UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 to September 30, 2016

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 132.9%
COMMON STOCKS - 41.1%

Airlines - 0.1%
Virgin America, Inc. *	11,665	624,194

Auto Components - 0.1%
DEMC Ltd., Class A (3)*(a)	13,027	130,268
DEMC Ltd., Class A-2 (3)*(a)	92,697,479	92,698
DEMC Ltd., Class B (3)*(a)	10,488	—

		222,966

Automobiles - 0.1%
Ferrari NV (Italy) (b)	13,047	676,748

Banks - 1.4%
Bank of Cyprus PCL (Cyprus) (2)*	15,826,132	2,505,014
Cardinal Financial Corp.	25,227	658,172
PrivateBancorp, Inc.	39,804	1,827,800
Suffolk Bancorp	21,440	745,469
Yadkin Financial Corp.	56,869	1,495,086

		7,231,541

Biotechnology - 1.4%
Aptevo Therapeutics, Inc. *	176,935	452,954
Caladrius Biosciences, Inc. *	1	5
Cepheid *	82,303	4,336,545
Raptor Pharmaceutical Corp. *	175,132	1,570,934
Tobira Therapeutics, Inc. *	11,880	472,111
Vitae Pharmaceuticals, Inc. *	30,935	647,160

		7,479,709

Building Products - 0.1%
Armstrong Flooring, Inc. *	31,221	589,452

Capital Markets - 1.5%
Bats Global Markets, Inc.	53,383	1,608,430
Hydra Industries Acquisition Corp. *(c)	521,182	5,190,973
NorthStar Asset Management Group, Inc.	45,040	582,367
Pinecrest Resources Ltd. (Canada) (2)*	79,820	13,993
PJT Partners, Inc., Class A	23,789	648,726

		8,044,489

Chemicals - 2.5%
Agrium, Inc. (Canada)	6,864	622,496
Chemours Co. (The)	45,366	725,856
Chemtura Corp. *	58,820	1,929,884
Dow Chemical Co. (The)	91,279	4,730,991
GCP Applied Technologies, Inc. *(b)	25,528	722,953
Ingevity Corp. *(b)	11,710	539,831
Monsanto Co.	21,281	2,174,918
MPM Holdings, Inc. *	144,707	1,302,363
Valspar Corp. (The)	1,263	133,967

		12,883,259

Commercial Services & Supplies - 0.4%
G&K Services, Inc., Class A	24,286	2,319,070

Communications Equipment - 0.0% (d)
Telestone Technologies Corp. (China) (3)*(a)	115,818	12

Construction Materials - 0.3%
Tecnoglass, Inc.	111,185	1,338,667

INVESTMENTS	SHARES	VALUE ($)
Containers & Packaging - 0.6%
AEP Industries, Inc.	28,681	3,136,841

Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. *	28,975	230,351
Education Management Corp. *(c)	21,051,477	126,309

		356,660

Diversified Financial Services - 14.0%
Arowana, Inc. (Australia) *(c)	787,920	8,028,905
CF Corp., Class A (2)*	1,500,000	14,685,000
Conyers Park Acquisition Corp. *	25,000	268,750
Gibraltar Growth Corp., Class A (Canada) (2)*	1,273,900	9,515,774
Jensyn Acquisition Corp. (2)*	174,000	1,745,220
Kew Media Group, Inc., Class A (Canada) (2)*	300,000	2,220,359
KLR Energy Acquisition Corp., Class A *(c)	500,000	5,060,000
Landcadia Holdings, Inc. (2)*	500,000	5,125,000
M I Acquisitions, Inc. *	250,000	2,505,000
M III Acquisition Corp. *	808,712	7,925,378
Origo Acquisition Corp. (2)*(c)	325,500	3,352,650
Pacific Special Acquisition Corp. (China) *(c)	373,500	3,828,375
PNBK Holdings LLC, Class A (3)*(a)	2,090,900	1,297,905
PNBK Holdings LLC, Class B (3)*(a)	3,218	—
Rescap Liquidating Trust (2)*	125,811	1,232,948
Saban Capital Acquisition Corp. *	84,000	846,720
Stellar Acquisition III, Inc. (Greece) *(c)	600,000	5,982,000
TPT Acquisition, Inc. (3)*(a)	20,730	—

		73,619,984

Diversified Telecommunication Services - 0.0% (d)
Manitoba Telecom Services, Inc. (Canada)	3,025	86,926
XO holdings, Inc., Class O (3)*(a)	1,366,340	—

		86,926

Electric Utilities - 0.1%
Empire District Electric Co. (The)	200	6,828
ITC Holdings Corp.	10,277	477,675
Westar Energy, Inc.	4,067	230,802

		715,305

Electronic Equipment, Instruments & Components - 0.1%
DTS, Inc.	3,532	150,251
Rofin-Sinar Technologies, Inc. *	6,869	221,045

		371,296

Energy Equipment & Services - 0.2%
FMC Technologies, Inc. *	34,526	1,024,387
Songa Offshore (Norway) (3)*(a)	6,517,785	146,749

		1,171,136

Equity Real Estate Investment Trusts (REITs) - 0.6%
Care Capital Properties, Inc.	19,569	557,717
NorthStar Realty Finance Corp.	46,513	612,576
Parkway Properties, Inc.	1,523	25,906
Post Properties, Inc.	31,787	2,102,074

		3,298,273

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Food Products - 0.5%
WhiteWave Foods Co. (The) *	49,524	2,695,591

Gas Utilities - 0.0% (d)
Piedmont Natural Gas Co., Inc.	377	22,635

Health Care Equipment & Supplies - 0.7%
China Medical Technologies, Inc., ADR (China) (3)*(a)(b)	4,931	49
EndoChoice Holdings, Inc. *	108,651	867,035
St. Jude Medical, Inc.	32,255	2,572,659

		3,439,743

Health Care Providers & Services - 0.6%
Envision Healthcare Holdings, Inc. *	87,611	1,951,097
Humana, Inc.	2,952	522,179
Quorum Health Corp. *	47,681	298,960
Rotech Healthcare, Inc. (3)*(a)	16,828	252,431

		3,024,667

Health Care Technology - 0.2%
Press Ganey Holdings, Inc. *	23,148	935,179

Hotels, Restaurants & Leisure - 0.6%
Interval Leisure Group, Inc.	767	13,169
Isle of Capri Casinos, Inc. *	75,281	1,677,261
Marriott International, Inc., Class A	1	67
Whistler Blackcomb Holdings, Inc. (Canada)	52,674	1,501,588

		3,192,085

Household Durables - 0.0% (d)
WCI Communities, Inc. *	3,510	83,257

Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp. *	36,413	504,320

Internet Software & Services - 5.6%
Apigee Corp. *	17,124	297,958
Aspire Holdings Ltd., Class B (China) (3)*(a)	834,158	8
inContact, Inc. *	5,567	77,827
LinkedIn Corp., Class A *	3,866	738,870
Monster Worldwide, Inc. *	58,074	209,647
Rackspace Hosting, Inc. *	75,145	2,381,345
Yahoo!, Inc. *	594,655	25,629,630

		29,335,285

Life Sciences Tools & Services - 0.2%
Quintiles IMS Holdings, Inc. *	10,644	862,803

Machinery - 0.9%
Fortive Corp.	15,490	788,441
Joy Global, Inc.	34,455	955,782
KUKA AG (Germany) (2)*	6,543	791,306
Manitowoc Co., Inc. (The) (b)	147,009	704,173
Manitowoc Foodservice, Inc. *(b)	30,944	501,912
SPX Corp. *(b)	37,030	745,784

		4,487,398

Marine - 0.0% (d)
Pangaea Logistics Solutions Ltd. *	32,316	80,790

INVESTMENTS	SHARES	VALUE ($)
Media - 1.0%
Carmike Cinemas, Inc. *	24,742	808,816
China Networks International Holdings Ltd. (3)*(a)	2,287,278	47,530
FriendFinder Networks, Inc. (3)*(a)	6,483	185,383
MSG Networks, Inc., Class A *(b)	27,418	510,249
News Corp., Class A	39,762	555,873
Starz, Class A *	12,546	391,310
Twenty-First Century Fox, Inc., Class A	103,088	2,496,791

		4,995,952

Metals & Mining - 0.0% (d)
Jaguar Mining (3)*(a)	142,136	35,843
Jaguar Mining, Inc. (Canada) *(b)	25,812	13,575
Newmarket Gold, Inc. (Canada) *	9,233	33,147
Southern Arc Minerals, Inc. (Canada) *(b)	24,848	13,826

		96,391

Multi-Utilities - 0.0% (d)
Dominion Resources, Inc.	—	29

Oil, Gas & Consumable Fuels - 0.6%
Energy Fuels, Inc. *	14,400	23,269
Gold Point Energy Corp. (3)*(a)(e)	1,140,000	—
InterOil Corp. (Singapore) *	2,461	125,314
Spectra Energy Corp.	74,493	3,184,576

		3,333,159

Personal Products - 0.1%
Herbalife Ltd. *(b)	11,553	716,170

Pharmaceuticals - 0.2%
Cynapsus Therapeutics, Inc. (Canada) *	19,985	803,797

Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp., Class A	131,224	2,877,742
KLA-Tencor Corp.	21,377	1,490,191
Linear Technology Corp.	71,808	4,257,496
SunEdison Semiconductor Ltd. *	67,433	768,062

		9,393,491

Software - 1.8%
AVG Technologies NV *	50,920	1,273,509
Citrix Systems, Inc. *(b)	32,778	2,793,341
Dell Technologies, Inc., Class V *	2,481	118,592
Epiq Systems, Inc.	80,010	1,319,365
Fleetmatics Group plc *	26,339	1,579,813
Infoblox, Inc. *	40,038	1,055,802
Interactive Intelligence Group, Inc. *	2,703	162,559
NetSuite, Inc.*	12,062	1,335,143

		9,638,124

Specialty Retail - 0.9%
Barnes & Noble Education, Inc. *	55,476	530,905
CST Brands, Inc.	84,422	4,059,854

		4,590,759

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	29,087	661,729
Lexmark International, Inc., Class A	5,730	228,971
Silicon Graphics International Corp. *	201,153	1,548,878

		2,439,578

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 0.5%
EverBank Financial Corp.	124,086	2,402,305
Federal Home Loan Mortgage Corp. *(b)	98,324	154,369
Federal National Mortgage Association *(b)	34,608	58,487

		2,615,161

Trading Companies & Distributors - 0.2%
Herc Holdings, Inc. *	32,396	1,091,745

Transportation Infrastructure - 0.0% (d)
Jack Cooper Holdings Corp., Class B (3)*(a)	2,223	23,846

Wireless Telecommunication Services - 0.5%
Cleveland Unlimited (3)*(a)	1	1,440,233
VimpelCom Ltd., ADR (Netherlands)	371,604	1,293,182

		2,733,415

TOTAL COMMON STOCKS (Cost $217,325,208)		215,301,898

PREFERRED STOCKS - 0.4%

Banks - 0.2%
First Banks, Inc., Series C (3)*(a)	2,458	799,738

Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp., Series W 5.66% *(f)	34,360	79,372
Federal Home Loan Mortgage Corp., Series V 5.57% *(f)	119,409	281,805
Federal Home Loan Mortgage Corp., Series Z 8.38% *(f)(g)	97,345	338,760
Federal Home Loan Mortgage Corp., Series X 6.02% *(f)	50,343	116,796
Federal National Mortgage Association, Series S 8.25% *(b)(f)(g)	97,345	341,681

		1,158,414

TOTAL PREFERRED STOCKS (Cost $4,604,625)		1,958,152

CONVERTIBLE PREFERRED STOCKS - 9.9%

Capital Markets - 1.4%
Mandatory Exchangeable Trust (China) 100 par, 5.75%, 6/1/2019 (2)(b)(h)	56,586	7,303,555

Commercial Services & Supplies - 0.2%
Stericycle, Inc. 100 par, 5.25%, 9/15/2018 (b)	14,650	970,855

Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. Series A, 100 par, 11.13%, 6/29/2018 (b)	86,125	7,226,749

Electric Utilities - 0.5%
Great Plains Energy, Inc. 50 par, 7.00%, 9/15/2019	51,675	2,660,746

Equity Real Estate Investment Trusts (REITs) - 1.8%
Welltower, Inc. Series I, 50 par, 6.50%, 12/31/2049 (b)(f)	137,075	9,122,341

Food Products - 1.2%
Bunge Ltd. 100 par, 4.88%, 12/31/2049 (b)(f)	67,625	6,431,618

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 0.1%
DTE Energy Co. 50 par, 6.50%, 10/1/2019	7,050	366,600

Pharmaceuticals - 1.8%
Allergan plc Series A, 1,000 par, 5.50%, 3/1/2018 (b)	11,525	9,469,286

Trading Companies & Distributors - 0.0% (d)
Timberjack Corp. 188,000 par, 8.00%, 12/31/2016 (3)*(a)(e)	188,000	908

Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. 50 par, 5.50%, 12/15/2017 (b)	103,375	8,070,486

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,743,794)		51,623,144

CLOSED END FUNDS - 3.3%

Capital Markets - 3.3%
Adams Diversified Equity Fund, Inc.	29,609	389,358
Advent Claymore Convertible Securities and Income Fund II	66,365	381,599
Alpine Global Dynamic Dividend Fund	52,934	460,526
Alpine Global Premier Properties Fund	308,277	1,710,937
Ares Dynamic Credit Allocation Fund, Inc.	52,050	772,943
Avenue Income Credit Strategies Fund	18,495	239,880
BlackRock Core Bond Trust	3,782	53,742
BlackRock Resources & Commodities Strategy Trust	252,097	2,054,591
Blackstone/GSO Long-Short Credit Income Fund	3,517	54,654
Brookfield Global Listed Infrastructure Income Fund, Inc.	13,163	180,596
CBRE Clarion Global Real Estate Income Fund	167,282	1,405,169
Central Securities Corp.	37,665	800,005
Clough Global Dividend and Income Fund	9,087	110,225
Clough Global Equity Fund	12,180	138,608
Clough Global Opportunities Fund	44,263	428,023
Delaware Enhanced Global Dividend & Income Fund	30,611	309,783
Dividend and Income Fund	4,471	50,165
Eaton Vance Senior Income Trust	30,653	197,405
First Trust Aberdeen Global Opportunity Income Fund	33,004	388,787
First Trust High Income Long/Short Fund	49,917	778,206
First Trust Strategic High Income Fund II	1,891	23,335
Gabelli Healthcare & WellnessRx Trust (The) (b)	18,462	192,374
General American Investors Co., Inc. (b)	30,591	998,796
Liberty All Star Equity Fund	410,252	2,125,105
Liberty All Star Growth Fund, Inc.	1,233	5,314
LMP Capital and Income Fund, Inc. (b)	13,577	185,055
Macquarie Global Infrastructure Total Return Fund, Inc.	20,355	443,535
Nuveen Credit Strategies Income Fund	10,647	90,287
Nuveen Maryland Premium Income Municipal Fund	7,874	109,134
Putnam High Income Securities Fund	4,707	37,750
RMR Real Estate Income Fund	35,879	780,368
Royce Micro-Cap Trust, Inc.	13,160	102,780

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 3.3% (Continued)
Royce Value Trust, Inc.	28,151	356,392
Sprott Focus Trust, Inc.	33,903	233,931
Swiss Helvetia Fund, Inc. (The)	17,896	191,308
Templeton Global Income Fund	20,427	127,465
Tri-Continental Corp. (b)	21,624	462,321
Western Asset Worldwide Income Fund, Inc.	12,515	145,299

TOTAL CLOSED END FUNDS (Cost $18,614,558)		17,515,751

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 3.0%
Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2018 (3)(a)(e)	33,550,000	—

Chemicals - 0.8%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(a)(e)	13,550,000	—
Momentive Performance Materials, Inc. 3.88%, 10/24/2021 (2)	5,000,000	4,168,750

		4,168,750

Food & Staples Retailing - 0.2%
Rite Aid Corp. 9.25%, 3/15/2020 (2)	1,175,000	1,239,625

Gas Utilities - 0.5%
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (3)(a)(i)	4,614,488	2,537,968

Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment Operating Co., Inc. 10.75%, 2/1/2016 (2)(e)	7,125,000	5,343,750

Multiline Retail - 0.0% (d)
Brookstone Holdings Corp.
10.00%, 7/7/2021 (3)(a)(i)	65,475	19,998

Oil, Gas & Consumable Fuels - 0.1%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. 13.75%, 12/1/2015 (2)(e)	2,833,436	3,542
Sabine Oil & Gas Corp. 7.25%, 6/15/2019 (2)(e)	17,830,000	300,881
7.50%, 9/15/2020 (3)(a)(e)	10,750,000	26,875

		331,298

Personal Products - 0.1%
Elizabeth Arden, Inc. 7.38%, 3/15/2021 (2)	725,000	751,281

Specialty Retail - 0.0% (d)
RS Legacy Corp. 6.75%, 5/15/2019 (2)(b)(e)	6,230,000	15,575

Textiles, Apparel & Luxury Goods - 0.1%
Quiksilver, Inc. / QS Wholesale, Inc. 10.00%, 8/1/2020 (3)(a)(e)	6,325,000	411,125

Thrifts & Mortgage Finance - 0.2%
Washington Mutual Bank, Bank Note 0.00%, 5/1/2009 (2)(e)(g)	5,000,000	1,081,250

TOTAL CORPORATE BONDS (Cost $47,104,972)		15,900,620

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
CONVERTIBLE BONDS - 45.6%

Auto Components - 0.0% (d)
Exide Technologies 0.00%, 9/18/2013 (3)(a)(b)(e)(g)	650,000	1

Automobiles - 0.6%
Fiat Chrysler Automobiles NV (United Kingdom) Series FCAU, 7.88%, 12/15/2016 (b)(e)	4,547,500	2,913,129

Biotechnology - 1.0%
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (2)(b)	4,500,000	5,504,062

Capital Markets - 0.1%
MF Global Holdings Ltd. 3.38%, 8/1/2018 (2)(e)	1,609,000	402,250

Chemicals - 0.0% (d)
ShengdaTech, Inc. (China) 6.50%, 12/15/2015 (3)(a)(b)(e)(h)	1,200,000	12
6.00%, 6/1/2018 (3)(a)(b)(e)(h)	300,000	3

		15

Communications Equipment - 0.7%
Ciena Corp. 3.75%, 10/15/2018 (2)(b)(h)	650,000	822,250
Nortel Networks Corp. (Canada) 1.75%, 4/15/2012 (2)(b)(e)	3,000,000	2,730,000

		3,552,250

Construction Materials - 0.7%
Cemex SAB de CV (Mexico) 3.75%, 3/15/2018 (2)(b)	3,375,000	3,788,437

Consumer Finance - 0.6%
EZCORP, Inc. 2.13%, 6/15/2019 (2)(b)	2,950,000	2,889,156

Diversified Financial Services - 0.8%
Element Financial Corp. (Canada) 5.13%, 6/30/2019 (2)(b)(h)	CAD 4,850,000	4,265,057

Electronic Equipment, Instruments & Components - 1.6%
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (2)(b)	7,702,000	8,645,495

Energy Equipment & Services - 0.8%
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(b)	1,150,000	1,154,313
Weatherford International Ltd. 5.88%, 7/1/2021 (2)(b)	2,600,000	2,916,875

		4,071,188

Equity Real Estate Investment Trusts (REITs) - 0.6%
Spirit Realty Capital, Inc. 2.88%, 5/15/2019 (2)(b)	3,000,000	3,313,125

Health Care Equipment & Supplies - 0.0% (d)
China Medical Technologies, Inc. (China) Series CMT, 4.00%, 8/15/2013 (2)(b)(e)	250,000	469
6.25%, 12/15/2016 (3)(a)(b)(e)(h)	2,625,000	6,562

		7,031

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Health Care Providers & Services - 0.4%
Anthem, Inc. 2.75%, 10/15/2042 (2)(b)	1,279,000	2,239,849

Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020 (2)(b)	3,500,000	3,587,500

Household Durables - 0.0% (d)
Palm Harbor Homes, Inc. 3.25%, 5/15/2024 (3)(a)(e)	70,000	1

Independent Power and Renewable Electricity Producers - 0.7%
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(b)(h)	3,475,000	3,472,828

Internet Software & Services - 2.0%
LinkedIn Corp. 0.50%, 11/1/2019 (2)(b)	750,000	742,969
Monster Worldwide, Inc. 3.50%, 10/15/2019 (2)	750,000	748,594
Pandora Media, Inc. 1.75%, 12/1/2020 (2)(b)(h)	5,125,000	5,691,953
VeriSign, Inc. 4.49%, 8/15/2037 (2)(b)	1,510,000	3,460,731

		10,644,247

IT Services - 0.7%
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (2)(b)	2,944,000	3,705,760

Leisure Products - 0.9%
JAKKS Pacific, Inc. 4.88%, 6/1/2020 (2)(b)(h)	4,425,000	4,660,078

Life Sciences Tools & Services - 0.2%
Sequenom, Inc. 5.00%, 1/1/2018 (2)	1,000,000	1,048,400

Machinery - 2.4%
Meritor, Inc. 7.87%, 3/1/2026 (2)(b)	3,521,000	4,735,745
Titan International, Inc. 5.63%, 1/15/2017 (2)(b)(h)	7,575,000	8,005,828

		12,741,573

Media - 0.3%
Cenveo Corp. 7.00%, 5/15/2017 (2)(b)	1,800,000	1,698,750

Metals & Mining - 0.8%
A. M. Castle & Co. 5.25%, 12/30/2019 (3)(a)(b)(h)	647,000	349,004
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(b)	2,700,000	3,808,688

		4,157,692

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust, Inc. 4.00%, 1/15/2019 (2)(b)	300,000	338,625

Oil, Gas & Consumable Fuels - 5.2%
Aegean Marine Petroleum Network, Inc. (Greece) 4.00%, 11/1/2018 (2)(b)	4,175,000	4,154,125
Alon USA Energy, Inc. 3.00%, 9/15/2018 (2)(b)	1,950,000	1,858,594

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 5.2% (continued)
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(a)(b)(e)	800,000	4,000
Amyris, Inc. 9.50%, 4/15/2019 (2)(b)(h)	7,678,000	3,891,786
Cal Dive International, Inc. 5.00%, 7/15/2017 (3)(a)(b)(e)	2,275,000	5,688
Cheniere Energy, Inc. 4.25%, 3/15/2045 (2)(b)	3,550,000	2,252,031
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(h)	1,400,000	1,400,000
Emerald Oil, Inc. 2.00%, 4/1/2019 (2)(b)(e)(h)	1,600,000	2,000
James River Coal Co. 10.00%, 6/1/2018 (3)(a)(e)	310,000	—
Oasis Petroleum, Inc. 2.63%, 9/15/2023 (2)(b)	1,225,000	1,381,953
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(b)	10,075,000	10,075,000
Whiting Petroleum Corp. Series 1, 1.25%, 6/5/2020 (2)(b)	3,350,000	2,186,880

		27,212,057

Personal Products - 0.7%
Herbalife Ltd. 2.00%, 8/15/2019 (2)(b)	3,825,000	3,779,578

Pharmaceuticals - 0.8%
Innoviva, Inc. 2.13%, 1/15/2023 (2)	1,100,000	921,250
Medicines Co. (The) 2.50%, 1/15/2022 (2)(b)	2,325,000	3,009,422

		3,930,672

Semiconductors & Semiconductor Equipment - 19.6%
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(a)(e)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(b)(h)	5,450,000	6,931,719
Integrated Device Technology, Inc. 0.88%, 11/15/2022 (2)(b)(h)	3,750,000	3,787,500
Intel Corp. 3.25%, 8/1/2039 (2)(b)	14,450,000	26,425,437
Microchip Technology, Inc. 2.13%, 12/15/2037 (2)(b)	2,215,000	5,729,928
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(b)	5,000,000	13,928,125
NVIDIA Corp. 1.00%, 12/1/2018 (2)	13,000,000	43,048,200
SunEdison, Inc. 2.00%, 10/1/2018 (2)(b)(e)	16,350,000	940,125
0.25%, 1/15/2020 (2)(b)(e)(h)	575,000	33,063
2.75%, 1/1/2021 (2)(b)(e)	4,400,000	253,000
SunPower Corp. 4.00%, 1/15/2023 (2)(b)(h)	2,500,000	1,903,125

		102,980,222

Software - 0.7%
Interactive Intelligence Group, Inc. 1.25%, 6/1/2020 (2)	525,000	604,734
NetSuite, Inc. 0.25%, 6/1/2018 (2)	750,000	827,813
TiVo Solutions, Inc. 2.00%, 10/1/2021 (2)	2,075,000	2,069,812

		3,502,359

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Tobacco - 1.9%
Vector Group Ltd. 2.50%, 1/15/2019 (2)(b)(g)	6,650,000	9,843,583

TOTAL CONVERTIBLE BONDS (Cost $253,233,070)		238,894,970

LOAN PARTICIPATIONS - 0.1%

Consumer Finance - 0.1%
J.G. Wentworth LLC 7.00%, 1/22/2018 (2)(g)	1,539,171	554,101

Oil, Gas & Consumable Fuels - 0.0% (d)
Black Elk Energy Offshore Investigation 7.50%, 3/22/2017 (3)(a)(g)	197,771	39,642
Black Elk Roll Up Investigation DIP 7.50%, 3/22/2017 (3)(a)(g)	197,771	39,643

		79,285

TOTAL LOAN PARTICIPATIONS (Cost $1,759,805)		633,386

	NO. OF RIGHTS
RIGHTS - 0.3%

Banks - 0.0% (d)
EFG International Finance Guernsey Ltd. (Switzerland) (3)*(a)	283,523	2,835

Biotechnology - 0.1%
Ambit Biosciences Corp. (3)*(a)	146,272	139,789
Chelsea Therapeutics, Inc. (Denmark) (3)*(a)	4,668,137	185,372
Durata Therapeutics, Inc. (3)*(a)	261,441	228,332
Prosensa Holding NV (3)*(a)	197,426	2

		553,495

Capital Markets - 0.1%
Hydra Industries Acquisition Corp. *(c)	1,720,000	774,000

Diversified Financial Services - 0.1%
Arowana, Inc. (Australia) (2)*(c)	720,000	92,880
Barington/Hilco Acquisition Corp. (2)*(c)	487,260	49,701
Jensyn Acquisition Corp. *	174,000	34,365
Origo Acquisition Corp. (2)*(c)	325,500	52,405
Pacific Special Acquisition Corp.(China) (2)*(c)	373,500	70,965

		300,316

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc. (3)*(a)	879,944	—

Health Care Providers & Services - 0.0% (d)
Community Health Systems, Inc. *	7,762,436	69,862

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Pharmaceuticals - 0.0%
Furiex Pharmaceuticals, Inc. (3)*(a)	335,833	—

TOTAL RIGHTS (Cost $284,220)		1,700,508

	NO. OF WARRANTS

WARRANTS - 2.7%

Aerospace & Defense - 0.0% (d)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*(c)	1,449,557	108,717
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*(c)	614,551	922

		109,639

Banks - 0.1%
Associated Banc-Corp., expiring 11/21/2018 (2)*(b)	20,065	50,162
Boston Private Financial Holdings, Inc., expiring 11/21/2018*	97,674	587,021
Comerica, Inc., expiring 12/12/2018 (3)*(a)	9,708	37,861
Valley National Bancorp, expiring 11/14/2018*	49,509	2,535

		677,579

Biotechnology - 0.0% (d)
Mast Therapeutics, Inc., expiring 11/16/2016 (3)*(a)	103,750	1
Pluristem Therapeutics, Inc., expiring 9/19/2017 (3)*(a)	63,750	3,188
Venaxis, Inc., expiring 5/30/2018 (3)*(a)	24,000	24

		3,213

Capital Markets - 0.1%
Hydra Industries Acquisition Corp., expiring 12/9/2019 *(c)	1,533,043	654,609

Chemicals - 0.1%
AgroFresh Solutions, Inc., expiring 2/19/2019 *	504,000	393,120
Delta Technology Holdings Ltd., expiring 12/18/2017 (China) (2)*	818,832	65,507

		458,627

Construction & Engineering - 0.1% (d)
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	444,185

Consumer Finance - 0.0% (d)
China Lending Corp., expiring 7/6/2021 (China) *	142,386	29,602

Distributors - 0.0% (d)
KBS Fashion Group Ltd., expiring 1/22/2018 (China) (2)*	763,024	763

Diversified Consumer Services - 0.0% (d)
Education Management Corp., expiring 1/5/2022 (3)*(a)(c)	16,528,497	165

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Diversified Financial Services - 1.7%
Acasta Enterprises, Inc., expiring 9/8/2020 (Canada) *	579,085	105,934
Alignvest Acquisition Corp., expiring 6/15/2023 (Canada) (2)*	445,000	115,325
AR Capital Acquisition Corp., expiring 10/28/2019 *	697,500	41,850
Arowana, Inc., expiring 5/1/2020 (Australia) *(c)	720,000	93,528
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *	487,260	56,035
Boulevard Acquisition Corp. II, expiring 9/25/2020 *	1,698,740	968,282
Capitol Acquisition Corp. III, expiring 10/19/2020 (2)*	1,575,000	1,063,125
CF Corp., expiring 7/8/2021 (2)*	750,000	525,000
Double Eagle Acquisition Corp., expiring 10/16/2020 *	2,047,500	819,000
Dundee Acquisition Ltd., expiring 4/14/2020 (Canada) *	630,000	124,852
Easterly Acquisition Corp., expiring 7/29/2020 *	823,250	493,950
Electrum Special Acquisition Corp., expiring 6/11/2021 (2)*	990,000	225,225
Gibraltar Growth Corp., expiring 11/11/2020 (Canada) (2)*	1,274,000	252,479
Global Partner Acquisition Corp., expiring 8/13/2020 (2) *	1,068,000	288,360
Gores Holdings, Inc., expiring 10/16/2020 *	395,251	474,301
GP Investments Acquisition Corp., expiring 5/26/2022 (2)*	987,500	602,375
Harmony Merger Corp., expiring 1/1/2021 (2)*(c)	1,475,100	402,702
Hennessy Capital Acquisition Corp. II, expiring 9/11/2020 *	1,028,837	411,535
Jensyn Acquisition Corp., expiring 4/26/2021 (2)*	174,000	12,180
Kew Media Group, Inc., expiring 7/25/2021 (Canada) (2)*	300,000	36,587
KLR Energy Acquisition Corp., expiring 9/16/2022 *(c)	500,000	210,000
Origo Acquisition Corp., expiring 12/17/2021 (2)*(c)	325,500	32,550
Pace Holdings Corp., expiring 10/29/2020 *	455,000	191,100
Pacific Special Acquisition Corp., expiring 10/27/2020 (China) (2)*(c)	373,500	46,688
Quinpario Acquisition Corp. 2, expiring 1/1/2023 (2)*	2,880,708	432,106
ROI Acquisition Corp. II, expiring 9/17/2018 (3)*(a)	882,000	—
Silver Run Acquisition Corp., expiring 4/13/2021 *	139,166	751,496
Terrapin 3 Acquisition Corp., expiring 6/27/2019 *(c)	1,428,000	258,468

		9,035,033

Electronic Equipment, Instruments & Components - 0.0% (d)
RMG Networks Holding Corp., expiring 4/8/2018 (2)*(b)	631,210	1,262

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Energy Equipment & Services - 0.0% (d)
Glori Energy, Inc., expiring 7/25/2019 *	287,100	1,723

Independent Power and Renewable Electricity Producers - 0.0% (d)
Electrawinds SE, expiring 10/11/2017 (Luxembourg) (3)*(a)	621,000	1,395

Internet Software & Services - 0.0% (d)
Net Element International, Inc., expiring 10/2/2017 (3)*(a)	319,668	9,590

IT Services - 0.2%
CardConnect Corp., expiring 8/1/2021 *	775,000	844,750

Machinery - 0.1%
Blue Bird Corp., expiring 2/24/2020(2) *	302,439	483,902
Jason Industries, Inc., expiring 6/30/2019 *(b)(c)	1,933,070	164,311

		648,213

Media - 0.1%
Global Eagle Entertainment, Inc., expiring 1/31/2018 (3)*(a)	367,857	371,536

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(a)	2,101	—

Trading Companies & Distributors - 0.2%
Nexeo Solutions, Inc., expiring 6/9/2021 (2)*	1,381,000	814,790

Transportation Infrastructure - 0.0% (d)
Pingtan Marine Enterprise Ltd., expiring 2/26/2018 (2)*	395,000	3,950

TOTAL WARRANTS (Cost $2,495,202)		14,110,624

	NO. OF UNITS

SECURITIES IN LITIGATION - 0.0% (d)

Software - 0.0% (d)
Timegate (3)*(a)	1,500,000	—
Timegate (3)*(a)(e)	3,591,250	206,105

TOTAL SECURITIES IN LITIGATION (Cost $3,586,539)		206,105

SHORT-TERM INVESTMENTS - 26.5%

INVESTMENT COMPANIES - 17.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (2)(j)	2,613,068	2,613,068
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (2)(j)	10,452,272	10,452,272
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (2)(j)(k)	52,875,065	52,875,065
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (2)(j)(k)	12,187,982	12,187,982
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (2)(j)	13,065,341	13,065,341

TOTAL INVESTMENT COMPANIES (Cost $91,193,728)		91,193,728

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 9.1%
U.S. Treasury Bill
0.37%, 11/17/2016 (2)(b)(l)	4,018,000	4,017,120
0.48%, 11/25/2016 (2)(b)(l)	1,704,000	1,703,584
0.43%, 1/19/2017 (2)(b)(l)	39,990,000	39,958,368
0.43%, 1/26/2017 (2)(b)(l)	2,201,000	2,199,030
0.48%, 3/2/2017 (2)(l)	95,000	94,856

TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,949,038)		47,972,958

TOTAL SHORT-TERM INVESTMENTS (Cost $139,142,766)		139,166,686

TOTAL LONG POSITIONS (Cost $737,894,759)		697,011,844

	SHARES
SHORT POSITIONS - (46.2)%
COMMON STOCKS - (45.1)%

Automobiles - (0.4)%
Fiat Chrysler Automobiles NV (United Kingdom)	(315,690)	(2,020,416)

Banks - (1.1)%
Associated Banc-Corp.	(10,632)	(208,281)
Boston Private Financial Holdings, Inc.	(97,576)	(1,251,900)
Canadian Imperial Bank of Commerce (Canada)	(14,516)	(1,125,586)
Comerica, Inc.	(8,314)	(393,419)
FNB Corp.	(122,887)	(1,511,510)
People’s United Financial, Inc.	(47,704)	(754,677)
United Bankshares, Inc.	(17,885)	(673,728)
Valley National Bancorp	(3,669)	(35,699)

		(5,954,800)

Biotechnology - (0.6)%
Emergent BioSolutions, Inc. *	(97,955)	(3,088,521)
Pluristem Therapeutics, Inc. *	(4,430)	(7,088)

		(3,095,609)

Capital Markets - (0.2)%
CBOE Holdings, Inc.	(17,088)	(1,108,157)
Penson Worldwide, Inc. (3)*(a)	(217,523)	—

		(1,108,157)

Chemicals - (1.1)%
AgroFresh Solutions, Inc. *	(73,423)	(388,408)
EI du Pont de Nemours & Co.	(71,182)	(4,767,058)
Potash Corp. of Saskatchewan, Inc. (Canada)	(38,260)	(624,403)

		(5,779,869)

Commercial Services & Supplies - (0.1)%
Stericycle, Inc. *	(9,677)	(775,515)

Communications Equipment - (0.1)%
Ciena Corp. *	(23,207)	(505,913)

Construction Materials - (0.3)%
Cemex SAB de CV, ADR (Mexico) *	(223,287)	(1,772,902)

Consumer Finance - (0.2)%
EZCORP, Inc., Class A *	(101,914)	(1,127,169)
FirstCash, Inc.	(1)	(47)

		(1,127,216)

INVESTMENTS	SHARES	VALUE ($)
Containers & Packaging - (0.3)%
Berry Plastics Group, Inc. *	(33,626)	(1,474,500)

Distributors - 0.0% (d)
KBS Fashion Group Ltd. (China) *	(3,018)	(1,298)

Diversified Financial Services - (0.3)%
Element Fleet Management Corp. (Canada)	(124,986)	(1,564,290)

Diversified Telecommunication Services - (1.0)%
BCE, Inc. (Canada)	(1,109)	(51,217)
Frontier Communications Corp.	(1,257,425)	(5,230,888)

		(5,282,105)

Electric Utilities - 0.0% (d)
Fortis, Inc. (Canada)	(7,728)	(248,519)
Great Plains Energy, Inc.	(880)	(24,015)

		(272,534)

Electronic Equipment, Instruments & Components - (1.4)%
Vishay Intertechnology, Inc.	(507,945)	(7,156,945)

Energy Equipment & Services - (0.5)%
SEACOR Holdings, Inc. *	(3,083)	(183,407)
Technip SA (France) (2)	(17,255)	(1,060,738)
Weatherford International plc *	(253,429)	(1,424,271)

		(2,668,416)

Equity Real Estate Investment Trusts (REITs) - (1.8)%
Cousins Properties, Inc.	(2,472)	(25,808)
Mid-America Apartment Communities, Inc.	(22,550)	(2,119,474)
Spirit Realty Capital, Inc.	(120,273)	(1,603,239)
Welltower, Inc.	(74,115)	(5,541,579)

		(9,290,100)

Food Products - (0.5)%
Bunge Ltd.	(41,085)	(2,433,464)

Health Care Equipment & Supplies - (0.2)%
Abbott Laboratories	(28,088)	(1,187,842)
China Medical Technologies, Inc., ADR (China) (3)*(a)	(40,234)	(402)

		(1,188,244)

Health Care Providers & Services - (0.8)%
Aetna, Inc.	(2,472)	(285,392)
Amsurg Corp. *	(29,261)	(1,961,950)
Anthem, Inc.	(14,961)	(1,874,763)

		(4,122,105)

Health Care Technology - (0.4)%
Allscripts Healthcare Solutions, Inc. *	(107,937)	(1,421,530)
IMS Health Holdings, Inc.*	(27,714)	(868,557)

		(2,290,087)

Hotels, Restaurants & Leisure - (0.3)%
Eldorado Resorts, Inc. *	(48,447)	(681,165)
Vail Resorts, Inc.	(5,162)	(809,814)

		(1,490,979)

Independent Power and Renewable Electricity Producers - (0.2)%
NRG Yield, Inc., Class A	(51,636)	(842,699)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 0.0% (d)
Willis Towers Watson plc	(1)	(124)

Internet Software & Services - (7.3)%
Alibaba Group Holding Ltd., ADR (China) *	(301,326)	(31,877,278)
Pandora Media, Inc. *	(218,497)	(3,131,062)
VeriSign, Inc. *	(43,277)	(3,385,992)

		(38,394,332)

IT Services - (0.5)%
Euronet Worldwide, Inc. *	(29,773)	(2,436,325)

Leisure Products - (0.6)%
JAKKS Pacific, Inc. *	(346,654)	(2,995,091)

Machinery - (1.0)%
Jason Industries, Inc. *	(11,068)	(24,571)
Meritor, Inc.*	(225,931)	(2,514,612)
Titan International, Inc.	(294,770)	(2,983,072)

		(5,522,255)

Media - (0.9)%
AMC Entertainment Holdings, Inc., Class A	(5,504)	(171,119)
Carmike Cinemas, Inc. *	(4,100)	(134,029)
Comcast Corp., Class A	(37)	(2,455)
Global Eagle Entertainment, Inc. (2)*	(115,617)	(960,777)
Lions Gate Entertainment Corp.	(8,511)	(170,135)
News Corp., Class B	(39,972)	(568,402)
Twenty-First Century Fox, Inc., Class B	(103,130)	(2,551,436)

		(4,558,353)

Metals & Mining - (0.5)%
Allegheny Technologies, Inc.	(153,218)	(2,768,649)
Kirkland Lake Gold, Inc. (Canada) *	(4,385)	(33,257)

		(2,801,906)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
Colony Capital, Inc., Class A	(65,720)	(1,198,076)
Starwood Property Trust, Inc.	(11,893)	(267,830)

		(1,465,906)

Oil, Gas & Consumable Fuels - (2.4)%
Aegean Marine Petroleum Network, Inc. (Greece)	(146,684)	(1,466,840)
Alon USA Energy, Inc.	(50,826)	(409,658)
Amyris, Inc. *	(131,009)	(75,985)
Cheniere Energy, Inc. *	(16,290)	(710,244)
Enbridge, Inc. (Canada)	(73,299)	(3,242,015)
Exxon Mobil Corp.	(1,320)	(115,210)
Oasis Petroleum, Inc. *	(79,983)	(917,405)
Range Resources Corp.	(1)	(39)
Ship Finance International Ltd. (Norway)	(282,210)	(4,156,953)
Whiting Petroleum Corp. *	(159,798)	(1,396,634)

		(12,490,983)

Pharmaceuticals - (1.9)%
Allergan plc	(31,614)	(7,281,020)
Innoviva, Inc. *	(35,888)	(394,409)
Medicines Co. (The) *	(56,967)	(2,149,935)

		(9,825,364)

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - (15.2)%
Analog Devices, Inc.	(16,672)	(1,074,510)
Inphi Corp. *	(107,202)	(4,664,359)
Integrated Device Technology, Inc. *	(71,180)	(1,644,258)
Intel Corp.	(572,994)	(21,630,524)
Lam Research Corp.	(151,896)	(14,386,070)
Microchip Technology, Inc.	(91,419)	(5,680,777)
NVIDIA Corp.	(438,988)	(30,079,458)
SunPower Corp. *	(50,773)	(452,895)

		(79,612,851)

Software - 0.0% (d)
Dell Technologies, Inc., Class V *	(2,472)	(118,162)

Tobacco - (1.3)%
Vector Group Ltd.	(310,059)	(6,675,562)

Wireless Telecommunication Services - (1.4)%
T-Mobile US, Inc. *	(157,959)	(7,379,844)

TOTAL COMMON STOCKS (Proceeds $(219,452,916))		(236,495,221)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BOND - (1.1)%

Software - (1.1)%
Citrix Systems, Inc. 0.50%, 4/15/2019 (Proceeds $(5,319,035)) (2)	(5,000,000)	(5,653,125)

TOTAL SHORT POSITIONS (Proceeds $(224,771,951))		(242,148,346)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 86.7% (Cost $513,122,808)		454,863,498
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3% (m)		69,726,861

NET ASSETS - 100.0%		$524,590,359

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$18,487,159	3.5%
Consumer Staples	16,348,420	3.1
Energy	21,040,445	4.0
Financials	128,072,554	24.5
Health Care	22,437,858	4.3
Industrials	18,652,839	3.6
Information Technology	51,392,175	9.8
Materials	18,199,502	3.5
Real Estate	6,443,640	1.2
Telecommunication Services	5,455,626	1.0
Utilities	9,166,594	1.7
Short-Term Investment	139,166,686	26.5

Total Investments In Securities At Value	454,863,498	86.7
Other Assets in Excess of Liabilities(m)	69,726,861	13.3

Net Assets	$524,590,359	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $9,079,916, which represents approximately 1.73% of net assets of the fund.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $284,650,350. In addition, $63,851,286 of cash collateral was pledged.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(e)	Defaulted security.
(f)	Perpetual security. The rate reflected was the rate in effect on 9/30/2016. The maturity date reflects the next call date.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of 9/30/2016 and changes periodically.
(h)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $52,526,323, which represents approximately 10.01% of net assets of the fund.
(i)	Payment in-kind security.
(j)	Represents 7-day effective yield as of 9/30/2016.
(k)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l)	The rate shown was the effective yield at the date of purchase.
(m)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

ADR - American Depositary Receipt
DIP - Debtor-in-Possession

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of September 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	Markit CDX North America High Yield Index Series 27.V1	5.000%	USD	4.013%	31,925,000	$(1,114,228)	12/20/2021	$(333,453)
CITG	Markit CDX North America Investment Grade Index Series 27.V1	1.000%	USD	0.747%	225,000	(2,117)	12/20/2021	(781)

						$(1,116,345)		$(334,234)

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
73	BARC	Euro Stoxx 50 Index Futures	12/2016	$(2,451,429)	$(2,455,216)	$(3,787)
296	BARC	S&P 500 E-Mini Futures	12/2016	(31,707,372)	(31,973,920)	(266,548)
44	BARC	U.S. Treasury 10-Year Note Futures	12/2016	(5,768,396)	(5,769,500)	(1,104)
236	JPMS	U.S. Treasury 2-Year Note Futures	12/2016	(51,545,031)	(51,558,625)	(13,594)
49	JPMS	U.S. Treasury 5-Year Note Futures	12/2016	(5,951,295)	(5,954,266)	(2,971)

				$(97,423,523)	$(97,711,527)	$(288,004)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/21/16	CITI	EUR	400,000	$448,158	$451,010	$2,852
Euro, Expiring 04/05/17	CITI	EUR	21,000	23,363	23,794	431

				$471,521	$474,804	$3,283

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(8,683,466)	$(6,684,008)	$(6,622,594)	$61,414
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(12,373,297)	(9,533,213)	(9,436,707)	96,506
Euro, Expiring 12/21/16	CITI	EUR	(1,472,290)	(1,658,823)	(1,660,043)	(1,220)
Euro, Expiring 04/05/17	CITI	EUR	(21,000)	(28,010)	(23,794)	4,216
Euro, Expiring 12/21/16	JPMC	EUR	(2,208,433)	(2,488,229)	(2,490,064)	(1,835)

				(20,392,283)	(20,233,202)	159,081

				$(19,920,762)	$(19,758,398)	$162,364

CAD - Canadian Dollar

EUR - Euro

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$24,724

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
United States
Herbalife Ltd.	(33,720)	$(2,114,918)	$24,616

Net Cash and Other Receivables/ (Payables) (b)			108

Swaps, at Value			$24,724

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 09/13/2017	$66,439

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Corporate Bonds
United Kingdom
Virgin Media Finance plc	6,400,000	$5,425,600	$46,248

Net Cash and Other Receivables/ (Payables) (b)			20,191

Swaps, at Value			$66,439

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 10/19/2016	$749,384

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(1,280,959)	$(5,751,709)	$642,205

Net Cash and Other Receivables/ (Payables) (b)			107,179

Swaps, at Value			$749,384

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 12/19/2016	$2,880

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Italy
Telecom Italia SpA	471,432	$329,644	$(9,615)

Short Positions

Common Stocks
Italy
Telecom Italia SpA	(471,432)	(404,257)	12,543

Total of Long and Short Equity Positions			2,928

Net Cash and Other Receivables/ (Payables) (b)			(48)

Swaps, at Value			$2,880

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$1,430,116

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Singapore
InterOil Corp.	3,867	$191,262	$5,646

Taiwan
Inotera Memories, Inc.	782,676	641,614	49,176

United States
Alere, Inc.	129,914	4,871,775	745,706
American Capital Ltd.	50,451	830,928	22,198
Apollo Education Group, Inc.	168,887	1,518,294	(175,642)
Astoria Financial Corp.	29,115	427,117	(2,038)
AVG Technologies NV	19,028	470,562	5,328
Carmike Cinemas, Inc.	930	28,663	1,739
Cigna Corp.	37,757	4,869,143	51,350
Cvent, Inc.	51,846	1,691,217	(47,180)
Dell Technologies, Inc.	9,769	370,751	96,207
Empire District Electric Co. (The)	53,476	1,803,745	21,925
Envision Healthcare Holdings, Inc.	54,329	1,335,950	(126,043)
Fidelity & Guaranty Life	94,022	2,055,321	125,049
Hawaiian Electric Industries, Inc.	25,566	793,824	(30,679)
Humana, Inc.	24,144	4,166,047	104,785
inContact, Inc.	92,686	1,288,335	7,415
Ingram Micro, Inc.	24,979	855,281	35,470
ITC Holdings Corp.	73,133	3,382,401	16,821
KLA-Tencor Corp.	62,470	4,729,604	(374,820)
Lexmark International, Inc.	55,013	2,017,327	180,993
Linear Technology Corp.	1,005	59,402	185
LinkedIn Corp.	5,958	1,148,285	(9,592)
Media General, Inc.	55,436	975,119	46,566
Monsanto Co.	3,721	397,291	(17,005)
National Interstate Corp.	13,318	431,903	1,332

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Parkway Properties, Inc.	17,022	$292,220	$(2,676)
Piedmont Natural Gas Co., Inc.	35,760	2,138,448	8,582
Quintiles IMS Holdings, Inc.	23,332	1,811,496	79,795
Rite Aid Corp.	552,989	3,870,923	381,562
Rofin-Sinar Technologies, Inc.	49,524	1,564,958	28,724
St. Jude Medical, Inc.	32,347	2,686,095	(106,098)
Suffolk Bancorp	38,288	1,260,058	71,216
Talen Energy Corp.	60,736	825,201	15,993
tronc, Inc.	20,974	314,400	39,641
Valspar Corp. (The)	31,335	3,336,237	(12,534)
Virgin America, Inc.	21,518	1,203,287	(51,858)
Westar Energy, Inc.	38,810	2,156,672	45,796
WhiteWave Foods Co. (The)	11,325	628,424	(12,005)

			1,166,208

Total of Long Equity Positions			1,221,030

Rights

Netherlands
Prosensa Holding NV (c)	7,998	—	—

United States
Durata Therapeutics, Inc. (c)	89,246	66,935	11,009
Dyax Corp. (c)	50,988	19,885	46,364
Safeway, Inc. Casa Ley CVR (c)	351,185	—	56,769
Safeway, Inc. PDR (c)	351,185	—	21,113

			135,255

Total Rights			135,255

Total of Long Equity Positions and Rights			1,356,285

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Positions

Common Stocks
United States
Abbott Laboratories	(28,168)	$(1,260,518)	$69,293
Aetna, Inc.	(20,785)	(2,394,640)	(4,988)
AMC Entertainment Holdings, Inc.	(248)	(7,296)	(414)
Amsurg Corp.	(18,110)	(1,358,431)	144,156
Analog Devices, Inc.	(252)	(15,836)	(405)
Anthem, Inc.	(19,162)	(2,516,737)	115,547
Ares Capital Corp.	(24,353)	(368,704)	(8,767)
Ball Corp.	(8)	(565)	(90)
Cousins Properties, Inc.	(27,748)	(291,621)	1,931
Exxon Mobil Corp.	(2,074)	(173,641)	(7,378)
Great Plains Energy, Inc.	(8,366)	(249,139)	20,831
IMS Health Holdings, Inc.	(60,776)	(1,824,496)	(80,224)
Lam Research Corp.	(30,652)	(2,751,630)	(151,421)
Marriott International, Inc.	(1)	(72)	4
New York Community Bancorp, Inc.	(29,199)	(421,926)	6,424
Nexstar Broadcasting Group, Inc.	(6,920)	(349,806)	(49,547)
People’s United Financial, Inc.	(85,191)	(1,290,595)	(57,127)
Range Resources Corp.	(1)	(40)	2
VMware, Inc.	(9,728)	(709,949)	(3,599)

			(5,772)

Total of Short Equity Positions			(5,772)

Total of Long and Short Equity Positions and Rights			1,350,513

Net Cash and Other Receivables/ (Payables) (b)			79,603

Swaps, at Value			$1,430,116

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	36 months maturity 08/21/2017	$84,984

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Entertainment One Ltd.	138,322	$392,532	$13,197

United Kingdom
London Stock Exchange Group plc	24,406	874,009	10,402
SABMiller plc	59,360	3,395,630	62,060

			72,462

Total of Long Equity Positions			85,659

Net Cash and Other Receivables/ (Payables) (b)			(675)

Swaps, at Value			$84,984

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$55,028

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Bankers Petroleum Ltd.	306,488	$471,608	$42,340
Manitoba Telecom Services, Inc.	111,473	3,277,870	(74,598)

			(32,258)

Total of Long Equity Positions			(32,258)

Short Positions

Common Stocks
Canada
BCE, Inc.	(41,723)	(1,988,006)	61,106
Fortis, Inc.	(54,922)	(1,811,385)	45,190

			106,296

Total of Short Equity Positions			106,296

Total of Long and Short Equity Positions			74,038

Net Cash and Other Receivables/ (Payables) (b)			(19,010)

Swaps, at Value			$55,028

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24-61 months maturity ranging from 04/20/2017-09/13/2021	$2,421

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Austria
Conwert Immobilien Invest SE	41,383	$781,890	$(3,003)

Italy
Italcementi SpA	16,226	193,031	(182)

Total of Long Equity Positions			(3,185)

Short Positions

Common Stocks
Germany
Vonovia SE	(14,861)	(565,488)	2,120

Netherlands
Koninklijke Ahold Delhaize NV	(1,484)	(35,611)	1,811

Total of Short Equity Positions			3,931

Total of Long and Short Equity Positions			746

Net Cash and Other Receivables/ (Payables) (b)			1,675

Swaps, at Value			$2,421

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	25 months maturity 09/20/2017	$235,361

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	5,148	$2,019,334	$235,194

Net Cash and Other Receivables/ (Payables) (b)			167

Swaps, at Value			$235,361

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/20/2017	$421,732

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Private Placements
United States
Penson Technologies LLC	9,326,216	$9	$421,629

Net Cash and Other Receivables/ (Payables) (b)			103

Swaps, at Value			$421,732

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$590,000	$—	$590,000

BARC
Cash	—	1,617,088	1,617,088

CITG
Cash	—	2,568,479	2,568,479

CITI
Investment Companies	141,480	—	141,480

DTBK
Investment Companies	11,612,642	—	11,612,642

JPMC
Investment Companies	500,000	—	500,000

JPMS
Cash	—	242,374	242,374

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 118.2%
COMMON STOCKS - 31.7%

Belgium - 0.6%
Ageas (a)	82,157	3,003,939
bpost SA (a)	53,582	1,453,001
Colruyt SA (a)	13,825	767,780
Proximus SADP (a)	11,757	351,722

		5,576,442

Canada - 4.6%
Agnico Eagle Mines Ltd. (1)(a)	13,526	731,483
Air Canada (1)*(a)	339,136	2,740,075
Alimentation Couche-Tard, Inc., Class B (1)(a)	36,242	1,756,368
Bank of Montreal (1)(a)	14,803	970,017
Bank of Nova Scotia (The) (1)(a)	13,461	713,296
Barrick Gold Corp. (1)(a)	93,225	1,650,685
CAE, Inc. (1)(a)	24,842	352,762
Canadian Imperial Bank of Commerce (1)(a)	9,342	724,389
Canadian Natural Resources Ltd. (1)(a)	15,722	502,596
Canadian Tire Corp. Ltd., Class A (1)(a)	16,901	1,692,483
Canfor Corp. (1)*(a)	14,343	159,288
CCL Industries, Inc., Class B (1)(a)	1,635	314,812
CGI Group, Inc., Class A (1)*(a)	15,712	748,384
Constellation Software, Inc. (1)(a)	2,849	1,284,314
Dollarama, Inc. (1)(a)	25,027	1,953,974
Eldorado Gold Corp. (1)*	187,009	735,521
Empire Co. Ltd., Class A (1)(a)	71,763	1,070,469
Encana Corp. (1)(a)	118,423	1,237,531
Enerplus Corp. (1)(a)	169,122	1,085,413
First Quantum Minerals Ltd. (1)(a)	154,543	1,279,269
George Weston Ltd. (1)(a)	23,927	1,995,938
Goldcorp, Inc. (1)(a)	41,190	679,724
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	28,538	1,027,364
Kinross Gold Corp. (1)*	410,479	1,730,210
Linamar Corp. (1)(a)	50,362	2,102,847
Loblaw Cos. Ltd. (1)(a)	25,091	1,290,935
Lundin Mining Corp. (1)*	233,084	922,067
Magna International, Inc. (1)(a)	38,817	1,666,354
Metro, Inc. (1)(a)	51,451	1,689,085
Open Text Corp. (1)(a)	25,322	1,640,202
Ritchie Bros Auctioneers, Inc. (1)(a)	33,541	1,175,258
Saputo, Inc. (1)(a)	19,686	684,085
Seven Generations Energy Ltd., Class A (1)*(a)	25,556	615,160
SNC-Lavalin Group, Inc. (1)(a)	9,027	354,557
Teck Resources Ltd., Class B (1)(a)	70,871	1,277,563
Toronto-Dominion Bank (The) (1)(a)	9,023	400,548
Tourmaline Oil Corp. (1)*(a)	13,504	365,816
TransCanada Corp. (1)(a)	17,688	840,077
Yamana Gold, Inc. (1)	402,603	1,733,837

		43,894,756

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,972,700	1,644,459

Denmark - 1.5%
Carlsberg A/S, Class B (a)	2,786	266,269
DSV A/S (a)	18,538	924,957

INVESTMENTS	SHARES	VALUE ($)
Denmark - 1.5% (continued)
Genmab A/S *(a)	5,745	983,273
GN Store Nord A/S (a)	12,774	275,462
H Lundbeck A/S *(a)	5,831	191,509
ISS A/S (a)	71,425	2,968,047
Novo Nordisk A/S, Class B (a)	14,188	591,337
Pandora A/S (a)	12,756	1,545,003
TDC A/S *(a)	484,525	2,853,551
Vestas Wind Systems A/S (a)	48,103	3,973,480
William Demant Holding A/S *(a)	16,486	336,437

		14,909,325

Finland - 1.5%
Amer Sports OYJ (a)	31,181	953,683
Cargotec OYJ, Class B	30,679	1,407,958
Elisa OYJ (a)	30,080	1,108,547
Huhtamaki OYJ (a)	10,558	491,772
Kesko OYJ, Class B (a)	49,555	2,282,987
Kone OYJ, Class B (a)	9,602	487,465
Metso OYJ (a)	34,928	1,019,285
Neste OYJ (a)	98,422	4,198,287
Nokian Renkaat OYJ (a)	10,739	391,544
Orion OYJ, Class B (a)	20,591	811,773
Stora Enso OYJ, Class R (a)	95,772	850,766
UPM-Kymmene OYJ (a)	27,613	583,037

		14,587,104

Germany - 5.8%
adidas AG (a)	6,341	1,102,855
Allianz SE (a)	3,798	564,422
Aurubis AG (a)	34,296	1,923,109
Bayer AG (a)	7,853	788,679
Brenntag AG (a)	12,875	703,605
Covestro AG (a)(b)	57,528	3,404,398
Deutsche Post AG (a)	33,342	1,043,888
Evonik Industries AG (a)	59,545	2,015,857
Fraport AG Frankfurt Airport Services Worldwide (a)	12,301	673,235
Freenet AG (a)	52,710	1,542,751
Hannover Rueck SE (a)	6,773	726,034
HeidelbergCement AG (a)	21,578	2,040,671
Hella KGaA Hueck & Co. (a)	20,864	827,648
HOCHTIEF AG (a)	38,057	5,370,794
Infineon Technologies AG (a)	90,933	1,621,474
KION Group AG (a)	33,549	2,173,759
Krones AG (a)	1,863	181,318
LANXESS AG (a)	7,792	485,031
Linde AG (a)	6,711	1,140,338
METRO AG (a)	20,074	597,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	14,495	2,707,173
OSRAM Licht AG (a)	104,853	6,159,738
Rheinmetall AG (a)	55,303	3,854,779
RHOEN-KLINIKUM AG (a)	6,483	197,153
Salzgitter AG (a)	10,322	338,407
Siemens AG (a)	41,010	4,808,846
Software AG (a)	58,241	2,468,348
STADA Arzneimittel AG (a)	52,106	2,899,128
Suedzucker AG (a)	26,712	742,878
Talanx AG (a)	43,520	1,328,014

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 5.8% (continued)
thyssenkrupp AG (a)	27,378	654,140
Uniper SE *	32,614	399,531
Wacker Chemie AG (a)	2,112	178,112

		55,663,631

Italy - 2.7%
A2A SpA	2,506,502	3,540,097
Atlantia SpA (a)	11,620	295,120
Autogrill SpA	30,677	260,010
Banca Popolare dell’Emilia Romagna SC	141,413	526,959
Buzzi Unicem SpA	41,646	853,943
Davide Campari-Milano SpA (a)	41,998	473,294
Enel SpA	957,769	4,268,511
Hera SpA	446,958	1,203,641
Leonardo-Finmeccanica SpA *(a)	174,418	1,976,972
Mediobanca SpA (a)	106,401	692,498
Moncler SpA	39,861	680,461
Poste Italiane SpA (b)	290,396	1,992,395
Prysmian SpA (a)	93,256	2,441,954
Recordati SpA	58,708	1,886,859
Snam SpA (a)	738,521	4,095,001
Unipol Gruppo Finanziario SpA	182,974	467,533

		25,655,248

Luxembourg - 0.1%
APERAM SA	15,343	691,740
Millicom International Cellular SA, SDR	4,207	217,971

		909,711

Malta - 0.0% (c)
Unibet Group plc, SDR	19,712	183,198

Netherlands - 2.5%
ABN AMRO Group NV, CVA (b)	22,170	458,391
Akzo Nobel NV (a)	12,237	827,710
ASM International NV (a)	32,188	1,315,761
ASML Holding NV (a)	10,414	1,141,280
Boskalis Westminster (a)	20,234	720,143
Delta Lloyd NV	522,019	2,394,293
Fugro NV, CVA *	47,627	770,565
Heineken NV (a)	15,496	1,362,117
Koninklijke Ahold Delhaize NV	149,326	3,401,044
Koninklijke DSM NV (a)	15,401	1,040,113
Koninklijke Philips NV (a)	59,168	1,750,756
Koninklijke Vopak NV (a)	21,340	1,119,219
NN Group NV (a)	148,365	4,554,869
Randstad Holding NV (a)	6,510	296,026
Wolters Kluwer NV (a)	78,319	3,348,232

		24,500,519

Norway - 0.5%
Marine Harvest ASA *(a)	46,706	837,816
Norsk Hydro ASA	251,453	1,087,224
Orkla ASA (a)	88,241	913,758
Telenor ASA (a)	27,313	469,672

Yara International ASA (a)	44,724	1,490,338

		4,798,808

INVESTMENTS	SHARES	VALUE ($)
Portugal - 0.1%
Galp Energia SGPS SA (a)	42,388	579,101

Singapore - 1.2%
City Developments Ltd.	26,400	176,574
ComfortDelGro Corp. Ltd.	441,800	913,857
DBS Group Holdings Ltd.	164,700	1,868,827
Genting Singapore plc	2,103,000	1,162,155
Global Logistic Properties Ltd.	462,600	638,088
Oversea-Chinese Banking Corp. Ltd.	100,300	639,228
SATS Ltd.	463,400	1,693,904
Singapore Airlines Ltd.	132,900	1,026,743
StarHub Ltd.	181,200	457,538
United Overseas Bank Ltd.	134,200	1,861,863
Wilmar International Ltd.	376,800	894,594

		11,333,371

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA (a)	70,221	2,122,705
Aena SA (a)(b)	13,798	2,036,721
Almirall SA	61,035	938,693
Ebro Foods SA	62,132	1,445,213
Enagas SA (a)	59,270	1,782,978
Endesa SA (a)	162,669	3,487,579
Gamesa Corp. Tecnologica SA (a)	250,304	5,997,238
Gas Natural SDG SA (a)	105,994	2,179,032
Iberdrola SA (a)	430,760	2,928,912
Mediaset Espana Comunicacion SA (a)	79,731	945,142
Prosegur Cia de Seguridad SA	181,066	1,263,978
Repsol SA (a)	323,682	4,396,974
Tecnicas Reunidas SA	7,215	281,493

		29,806,658

Sweden - 2.6%
Axfood AB	28,389	501,180
BillerudKorsnas AB	150,714	2,666,933
Boliden AB (a)	112,458	2,643,287
Bonava AB, Class B *	65,810	829,375
Electrolux AB, Series B (a)	111,405	2,790,339
Holmen AB, Class B	13,606	484,674
Husqvarna AB, Class B	129,583	1,130,945
NCC AB, Class B	127,768	3,348,196
Nibe Industrier AB, Class B	134,868	1,200,772
Saab AB, Class B	46,948	1,671,509
Securitas AB, Class B (a)	48,142	806,234
Skanska AB, Class B (a)	45,428	1,061,322
SSAB AB *	195,208	569,242
Svenska Cellulosa AB SCA, Class B (a)	14,509	430,640
Swedish Match AB (a)	86,222	3,163,637
Swedish Orphan Biovitrum AB *	15,688	194,969
Telefonaktiebolaget LM Ericsson, Class B (a)	101,676	734,130
Telia Co. AB	113,444	508,125

		24,735,509

Switzerland - 4.3%
ABB Ltd. *(a)	301,063	6,785,350
Actelion Ltd. *(a)	25,880	4,491,061
Adecco Group AG (a)	51,311	2,892,181

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 4.3% (continued)
Clariant AG *(a)	46,992	810,128
Flughafen Zuerich AG (a)	13,540	2,646,986
Galenica AG (a)	1,209	1,285,678
Geberit AG (a)	1,938	849,504
Georg Fischer AG (a)	2,322	2,035,683
Givaudan SA (a)	484	986,740
Helvetia Holding AG (a)	382	192,697
Kuehne + Nagel International AG (a)	2,663	387,004
Lonza Group AG *(a)	4,173	798,708
Nestle SA (a)	29,407	2,322,097
Partners Group Holding AG (a)	937	473,406
Roche Holding AG (a)	5,127	1,274,052
Schindler Holding AG (a)	5,757	1,081,064
SGS SA (a)	897	2,009,975
Sika AG (a)	285	1,388,549
Sonova Holding AG (a)	2,221	314,929
STMicroelectronics NV (a)	323,909	2,640,836
Straumann Holding AG (a)	3,423	1,339,086
Swiss Life Holding AG *(a)	6,373	1,652,663
Swiss Re AG (a)	25,042	2,261,754
Temenos Group AG *(a)	4,391	276,893

		41,197,024

United Kingdom - 0.4%
Dialog Semiconductor plc *(a)	41,080	1,584,315
Fiat Chrysler Automobiles NV (a)	282,474	1,795,462
Subsea 7 SA *(a)	53,024	572,175

		3,951,952

TOTAL COMMON STOCKS (Cost $278,621,332)		303,926,816

PREFERRED STOCK - 0.2%

Germany - 0.2%
Henkel AG & Co. KGaA (Cost $1,768,507) (a)	13,743	1,870,437

SHORT-TERM INVESTMENTS - 86.3%

INVESTMENT COMPANIES - 62.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (d)(e)	443,341,337	443,341,337
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (d)(e)	158,765,393	158,765,393

TOTAL INVESTMENT COMPANIES (Cost $602,106,730)		602,106,730

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Bill
0.38%, 10/6/2016 (f)	11,733,000	11,732,894
0.34%, 10/13/2016 (f)	29,173,000	29,171,629
0.35%, 10/20/2016 (f)	22,215,000	22,213,578
0.40%, 10/27/2016 (f)	19,283,000	19,280,512
0.38%, 11/10/2016 (f)	3,458,000	3,457,281
0.37%, 11/17/2016 (f)	15,078,000	15,074,698
0.48%, 11/25/2016 (f)	9,857,000	9,854,595

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.4% (continued)
0.40%, 12/22/2016 (f)	3,736,000	3,734,039
0.39%, 1/12/2017 (f)	18,141,200	18,127,921
0.43%, 1/19/2017 (f)	79,293,000	79,230,279
0.44%, 2/9/2017 (f)	2,539,000	2,535,905
0.45%, 2/16/2017 (f)	2,653,000	2,649,591
0.45%, 2/23/2017 (f)	2,798,000	2,794,097
0.48%, 3/2/2017 (f)	2,197,000	2,193,660
0.47%, 3/9/2017 (f)	1,844,000	1,840,823

TOTAL U.S. TREASURY OBLIGATIONS (Cost $223,818,806)		223,891,502

TOTAL SHORT-TERM INVESTMENTS (Cost $825,925,536)		825,998,232

TOTAL LONG POSITIONS (Cost $1,106,315,375)		1,131,795,485

	SHARES
SHORT POSITIONS - (26.6)%

COMMON STOCKS - (26.0)%

Austria - (0.2)%
ams AG	(52,214)	(1,696,589)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(24,349)	(3,202,084)
Telenet Group Holding NV *	(29,362)	(1,533,816)
UCB SA	(10,168)	(787,062)
Umicore SA	(2,615)	(164,193)

		(5,687,155)

Canada - (4.5)%
Agrium, Inc. (1)	(142)	(12,864)
AltaGas Ltd. (1)	(56,745)	(1,459,336)
BCE, Inc. (1)	(15,758)	(727,754)
BlackBerry Ltd. (1)*	(132,420)	(1,055,767)
Bombardier, Inc., Class B (1)*	(1,364,991)	(1,872,772)
Cameco Corp. (1)	(24,238)	(207,102)
Canadian Pacific Railway Ltd. (1)	(3,847)	(587,012)
Canadian Utilities Ltd., Class A (1)	(106,030)	(2,991,906)
Cenovus Energy, Inc. (1)	(80,054)	(1,148,990)
DH Corp. (1)	(45,664)	(987,104)
Element Fleet Management Corp. (1)	(29,081)	(363,970)
Enbridge, Inc. (1)	(38,518)	(1,692,860)
Fairfax Financial Holdings Ltd. (1)	(1,700)	(996,093)
Finning International, Inc. (1)	(43,778)	(814,195)
Fortis, Inc. (1)	(26,879)	(864,381)
Franco-Nevada Corp. (1)	(3,100)	(216,583)
Gibson Energy, Inc. (1)	(17,467)	(234,855)
Gildan Activewear, Inc. (1)	(99,198)	(2,770,391)
Hudson’s Bay Co. (1)	(77,599)	(997,233)
Imperial Oil Ltd. (1)	(44,146)	(1,380,961)
Inter Pipeline Ltd. (1)	(53,169)	(1,122,590)
Keyera Corp. (1)	(76,160)	(2,462,523)
Manulife Financial Corp. (1)	(154,467)	(2,179,339)
Methanex Corp. (1)	(98,234)	(3,499,720)
National Bank of Canada (1)	(10,559)	(374,408)
Onex Corp. (1)	(5,060)	(325,866)
Pembina Pipeline Corp. (1)	(79,487)	(2,422,265)
Potash Corp. of Saskatchewan, Inc. (1)	(164,478)	(2,676,630)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (4.5)% (continued)
Power Financial Corp. (1)	(18,943)	(438,940)
PrairieSky Royalty Ltd. (1)	(48,251)	(983,814)
Precision Drilling Corp. (1)	(150,826)	(629,998)
Restaurant Brands International, Inc. (1)	(12,715)	(566,963)
Royal Bank of Canada (1)	(6,078)	(376,461)
Silver Wheaton Corp. (1)	(7,369)	(199,060)
Veresen, Inc. (1)	(92,266)	(942,387)
Waste Connections, Inc. (1)	(3,037)	(226,511)
West Fraser Timber Co. Ltd. (1)	(25,523)	(786,535)
Whitecap Resources, Inc. (1)	(52,332)	(437,180)
WSP Global, Inc. (1)	(40,911)	(1,288,808)

		(43,322,127)

Denmark - (0.8)%
AP Moeller - Maersk A/S, Class B	(676)	(994,326)
Chr Hansen Holding A/S	(5,651)	(336,600)
Coloplast A/S, Class B	(8,251)	(641,691)
Danske Bank A/S	(22,219)	(650,037)
Jyske Bank A/S	(14,838)	(693,725)
Novozymes A/S, Class B	(47,488)	(2,094,500)
Topdanmark A/S *	(3,443)	(96,614)
Tryg A/S	(90,619)	(1,820,787)

		(7,328,280)

Finland - (0.8)%
Fortum OYJ	(40,684)	(657,451)
Nokia OYJ	(716,642)	(4,153,913)
Sampo OYJ, Class A	(37,160)	(1,650,925)
Wartsila OYJ Abp	(25,208)	(1,134,835)

		(7,597,124)

Germany - (3.6)%
Axel Springer SE	(18,122)	(928,629)
Bayerische Motoren Werke AG	(27,185)	(2,288,848)
Beiersdorf AG	(7,328)	(691,712)
Bilfinger SE *	(13,216)	(435,661)
Commerzbank AG	(132,418)	(855,546)
Continental AG	(3,806)	(801,929)
Daimler AG	(58,386)	(4,117,829)
Deutsche Bank AG *	(242,323)	(3,158,255)
Deutsche Lufthansa AG	(71,201)	(793,774)
Deutsche Telekom AG	(52,046)	(874,400)
Duerr AG	(8,657)	(727,902)
E.ON SE	(46,348)	(329,418)
Fresenius Medical Care AG & Co. KGaA	(6,970)	(609,777)
GEA Group AG	(9,134)	(507,823)
HUGO BOSS AG	(12,719)	(704,066)
MAN SE	(3,866)	(407,758)
Merck KGaA	(19,323)	(2,084,274)
MTU Aero Engines AG	(1,761)	(178,301)
Nordex SE *	(17,602)	(536,417)
RWE AG *	(391,923)	(6,768,321)
SAP SE	(10,906)	(997,380)
Symrise AG	(3,517)	(257,918)
Telefonica Deutschland Holding AG	(280,561)	(1,131,200)
United Internet AG	(27,056)	(1,198,230)
Zalando SE *(b)	(65,349)	(2,730,368)

		(34,115,736)

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust (1)	(910,700)	(391,601)

Italy - (2.0)%
Azimut Holding SpA	(86,793)	(1,277,068)
Banca Generali SpA	(44,072)	(845,933)
Banco Popolare SC	(799,043)	(1,884,262)
Intesa Sanpaolo SpA	(122,510)	(271,985)
Luxottica Group SpA	(88,786)	(4,240,699)
Saipem SpA *	(3,133,581)	(1,327,623)
Salvatore Ferragamo SpA	(115,813)	(2,939,451)
Telecom Italia SpA *	(1,426,456)	(1,185,245)
UniCredit SpA	(956,986)	(2,230,652)
Unione di Banche Italiane SpA	(833,072)	(1,920,041)
UnipolSai SpA	(110,636)	(180,139)
Yoox Net-A-Porter Group SpA *	(11,726)	(363,417)

		(18,666,515)

Luxembourg - (0.5)%
ArcelorMittal *	(213,684)	(1,303,122)
Tenaris SA	(245,869)	(3,501,979)

		(4,805,101)

Netherlands - (1.6)%
Aegon NV	(561,147)	(2,140,453)
Altice NV, Class A *	(224,129)	(4,014,048)
Gemalto NV	(25,345)	(1,623,834)
Koninklijke KPN NV	(1,055,506)	(3,501,897)
OCI NV *	(56,303)	(829,792)
SBM Offshore NV	(241,465)	(3,428,870)

		(15,538,894)

Norway - (0.5)%
DNB ASA	(153,488)	(2,017,868)
Gjensidige Forsikring ASA	(32,110)	(600,561)
Schibsted ASA, Class A	(76,605)	(2,255,910)
Statoil ASA	(19,156)	(321,597)

		(5,195,936)

Portugal - (0.1)%
EDP - Energias de Portugal SA	(208,841)	(700,872)
Sonae SGPS SA	(117,998)	(90,088)

		(790,960)

Singapore - (1.3)%
CapitaLand Ltd.	(686,700)	(1,621,140)
Jardine Cycle & Carriage Ltd.	(21,500)	(679,112)
Keppel Corp. Ltd.	(1,061,300)	(4,223,996)
Singapore Post Ltd.	(2,650,000)	(2,843,803)
Singapore Press Holdings Ltd.	(86,700)	(242,985)
Singapore Telecommunications Ltd.	(897,300)	(2,624,506)
UOL Group Ltd.	(137,100)	(566,690)

		(12,802,232)

Spain - (3.0)%
Abertis Infraestructuras SA	(40,316)	(628,101)
Amadeus IT Group SA	(51,211)	(2,556,092)
Atresmedia Corp. de Medios de Comunicacion SA	(59,682)	(654,567)
Banco Bilbao Vizcaya Argentaria SA	(214,223)	(1,296,170)
Banco de Sabadell SA	(361,606)	(463,265)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (3.0)% (continued)
Banco Popular Espanol SA	(1,447,806)	(1,791,898)
Bankia SA	(529,923)	(434,841)
Bankinter SA	(143,052)	(1,017,824)
CaixaBank SA	(853,134)	(2,155,880)
Cellnex Telecom SA (b)	(223,433)	(4,043,408)
Distribuidora Internacional de Alimentacion SA	(469,245)	(2,905,779)
Ferrovial SA	(81,382)	(1,732,847)
Grifols SA	(83,090)	(1,791,024)
Industria de Diseno Textil SA	(59,517)	(2,206,765)
Red Electrica Corp. SA	(43,692)	(942,722)
Telefonica SA	(339,667)	(3,435,068)
Zardoya Otis SA	(109,873)	(1,057,123)

		(29,113,374)

Sweden - (2.5)%
Alfa Laval AB	(24,707)	(387,353)
Assa Abloy AB, Class B	(172,839)	(3,509,955)
Getinge AB, Class B	(41,027)	(795,350)
Hennes & Mauritz AB, Class B	(158,075)	(4,461,766)
Hexagon AB, Class B	(51,538)	(2,250,748)
Hexpol AB	(36,606)	(328,228)
Modern Times Group MTG AB, Class B	(17,459)	(447,251)
Nordea Bank AB	(189,956)	(1,886,353)
Sandvik AB	(43,643)	(480,235)
Skandinaviska Enskilda Banken AB, Class A	(241,017)	(2,422,564)
Svenska Handelsbanken AB, Class A	(246,980)	(3,395,003)
Swedbank AB, Class A	(80,157)	(1,883,418)
Tele2 AB, Class B	(221,514)	(1,912,126)
Trelleborg AB, Class B	(8,347)	(163,498)

		(24,323,848)

Switzerland - (3.3)%
Aryzta AG *	(42,188)	(1,876,596)
Barry Callebaut AG *	(469)	(624,174)
Chocoladefabriken Lindt & Spruengli AG	(281)	(1,625,071)
Cie Financiere Richemont SA	(81,653)	(4,979,819)
Credit Suisse Group AG *	(442,123)	(5,810,661)
Dufry AG *	(26,448)	(3,315,811)
EMS-Chemie Holding AG	(597)	(320,891)
GAM Holding AG *	(21,311)	(204,142)
Julius Baer Group Ltd. *	(70,758)	(2,884,236)
LafargeHolcim Ltd. *	(47,781)	(2,588,063)
Novartis AG	(11,796)	(930,944)
OC Oerlikon Corp. AG *	(58,835)	(587,934)
Sunrise Communications Group AG *(b)	(2,830)	(197,537)
Swatch Group AG (The)	(11,172)	(3,167,120)
Swisscom AG	(5,599)	(2,663,275)

		(31,776,274)

United Kingdom - (0.5)%
CNH Industrial NV	(377,857)	(2,705,630)
RELX NV	(59,874)	(1,070,954)
Unilever NV, CVA	(16,641)	(766,705)

		(4,543,289)

INVESTMENTS	SHARES	VALUE ($)
United States - (0.2)%
QIAGEN NV *	(44,195)	(1,218,598)
Valeant Pharmaceuticals International, Inc. (1)*	(26,426)	(648,388)

		(1,866,986)

TOTAL COMMON STOCKS (Proceeds $(244,790,487))		(249,562,021)

PREFERRED STOCKS - (0.6)%

Germany - (0.6)%
FUCHS PETROLUB SE	(5,580)	(254,763)
Schaeffler AG	(51,283)	(812,131)
Volkswagen AG	(32,247)	(4,247,974)

TOTAL PREFERRED STOCKS (Proceeds $(5,330,569))		(5,314,868)

TOTAL SHORT POSITIONS (Proceeds $(250,121,056))		(254,876,889)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.6% (Cost $856,194,319)		876,918,596

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4% (g)		80,944,610

NET ASSETS - 100.0%		$957,863,206

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(34,455,419)	(3.7)%
Consumer Staples	18,977,926	2.0
Energy	(7,140,522)	(0.7)
Financials	(20,793,612)	(2.2)
Health Care	10,091,680	1.1
Industrials	65,012,478	6.7
Information Technology	(1,063,719)	(0.1)
Materials	25,821,048	2.7
Real Estate	(1,373,168)	(0.1)
Telecommunication Services	(14,786,537)	(1.5)
Utilities	10,630,209	1.1
Short-Term Investment	825,998,232	86.3

Total Investments In Securities At Value	876,918,596	91.6
Other Assets in Excess of Liabilities (g)	80,944,610	8.4

Net Assets	$957,863,206	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $241,684,057. In addition, $37,652,172 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $920,592, which represents approximately 0.10% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	2,150,000	$1,636,670	$1,639,734	$3,064
Swiss Franc, Expiring 12/21/16	CITI	CHF	628,000	649,043	649,602	559
Swiss Franc, Expiring 12/21/16	JPMC	CHF	942,000	973,565	974,405	840
Swedish Krona, Expiring 12/21/16	CITI	SEK	18,710,000	2,216,451	2,189,880	(26,571)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	360,000	264,012	264,071	59

				$5,739,741	$5,717,692	$(22,049)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(1,943,318)	$(1,497,264)	$(1,482,105)	$15,159
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(2,914,976)	(2,245,891)	(2,223,156)	22,735
Swiss Franc, Expiring 12/21/16	CITI	CHF	(5,088,000)	(5,257,368)	(5,263,023)	(5,655)
Danish Krone, Expiring 12/21/16	CITI	DKK	(24,382,000)	(3,703,454)	(3,692,919)	10,535
Danish Krone, Expiring 12/21/16	JPMC	DKK	(14,796,000)	(2,253,862)	(2,241,015)	12,847
Euro, Expiring 12/21/16	CITI	EUR	(22,870,000)	(25,778,272)	(25,786,497)	(8,225)
Euro, Expiring 12/21/16	JPMC	EUR	(10,524,000)	(11,857,331)	(11,866,073)	(8,742)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(160,000)	(20,650)	(20,645)	5
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(240,000)	(30,975)	(30,967)	8
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(3,090,400)	(374,933)	(386,646)	(11,713)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(834,600)	(101,343)	(104,419)	(3,076)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(4,909,400)	(582,686)	(574,612)	8,074
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(6,780,600)	(805,653)	(793,624)	12,029
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(68,000)	(50,013)	(49,880)	133
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(102,000)	(75,021)	(74,820)	201

				(54,634,716)	(54,590,401)	44,315

				$(48,894,975)	$(48,872,709)	$22,266

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	1-25 months maturity 10/14/2016	$2,805,578

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	82,700	$1,952,287	$(108,371)
Alfresa Holdings Corp.	63,700	1,431,853	(83,046)
Amada Holdings Co. Ltd.	361,900	3,892,067	(127,473)
Astellas Pharma, Inc.	197,300	2,973,107	108,533
Bandai Namco Holdings, Inc.	146,000	3,964,339	504,441
Bridgestone Corp.	46,600	1,645,589	71,332
Central Japan Railway Co.	4,900	930,807	(91,902)
Chiyoda Corp.	300,000	2,131,247	338,957
Chubu Electric Power Co., Inc.	316,700	4,569,598	38,537
Chugoku Bank Ltd. (The)	16,300	195,519	3,311
Citizen Holdings Co. Ltd.	286,800	1,521,692	(19,623)
Coca-Cola West Co. Ltd.	7,800	192,692	25,615
Dai Nippon Printing Co. Ltd.	29,000	314,496	(30,017)
Daicel Corp.	86,600	1,062,112	32,259
Daido Steel Co. Ltd.	70,000	294,553	26,462
Daiichi Sankyo Co. Ltd.	45,900	1,127,174	(24,270)
Daikin Industries Ltd.	10,400	942,094	28,391
Dentsu, Inc.	8,900	476,280	(23,290)
Disco Corp.	7,400	751,881	124,543
Ezaki Glico Co. Ltd.	6,700	403,241	3,695
Fuji Heavy Industries Ltd.	136,000	5,253,552	(150,901)
FUJIFILM Holdings Corp.	27,400	1,149,212	(134,236)
Fujitsu Ltd.	166,000	858,637	34,713
GungHo Online Entertainment, Inc.	95,400	252,179	(17,763)
Gunma Bank Ltd. (The)	146,900	638,766	28,576
Hachijuni Bank Ltd. (The)	32,000	152,690	13,971
Hakuhodo DY Holdings, Inc.	162,400	2,067,369	(164,022)
Haseko Corp.	229,900	2,619,611	(408,264)
Hikari Tsushin, Inc.	1,900	166,625	9,810
Hiroshima Bank Ltd. (The)	45,000	171,922	14,737
Hisamitsu Pharmaceutical Co., Inc.	19,400	1,159,899	(111,331)
Hitachi Capital Corp.	11,600	282,861	(36,223)
Hitachi Chemical Co. Ltd.	146,600	2,970,253	398,162

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	17,600	$323,297	$27,666
Hitachi High-Technologies Corp.	51,600	1,661,734	403,867
Hitachi Metals Ltd.	78,200	928,226	33,806
Hokuhoku Financial Group, Inc.	1,900	24,723	843
Hoya Corp.	90,900	3,344,814	311,897
Idemitsu Kosan Co. Ltd.	130,300	2,766,997	(69,242)
Iida Group Holdings Co. Ltd.	20,700	410,256	6,285
Inpex Corp.	210,900	1,764,381	153,221
Ito En Ltd.	5,200	168,514	16,524
ITOCHU Corp.	100,600	1,284,004	(17,493)
Itochu Techno-Solutions Corp.	122,700	2,990,173	167,153
Iyo Bank Ltd. (The)	25,300	172,593	(19,387)
Japan Airlines Co. Ltd.	84,800	2,982,661	(489,924)
Japan Petroleum Exploration Co. Ltd.	100,300	2,273,991	(52,978)
JSR Corp.	49,800	754,198	28,533
JTEKT Corp.	107,300	1,480,912	130,734
JX Holdings, Inc.	735,000	2,980,197	(5,240)
Kajima Corp.	82,000	564,059	9,767
Kaken Pharmaceutical Co. Ltd.	23,900	1,489,013	(20,095)
Kamigumi Co. Ltd.	84,000	831,353	(98,539)
Kaneka Corp.	324,000	2,577,911	(12,662)
Kawasaki Heavy Industries Ltd.	117,000	342,900	19,592
Kewpie Corp.	19,000	567,608	20,638
Kobayashi Pharmaceutical Co. Ltd.	7,600	341,103	55,892
Konami Holdings Corp.	65,600	2,583,342	(48,537)
Konica Minolta, Inc.	176,000	1,534,672	(44,249)
Kose Corp.	7,400	674,492	83,245
Kuraray Co. Ltd.	107,300	1,489,988	101,808
Kurita Water Industries Ltd.	18,500	414,525	25,060
Kyocera Corp.	7,700	403,688	(33,678)
Lion Corp.	32,000	460,295	58,191
LIXIL Group Corp.	100,200	1,700,470	446,174
Matsumotokiyoshi Holdings Co. Ltd.	10,200	508,270	18,768
Mazda Motor Corp.	170,700	2,810,770	(191,930)
Medipal Holdings Corp.	118,100	2,110,554	(63,392)
MEIJI Holdings Co. Ltd.	10,400	1,068,501	(35,879)
Miraca Holdings, Inc.	14,200	642,457	65,605

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	251,000	$1,342,576	$231,044
Mitsubishi Electric Corp.	318,000	4,061,110	14,603
Mitsubishi Gas Chemical Co., Inc.	92,500	1,080,959	243,369
Mitsubishi Motors Corp.	647,000	3,172,690	(150,373)
Mitsubishi Tanabe Pharma Corp.	170,600	3,094,998	558,986
Mitsubishi UFJ Financial Group, Inc.	51,700	253,719	8,198
Mitsui Chemicals, Inc.	542,000	2,154,132	424,027
Mixi, Inc.	111,800	4,325,373	(274,761)
MS&AD Insurance Group Holdings, Inc.	99,600	2,838,424	(62,451)
Nabtesco Corp.	9,200	240,839	19,803
Nankai Electric Railway Co. Ltd.	36,000	204,591	(31,609)
Nexon Co. Ltd.	145,500	2,473,576	(187,976)
NH Foods Ltd.	13,000	313,990	56
NHK Spring Co. Ltd.	225,600	2,016,783	170,232
Nikon Corp.	211,500	3,159,924	(1,329)
Nippon Electric Glass Co. Ltd.	65,000	321,949	14,616
Nippon Express Co. Ltd.	390,000	1,767,220	56,022
Nippon Shokubai Co. Ltd.	35,900	2,255,569	(12,768)
Nippon Telegraph & Telephone Corp.	96,200	4,506,613	(106,811)
Nissan Chemical Industries Ltd.	14,200	434,544	(2,849)
Nissan Motor Co. Ltd.	97,400	974,009	(18,625)
Nisshin Seifun Group, Inc.	57,200	1,012,599	(140,723)
Nitori Holdings Co. Ltd.	6,500	715,034	64,139
Nitto Denko Corp.	14,300	956,969	(28,244)
NOK Corp.	11,500	214,427	37,210
Nomura Research Institute Ltd.	19,040	759,019	(101,870)
NSK Ltd.	66,000	600,282	76,400
NTN Corp.	209,000	714,265	16,295
NTT Data Corp.	33,800	1,737,393	(49,273)
Obayashi Corp.	82,100	891,333	(77,001)
Oji Holdings Corp.	155,000	621,322	(6,973)
Olympus Corp.	9,200	399,468	(78,191)
Oracle Corp. Japan	18,900	1,132,369	(64,562)
Osaka Gas Co. Ltd.	316,000	1,263,881	61,492
Otsuka Corp.	36,400	1,811,093	(82,215)
Otsuka Holdings Co. Ltd.	41,700	1,908,079	(7,282)
Panasonic Corp.	267,900	2,504,376	175,041

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Pola Orbis Holdings, Inc.	23,300	$2,170,579	$(84,836)
Recruit Holdings Co. Ltd.	59,700	2,287,319	148,035
Resona Holdings, Inc.	173,800	717,965	12,968
Rohm Co. Ltd.	34,600	1,534,516	289,265
Sankyo Co. Ltd.	56,100	2,261,496	(344,877)
Santen Pharmaceutical Co. Ltd.	73,900	1,208,128	(116,893)
SCSK Corp.	6,100	233,514	13,344
Secom Co. Ltd.	5,000	374,423	(1,052)
Seiko Epson Corp.	137,600	2,321,488	328,055
Sekisui Chemical Co. Ltd.	93,200	1,313,202	27,218
Shimadzu Corp.	55,000	873,434	(34,049)
Shimamura Co. Ltd.	13,200	1,723,025	(116,039)
Shin-Etsu Chemical Co. Ltd.	22,200	1,548,202	755
Shionogi & Co. Ltd.	26,500	1,509,387	(151,699)
SMC Corp.	1,600	427,284	34,688
Sojitz Corp.	2,432,500	6,016,425	215,857
Square Enix Holdings Co. Ltd.	15,500	488,663	45,825
Sugi Holdings Co. Ltd.	8,300	481,825	(30,281)
Sumitomo Chemical Co. Ltd.	404,000	1,923,864	(128,726)
Sumitomo Corp.	164,000	1,710,903	125,018
Sumitomo Electric Industries Ltd.	152,700	2,170,651	(11,975)
Sumitomo Heavy Industries Ltd.	156,000	745,985	24,808
Sumitomo Mitsui Trust Holdings, Inc.	24,700	799,728	7,261
Sumitomo Rubber Industries Ltd.	65,700	992,595	1,176
Sundrug Co. Ltd.	4,200	386,478	(33,933)
Suzuken Co. Ltd.	80,900	2,859,920	(188,559)
Suzuki Motor Corp.	67,600	1,852,873	411,391
Sysmex Corp.	9,000	702,697	(34,955)
T&D Holdings, Inc.	123,400	1,229,780	162,307
Taiheiyo Cement Corp.	603,000	1,639,481	95,628
Taisei Corp.	92,000	731,113	(40,905)
TDK Corp.	10,100	632,875	43,816
Teijin Ltd.	65,800	1,219,526	56,997
Terumo Corp.	9,500	365,510	(87)
Toho Gas Co. Ltd.	197,000	1,587,445	257,301
Tohoku Electric Power Co., Inc.	43,700	597,073	(27,183)
Tokyo Broadcasting System Holdings, Inc.	39,800	582,879	40,348
Tokyo Electric Power Co. Holdings, Inc.	499,400	2,379,610	(216,255)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Tokyo Electron Ltd.	26,700	$2,283,642	$76,210
Tokyo Gas Co. Ltd.	527,000	2,276,224	68,409
Toppan Printing Co. Ltd.	343,000	3,180,137	(83,898)
Tosoh Corp.	471,000	2,571,543	331,517
Toyo Suisan Kaisha Ltd.	44,500	1,907,271	(19,439)
Toyoda Gosei Co. Ltd.	58,700	1,226,825	137,949
Toyota Boshoku Corp.	128,200	2,824,916	44,782
Toyota Tsusho Corp.	104,200	2,364,274	57,306
West Japan Railway Co.	21,500	1,458,100	(124,364)
Yamaguchi Financial Group, Inc.	17,000	176,278	4,929
Yamaha Corp.	10,500	290,544	49,355
Yamazaki Baking Co. Ltd.	26,000	699,633	(60,319)
Yokogawa Electric Corp.	34,100	394,794	59,481

			3,264,679

Total of Long Equity Positions			3,264,679

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(9,500)	(626,368)	(20,572)
Advantest Corp.	(90,300)	(1,053,874)	(169,333)
Aeon Co. Ltd.	(401,400)	(6,269,054)	330,153
AEON Financial Service Co. Ltd.	(82,200)	(1,840,863)	402,019
Aisin Seiki Co. Ltd.	(29,100)	(1,298,281)	(34,897)
Alps Electric Co. Ltd.	(111,600)	(2,527,520)	(166,256)
ANA Holdings, Inc.	(470,000)	(1,409,497)	132,631
Asahi Glass Co. Ltd.	(129,000)	(801,619)	(32,489)
Asics Corp.	(179,700)	(3,913,604)	292,956
Bank of Kyoto Ltd. (The)	(153,000)	(1,053,373)	(66,562)
Brother Industries Ltd.	(59,400)	(909,997)	(134,349)
Calbee, Inc.	(89,200)	(3,647,832)	268,202
Canon, Inc.	(61,400)	(1,867,654)	85,066
Casio Computer Co. Ltd.	(24,600)	(339,918)	(4,507)
Century Tokyo Leasing Corp.	(6,200)	(220,598)	(4,708)
Chiba Bank Ltd. (The)	(121,000)	(677,935)	(9,248)
Chugai Pharmaceutical Co. Ltd.	(56,700)	(2,056,692)	7,316
Chugoku Electric Power Co., Inc. (The)	(316,200)	(4,135,165)	159,165
Credit Saison Co. Ltd.	(99,900)	(1,985,922)	327,354

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Daiwa Securities Group, Inc.	(322,000)	$(1,865,964)	$53,004
Denso Corp.	(82,400)	(3,276,818)	(11,316)
Don Quijote Holdings Co. Ltd.	(66,500)	(2,474,798)	35,226
Eisai Co. Ltd.	(24,900)	(1,520,792)	(36,542)
Electric Power Development Co. Ltd.	(87,900)	(2,261,569)	148,953
FANUC Corp.	(16,000)	(2,571,637)	(131,010)
Fast Retailing Co. Ltd.	(15,400)	(4,484,257)	(474,919)
Fuji Electric Co. Ltd.	(75,000)	(323,890)	(20,796)
Hamamatsu Photonics KK	(111,400)	(3,193,976)	(233,296)
Hirose Electric Co. Ltd.	(1,500)	(196,625)	(598)
Hitachi Ltd.	(130,000)	(633,150)	23,894
Hokkaido Electric Power Co., Inc.	(2,700)	(24,506)	1,456
Hokuriku Electric Power Co.	(97,700)	(1,224,131)	33,556
Honda Motor Co. Ltd.	(20,900)	(599,865)	(3,315)
IHI Corp.	(856,000)	(2,293,683)	(194,031)
Isetan Mitsukoshi Holdings Ltd.	(308,800)	(2,976,058)	(64,493)
Izumi Co. Ltd.	(18,000)	(759,034)	(16,627)
J Front Retailing Co. Ltd.	(113,200)	(1,313,804)	(168,431)
Japan Display, Inc.	(315,200)	(600,254)	106,488
Japan Post Bank Co. Ltd.	(67,200)	(825,243)	26,718
Japan Post Holdings Co. Ltd.	(47,400)	(639,719)	43,843
Japan Tobacco, Inc.	(72,600)	(3,111,189)	139,292
JFE Holdings, Inc.	(132,800)	(1,915,975)	(25,358)
JGC Corp.	(19,800)	(279,011)	(65,678)
Kakaku.com, Inc.	(47,700)	(888,194)	24,448
Kansai Electric Power Co., Inc. (The)	(176,400)	(1,576,748)	(28,032)
Kansai Paint Co. Ltd.	(47,100)	(965,572)	(66,889)
Keihan Holdings Co. Ltd.	(104,000)	(746,686)	19,304
Keikyu Corp.	(261,000)	(2,616,774)	(106,627)
Keio Corp.	(168,000)	(1,541,853)	72,730
Keisei Electric Railway Co. Ltd.	(30,000)	(865,248)	115,177
Keyence Corp.	(2,000)	(1,353,398)	(111,981)
Kikkoman Corp.	(49,000)	(1,791,880)	222,565
Kintetsu Group Holdings Co. Ltd.	(397,000)	(1,661,308)	(4,889)
Kirin Holdings Co. Ltd.	(118,900)	(2,134,150)	158,068
Kobe Steel Ltd.	(337,600)	(3,155,116)	93,109
Kubota Corp.	(57,900)	(893,329)	16,983
Kyowa Hakko Kirin Co. Ltd.	(20,500)	(395,810)	72,007

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kyushu Electric Power Co., Inc.	(246,500)	$(2,612,125)	$298,418
Kyushu Financial Group, Inc.	(31,500)	(168,647)	(45,976)
Lawson, Inc.	(12,800)	(978,710)	(32,452)
M3, Inc.	(9,900)	(329,221)	(9,661)
Mabuchi Motor Co. Ltd.	(30,100)	(1,498,472)	(171,801)
Makita Corp.	(15,600)	(1,061,871)	(49,627)
Marubeni Corp.	(122,400)	(604,751)	(24,030)
Marui Group Co. Ltd.	(286,800)	(4,480,518)	691,948
Maruichi Steel Tube Ltd.	(6,400)	(237,673)	16,372
Minebea Co. Ltd.	(188,000)	(1,627,532)	(150,505)
MISUMI Group, Inc.	(140,500)	(2,418,311)	(222,064)
Mitsubishi Heavy Industries Ltd.	(402,000)	(1,664,289)	(17,321)
Mitsubishi Logistics Corp.	(226,000)	(3,264,709)	(3,847)
Mitsui OSK Lines Ltd.	(995,000)	(2,346,500)	32,730
MonotaRO Co. Ltd.	(15,700)	(413,290)	(9,950)
Murata Manufacturing Co. Ltd.	(8,400)	(1,054,531)	(41,947)
Nagoya Railroad Co. Ltd.	(283,000)	(1,557,452)	17,467
NGK Insulators Ltd.	(37,000)	(860,985)	92,104
NGK Spark Plug Co. Ltd.	(171,600)	(3,343,499)	311,269
Nidec Corp.	(58,400)	(4,794,449)	(603,648)
Nifco, Inc.	(2,900)	(156,899)	2,834
Nintendo Co. Ltd.	(5,200)	(1,170,805)	(221,509)
Nippon Paint Holdings Co. Ltd.	(61,400)	(1,839,801)	(214,816)
Nippon Steel & Sumitomo Metal Corp.	(38,500)	(805,290)	15,255
Nippon Yusen KK	(922,000)	(1,657,067)	(69,226)
Nissin Foods Holdings Co. Ltd.	(4,400)	(263,860)	(3,569)
Nomura Holdings, Inc.	(432,200)	(1,893,178)	(43,743)
Odakyu Electric Railway Co. Ltd.	(161,000)	(3,716,220)	131,211
Omron Corp.	(25,500)	(841,645)	(76,225)
Ono Pharmaceutical Co. Ltd.	(26,300)	(1,086,190)	351,882
Oriental Land Co. Ltd.	(55,400)	(3,757,105)	383,368
Park24 Co. Ltd.	(51,700)	(1,758,123)	76,685
Pigeon Corp.	(175,200)	(5,068,682)	(237,970)
Rakuten, Inc.	(422,200)	(4,811,855)	(699,250)
Ricoh Co. Ltd.	(307,800)	(2,806,038)	20,627
Rinnai Corp.	(6,800)	(633,463)	424
Ryohin Keikaku Co. Ltd.	(2,500)	(644,561)	139,664
Sawai Pharmaceutical Co. Ltd.	(5,400)	(374,025)	(10,814)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sega Sammy Holdings, Inc.	(98,900)	$(1,299,513)	$(111,291)
Seibu Holdings, Inc.	(8,300)	(159,173)	22,155
Sekisui House Ltd.	(71,100)	(1,330,929)	119,621
Seven & i Holdings Co. Ltd.	(29,500)	(1,351,105)	(43,516)
Seven Bank Ltd.	(327,700)	(1,150,616)	101,028
Shikoku Electric Power Co., Inc.	(242,500)	(2,806,315)	408,223
Shimano, Inc.	(22,300)	(3,520,109)	208,031
Shimizu Corp.	(133,000)	(1,258,091)	69,404
Shinsei Bank Ltd.	(875,000)	(1,378,078)	51,206
Shiseido Co. Ltd.	(71,800)	(1,948,617)	46,944
Shizuoka Bank Ltd. (The)	(42,000)	(330,872)	(5,632)
SoftBank Group Corp.	(44,300)	(2,672,777)	(198,244)
Sohgo Security Services Co. Ltd.	(22,900)	(1,181,339)	(49,372)
Sompo Japan Nipponkoa Holdings, Inc.	(24,300)	(785,251)	65,062
Sony Corp.	(60,100)	(1,828,433)	(162,715)
Sony Financial Holdings, Inc.	(221,300)	(3,051,715)	4,033
Sosei Group Corp.	(900)	(151,548)	(7,319)
Stanley Electric Co. Ltd.	(54,600)	(1,272,028)	(204,236)
Sumco Corp.	(378,900)	(2,624,945)	(492,726)
Sumitomo Metal Mining Co. Ltd.	(65,000)	(739,794)	(157,969)
Suruga Bank Ltd.	(29,100)	(701,772)	4,256
Taisho Pharmaceutical Holdings Co. Ltd.	(3,800)	(393,636)	4,166
Taiyo Nippon Sanso Corp.	(89,600)	(853,099)	(81,772)
Takeda Pharmaceutical Co. Ltd.	(37,300)	(1,699,227)	(88,549)
THK Co. Ltd.	(53,000)	(1,045,980)	3,458
Tobu Railway Co. Ltd.	(256,000)	(1,354,127)	50,047
Toho Co. Ltd.	(7,200)	(203,238)	(35,928)
Tokyu Corp.	(90,000)	(820,600)	134,051
Toray Industries, Inc.	(55,000)	(511,906)	(23,767)
Toshiba Corp.	(452,000)	(1,376,405)	(130,293)
TOTO Ltd.	(20,300)	(819,987)	52,503
Toyo Seikan Group Holdings Ltd.	(34,500)	(761,363)	151,428
Toyota Industries Corp.	(72,200)	(3,226,565)	(124,715)
Toyota Motor Corp.	(20,400)	(1,144,069)	(39,263)
Trend Micro, Inc.	(6,400)	(248,721)	25,456
Unicharm Corp.	(185,100)	(3,911,148)	(891,741)
Yahoo Japan Corp.	(161,700)	(803,501)	158,510

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yakult Honsha Co. Ltd.	(86,700)	$(4,351,520)	$432,963
Yamaha Motor Co. Ltd.	(143,600)	(2,569,733)	(331,463)
Yamato Holdings Co. Ltd.	(194,500)	(4,324,014)	(209,702)
Yaskawa Electric Corp.	(169,800)	(2,217,148)	(322,537)
Yokohama Rubber Co. Ltd. (The)	(33,800)	(480,578)	(60,468)

			(1,034,432)

Total of Short Equity Positions			(1,034,432)

Total of Long and Short Equity Positions			2,230,247

Net Cash and Other Receivables/ (Payables) (b)			575,331

Swaps, at Value			$2,805,578

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	1-12 months maturity 10/13/2016	$12,618,377

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
TE Connectivity Ltd.	21,871	$1,332,819	$75,236

United States
3M Co.	21,137	3,596,209	128,765
Aaron’s, Inc.	15,686	388,856	9,882
Abercrombie & Fitch Co.	124,467	2,321,619	(343,838)
Accenture plc	14,616	1,748,074	37,563
Activision Blizzard, Inc.	43,626	1,865,839	66,793
Adobe Systems, Inc.	13,665	1,357,057	126,142
Advanced Micro Devices, Inc.	90,572	549,066	76,787
Aetna, Inc.	27,542	3,257,909	(78,186)
Aflac, Inc.	61,809	4,342,132	100,081
AGCO Corp.	16,278	839,602	(36,771)
Agilent Technologies, Inc.	68,575	3,134,524	94,672
Akamai Technologies, Inc.	51,034	2,784,987	(80,695)
Alaska Air Group, Inc.	12,700	828,167	8,255
Allied World Assurance Co. Holdings AG	26,988	1,001,255	89,600
Allscripts Healthcare Solutions, Inc.	84,341	1,117,648	(6,877)
Allstate Corp. (The)	57,626	3,898,961	87,606
Alphabet, Inc.	3,372	2,461,762	249,528
Altria Group, Inc.	70,620	4,612,005	(146,702)
Amazon.com, Inc.	3,498	2,542,102	386,809
AMC Networks, Inc.	10,303	519,895	14,419
Amdocs Ltd.	56,749	3,265,641	17,288
Ameren Corp.	121,885	6,038,936	(44,632)
American Eagle Outfitters, Inc.	93,867	1,478,995	197,469
American Electric Power Co., Inc.	70,167	4,576,878	(71,455)
American Financial Group, Inc.	25,687	1,863,722	62,803
American International Group, Inc.	56,611	3,243,244	116,053
American Water Works Co., Inc.	39,859	3,031,329	(48,282)
Ameriprise Financial, Inc.	26,843	2,702,767	(24,640)
AmerisourceBergen Corp.	29,570	2,253,863	134,802
Amgen, Inc.	12,772	2,045,947	84,551
Analog Devices, Inc.	27,644	1,632,109	149,547
Antero Resources Corp.	45,019	1,192,756	20,506
Anthem, Inc.	35,286	4,585,316	(163,628)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AO Smith Corp.	70,236	$6,047,416	$891,199
Applied Materials, Inc.	218,771	5,800,230	795,715
Aramark	14,921	498,660	68,786
Archer-Daniels-Midland Co.	67,759	2,959,036	(101,639)
Arrow Electronics, Inc.	55,829	3,685,486	(114,105)
Aspen Insurance Holdings Ltd.	26,338	1,260,155	(33,068)
Assurant, Inc.	11,643	986,046	88,021
Assured Guaranty Ltd.	112,589	3,018,134	106,211
Automatic Data Processing, Inc.	3,678	322,244	2,156
Avery Dennison Corp.	72,705	5,540,352	115,370
Avnet, Inc.	100,484	4,117,258	8,615
Axis Capital Holdings Ltd.	42,808	2,364,714	(38,955)
Baker Hughes, Inc.	27,801	1,364,181	38,935
BancorpSouth, Inc.	11,560	277,003	(8,811)
Bank of America Corp.	74,314	1,096,807	66,207
Baxter International, Inc.	111,483	5,067,570	239,021
Bed Bath & Beyond, Inc.	12,959	587,431	(28,769)
Belden, Inc.	10,176	656,909	45,133
Bemis Co., Inc.	54,164	2,742,323	20,582
Berry Plastics Group, Inc.	5,409	227,765	9,419
Best Buy Co., Inc.	96,726	3,018,751	674,247
Big Lots, Inc.	69,103	3,602,507	(302,838)
Biogen, Inc.	15,640	4,558,183	337,606
Bio-Rad Laboratories, Inc.	2,492	370,212	38,003
Boeing Co. (The)	11,452	1,515,471	(6,785)
Booz Allen Hamilton Holding Corp.	24,629	729,019	49,504
Boston Beer Co., Inc. (The)	7,449	1,169,853	(13,321)
Boston Scientific Corp.	94,232	2,225,304	17,418
Brinker International, Inc.	22,859	1,054,028	98,751
Broadridge Financial Solutions, Inc.	28,266	1,836,884	79,268
Brocade Communications Systems, Inc.	758,247	6,944,779	53,841
Bruker Corp.	244,859	6,079,349	(533,292)
Brunswick Corp.	62,853	2,951,328	114,641
Bunge Ltd.	24,070	1,619,744	(194,078)
Burlington Stores, Inc.	19,669	1,557,807	35,775
BWX Technologies, Inc.	122,623	4,451,263	253,781

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CA, Inc.	95,051	$3,113,594	$30,693
Cabot Corp.	40,967	1,967,842	179,238
Cadence Design Systems, Inc.	70,821	1,762,026	46,034
Campbell Soup Co.	17,577	1,079,579	(118,117)
Capital One Financial Corp.	12,085	880,392	(12,327)
Cardinal Health, Inc.	12,596	1,012,970	(34,261)
Carlisle Cos., Inc.	69,788	7,087,911	70,244
Carnival Corp.	20,815	979,762	36,426
Carter’s, Inc.	34,505	3,580,584	(588,655)
CBS Corp.	23,692	1,237,009	59,891
CDW Corp.	36,818	1,519,475	164,212
Celanese Corp.	27,264	1,716,934	97,758
Celgene Corp.	8,469	903,865	(18,600)
CenterPoint Energy, Inc.	66,455	1,537,155	6,594
CenturyLink, Inc.	87,563	2,364,850	37,003
Cerner Corp.	27,059	1,523,025	147,869
Charles River Laboratories International, Inc.	48,251	4,155,376	(134,138)
Cheesecake Factory, Inc. (The)	32,343	1,629,640	(10,549)
Chico’s FAS, Inc.	84,952	965,904	45,025
Choice Hotels International, Inc.	8,275	384,870	(11,833)
Church & Dwight Co., Inc.	41,674	2,054,737	(57,718)
Cintas Corp.	19,101	1,818,376	332,396
Cisco Systems, Inc.	165,197	4,782,085	457,963
Citigroup, Inc.	35,181	1,604,717	56,882
Citizens Financial Group, Inc.	38,147	895,310	47,302
Citrix Systems, Inc.	30,691	2,643,960	(28,473)
CLARCOR, Inc.	6,845	424,396	20,529
Clorox Co. (The)	23,567	3,050,526	(100,409)
Coca-Cola Co. (The)	62,625	2,841,296	(191,006)
Cognizant Technology Solutions Corp.	31,009	1,866,694	(387,255)
Colgate-Palmolive Co.	28,987	2,082,426	66,670
Comcast Corp.	38,881	2,524,882	54,484
Comerica, Inc.	29,378	1,367,038	23,129
Commerce Bancshares, Inc.	21,340	1,048,181	3,028
Commercial Metals Co.	115,505	1,967,369	(97,343)
Community Health Systems, Inc.	91,118	1,296,609	(245,107)
Computer Sciences Corp.	22,680	1,170,968	13,154

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
comScore, Inc.	31,725	$842,324	$130,364
ConAgra Foods, Inc.	40,449	1,889,885	15,668
ConocoPhillips	87,677	3,528,768	282,551
Consolidated Edison, Inc.	61,391	4,603,452	19,291
Constellation Brands, Inc.	4,766	790,800	2,691
Convergys Corp.	75,370	2,146,274	146,482
CoreLogic, Inc.	25,918	1,004,744	11,760
Corning, Inc.	33,153	698,202	85,866
CR Bard, Inc.	10,632	2,355,307	29,238
Crane Co.	22,917	1,381,365	62,635
Cree, Inc.	25,125	643,676	2,539
Crown Holdings, Inc.	64,227	3,420,094	246,626
CSX Corp.	128,815	3,580,995	347,863
Cummins, Inc.	30,830	3,620,544	330,321
Curtiss-Wright Corp.	7,614	667,465	26,246
Dana, Inc.	185,697	2,264,280	630,736
Danaher Corp.	16,532	1,255,012	40,931
Darden Restaurants, Inc.	26,266	1,769,015	(158,384)
Dean Foods Co.	134,101	2,452,950	(253,694)
Deckers Outdoor Corp.	13,815	751,812	70,871
Delta Air Lines, Inc.	29,277	1,200,305	(47,963)
Deluxe Corp.	15,225	1,016,116	1,218
Denbury Resources, Inc.	295,945	1,249,671	(293,769)
DENTSPLY SIRONA, Inc.	10,975	688,681	(36,437)
DeVry Education Group, Inc.	54,421	959,935	295,013
Diamond Offshore Drilling, Inc.	71,814	1,296,912	(32,267)
Dick’s Sporting Goods, Inc.	20,634	873,850	296,511
Dillard’s, Inc.	30,871	1,860,574	84,607
Discover Financial Services	31,478	1,796,367	(16,286)
Dolby Laboratories, Inc.	18,516	912,510	92,724
Dollar General Corp.	7,973	724,507	(166,476)
Domino’s Pizza, Inc.	3,677	457,272	101,081
Domtar Corp.	37,158	1,422,886	(43,210)
Dow Chemical Co. (The)	11,714	628,222	(21,085)
DR Horton, Inc.	80,632	2,495,560	(60,474)
Dr. Pepper Snapple Group, Inc.	57,276	5,286,713	(56,841)
Dril-Quip, Inc.	17,365	954,542	13,384
DST Systems, Inc.	14,586	1,758,714	(38,732)
DTE Energy Co.	39,763	3,697,975	26,625
Dun & Bradstreet Corp. (The)	12,879	1,653,020	106,509

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Eastman Chemical Co.	7,407	$478,069	$23,236
Eaton Corp. plc	13,470	846,077	39,036
eBay, Inc.	242,729	5,823,069	2,162,715
Edgewell Personal Care Co.	10,358	837,129	(13,461)
Edison International	19,055	1,376,143	581
Edwards Lifesciences Corp.	12,951	1,386,934	174,439
Electronic Arts, Inc.	9,180	702,178	81,794
Emerson Electric Co.	33,995	1,816,703	36,364
Energen Corp.	34,393	1,732,566	252,598
Energizer Holdings, Inc.	41,225	2,033,321	26,280
Entergy Corp.	47,597	3,719,499	(67,381)
Equifax, Inc.	10,252	1,327,644	52,070
Estee Lauder Cos., Inc. (The)	21,928	2,040,620	(98,676)
Esterline Technologies Corp.	39,973	2,717,493	322,054
Everest Re Group Ltd.	14,996	2,678,600	170,190
Exelon Corp.	68,794	2,409,166	(119,014)
F5 Networks, Inc.	21,174	2,378,484	260,643
Facebook, Inc.	12,069	1,432,096	115,995
FactSet Research Systems, Inc.	7,604	1,217,400	15,208
FedEx Corp.	9,002	1,469,757	102,713
First Solar, Inc.	26,284	1,318,143	(280,187)
FirstEnergy Corp.	93,949	3,185,304	(77,471)
Fiserv, Inc.	10,285	1,070,155	(47,106)
Flex Ltd.	206,813	2,611,044	205,749
FLIR Systems, Inc.	12,927	404,121	2,045
Fluor Corp.	7,940	421,614	(14,133)
Foot Locker, Inc.	26,304	1,439,155	342,152
Ford Motor Co.	28,521	376,919	(32,671)
Fortinet, Inc.	25,260	873,996	58,856
Franklin Resources, Inc.	38,644	1,364,844	9,723
FTI Consulting, Inc.	47,703	2,035,346	90,299
GameStop Corp.	17,286	492,132	(15,212)
Gannett Co., Inc.	43,514	589,906	(83,403)
Gap, Inc. (The)	47,014	895,617	149,975
General Dynamics Corp.	21,731	3,049,729	322,053
General Mills, Inc.	38,000	2,416,040	11,400
General Motors Co.	155,339	4,656,520	278,600
Genpact Ltd.	76,490	2,095,140	(263,205)
Genuine Parts Co.	12,463	1,207,724	44,184
Gilead Sciences, Inc.	50,690	4,361,588	(350,995)
Goldman Sachs Group, Inc. (The)	1,331	209,047	5,604
Graham Holdings Co.	1,608	815,771	(41,728)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Graphic Packaging Holding Co.	249,820	$3,350,395	$144,587
Great Plains Energy, Inc.	68,426	2,009,558	(142,213)
Greif, Inc.	10,537	467,275	55,254
Groupon, Inc.	435,331	1,546,900	695,055
Hanover Insurance Group, Inc. (The)	11,391	976,205	(117,096)
Hartford Financial Services Group, Inc. (The)	15,998	710,951	(25,917)
Hasbro, Inc.	4,828	416,367	(33,361)
HCA Holdings, Inc.	13,032	1,025,227	(39,617)
HD Supply Holdings, Inc.	79,968	2,799,696	(242,320)
Herman Miller, Inc.	143,864	4,632,725	(518,214)
Hewlett Packard Enterprise Co.	104,796	2,149,277	234,832
HollyFrontier Corp.	35,747	969,101	(93,300)
Hologic, Inc.	34,486	1,190,146	148,946
Home Depot, Inc. (The)	9,270	1,197,591	(4,728)
Honeywell International, Inc.	24,104	2,775,031	35,255
Hormel Foods Corp.	19,021	651,571	69,895
HP, Inc.	512,074	7,000,820	951,689
HSN, Inc.	25,072	1,328,699	(330,834)
Hubbell, Inc.	20,901	2,205,089	46,785
Huntington Ingalls Industries, Inc.	46,889	7,469,246	(275,536)
Huntsman Corp.	213,927	3,239,024	241,569
Hyatt Hotels Corp.	13,381	656,821	1,792
IAC/InterActiveCorp.	47,352	2,616,869	341,210
IDACORP, Inc.	5,849	459,215	(1,355)
Illinois Tool Works, Inc.	20,186	2,333,352	85,738
Ingersoll-Rand plc	70,410	4,587,517	196,138
Ingredion, Inc.	34,982	4,162,635	492,070
Integrated Device Technology, Inc.	182,047	3,813,360	391,926
Intel Corp.	89,876	2,953,661	439,158
InterDigital, Inc.	7,792	589,947	27,179
International Business Machines Corp.	18,512	2,829,075	111,556
International Game Technology plc	16,199	382,285	12,647
International Paper Co.	47,537	2,127,811	153,014
Interpublic Group of Cos., Inc. (The)	89,346	2,109,397	(112,514)
Intersil Corp.	45,913	685,752	321,120
Intrexon Corp.	37,906	1,095,924	(33,798)
Intuit, Inc.	19,603	2,130,381	26,145
Intuitive Surgical, Inc.	1,868	1,197,433	156,550
Invesco Ltd.	50,295	1,527,913	44,812

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ionis Pharmaceuticals, Inc.	21,032	$526,507	$244,106
ITT, Inc.	19,300	697,502	(5,790)
j2 Global, Inc.	26,894	1,826,372	(34,962)
Jabil Circuit, Inc.	120,011	2,284,170	334,470
Jack Henry & Associates, Inc.	22,862	1,943,553	12,291
Jack in the Box, Inc.	20,834	1,797,558	201,256
Jacobs Engineering Group, Inc.	36,712	1,871,095	27,650
Jazz Pharmaceuticals plc	9,748	1,231,965	(47,778)
JetBlue Airways Corp.	95,471	1,714,659	(68,739)
JM Smucker Co. (The)	6,403	861,633	6,230
John Wiley & Sons, Inc.	38,557	2,046,720	(56,794)
Johnson & Johnson	29,410	3,415,710	58,493
JPMorgan Chase & Co.	33,686	2,220,508	22,643
Juniper Networks, Inc.	98,457	2,300,523	68,352
Kate Spade & Co.	14,595	252,962	(2,950)
KB Home	121,677	1,748,304	213,129
KBR, Inc.	72,457	1,108,465	(12,191)
Kellogg Co.	8,841	658,831	26,081
Kennametal, Inc.	45,723	1,165,830	161,051
KeyCorp.	129,480	1,616,139	(40,367)
Kimberly-Clark Corp.	43,224	5,626,468	(174,193)
Kinder Morgan, Inc.	18,495	343,452	84,337
Kohl’s Corp.	35,637	1,330,501	228,618
L-3 Communications Holdings, Inc.	32,749	4,745,048	191,209
Laboratory Corp. of America Holdings	5,398	706,120	35,997
Lam Research Corp.	25,065	2,063,351	310,555
Lancaster Colony Corp.	16,222	2,009,385	133,379
Landstar System, Inc.	13,462	917,705	(1,212)
Lear Corp.	50,075	5,775,928	294,164
Leidos Holdings, Inc.	36,094	1,519,680	42,468
Lennox International, Inc.	15,049	2,086,750	276,395
Level 3 Communications, Inc.	25,299	1,229,268	(55,901)
Lexmark International, Inc.	24,225	856,502	111,529
Liberty Interactive Corp. QVC Group	66,082	1,751,173	(428,872)
Lincoln Electric Holdings, Inc.	10,933	672,688	11,937
Lincoln National Corp.	64,002	2,915,846	90,968
Lowe’s Cos., Inc.	25,516	2,001,730	(159,220)
LyondellBasell Industries NV	40,435	3,165,508	95,979
Macy’s, Inc.	45,930	1,571,893	129,813

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mallinckrodt plc	19,141	$1,244,548	$91,111
Manhattan Associates, Inc.	14,011	947,984	(140,670)
ManpowerGroup, Inc.	46,056	3,589,121	(261,114)
Marathon Oil Corp.	14,319	203,826	22,557
Marathon Petroleum Corp.	51,634	1,822,164	273,660
Marriott International, Inc.	9,368	635,619	(4,871)
Marvell Technology Group Ltd.	185,821	1,853,128	612,717
Masco Corp.	135,450	4,370,383	276,906
Maxim Integrated Products, Inc.	74,229	2,865,751	98,213
McKesson Corp.	14,844	2,713,887	(238,650)
Medtronic plc	8,103	691,572	8,528
Mentor Graphics Corp.	133,824	2,936,797	601,510
Merck & Co., Inc.	36,067	2,061,950	188,991
Meredith Corp.	13,022	677,447	(434)
MetLife, Inc.	34,026	1,524,025	(12,249)
Mettler-Toledo International, Inc.	1,829	709,316	58,553
Michael Kors Holdings Ltd.	52,700	2,611,159	(145,326)
Michaels Cos., Inc. (The)	40,638	1,224,829	(242,609)
Micron Technology, Inc.	82,699	1,056,066	414,322
Microsoft Corp.	64,594	3,487,985	232,630
Molina Healthcare, Inc.	26,203	1,347,620	180,539
Molson Coors Brewing Co.	4,030	417,648	24,846
Mondelez International, Inc.	39,097	1,764,057	(47,698)
Morningstar, Inc.	7,663	645,838	(38,392)
MSC Industrial Direct Co., Inc.	4,957	361,690	2,203
MSCI, Inc.	38,046	2,971,091	222,490
MSG Networks, Inc.	25,114	446,527	20,845
Murphy USA, Inc.	26,203	1,874,547	(4,701)
Mylan NV	26,024	1,210,636	(218,602)
Nasdaq, Inc.	64,244	4,197,773	141,266
NCR Corp.	27,863	830,541	66,369
NetApp, Inc.	50,953	1,274,335	550,802
NeuStar, Inc.	57,834	1,392,643	145,163
New York Times Co. (The)	73,141	887,529	(13,494)
Newmont Mining Corp.	16,448	748,460	(102,218)
News Corp.	84,325	1,014,860	164,004
NIKE, Inc.	36,256	1,968,701	(59,822)
NiSource, Inc.	94,750	2,289,366	(4,944)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Norfolk Southern Corp.	30,510	$2,706,082	$255,218
Northrop Grumman Corp.	16,811	3,586,606	10,108
Nu Skin Enterprises, Inc.	95,501	3,977,617	2,208,938
Nuance Communications, Inc.	136,362	2,337,322	(360,073)
Nucor Corp.	29,876	1,453,559	23,809
NVIDIA Corp.	18,800	1,078,073	210,103
NVR, Inc.	851	1,446,009	(50,479)
Oceaneering International, Inc.	55,923	1,786,245	(247,803)
Office Depot, Inc.	334,084	1,187,559	5,121
Old Republic International Corp.	53,811	1,017,566	(69,416)
Omnicom Group, Inc.	18,858	1,578,968	23,962
ON Semiconductor Corp.	282,085	2,721,700	753,587
ONE Gas, Inc.	14,568	930,907	(30,022)
Oracle Corp.	44,632	1,760,286	(7,141)
Orbital ATK, Inc.	9,860	883,555	(131,927)
Oshkosh Corp.	19,460	1,064,961	24,799
Owens & Minor, Inc.	33,654	1,268,756	(99,952)
Owens Corning	103,674	5,254,170	280,985
Packaging Corp. of America	10,509	733,150	120,812
Parker-Hannifin Corp.	25,127	3,021,430	132,762
PepsiCo, Inc.	69,217	7,119,624	409,109
PerkinElmer, Inc.	20,462	1,107,730	40,392
Pfizer, Inc.	87,617	3,023,890	(56,303)
PG&E Corp.	46,908	2,878,150	(8,788)
Phillips 66	4,626	374,603	(1,979)
Pilgrim’s Pride Corp.	47,284	1,127,780	(129,142)
Pinnacle West Capital Corp.	36,407	2,744,313	22,255
Pitney Bowes, Inc.	29,334	556,576	(23,870)
Plantronics, Inc.	50,812	2,276,762	363,430
PNC Financial Services Group, Inc. (The)	46,325	4,177,375	(3,956)
PNM Resources, Inc.	8,674	295,962	(12,149)
Pool Corp.	4,136	377,690	13,245
Popular, Inc.	24,201	835,724	89,238
PPG Industries, Inc.	11,824	1,224,780	(2,651)
PPL Corp.	7,515	279,136	(19,342)
Priceline Group, Inc. (The)	1,465	1,976,431	179,301
Principal Financial Group, Inc.	4,431	192,571	35,670
ProAssurance Corp.	15,341	801,107	3,989
Procter & Gamble Co. (The)	65,026	5,382,202	453,881
Progressive Corp. (The)	58,757	1,926,658	(75,813)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Prudential Financial, Inc.	26,706	$2,078,367	$102,177
Public Service Enterprise Group, Inc.	191,347	8,642,915	(631,216)
PVH Corp.	14,140	1,361,616	200,854
QEP Resources, Inc.	77,590	1,320,954	194,378
Qorvo, Inc.	7,085	385,205	9,713
QUALCOMM, Inc.	51,583	2,901,649	631,787
Quanta Services, Inc.	127,882	3,073,676	505,741
Quest Diagnostics, Inc.	16,680	1,297,204	114,425
Quintiles Transnational Holdings, Inc.	61,574	4,138,389	852,800
Rackspace Hosting, Inc.	41,651	1,022,910	297,010
Ralph Lauren Corp.	18,607	1,792,412	89,500
Raymond James Financial, Inc.	11,872	669,584	21,485
Raytheon Co.	30,519	4,146,576	7,976
Red Hat, Inc.	12,303	961,233	33,218
Regal Beloit Corp.	16,537	937,991	45,796
Regions Financial Corp.	99,515	990,174	(7,961)
Reinsurance Group of America, Inc.	20,952	2,108,544	153,015
Reliance Steel & Aluminum Co.	37,149	2,779,725	(103,882)
Republic Services, Inc.	30,688	1,504,633	43,577
ResMed, Inc.	8,788	528,426	40,949
Reynolds American, Inc.	26,426	1,349,047	(103,061)
Rice Energy, Inc.	22,578	591,625	(2,113)
Robert Half International, Inc.	93,006	3,803,495	(282,288)
Rockwell Automation, Inc.	16,885	1,992,402	73,309
Ross Stores, Inc.	32,210	1,685,871	385,232
Rowan Cos. plc	57,949	1,063,944	(185,437)
RPM International, Inc.	6,483	335,623	12,644
RR Donnelley & Sons Co.	113,095	1,865,539	(87,685)
Sally Beauty Holdings, Inc.	15,931	487,011	(77,903)
SCANA Corp.	66,624	4,747,201	74,378
Science Applications International Corp.	6,189	411,081	18,250
Scripps Networks Interactive, Inc.	7,334	453,991	11,644
Sealed Air Corp.	13,503	619,623	(915)
Sherwin-Williams Co. (The)	6,896	1,951,562	(43,714)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Silicon Laboratories, Inc.	18,182	$946,507	$122,594
Skechers U.S.A., Inc.	89,004	2,808,966	(770,775)
Snap-on, Inc.	2,387	380,806	(18,078)
Sonoco Products Co.	67,943	3,253,494	335,934
Southwest Airlines Co.	25,828	1,078,836	(74,385)
Southwestern Energy Co.	83,602	1,178,922	(21,870)
Spirit AeroSystems Holdings, Inc.	111,498	5,272,755	(306,634)
SPX Corp.	11,300	181,252	46,330
SPX FLOW, Inc.	2,782	85,574	445
Stanley Black & Decker, Inc.	30,082	3,581,102	118,383
Staples, Inc.	124,218	1,114,235	(52,172)
Steel Dynamics, Inc.	97,395	2,429,571	4,330
SunTrust Banks, Inc.	53,760	2,360,542	(5,854)
SUPERVALU, Inc.	393,388	1,868,343	94,663
Symantec Corp.	44,318	761,383	350,999
Synaptics, Inc.	72,916	4,125,974	145,446
Synchrony Financial	80,808	2,510,382	(247,758)
SYNNEX Corp.	36,721	3,486,829	703,404
Synopsys, Inc.	44,644	2,416,906	232,715
Sysco Corp.	35,910	1,751,874	8,075
T Rowe Price Group, Inc.	10,762	822,324	(106,651)
Tableau Software, Inc.	21,415	1,192,815	(9,208)
TCF Financial Corp.	26,872	383,374	6,538
Tech Data Corp.	64,890	4,925,181	571,651
TEGNA, Inc.	45,475	962,139	31,945
Teledyne Technologies, Inc.	6,872	690,567	51,128
Telephone & Data Systems, Inc.	50,077	1,440,708	(79,616)
Teradata Corp.	82,038	2,372,475	170,703
Teradyne, Inc.	138,158	2,742,578	238,872
Terex Corp.	4,632	110,946	6,753
Tesoro Corp.	43,328	3,472,306	(25,130)
Texas Instruments, Inc.	45,659	2,986,794	217,554
Textron, Inc.	45,114	1,808,822	(15,541)
Thomson Reuters Corp.	12,487	529,948	(13,236)
Thor Industries, Inc.	40,921	2,742,162	723,846
Time Warner, Inc.	12,775	969,031	47,987
Timken Co. (The)	50,461	1,667,078	106,122
TJX Cos., Inc. (The)	28,289	2,149,964	(34,513)
Toll Brothers, Inc.	15,723	446,944	22,545
Toro Co. (The)	9,504	448,441	(3,274)
Total System Services, Inc.	34,388	1,839,758	(218,364)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Travelers Cos., Inc. (The)	18,347	$2,097,613	$4,036
Trinity Industries, Inc.	68,159	1,275,653	372,432
TripAdvisor, Inc.	7,558	540,095	(62,580)
Tyson Foods, Inc.	86,751	5,281,885	1,195,812
UGI Corp.	29,708	1,357,532	(13,542)
Union Pacific Corp.	12,548	1,134,600	89,206
United Continental Holdings, Inc.	111,668	4,972,576	886,644
United Natural Foods, Inc.	35,681	1,438,583	(9,916)
United Rentals, Inc.	3,315	262,355	(2,161)
United States Steel Corp.	25,087	405,358	67,783
United Technologies Corp.	25,404	2,597,543	(16,497)
United Therapeutics Corp.	49,747	5,920,090	(45,964)
UnitedHealth Group, Inc.	10,520	1,453,338	19,462
Universal Health Services, Inc.	5,507	754,239	(75,666)
Unum Group	57,368	2,065,597	(39,933)
Urban Outfitters, Inc.	102,669	2,932,227	611,907
Valero Energy Corp.	73,264	4,023,659	(140,667)
Validus Holdings Ltd.	33,053	1,580,264	66,437
Vantiv, Inc.	19,659	1,057,654	48,558
Varian Medical Systems, Inc.	6,788	571,074	104,535
VCA, Inc.	6,651	437,998	27,439
Vectren Corp.	19,593	981,058	2,511
VeriFone Systems, Inc.	17,915	439,689	(157,707)
Verizon Communications, Inc.	42,596	2,164,502	49,638
Viavi Solutions, Inc.	235,835	1,582,118	160,703
Vishay Intertechnology, Inc.	114,463	1,510,486	102,298
Visteon Corp.	16,279	1,161,032	5,521
VMware, Inc.	15,386	965,532	163,031
Voya Financial, Inc.	12,016	372,228	(25,927)
VWR Corp.	79,959	2,372,751	(105,114)
Waddell & Reed Financial, Inc.	101,616	2,012,346	(166,999)
Wal-Mart Stores, Inc.	51,333	3,647,700	54,436
Waste Management, Inc.	43,175	2,687,662	65,176
Waters Corp.	8,840	1,226,815	174,236
Watsco, Inc.	16,651	2,264,956	81,170
WellCare Health Plans, Inc.	56,112	6,098,265	471,889
Wells Fargo & Co.	50,013	2,326,804	(112,228)
Werner Enterprises, Inc.	45,462	1,164,736	(106,836)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WESCO International, Inc.	6,590	$399,036	$6,183
West Pharmaceutical Services, Inc.	12,149	995,275	(90,175)
Western Alliance Bancorp	8,832	319,967	11,586
Western Refining, Inc.	50,008	1,096,175	227,036
Westlake Chemical Corp.	51,967	2,479,411	300,823
Whirlpool Corp.	12,699	2,123,142	(63,872)
World Fuel Services Corp.	49,550	2,312,017	(19,834)
Worthington Industries, Inc.	45,520	1,871,590	314,736
WR Grace & Co.	5,075	371,061	3,474
Wyndham Worldwide Corp.	18,258	1,240,083	(10,772)
Xcel Energy, Inc.	24,931	1,032,455	(6,793)
Xerox Corp.	342,255	3,476,514	(9,471)
Xilinx, Inc.	55,125	2,709,544	285,949
Xylem, Inc.	32,352	1,545,700	151,162
Yelp, Inc.	21,981	691,025	225,582
Yum! Brands, Inc.	17,174	1,428,705	130,866
Zynga, Inc.	279,774	738,603	75,539

			33,169,455

Total of Long Equity Positions			33,244,691

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(42,650)	(3,094,782)	(91,173)

Ireland
XL Group Ltd.	(15,890)	(536,243)	1,862

Panama
Copa Holdings SA	(13,816)	(746,862)	(467,979)

Singapore
Broadcom Ltd.	(14,590)	(2,389,453)	(127,614)

United Kingdom
Delphi Automotive plc	(38,410)	(2,593,827)	(145,574)
Liberty Global plc	(133,349)	(4,383,850)	(174,019)
Noble Corp. plc	(104,836)	(561,648)	(103,012)
Pentair plc	(41,703)	(2,532,206)	(146,795)

			(569,400)

United States
3D Systems Corp.	(26,075)	(362,703)	(105,343)
Abbott Laboratories	(31,188)	(1,279,903)	(39,038)
AbbVie, Inc.	(16,410)	(1,000,111)	(34,868)
ABIOMED, Inc.	(3,083)	(321,425)	(74,987)
Acadia Healthcare Co., Inc.	(184,056)	(10,435,208)	1,315,233
ACI Worldwide, Inc.	(27,771)	(563,099)	24,897
Acuity Brands, Inc.	(10,878)	(2,751,215)	(127,104)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Acxiom Corp.	(19,688)	$(431,955)	$(92,730)
Advance Auto Parts, Inc.	(20,150)	(3,050,086)	45,318
AECOM	(56,880)	(1,852,013)	160,970
Air Lease Corp.	(112,520)	(3,194,382)	(21,440)
Air Products & Chemicals, Inc.	(4,036)	(587,480)	(19,292)
Akorn, Inc.	(59,883)	(1,875,936)	243,526
Albemarle Corp.	(21,890)	(1,772,214)	(99,162)
Alcoa, Inc.	(140,215)	(1,379,716)	(42,065)
Alexion Pharmaceuticals, Inc.	(11,873)	(1,666,893)	211,975
Align Technology, Inc.	(4,523)	(355,960)	(68,071)
Alkermes plc	(31,447)	(1,467,222)	(11,731)
Allegheny Technologies, Inc.	(58,232)	(791,373)	(260,879)
Allegion plc	(28,343)	(1,924,490)	(28,626)
Allergan plc	(15,387)	(3,795,805)	252,025
Alliance Data Systems Corp.	(12,494)	(2,747,181)	66,843
Alliant Energy Corp.	(41,506)	(1,588,850)	(1,245)
Ally Financial, Inc.	(171,037)	(3,061,502)	(268,589)
Alnylam Pharmaceuticals, Inc.	(54,181)	(3,931,244)	258,856
AMERCO	(2,893)	(1,039,508)	101,511
American Airlines Group, Inc.	(65,535)	(2,154,780)	(244,456)
American Express Co.	(27,417)	(1,769,204)	13,419
AMETEK, Inc.	(30,127)	(1,455,173)	15,705
Amphenol Corp.	(42,966)	(2,596,902)	(192,451)
AmTrust Financial Services, Inc.	(16,175)	(427,667)	(6,308)
Anadarko Petroleum Corp.	(10,076)	(536,849)	(101,566)
Aon plc	(21,015)	(2,299,041)	(64,936)
Apache Corp.	(46,612)	(2,592,559)	(384,549)
AptarGroup, Inc.	(10,448)	(815,983)	7,203
Aqua America, Inc.	(49,973)	(1,655,106)	131,929
Arch Capital Group Ltd.	(7,655)	(565,992)	(40,744)
Arista Networks, Inc.	(23,526)	(1,756,451)	(245,141)
Armstrong World Industries, Inc.	(4,681)	(190,200)	(3,219)
ARRIS International plc	(165,101)	(4,002,048)	(675,263)
Arthur J Gallagher & Co.	(30,325)	(1,447,308)	(95,324)
Artisan Partners Asset Management, Inc.	(67,868)	(2,136,638)	290,629
Ascena Retail Group, Inc.	(249,338)	(1,809,103)	415,304
Ashland Global Holdings, Inc.	(12,084)	(1,390,748)	(10,392)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Associated Banc-Corp.	(23,701)	$(441,313)	$(22,990)
athenahealth, Inc.	(4,646)	(592,216)	6,262
Autodesk, Inc.	(29,634)	(1,738,627)	(404,800)
AutoNation, Inc.	(46,824)	(2,285,555)	4,758
AutoZone, Inc.	(2,914)	(2,147,994)	(90,948)
Avangrid, Inc.	(8,647)	(357,223)	(4,049)
Avis Budget Group, Inc.	(92,659)	(3,017,904)	(151,961)
Avon Products, Inc.	(92,909)	(476,735)	(49,130)
Axalta Coating Systems Ltd.	(59,596)	(1,669,284)	(15,495)
B/E Aerospace, Inc.	(31,269)	(1,522,446)	(92,910)
Ball Corp.	(115,738)	(8,504,489)	(980,240)
Bank of Hawaii Corp.	(25,993)	(1,849,621)	(37,991)
Bank of New York Mellon Corp. (The)	(32,145)	(1,191,509)	(90,434)
Bank of the Ozarks, Inc.	(70,406)	(2,731,906)	28,315
BankUnited, Inc.	(59,286)	(1,939,918)	149,481
BB&T Corp.	(29,068)	(1,069,121)	(27,324)
BioMarin Pharmaceutical, Inc.	(27,233)	(2,437,898)	(81,699)
Bio-Techne Corp.	(31,047)	(3,485,481)	85,835
Black Hills Corp.	(33,684)	(2,078,976)	16,842
Black Knight Financial Services, Inc.	(26,272)	(966,810)	(107,715)
BlackRock, Inc.	(3,215)	(1,164,023)	(1,286)
BorgWarner, Inc.	(133,892)	(4,501,203)	(209,117)
Bristol-Myers Squibb Co.	(37,684)	(2,783,735)	751,813
Brookdale Senior Living, Inc.	(94,699)	(1,535,442)	(117,055)
Brown & Brown, Inc.	(42,585)	(1,541,467)	(64,414)
Brown-Forman Corp.	(73,598)	(3,607,324)	115,835
Buffalo Wild Wings, Inc.	(4,355)	(684,538)	71,615
Cabela’s, Inc.	(40,057)	(2,020,876)	(179,455)
Cable One, Inc.	(1,763)	(897,772)	(131,820)
Cabot Oil & Gas Corp.	(33,797)	(828,364)	(43,598)
CalAtlantic Group, Inc.	(52,574)	(1,893,661)	135,586
Calpine Corp.	(46,061)	(663,102)	80,891
CarMax, Inc.	(56,992)	(2,974,733)	(65,791)
Catalent, Inc.	(111,645)	(2,816,591)	(68,316)
Caterpillar, Inc.	(16,192)	(1,275,018)	(162,346)
Cathay General Bancorp	(34,180)	(1,034,377)	(17,683)
CBOE Holdings, Inc.	(19,685)	(1,236,809)	(39,764)
CDK Global, Inc.	(13,374)	(755,765)	(11,368)
CEB, Inc.	(21,305)	(1,341,203)	180,719
Centene Corp.	(27,809)	(1,931,435)	69,345
CF Industries Holdings, Inc.	(191,367)	(4,842,595)	182,808

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CH Robinson Worldwide, Inc.	(6,002)	$(404,078)	$(18,823)
Charles Schwab Corp. (The)	(91,012)	(2,712,158)	(161,091)
Cheniere Energy, Inc.	(99,534)	(3,586,930)	(752,752)
Chesapeake Energy Corp.	(276,092)	(1,239,778)	(491,319)
Chevron Corp.	(15,289)	(1,546,788)	(26,756)
Chicago Bridge & Iron Co. NV	(24,295)	(941,674)	260,685
Chipotle Mexican Grill, Inc.	(15,513)	(6,538,884)	(30,872)
Ciena Corp.	(102,453)	(2,177,617)	(55,858)
Cimarex Energy Co.	(10,857)	(1,276,023)	(182,832)
Cincinnati Financial Corp.	(5,885)	(408,360)	(35,487)
Cinemark Holdings, Inc.	(4,992)	(191,336)	242
Clean Harbors, Inc.	(20,830)	(1,060,149)	60,725
CME Group, Inc.	(7,088)	(685,977)	(54,861)
CMS Energy Corp.	(33,378)	(1,422,904)	20,694
CNO Financial Group, Inc.	(36,820)	(732,350)	170,108
Cognex Corp.	(63,764)	(2,839,411)	(531,154)
Colfax Corp.	(23,038)	(676,856)	(47,228)
CommScope Holding Co., Inc.	(91,265)	(2,935,082)	187,093
CommVault Systems, Inc.	(8,445)	(392,946)	(55,737)
Compass Minerals International, Inc.	(27,749)	(2,219,533)	174,432
Concho Resources, Inc.	(22,847)	(2,758,374)	(379,662)
CONSOL Energy, Inc.	(16,681)	(243,252)	(77,023)
Cooper Cos., Inc. (The)	(13,944)	(2,273,848)	(225,753)
Copart, Inc.	(30,490)	(1,507,156)	(125,888)
Core Laboratories NV	(16,600)	(2,136,918)	272,240
CoStar Group, Inc.	(9,373)	(1,963,737)	(65,798)
Costco Wholesale Corp.	(19,759)	(3,006,081)	(7,364)
Covanta Holding Corp.	(243,003)	(4,024,581)	284,765
CST Brands, Inc.	(20,242)	(890,920)	(82,518)
Cullen/Frost Bankers, Inc.	(8,513)	(572,670)	(39,756)
CVS Health Corp.	(22,317)	(1,999,480)	13,491
Cypress Semiconductor Corp.	(169,700)	(1,866,700)	(196,852)
DaVita, Inc.	(11,636)	(895,972)	127,181
Deere & Co.	(15,510)	(1,356,815)	33,036
Devon Energy Corp.	(11,598)	(435,621)	(75,967)
DexCom, Inc.	(70,450)	(5,217,253)	(958,394)
Diebold, Inc.	(133,286)	(3,571,687)	267,527

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(75,360)	$(1,971,180)	$(57,511)
DISH Network Corp.	(26,044)	(1,394,334)	(32,356)
Dollar Tree, Inc.	(51,162)	(4,636,300)	598,084
Dominion Resources, Inc.	(137,589)	(10,083,864)	(134,871)
Donaldson Co., Inc.	(41,759)	(1,540,072)	(18,792)
Dover Corp.	(12,597)	(879,271)	(48,372)
Duke Energy Corp.	(11,211)	(884,764)	(12,564)
Dunkin’ Brands Group, Inc.	(68,475)	(3,167,535)	(398,643)
E*TRADE Financial Corp.	(33,397)	(908,398)	(64,122)
Eagle Materials, Inc.	(18,662)	(1,507,516)	64,944
Eaton Vance Corp.	(15,189)	(558,044)	(35,087)
Ecolab, Inc.	(14,026)	(1,684,943)	(22,301)
Ensco plc	(22,273)	(155,263)	(34,058)
Envision Healthcare Holdings, Inc.	(192,308)	(4,620,456)	337,757
EOG Resources, Inc.	(25,132)	(2,042,478)	(388,038)
EQT Corp.	(5,077)	(378,945)	10,254
Eversource Energy	(9,377)	(523,424)	15,378
Expedia, Inc.	(8,383)	(933,743)	(44,721)
Expeditors International of Washington, Inc.	(11,212)	(563,560)	(14,082)
Exxon Mobil Corp.	(11,228)	(1,003,110)	23,130
Fastenal Co.	(28,166)	(1,199,958)	23,182
Federated Investors, Inc.	(25,991)	(836,130)	66,017
Fidelity National Information Services, Inc.	(17,363)	(1,307,087)	(30,385)
FireEye, Inc.	(154,227)	(2,445,828)	174,064
First American Financial Corp.	(10,129)	(383,256)	(14,611)
First Data Corp.	(395,409)	(5,001,792)	(201,791)
First Horizon National Corp.	(90,275)	(1,276,925)	(97,963)
First Republic Bank	(32,633)	(2,276,775)	(239,555)
FleetCor Technologies, Inc.	(8,415)	(1,294,311)	(167,627)
Flowers Foods, Inc.	(20,327)	(312,583)	5,238
Flowserve Corp.	(8,655)	(442,011)	24,494
FMC Corp.	(58,692)	(2,915,232)	78,060
FNB Corp.	(69,941)	(849,397)	(10,877)
FNF Group	(69,452)	(2,504,534)	(58,940)
Fortune Brands Home & Security, Inc.	(7,409)	(428,008)	(2,455)
Fossil Group, Inc.	(19,742)	(529,484)	(18,751)
Freeport-McMoRan, Inc.	(94,015)	(1,022,665)	1,662
Frontier Communications Corp.	(1,100,659)	(5,436,745)	858,003

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fulton Financial Corp.	(22,945)	$(300,990)	$(32,171)
Garmin Ltd.	(7,174)	(307,764)	(37,377)
Gartner, Inc.	(3,941)	(402,888)	54,307
GATX Corp.	(40,935)	(1,944,749)	121,095
General Electric Co.	(122,669)	(3,744,802)	111,346
Genesee & Wyoming, Inc.	(50,517)	(3,198,762)	(284,386)
Gentex Corp.	(116,424)	(1,911,682)	(132,723)
Genworth Financial, Inc.	(563,529)	(1,640,989)	(1,154,115)
Global Payments, Inc.	(35,501)	(2,670,039)	(55,018)
GoDaddy, Inc.	(17,766)	(586,099)	(27,361)
Goodyear Tire & Rubber Co. (The)	(15,262)	(421,692)	(71,270)
Graco, Inc.	(6,825)	(557,466)	52,416
Granite Construction, Inc.	(39,668)	(1,816,156)	(156,930)
Guess?, Inc.	(10,526)	(159,711)	5,926
Guidewire Software, Inc.	(6,497)	(397,574)	7,884
H&R Block, Inc.	(37,102)	(798,767)	(60,145)
Hain Celestial Group, Inc. (The)	(49,452)	(2,330,906)	571,404
Halliburton Co.	(72,319)	(3,246,400)	723
Halyard Health, Inc.	(48,439)	(1,602,901)	(75,994)
Hancock Holding Co.	(46,916)	(1,214,098)	(307,388)
Hanesbrands, Inc.	(93,137)	(2,480,819)	129,110
Harley-Davidson, Inc.	(69,246)	(3,121,610)	(520,037)
Harman International Industries, Inc.	(24,526)	(1,957,665)	(113,555)
Harris Corp.	(55,463)	(4,543,309)	(537,656)
HEICO Corp.	(10,825)	(756,880)	7,790
Helmerich & Payne, Inc.	(20,208)	(1,308,266)	(51,732)
Henry Schein, Inc.	(13,163)	(2,245,814)	100,508
Hertz Global Holdings, Inc.	(27,296)	–	(1,096,207)
Hess Corp.	(11,483)	(678,991)	63,273
Hexcel Corp.	(38,101)	(1,667,584)	(20,290)
Hill-Rom Holdings, Inc.	(15,735)	(792,100)	(183,155)
Hilton Worldwide Holdings, Inc.	(40,153)	(864,205)	(56,503)
Howard Hughes Corp. (The)	(29,593)	(3,399,940)	11,541
Huntington Bancshares, Inc.	(52,183)	(549,487)	34,963
IDEX Corp.	(7,849)	(673,680)	(60,751)
IDEXX Laboratories, Inc.	(27,170)	(2,392,047)	(670,827)
IHS Markit Ltd.	(67,690)	(2,371,858)	(169,902)
Illumina, Inc.	(46,078)	(6,845,094)	(1,525,436)
Incyte Corp.	(27,914)	(2,356,104)	(275,907)
Intercontinental Exchange, Inc.	(4,952)	(1,306,868)	(27,003)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Flavors & Fragrances, Inc.	(17,317)	$(2,252,307)	$(223,505)
IPG Photonics Corp.	(5,632)	(464,268)	473
Janus Capital Group, Inc.	(49,429)	(762,195)	69,695
JB Hunt Transport Services, Inc.	(25,885)	(2,116,542)	16,233
JC Penney Co., Inc.	(440,083)	(3,874,437)	(183,128)
Johnson Controls International plc	(59,959)	(2,778,853)	(11,040)
Juno Therapeutics, Inc.	(9,441)	(372,738)	89,414
Kansas City Southern	(39,082)	(3,568,968)	(78,164)
KAR Auction Services, Inc.	(9,698)	(400,534)	(18,031)
Keysight Technologies, Inc.	(8,873)	(279,095)	(2,090)
Kirby Corp.	(31,048)	(2,066,268)	136,325
KLX, Inc.	(82,827)	(2,776,633)	(138,877)
Knowles Corp.	(221,658)	(3,417,508)	303,214
Kosmos Energy Ltd.	(334,526)	(1,931,284)	(213,028)
Kroger Co. (The)	(27,778)	(919,075)	94,624
L Brands, Inc.	(19,194)	(1,378,619)	20,259
Laredo Petroleum, Inc.	(67,964)	(830,105)	(46,631)
Las Vegas Sands Corp.	(10,471)	(541,891)	(60,610)
Leggett & Platt, Inc.	(9,678)	(490,287)	49,164
Lennar Corp.	(38,941)	(1,783,887)	135,125
Leucadia National Corp.	(116,721)	(2,067,639)	(154,729)
Liberty Broadband Corp.	(45,938)	(2,717,838)	(565,810)
LifePoint Health, Inc.	(28,458)	(1,632,524)	(53,043)
Lions Gate Entertainment Corp.	(64,017)	(1,355,994)	76,294
LivaNova plc	(26,353)	(1,578,105)	(5,974)
Live Nation Entertainment, Inc.	(94,528)	(2,307,022)	(290,607)
LKQ Corp.	(21,495)	(698,588)	(63,625)
Lockheed Martin Corp.	(6,330)	(1,515,402)	(2,026)
Loews Corp.	(113,612)	(4,567,202)	(107,931)
Louisiana-Pacific Corp.	(130,937)	(2,392,393)	(73,151)
lululemon athletica, Inc.	(22,122)	(1,563,087)	214,087
M&T Bank Corp.	(10,850)	(1,301,783)	42,098
Macquarie Infrastructure Corp.	(59,147)	(4,352,330)	(571,067)
Madison Square Garden Co. (The)	(11,535)	(1,976,166)	22,021
Manitowoc Foodservice, Inc.	(55,156)	(921,637)	27,006
Markel Corp.	(1,691)	(1,582,864)	12,314

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MarketAxess Holdings, Inc.	(4,939)	$(705,516)	$(112,333)
Marsh & McLennan Cos., Inc.	(27,432)	(1,818,742)	(26,060)
Martin Marietta Materials, Inc.	(8,165)	(1,527,916)	65,483
Mastercard, Inc.	(26,915)	(2,573,173)	(165,967)
Mattel, Inc.	(85,648)	(2,713,478)	120,057
MAXIMUS, Inc.	(41,887)	(2,393,882)	24,753
McDonald’s Corp.	(9,373)	(1,084,863)	3,594
MDU Resources Group, Inc.	(208,502)	(4,818,003)	(486,287)
Mead Johnson Nutrition Co.	(29,647)	(2,532,763)	190,353
MEDNAX, Inc.	(72,984)	(4,973,540)	138,350
Mercury General Corp.	(22,927)	(1,217,641)	(39,905)
MGM Resorts International	(28,657)	(706,924)	(39,018)
Microchip Technology, Inc.	(51,898)	(3,006,159)	(218,782)
Microsemi Corp.	(42,244)	(1,408,960)	(364,443)
Middleby Corp. (The)	(29,740)	(3,717,979)	41,521
Minerals Technologies, Inc.	(2,939)	(173,871)	(33,887)
Mohawk Industries, Inc.	(5,087)	(1,003,207)	(15,922)
Monster Beverage Corp.	(29,818)	(4,609,658)	232,077
Moody’s Corp.	(15,527)	(1,567,343)	(113,920)
Mosaic Co. (The)	(99,872)	(2,647,673)	204,804
Nabors Industries Ltd.	(73,362)	(761,959)	(130,123)
National Fuel Gas Co.	(38,520)	(2,161,742)	78,966
National Instruments Corp.	(55,622)	(1,591,570)	11,906
National Oilwell Varco, Inc.	(32,294)	(1,126,092)	(60,390)
Navient Corp.	(67,994)	(860,354)	(123,519)
Netflix, Inc.	(29,000)	(2,845,870)	(12,080)
NetScout Systems, Inc.	(168,331)	(4,189,438)	(734,244)
Neurocrine Biosciences, Inc.	(44,901)	(2,201,857)	(71,930)
New Jersey Resources Corp.	(8,527)	(279,990)	(207)
Newell Brands, Inc.	(41,873)	(2,012,416)	(192,616)
Newfield Exploration Co.	(26,554)	(1,060,567)	(93,470)
NewMarket Corp.	(2,703)	(1,093,418)	(67,034)
NextEra Energy, Inc.	(10,372)	(1,270,604)	1,901
Nielsen Holdings plc	(56,143)	(3,048,565)	40,984
Noble Energy, Inc.	(44,274)	(1,591,650)	9,298
Nordson Corp.	(8,073)	(714,380)	(89,933)
Northern Trust Corp.	(28,683)	(2,102,751)	152,594

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Norwegian Cruise Line Holdings Ltd.	(101,345)	$(4,219,851)	$399,145
NOW, Inc.	(43,626)	(826,713)	(108,192)
NRG Energy, Inc.	(249,921)	(3,898,127)	1,096,512
Occidental Petroleum Corp.	(41,686)	(3,143,541)	103,798
OGE Energy Corp.	(58,290)	(1,817,437)	(25,693)
Old Dominion Freight Line, Inc.	(19,881)	(1,266,055)	(97,980)
Olin Corp.	(105,193)	(2,374,199)	215,639
OneMain Holdings, Inc.	(9,509)	(290,511)	(3,792)
ONEOK, Inc.	(51,232)	(2,310,563)	(322,249)
O’Reilly Automotive, Inc.	(4,498)	(1,240,064)	(19,871)
Owens-Illinois, Inc.	(109,601)	(2,120,520)	104,958
PacWest Bancorp	(69,575)	(2,819,640)	(165,823)
Palo Alto Networks, Inc.	(49,635)	(6,663,330)	(1,245,015)
Pandora Media, Inc.	(337,798)	(4,159,392)	(681,253)
Panera Bread Co.	(6,605)	(1,349,979)	63,853
PAREXEL International Corp.	(14,838)	(934,200)	(96,299)
Patterson Cos., Inc.	(55,979)	(2,710,395)	138,719
Patterson-UTI Energy, Inc.	(129,918)	(2,624,344)	(281,922)
PayPal Holdings, Inc.	(33,483)	(1,275,702)	(96,096)
PBF Energy, Inc.	(82,246)	(1,836,072)	(25,977)
Penske Automotive Group, Inc.	(37,331)	(1,521,589)	(277,019)
People’s United Financial, Inc.	(115,669)	(1,775,846)	(54,037)
Perrigo Co. plc	(36,075)	(3,539,632)	208,828
Philip Morris International, Inc.	(16,054)	(1,598,962)	38,192
Pinnacle Foods, Inc.	(13,821)	(690,366)	(3,034)
Platform Specialty Products Corp.	(333,719)	(3,131,962)	425,501
PolyOne Corp.	(15,686)	(595,911)	65,567
Post Holdings, Inc.	(2,518)	(201,541)	7,227
Praxair, Inc.	(17,528)	(1,957,001)	(160,907)
Premier, Inc.	(93,717)	(3,165,829)	135,022
Prestige Brands Holdings, Inc.	(27,167)	(1,378,215)	66,864
Prosperity Bancshares, Inc.	(26,144)	(1,402,375)	(32,669)
PTC, Inc.	(5,430)	(203,256)	(37,348)
PulteGroup, Inc.	(67,967)	(1,270,983)	(91,076)
QIAGEN NV	(37,371)	(835,500)	(189,960)
Range Resources Corp.	(19,483)	(879,252)	124,286
Regeneron Pharmaceuticals, Inc.	(687)	(264,920)	(11,268)
RenaissanceRe Holdings Ltd.	(5,985)	(704,040)	(15,117)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Restoration Hardware Holdings, Inc.	(153,144)	$(4,723,519)	$(572,200)
Rockwell Collins, Inc.	(50,079)	(4,341,997)	118,334
Rollins, Inc.	(48,592)	(1,398,703)	(24,071)
Roper Technologies, Inc.	(19,479)	(3,414,543)	(139,790)
Royal Caribbean Cruises Ltd.	(32,795)	(2,305,041)	(152,944)
Royal Gold, Inc.	(15,008)	(1,146,302)	(15,767)
RPC, Inc.	(60,088)	(936,424)	(73,054)
Ryder System, Inc.	(21,251)	(1,475,244)	73,741
Sabre Corp.	(58,424)	(1,612,257)	(34,131)
salesforce.com, Inc.	(18,180)	(1,505,849)	209,070
Santander Consumer USA Holdings, Inc.	(111,348)	(1,133,130)	(220,862)
SBA Communications Corp.	(47,522)	(4,854,372)	(475,695)
Schlumberger Ltd.	(36,073)	(2,853,014)	16,233
Scotts Miracle-Gro Co. (The)	(6,361)	(448,132)	(81,548)
Seattle Genetics, Inc.	(48,366)	(2,107,790)	(504,457)
Sempra Energy	(50,924)	(5,442,298)	(16,246)
Sensata Technologies Holding NV	(170,971)	(6,269,545)	(360,710)
Service Corp. International	(19,430)	(513,684)	(1,989)
ServiceNow, Inc.	(32,470)	(2,445,958)	(124,042)
Signature Bank	(8,798)	(1,182,275)	140,152
Signet Jewelers Ltd.	(36,639)	(3,024,006)	293,302
Silgan Holdings, Inc.	(21,963)	(1,127,861)	16,753
Sirius XM Holdings, Inc.	(405,023)	(1,631,265)	(57,681)
Six Flags Entertainment Corp.	(14,902)	(833,069)	34,173
Skyworks Solutions, Inc.	(13,760)	(1,052,487)	4,801
SLM Corp.	(39,841)	(246,871)	(50,742)
SM Energy Co.	(26,576)	(821,480)	(203,822)
Snyder’s-Lance, Inc.	(73,724)	(2,498,062)	22,410
Sotheby’s	(48,148)	(1,458,352)	(372,235)
Southern Co. (The)	(33,913)	(1,734,171)	(5,566)
Spectrum Brands Holdings, Inc.	(26,712)	(3,164,838)	(513,138)
Spirit Airlines, Inc.	(115,723)	(4,968,947)	47,248
Splunk, Inc.	(48,441)	(2,864,316)	21,798
Sprouts Farmers Market, Inc.	(149,123)	(3,399,268)	319,878
SS&C Technologies Holdings, Inc.	(124,811)	(3,853,703)	(158,971)
Starbucks Corp.	(44,409)	(2,393,663)	(10,640)
State Street Corp.	(4,829)	(299,779)	(36,464)
Stericycle, Inc.	(60,935)	(5,898,675)	1,015,344
STERIS plc	(36,187)	(2,552,247)	(93,023)
Stifel Financial Corp.	(31,989)	(1,164,299)	(65,678)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SunPower Corp.	(21,634)	$(374,699)	$181,723
Superior Energy Services, Inc.	(74,785)	(1,387,631)	48,980
SVB Financial Group	(15,153)	(1,629,983)	(45,030)
Targa Resources Corp.	(40,094)	(1,802,626)	(166,390)
Target Corp.	(10,430)	(716,204)	(128)
Teleflex, Inc.	(2,290)	(383,690)	(1,145)
Tempur Sealy International, Inc.	(23,507)	(1,475,774)	141,987
Tenet Healthcare Corp.	(133,522)	(3,704,341)	678,733
Thermo Fisher Scientific, Inc.	(8,582)	(1,314,677)	(50,376)
Tiffany & Co.	(45,781)	(2,957,831)	(367,243)
Time, Inc.	(32,155)	(461,460)	(4,144)
T-Mobile US, Inc.	(25,955)	(1,227,132)	14,514
Torchmark Corp.	(6,388)	(388,901)	(19,228)
Tractor Supply Co.	(26,958)	(1,988,007)	172,385
TransDigm Group, Inc.	(27,613)	(7,463,442)	(520,029)
TransUnion	(34,538)	(1,132,857)	(58,704)
TreeHouse Foods, Inc.	(32,841)	(2,997,689)	134,282
TRI Pointe Group, Inc.	(98,649)	(1,159,126)	(141,068)
Triumph Group, Inc.	(28,078)	(842,838)	60,024
Trustmark Corp.	(21,415)	(519,491)	(70,706)
Tupperware Brands Corp.	(5,285)	(306,662)	(38,818)
Twenty-First Century Fox, Inc.	(29,075)	(855,968)	151,772
Twitter, Inc.	(132,839)	(2,328,740)	(733,199)
Tyler Technologies, Inc.	(20,073)	(3,233,271)	(203,829)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,221)	(528,317)	(236)
Ultimate Software Group, Inc. (The)	(13,017)	(2,705,302)	44,757
Umpqua Holdings Corp.	(47,806)	(755,118)	35,638
Under Armour, Inc.	(107,623)	(4,033,117)	(129,741)
USG Corp.	(23,130)	(622,331)	24,421
Valley National Bancorp	(195,913)	(1,821,249)	(84,985)
Veeva Systems, Inc.	(10,962)	(384,437)	(68,074)
VeriSign, Inc.	(5,863)	(450,286)	(8,435)
Verisk Analytics, Inc.	(84,087)	(6,746,616)	(87,975)
Vertex Pharmaceuticals, Inc.	(15,900)	(1,509,192)	122,553
VF Corp.	(37,193)	(2,174,303)	89,636
Viacom, Inc.	(16,637)	(700,626)	66,756
ViaSat, Inc.	(14,080)	(1,044,804)	(6,268)
Visa, Inc.	(84,894)	(6,834,928)	(185,806)
Vista Outdoor, Inc.	(29,927)	(1,399,869)	206,978

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vulcan Materials Co.	(12,052)	$(1,402,732)	$32,058
WABCO Holdings, Inc.	(4,130)	(448,022)	(20,857)
Wabtec Corp.	(13,270)	(1,035,856)	(47,639)
Walgreens Boots Alliance, Inc.	(21,260)	(1,714,039)	58
Walt Disney Co. (The)	(15,303)	(1,410,205)	(10,831)
Weatherford International plc	(850,342)	(5,109,789)	330,867
Webster Financial Corp.	(51,069)	(1,956,179)	15,046
WEC Energy Group, Inc.	(88,872)	(5,430,968)	109,313
Wendy’s Co. (The)	(93,159)	(1,000,928)	(5,189)
Western Digital Corp.	(40,284)	(2,050,485)	(304,920)
Western Union Co. (The)	(68,290)	(1,401,987)	(19,811)
WestRock Co.	(71,873)	(2,904,698)	(579,705)
WEX, Inc.	(9,333)	(937,549)	(71,255)
WGL Holdings, Inc.	(19,818)	(1,323,050)	80,461
White Mountains Insurance Group Ltd.	(615)	(499,695)	(10,755)
Whiting Petroleum Corp.	(134,214)	(984,008)	(189,023)
Whole Foods Market, Inc.	(110,900)	(3,409,295)	265,280
Williams Cos., Inc. (The)	(50,180)	(1,270,462)	(271,569)
Williams-Sonoma, Inc.	(17,634)	(903,672)	2,927
Willis Towers Watson plc	(10,439)	(1,295,948)	(90,038)
WisdomTree Investments, Inc.	(358,961)	(4,022,868)	329,159
Woodward, Inc.	(4,138)	(243,107)	(15,435)
Workday, Inc.	(42,363)	(3,525,350)	(358,913)
WPX Energy, Inc.	(65,585)	(715,799)	(149,267)
Wynn Resorts Ltd.	(25,610)	(2,579,265)	84,339
Yahoo!, Inc.	(39,382)	(1,459,891)	(237,473)
Zayo Group Holdings, Inc.	(197,872)	(5,490,948)	(387,829)
Zebra Technologies Corp.	(31,025)	(1,863,909)	(295,742)
Zillow Group, Inc.	(24,798)	(872,465)	13,214
Zimmer Biomet Holdings, Inc.	(27,959)	(3,398,137)	(237,092)
Zions Bancorporation	(63,442)	(1,806,365)	(161,606)
Zoetis, Inc.	(45,973)	(2,264,198)	(126,858)

			(19,757,423)

Total of Short Equity Positions			(21,011,727)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Long and Short Equity Positions	$12,232,964

Net Cash and Other Receivables/ (Payables) (b)	385,413

Swaps, at Value	$12,618,377

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	1-25 months maturity 10/12/2016	$3,922,962

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
India
Vedanta Resources plc	150,407	$826,351	$309,701

Ireland
Experian plc	36,230	627,840	95,962

Isle of Man
Paysafe Group plc	46,953	266,668	4,575

South Africa
Investec plc	86,628	526,286	1,777
Mondi plc	44,517	770,525	164,777

			166,554

Switzerland
Coca-Cola HBC AG	81,397	1,539,759	351,220
Glencore plc	499,844	914,524	454,136
Wolseley plc	7,084	336,267	62,156

			867,512

United Kingdom
Amec Foster Wheeler plc	363,933	2,056,510	643,135
Anglo American plc	112,411	1,028,786	373,070
ASOS plc	27,191	1,272,493	438,588
Barclays plc	234,943	495,268	14,094
Barratt Developments plc	437,726	2,974,623	(172,287)
Bellway plc	72,346	2,456,897	(238,338)
Berkeley Group Holdings plc	6,860	287,610	(58,392)
BP plc	447,509	2,114,965	493,447
Britvic plc	121,202	1,040,230	(92,633)
BT Group plc	334,961	1,636,272	49,024
Centrica plc	733,302	2,097,487	70,714
Close Brothers Group plc	31,123	532,673	19,332
Compass Group plc	12,821	242,022	6,278
Daily Mail & General Trust plc	56,267	492,511	49,684
DCC plc	31,752	2,589,633	295,246
Diageo plc	13,651	373,098	17,916
Direct Line Insurance Group plc	76,343	364,096	(3,472)
Dixons Carphone plc	140,225	663,965	5,814
GKN plc	221,831	860,516	59,975
GlaxoSmithKline plc	60,345	1,262,703	22,557
Greene King plc	19,562	195,747	373
Henderson Group plc	72,536	215,387	2,359
Howden Joinery Group plc	190,507	1,035,122	32,198
HSBC Holdings plc	98,928	730,141	13,478
Imperial Brands plc	84,474	4,148,908	199,023
Inchcape plc	115,315	1,003,717	(19,759)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Indivior plc	113,647	$370,190	$81,766
Informa plc	49,809	441,272	18,261
InterContinental Hotels Group plc	5,166	215,242	(2,325)
Intermediate Capital Group plc	57,835	527,618	(86,010)
John Wood Group plc	300,648	2,485,376	474,023
Johnson Matthey plc	20,591	841,280	37,014
Jupiter Fund Management plc	58,383	308,972	12,910
Kingfisher plc	257,728	1,225,441	32,030
Lloyds Banking Group plc	881,094	639,248	(16,741)
Man Group plc	158,092	270,446	(40,147)
Marks & Spencer Group plc	239,847	1,133,752	(104,779)
Meggitt plc	137,970	703,372	101,919
Micro Focus International plc	30,615	847,384	24,053
National Grid plc	91,499	1,173,962	118,263
Persimmon plc	142,415	3,594,473	(245,928)
Petrofac Ltd.	186,732	1,850,775	310,569
Playtech plc	14,231	155,409	12,543
Reckitt Benckiser Group plc	35,079	3,207,839	94,671
Regus plc	252,585	1,031,079	(176,958)
Rentokil Initial plc	482,525	1,141,405	245,460
Rightmove plc	2,911	159,671	(392)
Royal Mail plc	683,332	4,616,350	(280,180)
Sage Group plc (The)	54,264	510,251	8,222
Severn Trent plc	107,449	3,276,242	210,252
Sky plc	112,223	1,248,488	52,189
Smiths Group plc	131,850	1,920,278	582,550
Sports Direct International plc	65,986	282,063	(36,551)
SSE plc	95,505	1,931,131	8,166
Stagecoach Group plc	313,871	1,020,143	(162,121)
Tate & Lyle plc	86,015	753,471	81,455
Taylor Wimpey plc	1,315,855	2,891,929	(267,352)
Thomas Cook Group plc	744,326	687,726	(20,792)
UBM plc	27,650	244,722	10,877
William Hill plc	600,451	2,277,891	90,889
Wm Morrison Supermarkets plc	763,770	1,880,437	276,182
WPP plc	98,790	2,167,235	154,886

			3,820,298

Total of Long Equity Positions			5,264,602

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Positions

Common Stocks
Australia
BHP Billiton plc	(123,462)	$(1,585,050)	$(271,642)

Chile
Antofagasta plc	(187,974)	(1,130,819)	(142,502)

Jordan
Hikma Pharmaceuticals plc	(12,277)	(338,149)	17,452

Netherlands
Royal Dutch Shell plc	(83,813)	(1,958,697)	(126,396)

United Kingdom
AA plc	(188,989)	(691,278)	(29,774)
Aberdeen Asset Management plc	(157,194)	(541,651)	(121,841)
Admiral Group plc	(85,003)	(2,165,683)	(90,388)
Aggreko plc	(109,220)	(1,568,129)	221,608
Ashtead Group plc	(238,271)	(3,013,245)	(902,579)
Associated British Foods plc	(56,438)	(2,165,934)	264,268
AstraZeneca plc	(16,660)	(875,864)	(202,902)
Auto Trader Group plc	(75,041)	(397,244)	2,756
Aviva plc	(338,656)	(1,875,377)	(57,020)
Babcock International Group plc	(39,561)	(539,122)	9,479
BAE Systems plc	(84,562)	(536,460)	(37,993)
Balfour Beatty plc	(290,606)	(859,829)	(191,745)
Booker Group plc	(421,308)	(974,139)	2,297
British American Tobacco plc	(58,339)	(3,217,769)	(502,863)
BTG plc	(256,125)	(2,266,883)	163,042
Bunzl plc	(70,043)	(1,864,823)	(200,636)
Capita plc	(309,794)	(4,211,310)	1,527,656
Cobham plc	(385,115)	(738,560)	(99,259)
Croda International plc	(8,869)	(336,308)	(63,899)
DS Smith plc	(119,645)	(604,308)	8,976
easyJet plc	(173,152)	(3,120,193)	862,461
Essentra plc	(129,596)	(1,470,260)	654,266
Halma plc	(153,380)	(1,933,385)	(149,035)
Hargreaves Lansdown plc	(165,817)	(2,781,441)	51,055
Hays plc	(419,148)	(694,524)	(10,960)
Hiscox Ltd.	(30,573)	(391,793)	(20,755)
ICAP plc	(25,572)	(130,825)	(23,178)
IMI plc	(59,003)	(782,084)	(39,070)
Inmarsat plc	(108,229)	(987,569)	923
International Consolidated Airlines Group SA	(140,032)	(942,099)	218,635
Intertek Group plc	(6,857)	(308,607)	(945)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
ITV plc	(210,014)	$(576,110)	$66,674
Just Eat plc	(29,733)	(222,875)	16,724
Legal & General Group plc	(645,230)	(1,934,901)	106,304
Merlin Entertainments plc	(197,217)	(1,123,297)	596
Next plc	(17,189)	(1,185,340)	121,357
Old Mutual plc	(1,006,407)	(2,380,818)	(257,208)
Pennon Group plc	(59,097)	(657,174)	(26,105)
Provident Financial plc	(54,636)	(2,010,308)	(134,990)
Prudential plc	(165,910)	(2,877,823)	(63,207)
Rio Tinto plc	(12,359)	(363,739)	(47,028)
Rolls-Royce Holdings plc	(247,830)	(2,011,732)	(300,448)
Rotork plc	(180,323)	(464,611)	(28,460)
Royal Bank of Scotland Group plc	(760,652)	(2,069,480)	308,517
RSA Insurance Group plc	(123,841)	(775,088)	(99,551)
Schroders plc	(34,613)	(1,183,424)	(25,307)
Serco Group plc	(31,019)	(44,668)	(7,830)
Smith & Nephew plc	(25,132)	(399,578)	(5,761)
Spectris plc	(27,713)	(628,233)	(77,429)
Spirax-Sarco Engineering plc	(7,790)	(352,477)	(101,598)
St. James’s Place plc	(303,957)	(3,443,249)	(287,846)
Standard Chartered plc	(207,200)	(1,460,805)	(225,339)
Standard Life plc	(372,719)	(1,600,372)	(60,040)
Tesco plc	(1,795,095)	(3,732,363)	(519,236)
Travis Perkins plc	(46,776)	(943,135)	10,155
Vodafone Group plc	(765,855)	(2,205,300)	8,885
Whitbread plc	(20,688)	(1,080,681)	30,717
Worldpay Group plc	(293,782)	(1,058,739)	(67,690)

			(422,564)

United States
Shire plc	(35,098)	(1,972,842)	(296,707)

Total of Short Equity Positions			(1,242,359)

Total of Long and Short Equity Positions			4,022,243

Net Cash and Other Receivables/ (Payables) (b)			(99,281)

Swaps, at Value			$3,922,962

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	1-25 months maturity 10/13/2016	$2,426,856

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stocks

Australia
Adelaide Brighton Ltd.	47,842	$189,112	$14,563
AGL Energy Ltd.	225,506	3,268,191	33,288
Ansell Ltd.	72,284	1,053,948	222,175
Aristocrat Leisure Ltd.	34,562	394,194	26,319
Aurizon Holdings Ltd.	967,963	3,405,648	94,160
Boral Ltd.	368,063	1,854,889	59,766
Caltex Australia Ltd.	134,050	3,349,627	194,491
CIMIC Group Ltd.	116,367	3,313,693	(736,456)
Coca-Cola Amatil Ltd.	445,568	2,981,983	531,386
Cochlear Ltd.	11,743	1,100,922	171,936
Flight Centre Travel Group Ltd.	22,166	523,350	97,178
Fortescue Metals Group Ltd.	615,515	1,529,984	825,946
Harvey Norman Holdings Ltd.	251,368	848,932	157,275
Iluka Resources Ltd.	88,354	461,450	(33,480)
Incitec Pivot Ltd.	144,385	371,152	(57,343)
Newcrest Mining Ltd.	84,788	1,669,100	(237,867)
Oil Search Ltd.	153,099	777,112	66,084
Origin Energy Ltd.	186,670	812,124	(24,878)
Qantas Airways Ltd.	667,508	1,487,058	116,172
Santos Ltd.	226,320	763,919	(126,040)
Star Entertainment Grp Ltd. (The)	310,051	1,325,909	112,115
Tabcorp Holdings Ltd.	377,704	1,276,763	169,596
Tatts Group Ltd.	472,887	1,426,339	(97,256)
Telstra Corp. Ltd.	401,230	1,712,447	(112,696)
TPG Telecom Ltd.	28,530	266,315	(76,995)
Treasury Wine Estates Ltd.	430,794	3,350,076	305,938
Woodside Petroleum Ltd.	104,427	2,149,618	165,818

			1,861,195

Total of Long Equity Positions			1,861,195

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions
Common Stocks

Australia
ALS Ltd.	(460,355)	$(1,800,142)	$(316,098)
Alumina Ltd.	(1,237,698)	(1,361,264)	(32,201)
AMP Ltd.	(360,258)	(1,520,103)	55,519
APA Group	(692,210)	(4,625,562)	90,507
AusNet Services	(518,396)	(618,442)	(34,956)
Bank of Queensland Ltd.	(91,907)	(770,268)	(34,695)
Brambles Ltd.	(165,905)	(1,619,599)	90,364
Challenger Ltd.	(38,499)	(268,347)	(33,128)
Commonwealth Bank of Australia	(23,464)	(1,373,440)	65,012
Computershare Ltd.	(325,203)	(2,568,729)	(10,633)
Crown Resorts Ltd.	(110,694)	(998,156)	(118,458)
CSL Ltd.	(23,946)	(2,145,357)	176,263
Healthscope Ltd.	(1,520,650)	(3,368,886)	(222,849)
Insurance Australia Group Ltd.	(699,235)	(3,060,441)	115,630
Medibank Pvt Ltd.	(588,753)	(1,450,368)	328,803
Platinum Asset Management Ltd.	(271,133)	(1,292,241)	243,032
QBE Insurance Group Ltd.	(89,614)	(747,541)	106,307
Ramsay Health Care Ltd.	(47,173)	(2,649,192)	(221,228)
SEEK Ltd.	(415,807)	(5,012,659)	27,948
Sonic Healthcare Ltd.	(132,003)	(2,183,782)	(51,567)
Sydney Airport	(72,091)	(395,256)	8,843
Transurban Group	(164,918)	(1,506,610)	65,340
Vocus Communications Ltd.	(57,520)	(387,982)	112,126
Westpac Banking Corp.	(36,767)	(849,739)	13,210

			423,091

Ireland
James Hardie Industries plc	(32,891)	(536,447)	21,494

Total of Short Equity Positions			444,585

Total of Long and Short Equity Positions			2,305,780

Net Cash and Other Receivables/ (Payables) (b)			121,076

Swaps, at Value			$2,426,856

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread which is denominated in EUR based on the local currencies of the positions within the swap.	1-25 months maturity 10/12/2016	$1,550,035

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stocks

France
Aeroports de Paris	4,028	$481,846	$(82,162)
Air France-KLM	148,372	1,048,903	(250,481)
Arkema SA	12,111	1,025,013	96,252
Atos SE	35,726	3,310,258	535,956
BioMerieux	2,469	329,730	38,220
BNP Paribas SA	28,193	1,450,462	(394)
Capgemini SA	25,536	2,470,134	33,504
Cie de Saint-Gobain	72,726	3,130,612	16,244
Cie Generale des Etablissements Michelin	31,227	3,282,887	175,038
CNP Assurances	94,312	1,613,838	(29,310)
Dassault Systemes	2,495	198,386	18,206
Eiffage SA	29,757	2,260,990	51,561
Elior Group	23,519	529,780	8,736
Eutelsat Communications SA	21,490	390,638	54,148
Faurecia	37,061	1,442,252	12,121
Imerys SA	4,053	291,602	1,135
Ipsen SA	20,612	1,323,584	124,518
Lagardere SCA	37,940	897,233	68,958
Orange SA	185,384	2,872,381	32,132
Peugeot SA	287,713	4,419,167	(25,564)
Publicis Groupe SA	18,751	1,344,945	73,902
Renault SA	24,948	2,050,867	1,585
Rexel SA	49,658	656,550	104,130
Safran SA	27,194	1,890,883	64,968
Sanofi	9,446	768,971	(49,649)
SCOR SE	47,759	1,570,491	(85,282)
SEB SA	1,409	188,178	10,820
Societe BIC SA	7,480	1,004,761	101,152
Sodexo SA	21,896	2,345,811	262,438
Technip SA	25,381	1,428,434	131,843
Teleperformance	38,210	3,427,494	648,410
Thales SA	48,145	4,174,829	258,407
Ubisoft Entertainment SA	4,178	167,408	(9,546)
Valeo SA	39,662	2,083,398	231,624
Veolia Environnement SA	84,524	1,931,335	16,233
Vinci SA	15,880	1,177,864	38,201

			2,678,054

Total of Long Equity Positions			2,678,054

Short Positions

Common Stocks
France
Accor SA	(56,915)	(2,362,422)	104,075
Air Liquide SA	(20,020)	(2,133,634)	(13,241)
Airbus Group SE	(19,766)	(1,180,348)	(18,483)
Alstom SA	(44,124)	(1,127,231)	(40,312)
AXA SA	(41,384)	(873,750)	(6,164)
Bollore SA	(638,720)	(2,297,400)	73,881

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bouygues SA	(28,639)	$(916,349)	$(33,414)
Bureau Veritas SA	(36,991)	(815,997)	22,354
Carrefour SA	(101,978)	(2,727,358)	83,237
Casino Guichard Perrachon SA	(9,767)	(473,143)	(2,258)
Credit Agricole SA	(129,830)	(1,259,590)	(21,041)
Danone SA	(29,106)	(2,056,360)	(104,843)
Edenred	(239,108)	(4,712,954)	(874,442)
Electricite de France SA	(174,697)	(2,218,547)	92,097
Engie SA	(13,415)	(207,282)	(713)
Essilor International SA	(10,109)	(1,350,462)	46,446
Groupe Eurotunnel SE	(42,792)	(463,173)	(367)
Hermes International	(3,022)	(1,134,193)	(96,097)
Iliad SA	(4,633)	(987,247)	14,611
Ingenico Group SA	(29,812)	(3,571,465)	964,881
JCDecaux SA	(21,327)	(781,527)	91,928
Kering	(3,924)	(667,948)	(123,849)
Legrand SA	(8,106)	(452,332)	(25,509)
L’Oreal SA	(11,542)	(2,181,462)	(87)
LVMH Moet Hennessy Louis Vuitton SE	(3,244)	(530,195)	(22,943)
Natixis SA	(126,097)	(561,601)	(26,753)
Orpea	(20,915)	(1,758,672)	(95,053)
Pernod Ricard SA	(22,400)	(2,483,703)	(169,223)
Plastic Omnium SA	(5,502)	(185,586)	3,004
Remy Cointreau SA	(6,935)	(591,707)	(85)
SFR Group SA	(19,689)	(524,623)	(55,327)
TOTAL SA	(23,710)	(1,099,837)	(27,825)
Vallourec SA	(584,539)	(2,254,156)	(368,884)
Vivendi SA	(29,051)	(556,246)	(30,075)
Zodiac Aerospace	(183,711)	(4,390,677)	(80,407)

			(740,881)

Luxembourg
Eurofins Scientific SE	(3,879)	(1,524,583)	(237,558)
SES SA	(44,528)	(1,005,597)	(87,783)

			(325,341)

Total of Short Equity Positions			(1,066,222)

Total of Long and Short Equity Positions			1,611,832

Net Cash and Other Receivables/ (Payables) (b)			(61,797)

Swaps, at Value			$1,550,035

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	2-25 months maturity 10/14/2016	$(117,999)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	246,500	$760,126	$78,566
Cheung Kong Property Holdings Ltd.	92,500	675,240	5,177
CLP Holdings Ltd.	368,000	3,603,619	207,779
HKT Trust & HKT Ltd.	1,512,000	2,228,776	(102,575)
Kerry Properties Ltd.	447,500	1,121,965	348,193
Li & Fung Ltd.	2,570,000	1,277,283	46,958
New World Development Co. Ltd.	2,153,817	2,079,755	744,530
Power Assets Holdings Ltd.	242,000	2,253,479	114,653
Sino Land Co. Ltd.	720,000	1,132,466	150,811
SJM Holdings Ltd.	929,000	580,565	107,888
Sun Hung Kai Properties Ltd.	61,000	821,140	106,228
Swire Properties Ltd.	145,800	401,891	26,931
Techtronic Industries Co. Ltd.	184,000	755,583	(34,801)
VTech Holdings Ltd.	83,800	911,733	46,533
WH Group Ltd.	4,928,500	3,811,841	171,584
Wharf Holdings Ltd. (The)	49,000	348,810	10,682
Wheelock & Co. Ltd.	273,000	1,329,952	291,605
Xinyi Glass Holdings Ltd.	950,000	862,107	1,601
Yue Yuen Industrial Holdings Ltd.	679,000	2,671,914	134,288

			2,456,631

Total of Long Equity Positions			2,456,631

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(444,000)	(2,638,824)	(346,962)
ASM Pacific Technology Ltd.	(204,000)	(1,524,083)	(164,500)
Cathay Pacific Airways Ltd.	(1,242,000)	(1,936,704)	200,468
Galaxy Entertainment Group Ltd.	(343,000)	(1,119,357)	(184,982)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Haitong International Securities Group Ltd.	(1,186,000)	$(695,615)	$(100,416)
Hang Lung Properties Ltd.	(1,176,000)	(2,324,614)	(342,953)
HK Electric Investments & HK Electric Investments Ltd.	(230,000)	(219,169)	(6,326)
Hong Kong & China Gas Co. Ltd.	(3,225,430)	(5,858,694)	(265,747)
Hysan Development Co. Ltd.	(101,000)	(442,749)	(32,462)
MGM China Holdings Ltd.	(1,352,000)	(1,863,582)	(500,527)
MTR Corp. Ltd.	(596,122)	(2,825,597)	(468,588)
Sands China Ltd.	(251,600)	(998,513)	(104,283)
Swire Pacific Ltd.	(21,000)	(233,591)	6,155
Value Partners Group Ltd.	(1,597,000)	(1,569,908)	(84,651)
Wynn Macau Ltd.	(2,015,200)	(3,090,923)	(272,870)

			(2,668,644)

United States
Samsonite International SA	(48,900)	(154,389)	(3,280)

Total of Short Equity Positions			(2,671,924)

Total of Long and Short Equity Positions			(215,293)

Net Cash and Other Receivables/ (Payables) (b)			97,294

Swaps, at Value			$(117,999)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,190,019	$—	$1,190,019

JPMC
Cash	1,090,000	—	1,090,000

MSIP
Investment Companies	158,765,393	—	158,765,393

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 86.9%

Investment Companies - 19.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (a)(b)(c)	5,795,972	5,795,972
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (a)(b)(c)	60,049	60,049

Total Investment Companies (Cost $5,856,021)		5,856,021

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATION - 67.1%
U.S. Treasury Bill 0.37%, 11/17/2016 (Cost $19,823,420) (b)(d)	19,833,000	19,828,657

TOTAL SHORT-TERM INVESTMENTS (Cost $25,679,441)		25,684,678

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 86.9% (Cost $25,679,441)		25,684,678

OTHER ASSETS IN EXCESS OF LIABILITIES - 13.1% (e)		3,858,431

NET ASSETS - 100.0%		29,543,109

(a)	Represents 7-day effective yield as of 9/30/2016.
(b)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Forward effective interest rate swap contracts outstanding as of September 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CRSU	1.500%	(1)	AUD	5,530,000	$7,666	03/07/2019	$2,974
CRSU	2.000%	(2)	AUD	610,000	11,060	03/11/2027	(5,900)
CRSU	2.000%	(2)	AUD	1,120,000	23,063	03/11/2027	(13,590)
CRSU	2.000%	(2)	AUD	2,000,000	16,700	03/11/2027	218
CRSU	2.000%	(2)	AUD	680,000	9,472	03/11/2027	(3,720)
CRSU	2.000%	(2)	AUD	1,990,000	16,624	03/11/2027	209
CRSU	(1)	1.500%	AUD	8,810,000	(12,213)	03/07/2019	(4,738)
CRSU	(1)	1.500%	AUD	4,660,000	(11,829)	03/07/2019	2,863
CRSU	(1)	1.500%	AUD	2,930,000	(2,243)	03/07/2019	(3,395)
CRSU	(1)	1.500%	AUD	9,100,000	(13,393)	03/07/2019	(4,116)
CRSU	(1)	1.500%	AUD	2,800,000	(7,068)	03/07/2019	1,681
CRSU	(1)	1.500%	AUD	5,140,000	(1,317)	03/07/2019	(8,573)
CRSU	(1)	1.500%	AUD	9,090,000	(13,360)	03/07/2019	(4,130)
CRSU	1.500%	(3)	CAD	600,000	(2,134)	03/15/2027	(5,892)
CRSU	1.000%	(3)	CAD	15,620,000	(16,677)	03/18/2019	(9,744)
CRSU	1.500%	(3)	CAD	1,370,000	(3,482)	03/15/2027	(14,843)
CRSU	1.500%	(3)	CAD	600,000	(11,446)	03/15/2027	3,420
CRSU	1.000%	(3)	CAD	19,530,000	(20,058)	03/18/2019	(12,976)
CRSU	1.500%	(3)	CAD	1,860,000	(26,541)	03/15/2027	1,662
CRSU	1.000%	(3)	CAD	20,760,000	(22,164)	03/18/2019	(12,951)
CRSU	1.000%	(3)	CAD	19,540,000	(15,215)	03/18/2019	(17,836)
CRSU	1.500%	(3)	CAD	1,020,000	(14,387)	03/15/2027	744
CRSU	(3)	1.000%	CAD	2,680,000	2,131	03/18/2019	2,402
CRSU	(3)	1.000%	CAD	4,490,000	3,669	03/18/2019	3,925
CRSU	(3)	1.000%	CAD	7,700,000	18,019	03/18/2019	(4,994)
CRSU	(3)	1.000%	CAD	2,660,000	7,742	03/18/2019	(3,243)
CRSU	(3)	1.000%	CAD	9,030,000	11,664	03/18/2019	3,610
CRSU	(3)	1.000%	CAD	6,820,000	6,055	03/18/2019	5,481
CRSU	(3)	1.000%	CAD	2,660,000	7,742	03/18/2019	(3,243)
CRSU	(3)	1.000%	CAD	20,530,000	18,227	03/18/2019	16,499
CRSU	(3)	1.500%	CAD	4,140,000	50,434	03/15/2027	4,943
CRSU	(3)	1.500%	CAD	4,140,000	56,543	03/15/2027	(1,167)
CRSU	0.250%	(4)	CHF	390,000	4,280	03/17/2027	(4,338)
CRSU	0.250%	(4)	CHF	410,000	2,699	03/17/2027	(2,760)
CRSU	0.250%	(4)	CHF	390,000	5,212	03/17/2027	(5,270)
CRSU	0.750%	(4)	CHF	5,650,000	6,350	03/20/2019	576
CRSU	0.250%	(4)	CHF	380,000	(499)	03/17/2027	443
CRSU	0.250%	(4)	CHF	410,000	30	03/17/2027	(91)
CRSU	0.750%	(4)	CHF	6,250,000	9,177	03/20/2019	(1,516)
CRSU	0.750%	(4)	CHF	7,810,000	11,535	03/20/2019	(1,961)
CRSU	0.750%	(4)	CHF	7,050,000	10,465	03/20/2019	(1,822)
CRSU	(4)	0.250%	CHF	1,250,000	(1,361)	03/17/2027	1,547
CRSU	(4)	0.250%	CHF	1,400,000	(1,540)	03/17/2027	1,748
CRSU	(4)	0.250%	CHF	1,550,000	(1,718)	03/17/2027	1,948
CRSU	(4)	0.750%	CHF	2,050,000	(4,601)	03/20/2019	2,087
CRSU	(4)	0.750%	CHF	2,150,000	(4,716)	03/20/2019	2,080
CRSU	(4)	0.750%	CHF	1,910,000	(2,607)	03/20/2019	266
CRSU	(4)	0.750%	CHF	2,000,000	(4,144)	03/20/2019	1,692
CRSU	(4)	0.750%	CHF	1,290,000	(1,450)	03/20/2019	(131)
CRSU	(4)	0.750%	CHF	1,930,000	(2,929)	03/20/2019	563
CRSU	0.500%	(5)	EUR	1,760,000	(31,694)	03/20/2019	2,562
CRSU	0.500%	(5)	EUR	2,510,000	(40,939)	03/20/2019	(606)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	0.500%	(5)	EUR	1,810,000	$(30,512)	03/20/2019	$553
CRSU	0.500%	(5)	EUR	1,740,000	(28,607)	03/20/2019	(193)
CRSU	0.500%	(5)	EUR	300,000	(3,344)	03/17/2027	(2,049)
CRSU	0.500%	(5)	EUR	3,260,000	(54,488)	03/20/2019	529
CRSU	0.500%	(5)	EUR	1,750,000	(29,005)	03/20/2019	39
CRSU	0.500%	(5)	EUR	270,000	(2,989)	03/17/2027	(1,865)
CRSU	0.500%	(5)	EUR	1,770,000	(28,453)	03/20/2019	(844)
CRSU	0.500%	(5)	EUR	330,000	(3,672)	03/17/2027	(2,261)
CRSU	0.500%	(5)	EUR	2,590,000	(42,927)	03/20/2019	58
CRSU	(5)	0.500%	EUR	530,000	3,482	03/17/2027	6,046
CRSU	(5)	0.500%	EUR	1,460,000	23,084	03/20/2019	1,081
CRSU	(5)	0.500%	EUR	1,300,000	20,385	03/20/2019	1,132
CRSU	(5)	0.500%	EUR	360,000	6,663	03/17/2027	(191)
CRSU	(5)	0.500%	EUR	23,190,000	362,537	03/20/2019	21,301
CRSU	(5)	0.500%	EUR	1,610,000	25,425	03/20/2019	1,223
CRSU	(5)	0.500%	EUR	350,000	7,310	03/17/2027	(1,018)
CRSU	(5)	0.500%	EUR	360,000	7,118	03/17/2027	(646)
CRSU	(5)	0.500%	EUR	360,000	1,733	03/17/2027	4,739
CRSU	(5)	0.500%	EUR	370,000	3,457	03/17/2027	3,195
CRSU	0.500%	(4)	GBP	9,270,000	(9,210)	03/20/2019	(10,096)
CRSU	1.000%	(4)	GBP	310,000	(10,288)	03/17/2027	3,911
CRSU	0.500%	(4)	GBP	770,000	(1,585)	03/20/2019	(19)
CRSU	0.500%	(4)	GBP	2,260,000	(6,788)	03/20/2019	2,081
CRSU	0.500%	(4)	GBP	1,530,000	(4,596)	03/20/2019	1,410
CRSU	1.000%	(4)	GBP	320,000	(3,037)	03/17/2027	(3,546)
CRSU	0.500%	(4)	GBP	1,530,000	(3,033)	03/20/2019	(153)
CRSU	1.000%	(4)	GBP	330,000	(1,708)	03/17/2027	(5,080)
CRSU	0.500%	(4)	GBP	1,530,000	(4,373)	03/20/2019	1,187
CRSU	1.000%	(4)	GBP	300,000	(10,344)	03/17/2027	4,173
CRSU	0.500%	(4)	GBP	1,520,000	(2,812)	03/20/2019	(354)
CRSU	0.500%	(4)	GBP	760,000	(1,518)	03/20/2019	(65)
CRSU	1.000%	(4)	GBP	290,000	(9,694)	03/17/2027	3,728
CRSU	(4)	0.500%	GBP	1,510,000	1,500	03/20/2019	1,644
CRSU	(4)	0.500%	GBP	1,640,000	3,034	03/20/2019	382
CRSU	(4)	0.500%	GBP	1,430,000	2,944	03/20/2019	34
CRSU	(4)	0.500%	GBP	1,420,000	2,836	03/20/2019	121
CRSU	(4)	0.500%	GBP	1,500,000	2,974	03/20/2019	150
CRSU	(4)	0.500%	GBP	1,520,000	2,115	03/20/2019	1,051
CRSU	(4)	1.000%	GBP	340,000	11,054	03/17/2027	(4,060)
CRSU	0.250%	(4)	JPY	227,000,000	4,893	03/20/2019	506
CRSU	0.250%	(4)	JPY	337,000,000	(54,216)	03/17/2027	(7,787)
CRSU	0.250%	(4)	JPY	218,000,000	(17,292)	03/20/2019	752
CRSU	0.250%	(4)	JPY	203,000,000	5,970	03/20/2019	(1,143)
CRSU	0.250%	(4)	JPY	200,000,000	5,900	03/20/2019	(1,144)
CRSU	0.250%	(4)	JPY	198,000,000	(31,807)	03/17/2027	(4,622)
CRSU	0.250%	(4)	JPY	338,000,000	(53,784)	03/17/2027	(8,403)
CRSU	0.250%	(4)	JPY	214,000,000	(15,619)	03/20/2019	(617)
CRSU	0.250%	(4)	JPY	364,000,000	(58,704)	03/17/2027	(8,265)
CRSU	(4)	0.250%	JPY	46,000,000	8,701	03/17/2027	(238)
CRSU	(4)	0.250%	JPY	41,000,000	4,286	03/17/2027	3,258
CRSU	(4)	0.250%	JPY	1,681,000,000	110,831	03/20/2019	16,707
CRSU	(4)	0.250%	JPY	41,000,000	4,945	03/17/2027	2,598
CRSU	(4)	0.250%	JPY	43,000,000	5,718	03/17/2027	2,194
CRSU	(4)	0.250%	JPY	41,000,000	5,896	03/17/2027	1,648

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	(4)	0.250%	JPY	5,015,000,000	$338,322	03/20/2019	$42,169
CRSU	(4)	0.250%	JPY	985,000,000	66,424	03/20/2019	8,309
CRSU	(4)	0.250%	JPY	1,810,000,000	120,991	03/20/2019	16,335
CRSU	(4)	0.250%	JPY	1,680,000,000	112,342	03/20/2019	15,121
CRSU	1.000%	(6)	NOK	104,720,000	7,995	03/20/2019	41,374
CRSU	1.500%	(6)	NOK	3,610,000	51	03/17/2027	13
CRSU	1.000%	(6)	NOK	94,500,000	7,296	03/20/2019	37,254
CRSU	1.500%	(6)	NOK	3,620,000	2,198	03/17/2027	(2,134)
CRSU	1.000%	(6)	NOK	83,810,000	6,446	03/20/2019	33,064
CRSU	1.000%	(6)	NOK	7,690,000	1,322	03/20/2019	2,304
CRSU	1.000%	(6)	NOK	163,350,000	28,076	03/20/2019	48,932
CRSU	1.000%	(6)	NOK	16,980,000	5,619	03/20/2019	2,386
CRSU	(6)	1.000%	NOK	19,670,000	(7,024)	03/20/2019	(2,249)
CRSU	(6)	1.000%	NOK	19,840,000	(6,077)	03/20/2019	(3,276)
CRSU	(6)	1.500%	NOK	19,810,000	30,307	03/17/2027	(30,657)
CRSU	(6)	1.500%	NOK	17,560,000	26,764	03/17/2027	(27,074)
CRSU	(6)	1.500%	NOK	21,950,000	33,205	03/17/2027	(33,592)
CRSU	(6)	1.500%	NOK	3,800,000	(2,098)	03/17/2027	2,031
CRSU	2.500%	(1)	NZD	850,000	(2,664)	03/10/2027	1,063
CRSU	2.000%	(1)	NZD	2,840,000	(1,416)	03/13/2019	(794)
CRSU	2.000%	(1)	NZD	2,860,000	903	03/13/2019	(3,128)
CRSU	2.500%	(1)	NZD	580,000	(595)	03/10/2027	(497)
CRSU	2.500%	(1)	NZD	750,000	(770)	03/10/2027	(642)
CRSU	2.500%	(1)	NZD	850,000	(857)	03/10/2027	(744)
CRSU	2.000%	(1)	NZD	3,060,000	1,080	03/13/2019	(3,461)
CRSU	2.500%	(1)	NZD	560,000	(573)	03/10/2027	(482)
CRSU	(1)	2.000%	NZD	3,380,000	2,415	03/13/2019	215
CRSU	(1)	2.000%	NZD	2,530,000	1,810	03/13/2019	159
CRSU	(1)	2.000%	NZD	1,020,000	743	03/13/2019	51
CRSU	(1)	2.000%	NZD	3,800,000	2,702	03/13/2019	255
CRSU	(1)	2.000%	NZD	3,810,000	2,515	03/13/2019	450
CRSU	(1)	2.000%	NZD	2,580,000	1,843	03/13/2019	165
CRSU	(1)	2.000%	NZD	14,630,000	10,660	03/13/2019	724
CRSU	(1)	2.500%	NZD	640,000	(4,770)	03/10/2027	5,975
CRSU	(1)	2.500%	NZD	650,000	(5,342)	03/10/2027	6,566
CRSU	(1)	2.500%	NZD	660,000	(978)	03/10/2027	2,221
CRSU	0.500%	(7)	SEK	1,040,000	350	03/20/2019	(26)
CRSU	0.500%	(7)	SEK	1,570,000	528	03/20/2019	(39)
CRSU	0.500%	(7)	SEK	17,030,000	6,550	03/20/2019	(1,253)
CRSU	0.500%	(7)	SEK	16,880,000	7,250	03/20/2019	(1,999)
CRSU	0.500%	(7)	SEK	85,730,000	28,338	03/20/2019	(1,673)
CRSU	0.500%	(7)	SEK	17,320,000	6,072	03/20/2019	(685)
CRSU	(7)	1.000%	SEK	370,000	888	03/17/2027	298
CRSU	(7)	1.000%	SEK	3,500,000	10,879	03/17/2027	335
CRSU	(7)	1.000%	SEK	3,550,000	5,696	03/17/2027	5,678
CRSU	(7)	1.000%	SEK	3,620,000	6,609	03/17/2027	4,989
CRSU	(7)	1.000%	SEK	240,000	576	03/17/2027	193
CRSU	1.000%	(8)	USD	3,700,000	5,705	03/15/2019	(569)
CRSU	1.250%	(8)	USD	2,030,000	(8,059)	03/15/2019	835
CRSU	1.000%	(8)	USD	4,540,000	—	03/15/2019	6,302
CITG	1.500%	(8)	USD	3,650,000	(42,137)	03/15/2021	(3,615)
CRSU	1.250%	(8)	USD	2,060,000	(5,689)	03/15/2019	(1,642)
CRSU	1.250%	(8)	USD	2,050,000	(4,957)	03/15/2019	(2,338)
CITG	1.500%	(8)	USD	3,650,000	(40,854)	03/15/2021	(4,898)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	1.000%	(8)	USD	4,550,000	$7,016	03/15/2019	$(700)
CRSU	1.250%	(8)	USD	2,050,000	(7,006)	03/15/2019	(289)
CRSU	1.250%	(8)	USD	2,050,000	(4,957)	03/15/2019	(2,338)
CRSU	(8)	1.250%	USD	2,040,000	8,864	03/15/2019	(1,605)
CRSU	(8)	1.500%	USD	960,000	—	03/15/2027	(1,388)
CRSU	(8)	1.750%	USD	440,000	6,225	03/15/2027	3,572
CRSU	(8)	1.750%	USD	460,000	5,700	03/15/2027	4,542
CRSU	(8)	1.750%	USD	430,000	11,066	03/15/2027	(1,492)

					$928,738		$93,970

(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month Canadian Bankers’ Acceptance Rate
(4)	6 Month London Interbank Offered Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate
(8)	3 Month London Interbank Offered Rate

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 October Futures	10/2016	TRY	324,871	$(1,489)
BANA	Bovespa Index October Futures	10/2016	BRL	1,769,970	(2,788)
DBTK	Corn December Futures^	11/2016	USD	34,323	(648)
MACQ	Corn December Futures^	11/2016	USD	134,705	(5)
BANA	H-SHARES Index October Futures	10/2016	HKD	1,941,649	(2,791)
GSIN	H-SHARES Index October Futures	10/2016	HKD	3,881,264	(5,320)
BANA	KOSPI Index 200 December Futures	12/2016	KRW	2,344,964,400	(19,444)
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	103,127	(617)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	103,563	(1,053)
GSIN	SGX S&P CNX Nifty Index October Futures	10/2016	USD	(299,309)	5,175
SOCG	Soybean Meal December Futures^	11/2016	USD	(39,093)	9,133
MACQ	Soybean Meal December Futures^	11/2016	USD	(41,244)	11,284
SOCG	Soybean November Futures^	10/2016	USD	58,137	10,437
SOCG	Soybean November Futures^	10/2016	USD	(58,137)	(1,090)
BANA	Swiss Market Index December Futures	12/2016	CHF	(974,982)	1,368
BANA	Taiwan Stock Exchange October Futures	10/2016	TWD	(7,288,231)	(505)
BANA	Tel Aviv 25 Index October Futures	10/2016	ILS	(1,455,586)	3,372
CITI	Wheat December Futures^	11/2016	USD	65,791	5,491
CITI	Wheat December Futures^	11/2016	USD	(240,996)	8,477
MACQ	Wheat December Futures^	11/2016	USD	(21,885)	1,785
BANA	WIG20 Index December Futures	12/2016	PLN	(733,851)	2,784

					$23,556

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
5	MSCL	Corn Futures^	12/2016	$84,249	$84,188	$(61)
1	MSCL	Gasoline RBOB Futures^	10/2016	58,823	61,450	2,627
10	MSCL	Gold 100 OZ Futures^	12/2016	1,316,011	1,317,100	1,089
1	MSCL	Heating Oil ULSD Futures^	10/2016	63,318	64,608	1,290
1	JPPC	LME Aluminum Futures^	10/2016	41,549	41,618	69
1	JPPC	LME Aluminum Futures^	10/2016	40,965	41,623	658
1	JPPC	LME Aluminum Futures^	11/2016	40,750	41,684	934
1	JPPC	LME Aluminum Futures^	11/2016	40,769	41,687	918
1	JPPC	LME Aluminum Futures^	11/2016	41,033	41,700	667
2	JPPC	LME Aluminum Futures^	11/2016	82,797	83,406	609
1	JPPC	LME Aluminum Futures^	11/2016	41,290	41,713	423
1	JPPC	LME Aluminum Futures^	11/2016	42,137	41,719	(418)
3	JPPC	LME Aluminum Futures^	11/2016	121,507	125,376	3,869
1	JPPC	LME Aluminum Futures^	12/2016	39,352	41,864	2,512
21	JPPC	LME Aluminum Futures^	12/2016	852,385	879,112	26,727
2	JPPC	LME Aluminum Futures^	12/2016	79,060	83,738	4,678
2	JPPC	LME Aluminum Futures^	12/2016	80,829	83,700	2,871
4	JPPC	LME Copper Futures^	12/2016	462,443	486,700	24,257
1	JPPC	LME Nickel Futures^	10/2016	62,883	63,219	336
1	JPPC	LME Nickel Futures^	11/2016	62,122	63,308	1,186
1	JPPC	LME Nickel Futures^	12/2016	60,902	63,384	2,482
4	JPPC	LME Nickel Futures^	12/2016	236,900	253,728	16,828
1	JPPC	LME Zinc Futures^	10/2016	56,271	59,270	2,999
1	JPPC	LME Zinc Futures^	11/2016	56,755	59,327	2,572
1	JPPC	LME Zinc Futures^	11/2016	56,517	59,381	2,864
1	JPPC	LME Zinc Futures^	11/2016	57,702	59,391	1,689
3	JPPC	LME Zinc Futures^	12/2016	172,441	178,444	6,003
8	MSCL	Natural Gas Futures^	10/2016	232,838	232,480	(358)
2	MSCL	Silver Futures^	12/2016	194,607	192,140	(2,467)
3	MSCL	Soybean Futures^	11/2016	149,543	143,101	(6,442)
3	MSCL	WTI Crude Futures^	10/2016	139,448	144,720	5,272
6	BARC	DAX Index Futures	12/2016	1,755,495	1,771,383	15,888
101	BARC	Euro Stoxx 50 Index Futures	12/2016	3,365,574	3,396,943	31,369
29	BARC	FTSE 100 Index Futures	12/2016	2,527,371	2,577,621	50,250
7	BARC	H-SHARES Index Futures	10/2016	438,539	433,191	(5,348)
24	BARC	IBEX 35 Index Futures	10/2016	2,362,033	2,362,432	399
3	BARC	MSCI Taiwan Stock Index Futures	10/2016	103,283	102,510	(773)
13	BARC	SET50 Index Futures	12/2016	71,135	70,932	(203)
1	BARC	TOPIX Index Futures	12/2016	130,753	130,467	(286)
3	GSCO	10-Year Japanese Government Bond Futures	12/2016	4,486,403	4,506,878	20,475
77	GSCO	Euro-Bund Futures	12/2016	14,236,118	14,332,709	96,591
54	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	6,546,711	6,561,844	15,133

				41,091,611	41,421,789	330,178

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
4	GSCO	Brent Crude Futures^	10/2016	$(187,405)	$(200,760)	$(13,355)
1	JPPC	LME Aluminum Futures^	10/2016	(41,498)	(41,619)	(121)
1	JPPC	LME Aluminum Futures^	10/2016	(40,673)	(41,623)	(950)
1	JPPC	LME Aluminum Futures^	11/2016	(40,426)	(41,684)	(1,258)
1	JPPC	LME Aluminum Futures^	11/2016	(40,998)	(41,687)	(689)
1	JPPC	LME Aluminum Futures^	11/2016	(41,045)	(41,700)	(655)
2	JPPC	LME Aluminum Futures^	11/2016	(82,620)	(83,405)	(785)
1	JPPC	LME Aluminum Futures^	11/2016	(41,198)	(41,714)	(516)
1	JPPC	LME Aluminum Futures^	11/2016	(42,145)	(41,718)	427
3	JPPC	LME Aluminum Futures^	11/2016	(121,540)	(125,376)	(3,836)
1	JPPC	LME Aluminum Futures^	12/2016	(39,254)	(41,865)	(2,611)
4	JPPC	LME Aluminum Futures^	12/2016	(161,003)	(167,450)	(6,447)
2	JPPC	LME Aluminum Futures^	12/2016	(79,320)	(83,737)	(4,417)
2	JPPC	LME Aluminum Futures^	12/2016	(80,094)	(83,700)	(3,606)
1	JPPC	LME Nickel Futures^	10/2016	(62,720)	(63,220)	(500)
1	JPPC	LME Nickel Futures^	11/2016	(61,971)	(63,309)	(1,338)
1	JPPC	LME Nickel Futures^	12/2016	(61,259)	(63,384)	(2,125)
1	JPPC	LME Nickel Futures^	12/2016	(60,943)	(63,432)	(2,489)
1	JPPC	LME Zinc Futures^	10/2016	(56,001)	(59,270)	(3,269)
1	JPPC	LME Zinc Futures^	11/2016	(56,660)	(59,326)	(2,666)
1	JPPC	LME Zinc Futures^	11/2016	(56,748)	(59,382)	(2,634)
1	JPPC	LME Zinc Futures^	11/2016	(57,677)	(59,392)	(1,715)
1	JPPC	LME Zinc Futures^	12/2016	(57,791)	(59,481)	(1,690)
3	MSCL	Soybean Meal Futures^	12/2016	(112,027)	(89,880)	22,147
11	MSCL	Soybean Oil Futures^	12/2016	(221,392)	(220,704)	688
7	BARC	Amsterdam Index Futures	10/2016	(697,937)	(711,013)	(13,076)
41	BARC	CAC40 Index Futures	10/2016	(2,032,015)	(2,046,558)	(14,543)
10	BARC	FTSE Bursa Malaysia KLCI Index Futures	10/2016	(201,833)	(199,976)	1,857
32	BARC	FTSE/JSE Top 40 Index Futures	12/2016	(1,088,719)	(1,070,989)	17,730
13	BARC	FTSE/MIB Index Futures	12/2016	(1,181,537)	(1,194,351)	(12,814)
2	BARC	Hang Seng Index Futures	10/2016	(302,099)	(300,565)	1,534
8	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	12/2016	(193,522)	(194,697)	(1,175)
5	BARC	MSCI Singapore Index Futures	10/2016	(114,529)	(115,549)	(1,020)
9	BARC	OMXS30 Index Futures	10/2016	(148,440)	(150,913)	(2,473)
53	BARC	S&P 500 E-Mini Futures	12/2016	(5,675,382)	(5,725,060)	(49,678)
3	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	(384,344)	(391,112)	(6,768)
31	BARC	SGX S&P CNX Nifty Index Futures	10/2016	(544,586)	(536,362)	8,224
11	GSCO	10-Year Japanese Government Bond Futures	12/2016	(1,646,072)	(1,652,305)	(6,233)
13	JPMS	Australia 10-Year Bond Futures	12/2016	(1,357,259)	(1,363,250)	(5,991)
50	GSCO	Canadian 10-Year Bond Futures	12/2016	(5,557,445)	(5,599,298)	(41,853)
16	GSCO	Euro - OAT Futures	12/2016	(2,861,842)	(2,877,933)	(16,091)
79	GSCO	Long Gilt Futures	12/2016	(13,431,728)	(13,337,058)	94,670
23	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	(3,021,453)	(3,015,875)	5,578

				(42,345,150)	(42,421,682)	(76,532)

				$(1,253,539)	$(999,893)	$253,646

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	1,227,200	$924,623	$937,546	$12,923
Australian Dollar, Expiring 12/21/16	JPMC	AUD	1,840,800	1,386,936	1,406,319	19,383
Brazilian Real, Expiring 12/21/16*	CITI	BRL	2,325,376	693,830	698,561	4,731
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	3,488,062	1,040,747	1,047,841	7,094
Canadian Dollar, Expiring 12/21/16	CITI	CAD	112,400	85,856	85,724	(132)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	168,600	128,784	128,586	(198)
Swiss Franc, Expiring 12/21/16	CITI	CHF	647,000	663,923	669,257	5,334
Swiss Franc, Expiring 12/21/16	JPMC	CHF	882,000	904,966	912,340	7,374
Chilean Peso, Expiring 12/21/16*	CITI	CLP	30,000,000	44,998	45,318	320
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	45,000,000	67,496	67,976	480
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	6,000	894	899	5
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	147,000	21,904	21,920	16
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	9,000	1,348	1,348	—
Colombian Peso, Expiring 12/21/16*	CITI	COP	393,200,000	132,867	134,535	1,668
Colombian Peso, Expiring 12/21/16*	JPMC	COP	514,800,000	174,064	176,139	2,075
Czech Republic Koruna, Expiring 12/21/16	CITI	CZK	4,800,000	199,411	200,599	1,188
Czech Republic Koruna, Expiring 12/21/16	JPMC	CZK	7,200,000	299,105	300,898	1,793
Euro, Expiring 12/21/16	CITI	EUR	476,800	536,628	537,604	976
Euro, Expiring 12/21/16	JPMC	EUR	715,200	804,942	806,406	1,464
British Pound, Expiring 12/21/16	CITI	GBP	1,308,600	1,742,397	1,698,984	(43,413)
British Pound, Expiring 12/21/16	JPMC	GBP	1,136,400	1,501,905	1,475,413	(26,492)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	2,900,800	374,268	374,289	21
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	3,877,200	500,221	500,275	54
Hungarian Forint, Expiring 12/21/16	CITI	HUF	131,898,800	479,280	481,313	2,033
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	143,848,200	522,060	524,917	2,857

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	3,484,000,000	$259,806	$263,760	$3,954
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	5,196,000,000	387,455	393,369	5,914
Israeli Shekel, Expiring 12/21/16	CITI	ILS	148,000	39,265	39,577	312
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	222,000	58,880	59,366	486
Indian Rupee, Expiring 12/21/16*	CITI	INR	9,398,800	138,583	139,283	700
Indian Rupee, Expiring 12/21/16*	JPMC	INR	14,098,200	207,876	208,924	1,048
Japanese Yen, Expiring 12/21/16	CITI	JPY	344,009,000	3,401,662	3,404,596	2,934
Japanese Yen, Expiring 12/21/16	JPMC	JPY	439,080,000	4,335,475	4,345,497	10,022
Korean Won, Expiring 12/21/16*	CITI	KRW	663,420,800	597,368	602,108	4,740
Korean Won, Expiring 12/21/16*	JPMC	KRW	995,131,200	896,053	903,161	7,108
Mexican Peso, Expiring 12/21/16	CITI	MXN	19,189,628	988,420	980,975	(7,445)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	8,469,930	445,003	432,984	(12,019)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	7,292,800	884,877	912,417	27,540
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	7,042,200	851,137	881,064	29,927
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	2,666,000	1,947,077	1,935,287	(11,790)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	3,999,000	2,920,619	2,902,931	(17,688)
Poland Zloty, Expiring 12/21/16	CITI	PLN	313,200	81,350	81,782	432
Poland Zloty, Expiring 12/21/16	JPMC	PLN	469,800	122,026	122,674	648
Russian Ruble, Expiring 12/21/16*	CITI	RUB	160,000	2,433	2,498	65
Russian Ruble, Expiring 12/21/16*	JPMC	RUB	240,000	3,650	3,747	97
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	7,160,000	229,192	228,927	(265)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	10,740,000	343,787	343,392	(395)
South African Rand, Expiring 12/21/16	CITI	ZAR	5,531,899	383,220	396,923	13,703
South African Rand, Expiring 12/21/16	JPMC	ZAR	7,969,200	551,268	571,806	20,538

				$33,309,935	$33,392,055	$82,120

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	(1,250,000)	$(941,804)	$(954,966)	$(13,162)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(1,875,000)	(1,412,656)	(1,432,447)	(19,791)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(162,400)	(48,606)	(48,787)	(181)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(243,600)	(72,911)	(73,180)	(269)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(3,973,674)	(3,040,466)	(3,030,592)	9,874
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(5,250,600)	(4,020,891)	(4,004,460)	16,431
Swiss Franc, Expiring 12/21/16	CITI	CHF	(888,400)	(920,695)	(918,959)	1,736
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(798,600)	(825,555)	(826,069)	(514)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	(176,800,000)	(262,055)	(267,070)	(5,015)
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	(265,200,000)	(393,083)	(400,605)	(7,522)
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	(6,000)	(898)	(899)	(1)
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	(2,566,800)	(381,174)	(382,757)	(1,583)
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	(9,000)	(1,348)	(1,348)	—
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	(3,055,200)	(453,636)	(455,586)	(1,950)
Colombian Peso, Expiring 12/21/16*	CITI	COP	(188,000,000)	(63,846)	(64,324)	(478)
Colombian Peso, Expiring 12/21/16*	JPMC	COP	(222,000,000)	(75,474)	(75,958)	(484)
Czech Republic Koruna, Expiring 12/21/16	CITI	CZK	(2,920,000)	(121,607)	(122,031)	(424)
Czech Republic Koruna, Expiring 12/21/16	JPMC	CZK	(3,780,000)	(157,364)	(157,972)	(608)
Euro, Expiring 12/21/16	CITI	EUR	(1,949,200)	(2,197,570)	(2,197,771)	(201)
Euro, Expiring 12/21/16	JPMC	EUR	(2,923,800)	(3,296,098)	(3,296,659)	(561)
British Pound, Expiring 12/21/16	CITI	GBP	(984,000)	(1,282,566)	(1,277,548)	5,018
British Pound, Expiring 12/21/16	JPMC	GBP	(1,476,000)	(1,923,846)	(1,916,323)	7,523
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(237,600)	(30,665)	(30,657)	8
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(89,400)	(11,538)	(11,535)	3
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(764,000)	(203,955)	(204,305)	(350)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(1,146,000)	(305,932)	(306,458)	(526)
Japanese Yen, Expiring 12/21/16	CITI	JPY	(78,140,400)	(768,116)	(773,342)	(5,226)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(109,107,600)	$(1,072,502)	$(1,079,819)	$(7,317)
Korean Won, Expiring 12/21/16*	CITI	KRW	(139,305,600)	(124,710)	(126,432)	(1,722)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(208,958,400)	(187,066)	(189,646)	(2,580)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(9,654,400)	(494,869)	(493,533)	1,336
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(10,441,200)	(533,650)	(533,756)	(106)
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	(792,000)	(194,615)	(190,756)	3,859
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	(1,188,000)	(291,922)	(286,133)	5,789
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(3,546,800)	(430,676)	(443,747)	(13,071)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(5,320,200)	(646,011)	(665,621)	(19,610)
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	(60,400)	(44,038)	(43,845)	193
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(90,600)	(66,020)	(65,768)	252
Philippine Peso, Expiring 12/21/16*	CITI	PHP	(25,280,000)	(530,727)	(520,159)	10,568
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	(37,920,000)	(796,087)	(780,239)	15,848
Poland Zloty, Expiring 12/21/16	CITI	PLN	(200,000)	(52,000)	(52,224)	(224)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(300,000)	(78,000)	(78,336)	(336)
Russian Ruble, Expiring 12/21/16*	CITI	RUB	(500,000)	(7,564)	(7,806)	(242)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(12,303,600)	(1,457,407)	(1,440,054)	17,353
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(18,455,400)	(2,186,114)	(2,160,082)	26,032
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(582,000)	(428,005)	(426,915)	1,090
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(873,000)	(642,004)	(640,372)	1,632
Turkish Lira, Expiring 12/21/16	CITI	TRY	(842,800)	(278,561)	(276,415)	2,146
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(1,264,200)	(417,833)	(414,623)	3,210
South African Rand, Expiring 12/21/16	CITI	ZAR	(4,201,300)	(288,167)	(301,451)	(13,284)
South African Rand, Expiring 12/21/16	JPMC	ZAR	(3,983,400)	(275,704)	(285,817)	(10,113)

				(34,738,607)	(34,736,157)	2,450

				$(1,428,672)	$(1,344,102)	$84,570

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,667,073	$1,667,073

CITG
Cash	—	262,720	262,720

CITI
Investment Companies	80,431	—	80,431

CRSU
Cash	—	(445,699)	(445,699)

GSCO
Cash	—	511,436	511,436

JPMC
Cash	290,000	—	290,000

JPMS
Cash	—	35,658	35,658

MSCL
Cash	—	12,990	12,990

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,049	$—	$60,049

GSCO
Cash	—	28,665	28,665

JPPC
Cash	—	89,252	89,252

MSCL
Cash	—	85,500	85,500

See notes to Consolidated Schedule of Investments.

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 116.4%
COMMON STOCKS - 29.1%

Belgium - 0.6%
Ageas (a)	113,269	4,141,500
bpost SA (a)	103,888	2,817,166
Colruyt SA (a)	14,495	804,989
Proximus SADP (a)	59,957	1,793,673
Solvay SA (a)	5,605	649,464
Umicore SA (a)	14,955	939,010

		11,145,802

Canada - 4.2%
Agnico Eagle Mines Ltd. (1)(a)	45,066	2,437,160
Air Canada (1)*(a)	408,492	3,300,442
Alimentation Couche-Tard, Inc., Class B (1)(a)	40,276	1,951,864
Atco Ltd., Class I (1)	10,065	357,658
Bank of Montreal (1)(a)	33,072	2,167,156
Bank of Nova Scotia (The) (1)	19,502	1,033,407
Barrick Gold Corp. (1)(a)	237,160	4,199,266
CAE, Inc. (1)	20,538	291,644
Canadian Imperial Bank of Commerce (1)(a)	29,073	2,254,351
Canadian Natural Resources Ltd. (1)(a)	41,552	1,328,321
Canadian Tire Corp. Ltd., Class A (1)(a)	30,735	3,077,834
Canfor Corp. (1)*(a)	9,277	103,027
CCL Industries, Inc., Class B (1)(a)	9,287	1,788,170
CGI Group, Inc., Class A (1)*(a)	23,872	1,137,056
Constellation Software, Inc. (1)(a)	2,083	939,005
Dollarama, Inc. (1)(a)	44,097	3,442,857
Eldorado Gold Corp. (1)*	426,561	1,677,697
Empire Co. Ltd., Class A (1)(a)	73,606	1,097,961
Encana Corp. (1)(a)	220,196	2,301,069
Enerplus Corp. (1)(a)	240,098	1,540,932
First Quantum Minerals Ltd. (1)(a)	226,123	1,871,791
Franco-Nevada Corp. (1)(a)	10,604	740,853
George Weston Ltd. (1)(a)	30,247	2,523,139
Goldcorp, Inc. (1)(a)	80,961	1,336,031
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	28,356	1,020,812
Kinross Gold Corp. (1)*	1,029,732	4,340,423
Linamar Corp. (1)(a)	68,095	2,843,282
Loblaw Cos. Ltd. (1)(a)	38,436	1,977,537
Lundin Mining Corp. (1)*	389,999	1,542,814
Magna International, Inc. (1)(a)	44,071	1,891,901
Metro, Inc. (1)(a)	63,788	2,094,096
Open Text Corp. (1)(a)	33,777	2,187,865
Ritchie Bros Auctioneers, Inc. (1)(a)	7,236	253,545
Saputo, Inc. (1)(a)	77,911	2,707,392
Seven Generations Energy Ltd., Class A (1)*(a)	41,675	1,003,161
Silver Wheaton Corp. (1)(a)	29,431	795,026
Teck Resources Ltd., Class B (1)(a)	101,912	1,837,127
Toronto-Dominion Bank (The) (1)	28,867	1,281,462
Tourmaline Oil Corp. (1)*(a)	45,417	1,230,321
TransCanada Corp. (1)	31,194	1,481,534
Yamana Gold, Inc. (1)	779,007	3,354,845

		74,741,834

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	5,115,300	2,829,717

INVESTMENTS	SHARES	Value ($)
Denmark - 1.5%
Carlsberg A/S, Class B (a)	17,843	1,705,325
DSV A/S (a)	32,817	1,637,410
Genmab A/S *(a)	18,951	3,243,517
GN Store Nord A/S (a)	28,381	612,016
H Lundbeck A/S *(a)	15,970	524,506
ISS A/S (a)	106,870	4,440,955
Novo Nordisk A/S, Class B (a)	50,371	2,099,398
Pandora A/S (a)	23,400	2,834,201
TDC A/S *(a)	628,046	3,698,800
Vestas Wind Systems A/S (a)	81,567	6,737,726

		27,533,854

Finland - 1.4%
Amer Sports OYJ (a)	34,193	1,045,806
Cargotec OYJ, Class B (a)	53,187	2,440,923
Elisa OYJ (a)	47,116	1,736,380
Huhtamaki OYJ (a)	33,879	1,578,022
Kesko OYJ, Class B (a)	77,308	3,561,560
Kone OYJ, Class B (a)	22,422	1,138,298
Metso OYJ (a)	30,444	888,431
Neste OYJ (a)	165,431	7,056,622
Nokian Renkaat OYJ (a)	25,591	933,048
Orion OYJ, Class B (a)	49,585	1,954,823
Stora Enso OYJ, Class R (a)	46,842	416,109
UPM-Kymmene OYJ (a)	144,137	3,043,392

		25,793,414

Germany - 5.5%
adidas AG (a)	14,244	2,477,380
Allianz SE (a)	13,778	2,047,552
Aurubis AG (a)	41,290	2,315,290
BASF SE (a)	18,747	1,605,217
Bayer AG (a)	22,336	2,243,211
Brenntag AG (a)	21,763	1,189,324
Covestro AG (a)(b)	120,456	7,128,357
Deutsche Post AG (a)	101,233	3,169,453
Deutsche Telekom AG (a)	88,466	1,486,275
Evonik Industries AG (a)	119,080	4,031,376
Fraport AG Frankfurt Airport Services Worldwide (a)	17,564	961,280
Freenet AG (a)	84,410	2,470,568
Hannover Rueck SE (a)	16,713	1,791,556
HeidelbergCement AG (a)	57,958	5,481,195
Hella KGaA Hueck & Co. (a)	24,642	977,516
HOCHTIEF AG (a)	56,131	7,921,488
Infineon Technologies AG (a)	113,258	2,019,563
KION Group AG (a)	52,196	3,381,964
LANXESS AG (a)	14,915	928,418
Linde AG (a)	7,966	1,353,589
METRO AG (a)	78,688	2,342,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	25,928	4,842,469
OSRAM Licht AG (a)	117,731	6,916,275
Rheinmetall AG (a)	82,836	5,773,908
RHOEN-KLINIKUM AG (a)	8,869	269,713
Salzgitter AG (a)	41,705	1,367,297
Siemens AG (a)	58,071	6,809,424
Software AG (a)	88,251	3,740,221
STADA Arzneimittel AG (a)	100,260	5,578,371
Suedzucker AG (a)	105,967	2,947,011

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 5.5% (continued)
Talanx AG (a)	70,451	2,149,814
thyssenkrupp AG (a)	75,453	1,802,791
Wacker Chemie AG (a)	3,573	301,323

		99,821,398

Italy - 2.5%
A2A SpA	3,632,561	5,130,504
Assicurazioni Generali SpA (a)	72,019	878,916
Atlantia SpA (a)	25,327	643,246
Banca Popolare dell’Emilia Romagna SC	327,672	1,221,031
Buzzi Unicem SpA (a)	28,715	588,795
Enel SpA	2,515,755	11,212,022
FinecoBank Banca Fineco SpA	84,008	487,021
Hera SpA	407,732	1,098,007
Leonardo-Finmeccanica SpA *(a)	248,059	2,811,670
Mediaset SpA	156,625	491,729
Mediobanca SpA (a)	263,383	1,714,195
Moncler SpA (a)	90,434	1,543,785
Poste Italiane SpA (b)	483,151	3,314,880
Prysmian SpA (a)	177,174	4,639,388
Recordati SpA	76,486	2,458,239
Snam SpA (a)	1,279,728	7,095,921

		45,329,349

Luxembourg - 0.1%
APERAM SA (a)	55,048	2,481,843

Malta - 0.0% (c)
Unibet Group plc, SDR	47,914	445,301

Netherlands - 2.2%
Aalberts Industries NV (a)	9,708	330,651
ABN AMRO Group NV, CVA (a)(b)	22,759	470,569
Akzo Nobel NV (a)	23,568	1,594,138
ASM International NV (a)	35,390	1,446,650
ASML Holding NV (a)	23,173	2,539,551
Boskalis Westminster (a)	34,299	1,220,727
Delta Lloyd NV	909,917	4,173,426
Fugro NV, CVA *(a)	29,909	483,902
Heineken NV (a)	26,882	2,362,961
Koninklijke Ahold Delhaize NV (a)	256,238	5,836,068
Koninklijke DSM NV (a)	41,673	2,814,404
Koninklijke Philips NV (a)	81,621	2,415,131
Koninklijke Vopak NV (a)	43,782	2,296,234
NN Group NV (a)	222,901	6,843,156
Randstad Holding NV (a)	12,322	560,312
Wolters Kluwer NV (a)	129,011	5,515,376

		40,903,256

Norway - 0.4%
Leroy Seafood Group ASA (a)	6,550	331,567
Marine Harvest ASA *(a)	141,235	2,533,485
Norsk Hydro ASA	196,254	848,557
Orkla ASA (a)	154,206	1,596,842
Yara International ASA (a)	72,324	2,410,054

		7,720,505

Portugal - 0.1%
Galp Energia SGPS SA (a)	88,843	1,213,764
Jeronimo Martins SGPS SA (a)	4,473	77,524

		1,291,288

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.8%
ComfortDelGro Corp. Ltd.	592,700	1,225,991
DBS Group Holdings Ltd.	90,000	1,021,217
Genting Singapore plc	5,018,600	2,773,368
Global Logistic Properties Ltd.	677,100	933,959
SATS Ltd.	658,500	2,407,069
Singapore Airlines Ltd.	275,400	2,127,653
StarHub Ltd.	346,800	875,686
United Overseas Bank Ltd.	106,400	1,476,171
Wilmar International Ltd.	380,800	904,091

		13,745,205

Spain - 2.9%
Abertis Infraestructuras SA (a)	42,381	660,272
Acciona SA (a)	11,171	844,338
ACS Actividades de Construccion y Servicios SA (a)	117,087	3,539,414
Aena SA (a)(b)	16,447	2,427,740
Almirall SA	54,711	841,433
Ebro Foods SA	106,679	2,481,392
Enagas SA (a)	86,385	2,598,659
Endesa SA (a)	261,127	5,598,492
Gamesa Corp. Tecnologica SA (a)	451,972	10,829,166
Gas Natural SDG SA (a)	91,121	1,873,272
Iberdrola SA (a)	942,620	6,409,255
Mediaset Espana Comunicacion SA (a)	189,540	2,246,833
Prosegur Cia de Seguridad SA	152,170	1,062,262
Red Electrica Corp. SA	34,241	738,802
Repsol SA (a)	710,411	9,650,393
Tecnicas Reunidas SA	14,630	570,790

		52,372,513

Sweden - 2.3%
Axfood AB	57,459	1,014,382
BillerudKorsnas AB	168,437	2,980,547
Boliden AB (a)	249,529	5,865,094
Bonava AB, Class B *	13,256	167,060
Electrolux AB, Series B (a)	200,849	5,030,624
Husqvarna AB, Class B	207,452	1,810,553
NCC AB, Class B	169,196	4,433,829
Nibe Industrier AB, Class B	91,132	811,377
Saab AB, Class B	62,612	2,229,201
Securitas AB, Class B (a)	163,422	2,736,829
Skanska AB, Class B (a)	164,855	3,851,461
SKF AB, Class B (a)	47,045	812,437
SSAB AB *	454,836	1,326,338
Svenska Cellulosa AB SCA, Class B (a)	35,669	1,058,688
Swedish Match AB (a)	167,615	6,150,090
Telefonaktiebolaget LM Ericsson, Class B (a)	169,997	1,227,427

		41,505,937

Switzerland - 4.0%
ABB Ltd. *(a)	540,796	12,188,446
Actelion Ltd. *(a)	51,166	8,879,042
Adecco Group AG (a)	76,538	4,314,119
Clariant AG *	100,565	1,733,711
EMS-Chemie Holding AG	543	291,866
Flughafen Zuerich AG	16,727	3,270,025
Galenica AG	1,768	1,880,132
Geberit AG (a)	7,684	3,368,208
Georg Fischer AG	3,704	3,247,273
Givaudan SA (a)	995	2,028,526

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 4.0% (continued)
Lonza Group AG *	8,558	1,637,992
Nestle SA (a)	38,381	3,030,720
Partners Group Holding AG	1,821	920,034
Roche Holding AG (a)	15,328	3,808,987
Schindler Holding AG	10,719	2,012,840
SGS SA (a)	1,909	4,277,640
Sika AG	591	2,879,412
STMicroelectronics NV (a)	519,468	4,235,233
Straumann Holding AG	5,186	2,028,775
Swiss Life Holding AG *(a)	9,566	2,480,680
Swiss Re AG (a)	45,520	4,111,295
Temenos Group AG *	8,919	562,424

		73,187,380

United Kingdom - 0.4%
Dialog Semiconductor plc *(a)	67,798	2,614,737
Fiat Chrysler Automobiles NV (a)	404,233	2,569,387
Subsea 7 SA *(a)	70,814	764,145

		5,948,269

United States - 0.0% (c)
Baloise Holding AG	6,850	829,411

TOTAL COMMON STOCKS (Cost $494,209,449)		527,626,276

PREFERRED STOCK - 0.3%

Germany - 0.3%
Henkel AG & Co. KGaA (Cost $5,202,530) (a)	40,901	5,566,671

SHORT-TERM INVESTMENTS - 87.0%

INVESTMENT COMPANIES - 51.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (d)(e)	536,651,910	536,651,910
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (d)(e)	394,323,286	394,323,286

TOTAL INVESTMENT COMPANIES (Cost $930,975,196)		930,975,196

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 35.7%
U.S. Treasury Bill
0.38%, 10/6/2016 (f)	25,689,000	25,688,769
0.35%, 10/20/2016 (f)	29,691,000	29,689,100
0.40%, 10/27/2016 (f)	49,269,000	49,262,644
0.38%, 11/10/2016 (f)	15,288,000	15,284,820
0.37%, 11/17/2016 (f)	56,774,000	56,761,567
0.48%, 11/25/2016 (f)	14,734,000	14,730,405
0.48%, 12/1/2016 (f)	20,119,000	20,113,025
0.43%, 12/8/2016 (f)	22,772,000	22,764,394
0.40%, 12/15/2016 (f)	11,902,000	11,897,537
0.34%, 12/29/2016 (f)	8,149,000	8,143,548
0.34%, 1/5/2017 (f)	18,049,000	18,036,149
0.39%, 1/12/2017 (f)	13,929,300	13,919,104
0.43%, 1/19/2017 (f)	38,519,000	38,488,532
0.43%, 1/26/2017 (f)	8,593,000	8,585,309
0.39%, 2/2/2017 (f)	290,000	289,677

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations - 35.7% (continued)
0.44%, 2/9/2017 (f)	35,204,000	35,161,086
0.45%, 2/16/2017 (f)	30,644,000	30,604,622
0.45%, 2/23/2017 (f)	83,331,000	83,214,753
0.48%, 3/2/2017 (f)	15,538,000	15,514,382
0.47%, 3/9/2017 (f)	52,591,000	52,500,386
0.54%, 3/16/2017 (f)	24,032,000	23,986,940
0.50%, 3/23/2017 (f)	30,228,000	30,167,514
0.42%, 3/30/2017 (f)	42,338,000	42,246,719

Total U.S. Treasury Obligations (Cost $646,839,711)		647,050,982

TOTAL SHORT-TERM INVESTMENTS (Cost $1,577,814,907)		1,578,026,178

TOTAL LONG POSITIONS (Cost $2,077,226,886)		2,111,219,125

	SHARES
SHORT POSITIONS - (24.8)%
COMMON STOCKS - (24.3)%

Austria - (0.2)%
ams AG	(121,002)	(3,931,716)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(50,880)	(6,691,119)
KBC Group NV *	(11,365)	(663,442)
Telenet Group Holding NV *	(39,151)	(2,045,175)
UCB SA	(22,025)	(1,704,862)

		(11,104,598)

Canada - (4.1)%
Agrium, Inc. (1)	(5,021)	(454,854)
AltaGas Ltd. (1)	(101,410)	(2,608,006)
BCE, Inc. (1)	(63,075)	(2,913,003)
BlackBerry Ltd. (1)*	(266,289)	(2,123,086)
Bombardier, Inc., Class B (1)*	(584,367)	(801,754)
Cameco Corp. (1)	(34,020)	(290,685)
Canadian National Railway Co. (1)	(94,554)	(6,180,838)
Canadian Utilities Ltd., Class A (1)	(115,728)	(3,265,559)
Cenovus Energy, Inc. (1)	(85,897)	(1,232,852)
DH Corp. (1)	(82,375)	(1,780,674)
Element Fleet Management Corp. (1)	(165,304)	(2,068,899)
Emera, Inc. (1)	(31,394)	(1,132,093)
Enbridge, Inc. (1)	(73,255)	(3,219,546)
Fairfax Financial Holdings Ltd. (1)	(4,133)	(2,421,677)
Fortis, Inc. (1)	(50,897)	(1,636,758)
Gildan Activewear, Inc. (1)	(175,215)	(4,893,386)
Hudson’s Bay Co. (1)	(3,253)	(41,805)
Husky Energy, Inc. (1)*	(60,282)	(738,391)
Imperial Oil Ltd. (1)	(73,042)	(2,284,877)
Inter Pipeline Ltd. (1)	(54,970)	(1,160,615)
Keyera Corp. (1)	(83,473)	(2,698,978)
MEG Energy Corp. (1)*	(116,513)	(526,638)
Methanex Corp. (1)	(154,133)	(5,491,198)
Pembina Pipeline Corp. (1)	(98,005)	(2,986,577)
Potash Corp. of Saskatchewan, Inc. (1)	(333,663)	(5,429,860)
Power Financial Corp. (1)	(109,119)	(2,528,463)
PrairieSky Royalty Ltd. (1)	(58,777)	(1,198,434)
Precision Drilling Corp. (1)	(84,175)	(351,598)
Restaurant Brands International, Inc. (1)	(36,826)	(1,642,076)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (4.1)% (continued)
Rogers Communications, Inc., Class B (1)	(39,881)	(1,691,967)
Royal Bank of Canada (1)	(10,291)	(637,407)
Sun Life Financial, Inc. (1)	(69,773)	(2,270,368)
Veresen, Inc. (1)	(158,291)	(1,616,753)
West Fraser Timber Co. Ltd. (1)	(37,539)	(1,156,829)
Whitecap Resources, Inc. (1)	(101,084)	(844,453)
WSP Global, Inc. (1)	(43,747)	(1,378,150)

		(73,699,107)

Denmark - (0.8)%
AP Moeller - Maersk A/S, Class B	(1,594)	(2,344,608)
Chr Hansen Holding A/S	(8,902)	(530,245)
Coloplast A/S, Class B	(30,265)	(2,353,748)
Danske Bank A/S	(59,462)	(1,739,616)
Jyske Bank A/S	(20,925)	(978,312)
Novozymes A/S, Class B	(89,191)	(3,933,847)
Tryg A/S	(134,243)	(2,697,315)

		(14,577,691)

Finland - (0.7)%
Fortum OYJ	(64,885)	(1,048,537)
Nokia OYJ	(871,779)	(5,053,142)
Sampo OYJ, Class A	(83,354)	(3,703,208)
Wartsila OYJ Abp	(48,210)	(2,170,359)

		(11,975,246)

Germany - (3.9)%
Axel Springer SE	(27,400)	(1,404,064)
Bayerische Motoren Werke AG	(76,578)	(6,447,505)
Bilfinger SE *	(13,940)	(459,527)
Commerzbank AG	(328,532)	(2,122,629)
Daimler AG	(153,528)	(10,827,972)
Deutsche Bank AG *	(466,426)	(6,079,044)
Deutsche Lufthansa AG	(189,654)	(2,114,330)
Duerr AG	(10,303)	(866,302)
Fielmann AG	(10,319)	(841,335)
Fresenius Medical Care AG & Co. KGaA	(20,909)	(1,829,244)
GEA Group AG	(17,117)	(951,654)
HUGO BOSS AG	(14,427)	(798,613)
K+S AG	(39,875)	(757,174)
Merck KGaA	(34,543)	(3,725,977)
MTU Aero Engines AG	(14,009)	(1,418,408)
Nordex SE *	(29,625)	(902,815)
ProSiebenSat.1 Media SE	(31,216)	(1,338,392)
RWE AG *	(740,372)	(12,785,868)
Symrise AG	(24,303)	(1,782,251)
Telefonica Deutschland Holding AG	(655,741)	(2,643,896)
United Internet AG	(65,745)	(2,911,651)
Wirecard AG	(6,260)	(325,190)
Zalando SE *(b)	(115,006)	(4,805,104)

		(68,138,945)

Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust (1)	(2,015,200)	(866,536)

Italy - (1.7)%
Azimut Holding SpA	(182,131)	(2,679,868)
Banca Generali SpA	(57,692)	(1,107,360)
Banco Popolare SC	(1,124,460)	(2,651,644)
Luxottica Group SpA	(159,069)	(7,597,636)

INVESTMENTS	SHARES	VALUE ($)
Italy - (1.7)% (continued)
Saipem SpA *	(8,142,578)	(3,449,814)
Salvatore Ferragamo SpA	(220,944)	(5,607,782)
Telecom Italia SpA *	(1,638,619)	(1,361,531)
Terna Rete Elettrica Nazionale SpA	(152,508)	(786,110)
UniCredit SpA	(1,848,747)	(4,309,270)
Unione di Banche Italiane SpA	(871,939)	(2,009,620)
Yoox Net-A-Porter Group SpA *	(23,516)	(728,818)

		(32,289,453)

Luxembourg - (0.4)%
ArcelorMittal *	(442,212)	(2,696,768)
Millicom International Cellular SA, SDR	(5,664)	(293,460)
Tenaris SA	(389,636)	(5,549,691)

		(8,539,919)

Netherlands - (1.4)%
Aegon NV	(1,124,434)	(4,289,068)
Altice NV, Class A *	(464,474)	(8,318,516)
Gemalto NV	(36,044)	(2,309,311)
Koninklijke KPN NV	(1,686,713)	(5,596,079)
OCI NV *	(115,383)	(1,700,512)
SBM Offshore NV	(263,073)	(3,735,710)

		(25,949,196)

Norway - (0.4)%
DNB ASA	(289,075)	(3,800,397)
Gjensidige Forsikring ASA	(38,377)	(717,775)
Schibsted ASA, Class A	(111,148)	(3,273,153)
Telenor ASA	(32,391)	(556,992)

		(8,348,317)

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	(82,278)	(276,126)

Singapore - (0.9)%
CapitaLand Ltd.	(1,344,900)	(3,174,998)
Keppel Corp. Ltd.	(1,525,400)	(6,071,123)
Singapore Post Ltd.	(2,783,800)	(2,987,389)
Singapore Telecommunications Ltd.	(1,207,600)	(3,532,100)

		(15,765,610)

Spain - (3.0)%
Amadeus IT Group SA	(86,327)	(4,308,836)
Atresmedia Corp. de Medios de Comunicacion SA	(94,080)	(1,031,829)
Banco Bilbao Vizcaya Argentaria SA	(237,429)	(1,436,580)
Banco de Sabadell SA	(1,067,492)	(1,367,597)
Banco Popular Espanol SA	(4,120,538)	(5,099,843)
Bankia SA	(1,638,209)	(1,344,271)
Bankinter SA	(240,636)	(1,712,140)
CaixaBank SA	(1,562,406)	(3,948,218)
Cellnex Telecom SA (b)	(394,441)	(7,138,095)
Distribuidora Internacional de Alimentacion SA	(668,134)	(4,137,391)
Ferrovial SA	(121,116)	(2,578,894)
Grifols SA	(136,021)	(2,931,964)
Industria de Diseno Textil SA	(126,975)	(4,707,965)
Mapfre SA	(406,407)	(1,137,055)
Obrascon Huarte Lain SA	(451,541)	(1,812,097)
Sacyr SA *	(107,747)	(227,399)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (3.0)% (continued)
Telefonica SA	(557,695)	(5,639,995)
Zardoya Otis SA	(137,457)	(1,322,517)

		(51,882,686)

Sweden - (2.2)%
Alfa Laval AB	(25,100)	(393,515)
Assa Abloy AB, Class B	(204,752)	(4,158,034)
Atlas Copco AB, Class A	(28,884)	(869,539)
Getinge AB, Class B	(89,550)	(1,736,017)
Hennes & Mauritz AB, Class B	(325,216)	(9,179,426)
Hexagon AB, Class B	(97,904)	(4,275,626)
Nordea Bank AB	(291,121)	(2,890,970)
Sandvik AB	(74,541)	(820,227)
Skandinaviska Enskilda Banken AB, Class A	(344,767)	(3,465,399)
Svenska Handelsbanken AB, Class A	(406,955)	(5,594,030)
Swedbank AB, Class A	(130,663)	(3,070,138)
Tele2 AB, Class B	(331,898)	(2,864,968)
Telia Co. AB	(136,984)	(613,563)
Trelleborg AB, Class B	(15,273)	(299,162)
Volvo AB, Class B	(74,664)	(852,504)

		(41,083,118)

Switzerland - (3.2)%
Aryzta AG *	(88,906)	(3,954,694)
Barry Callebaut AG *	(646)	(859,737)
Chocoladefabriken Lindt & Spruengli AG	(534)	(3,088,214)
Cie Financiere Richemont SA	(147,562)	(8,999,450)
Credit Suisse Group AG *	(747,644)	(9,826,011)
DKSH Holding AG	(9,778)	(719,303)
Dufry AG *	(41,704)	(5,228,470)
Julius Baer Group Ltd. *	(96,338)	(3,926,927)
LafargeHolcim Ltd. *	(96,202)	(5,210,791)
Novartis AG	(24,387)	(1,924,630)
OC Oerlikon Corp. AG *	(113,166)	(1,130,860)
Sonova Holding AG	(8,868)	(1,257,449)
Sunrise Communications Group AG *(b)	(10,866)	(758,458)
Swatch Group AG (The)	(21,662)	(6,140,902)
Swisscom AG	(10,347)	(4,921,755)
Zurich Insurance Group AG *	(3,744)	(965,555)

		(58,913,206)

United Kingdom - (0.6)%
CNH Industrial NV	(576,389)	(4,127,211)
RELX NV	(55,407)	(991,054)
Unilever NV, CVA	(124,552)	(5,738,515)

		(10,856,780)

United States - (0.2)%
QIAGEN NV *	(59,874)	(1,650,918)
Valeant Pharmaceuticals International, Inc. (1)*	(63,059)	(1,547,215)

		(3,198,133)

TOTAL COMMON STOCKS (Proceeds $(435,896,119))		(441,396,383)

INVESTMENTS	SHARES	VALUE ($)
PREFERRED STOCKS - (0.5)%

Germany - (0.5)%
Schaeffler AG	(77,821)	(1,232,394)
Volkswagen AG	(51,474)	(6,780,794)

TOTAL PREFERRED STOCKS (Proceeds $(8,733,040))		(8,013,188)

TOTAL SHORT POSITIONS (Proceeds $(444,629,159))		(449,409,571)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.6% (Cost $1,632,597,727)		1,661,809,554

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4% (g)		152,106,799

NET ASSETS - 100.0%		$1,813,916,353

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(67,310,097)	(3.8)%
Consumer Staples	32,187,893	1.8
Energy	(3,572,429)	(0.2)
Financials	(42,588,034)	(2.3)
Health Care	17,398,132	1.0
Industrials	101,352,505	5.5
Information Technology	(4,369,501)	(0.2)
Materials	59,364,547	3.3
Real Estate	(2,241,038)	(0.1)
Telecommunication Services	(28,464,481)	(1.6)
Utilities	22,025,879	1.2
Short-Term Investment	1,578,026,178	87.0

Total Investments In Securities At Value	1,661,809,554	91.6
Other Assets in Excess of Liabilities (g)	152,106,799	8.4

Net Assets	$1,813,916,353	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $402,683,227. In addition, $75,584,742 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $639,889, which represents approximately 0.04% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	MSCI Singapore Index October Futures	10/2016	SGD	811,900	$5,494
GSIN	SwissMarket Index December Futures	12/2016	CHF	35,538,427	(332,958)

					$(327,464)

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
218	BARC	Amsterdam Index Futures	10/2016	$21,799,910	$22,142,981	$343,071
827	BARC	CAC40 Index Futures	10/2016	40,777,586	41,280,578	502,992
110	BARC	DAX Index Futures	12/2016	32,159,708	32,475,346	315,638
796	BARC	FTSE 100 Index Futures	12/2016	69,025,935	70,751,252	1,725,317
79	BARC	FTSE/MIB Index Futures	12/2016	7,399,365	7,257,982	(141,383)
60	BARC	Hang Seng Index Futures	10/2016	9,080,205	9,016,941	(63,264)
84	BARC	IBEX 35 Index Futures	10/2016	8,306,771	8,268,512	(38,259)
314	BARC	MSCI Singapore Index Futures	10/2016	7,194,481	7,256,515	62,034
693	BARC	OMXS30 Index Futures	10/2016	11,443,800	11,620,279	176,479
5,471	BARC	S&P 500 E-Mini Futures	12/2016	585,935,934	590,977,421	5,041,487
190	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	24,369,236	24,770,456	401,220
293	BARC	SPI 200 Index Futures	12/2016	29,436,754	30,363,118	926,364
683	BARC	TOPIX Index Futures	12/2016	89,782,479	89,108,919	(673,560)

				$936,712,164	$945,290,300	$8,578,136

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	12,096,800	$9,109,433	$9,241,616	$132,183
Australian Dollar, Expiring 12/21/16	JPMC	AUD	18,145,200	13,664,168	13,862,424	198,256
Canadian Dollar, Expiring 10/03/16	CITI	CAD	30,000	22,924	22,867	(57)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	15,406,564	11,833,910	11,750,079	(83,831)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	20,280,846	15,614,168	15,467,535	(146,633)
Swiss Franc, Expiring 12/21/16	CITI	CHF	11,906,433	12,300,861	12,316,004	15,143
Swiss Franc, Expiring 12/21/16	JPMC	CHF	17,780,149	18,368,603	18,391,772	23,169
Danish Krone, Expiring 12/21/16	CITI	DKK	3,724,000	562,831	564,040	1,209
Euro, Expiring 10/03/16	CITI	EUR	283,000	317,018	317,908	890
Euro, Expiring 12/21/16	CITI	EUR	20,643,952	23,255,848	23,276,571	20,723
Euro, Expiring 12/21/16	JPMC	EUR	30,965,928	34,883,812	34,914,858	31,046
British Pound, Expiring 12/21/16	CITI	GBP	18,243,601	23,993,938	23,686,067	(307,871)
British Pound, Expiring 12/21/16	JPMC	GBP	27,365,400	35,991,467	35,529,099	(462,368)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	37,619,400	4,855,292	4,854,023	(1,269)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	48,156,600	6,215,377	6,213,637	(1,740)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	3,672,000	980,206	981,949	1,743
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	5,508,000	1,470,321	1,472,922	2,601
Japanese Yen, Expiring 12/21/16	CITI	JPY	3,144,629,601	30,835,019	31,121,845	286,826
Japanese Yen, Expiring 12/21/16	JPMC	JPY	4,716,944,400	46,252,587	46,682,765	430,178
Norwegian Krone, Expiring 12/21/16	CITI	NOK	7,214,405	879,302	902,609	23,307
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	8,048,110	976,145	1,006,915	30,770
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	378,800	276,884	274,975	(1,909)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	568,199	415,325	412,463	(2,862)
Swedish Krona, Expiring 12/21/16	CITI	SEK	36,148,906	4,282,686	4,230,987	(51,699)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swedish Krona, Expiring 12/21/16	JPMC	SEK	48,137,856	$5,712,856	$5,634,214	$(78,642)
Singapore Dollar, Expiring 10/03/16	CITI	SGD	111,000	81,504	81,396	(108)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	2,413,486	1,777,346	1,770,365	(6,981)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	3,137,229	2,306,966	2,301,253	(5,713)

				$307,236,797	$307,283,158	$46,361

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 10/03/16	CITI	CAD	(1,886,000)	$(1,423,691)	$(1,437,555)	$(13,864)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(30,000)	(22,928)	(22,880)	48
Swiss Franc, Expiring 12/21/16	CITI	CHF	(6,139,000)	(6,342,384)	(6,350,176)	(7,792)
Danish Krone, Expiring 12/21/16	CITI	DKK	(21,409,823)	(3,241,239)	(3,242,751)	(1,512)
Danish Krone, Expiring 12/21/16	JPMC	DKK	(11,978,734)	(1,824,710)	(1,814,309)	10,401
Euro, Expiring 12/21/16	CITI	EUR	(16,822,000)	(18,907,134)	(18,967,226)	(60,092)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(3,008,000)	(352,911)	(352,066)	845
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(111,000)	(81,522)	(81,422)	100

				(32,196,519)	(32,268,385)	(71,866)

				$275,040,278	$275,014,773	$(25,505)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$5,112,914

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	167,500	$4,063,524	$(328,870)
Alfresa Holdings Corp.	132,300	2,897,930	(96,562)
Amada Holdings Co. Ltd.	512,300	5,588,763	(259,662)
Aozora Bank Ltd.	291,000	1,008,287	(5,279)
Asahi Group Holdings Ltd.	24,500	798,629	93,838
Astellas Pharma, Inc.	438,100	7,160,126	(317,416)
Bandai Namco Holdings, Inc.	270,100	7,343,007	924,237
Bridgestone Corp.	150,100	5,093,417	436,834
Central Japan Railway Co.	15,400	2,765,097	(128,539)
Century Tokyo Leasing Corp.	8,200	299,263	(1,277)
Chiyoda Corp.	546,000	3,984,054	511,717
Chubu Electric Power Co., Inc.	523,200	7,642,490	(29,682)
Citizen Holdings Co. Ltd.	634,600	3,424,829	(101,214)
Coca-Cola West Co. Ltd.	24,100	677,606	(3,093)
Concordia Financial Group Ltd.	124,900	561,485	(16,515)
CyberAgent, Inc.	24,600	723,625	7,718
Dai Nippon Printing Co. Ltd.	64,000	654,446	(26,629)
Daicel Corp.	120,800	1,396,765	129,794
Daido Steel Co. Ltd.	122,000	523,879	35,604
Dai-ichi Life Insurance Co. Ltd. (The)	104,900	1,405,788	33,389
Daiichi Sankyo Co. Ltd.	107,700	2,605,611	(17,750)
Daikin Industries Ltd.	9,600	873,794	22,039
Disco Corp.	15,400	1,635,488	188,423
Ezaki Glico Co. Ltd.	12,100	709,603	25,312
Fuji Electric Co. Ltd.	197,000	877,956	27,419
Fuji Heavy Industries Ltd.	243,000	9,280,142	(162,905)
FUJIFILM Holdings Corp.	76,800	2,824,395	20,499
Fujitsu Ltd.	450,000	2,121,288	300,444
Gunma Bank Ltd. (The)	293,600	1,265,338	68,438
Hakuhodo DY Holdings, Inc.	270,300	3,176,116	(8,169)
Hankyu Hanshin Holdings, Inc.	24,000	791,302	36,192
Haseko Corp.	258,800	2,805,597	(316,269)
Hirose Electric Co. Ltd.	2,900	377,035	4,264

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	24,000	$1,330,426	$(33,229)
Hitachi Capital Corp.	161,400	3,037,955	393,722
Hitachi Chemical Co. Ltd.	231,200	4,927,890	384,373
Hitachi Construction Machinery Co. Ltd.	60,200	1,111,565	88,887
Hitachi High-Technologies Corp.	80,600	2,858,982	367,518
Hitachi Metals Ltd.	101,200	1,160,531	84,453
Hoshizaki Corp.	8,500	654,966	120,708
Hoya Corp.	137,100	4,964,176	551,061
Ibiden Co. Ltd.	72,800	930,025	48,872
Idemitsu Kosan Co. Ltd.	219,700	4,302,937	245,774
Iida Group Holdings Co. Ltd.	104,900	1,968,397	142,477
Inpex Corp.	407,600	3,277,762	428,329
Isuzu Motors Ltd.	139,800	1,836,688	(191,092)
ITOCHU Corp.	216,500	2,527,152	198,489
Itochu Techno-Solutions Corp.	181,700	4,459,295	216,225
Japan Airlines Co. Ltd.	176,800	5,574,371	(377,251)
Japan Petroleum Exploration Co. Ltd.	90,100	1,903,688	91,458
JSR Corp.	101,000	1,412,867	174,599
JTEKT Corp.	151,200	2,170,244	100,779
JX Holdings, Inc.	1,610,100	6,151,446	365,532
Kajima Corp.	107,000	749,416	(643)
Kaken Pharmaceutical Co. Ltd.	39,600	2,670,172	(236,316)
Kamigumi Co. Ltd.	98,000	899,203	(44,254)
Kaneka Corp.	516,000	3,961,642	123,754
Kao Corp.	15,000	848,771	(700)
Kawasaki Heavy Industries Ltd.	220,000	639,198	42,411
KDDI Corp.	44,300	1,380,715	(8,212)
Kewpie Corp.	47,600	1,480,988	(7,277)
Kobayashi Pharmaceutical Co. Ltd.	20,300	966,219	94,174
Konami Holdings Corp.	155,700	5,910,401	105,898
Konica Minolta, Inc.	286,300	2,359,308	65,170
Kuraray Co. Ltd.	192,400	2,652,674	201,581
Kurita Water Industries Ltd.	67,400	1,517,694	83,821
Kyocera Corp.	44,400	2,106,462	27,103
Kyushu Financial Group, Inc.	62,200	420,024	3,771
Lion Corp.	78,000	1,233,534	30,276
LIXIL Group Corp.	121,900	2,312,136	299,400

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Maruichi Steel Tube Ltd.	8,300	$285,706	$1,294
Matsumotokiyoshi Holdings Co. Ltd.	23,000	1,206,580	(18,161)
Mazda Motor Corp.	222,000	3,392,178	13,693
Medipal Holdings Corp.	175,700	2,934,527	111,081
MEIJI Holdings Co. Ltd.	34,800	3,515,835	(60,521)
Miraca Holdings, Inc.	26,600	1,267,640	58,729
Mitsubishi Chemical Holdings Corp.	388,100	2,150,649	282,507
Mitsubishi Corp.	31,400	543,889	171,907
Mitsubishi Electric Corp.	468,000	5,674,900	323,320
Mitsubishi Gas Chemical Co., Inc.	182,000	2,166,852	438,853
Mitsubishi Motors Corp.	1,533,100	7,193,733	(32,198)
Mitsubishi Tanabe Pharma Corp.	320,200	6,076,458	781,724
Mitsubishi UFJ Lease & Finance Co. Ltd.	690,300	2,917,967	249,770
Mitsui & Co. Ltd.	115,200	1,411,228	185,316
Mitsui Chemicals, Inc.	861,000	3,753,333	342,229
Mixi, Inc.	147,100	5,281,974	47,588
MS&AD Insurance Group Holdings, Inc.	112,500	3,338,020	(202,509)
Nabtesco Corp.	16,500	463,122	4,333
Nexon Co. Ltd.	189,800	2,888,670	92,821
NHK Spring Co. Ltd.	304,900	2,733,577	222,190
Nikon Corp.	454,600	6,543,091	246,020
Nippon Electric Glass Co. Ltd.	201,000	946,314	94,448
Nippon Express Co. Ltd.	993,000	5,002,317	(360,063)
Nippon Shinyaku Co. Ltd.	5,300	287,558	(302)
Nippon Shokubai Co. Ltd.	62,300	3,967,777	(75,674)
Nippon Telegraph & Telephone Corp.	142,500	6,824,600	(307,221)
Nissan Chemical Industries Ltd.	26,200	799,406	(2,897)
Nissan Motor Co. Ltd.	255,400	2,390,788	114,398
Nisshin Seifun Group, Inc.	113,000	1,845,907	(123,494)
Nitori Holdings Co. Ltd.	12,600	1,534,171	(23,774)
Nitto Denko Corp.	27,100	1,805,843	(45,812)
NOK Corp.	33,700	658,814	78,591

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nomura Research Institute Ltd.	28,340	$1,004,856	$(26,726)
NSK Ltd.	101,800	901,843	141,889
NTN Corp.	270,000	898,104	45,681
NTT Data Corp.	43,000	2,170,853	(23,245)
Obayashi Corp.	391,200	3,911,668	(31,441)
Oji Holdings Corp.	217,000	874,028	(13,941)
Oracle Corp. Japan	25,500	1,574,265	(133,573)
ORIX Corp.	93,900	1,331,413	53,861
Osaka Gas Co. Ltd.	503,000	2,065,331	44,361
Otsuka Corp.	67,100	3,439,123	(252,097)
Otsuka Holdings Co. Ltd.	16,700	758,309	2,922
Panasonic Corp.	251,100	2,503,985	7,407
Pola Orbis Holdings, Inc.	41,400	4,121,492	(415,493)
Recruit Holdings Co. Ltd.	137,500	5,333,383	275,682
Resona Holdings, Inc.	149,600	637,786	(8,628)
Rohm Co. Ltd.	66,600	2,963,814	546,702
Sankyo Co. Ltd.	84,600	3,113,698	(223,395)
Santen Pharmaceutical Co. Ltd.	86,800	1,472,925	(191,204)
SCSK Corp.	11,000	444,330	824
Secom Co. Ltd.	21,700	1,609,779	10,654
Seiko Epson Corp.	273,200	4,930,133	330,442
Sekisui Chemical Co. Ltd.	209,400	3,071,067	(59,436)
Shimadzu Corp.	66,000	980,896	26,366
Shimamura Co. Ltd.	26,200	3,604,009	(414,386)
Shin-Etsu Chemical Co. Ltd.	40,200	2,848,634	(43,765)
Shionogi & Co. Ltd.	85,100	4,262,258	97,714
Sojitz Corp.	3,571,200	8,744,679	405,054
Square Enix Holdings Co. Ltd.	38,700	1,315,801	18,694
Start Today Co. Ltd.	24,900	436,905	(8,459)
Sumitomo Chemical Co. Ltd.	782,000	3,520,473	(45,725)
Sumitomo Corp.	397,200	4,246,612	199,901
Sumitomo Electric Industries Ltd.	221,300	3,107,205	21,250
Sumitomo Heavy Industries Ltd.	331,000	1,616,821	18,644
Sumitomo Mitsui Trust Holdings, Inc.	55,000	1,798,617	(1,678)
Sumitomo Rubber Industries Ltd.	111,600	1,660,258	27,792
Sundrug Co. Ltd.	15,300	1,348,061	(63,790)
Suzuken Co. Ltd.	118,800	3,873,604	49,234
Suzuki Motor Corp.	134,400	4,225,920	275,813
Taiheiyo Cement Corp.	1,144,000	3,350,581	(58,764)
Taisei Corp.	348,000	2,688,786	(77,998)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	3,400	$348,348	$125
TDK Corp.	22,400	1,458,662	42,118
Teijin Ltd.	119,800	2,268,418	55,708
Terumo Corp.	52,100	2,126,543	(122,484)
Toho Gas Co. Ltd.	225,000	2,012,351	94,592
Tohoku Electric Power Co., Inc.	126,300	1,648,096	(1,023)
Tokyo Broadcasting System Holdings, Inc.	85,700	1,241,552	100,422
Tokyo Electric Power Co. Holdings, Inc.	981,400	3,920,830	330,504
Tokyo Electron Ltd.	45,800	4,068,668	(20,682)
Tokyo Gas Co. Ltd.	783,000	3,389,993	93,590
Toppan Printing Co. Ltd.	618,000	5,549,881	28,765
Tosoh Corp.	763,000	4,214,652	488,182
Toyo Suisan Kaisha Ltd.	72,700	3,212,861	(128,695)
Toyoda Gosei Co. Ltd.	80,200	1,780,927	83,721
Toyota Boshoku Corp.	167,800	3,912,028	(155,902)
Toyota Tsusho Corp.	187,600	4,203,819	155,954
Tsuruha Holdings, Inc.	12,500	1,378,784	66,223
West Japan Railway Co.	45,000	2,846,388	(54,848)
Yamaha Corp.	24,800	738,964	63,846
Yamazaki Baking Co. Ltd.	83,700	2,133,810	(75,709)
Yokogawa Electric Corp.	87,700	1,098,379	69,945

			9,457,652

Total of Long Equity Positions			9,457,652

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(14,000)	(907,899)	(45,487)
Acom Co. Ltd.	(1,045,600)	(5,051,667)	122,153
Advantest Corp.	(128,700)	(1,738,404)	(4,970)
Aeon Co. Ltd.	(693,100)	(10,089,148)	(165,591)
AEON Financial Service Co. Ltd.	(115,600)	(2,524,733)	501,250
Air Water, Inc.	(15,000)	(281,207)	(2,048)
Aisin Seiki Co. Ltd.	(43,900)	(2,053,204)	41,983
Alps Electric Co. Ltd.	(200,700)	(4,676,697)	(167,754)
ANA Holdings, Inc.	(1,495,000)	(4,181,649)	120,128

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Asahi Glass Co. Ltd.	(146,000)	$(858,777)	$(85,251)
Asics Corp.	(333,000)	(6,336,621)	(372,760)
Bank of Kyoto Ltd. (The)	(403,000)	(2,830,512)	(119,381)
Brother Industries Ltd.	(144,100)	(2,176,506)	(357,002)
Calbee, Inc.	(167,700)	(7,041,292)	687,436
Canon, Inc.	(118,000)	(3,417,101)	(8,720)
Casio Computer Co. Ltd.	(78,000)	(1,137,084)	45,005
Chiba Bank Ltd. (The)	(277,000)	(1,574,306)	1,168
Chugai Pharmaceutical Co. Ltd.	(144,300)	(5,182,456)	(33,152)
Chugoku Electric Power Co., Inc. (The)	(440,800)	(5,586,863)	44,102
Credit Saison Co. Ltd.	(158,700)	(2,697,265)	62,483
Daiwa Securities Group, Inc.	(675,000)	(3,818,371)	17,913
DeNA Co. Ltd.	(22,900)	(679,120)	(153,541)
Denso Corp.	(147,400)	(5,884,161)	2,231
Dentsu, Inc.	(22,200)	(1,155,776)	25,847
Don Quijote Holdings Co. Ltd.	(134,300)	(5,200,304)	273,469
Eisai Co. Ltd.	(44,900)	(2,643,064)	(165,140)
Electric Power Development Co. Ltd.	(124,800)	(3,014,123)	14,641
FANUC Corp.	(21,100)	(3,605,222)	41,106
Fast Retailing Co. Ltd.	(20,500)	(6,750,649)	149,148
Hamamatsu Photonics KK	(165,200)	(4,975,084)	(107,370)
Hiroshima Bank Ltd. (The)	(66,000)	(279,319)	5,552
Hitachi Ltd.	(106,000)	(491,394)	(5,384)
Hokuriku Electric Power Co.	(189,000)	(2,268,217)	(34,942)
IHI Corp.	(1,316,000)	(3,776,706)	(47,864)
Isetan Mitsukoshi Holdings Ltd.	(529,500)	(5,244,106)	30,467
Iyo Bank Ltd. (The)	(49,700)	(302,631)	1,669
Izumi Co. Ltd.	(8,500)	(374,758)	8,473
J Front Retailing Co. Ltd.	(286,000)	(3,398,281)	(346,588)
Japan Display, Inc.	(541,700)	(779,343)	(69,238)
Japan Post Bank Co. Ltd.	(186,100)	(2,280,875)	69,484
Japan Post Holdings Co. Ltd.	(150,600)	(1,982,216)	88,988
Japan Tobacco, Inc.	(193,000)	(7,579,395)	(321,104)
JFE Holdings, Inc.	(239,800)	(3,286,924)	(218,587)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
JGC Corp.	(63,300)	$(945,158)	$(156,803)
Kakaku.com, Inc.	(70,600)	(1,395,941)	117,525
Kansai Electric Power Co., Inc. (The)	(202,900)	(1,789,441)	(56,420)
Kansai Paint Co. Ltd.	(41,700)	(890,040)	(24,049)
Keihan Holdings Co. Ltd.	(160,000)	(1,142,375)	23,325
Keikyu Corp.	(417,000)	(4,246,198)	(104,983)
Keio Corp.	(300,000)	(2,754,699)	131,266
Keisei Electric Railway Co. Ltd.	(33,500)	(893,664)	56,085
Keyence Corp.	(2,900)	(2,085,050)	(39,749)
Kikkoman Corp.	(62,000)	(2,170,804)	185,141
Kintetsu Group Holdings Co. Ltd.	(692,000)	(2,936,144)	31,841
Kirin Holdings Co. Ltd.	(246,700)	(4,242,438)	142,360
Kobe Steel Ltd.	(546,600)	(4,862,185)	(95,436)
Koito Manufacturing Co. Ltd.	(13,800)	(676,513)	4,872
Kubota Corp.	(29,400)	(440,829)	(4,155)
Kyowa Hakko Kirin Co. Ltd.	(49,900)	(863,335)	75,151
Kyushu Electric Power Co., Inc.	(395,900)	(3,720,540)	4,528
Mabuchi Motor Co. Ltd.	(96,000)	(4,542,885)	(784,231)
Makita Corp.	(16,200)	(1,156,511)	2,264
Marubeni Corp.	(397,900)	(1,918,685)	(125,366)
Marui Group Co. Ltd.	(552,200)	(8,083,021)	788,570
Minebea Co. Ltd.	(419,100)	(3,661,876)	(301,824)
MISUMI Group, Inc.	(175,000)	(3,280,609)	(8,114)
Mitsubishi Heavy Industries Ltd.	(556,000)	(2,407,359)	81,551
Mitsubishi Logistics Corp.	(306,000)	(4,388,840)	(36,728)
Mitsubishi Materials Corp.	(28,500)	(763,760)	(15,783)
Mitsui OSK Lines Ltd.	(1,413,000)	(3,083,163)	(202,623)
Mizuho Financial Group, Inc.	(1,320,500)	(2,219,685)	(5,937)
MonotaRO Co. Ltd.	(46,200)	(1,250,137)	4,681
Murata Manufacturing Co. Ltd.	(11,700)	(1,468,958)	(58,279)
Nagoya Railroad Co. Ltd.	(419,000)	(2,348,721)	68,673
Nankai Electric Railway Co. Ltd.	(93,000)	(458,806)	11,935
NGK Insulators Ltd.	(77,900)	(1,896,464)	277,658
NGK Spark Plug Co. Ltd.	(287,500)	(4,872,868)	(207,353)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nidec Corp.	(115,600)	$(10,680,887)	$(4,388)
Nintendo Co. Ltd.	(17,300)	(3,606,100)	(1,026,022)
Nippon Paint Holdings Co. Ltd.	(75,300)	(2,105,630)	(414,120)
Nippon Yusen KK	(1,439,000)	(2,513,138)	(181,152)
Nissin Foods Holdings Co. Ltd.	(14,100)	(830,624)	(26,364)
Nomura Holdings, Inc.	(789,200)	(3,655,622)	118,791
Odakyu Electric Railway Co. Ltd.	(270,000)	(6,341,539)	329,413
Omron Corp.	(45,400)	(1,560,811)	(73,359)
Ono Pharmaceutical Co. Ltd.	(77,100)	(2,413,119)	260,452
Oriental Land Co. Ltd.	(113,600)	(7,082,311)	164,322
Park24 Co. Ltd.	(47,700)	(1,642,041)	90,695
Pigeon Corp.	(283,000)	(7,202,735)	(1,369,084)
Rakuten, Inc.	(796,600)	(9,540,133)	(858,129)
Ricoh Co. Ltd.	(567,800)	(5,129,066)	(9,194)
Rinnai Corp.	(8,500)	(840,400)	49,103
Ryohin Keikaku Co. Ltd.	(5,000)	(1,056,401)	46,606
Sawai Pharmaceutical Co. Ltd.	(5,200)	(375,304)	4,719
Sega Sammy Holdings, Inc.	(179,100)	(2,117,831)	(437,021)
Seibu Holdings, Inc.	(349,200)	(6,115,474)	350,823
Sekisui House Ltd.	(139,200)	(2,374,202)	2,697
Seven & i Holdings Co. Ltd.	(79,200)	(3,465,717)	(278,487)
Seven Bank Ltd.	(760,300)	(2,583,440)	148,282
Shikoku Electric Power Co., Inc.	(416,300)	(4,319,933)	203,125
Shimano, Inc.	(46,200)	(7,182,282)	320,489
Shimizu Corp.	(386,000)	(3,863,488)	413,612
Shinsei Bank Ltd.	(1,264,000)	(1,943,861)	27,100
Shiseido Co. Ltd.	(90,700)	(2,600,610)	198,357
Shizuoka Bank Ltd. (The)	(76,000)	(604,350)	(4,562)
SoftBank Group Corp.	(119,000)	(7,426,979)	(285,245)
Sohgo Security Services Co. Ltd.	(37,800)	(1,914,576)	(116,903)
Sompo Japan Nipponkoa Holdings, Inc.	(101,800)	(3,241,660)	224,571
Sony Corp.	(100,600)	(3,254,479)	(78,459)
Sony Financial Holdings, Inc.	(437,000)	(5,895,128)	(123,113)
Sosei Group Corp.	(1,600)	(284,924)	2,494
Stanley Electric Co. Ltd.	(42,200)	(1,049,375)	(91,621)
Sumco Corp.	(743,300)	(5,883,660)	(232,373)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	(105,000)	$(1,286,280)	$(163,953)
Sumitomo Mitsui Financial Group, Inc.	(25,700)	(867,056)	(1,080)
Suruga Bank Ltd.	(33,500)	(778,996)	(23,987)
Taiyo Nippon Sanso Corp.	(91,500)	(895,944)	(58,752)
Takeda Pharmaceutical Co. Ltd.	(90,000)	(4,060,288)	(253,379)
THK Co. Ltd.	(63,800)	(1,291,414)	36,453
Tobu Railway Co. Ltd.	(286,000)	(1,513,687)	56,785
Tokio Marine Holdings, Inc.	(44,700)	(1,748,511)	34,267
Tokyu Corp.	(171,000)	(1,403,092)	98,649
Toray Industries, Inc.	(68,000)	(655,658)	(6,628)
Toshiba Corp.	(799,000)	(2,666,275)	2,887
Toyo Seikan Group Holdings Ltd.	(75,400)	(1,497,869)	164,853
Toyota Industries Corp.	(137,400)	(6,323,356)	(54,287)
Toyota Motor Corp.	(67,800)	(3,928,826)	(4,011)
Trend Micro, Inc.	(28,300)	(996,608)	9,358
Unicharm Corp.	(380,500)	(7,958,179)	(1,914,859)
Welcia Holdings Co. Ltd.	(4,700)	(322,952)	(1,058)
Yahoo Japan Corp.	(262,100)	(1,145,791)	100,324
Yakult Honsha Co. Ltd.	(144,200)	(6,911,787)	394,418
Yamada Denki Co. Ltd.	(60,500)	(299,605)	(480)
Yamaha Motor Co. Ltd.	(308,300)	(5,495,080)	(733,602)
Yamato Holdings Co. Ltd.	(235,300)	(5,871,337)	386,590
Yaskawa Electric Corp.	(247,600)	(3,468,800)	(234,534)
Yokohama Rubber Co. Ltd. (The)	(82,700)	(1,137,750)	(186,052)

			(5,703,608)

Total of Short Equity Positions			(5,703,608)

Total of Long and Short Equity Positions			3,754,044

Net Cash and Other Receivables/ (Payables) (b)			1,358,870

Swaps, at Value			$5,112,914

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	50 months maturity 08/21/2017	$7,641,343

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
India
Vedanta Resources plc	186,739	$1,366,449	$44,026

Ireland
Experian plc	40,475	797,747	10,862

Isle of Man
Paysafe Group plc	101,741	594,648	(6,899)

South Africa
Investec plc	83,803	514,915	(4,072)

Switzerland
Coca-Cola HBC AG	147,720	3,015,075	416,690
Glencore plc	1,275,639	3,102,849	390,074

			806,764

United Kingdom
Amec Foster Wheeler plc	497,134	2,860,158	827,568
Anglo American plc	285,005	3,153,425	400,816
ASOS plc	60,399	3,533,413	267,387
BAE Systems plc	120,970	822,413	(631)
Barclays plc	381,109	771,627	54,625
Barratt Developments plc	1,008,266	5,925,889	529,064
Bellway plc	121,654	3,300,197	430,438
Berkeley Group Holdings plc	25,045	871,611	(34,764)
BP plc	1,361,505	7,526,081	409,775
Britvic plc	187,537	1,529,631	(63,404)
BT Group plc	704,367	3,584,333	(40,437)
Centrica plc	1,578,315	4,879,330	(212,627)
Close Brothers Group plc	59,951	1,023,186	40,118
Compass Group plc	45,480	879,194	1,602
Daily Mail & General Trust plc	85,429	793,942	29,261
DCC plc	40,145	3,508,008	139,430
Diageo plc	80,846	2,267,411	48,308
Direct Line Insurance Group plc	204,201	981,916	(17,324)
Dixons Carphone plc	508,874	2,375,921	54,694
G4S plc	159,774	482,683	(11,553)
GKN plc	459,891	1,856,360	51,965
GlaxoSmithKline plc	135,941	2,926,876	(31,531)
Greene King plc	43,124	434,125	(1,783)
Howden Joinery Group plc	206,008	1,167,465	(13,300)
Imperial Brands plc	167,163	8,681,247	(77,260)
Inchcape plc	127,872	1,127,947	(36,843)
Indivior plc	109,649	442,289	(6,233)
Informa plc	32,571	304,412	(3,915)
InterContinental Hotels Group plc	17,600	717,777	7,609
Intermediate Capital Group plc	138,398	1,091,967	(35,207)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intertek Group plc	19,165	$886,714	$(21,532)
John Wood Group plc	451,936	3,871,957	576,630
Johnson Matthey plc	27,273	1,148,525	14,785
Kingfisher plc	540,360	2,446,733	189,718
Lloyds Banking Group plc	1,360,027	975,810	(14,929)
Marks & Spencer Group plc	370,932	1,523,358	67,986
Meggitt plc	121,231	687,541	20,049
Micro Focus International plc	51,880	1,332,846	143,886
National Grid plc	232,985	3,270,765	19,643
Persimmon plc	312,199	6,956,800	383,806
Petrofac Ltd.	378,630	3,749,749	632,733
Reckitt Benckiser Group plc	65,685	6,235,939	(52,030)
Regus plc	332,901	1,294,671	(168,960)
Rentokil Initial plc	307,809	858,788	25,912
Royal Mail plc	979,288	6,458,132	(243,936)
Sage Group plc (The)	201,064	1,909,366	11,730
Severn Trent plc	155,933	4,941,474	118,223
Sky plc	177,613	2,026,670	31,884
Smiths Group plc	217,609	3,564,565	566,174
SSE plc	181,942	3,583,607	110,856
Stagecoach Group plc	354,760	952,493	17,306
Tate & Lyle plc	161,839	1,546,307	24,625
Taylor Wimpey plc	2,577,541	5,162,989	(21,879)
Thomas Cook Group plc	888,369	755,354	40,645
WH Smith plc	18,529	366,734	2,907
William Hill plc	1,204,320	5,030,547	(279,502)
Wm Morrison Supermarkets plc	1,716,250	4,352,111	493,978
WPP plc	151,731	3,522,792	43,741

			5,440,297

Total of Long Equity Positions			6,290,978

Short Positions

Common Stocks
Australia
BHP Billiton plc	(138,766)	(1,976,632)	(110,211)

Chile
Antofagasta plc	(386,060)	(2,516,002)	(99,138)

Jordan
Hikma Pharmaceuticals plc	(30,418)	(818,438)	23,868

Netherlands
Royal Dutch Shell plc	(225,471)	(5,300,660)	(308,588)

South Africa
Mondi plc	(34,411)	(713,880)	(9,095)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Aberdeen Asset Management plc	(290,033)	$(1,196,081)	$(28,104)
Admiral Group plc	(142,100)	(3,977,256)	205,770
Aggreko plc	(159,564)	(2,338,623)	371,436
Ashtead Group plc	(402,122)	(6,231,691)	(376,914)
Associated British Foods plc	(104,560)	(3,810,883)	287,756
AstraZeneca plc	(67,482)	(4,461,880)	92,294
Aviva plc	(685,291)	(3,553,930)	(356,394)
Balfour Beatty plc	(474,101)	(1,423,257)	(292,305)
Booker Group plc	(740,025)	(1,675,950)	(31,083)
British American Tobacco plc	(129,681)	(8,214,480)	(56,065)
BTG plc	(323,828)	(2,787,958)	127,997
Bunzl plc	(116,344)	(3,578,618)	147,816
Capita plc	(488,638)	(6,174,069)	1,941,141
Cobham plc	(730,551)	(1,576,794)	(12,522)
Croda International plc	(27,652)	(1,199,474)	(48,301)
easyJet plc	(319,964)	(4,428,592)	256,575
Essentra plc	(169,740)	(1,065,634)	(3,123)
Halma plc	(194,344)	(2,652,741)	14,159
Hargreaves Lansdown plc	(285,582)	(4,815,718)	113,250
Hays plc	(725,145)	(1,143,713)	(76,806)
Hiscox Ltd.	(29,626)	(406,665)	6,895
ICAP plc	(76,145)	(445,890)	(12,679)
IMI plc	(87,659)	(1,211,964)	(8,001)
Inmarsat plc	(188,716)	(1,945,348)	224,960
International Consolidated Airlines Group SA	(416,187)	(2,186,484)	36,288
Just Eat plc	(112,300)	(802,300)	23,681
Legal & General Group plc	(907,327)	(2,466,528)	(104,859)
Merlin Entertainments plc	(359,330)	(2,220,298)	174,734
Next plc	(50,316)	(3,408,129)	293,616
Old Mutual plc	(1,220,538)	(3,320,922)	121,609
Pennon Group plc	(188,836)	(2,198,909)	15,590
Provident Financial plc	(100,862)	(3,576,635)	(383,741)
Prudential plc	(358,034)	(6,277,828)	(68,920)
Rolls-Royce Holdings plc	(560,084)	(5,753,732)	528,316
Rotork plc	(423,587)	(1,172,665)	14,420
Royal Bank of Scotland Group plc	(1,696,888)	(3,988,673)	60,258
RSA Insurance Group plc	(234,652)	(1,522,389)	(134,863)
Schroders plc	(65,192)	(2,232,930)	(43,660)
Smith & Nephew plc	(117,263)	(1,903,018)	11,755
Spectris plc	(55,719)	(1,364,626)	(54,160)
St. James’s Place plc	(491,369)	(5,927,827)	(103,764)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Standard Chartered plc	(406,750)	$(3,208,595)	$(101,439)
Standard Life plc	(641,275)	(2,540,678)	(316,114)
Tesco plc	(3,378,390)	(7,040,056)	(961,504)
Travis Perkins plc	(114,696)	(2,344,854)	57,162
United Utilities Group plc	(50,048)	(644,999)	(5,062)
Vodafone Group plc	(1,890,215)	(5,563,771)	142,774
Weir Group plc (The)	(58,672)	(1,193,974)	(98,292)
Whitbread plc	(41,069)	(2,097,333)	12,986
Worldpay Group plc	(363,432)	(1,391,543)	(1,941)

			1,602,622

United States
Shire plc	(74,316)	(4,753,791)	(51,719)

Total of Short Equity Positions			1,047,739

Total of Long and Short Equity Positions			7,338,717

Net Cash and Other Receivables/ (Payables) (b)			302,626

Swaps, at Value			$7,641,343

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	39-61 months maturity 09/21/2021	$2,415,578

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Adelaide Brighton Ltd.	71,143	$297,847	$5,027
AGL Energy Ltd.	427,209	5,679,337	575,138
Amcor Ltd.	87,242	1,004,228	11,905
Ansell Ltd.	50,459	845,007	45,811
Aristocrat Leisure Ltd.	76,331	933,936	(5,223)
Aurizon Holdings Ltd.	1,530,601	5,113,497	420,609
Boral Ltd.	527,025	2,544,998	196,573
Caltex Australia Ltd.	267,879	6,618,504	463,888
CIMIC Group Ltd.	203,274	4,287,810	214,199
Coca-Cola Amatil Ltd.	708,326	5,318,210	267,043
Cochlear Ltd.	10,315	1,077,772	40,301
Flight Centre Travel Group Ltd.	36,465	973,001	47,821
Fortescue Metals Group Ltd.	954,896	3,569,382	85,556
Harvey Norman Holdings Ltd.	372,729	1,457,655	34,352
Iluka Resources Ltd.	264,565	1,220,316	61,186
Incitec Pivot Ltd.	361,718	759,995	26,170
Newcrest Mining Ltd.	236,016	3,909,122	74,862
Oil Search Ltd.	515,871	2,499,134	342,037
Origin Energy Ltd.	503,103	1,887,383	234,358
Qantas Airways Ltd.	949,452	2,325,523	(45,116)
Santos Ltd.	406,831	1,117,724	28,921
Star Entertainment Grp Ltd. (The)	527,805	2,389,377	58,595
Tabcorp Holdings Ltd.	439,723	1,658,919	24,932
Tatts Group Ltd.	495,163	1,441,839	(50,149)
Telstra Corp. Ltd.	424,696	1,652,978	40,334
Treasury Wine Estates Ltd.	585,231	4,915,691	50,982
Woodside Petroleum Ltd.	246,571	5,119,920	347,242

			3,597,354

Total of Long Equity Positions			3,597,354

Short Positions

Common Stocks
Australia
ALS Ltd.	(434,695)	(1,810,271)	(188,011)
Alumina Ltd.	(1,485,805)	(1,512,302)	(160,495)
AMP Ltd.	(1,230,175)	(5,055,851)	54,729
APA Group	(1,008,694)	(6,569,670)	(38,850)
AusNet Services	(572,489)	(709,812)	(11,766)
Bank of Queensland Ltd.	(116,967)	(972,235)	(52,215)
Brambles Ltd.	(214,097)	(1,922,105)	(51,341)
Challenger Ltd.	(232,746)	(1,711,155)	(111,413)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Commonwealth Bank of Australia	(32,846)	$(1,815,226)	$(16,372)
Computershare Ltd.	(380,851)	(2,919,521)	(101,215)
Crown Resorts Ltd.	(116,979)	(1,206,765)	26,752
CSL Ltd.	(35,409)	(2,764,669)	(147,033)
Domino’s Pizza Enterprises Ltd.	(22,615)	(1,255,665)	30,338
Healthscope Ltd.	(1,862,754)	(4,283,510)	(116,265)
Insurance Australia Group Ltd.	(1,246,331)	(5,089,120)	(159,771)
LendLease Group	(115,048)	(1,179,025)	(67,690)
Medibank Pvt Ltd.	(334,826)	(648,352)	10,514
Platinum Asset Management Ltd.	(430,918)	(1,691,145)	23,612
QBE Insurance Group Ltd.	(271,891)	(2,003,892)	58,374
Ramsay Health Care Ltd.	(70,386)	(4,206,422)	(76,480)
REA Group Ltd.	(46,349)	(1,976,535)	(39,413)
SEEK Ltd.	(699,873)	(8,222,491)	(167,616)
Sonic Healthcare Ltd.	(236,144)	(3,766,676)	(232,205)
South32 Ltd.	(437,798)	(774,046)	(41,668)
Suncorp Group Ltd.	(217,308)	(2,060,766)	33,416
Transurban Group	(155,299)	(1,280,122)	(77,085)
Vocus Communications Ltd.	(429,491)	(2,305,836)	246,070
Woolworths Ltd.	(56,856)	(980,376)	(37,560)

			(1,410,659)

Ireland
James Hardie Industries plc	(37,444)	(593,160)	6,923

Total of Short Equity Positions			(1,403,736)

Total of Long and Short Equity Positions			2,193,618

Net Cash and Other Receivables/ (Payables) (b)			221,960

Swaps, at Value			$2,415,578

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	51 months maturity 09/20/2017	$(817,864)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	299,000	$981,065	$36,253
Cheung Kong Property Holdings Ltd.	251,000	1,815,490	30,830
CLP Holdings Ltd.	581,000	6,040,650	(23,197)
HKT Trust & HKT Ltd.	1,939,000	3,001,475	(274,819)
Kerry Properties Ltd.	671,500	1,835,328	370,731
Li & Fung Ltd.	3,642,000	1,822,821	53,789
New World Development Co. Ltd.	2,396,000	2,786,279	355,579
Power Assets Holdings Ltd.	206,000	2,017,120	(1,272)
Sino Land Co. Ltd.	1,088,000	1,941,361	(2,188)
SJM Holdings Ltd.	1,263,000	788,110	147,860
Sun Hung Kai Properties Ltd.	155,000	2,230,700	125,728
Swire Properties Ltd.	237,400	665,437	32,796
VTech Holdings Ltd.	90,500	989,137	45,745
WH Group Ltd.	7,527,500	5,932,880	151,170
Wharf Holdings Ltd. (The)	148,000	1,050,718	35,094
Wheelock & Co. Ltd.	435,000	2,357,913	225,887
Xinyi Glass Holdings Ltd.	1,610,000	1,334,752	129,007
Yue Yuen Industrial Holdings Ltd.	986,000	4,015,343	59,643

			1,498,636

Total of Long Equity Positions			1,498,636

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(565,600)	(3,503,798)	(299,717)
ASM Pacific Technology Ltd.	(252,500)	(1,892,402)	(197,633)
Cathay Pacific Airways Ltd.	(2,022,000)	(3,156,179)	329,552
Galaxy Entertainment Group Ltd.	(970,000)	(3,261,359)	(427,296)
Hang Lung Properties Ltd.	(1,815,881)	(3,971,478)	(147,557)
Hong Kong & China Gas Co. Ltd.	(4,679,832)	(8,691,545)	(194,512)
Hysan Development Co. Ltd.	(242,000)	(1,127,814)	(10,810)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
MGM China Holdings Ltd.	(1,453,600)	$(2,106,488)	$(435,278)
MTR Corp. Ltd.	(695,600)	(3,895,817)	51,914
Sands China Ltd.	(732,400)	(2,866,905)	(343,298)
Swire Pacific Ltd.	(34,500)	(373,993)	349
Value Partners Group Ltd.	(1,810,000)	(1,554,297)	(320,938)
Wynn Macau Ltd.	(2,922,400)	(4,679,471)	(198,630)

			(2,193,854)

United States
Samsonite International SA	(91,500)	(294,412)	(614)

Total of Short Equity Positions			(2,194,468)

Total of Long and Short Equity Positions			(695,832)

Net Cash and Other Receivables/ (Payables) (b)			(122,032)

Swaps, at Value			$(817,864)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	52-54 months maturity 12/22/2020	$(21,571)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
TE Connectivity Ltd.	49,604	$3,045,197	$148,309

United States
3M Co.	54,366	9,824,325	(243,404)
Aaron’s, Inc.	25,736	624,018	30,191
AbbVie, Inc.	33,012	2,119,219	(37,152)
Abercrombie & Fitch Co.	219,379	4,506,126	(1,020,194)
ABIOMED, Inc.	6,833	825,837	52,750
Accenture plc	18,728	2,137,614	150,386
Activision Blizzard, Inc.	109,677	4,442,337	416,355
Adobe Systems, Inc.	31,332	3,284,022	116,753
Advanced Micro Devices, Inc.	138,285	908,989	46,561
Aetna, Inc.	52,959	6,301,923	(187,806)
Aflac, Inc.	126,154	9,206,922	(140,234)
AGCO Corp.	66,653	3,305,617	(18,291)
Agilent Technologies, Inc.	148,051	6,962,374	9,348
Air Products & Chemicals, Inc.	7,440	1,143,917	(25,387)
Akamai Technologies, Inc.	77,856	4,474,384	(348,795)
Alaska Air Group, Inc.	21,788	1,399,661	35,297
Align Technology, Inc.	13,030	1,226,847	(5,285)
Allison Transmission Holdings, Inc.	28,677	802,996	19,460
Allscripts Healthcare Solutions, Inc.	105,779	1,477,733	(84,623)
Allstate Corp. (The)	115,784	8,002,253	7,684
Alphabet, Inc.	7,904	6,034,920	320,370
Altria Group, Inc.	113,811	7,867,002	(670,733)
Amazon.com, Inc.	3,994	2,939,864	404,353
AMC Networks, Inc.	22,909	1,181,438	6,623
Amdocs Ltd.	105,354	6,113,317	(18,589)
Ameren Corp.	249,564	12,936,849	(663,292)
American Eagle Outfitters, Inc.	230,083	4,049,836	59,447
American Electric Power Co., Inc.	104,401	7,072,483	(368,895)
American Financial Group, Inc.	38,463	2,775,065	109,660
American International Group, Inc.	92,465	5,066,189	420,684
American Water Works Co., Inc.	94,170	7,513,390	(465,707)
Ameriprise Financial, Inc.	52,606	5,132,817	115,684
AmerisourceBergen Corp.	57,440	4,972,451	(332,448)
Amgen, Inc.	24,745	4,060,088	67,626

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Anadarko Petroleum Corp.	29,546	$1,766,396	$105,639
Analog Devices, Inc.	58,505	3,580,885	189,762
ANSYS, Inc.	5,195	476,483	4,626
Antero Resources Corp.	82,471	2,170,967	51,627
Anthem, Inc.	70,567	9,309,599	(466,848)
AO Smith Corp.	121,536	11,256,686	749,855
Apple, Inc.	56,651	6,124,503	279,892
Applied Materials, Inc.	326,033	8,975,403	854,492
Archer-Daniels-Midland Co.	105,888	4,666,470	(201,173)
Arrow Electronics, Inc.	108,583	7,113,053	(166,998)
Aspen Insurance Holdings Ltd.	44,718	2,020,221	63,190
Assurant, Inc.	23,279	2,047,835	99,653
Assured Guaranty Ltd.	229,672	6,066,238	307,160
AT&T, Inc.	40,446	1,651,454	(8,942)
Atmos Energy Corp.	14,978	1,125,763	(10,351)
Automatic Data Processing, Inc.	9,129	866,616	(61,438)
Avery Dennison Corp.	139,868	10,562,151	318,180
Avnet, Inc.	135,824	5,526,250	50,684
Axis Capital Holdings Ltd.	59,316	3,181,418	41,220
Baker Hughes, Inc.	50,063	2,499,412	27,267
BancorpSouth, Inc.	21,035	490,732	(2,720)
Bank of America Corp.	222,991	3,372,330	117,480
Baxter International, Inc.	237,398	11,269,913	30,232
Bed Bath & Beyond, Inc.	20,647	915,488	(25,396)
Belden, Inc.	24,451	1,770,038	(83,163)
Bemis Co., Inc.	124,052	6,513,851	(185,958)
Berry Plastics Group, Inc.	21,894	945,330	14,721
Best Buy Co., Inc.	232,489	7,896,430	980,000
Big Lots, Inc.	130,536	7,019,621	(786,527)
Biogen, Inc.	31,209	8,822,722	946,631
Boeing Co. (The)	26,114	3,474,261	(34,003)
Booz Allen Hamilton Holding Corp.	81,744	2,501,308	82,620
Boston Beer Co., Inc. (The)	11,074	1,808,339	(88,989)
Boston Scientific Corp.	182,924	4,375,968	(22,376)
Brinker International, Inc.	41,009	2,005,266	62,818
Broadridge Financial Solutions, Inc.	65,637	4,426,002	23,530

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brocade Communications Systems, Inc.	1,401,152	$13,088,620	$(155,987)
Bruker Corp.	356,715	8,612,570	(532,975)
Brunswick Corp.	136,738	6,528,064	142,016
Bunge Ltd.	42,984	2,628,472	(82,529)
Burlington Stores, Inc.	46,329	3,582,128	171,447
BWX Technologies, Inc.	190,890	6,991,727	332,722
CA, Inc.	198,299	6,781,566	(221,835)
Cabot Corp.	69,645	3,506,633	143,461
Cadence Design Systems, Inc.	141,617	3,618,555	(3,073)
Campbell Soup Co.	53,046	3,235,365	(333,749)
Capital One Financial Corp.	37,618	2,612,692	89,409
Cardinal Health, Inc.	46,282	3,795,471	(199,359)
Carlisle Cos., Inc.	114,325	12,160,707	(434,392)
Carter’s, Inc.	59,320	6,373,761	(1,230,124)
CDW Corp.	108,859	4,657,142	320,980
Celanese Corp.	47,149	3,080,823	57,414
Celgene Corp.	35,057	3,717,847	(53,339)
CenterPoint Energy, Inc.	151,514	3,613,494	(93,823)
CenturyLink, Inc.	128,727	3,909,471	(378,490)
Cerner Corp.	34,952	2,128,227	30,059
CH Robinson Worldwide, Inc.	9,415	672,608	(9,227)
Charles River Laboratories International, Inc.	60,456	5,147,828	(109,425)
Cheesecake Factory, Inc. (The)	51,159	2,612,179	(51,159)
Chico’s FAS, Inc.	185,409	2,174,035	32,332
Choice Hotels International, Inc.	16,120	780,335	(53,645)
Church & Dwight Co., Inc.	73,887	3,680,374	(139,709)
Cintas Corp.	43,861	4,523,860	414,889
Cisco Systems, Inc.	311,794	9,422,127	467,979
Citigroup, Inc.	76,400	3,420,940	187,432
Citizens Financial Group, Inc.	83,621	1,902,535	163,740
Citrix Systems, Inc.	73,570	6,314,617	(44,981)
CLARCOR, Inc.	18,522	1,193,211	10,719
Clorox Co. (The)	37,850	5,152,142	(414,079)
Coach, Inc.	20,480	826,483	(77,734)
Coca-Cola Co. (The)	85,852	3,917,427	(284,170)
Cognizant Technology Solutions Corp.	76,114	4,343,552	(712,153)
Colgate-Palmolive Co.	49,464	3,685,068	(17,807)
Comcast Corp.	72,841	4,840,618	(8,346)
Comerica, Inc.	38,127	1,788,580	15,590

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Commerce Bancshares, Inc.	38,792	$1,878,773	$32,121
Commercial Metals Co.	236,658	4,028,027	(196,534)
Community Health Systems, Inc.	111,781	1,436,445	(146,492)
Computer Sciences Corp.	31,700	1,541,571	113,486
comScore, Inc.	41,187	1,143,351	119,442
ConAgra Foods, Inc.	38,767	1,830,503	(4,190)
ConocoPhillips	159,212	6,516,375	404,570
Consolidated Edison, Inc.	122,260	9,543,348	(337,170)
Constellation Brands, Inc.	4,346	717,069	6,496
Convergys Corp.	122,666	3,388,217	343,283
CoreLogic, Inc.	43,810	1,752,350	(34,122)
Corning, Inc.	117,593	2,597,729	183,346
CR Bard, Inc.	15,159	3,504,700	(104,839)
Cracker Barrel Old Country Store, Inc.	6,473	992,052	(136,192)
Crane Co.	42,903	2,638,150	65,168
Cree, Inc.	53,885	1,416,686	(30,764)
Crown Holdings, Inc.	137,950	7,356,661	518,905
CSX Corp.	175,296	5,086,201	260,327
Cummins, Inc.	58,143	7,072,444	378,581
Curtiss-Wright Corp.	26,078	2,347,461	28,505
Dana, Inc.	357,081	4,524,347	1,042,546
Danaher Corp.	56,272	4,450,470	(39,308)
Darden Restaurants, Inc.	47,082	2,919,413	(32,345)
Dean Foods Co.	252,437	4,651,752	(511,785)
Deckers Outdoor Corp.	9,524	605,377	(38,223)
Delta Air Lines, Inc.	88,676	3,385,235	105,052
Deluxe Corp.	22,696	1,569,655	(53,109)
Denbury Resources, Inc.	490,177	1,602,879	(19,607)
DeVry Education Group, Inc.	87,614	2,007,667	12,712
Diamond Offshore Drilling, Inc.	97,467	2,141,553	(425,159)
Dick’s Sporting Goods, Inc.	48,821	2,610,003	159,124
Dillard’s, Inc.	69,869	4,551,764	(149,319)
Discover Financial Services	72,120	4,115,458	(37,072)
Dolby Laboratories, Inc.	41,245	2,103,715	135,476
Dollar General Corp.	35,378	3,244,324	(768,217)
Domino’s Pizza, Inc.	9,159	1,307,897	82,897
Domtar Corp.	81,803	2,941,778	95,568
Dover Corp.	32,563	2,419,294	(21,355)
Dow Chemical Co. (The)	80,458	4,301,770	(131,632)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DR Horton, Inc.	133,919	$4,431,891	$(387,537)
Dr. Pepper Snapple Group, Inc.	90,164	8,711,646	(478,771)
Dril-Quip, Inc.	37,366	2,100,292	(17,511)
DST Systems, Inc.	30,216	3,673,659	(110,589)
DTE Energy Co.	79,395	7,625,384	(188,454)
Dun & Bradstreet Corp. (The)	19,273	2,480,059	153,019
Eastman Chemical Co.	19,590	1,294,448	31,403
Eaton Corp. plc	35,759	2,276,101	73,623
eBay, Inc.	377,422	10,175,288	2,241,896
Edgewell Personal Care Co.	24,979	1,935,281	51,050
Edison International	42,186	3,179,077	(131,138)
Edwards Lifesciences Corp.	26,960	2,982,975	267,323
Electronic Arts, Inc.	17,616	1,397,500	106,906
Emerson Electric Co.	121,686	6,653,738	(20,634)
Energen Corp.	51,919	2,641,814	354,950
Energizer Holdings, Inc.	42,602	2,112,834	15,561
Ensco plc	218,103	1,882,334	(28,459)
Entergy Corp.	89,542	7,159,872	(289,314)
Equifax, Inc.	7,524	1,006,523	6,057
Estee Lauder Cos., Inc. (The)	51,726	4,832,418	(251,564)
Esterline Technologies Corp.	63,340	4,124,741	691,632
Everest Re Group Ltd.	19,915	3,598,379	184,873
Exelon Corp.	107,300	3,927,259	(355,242)
Express Scripts Holding Co.	8,354	645,614	(56,406)
F5 Networks, Inc.	48,085	5,773,961	219,353
Facebook, Inc.	29,719	3,619,714	192,342
FactSet Research Systems, Inc.	9,513	1,585,056	(42,999)
Fair Isaac Corp.	7,894	1,004,663	(21,149)
FedEx Corp.	11,824	1,900,826	164,590
First American Financial Corp.	26,187	1,095,734	(67,109)
First Solar, Inc.	51,808	2,484,194	(438,296)
FirstEnergy Corp.	205,384	7,279,097	(484,994)
Fiserv, Inc.	27,055	2,823,213	(132,053)
Flex Ltd.	471,819	6,077,978	348,197
FLIR Systems, Inc.	26,004	830,273	(13,227)
Fluor Corp.	29,747	1,586,568	(59,952)
Foot Locker, Inc.	62,493	3,879,774	352,252
Ford Motor Co.	58,330	700,928	3,115
Fortune Brands Home & Security, Inc.	11,120	652,198	(6,126)
Franklin Resources, Inc.	70,342	2,513,562	(11,497)
FTI Consulting, Inc.	80,557	3,460,248	129,372

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GameStop Corp.	25,503	$780,858	$(77,230)
Gap, Inc. (The)	54,629	1,304,541	(89,592)
General Dynamics Corp.	27,564	3,886,524	390,306
General Mills, Inc.	50,453	3,646,743	(423,805)
General Motors Co.	378,979	11,833,878	206,284
Genpact Ltd.	126,685	3,182,338	(148,232)
Genuine Parts Co.	32,967	3,380,066	(68,531)
Gilead Sciences, Inc.	125,022	10,457,279	(565,539)
Graham Holdings Co.	2,573	1,294,039	(55,474)
Graphic Packaging Holding Co.	401,622	5,383,206	235,486
Great Plains Energy, Inc.	155,136	4,555,901	(322,239)
Greif, Inc.	12,218	603,820	2,071
Groupon, Inc.	768,328	2,958,063	998,826
Hanover Insurance Group, Inc. (The)	16,296	1,349,798	(120,753)
Hawaiian Electric Industries, Inc.	34,221	1,036,152	(14,655)
HD Supply Holdings, Inc.	182,323	6,592,683	(761,994)
Herman Miller, Inc.	198,691	6,357,422	(674,859)
Hershey Co. (The)	10,158	1,094,638	(123,533)
Hewlett Packard Enterprise Co.	125,461	2,537,443	316,794
Hologic, Inc.	37,557	1,368,577	89,761
Home Depot, Inc. (The)	11,207	1,527,824	(85,707)
Honeywell International, Inc.	30,954	3,642,285	(33,358)
HP, Inc.	1,193,543	16,871,616	1,664,107
HSN, Inc.	48,913	2,409,426	(462,688)
Hubbell, Inc.	36,815	3,942,746	23,702
Huntington Ingalls Industries, Inc.	85,173	14,312,290	(1,245,049)
Huntsman Corp.	512,781	8,251,108	91,839
IAC/InterActiveCorp.	28,495	1,687,189	92,894
IDACORP, Inc.	18,800	1,497,807	(26,143)
Illinois Tool Works, Inc.	42,869	5,076,505	60,916
Ingersoll-Rand plc	119,086	8,024,246	66,457
Ingredion, Inc.	58,997	7,868,885	(18,744)
Integrated Device Technology, Inc.	316,292	6,714,094	592,251
Intel Corp.	176,183	6,179,051	471,857
InterDigital, Inc.	29,756	2,232,109	124,566
International Business Machines Corp.	31,515	5,037,988	(31,830)
International Game Technology plc	61,451	1,509,992	(11,817)
International Paper Co.	110,735	5,195,306	117,760
Interpublic Group of Cos., Inc. (The)	171,691	4,036,091	(198,797)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intersil Corp.	28,893	$540,126	$93,498
Intrexon Corp.	65,759	1,772,717	69,850
Intuit, Inc.	42,193	4,712,834	(71,182)
Intuitive Surgical, Inc.	5,176	3,558,351	193,369
Invesco Ltd.	84,049	2,411,284	216,929
ITT, Inc.	24,043	810,249	51,452
j2 Global, Inc.	32,859	2,183,762	4,976
Jabil Circuit, Inc.	239,115	4,942,246	275,244
Jack Henry & Associates, Inc.	39,111	3,427,179	(81,233)
Jack in the Box, Inc.	25,046	2,219,827	183,086
Jacobs Engineering Group, Inc.	90,528	4,859,341	(177,233)
Jazz Pharmaceuticals plc	22,206	2,787,171	(89,586)
JetBlue Airways Corp.	129,468	2,396,453	(164,424)
JM Smucker Co. (The)	21,474	3,189,172	(278,586)
John Wiley & Sons, Inc.	53,354	2,961,508	(207,908)
Johnson & Johnson	71,371	8,698,184	(267,128)
JPMorgan Chase & Co.	62,257	4,087,116	58,578
Juniper Networks, Inc.	165,472	3,830,677	150,580
Kate Spade & Co.	95,557	1,932,271	(295,379)
KB Home	188,590	3,071,659	(31,588)
KBR, Inc.	131,543	1,959,275	30,970
Kennametal, Inc.	66,071	1,565,883	351,498
KeyCorp.	214,439	2,579,127	30,596
Kimberly-Clark Corp.	72,588	9,673,580	(517,330)
Kohl’s Corp.	85,443	3,483,973	254,158
L-3 Communications Holdings, Inc.	65,452	9,774,907	90,673
Laboratory Corp. of America Holdings	15,804	2,156,618	16,116
Lam Research Corp.	33,152	2,961,468	178,358
Lancaster Colony Corp.	28,295	3,635,318	102,169
Landstar System, Inc.	11,601	816,744	(26,948)
Lear Corp.	104,626	11,921,232	761,532
Leggett & Platt, Inc.	21,821	1,152,021	(157,420)
Leidos Holdings, Inc.	56,691	2,486,172	(32,586)
Lennox International, Inc.	29,711	4,437,560	227,958
Level 3 Communications, Inc.	39,479	1,865,485	(34,449)
Lexmark International, Inc.	34,956	1,252,881	143,961
Liberty Interactive Corp. QVC Group	70,501	1,870,392	(459,667)
Lincoln Electric Holdings, Inc.	24,381	1,518,934	7,804
Lincoln National Corp.	121,210	5,369,759	324,686
Lowe’s Cos., Inc.	43,487	3,526,032	(385,836)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LyondellBasell Industries NV	77,597	$6,093,795	$165,179
Macy’s, Inc.	113,582	4,003,766	204,448
Mallinckrodt plc	42,716	2,849,503	131,220
Manhattan Associates, Inc.	24,139	1,541,758	(150,869)
ManpowerGroup, Inc.	98,278	6,803,546	298,023
Marathon Petroleum Corp.	80,777	2,991,980	286,758
MarketAxess Holdings, Inc.	7,076	1,169,359	2,356
Marvell Technology Group Ltd.	301,546	3,039,584	961,932
Masco Corp.	267,587	9,279,766	(98,856)
Maxim Integrated Products, Inc.	141,776	5,545,837	115,279
McKesson Corp.	33,591	6,020,605	(419,306)
Medtronic plc	16,281	1,409,257	(2,579)
Mentor Graphics Corp.	193,910	4,242,751	884,230
Merck & Co., Inc.	83,554	5,062,505	152,100
Meredith Corp.	26,725	1,439,371	(49,938)
MetLife, Inc.	53,313	2,297,257	71,439
Mettler-Toledo International, Inc.	2,204	908,909	16,397
Michael Kors Holdings Ltd.	123,613	6,372,471	(588,619)
Michaels Cos., Inc. (The)	49,970	1,359,549	(151,774)
Micron Technology, Inc.	155,687	2,076,865	691,250
Microsoft Corp.	127,926	7,124,477	244,060
Mohawk Industries, Inc.	2,535	509,761	(1,899)
Molina Healthcare, Inc.	31,284	1,642,723	181,760
Morgan Stanley	114,456	3,527,155	142,304
Mondelez International, Inc.	49,866	2,264,914	(75,796)
Morningstar, Inc.	13,169	1,089,448	(45,542)
Motorola Solutions, Inc.	11,463	879,196	(4,798)
MSC Industrial Direct Co., Inc.	37,670	2,758,784	6,571
MSCI, Inc.	64,938	5,283,393	167,502
Murphy USA, Inc.	48,336	3,628,290	(179,033)
Mylan NV	10,598	431,004	(27,008)
Nasdaq, Inc.	131,132	8,991,425	(134,770)
NCR Corp.	67,362	2,207,236	(38,853)
NetApp, Inc.	69,734	1,781,704	716,168
NeuStar, Inc.	70,376	1,696,062	175,236
New York Times Co. (The)	135,283	1,729,988	(113,357)
News Corp.	114,529	1,424,741	176,375

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NIKE, Inc.	49,753	$2,872,738	$(253,243)
NiSource, Inc.	120,667	3,038,795	(129,513)
Norfolk Southern Corp.	43,754	4,084,481	162,283
Northrop Grumman Corp.	37,138	8,109,919	(164,244)
Nu Skin Enterprises, Inc.	162,735	8,568,687	1,973,286
Nuance Communications, Inc.	285,306	4,502,943	(366,006)
Nucor Corp.	72,824	3,732,870	(131,723)
NVIDIA Corp.	18,613	1,011,442	263,920
NVR, Inc.	1,626	2,760,211	(93,783)
Oceaneering International, Inc.	149,643	4,417,872	(301,193)
Office Depot, Inc.	579,732	2,075,636	(5,993)
Old Republic International Corp.	100,566	1,871,681	(99,708)
Omnicom Group, Inc.	34,651	2,908,275	37,060
ON Semiconductor Corp.	427,314	4,104,649	1,159,860
ONE Gas, Inc.	19,871	1,258,092	(29,269)
Oracle Corp.	74,710	3,110,488	(175,880)
Orbital ATK, Inc.	33,325	2,619,722	(79,357)
Oshkosh Corp.	56,946	3,103,403	85,573
Owens & Minor, Inc.	44,788	1,614,160	(58,672)
Owens Corning	162,353	8,922,999	(254,972)
Packaging Corp. of America	23,084	1,738,592	137,214
Parker-Hannifin Corp.	50,926	6,073,740	319,001
PepsiCo, Inc.	106,650	11,645,683	(45,363)
PerkinElmer, Inc.	23,072	1,278,705	15,865
Pfizer, Inc.	195,135	6,857,451	(248,229)
PG&E Corp.	89,093	5,664,823	(215,004)
Pilgrim’s Pride Corp.	68,278	1,633,931	(191,900)
Pinnacle West Capital Corp.	71,809	5,697,496	(240,730)
Pitney Bowes, Inc.	77,744	1,462,720	(50,889)
Plantronics, Inc.	62,078	2,892,817	332,756
PNC Financial Services Group, Inc. (The)	81,942	7,175,065	207,089
PNM Resources, Inc.	19,727	665,276	(19,808)
PolyOne Corp.	10,512	356,336	(925)
Pool Corp.	9,675	948,562	(34,081)
Popular, Inc.	46,180	1,632,220	132,779
PPG Industries, Inc.	21,146	2,225,743	(40,093)
PPL Corp.	22,524	812,767	(34,112)
Priceline Group, Inc. (The)	1,769	2,372,866	230,200
ProAssurance Corp.	18,390	943,223	21,884
Procter & Gamble Co. (The)	98,854	8,508,254	363,892
Progressive Corp. (The)	114,563	3,729,219	(120,484)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Prudential Financial, Inc.	70,142	$5,331,380	$395,715
Public Service Enterprise Group, Inc.	310,183	14,237,400	(1,250,037)
PVH Corp.	30,298	3,072,672	275,257
QEP Resources, Inc.	95,591	1,731,010	135,883
Qorvo, Inc.	14,438	900,260	(95,486)
QUALCOMM, Inc.	95,827	5,469,701	1,094,449
Quanta Services, Inc.	258,576	6,693,643	543,899
Quest Diagnostics, Inc.	21,200	1,770,686	23,470
Quintiles Transnational Holdings, Inc.	102,984	7,534,089	813,794
Rackspace Hosting, Inc.	10,161	242,340	79,662
Ralph Lauren Corp.	22,420	2,235,488	32,071
Raymond James Financial, Inc.	9,608	548,923	10,358
Raytheon Co.	66,013	9,215,876	(229,527)
Red Hat, Inc.	11,040	803,712	88,651
Regal Beloit Corp.	54,710	3,339,730	(85,032)
Regions Financial Corp.	208,741	1,964,776	95,498
Reinsurance Group of America, Inc.	41,205	4,142,325	305,342
Reliance Steel & Aluminum Co.	79,672	6,299,816	(561,041)
Republic Services, Inc.	67,536	3,479,492	(72,301)
Reynolds American, Inc.	37,879	1,988,319	(202,324)
Rice Energy, Inc.	36,663	974,917	(17,646)
Robert Half International, Inc.	187,096	7,376,940	(293,485)
Rockwell Automation, Inc.	40,383	4,812,902	127,554
Ross Stores, Inc.	50,195	3,055,250	172,288
Rowan Cos. plc	93,532	1,577,243	(159,298)
RPM International, Inc.	24,101	1,307,370	(12,664)
RR Donnelley & Sons Co.	217,587	3,867,160	(446,692)
Sally Beauty Holdings, Inc.	23,942	695,322	(80,491)
SCANA Corp.	128,543	9,468,429	(165,773)
Science Applications International Corp.	10,104	704,498	(3,584)
Scripps Networks Interactive, Inc.	19,544	1,243,583	(2,734)
Seagate Technology plc	59,919	1,931,783	378,095
Sherwin-Williams Co. (The)	14,585	4,294,918	(259,832)
Silicon Laboratories, Inc.	28,896	1,563,591	135,494

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Skechers U.S.A., Inc.	112,173	$3,654,596	$(1,085,835)
Snap-on, Inc.	14,654	2,298,794	(71,972)
Sonoco Products Co.	121,091	6,210,193	187,044
Southwest Airlines Co.	40,103	1,731,648	(172,042)
Southwestern Energy Co.	169,108	2,235,946	104,509
Spirit AeroSystems Holdings, Inc.	200,644	8,776,828	159,855
SPX Corp.	1,232	19,724	5,088
Stanley Black & Decker, Inc.	61,594	7,433,393	141,437
Staples, Inc.	285,785	2,539,086	(95,624)
State Street Corp.	24,736	1,715,729	6,639
Steel Dynamics, Inc.	192,204	5,104,985	(301,807)
SunTrust Banks, Inc.	97,257	4,210,361	49,495
SUPERVALU, Inc.	573,285	3,055,609	(194,917)
Symantec Corp.	75,156	1,563,245	323,171
Synaptics, Inc.	127,856	6,841,625	648,179
Synchrony Financial	176,215	4,933,150	870
SYNNEX Corp.	60,388	6,175,846	715,028
Synopsys, Inc.	90,273	5,108,170	249,533
Synovus Financial Corp.	11,757	376,808	5,647
Sysco Corp.	60,815	3,166,430	(185,887)
T Rowe Price Group, Inc.	14,714	1,097,517	(119,036)
Tableau Software, Inc.	37,872	2,031,075	62,110
Target Corp.	71,430	5,205,790	(299,978)
Tech Data Corp.	120,868	9,322,280	916,448
TEGNA, Inc.	77,932	1,677,333	26,260
Teledyne Technologies, Inc.	9,040	940,522	35,166
Teleflex, Inc.	13,209	2,278,774	(59,002)
Telephone & Data Systems, Inc.	75,227	2,357,614	(312,944)
Teradata Corp.	172,039	5,036,749	296,460
Teradyne, Inc.	273,220	5,645,236	250,852
Tesoro Corp.	73,883	5,656,476	221,656
Texas Instruments, Inc.	86,426	5,889,108	176,268
Textron, Inc.	111,708	4,421,914	18,479
Thor Industries, Inc.	98,979	7,508,619	874,902
Time Warner, Inc.	19,912	1,558,986	26,208
Timken Co. (The)	100,740	3,279,945	260,059
TJX Cos., Inc. (The)	71,459	5,656,063	(312,359)
Toll Brothers, Inc.	21,496	631,168	10,703
Torchmark Corp.	20,186	1,275,400	14,283
Toro Co. (The)	49,926	2,382,958	(44,424)
Total System Services, Inc.	46,957	2,577,470	(363,447)
Travelers Cos., Inc. (The)	34,323	4,015,999	(84,299)
Trimble Navigation Ltd.	10,442	295,485	2,739
Trinity Industries, Inc.	100,336	2,103,043	323,082
TripAdvisor, Inc.	15,533	1,029,750	(48,375)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tupperware Brands Corp.	22,629	$1,413,428	$65,830
Tyson Foods, Inc.	156,714	11,072,289	629,545
U.S. Bancorp	47,037	1,993,742	23,675
UGI Corp.	70,533	3,250,449	(59,537)
Union Pacific Corp.	19,502	1,864,307	37,723
United Continental Holdings, Inc.	210,074	10,019,017	1,003,565
United Natural Foods, Inc.	68,298	3,290,458	(555,806)
United Rentals, Inc.	25,941	2,129,102	(92,993)
United States Steel Corp.	28,340	559,293	(24,800)
United Technologies Corp.	55,167	5,884,046	(279,079)
United Therapeutics Corp.	75,385	8,357,181	544,280
UnitedHealth Group, Inc.	24,672	3,459,515	(5,435)
Universal Health Services, Inc.	13,345	1,728,849	(84,478)
Unum Group	146,741	4,944,543	236,881
Urban Outfitters, Inc.	174,794	5,175,650	858,239
Vail Resorts, Inc.	9,308	1,471,706	(11,467)
Valero Energy Corp.	135,330	6,982,786	189,704
Validus Holdings Ltd.	54,826	2,663,745	67,686
Vantiv, Inc.	34,891	2,058,220	(94,904)
VCA, Inc.	12,451	866,042	5,279
Vectren Corp.	46,561	2,392,549	(55,187)
VeriFone Systems, Inc.	41,187	784,356	(136,072)
Verizon Communications, Inc.	88,022	4,845,388	(270,004)
Vishay Intertechnology, Inc.	215,731	2,825,232	214,417
Visteon Corp.	45,865	3,234,138	52,548
VMware, Inc.	21,971	1,374,725	236,847
Voya Financial, Inc.	59,157	1,612,028	92,877
VWR Corp.	107,145	3,179,869	(141,237)
Waddell & Reed Financial, Inc.	181,925	3,352,255	(48,497)
Wal-Mart Stores, Inc.	165,209	12,096,816	(181,943)
Waste Management, Inc.	110,853	7,268,036	(200,048)
Waters Corp.	10,114	1,506,278	96,690
Watsco, Inc.	40,859	5,768,049	(11,015)
WebMD Health Corp.	15,401	803,740	(38,310)
WellCare Health Plans, Inc.	96,239	10,639,304	629,320
Wells Fargo & Co.	110,304	5,051,497	(167,236)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Werner Enterprises, Inc.	60,636	$1,480,731	$(69,731)
WESCO International, Inc.	23,792	1,330,431	132,540
West Pharmaceutical Services, Inc.	47,050	3,607,341	(102,116)
Western Refining, Inc.	56,398	1,148,827	343,464
Westlake Chemical Corp.	104,706	5,098,608	503,163
Whirlpool Corp.	25,007	4,353,756	(298,621)
Woodward, Inc.	17,434	1,069,379	19,897
World Fuel Services Corp.	92,817	4,413,083	(119,369)
Worthington Industries, Inc.	67,376	3,021,950	214,120
WR Grace & Co.	14,752	1,089,546	(848)
Wyndham Worldwide Corp.	24,522	1,773,445	(122,379)
Xcel Energy, Inc.	61,770	2,644,999	(103,782)
Xerox Corp.	632,718	6,155,517	253,916
Xilinx, Inc.	111,350	5,616,945	433,814
Xylem, Inc.	68,506	3,406,230	186,910
Yelp, Inc.	35,710	1,204,712	284,395
Yum! Brands, Inc.	17,116	1,499,362	54,942
Zynga, Inc.	593,397	1,665,741	61,044

			14,435,653

Total of Long Equity Positions			14,583,962

Common Stock

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(93,493)	(7,006,237)	22,309

Ireland
XL Group Ltd.	(148,786)	(5,031,282)	27,609

Panama
Copa Holdings SA	(24,330)	(1,627,532)	(511,805)

Singapore
Broadcom Ltd.	(31,125)	(5,208,290)	(161,395)

Sweden
Autoliv, Inc.	(9,452)	(1,017,499)	8,025

United Kingdom
Delphi Automotive plc	(97,059)	(6,657,608)	(264,639)
Liberty Global plc	(232,358)	(7,499,992)	(442,004)
Noble Corp. plc	(83,924)	(487,800)	(44,278)
Pentair plc	(62,606)	(3,935,683)	(86,127)

			(837,048)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
3D Systems Corp.	(70,370)	$(948,588)	$(314,554)
Abbott Laboratories	(78,603)	(3,468,051)	143,930
Acadia Healthcare Co., Inc.	(315,942)	(16,746,730)	1,091,804
ACI Worldwide, Inc.	(63,567)	(1,209,857)	(22,072)
Acuity Brands, Inc.	(19,448)	(5,127,433)	(18,508)
Acxiom Corp.	(34,337)	(780,823)	(134,258)
Advance Auto Parts, Inc.	(40,916)	(6,510,051)	408,657
AECOM	(119,518)	(3,970,436)	417,166
Air Lease Corp.	(169,543)	(4,943,064)	97,525
Akorn, Inc.	(70,099)	(2,071,049)	160,150
Albemarle Corp.	(30,586)	(2,636,819)	22,022
Alcoa, Inc.	(206,645)	(2,250,911)	155,531
Alexion Pharmaceuticals, Inc.	(4,671)	(640,850)	68,466
Alkermes plc	(60,353)	(2,894,565)	56,163
Alleghany Corp.	(2,712)	(1,435,317)	11,462
Allegheny Technologies, Inc.	(180,333)	(2,785,985)	(472,633)
Allegion plc	(40,273)	(2,859,402)	84,190
Allergan plc	(32,302)	(8,060,866)	621,392
Alliance Data Systems Corp.	(24,259)	(5,037,542)	(166,741)
Alliant Energy Corp.	(42,153)	(1,657,106)	42,225
Allied World Assurance Co. Holdings AG	(17,484)	(703,539)	(3,165)
Ally Financial, Inc.	(301,224)	(5,459,255)	(405,577)
Alnylam Pharmaceuticals, Inc.	(89,834)	(6,078,401)	(10,548)
AMERCO	(1,373)	(447,176)	2,009
American Airlines Group, Inc.	(146,383)	(5,254,397)	(104,684)
American Express Co.	(74,120)	(4,837,232)	90,588
AMETEK, Inc.	(84,845)	(4,035,238)	(18,656)
Amphenol Corp.	(76,184)	(4,641,754)	(304,112)
AmTrust Financial Services, Inc.	(75,106)	(1,877,660)	(137,434)
Aon plc	(30,708)	(3,393,848)	(60,495)
Apache Corp.	(102,240)	(5,686,068)	(844,001)
AptarGroup, Inc.	(35,169)	(2,765,894)	43,462
Aqua America, Inc.	(57,649)	(1,962,948)	205,807
Arch Capital Group Ltd.	(21,404)	(1,696,545)	64
Arista Networks, Inc.	(24,683)	(1,761,873)	(338,157)
Armstrong World Industries, Inc.	(22,524)	(1,010,048)	79,357
ARRIS International plc	(295,438)	(7,377,087)	(992,672)
Arthur J Gallagher & Co.	(98,410)	(4,789,413)	(216,704)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Artisan Partners Asset Management, Inc.	(106,746)	$(2,971,006)	$67,515
Ascena Retail Group, Inc.	(508,217)	(3,792,342)	951,409
Ashland Global Holdings, Inc.	(15,911)	(1,926,345)	81,464
Associated Banc-Corp.	(40,600)	(739,629)	(55,725)
athenahealth, Inc.	(17,954)	(2,297,640)	33,282
Autodesk, Inc.	(47,879)	(2,860,620)	(602,468)
AutoNation, Inc.	(62,456)	(3,213,027)	170,795
AutoZone, Inc.	(7,739)	(6,055,447)	109,264
Avangrid, Inc.	(45,295)	(1,992,658)	100,233
Avis Budget Group, Inc.	(236,081)	(8,679,509)	603,178
Avon Products, Inc.	(355,881)	(1,822,694)	(191,592)
Axalta Coating Systems Ltd.	(104,914)	(2,945,210)	(20,708)
B/E Aerospace, Inc.	(48,642)	(2,325,914)	(186,932)
Ball Corp.	(186,078)	(13,357,725)	(1,891,367)
Bank of Hawaii Corp.	(25,687)	(1,785,503)	(79,887)
Bank of New York Mellon Corp. (The)	(33,991)	(1,366,784)	11,223
Bank of the Ozarks, Inc.	(125,013)	(4,841,289)	40,790
BankUnited, Inc.	(67,783)	(2,211,081)	164,035
BB&T Corp.	(107,907)	(4,015,883)	(54,369)
Becton Dickinson and Co.	(12,581)	(2,204,074)	(57,109)
BioMarin Pharmaceutical, Inc.	(36,268)	(3,367,846)	12,331
Bio-Rad Laboratories, Inc.	(8,718)	(1,319,286)	(108,810)
Bio-Techne Corp.	(51,145)	(5,677,766)	77,388
Black Hills Corp.	(41,836)	(2,621,862)	60,662
Black Knight Financial Services, Inc.	(27,601)	(1,059,602)	(69,279)
BlackRock, Inc.	(4,384)	(1,568,508)	(20,517)
BorgWarner, Inc.	(175,855)	(5,657,255)	(529,324)
Bristol-Myers Squibb Co.	(53,639)	(4,074,418)	1,182,204
Brookdale Senior Living, Inc.	(174,540)	(3,054,765)	9,042
Brown & Brown, Inc.	(71,353)	(2,577,579)	(113,142)
Brown-Forman Corp.	(130,396)	(6,460,165)	274,179
Buffalo Wild Wings, Inc.	(5,072)	(689,437)	(24,396)
Cabela’s, Inc.	(67,410)	(3,568,685)	(134,146)
Cable One, Inc.	(1,997)	(1,042,174)	(124,074)
Cabot Oil & Gas Corp.	(58,055)	(1,471,694)	(26,125)
CalAtlantic Group, Inc.	(137,072)	(5,187,223)	603,535
Calpine Corp.	(232,183)	(3,055,774)	120,981

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CarMax, Inc.	(108,899)	$(6,069,484)	$259,723
Casey’s General Stores, Inc.	(5,920)	(777,568)	66,280
Catalent, Inc.	(185,471)	(4,654,515)	(138,056)
Caterpillar, Inc.	(51,534)	(4,268,932)	(305,741)
Cathay General Bancorp	(28,638)	(852,553)	(28,924)
CBOE Holdings, Inc.	(29,574)	(2,016,651)	98,777
CBS Corp.	(15,144)	(821,467)	(7,516)
CDK Global, Inc.	(24,327)	(1,409,750)	14,353
CEB, Inc.	(38,015)	(2,343,683)	273,006
Centene Corp.	(87,118)	(6,128,132)	294,711
CF Industries Holdings, Inc.	(372,725)	(9,220,056)	144,202
Charles Schwab Corp. (The)	(160,529)	(4,498,667)	(569,234)
Cheniere Energy, Inc.	(200,254)	(8,307,097)	(423,978)
Chesapeake Energy Corp.	(509,520)	(2,452,139)	(742,551)
Chevron Corp.	(24,859)	(2,610,700)	52,211
Chicago Bridge & Iron Co. NV	(64,720)	(2,493,014)	678,913
Chipotle Mexican Grill, Inc.	(24,548)	(9,932,776)	(463,302)
Chubb Ltd.	(19,137)	(2,406,099)	1,535
Ciena Corp.	(137,993)	(2,911,726)	(96,522)
Cimarex Energy Co.	(23,138)	(2,737,457)	(371,596)
Cincinnati Financial Corp.	(12,148)	(917,996)	1,794
Cinemark Holdings, Inc.	(21,151)	(801,659)	(8,001)
CIT Group, Inc.	(41,346)	(1,486,806)	(14,054)
Clean Harbors, Inc.	(48,390)	(2,482,970)	161,217
CME Group, Inc.	(6,953)	(717,755)	(8,973)
CMS Energy Corp.	(61,074)	(2,744,055)	178,336
CNO Financial Group, Inc.	(76,783)	(1,388,237)	215,760
Cognex Corp.	(78,737)	(3,468,023)	(694,014)
Colfax Corp.	(32,078)	(927,054)	(81,157)
CommScope Holding Co., Inc.	(139,353)	(4,413,310)	217,391
CommVault Systems, Inc.	(12,803)	(592,139)	(88,085)
Compass Minerals International, Inc.	(64,749)	(4,747,301)	(24,701)
Concho Resources, Inc.	(47,317)	(5,892,087)	(606,903)
CONSOL Energy, Inc.	(45,562)	(792,641)	(82,149)
Cooper Cos., Inc. (The)	(24,197)	(4,387,800)	50,246
Copart, Inc.	(70,473)	(3,589,701)	(184,832)
Core Laboratories NV	(32,442)	(4,055,250)	411,040
CoStar Group, Inc.	(12,147)	(2,669,546)	39,356
Costco Wholesale Corp.	(36,791)	(5,880,353)	269,358

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Covanta Holding Corp.	(453,841)	$(7,523,338)	$538,725
CST Brands, Inc.	(39,237)	(1,815,007)	(71,900)
Cullen/Frost Bankers, Inc.	(36,878)	(2,535,758)	(117,246)
CVS Health Corp.	(27,314)	(2,663,462)	232,789
Cypress Semiconductor Corp.	(259,407)	(2,884,606)	(269,783)
DaVita, Inc.	(55,918)	(3,924,000)	229,498
Deere & Co.	(27,039)	(2,266,409)	(41,370)
DENTSPLY SIRONA, Inc.	(23,925)	(1,445,142)	23,279
Devon Energy Corp.	(46,752)	(1,759,687)	(302,544)
DexCom, Inc.	(122,331)	(9,969,083)	(754,453)
Diebold, Inc.	(222,416)	(5,933,397)	419,704
Discovery Communications, Inc.	(157,472)	(4,097,883)	(141,263)
DISH Network Corp.	(81,237)	(4,224,496)	(225,667)
Dollar Tree, Inc.	(79,909)	(7,649,689)	1,342,471
Dominion Resources, Inc.	(303,366)	(23,351,305)	820,312
Donaldson Co., Inc.	(43,148)	(1,530,028)	(80,687)
Duke Energy Corp.	(11,966)	(1,020,102)	62,343
Dunkin’ Brands Group, Inc.	(136,134)	(6,485,745)	(604,114)
E*TRADE Financial Corp.	(33,922)	(845,173)	(142,636)
Eaton Vance Corp.	(20,971)	(791,834)	(27,083)
Ecolab, Inc.	(29,481)	(3,550,477)	(37,950)
Eli Lilly & Co.	(16,586)	(1,321,476)	(9,716)
Endo International plc	(15,027)	(334,895)	32,101
Endurance Specialty Holdings Ltd.	(12,845)	(838,210)	(2,496)
Envision Healthcare Holdings, Inc.	(348,559)	(8,270,262)	507,853
EOG Resources, Inc.	(54,087)	(4,502,743)	(728,011)
EQT Corp.	(11,859)	(894,999)	33,798
Eversource Energy	(54,499)	(3,062,204)	109,448
Expedia, Inc.	(24,362)	(2,803,190)	(40,343)
Expeditors International of Washington, Inc.	(24,633)	(1,263,387)	(5,705)
Exxon Mobil Corp.	(16,116)	(1,528,119)	121,515
Fastenal Co.	(157,627)	(6,789,214)	203,558
Fidelity National Information Services, Inc.	(41,390)	(3,213,661)	25,390
Fifth Third BanCorp.	(95,207)	(1,949,935)	1,999
FireEye, Inc.	(320,049)	(5,186,493)	472,171
First Data Corp.	(734,108)	(9,130,011)	(530,850)
First Horizon National Corp.	(153,447)	(2,255,339)	(81,658)
First Republic Bank	(42,510)	(3,022,461)	(255,485)
FleetCor Technologies, Inc.	(21,482)	(3,388,702)	(343,366)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Flowers Foods, Inc.	(142,605)	$(2,159,724)	$3,537
FMC Corp.	(70,479)	(3,452,061)	45,107
FNB Corp.	(184,324)	(2,301,253)	34,068
FNF Group	(127,590)	(4,727,089)	17,742
Fossil Group, Inc.	(35,246)	(998,297)	19,516
Frank’s International NV	(24,350)	(357,215)	40,665
Freeport-McMoRan, Inc.	(186,183)	(2,446,445)	424,497
Frontier Communications Corp.	(2,030,258)	(9,815,347)	1,369,474
Garmin Ltd.	(18,914)	(859,263)	(50,690)
Gartner, Inc.	(9,309)	(848,485)	25,104
GATX Corp.	(106,913)	(5,034,310)	271,336
General Electric Co.	(176,635)	(5,813,058)	581,129
Genesee & Wyoming, Inc.	(92,421)	(6,119,443)	(252,985)
Gentex Corp.	(149,686)	(2,431,489)	(196,997)
Genworth Financial, Inc.	(1,107,743)	(3,144,736)	(2,349,670)
Global Payments, Inc.	(99,348)	(7,478,741)	(147,211)
GoDaddy, Inc.	(78,647)	(2,451,913)	(263,768)
Goodyear Tire & Rubber Co. (The)	(32,051)	(863,055)	(172,192)
Granite Construction, Inc.	(66,826)	(3,335,126)	11,201
Guess?, Inc.	(37,760)	(533,794)	(17,879)
Guidewire Software, Inc.	(31,183)	(1,942,149)	71,793
H&R Block, Inc.	(34,432)	(825,808)	28,708
Hain Celestial Group, Inc. (The)	(73,550)	(3,516,102)	899,193
Halliburton Co.	(98,871)	(4,449,927)	12,597
Halyard Health, Inc.	(82,350)	(2,848,326)	(5,925)
Hancock Holding Co.	(68,025)	(1,901,794)	(304,257)
Hanesbrands, Inc.	(203,002)	(5,348,896)	223,095
Harley-Davidson, Inc.	(153,351)	(7,741,067)	(323,662)
Harman International Industries, Inc.	(37,617)	(2,958,132)	(218,624)
Harris Corp.	(110,742)	(9,663,166)	(481,908)
HCA Holdings, Inc.	(64,049)	(4,805,718)	(38,308)
HEICO Corp.	(26,252)	(1,834,699)	18,061
Helmerich & Payne, Inc.	(42,912)	(2,864,587)	(23,391)
Henry Schein, Inc.	(26,737)	(4,544,494)	186,897
Hess Corp.	(42,220)	(2,396,767)	132,931
Hexcel Corp.	(68,851)	(2,897,068)	(153,031)
Hill-Rom Holdings, Inc.	(16,557)	(832,652)	(193,551)
Hilton Worldwide Holdings, Inc.	(137,105)	(3,305,994)	162,177
Howard Hughes Corp. (The)	(44,201)	(5,149,957)	88,942

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Huntington Bancshares, Inc.	(82,673)	$(775,139)	$(40,017)
IDEXX Laboratories, Inc.	(40,486)	(3,795,967)	(768,019)
IHS Markit Ltd.	(146,476)	(5,212,105)	(288,068)
Illumina, Inc.	(86,609)	(13,499,779)	(2,233,612)
Incyte Corp.	(62,962)	(5,209,393)	(727,294)
Intercontinental Exchange, Inc.	(8,083)	(2,125,102)	(52,135)
International Flavors & Fragrances, Inc.	(29,677)	(4,029,734)	(213,187)
Ionis Pharmaceuticals, Inc.	(41,143)	(1,392,267)	(115,213)
IPG Photonics Corp.	(13,274)	(1,102,929)	9,815
Janus Capital Group, Inc.	(77,035)	(1,121,731)	42,470
JB Hunt Transport Services, Inc.	(64,857)	(5,267,423)	4,926
JC Penney Co., Inc.	(668,136)	(5,863,159)	(297,055)
Johnson Controls International plc	(124,702)	(5,779,092)	(23,292)
Juno Therapeutics, Inc.	(33,373)	(988,028)	(13,496)
Kansas City Southern	(50,832)	(4,876,360)	132,718
KAR Auction Services, Inc.	(22,820)	(966,199)	(18,712)
Kinder Morgan, Inc.	(33,777)	(721,959)	(59,303)
Kirby Corp.	(76,508)	(4,592,000)	(163,737)
KLX, Inc.	(139,202)	(4,704,828)	(195,083)
Knowles Corp.	(339,244)	(5,221,495)	455,117
Kosmos Energy Ltd.	(494,689)	(2,879,236)	(291,721)
L Brands, Inc.	(30,922)	(2,201,371)	13,021
Laredo Petroleum, Inc.	(133,298)	(1,425,302)	(294,242)
Las Vegas Sands Corp.	(21,724)	(1,142,415)	(107,584)
Legg Mason, Inc.	(12,052)	(403,676)	175
Lennar Corp.	(75,526)	(3,689,470)	491,699
Leucadia National Corp.	(272,479)	(4,948,044)	(239,957)
Liberty Broadband Corp.	(69,295)	(4,295,597)	(657,610)
LifePoint Health, Inc.	(60,615)	(3,484,204)	(106,023)
Lions Gate Entertainment Corp.	(142,789)	(2,922,960)	68,608
LivaNova plc	(19,265)	(1,173,364)	15,345
Live Nation Entertainment, Inc.	(168,235)	(4,258,351)	(364,746)
LKQ Corp.	(22,410)	(744,147)	(50,511)
Lockheed Martin Corp.	(27,883)	(7,028,731)	344,618
Loews Corp.	(145,311)	(5,992,626)	13,078
Louisiana-Pacific Corp.	(170,991)	(3,368,523)	148,762

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LPL Financial Holdings, Inc.	(10,227)	$(294,908)	$(10,982)
lululemon athletica, Inc.	(14,014)	(1,089,589)	235,015
M&T Bank Corp.	(16,306)	(1,932,750)	39,624
Macquarie Infrastructure Corp.	(100,801)	(7,785,995)	(604,680)
Madison Square Garden Co. (The)	(26,036)	(4,669,720)	258,961
Manitowoc Foodservice, Inc.	(130,488)	(2,292,386)	175,871
Marathon Oil Corp.	(39,880)	(576,079)	(54,424)
Markel Corp.	(4,007)	(3,749,391)	27,810
Marsh & McLennan Cos., Inc.	(42,182)	(2,803,416)	(33,324)
Martin Marietta Materials, Inc.	(14,966)	(2,989,554)	308,993
Mastercard, Inc.	(58,567)	(5,474,174)	(486,189)
Mattel, Inc.	(105,471)	(3,445,295)	251,633
MAXIMUS, Inc.	(72,680)	(4,215,183)	104,402
McCormick & Co., Inc.	(14,072)	(1,373,073)	(33,002)
MDU Resources Group, Inc.	(267,111)	(6,517,508)	(277,795)
Mead Johnson Nutrition Co.	(64,652)	(5,652,679)	544,525
MEDNAX, Inc.	(133,991)	(9,462,750)	585,847
Mercury General Corp.	(44,836)	(2,429,626)	(29,629)
MGM Resorts International	(52,686)	(1,252,648)	(118,769)
Microchip Technology, Inc.	(122,632)	(7,245,320)	(375,033)
Microsemi Corp.	(110,264)	(4,013,724)	(615,158)
Middleby Corp. (The)	(45,637)	(5,427,060)	(214,586)
Molson Coors Brewing Co.	(39,413)	(3,906,222)	(421,325)
Monster Beverage Corp.	(43,799)	(6,729,463)	299,332
Moody’s Corp.	(32,803)	(3,420,651)	(131,258)
Mosaic Co. (The)	(196,927)	(5,505,099)	688,265
Murphy Oil Corp.	(54,512)	(1,562,323)	(94,842)
Nabors Industries Ltd.	(151,999)	(1,494,150)	(354,158)
National Fuel Gas Co.	(68,303)	(3,895,868)	202,725
National Instruments Corp.	(106,775)	(3,049,580)	17,170
National Oilwell Varco, Inc.	(61,628)	(2,091,921)	(172,291)
Navient Corp.	(76,049)	(1,064,153)	(36,276)
Netflix, Inc.	(65,565)	(6,365,659)	(95,771)
NetScout Systems, Inc.	(284,456)	(7,098,963)	(1,221,375)
Neurocrine Biosciences, Inc.	(92,729)	(4,551,523)	(144,274)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
New Jersey Resources Corp.	(23,072)	$(773,251)	$15,105
Newell Brands, Inc.	(121,356)	(6,153,627)	(236,980)
Newfield Exploration Co.	(64,845)	(2,889,493)	71,330
NewMarket Corp.	(2,439)	(1,035,599)	(11,512)
Newmont Mining Corp.	(146,125)	(5,637,342)	(103,909)
NextEra Energy, Inc.	(18,285)	(2,307,984)	71,363
Nielsen Holdings plc	(123,734)	(6,644,669)	16,239
Noble Energy, Inc.	(77,331)	(2,831,720)	67,910
Northern Trust Corp.	(21,304)	(1,436,316)	(12,143)
NorthStar Asset Management Group, Inc.	(13,956)	(160,215)	(20,236)
Norwegian Cruise Line Holdings Ltd.	(199,171)	(7,953,177)	444,430
NOW, Inc.	(56,562)	(1,180,426)	(31,697)
NRG Energy, Inc.	(459,899)	(6,132,382)	976,914
Occidental Petroleum Corp.	(76,550)	(5,877,234)	295,208
OGE Energy Corp.	(104,299)	(3,360,604)	62,669
Oil States International, Inc.	(24,823)	(796,452)	12,790
Old Dominion Freight Line, Inc.	(52,205)	(3,524,970)	(56,815)
Olin Corp.	(182,909)	(4,339,614)	586,321
OneMain Holdings, Inc.	(29,149)	(909,927)	7,765
ONEOK, Inc.	(84,515)	(4,046,113)	(297,113)
O’Reilly Automotive, Inc.	(10,439)	(2,947,691)	23,622
Owens-Illinois, Inc.	(209,198)	(3,812,032)	(35,119)
PACCAR, Inc.	(13,317)	(745,819)	(36,954)
PacWest Bancorp	(117,126)	(4,855,945)	(169,931)
Palo Alto Networks, Inc.	(95,062)	(12,354,387)	(2,791,842)
Pandora Media, Inc.	(731,327)	(9,651,326)	(828,590)
Panera Bread Co.	(16,924)	(3,504,888)	209,447
PAREXEL International Corp.	(24,715)	(1,594,365)	(122,092)
Parsley Energy, Inc.	(38,749)	(1,100,297)	(198,182)
Patterson Cos., Inc.	(125,139)	(6,071,142)	322,257
Patterson-UTI Energy, Inc.	(171,152)	(3,578,207)	(250,463)
PayPal Holdings, Inc.	(68,477)	(2,639,959)	(165,544)
PBF Energy, Inc.	(162,826)	(3,700,416)	14,035
Penske Automotive Group, Inc.	(70,876)	(2,884,704)	(530,102)
People’s United Financial, Inc.	(279,777)	(4,354,717)	(71,355)
Perrigo Co. plc	(51,725)	(4,778,049)	2,280
Philip Morris International, Inc.	(49,728)	(4,990,742)	156,186
Phillips 66	(14,187)	(1,104,766)	(37,997)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pinnacle Foods, Inc.	(37,447)	$(1,867,367)	$(11,349)
Platform Specialty Products Corp.	(607,078)	(5,488,715)	565,312
Praxair, Inc.	(20,177)	(2,394,203)	(43,784)
Premier, Inc.	(138,524)	(4,553,841)	73,974
Prestige Brands Holdings, Inc.	(60,170)	(3,151,690)	247,284
Primerica, Inc.	(24,921)	(1,387,970)	66,409
Principal Financial Group, Inc.	(43,864)	(2,235,138)	(24,296)
Prosperity Bancshares, Inc.	(36,440)	(1,947,870)	(52,322)
PTC, Inc.	(28,907)	(1,169,349)	(111,520)
PulteGroup, Inc.	(177,692)	(3,596,839)	35,891
QIAGEN NV	(86,988)	(2,045,332)	(341,618)
Range Resources Corp.	(40,811)	(1,745,451)	164,024
Regeneron Pharmaceuticals, Inc.	(2,419)	(964,992)	(7,494)
RenaissanceRe Holdings Ltd.	(18,418)	(2,146,428)	(66,679)
Restoration Hardware Holdings, Inc.	(226,830)	(7,179,645)	(664,136)
Rockwell Collins, Inc.	(104,204)	(8,901,383)	112,817
Rollins, Inc.	(86,194)	(2,468,711)	(55,049)
Roper Technologies, Inc.	(43,730)	(7,640,641)	(338,773)
Royal Caribbean Cruises Ltd.	(61,574)	(4,411,569)	(203,402)
Royal Gold, Inc.	(25,268)	(1,981,898)	25,397
RPC, Inc.	(202,185)	(3,090,270)	(306,438)
Ryder System, Inc.	(40,361)	(2,720,456)	58,648
S&P Global, Inc.	(13,051)	(1,525,140)	(126,595)
Sabre Corp.	(140,353)	(3,893,579)	(61,568)
salesforce.com, Inc.	(41,523)	(3,306,116)	344,280
Santander Consumer USA Holdings, Inc.	(232,101)	(2,735,359)	(86,989)
SBA Communications Corp.	(98,580)	(11,207,517)	150,784
Schlumberger Ltd.	(61,178)	(4,917,525)	106,487
Scotts Miracle-Gro Co. (The)	(6,297)	(524,032)	(319)
Seattle Genetics, Inc.	(82,069)	(3,486,538)	(946,009)
SEI Investments Co.	(26,882)	(1,238,734)	12,646
Sempra Energy	(130,984)	(14,350,025)	309,850
Sensata Technologies Holding NV	(308,866)	(11,434,979)	(542,844)
Service Corp. International	(89,854)	(2,436,130)	51,405
ServiceMaster Global Holdings, Inc.	(18,986)	(759,265)	119,816
ServiceNow, Inc.	(65,517)	(4,763,897)	(421,773)
Signature Bank	(12,297)	(1,587,666)	131,086
Signet Jewelers Ltd.	(72,657)	(6,223,945)	808,819

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Silgan Holdings, Inc.	(30,928)	$(1,592,662)	$28,015
Sirius XM Holdings, Inc.	(507,256)	(2,115,258)	—
Six Flags Entertainment Corp.	(60,017)	(3,222,951)	5,440
Skyworks Solutions, Inc.	(38,646)	(2,874,080)	(68,427)
SLM Corp.	(141,080)	(1,011,544)	(42,324)
SM Energy Co.	(43,198)	(1,321,985)	(344,594)
Snyder’s-Lance, Inc.	(167,972)	(5,825,142)	184,643
Sotheby’s	(117,685)	(3,677,133)	(797,250)
Southern Co. (The)	(19,914)	(1,067,789)	46,200
Spectrum Brands Holdings, Inc.	(38,533)	(4,478,305)	(827,304)
Spirit Airlines, Inc.	(224,944)	(10,281,317)	714,449
Splunk, Inc.	(77,365)	(4,564,512)	24,733
Sprouts Farmers Market, Inc.	(246,476)	(5,527,407)	437,678
SS&C Technologies Holdings, Inc.	(221,391)	(6,887,677)	(230,044)
Starbucks Corp.	(90,246)	(4,856,291)	(29,628)
Stericycle, Inc.	(119,355)	(11,617,155)	2,052,045
STERIS plc	(68,686)	(4,771,406)	(249,541)
Stifel Financial Corp.	(55,999)	(1,934,549)	(218,612)
Stryker Corp.	(38,447)	(4,439,301)	(36,314)
Superior Energy Services, Inc.	(145,236)	(2,495,844)	(103,881)
SVB Financial Group	(36,710)	(3,886,586)	(171,338)
Targa Resources Corp.	(79,718)	(3,433,605)	(481,346)
Tempur Sealy International, Inc.	(40,987)	(2,405,791)	80,188
Tenet Healthcare Corp.	(225,609)	(6,298,645)	1,186,345
Thermo Fisher Scientific, Inc.	(14,197)	(2,219,193)	(38,982)
Thomson Reuters Corp.	(27,864)	(1,162,416)	9,404
Tiffany & Co.	(100,209)	(6,712,700)	(565,480)
Time, Inc.	(132,608)	(2,028,246)	108,082
T-Mobile US, Inc.	(113,482)	(5,286,908)	(14,971)
Tractor Supply Co.	(42,037)	(3,393,178)	561,986
TransDigm Group, Inc.	(59,213)	(16,564,828)	(554,834)
Transocean Ltd.	(76,516)	(743,529)	(72,132)
TreeHouse Foods, Inc.	(87,690)	(8,222,894)	577,203
TRI Pointe Group, Inc.	(156,331)	(2,104,949)	44,506
Triumph Group, Inc.	(44,183)	(1,210,800)	(21,022)
Trustmark Corp.	(28,958)	(771,740)	(26,343)
Twenty-First Century Fox, Inc.	(108,750)	(2,851,150)	217,225
Twitter, Inc.	(238,611)	(4,478,635)	(1,021,349)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tyler Technologies, Inc.	(36,925)	$(6,136,367)	$(186,300)
Ulta Salon Cosmetics & Fragrance, Inc.	(4,595)	(1,105,537)	12,019
Ultimate Software Group, Inc. (The)	(23,885)	(5,088,690)	206,834
Umpqua Holdings Corp.	(52,548)	(836,039)	45,191
Under Armour, Inc.	(160,760)	(6,717,137)	498,940
United Parcel Service, Inc.	(67,678)	(7,433,205)	31,939
USG Corp.	(82,672)	(2,295,401)	158,329
Valley National Bancorp	(303,182)	(2,835,825)	(114,135)
Varian Medical Systems, Inc.	(15,173)	(1,445,093)	(65,075)
Veeva Systems, Inc.	(17,737)	(651,657)	(80,526)
Verisk Analytics, Inc.	(168,475)	(14,258,358)	564,710
Vertex Pharmaceuticals, Inc.	(44,676)	(4,188,735)	292,541
VF Corp.	(69,024)	(3,955,581)	86,786
Viacom, Inc.	(69,676)	(2,954,947)	300,291
ViaSat, Inc.	(43,481)	(3,252,941)	7,085
Visa, Inc.	(156,305)	(12,398,160)	(528,264)
Vista Outdoor, Inc.	(39,397)	(1,954,091)	383,727
Vulcan Materials Co.	(35,676)	(4,344,210)	286,779
WABCO Holdings, Inc.	(12,009)	(1,243,627)	(119,755)
Wabtec Corp.	(18,925)	(1,355,598)	(189,629)
Walgreens Boots Alliance, Inc.	(42,660)	(3,523,619)	84,369
Walt Disney Co. (The)	(31,121)	(2,988,873)	98,977
Weatherford International plc	(1,644,001)	(9,327,816)	88,530
Webster Financial Corp.	(92,164)	(3,376,954)	(126,199)
WEC Energy Group, Inc.	(119,782)	(7,695,993)	523,447
Wendy’s Co. (The)	(189,573)	(1,947,995)	(99,393)
Western Digital Corp.	(71,377)	(3,812,038)	(361,375)
Western Union Co. (The)	(131,330)	(2,742,924)	8,634
WestRock Co.	(156,697)	(6,751,987)	(844,684)
WEX, Inc.	(18,912)	(1,865,305)	(178,893)
WGL Holdings, Inc.	(22,659)	(1,615,587)	194,867
White Mountains Insurance Group Ltd.	(1,488)	(1,219,052)	(15,988)
Whiting Petroleum Corp.	(331,529)	(2,475,095)	(422,468)
Whole Foods Market, Inc.	(186,828)	(5,714,469)	417,895
Williams Cos., Inc. (The)	(124,259)	(3,035,129)	(783,351)
Williams-Sonoma, Inc.	(10,249)	(515,385)	(8,134)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Willis Towers Watson plc	(38,632)	$(4,767,050)	$(362,121)
WisdomTree Investments, Inc.	(760,130)	(8,604,967)	783,229
Workday, Inc.	(76,842)	(6,141,358)	(904,285)
WPX Energy, Inc.	(25,132)	(298,156)	(33,335)
WR Berkley Corp.	(31,201)	(1,814,373)	12,203
WW Grainger, Inc.	(20,524)	(4,571,052)	(43,564)
Wynn Resorts Ltd.	(52,019)	(5,046,757)	(20,934)
Yahoo!, Inc.	(81,547)	(3,291,225)	(223,451)
Zayo Group Holdings, Inc.	(321,405)	(9,218,428)	(330,515)
Zebra Technologies Corp.	(55,157)	(3,175,782)	(663,696)
Zillow Group, Inc.	(77,690)	(2,832,136)	140,177
Zimmer Biomet Holdings, Inc.	(24,612)	(3,072,070)	(127,982)
Zions Bancorporation	(97,423)	(2,519,359)	(502,703)
Zoetis, Inc.	(149,088)	(7,569,004)	(185,063)

			(15,033,051)

Total of Short Equity Positions			(16,485,356)

Total of Long and Short Equity Positions			(1,901,394)

Net Cash and Other Receivables/ (Payables) (b)			1,879,823

Swaps, at Value			$(21,571)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-54 months maturity ranging from 10/03/2016 - 12/21/2020	$3,807,931

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Air France-KLM	266,067	$1,756,364	$(324,600)
Arkema SA	35,259	3,062,440	201,920
Atos SE	71,590	6,625,674	1,081,610
BNP Paribas SA	82,930	4,170,975	94,413
Capgemini SA	44,941	4,199,230	206,941
Cie de Saint-Gobain	176,613	7,562,812	79,236
Cie Generale des Etablissements Michelin	71,644	7,564,917	368,588
CNP Assurances	122,217	1,888,913	164,445
Dassault Systemes	4,356	380,986	(2,840)
Eiffage SA	54,903	4,109,148	157,613
Elior Group	37,080	841,973	7,051
Engie SA	39,836	659,610	(41,965)
Faurecia	70,784	2,587,398	190,356
Ipsen SA	25,911	1,639,269	181,116
Lagardere SCA	70,785	1,736,155	66,477
L’Oreal SA	5,841	1,126,884	(22,879)
Orange SA	481,763	7,631,002	(82,956)
Peugeot SA	421,581	5,851,008	586,864
Publicis Groupe SA	28,186	2,099,222	33,550
Renault SA	63,327	5,322,676	(112,814)
Rexel SA	27,849	418,845	7,756
Safran SA	72,300	5,033,250	166,721
Sanofi	27,717	2,192,157	(81,482)
Schneider Electric SE	30,659	2,155,879	(23,120)
SCOR SE	80,192	2,390,243	103,568
SEB SA	3,568	483,200	20,720
Societe BIC SA	7,290	1,054,021	23,801
Sodexo SA	33,538	3,857,614	137,429
Technip SA	61,942	3,510,023	297,814
Teleperformance	50,838	4,698,150	724,797
Thales SA	83,704	7,418,385	289,155
Ubisoft Entertainment SA	7,758	298,507	(5,378)
Valeo SA	73,348	3,687,441	593,791
Veolia Environnement SA	196,043	4,260,627	256,518
Vinci SA	38,829	2,939,902	33,560
Vivendi SA	34,372	671,064	22,649

			5,400,425

Total of Long Equity Positions			5,400,425

Short Positions

Common Stocks
France
Accor SA	(134,260)	(5,388,345)	61,002
Aeroports de Paris	(4,019)	(398,608)	(182)
Air Liquide SA	(87,747)	(9,485,507)	75,822
Airbus Group SE	(36,005)	(2,113,539)	(70,207)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Alstom SA	(65,609)	$(1,609,317)	$(126,729)
AXA SA	(49,755)	(1,054,835)	(3,065)
Bollore SA	(1,116,150)	(3,827,530)	(58,024)
Bouygues SA	(58,990)	(1,817,240)	(139,063)
Bureau Veritas SA	(45,742)	(989,066)	7,669
Carrefour SA	(225,892)	(5,826,691)	(30,317)
Credit Agricole SA	(294,575)	(2,770,466)	(135,194)
Danone SA	(46,604)	(3,422,234)	(38,246)
Edenred	(436,389)	(9,734,905)	(462,487)
Electricite de France SA	(468,534)	(5,859,500)	156,404
Essilor International SA	(22,413)	(3,060,808)	169,631
Eutelsat Communications SA	(30,919)	(627,596)	(12,345)
Hermes International	(7,374)	(3,048,324)	46,285
Iliad SA	(7,595)	(1,472,131)	(122,338)
Ingenico Group SA	(59,110)	(6,910,084)	1,741,857
JCDecaux SA	(26,004)	(887,382)	46,554
Kering	(7,678)	(1,344,803)	(204,487)
Legrand SA	(36,961)	(2,118,232)	(60,587)
LVMH Moet Hennessy Louis Vuitton SE	(9,992)	(1,579,346)	(124,400)
Natixis SA	(516,591)	(2,229,655)	(180,698)
Orpea	(30,542)	(2,601,716)	(105,263)
Pernod Ricard SA	(48,518)	(5,516,184)	(230,008)
Plastic Omnium SA	(22,203)	(676,715)	(60,081)
Remy Cointreau SA	(27,096)	(2,301,416)	(10,796)
SFR Group SA	(23,518)	(705,180)	12,446
Societe Generale SA	(19,113)	(659,242)	(1,958)
TOTAL SA	(112,456)	(5,195,340)	(153,133)
Vallourec SA	(1,335,603)	(5,543,033)	(450,307)
Zodiac Aerospace	(310,420)	(7,042,035)	(512,842)

			(975,087)

Luxembourg
Eurofins Scientific SE	(3,121)	(1,293,914)	(123,885)
SES SA	(112,828)	(2,612,777)	(157,702)

			(281,587)

Total of Short Equity Positions			(1,256,674)

Total of Long and Short Equity Positions			4,143,751

Net Cash and Other Receivables/ (Payables) (b)			(335,820)

Swaps, at Value			$3,807,931

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$38,240,294	$38,240,294

CITI
Investment Companies	3,401,953	—	3,401,953

DTBK
Investment Companies	100,460,494	—	100,460,494

GSIN
Investment Companies	293,862,792	—	293,862,792

JPMC
Cash	11,240,000	—	11,240,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 96.9%

Investment Companies - 16.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (a)(b)	68,847,752	68,847,752
Dreyfus Treasury Cash Management, Class I, 0.21% (a)(b)	275,391,006	275,391,006
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (a)(b)(c)	1,495,333,865	1,495,333,865
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (a)(b)(c)	140,952,095	140,952,095
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (a)(b)	344,238,758	344,238,758

Total Investment Companies (Cost $2,324,763,476)		2,324,763,476

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 80.9%
U.S. Treasury Bill
0.38%, 10/6/2016 (b)(d)	391,847,000	391,843,473
0.34%, 10/13/2016 (b)(d)	244,828,000	244,816,493
0.40%, 10/27/2016 (b)(d)(e)	14,152,000	14,150,174
0.48%, 11/25/2016 (a)(b)(d)	637,415,000	637,259,471
0.48%,12/1/2016 (b)(d)(e)	1,032,664,000	1,032,357,299
0.43%,12/8/2016 (b)(d)(e)	928,964,000	928,653,726
0.40%, 12/15/2016 (b)(d)(e)	760,008,000	759,722,997
0.40%, 12/22/2016 (b)(d)(e)	455,261,000	455,021,988
0.34%, 1/5/2017 (b)(d)(e)	864,884,000	864,268,203
0.39%, 1/12/2017 (d)	152,110,400	151,999,055
0.43%, 1/19/2017 (b)(d)(e)	144,740,000	144,625,511
0.43%, 1/26/2017 (b)(d)(e)	1,025,822,000	1,024,903,889
0.39%, 2/2/2017 (b)(d)(e)	1,241,181,000	1,239,798,324
0.44%, 2/9/2017 (b)(d)	498,206,000	497,598,687
0.45%, 2/16/2017 (b)(d)(e)	502,000,000	501,354,930
0.45%, 2/23/2017 (b)(d)	41,246,000	41,188,462
0.48%, 3/2/2017 (b)(d)	502,874,000	502,109,632
0.47%, 3/9/2017 (b)(d)(e)	63,153,000	63,044,187
0.54%, 3/16/2017 (b)(d)	1,253,876,000	1,251,524,983
0.50%, 3/23/2017 (d)	93,922,000	93,734,062
0.42%, 3/30/2017 (b)(d)	950,723,000	948,673,241

Total U.S. Treasury Obligations (Cost $11,784,256,454)		11,788,648,787

TOTAL SHORT-TERM INVESTMENTS (Cost $14,109,019,930)		14,113,412,263

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $14,109,019,930)		14,113,412,263
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (f)		450,535,693

NET ASSETS - 100.0%		$14,563,947,956

(a)	Represents 7-day effective yield as of 9/30/2016.
(b)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index October Futures	10/2016	BRL	503,208,362	$(2,002,782)
CITI	Cocoa December Future^	11/2016	USD	(4,471,986)	302,876
DTBK	Cocoa December Future^	11/2016	USD	(4,459,680)	(40,750)
SOCG	Cocoa December Future^	11/2016	USD	3,281,955	217,245
SOCG	Cocoa December Future^	11/2016	USD	(13,246,090)	392,396
MACQ	Cocoa December Future^	11/2016	USD	(2,859,715)	181,545
CITI	Coffee ‘C’ December Futures^	11/2016	USD	37,257,712	2,069,513
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	12,110,351	108,368
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	35,486,312	(80,443)
CITI	Corn December Futures^	11/2016	USD	(41,787,550)	(407,225)
DTBK	Corn December Futures^	11/2016	USD	(48,639,880)	(2,445,095)
MACQ	Corn December Futures^	11/2016	USD	(43,954,366)	(227,234)
MLIN	Corn December Futures^	12/2016	USD	(1,594,813)	(4,750)
CITI	Cotton No. 2 December Futures^	11/2016	USD	7,476,325	(396,005)
DTBK	Cotton No. 2 December Futures^	11/2016	USD	7,527,825	(583,665)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	8,557,464	190,816
MACQ	Cotton No. 2 December Futures^	11/2016	USD	16,933,968	630,672
BANA	Hang Seng Index October Futures	10/2016	HKD	967,784,789	(789,166)
GSIN	Hang Seng Index October Futures	10/2016	HKD	69,192,878	(54,069)
MSCL	Hang Seng Index October Futures	10/2016	HKD	2,021,651,588	(1,706,070)
GSIN	H-SHARES Index October Futures	10/2016	HKD	1,263,514,496	(1,690,621)
MSCL	H-SHARES Index October Futures	10/2016	HKD	1,471,148,989	(2,159,279)
GSIN	KOSPI Index 200 December Futures	12/2016	KRW	37,200,586,600	(371,864)
MSCL	KOSPI Index 200 December Futures	12/2016	KRW	135,233,694,646	(999,812)
DTBK	Lean Hogs December Futures^	12/2016	USD	(2,243,640)	396,690
SOCG	Lean Hogs December Futures^	12/2016	USD	(602,265)	127,335
MACQ	Lean Hogs December Futures^	12/2016	USD	(8,756,503)	1,491,833
DTBK	Lean Hogs October Futures^	10/2016	USD	(2,478,420)	(437,400)
DTBK	Lean Hogs October Futures^	10/2016	USD	2,478,420	419,370
SOCG	Lean Hogs October Futures^	10/2016	USD	27,192,359	(7,660,799)
SOCG	Lean Hogs October Futures^	10/2016	USD	(27,192,359)	6,429,714
MACQ	Lean Hogs October Futures^	10/2016	USD	10,101,629	2,002,699
MACQ	Lean Hogs October Futures^	10/2016	USD	(10,101,629)	(1,659,240)
MLIN	Lean Hogs October Futures^	10/2016	USD	(10,341,920)	(2,818,850)
MLIN	Lean Hogs October Futures^	10/2016	USD	10,341,920	2,870,510
DTBK	Live Cattle December Futures^	12/2016	USD	(16,056,586)	717,436
SOCG	Live Cattle December Futures^	12/2016	USD	(59,891,314)	2,820,064
MACQ	Live Cattle December Futures^	12/2016	USD	(79,744,392)	4,170,042
MLIN	Live Cattle December Futures^	12/2016	USD	(50,519,622)	2,419,572
DTBK	Live Cattle October Futures^	10/2016	USD	16,660,500	1,509,020
DTBK	Live Cattle October Futures^	10/2016	USD	(16,660,500)	(781,412)
SOCG	Live Cattle October Futures^	10/2016	USD	63,088,175	6,715,175
SOCG	Live Cattle October Futures^	10/2016	USD	(63,088,175)	(3,038,442)
MACQ	Live Cattle October Futures^	10/2016	USD	153,963,437	16,334,197
MACQ	Live Cattle October Futures^	10/2016	USD	(153,963,437)	(12,515,896)
MLIN	Live Cattle October Futures^	10/2016	USD	51,646,510	4,134,950
MLIN	Live Cattle October Futures^	10/2016	USD	(51,646,510)	(2,638,012)
MSCL	MSCI Singapore Index October Futures	10/2016	SGD	21,048,043	118,461
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	38,328,995	(229,445)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	87,526,181	(1,041,911)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCL	MSCI Taiwan Stock Index October Futures	10/2016	USD	79,807,905	$(806,865)
BANA	SGX FTSE China A50 Index October Futures	10/2016	USD	33,882,920	(195,752)
GSIN	SGX FTSE China A50 Index October Futures	10/2016	USD	28,588,338	56,758
MSCL	SGX FTSE China A50 Index October Futures	10/2016	USD	31,889,260	(144,295)
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	54,011,062	(1,257,264)
MSCL	SGX S&P CNX Nifty Index October Futures	10/2016	USD	44,057,258	(819,560)
CITI	Soybean Meal December Futures^	11/2016	USD	(9,275,980)	793,432
CITI	Soybean Meal December Futures^	11/2016	USD	9,275,980	(2,205,420)
MACQ	Soybean Meal December Futures^	11/2016	USD	(78,963,548)	6,283,507
MACQ	Soybean Meal December Futures^	11/2016	USD	78,963,548	(20,331,828)
MLIN	Soybean Meal December Futures^	12/2016	USD	40,987,280	(10,428,080)
MLIN	Soybean Meal December Futures^	12/2016	USD	(40,987,280)	3,086,310
CITI	Soybean November Futures^	10/2016	USD	230,638,915	(38,407,915)
CITI	Soybean November Futures^	10/2016	USD	(230,638,915)	29,210,950
SOCG	Soybean November Futures^	10/2016	USD	(57,505,959)	291,038
SOCG	Soybean November Futures^	10/2016	USD	57,505,959	(9,710,559)
MACQ	Soybean November Futures^	10/2016	USD	(101,871,851)	5,726,127
MACQ	Soybean November Futures^	10/2016	USD	101,871,851	(17,204,351)
MLIN	Soybean November Futures^	11/2016	USD	(139,731,613)	2,557,300
MLIN	Soybean November Futures^	11/2016	USD	139,731,612	(23,534,412)
CITI	Soybean Oil December Futures^	11/2016	USD	12,236,454	(117,798)
SOCG	Soybean Oil December Futures^	11/2016	USD	20,032,058	(529,850)
MACQ	Soybean Oil December Futures^	11/2016	USD	(21,081,618)	(507,984)
MACQ	Soybean Oil December Futures^	11/2016	USD	54,911,997	(2,355,609)
BANA	Swiss Market Index December Futures	12/2016	CHF	58,458,347	(1,038,957)
BANA	Taiwan Stock Exchange October Futures	10/2016	TWD	8,007,657,692	738,921
CITI	Wheat December Futures^	11/2016	USD	(108,300,899)	8,986,799
DTBK	Wheat December Futures^	11/2016	USD	(10,679,705)	107,105
SOCG	Wheat December Futures^	11/2016	USD	(36,113,882)	2,104,682
MACQ	Wheat December Futures^	11/2016	USD	(11,776,829)	118,829
MLIN	Wheat December Futures^	12/2016	USD	(6,744,750)	(89,250)

					$(59,633,729)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
479	GSCO	Cocoa Futures^	12/2016	$14,811,925	$13,801,625	$(1,010,300)
2,067	MSCL	Coffee ‘C’ Futures^	12/2016	111,575,959	117,470,194	5,894,235
795	MSCL	Cotton No. 2 Futures^	12/2016	27,416,519	27,061,800	(354,719)
9,275	MSCL	Gold 100 OZ Futures^	12/2016	1,244,099,868	1,221,610,250	(22,489,618)
202	JPPC	LME Aluminum Futures^	10/2016	8,308,663	8,406,988	98,325
356	JPPC	LME Aluminum Futures^	10/2016	14,702,223	14,816,275	114,052
25	JPPC	LME Aluminum Futures^	10/2016	1,038,736	1,040,469	1,733
38	JPPC	LME Aluminum Futures^	10/2016	1,581,319	1,581,512	193
38	JPPC	LME Aluminum Futures^	10/2016	1,592,989	1,581,512	(11,477)
218	JPPC	LME Aluminum Futures^	10/2016	9,195,169	9,072,887	(122,282)
130	JPPC	LME Aluminum Futures^	10/2016	5,389,876	5,410,438	20,562
30	JPPC	LME Aluminum Futures^	10/2016	1,228,949	1,248,698	19,749
449	JPPC	LME Aluminum Futures^	10/2016	18,181,088	18,690,860	509,772
231	JPPC	LME Aluminum Futures^	10/2016	9,298,316	9,620,111	321,795
226	JPPC	LME Aluminum Futures^	10/2016	9,071,629	9,412,900	341,271
516	JPPC	LME Aluminum Futures^	10/2016	20,557,753	21,493,722	935,969
637	JPPC	LME Aluminum Futures^	10/2016	25,525,679	26,536,783	1,011,104
98	JPPC	LME Aluminum Futures^	11/2016	3,993,457	4,085,032	91,575
227	JPPC	LME Aluminum Futures^	11/2016	9,260,217	9,462,835	202,618
112	JPPC	LME Aluminum Futures^	11/2016	4,621,846	4,670,092	48,246
165	JPPC	LME Aluminum Futures^	11/2016	6,770,396	6,880,500	110,104
70	JPPC	LME Aluminum Futures^	11/2016	2,897,890	2,919,192	21,302
407	JPPC	LME Aluminum Futures^	11/2016	16,791,766	16,977,395	185,629
191	JPPC	LME Aluminum Futures^	11/2016	7,921,711	7,967,756	46,045
358	JPPC	LME Aluminum Futures^	11/2016	15,084,976	14,935,312	(149,664)
401	JPPC	LME Aluminum Futures^	11/2016	16,979,389	16,730,522	(248,867)
475	JPPC	LME Aluminum Futures^	11/2016	19,988,064	19,819,375	(168,689)
56	JPPC	LME Aluminum Futures^	11/2016	2,326,703	2,337,846	11,143
103	JPPC	LME Aluminum Futures^	11/2016	4,293,280	4,300,559	7,279
160	JPPC	LME Aluminum Futures^	11/2016	6,637,083	6,682,240	45,157
287	JPPC	LME Aluminum Futures^	12/2016	11,588,328	11,995,882	407,554
316	JPPC	LME Aluminum Futures^	12/2016	12,735,574	13,209,827	474,253
489	JPPC	LME Aluminum Futures^	12/2016	19,554,787	20,455,359	900,572
481	JPPC	LME Aluminum Futures^	12/2016	19,108,178	20,123,356	1,015,178
508	JPPC	LME Aluminum Futures^	12/2016	20,137,570	21,255,863	1,118,293
138	JPPC	LME Aluminum Futures^	12/2016	5,409,938	5,776,542	366,604
185	JPPC	LME Aluminum Futures^	12/2016	7,280,203	7,744,932	464,729
280	JPPC	LME Aluminum Futures^	12/2016	10,973,507	11,723,600	750,093
66	JPPC	LME Aluminum Futures^	12/2016	2,617,095	2,763,800	146,705
124	JPPC	LME Aluminum Futures^	12/2016	4,920,004	5,193,275	273,271
3,930	JPPC	LME Aluminum Futures^	12/2016	161,540,870	164,519,625	2,978,755
67	JPPC	LME Aluminum Futures^	12/2016	2,638,289	2,805,625	167,336
30	JPPC	LME Aluminum Futures^	12/2016	1,202,324	1,255,501	53,177
972	JPPC	LME Aluminum Futures^	12/2016	40,266,386	40,661,919	395,533
256	JPPC	LME Aluminum Futures^	12/2016	10,655,215	10,708,288	53,073
421	JPPC	LME Aluminum Futures^	12/2016	17,573,686	17,608,325	34,639
65	JPPC	LME Copper Futures^	10/2016	7,707,967	7,879,852	171,885
46	JPPC	LME Copper Futures^	10/2016	5,445,556	5,577,166	131,610
43	JPPC	LME Copper Futures^	10/2016	5,315,166	5,216,975	(98,191)
55	JPPC	LME Copper Futures^	10/2016	6,821,582	6,672,875	(148,707)
40	JPPC	LME Copper Futures^	10/2016	4,891,061	4,853,001	(38,060)
38	JPPC	LME Copper Futures^	10/2016	4,707,221	4,610,350	(96,871)
40	JPPC	LME Copper Futures^	10/2016	4,941,277	4,853,000	(88,277)
51	JPPC	LME Copper Futures^	10/2016	6,339,735	6,187,575	(152,160)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
24	JPPC	LME Copper Futures^	10/2016	$2,955,888	$2,912,502	$(43,386)
14	JPPC	LME Copper Futures^	10/2016	1,711,826	1,699,061	(12,765)
14	JPPC	LME Copper Futures^	10/2016	1,711,353	1,699,162	(12,191)
7	JPPC	LME Copper Futures^	11/2016	838,550	850,500	11,950
156	JPPC	LME Copper Futures^	11/2016	17,999,420	18,961,800	962,380
32	JPPC	LME Copper Futures^	12/2016	3,708,878	3,889,904	181,026
8	JPPC	LME Copper Futures^	12/2016	927,200	972,550	45,350
18	JPPC	LME Copper Futures^	12/2016	2,101,544	2,189,083	87,539
9	JPPC	LME Copper Futures^	12/2016	1,046,297	1,094,625	48,328
7	JPPC	LME Copper Futures^	12/2016	804,492	851,637	47,145
11	JPPC	LME Copper Futures^	12/2016	1,286,477	1,338,312	51,835
11	JPPC	LME Copper Futures^	12/2016	1,296,721	1,338,340	41,619
34	JPPC	LME Copper Futures^	12/2016	4,045,730	4,137,086	91,356
253	JPPC	LME Copper Futures^	12/2016	30,338,775	30,783,775	445,000
7	JPPC	LME Copper Futures^	12/2016	835,618	851,769	16,151
12	JPPC	LME Copper Futures^	12/2016	1,455,348	1,459,200	3,852
75	JPPC	LME Copper Futures^	12/2016	9,035,158	9,121,332	86,174
15	JPPC	LME Copper Futures^	12/2016	1,814,274	1,824,323	10,049
16	JPPC	LME Copper Futures^	12/2016	1,942,131	1,946,000	3,869
31	JPPC	LME Nickel Futures^	10/2016	1,813,281	1,958,407	145,126
103	JPPC	LME Nickel Futures^	10/2016	6,057,233	6,507,293	450,060
54	JPPC	LME Nickel Futures^	10/2016	3,276,802	3,412,281	135,479
56	JPPC	LME Nickel Futures^	10/2016	3,479,982	3,538,842	58,860
13	JPPC	LME Nickel Futures^	10/2016	805,355	821,558	16,203
106	JPPC	LME Nickel Futures^	10/2016	6,614,671	6,699,198	84,527
55	JPPC	LME Nickel Futures^	10/2016	3,416,451	3,476,705	60,254
23	JPPC	LME Nickel Futures^	10/2016	1,447,967	1,453,968	6,001
8	JPPC	LME Nickel Futures^	10/2016	502,337	505,755	3,418
20	JPPC	LME Nickel Futures^	10/2016	1,282,951	1,264,457	(18,494)
65	JPPC	LME Nickel Futures^	10/2016	4,081,080	4,110,378	29,298
14	JPPC	LME Nickel Futures^	10/2016	867,070	885,360	18,290
58	JPPC	LME Nickel Futures^	10/2016	3,614,573	3,668,118	53,545
5	JPPC	LME Nickel Futures^	10/2016	317,360	316,234	(1,126)
12	JPPC	LME Nickel Futures^	11/2016	768,725	759,209	(9,516)
26	JPPC	LME Nickel Futures^	11/2016	1,643,924	1,645,042	1,118
14	JPPC	LME Nickel Futures^	11/2016	908,785	885,984	(22,801)
26	JPPC	LME Nickel Futures^	11/2016	1,675,877	1,645,488	(30,389)
13	JPPC	LME Nickel Futures^	11/2016	848,793	822,788	(26,005)
41	JPPC	LME Nickel Futures^	11/2016	2,614,234	2,595,511	(18,723)
663	JPPC	LME Nickel Futures^	12/2016	40,214,880	42,055,416	1,840,536
113	JPPC	LME Nickel Futures^	12/2016	7,146,787	7,169,077	22,290
44	JPPC	LME Nickel Futures^	12/2016	2,790,347	2,791,649	1,302
87	JPPC	LME Nickel Futures^	12/2016	5,516,271	5,520,150	3,879
30	JPPC	LME Zinc Futures^	10/2016	1,559,627	1,782,750	223,123
63	JPPC	LME Zinc Futures^	10/2016	3,331,743	3,743,775	412,032
10	JPPC	LME Zinc Futures^	10/2016	539,164	594,035	54,871
62	JPPC	LME Zinc Futures^	10/2016	3,384,503	3,681,700	297,197
5	JPPC	LME Zinc Futures^	10/2016	273,943	296,804	22,861
139	JPPC	LME Zinc Futures^	10/2016	7,679,440	8,248,156	568,716
71	JPPC	LME Zinc Futures^	10/2016	3,923,770	4,210,051	286,281
23	JPPC	LME Zinc Futures^	10/2016	1,286,884	1,363,325	76,441
18	JPPC	LME Zinc Futures^	10/2016	1,005,424	1,066,860	61,436
47	JPPC	LME Zinc Futures^	10/2016	2,660,721	2,785,455	124,734
82	JPPC	LME Zinc Futures^	10/2016	4,634,135	4,858,910	224,775
28	JPPC	LME Zinc Futures^	10/2016	1,559,326	1,659,000	99,674
92	JPPC	LME Zinc Futures^	10/2016	5,073,527	5,451,828	378,301
11	JPPC	LME Zinc Futures^	10/2016	602,486	651,948	49,462

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
15	JPPC	LME Zinc Futures^	11/2016	$850,326	$889,969	$39,643
25	JPPC	LME Zinc Futures^	11/2016	1,425,999	1,483,206	57,207
38	JPPC	LME Zinc Futures^	11/2016	2,156,679	2,254,407	97,728
53	JPPC	LME Zinc Futures^	11/2016	3,048,425	3,144,225	95,800
66	JPPC	LME Zinc Futures^	11/2016	3,736,103	3,918,337	182,234
89	JPPC	LME Zinc Futures^	11/2016	5,025,135	5,283,819	258,684
27	JPPC	LME Zinc Futures^	11/2016	1,540,381	1,602,619	62,238
21	JPPC	LME Zinc Futures^	11/2016	1,197,593	1,246,634	49,041
74	JPPC	LME Zinc Futures^	11/2016	4,244,182	4,393,287	149,105
81	JPPC	LME Zinc Futures^	11/2016	4,668,126	4,810,691	142,565
3	JPPC	LME Zinc Futures^	12/2016	170,083	178,350	8,267
1,703	JPPC	LME Zinc Futures^	12/2016	98,122,865	101,296,568	3,173,703
893	MSCL	Nymex Palladium Futures^	12/2016	63,230,062	64,429,950	1,199,888
802	MSCL	Nymex Palladium Futures^	01/2017	42,359,752	41,483,450	(876,302)
2,919	MSCL	Silver Futures^	12/2016	282,855,819	280,428,330	(2,427,489)
892	MSCL	Soybean Futures^	11/2016	42,410,935	42,548,400	137,465
987	MSCL	Soybean Oil Futures^	12/2016	19,730,123	19,803,167	73,044
8,987	MSCL	Sugar #11 (World Markets) Futures^	02/2017	209,282,605	231,505,120	22,222,515
997	BARC	Amsterdam Index Futures	10/2016	100,155,717	101,268,586	1,112,869
1,794	BARC	CAC40 Index Futures	10/2016	89,448,629	89,549,406	100,777
451	BARC	DAX Index Futures	12/2016	131,927,171	133,148,918	1,221,747
4,567	BARC	E-Mini DJIA CBOT Futures	12/2016	413,902,560	416,030,865	2,128,305
780	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	66,340,011	66,561,300	221,289
5,817	JPMS	E-Mini MSCI Emerging Markets Index Futures	12/2016	269,032,158	265,400,625	(3,631,533)
2,700	BARC	E-Mini Russell 2000 Futures	12/2016	330,447,527	337,041,000	6,593,473
66	BARC	Euro Stoxx 50 Index Futures	12/2016	2,213,404	2,219,784	6,380
4,711	BARC	FTSE 100 Index Futures	12/2016	410,101,985	418,730,089	8,628,104
21	BARC	Hang Seng Index Futures	10/2016	3,177,347	3,155,929	(21,418)
2,892	BARC	MSCI Singapore Index Futures	10/2016	66,288,912	66,833,893	544,981
44	BARC	KOSPI Index 200 Futures	12/2016	5,100,592	5,157,670	57,078
57	JPMS	KOSPI Index 200 Futures	12/2016	6,763,309	6,681,527	(81,782)
6,756	BARC	NASDAQ 100 E-Mini Futures	12/2016	639,088,046	658,068,180	18,980,134
5,548	JPMS	OMXS30 Index Futures	10/2016	91,520,770	93,029,305	1,508,535
3,854	BARC	S&P 500 E-Mini Futures	12/2016	413,702,760	416,309,080	2,606,320
1,543	BARC	S&P MID 400 E-Mini Futures	12/2016	238,032,440	239,103,280	1,070,840
3,373	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	434,779,054	439,740,783	4,961,729
5,063	BARC	SGX S&P CNX Nifty Index Futures	10/2016	88,951,647	87,600,026	(1,351,621)
3,814	BARC	SPI 200 Index Futures	12/2016	384,804,529	395,238,666	10,434,137
4,223	JPMS	3-Month Euro Euribor Futures	03/2017	1,190,378,932	1,189,712,573	(666,359)
5,294	JPMS	3-Month Euro Euribor Futures	06/2017	1,492,187,963	1,491,734,329	(453,634)
8,469	JPMS	3-Month Euro Euribor Futures	09/2017	2,387,388,817	2,386,737,199	(651,618)
10,233	JPMS	3-Month Euro Euribor Futures	12/2017	2,883,985,345	2,884,299,504	314,159

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
11,842	JPMS	3-Month Euro Euribor Futures	03/2018	$3,336,085,368	$3,338,148,919	$2,063,551
11,204	JPMS	3-Month Euro Euribor Futures	06/2018	3,157,598,694	3,158,302,693	703,999
9,785	JPMS	3-Month Euro Euribor Futures	09/2018	2,758,052,361	2,758,299,880	247,519
1,832	JPMS	90-Day EURODollar Futures	03/2018	453,106,826	453,030,700	(76,126)
3,193	JPMS	90-Day EURODollar Futures	06/2018	789,464,487	789,349,513	(114,974)
3,739	JPMS	90-Day EURODollar Futures	09/2018	924,233,006	924,000,375	(232,631)
1,485	JPMS	90-Day Sterling Futures	12/2016	239,923,845	239,791,856	(131,989)
17,260	JPMS	90-Day Sterling Futures	03/2017	2,785,964,762	2,788,054,195	2,089,433
18,414	JPMS	90-Day Sterling Futures	06/2017	2,970,627,302	2,975,059,599	4,432,297
18,067	JPMS	90-Day Sterling Futures	09/2017	2,915,838,246	2,919,289,232	3,450,986
17,348	JPMS	90-Day Sterling Futures	12/2017	2,799,402,610	2,803,393,633	3,991,023
16,222	JPMS	90-Day Sterling Futures	03/2018	2,617,437,830	2,621,434,835	3,997,005
15,719	JPMS	90-Day Sterling Futures	06/2018	2,536,588,948	2,539,896,354	3,307,406
15,430	JPMS	90-Day Sterling Futures	09/2018	2,492,183,970	2,492,949,365	765,395
2,159	JPMS	Australia 10-Year Bond Futures	12/2016	224,253,296	226,404,363	2,151,067
4,587	GSCO	Canadian 10-Year Bond Futures	12/2016	514,311,833	513,679,668	(632,165)
1,155	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	12/2016	215,818,337	212,375,625	(3,442,712)
4,960	GSCO	Euro - OAT Futures	12/2016	886,445,588	892,159,165	5,713,577
28,995	GSCO	Euro - SCHATZ Futures	12/2016	3,648,349,073	3,652,408,829	4,059,756
22,660	GSCO	Euro-Bobl Futures	12/2016	3,352,238,057	3,362,365,565	10,127,508
5,898	GSCO	Euro-BTP Italian Government Bond Futures	12/2016	948,321,716	948,045,400	(276,316)
6,972	GSCO	Euro-Bund Futures	12/2016	1,290,364,456	1,297,761,753	7,397,297
484	GSCO	Euro-Buxl 30-Year Bond Futures	12/2016	104,120,692	104,488,533	367,841
5,573	GSCO	Long Gilt Futures	12/2016	941,122,654	940,853,541	(269,113)
5,584	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	733,061,833	732,202,000	(859,833)
131	MSCL	U.S. Treasury 2-Year Note Futures	12/2016	28,621,446	28,619,406	(2,040)
11,976	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	1,455,599,846	1,455,271,125	(328,721)
1,005	MSCL	U.S. Treasury Long Bond Futures	12/2016	169,922,364	168,997,031	(925,333)

				60,475,425,330	60,603,788,818	128,363,488

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
5,174	GSCO	Brent Crude Futures^	10/2016	$(242,011,390)	$(259,683,060)	$(17,671,670)
2,246	MSCL	Cocoa Futures^	12/2016	(64,625,758)	(62,012,060)	2,613,698
932	MSCL	Copper Futures^	12/2016	(48,642,659)	(51,504,650)	(2,861,991)
10,763	MSCL	Corn Futures^	12/2016	(178,865,588)	(181,222,012)	(2,356,424)
7,336	GSCO	Gas Oil Futures^	11/2016	(309,422,554)	(328,469,400)	(19,046,846)
1,107	MSCL	Gasoline RBOB Futures^	10/2016	(63,906,650)	(68,025,372)	(4,118,722)
3,502	MSCL	Hard Red Winter Wheat Futures^	12/2016	(75,600,622)	(72,754,050)	2,846,572
2,873	MSCL	Heating Oil ULSD Futures^	10/2016	(174,818,636)	(185,620,508)	(10,801,872)
1,605	MSCL	Lean Hogs Futures^	12/2016	(35,262,798)	(28,231,950)	7,030,848
2,023	MSCL	Live Cattle Futures^	12/2016	(85,779,490)	(81,021,150)	4,758,340
202	JPPC	LME Aluminum Futures^	10/2016	(8,349,074)	(8,406,987)	(57,913)
356	JPPC	LME Aluminum Futures^	10/2016	(14,677,823)	(14,816,275)	(138,452)
25	JPPC	LME Aluminum Futures^	10/2016	(1,037,439)	(1,040,469)	(3,030)
38	JPPC	LME Aluminum Futures^	10/2016	(1,575,957)	(1,581,513)	(5,556)
38	JPPC	LME Aluminum Futures^	10/2016	(1,599,688)	(1,581,513)	18,175
218	JPPC	LME Aluminum Futures^	10/2016	(9,156,078)	(9,072,887)	83,191
130	JPPC	LME Aluminum Futures^	10/2016	(5,396,014)	(5,410,437)	(14,423)
30	JPPC	LME Aluminum Futures^	10/2016	(1,220,206)	(1,248,698)	(28,492)
449	JPPC	LME Aluminum Futures^	10/2016	(18,099,351)	(18,690,859)	(591,508)
231	JPPC	LME Aluminum Futures^	10/2016	(9,275,717)	(9,620,110)	(344,393)
226	JPPC	LME Aluminum Futures^	10/2016	(9,074,838)	(9,412,900)	(338,062)
516	JPPC	LME Aluminum Futures^	10/2016	(20,562,406)	(21,493,721)	(931,315)
637	JPPC	LME Aluminum Futures^	10/2016	(25,595,155)	(26,536,783)	(941,628)
98	JPPC	LME Aluminum Futures^	11/2016	(3,961,777)	(4,085,032)	(123,255)
227	JPPC	LME Aluminum Futures^	11/2016	(9,305,399)	(9,462,836)	(157,437)
112	JPPC	LME Aluminum Futures^	11/2016	(4,642,126)	(4,670,092)	(27,966)
165	JPPC	LME Aluminum Futures^	11/2016	(6,772,475)	(6,880,500)	(108,025)
70	JPPC	LME Aluminum Futures^	11/2016	(2,891,704)	(2,919,193)	(27,489)
407	JPPC	LME Aluminum Futures^	11/2016	(16,778,099)	(16,977,395)	(199,296)
191	JPPC	LME Aluminum Futures^	11/2016	(7,871,120)	(7,967,756)	(96,636)
358	JPPC	LME Aluminum Futures^	11/2016	(15,084,650)	(14,935,312)	149,338
401	JPPC	LME Aluminum Futures^	11/2016	(16,940,865)	(16,730,522)	210,343
475	JPPC	LME Aluminum Futures^	11/2016	(20,071,672)	(19,819,375)	252,297
56	JPPC	LME Aluminum Futures^	11/2016	(2,320,853)	(2,337,846)	(16,993)
103	JPPC	LME Aluminum Futures^	11/2016	(4,288,822)	(4,300,559)	(11,737)
160	JPPC	LME Aluminum Futures^	11/2016	(6,631,075)	(6,682,240)	(51,165)
287	JPPC	LME Aluminum Futures^	12/2016	(11,532,048)	(11,995,882)	(463,834)
316	JPPC	LME Aluminum Futures^	12/2016	(12,697,493)	(13,209,827)	(512,334)
489	JPPC	LME Aluminum Futures^	12/2016	(19,530,279)	(20,455,359)	(925,080)
481	JPPC	LME Aluminum Futures^	12/2016	(19,065,220)	(20,123,356)	(1,058,136)
508	JPPC	LME Aluminum Futures^	12/2016	(20,122,698)	(21,255,863)	(1,133,165)
138	JPPC	LME Aluminum Futures^	12/2016	(5,407,420)	(5,776,542)	(369,122)
185	JPPC	LME Aluminum Futures^	12/2016	(7,261,972)	(7,744,933)	(482,961)
280	JPPC	LME Aluminum Futures^	12/2016	(10,993,290)	(11,723,600)	(730,310)
66	JPPC	LME Aluminum Futures^	12/2016	(2,598,441)	(2,763,799)	(165,358)
124	JPPC	LME Aluminum Futures^	12/2016	(4,882,104)	(5,193,275)	(311,171)
67	JPPC	LME Aluminum Futures^	12/2016	(2,640,083)	(2,805,625)	(165,542)
3,062	JPPC	LME Aluminum Futures^	12/2016	(121,781,039)	(128,182,975)	(6,401,936)
30	JPPC	LME Aluminum Futures^	12/2016	(1,211,105)	(1,255,500)	(44,395)
972	JPPC	LME Aluminum Futures^	12/2016	(40,303,530)	(40,661,919)	(358,389)
256	JPPC	LME Aluminum Futures^	12/2016	(10,645,773)	(10,708,288)	(62,515)
421	JPPC	LME Aluminum Futures^	12/2016	(17,523,094)	(17,608,325)	(85,231)
65	JPPC	LME Copper Futures^	10/2016	(7,686,903)	(7,879,852)	(192,949)
46	JPPC	LME Copper Futures^	10/2016	(5,440,537)	(5,577,166)	(136,629)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
43	JPPC	LME Copper Futures^	10/2016	$(5,311,470)	$(5,216,975)	$94,495
55	JPPC	LME Copper Futures^	10/2016	(6,804,184)	(6,672,875)	131,309
40	JPPC	LME Copper Futures^	10/2016	(4,899,882)	(4,853,000)	46,882
38	JPPC	LME Copper Futures^	10/2016	(4,683,644)	(4,610,350)	73,294
40	JPPC	LME Copper Futures^	10/2016	(4,958,402)	(4,853,000)	105,402
51	JPPC	LME Copper Futures^	10/2016	(6,329,161)	(6,187,575)	141,586
24	JPPC	LME Copper Futures^	10/2016	(2,954,941)	(2,912,502)	42,439
14	JPPC	LME Copper Futures^	10/2016	(1,702,716)	(1,699,061)	3,655
14	JPPC	LME Copper Futures^	10/2016	(1,714,528)	(1,699,162)	15,366
7	JPPC	LME Copper Futures^	11/2016	(846,720)	(850,500)	(3,780)
156	JPPC	LME Copper Futures^	11/2016	(17,995,223)	(18,961,800)	(966,577)
32	JPPC	LME Copper Futures^	12/2016	(3,701,952)	(3,889,904)	(187,952)
8	JPPC	LME Copper Futures^	12/2016	(926,234)	(972,550)	(46,316)
18	JPPC	LME Copper Futures^	12/2016	(2,099,328)	(2,189,084)	(89,756)
9	JPPC	LME Copper Futures^	12/2016	(1,044,550)	(1,094,625)	(50,075)
7	JPPC	LME Copper Futures^	12/2016	(805,116)	(851,638)	(46,522)
11	JPPC	LME Copper Futures^	12/2016	(1,282,119)	(1,338,312)	(56,193)
11	JPPC	LME Copper Futures^	12/2016	(1,297,285)	(1,338,340)	(41,055)
34	JPPC	LME Copper Futures^	12/2016	(4,040,800)	(4,137,086)	(96,286)
503	JPPC	LME Copper Futures^	12/2016	(58,250,784)	(61,202,525)	(2,951,741)
7	JPPC	LME Copper Futures^	12/2016	(836,483)	(851,769)	(15,286)
12	JPPC	LME Copper Futures^	12/2016	(1,455,571)	(1,459,200)	(3,629)
15	JPPC	LME Copper Futures^	12/2016	(1,808,213)	(1,824,322)	(16,109)
75	JPPC	LME Copper Futures^	12/2016	(9,061,492)	(9,121,332)	(59,840)
16	JPPC	LME Copper Futures^	12/2016	(1,931,953)	(1,946,000)	(14,047)
31	JPPC	LME Nickel Futures^	10/2016	(1,813,331)	(1,958,407)	(145,076)
103	JPPC	LME Nickel Futures^	10/2016	(6,044,097)	(6,507,293)	(463,196)
54	JPPC	LME Nickel Futures^	10/2016	(3,281,988)	(3,412,281)	(130,293)
56	JPPC	LME Nickel Futures^	10/2016	(3,476,707)	(3,538,843)	(62,136)
13	JPPC	LME Nickel Futures^	10/2016	(806,761)	(821,558)	(14,797)
106	JPPC	LME Nickel Futures^	10/2016	(6,629,087)	(6,699,198)	(70,111)
55	JPPC	LME Nickel Futures^	10/2016	(3,411,075)	(3,476,705)	(65,630)
23	JPPC	LME Nickel Futures^	10/2016	(1,452,601)	(1,453,968)	(1,367)
8	JPPC	LME Nickel Futures^	10/2016	(503,016)	(505,755)	(2,739)
20	JPPC	LME Nickel Futures^	10/2016	(1,281,971)	(1,264,457)	17,514
65	JPPC	LME Nickel Futures^	10/2016	(4,061,398)	(4,110,377)	(48,979)
14	JPPC	LME Nickel Futures^	10/2016	(860,546)	(885,360)	(24,814)
58	JPPC	LME Nickel Futures^	10/2016	(3,596,873)	(3,668,119)	(71,246)
5	JPPC	LME Nickel Futures^	10/2016	(315,885)	(316,234)	(349)
12	JPPC	LME Nickel Futures^	11/2016	(767,491)	(759,209)	8,282
26	JPPC	LME Nickel Futures^	11/2016	(1,643,168)	(1,645,042)	(1,874)
14	JPPC	LME Nickel Futures^	11/2016	(909,091)	(885,984)	23,107
26	JPPC	LME Nickel Futures^	11/2016	(1,681,616)	(1,645,488)	36,128
13	JPPC	LME Nickel Futures^	11/2016	(842,017)	(822,788)	19,229
41	JPPC	LME Nickel Futures^	11/2016	(2,633,186)	(2,595,512)	37,674
113	JPPC	LME Nickel Futures^	12/2016	(7,139,561)	(7,169,077)	(29,516)
44	JPPC	LME Nickel Futures^	12/2016	(2,809,116)	(2,791,649)	17,467
87	JPPC	LME Nickel Futures^	12/2016	(5,487,056)	(5,520,150)	(33,094)
30	JPPC	LME Zinc Futures^	10/2016	(1,583,739)	(1,782,750)	(199,011)
63	JPPC	LME Zinc Futures^	10/2016	(3,327,702)	(3,743,775)	(416,073)
10	JPPC	LME Zinc Futures^	10/2016	(539,971)	(594,036)	(54,065)
62	JPPC	LME Zinc Futures^	10/2016	(3,354,684)	(3,681,700)	(327,016)
5	JPPC	LME Zinc Futures^	10/2016	(274,164)	(296,804)	(22,640)
139	JPPC	LME Zinc Futures^	10/2016	(7,653,909)	(8,248,155)	(594,246)
71	JPPC	LME Zinc Futures^	10/2016	(3,911,127)	(4,210,051)	(298,924)
23	JPPC	LME Zinc Futures^	10/2016	(1,285,632)	(1,363,325)	(77,693)
18	JPPC	LME Zinc Futures^	10/2016	(1,012,793)	(1,066,860)	(54,067)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
47	JPPC	LME Zinc Futures^	10/2016	$(2,658,928)	$(2,785,455)	$(126,527)
82	JPPC	LME Zinc Futures^	10/2016	(4,634,849)	(4,858,910)	(224,061)
28	JPPC	LME Zinc Futures^	10/2016	(1,553,343)	(1,659,000)	(105,657)
92	JPPC	LME Zinc Futures^	10/2016	(5,103,843)	(5,451,828)	(347,985)
11	JPPC	LME Zinc Futures^	10/2016	(602,388)	(651,948)	(49,560)
15	JPPC	LME Zinc Futures^	11/2016	(849,620)	(889,969)	(40,349)
25	JPPC	LME Zinc Futures^	11/2016	(1,426,183)	(1,483,207)	(57,024)
38	JPPC	LME Zinc Futures^	11/2016	(2,153,082)	(2,254,407)	(101,325)
53	JPPC	LME Zinc Futures^	11/2016	(3,040,083)	(3,144,225)	(104,142)
66	JPPC	LME Zinc Futures^	11/2016	(3,755,091)	(3,918,338)	(163,247)
89	JPPC	LME Zinc Futures^	11/2016	(4,983,737)	(5,283,818)	(300,081)
27	JPPC	LME Zinc Futures^	11/2016	(1,537,570)	(1,602,618)	(65,048)
21	JPPC	LME Zinc Futures^	11/2016	(1,196,938)	(1,246,633)	(49,695)
74	JPPC	LME Zinc Futures^	11/2016	(4,228,944)	(4,393,288)	(164,344)
81	JPPC	LME Zinc Futures^	11/2016	(4,656,927)	(4,810,692)	(153,765)
3	JPPC	LME Zinc Futures^	12/2016	(170,991)	(178,349)	(7,358)
1,451	MSCL	Natural Gas Futures^	10/2016	(42,002,246)	(42,166,060)	(163,814)
1,159	MSCL	Soybean Meal Futures^	12/2016	(38,382,987)	(34,723,640)	3,659,347
4,467	MSCL	Wheat Futures^	12/2016	(97,727,218)	(89,786,700)	7,940,518
6,972	MSCL	WTI Crude Futures^	10/2016	(318,480,257)	(336,329,280)	(17,849,023)
28	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	(938,884)	(937,115)	1,769
365	BARC	FTSE/MIB Index Futures	12/2016	(33,769,584)	(33,533,710)	235,874
188	BARC	IBEX 35 Index Futures	10/2016	(18,654,020)	(18,505,717)	148,303
506	JPMS	Nikkei 225 Futures	12/2016	(84,733,708)	(82,083,723)	2,649,985
117	BARC	TOPIX Index Futures	12/2016	(15,051,867)	(15,264,632)	(212,765)
592	GSCO	10-Year Japanese Government Bond Futures	12/2016	(885,016,804)	(889,357,330)	(4,340,526)
16,114	JPMS	90-Day EURODollar Futures	03/2017	(3,989,231,288)	(3,990,430,675)	(1,199,387)
11,613	JPMS	90-Day EURODollar Futures	06/2017	(2,874,012,207)	(2,874,652,987)	(640,780)
7,139	JPMS	90-Day EURODollar Futures	09/2017	(1,765,900,884)	(1,766,545,550)	(644,666)
1,934	JPMS	90-Day EURODollar Futures	12/2017	(478,186,917)	(478,350,725)	(163,808)
9,915	JPMS	Australia 3-Year Bond Futures	12/2016	(856,255,650)	(859,848,447)	(3,592,797)
1,235	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(233,126,252)	(233,253,983)	(127,731)
5,834	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(1,101,503,727)	(1,102,032,128)	(528,401)
3,659	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(690,904,314)	(691,213,394)	(309,080)
1,903	JPMS	Euro CHF 3-Month Futures	03/2017	(493,626,928)	(493,771,204)	(144,276)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,288	JPMS	Euro CHF 3-Month LIFFE Futures	06/2017	$(334,109,366)	$(334,230,365)	$(120,999)
914	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(237,084,588)	(237,179,002)	(94,414)

				(16,705,825,880)	(16,787,131,557)	(81,305,677)

				$43,769,599,450	$43,816,657,261	$47,057,811

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	688,975,200	$525,537,444	$526,357,737	$820,293
Australian Dollar, Expiring 12/21/16	JPMC	AUD	1,033,462,800	788,308,178	789,536,605	1,228,427
Brazilian Real, Expiring 12/21/16*	CITI	BRL	384,547,600	114,665,604	115,521,107	855,503
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	576,821,400	171,998,624	173,281,661	1,283,037
Canadian Dollar, Expiring 12/21/16	CITI	CAD	607,518,400	467,135,156	463,334,326	(3,800,830)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	911,277,599	700,703,651	695,001,486	(5,702,165)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	43,880,760,600	64,752,347	66,285,267	1,532,920
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	60,520,424,400	89,204,031	91,420,761	2,216,730
Colombian Peso, Expiring 12/21/16*	CITI	COP	142,905,624,401	48,439,433	48,895,302	455,869
Colombian Peso, Expiring 12/21/16*	JPMC	COP	170,553,201,599	57,872,005	58,354,949	482,944
Euro, Expiring 12/21/16	CITI	EUR	781,493,600	880,236,410	881,153,550	917,140
Euro, Expiring 12/21/16	JPMC	EUR	1,172,240,400	1,320,356,266	1,321,730,328	1,374,062
British Pound, Expiring 12/21/16	CITI	GBP	7,361,200	9,725,779	9,557,207	(168,572)
British Pound, Expiring 12/21/16	JPMC	GBP	11,041,800	14,590,926	14,335,811	(255,115)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	208,346,000	26,890,109	26,882,844	(7,265)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	36,755,648,201	133,290,254	134,125,440	835,186
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	54,835,204,801	198,845,420	200,099,748	1,254,328
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	866,054,746,400	64,512,498	65,565,541	1,053,043
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	1,299,082,119,600	96,768,869	98,348,311	1,579,442
Israeli Shekel, Expiring 12/21/16	CITI	ILS	353,531,001	94,161,748	94,539,516	377,768

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	$428,664,000	$114,305,001	$114,631,218	$326,217
Indian Rupee, Expiring 12/21/16*	CITI	INR	8,367,626,400	123,375,294	124,002,215	626,921
Indian Rupee, Expiring 12/21/16*	JPMC	INR	12,551,439,600	185,063,176	186,003,322	940,146
Japanese Yen, Expiring 12/21/16	CITI	JPY	186,757,588,400	1,834,842,320	1,848,306,794	13,464,474
Japanese Yen, Expiring 12/21/16	JPMC	JPY	280,136,382,600	2,752,267,262	2,772,460,196	20,192,934
Korean Won, Expiring 12/21/16*	CITI	KRW	387,645,198,001	350,150,201	351,819,416	1,669,215
Korean Won, Expiring 12/21/16*	JPMC	KRW	581,467,796,999	525,225,957	527,729,124	2,503,167
Mexican Peso, Expiring 12/21/16	CITI	MXN	310,115,200	16,643,222	15,853,115	(790,107)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	465,172,800	24,964,864	23,779,672	(1,185,192)
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	244,613,000	60,322,158	58,915,802	(1,406,356)
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	346,038,000	85,327,297	83,344,329	(1,982,968)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	2,700,999,199	330,270,474	337,927,558	7,657,084
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	4,051,498,797	495,407,609	506,891,338	11,483,729
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	1,665,928,001	1,215,806,427	1,209,320,253	(6,486,174)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	2,498,892,001	1,823,677,877	1,813,980,376	(9,697,501)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	2,760,232,400	59,145,811	56,794,332	(2,351,479)
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	4,140,348,600	88,718,827	85,191,498	(3,527,329)
Poland Zloty, Expiring 12/21/16	CITI	PLN	1,055,250,800	273,766,232	275,548,667	1,782,435
Poland Zloty, Expiring 12/21/16	JPMC	PLN	1,582,876,200	410,645,356	413,323,002	2,677,646
Swedish Krona, Expiring 12/21/16	CITI	SEK	108,804,800	13,018,725	12,734,875	(283,850)
Swedish Krona, Expiring 12/21/16	JPMC	SEK	163,207,200	19,526,613	19,102,312	(424,301)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	78,135,400	57,554,995	57,314,691	(240,304)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	91,230,600	67,119,814	66,920,419	(199,395)
Turkish Lira, Expiring 12/21/16	CITI	TRY	1,437,116,200	477,257,995	471,336,430	(5,921,565)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	2,146,930,800	712,996,811	704,137,006	(8,859,805)
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	2,033,097,200	64,909,143	65,004,623	95,480
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	2,964,361,799	94,655,532	94,780,134	124,602
South African Rand, Expiring 12/21/16	CITI	ZAR	2,527,138,000	177,099,183	181,326,902	4,227,719
South African Rand, Expiring 12/21/16	JPMC	ZAR	3,790,707,000	265,648,794	271,990,350	6,341,556

				$18,587,707,722	$18,624,797,466	$37,089,744

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	(391,298,000)	$(293,196,581)	$(298,940,703)	$(5,744,122)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(586,947,000)	(439,793,434)	(448,411,052)	(8,617,618)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(1,205,159,200)	(916,044,300)	(919,135,330)	(3,091,030)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(1,807,738,800)	(1,374,064,735)	(1,378,702,995)	(4,638,260)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(9,144,800)	(9,449,213)	(9,459,371)	(10,158)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(11,239,200)	(11,615,700)	(11,625,819)	(10,119)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	(6,108,251,400)	(9,025,036)	(9,226,984)	(201,948)
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	(8,715,888,600)	(12,870,490)	(13,166,019)	(295,529)
Colombian Peso, Expiring 12/21/16*	CITI	COP	(10,554,526,800)	(3,472,212)	(3,611,242)	(139,030)
Colombian Peso, Expiring 12/21/16*	JPMC	COP	(15,831,790,200)	(5,208,311)	(5,416,863)	(208,552)
Euro, Expiring 12/21/16	CITI	EUR	(1,429,145,612)	(1,609,060,220)	(1,611,397,371)	(2,337,151)
Euro, Expiring 12/21/16	JPMC	EUR	(2,143,718,416)	(2,413,594,220)	(2,417,096,053)	(3,501,833)
British Pound, Expiring 12/21/16	CITI	GBP	(621,817,600)	(817,411,533)	(807,319,414)	10,092,119
British Pound, Expiring 12/21/16	JPMC	GBP	(932,726,400)	(1,226,116,382)	(1,210,979,121)	15,137,261
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(138,809,600)	(17,909,964)	(17,910,577)	(613)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(208,214,400)	(26,864,913)	(26,865,865)	(952)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(3,876,016,200)	(14,053,190)	(14,144,014)	(90,824)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(4,236,304,800)	(15,332,695)	(15,458,747)	(126,052)
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	(18,112,775,000)	(1,356,852)	(1,371,246)	(14,394)
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	(17,734,674,000)	(1,326,185)	(1,342,621)	(16,436)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(32,774,200)	(8,709,259)	(8,764,316)	(55,057)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(33,082,800)	(8,781,488)	(8,846,839)	(65,351)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(74,576,800)	(1,093,252)	(1,105,174)	(11,922)
Indian Rupee, Expiring 12/21/16*	JPMC	INR	(111,865,200)	(1,639,875)	(1,657,762)	(17,887)
Japanese Yen, Expiring 12/21/16	CITI	JPY	(37,634,097,000)	(368,184,355)	(372,457,995)	(4,273,640)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(56,172,381,000)	(549,496,601)	(555,928,111)	(6,431,510)
Korean Won, Expiring 12/21/16*	CITI	KRW	(8,203,112,400)	(7,333,425)	(7,444,990)	(111,565)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(12,304,668,600)	(11,000,124)	(11,167,483)	(167,359)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(3,917,406,000)	(202,190,835)	(200,258,121)	1,932,714

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(5,876,109,000)	$(303,301,432)	$(300,387,179)	$2,914,253
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	(178,031,200)	(43,172,305)	(42,879,369)	292,936
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	(254,878,800)	(61,823,428)	(61,388,352)	435,076
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(460,960,800)	(55,536,678)	(57,671,752)	(2,135,074)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(691,441,200)	(83,314,259)	(86,507,629)	(3,193,370)
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	(687,477,200)	(498,162,747)	(499,049,239)	(886,492)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(1,031,215,800)	(747,243,187)	(748,573,858)	(1,330,671)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	(3,427,210,000)	(71,361,618)	(70,518,012)	843,606
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	(4,996,092,000)	(103,958,833)	(102,799,209)	1,159,624
Poland Zloty, Expiring 12/21/16	CITI	PLN	(522,828,000)	(133,717,492)	(136,521,629)	(2,804,137)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(784,242,000)	(200,575,986)	(204,782,444)	(4,206,458)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(4,531,258,800)	(535,552,705)	(530,353,547)	5,199,158
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(6,796,888,199)	(803,335,035)	(795,530,320)	7,804,715
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(98,085,200)	(72,098,904)	(71,948,477)	150,427
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(142,339,800)	(104,626,655)	(104,410,571)	216,084
Turkish Lira, Expiring 12/21/16	CITI	TRY	(487,292,800)	(160,597,533)	(159,819,260)	778,273
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(631,537,200)	(208,080,425)	(207,127,643)	952,782
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	(132,794,200)	(4,196,159)	(4,245,856)	(49,697)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	(69,832,800)	(2,207,094)	(2,232,778)	(25,684)
South African Rand, Expiring 12/21/16	CITI	ZAR	(604,234,800)	(40,624,924)	(43,354,982)	(2,730,058)
South African Rand, Expiring 12/21/16	JPMC	ZAR	(906,352,200)	(60,945,290)	(65,032,473)	(4,087,183)

				(14,670,628,069)	(14,684,346,777)	(13,718,708)

				$3,917,079,653	$3,940,450,689	$23,371,036

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$350,000	$—	$350,000

BARC
Cash	—	122,539,453	122,539,453

CITI
Investment Companies	117,181,250	—	117,181,250

GSCO
Cash	—	(28,452,192)	(28,452,192)
U.S. Treasury Bills	—	115,521,667	115,521,667

GSIN
Investment Companies	27,691,916	—	27,691,916

JPMC
Cash	338,170,000	—	338,170,000

JPMS
Cash	—	(17,911,712)	(17,911,712)
U.S. Treasury Bills	—	171,948,911	171,948,911

MSCL
Cash	—	(3,396,915)	(3,396,915)
Investment Companies	106,544,219	—	106,544,219
U.S. Treasury Bills	—	30,344,311	30,344,311

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$15,457,284	$—	$15,457,284

DTBK
Investment Companies	7,600,090	—	7,600,090

GSCO
Cash	—	34,444,398	34,444,398
U.S. Treasury Bills	—	60,335,574	60,335,574

JPPC
Cash	—	227,327	227,327
U.S. Treasury Bills	—	26,191,058	26,191,058

MACQ
Investment Companies	35,380,000	—	35,380,000

MLIN
Investment Companies	44,330,000	—	44,330,000

MSCL
Cash	—	(12,016,735)	(12,016,735)
U.S. Treasury Bills	—	191,425,269	191,425,269

SOCG
Investment Companies	11,260,000	—	11,260,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 91.7%

Investment Companies - 15.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (a)(b)(c)	101,468,344	101,468,344
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (a)(b)	8,592,213	8,592,213

Total Investment Companies (Cost $110,060,557)		110,060,557

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 76.1%
U.S. Treasury Bill
0.38%, 10/6/2016 (b)(d)	24,188,000	24,187,782
0.34%, 10/13/2016 (b)(d)	27,714,000	27,712,697
0.37%, 11/17/2016 (b)(d)(e)	43,531,000	43,521,467
0.48%, 11/25/2016 (d)	10,872,000	10,869,347
0.40%, 12/15/2016 (b)(d)(e)	5,753,000	5,750,843
0.40%, 12/22/2016 (b)(d)(e)	22,639,000	22,627,115
0.34%, 1/5/2017 (b)(d)(e)	31,522,000	31,499,556
0.39%, 1/12/2017 (b)(d)(e)	34,484,000	34,458,758
0.43%, 1/19/2017 (b)(d)(e)	4,725,000	4,721,263
0.43%, 1/26/2017 (d)	93,890,000	93,805,968
0.39%, 2/2/2017 (d)	11,943,000	11,929,695
0.44%, 2/9/2017 (b)(d)(e)	155,032,000	154,843,016
0.45%, 2/16/2017 (b)(d)(e)	37,559,000	37,510,737
0.45%, 2/23/2017 (b)(d)(e)	1,471,000	1,468,948
0.48%, 3/2/2017 (b)(d)(e)	12,499,000	12,480,002
0.47%, 3/9/2017 (b)(d)(e)	2,209,000	2,205,194
0.54%, 3/16/2017 (d)	6,626,000	6,613,576
0.42%, 3/30/2017 (b)(d)	12,577,000	12,549,884

Total U.S. Treasury Obligations (Cost $538,568,845)		538,755,848

TOTAL SHORT-TERM INVESTMENTS (Cost $648,629,402)		648,816,405

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.7% (Cost $648,629,402)		648,816,405
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3% (f)		58,883,274

NET ASSETS - 100.0%		$707,699,679

(a)	Represents 7-day effective yield as of 9/30/2016.
(b)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index October Futures	10/2016	BRL	39,262,312	$(157,797)
CITI	Cocoa December Future^	11/2016	USD	(355,390)	24,070
DTBK	Cocoa December Future^	11/2016	USD	(218,880)	(2,000)
SOCG	Cocoa December Future^	11/2016	USD	295,672	19,572
SOCG	Cocoa December Future^	11/2016	USD	(857,448)	13,117
MACQ	Cocoa December Future^	11/2016	USD	(383,261)	24,331
CITI	Coffee ‘C’ December Futures^	11/2016	USD	2,853,553	158,503
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	901,235	8,065
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	2,161,841	(2,254)
CITI	Corn December Futures^	11/2016	USD	(2,868,100)	(27,950)
DTBK	Corn December Futures^	11/2016	USD	(3,010,832)	(154,618)
MACQ	Corn December Futures^	11/2016	USD	(3,184,373)	(14,752)
CITI	Cotton No. 2 December Futures^	11/2016	USD	459,615	(17,095)
DTBK	Cotton No. 2 December Futures^	11/2016	USD	477,870	(35,350)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	817,346	(386)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	1,838,045	68,195
BANA	Hang Seng Index October Futures	10/2016	HKD	56,309,181	(46,135)
GSIN	Hang Seng Index October Futures	10/2016	HKD	113,754,161	(88,425)
GSIN	H-SHARES Index October Futures	10/2016	HKD	93,611,498	(125,238)
BANA	KOSPI Index 200 December Futures	12/2016	KRW	5,211,032,000	(43,209)
GSIN	KOSPI Index 200 December Futures	12/2016	KRW	8,196,619,650	(57,424)
DTBK	Lean Hogs December Futures^	12/2016	USD	(193,582)	35,272
SOCG	Lean Hogs December Futures^	12/2016	USD	(44,612)	9,432
MACQ	Lean Hogs December Futures^	12/2016	USD	(677,857)	114,977
DTBK	Lean Hogs October Futures^	10/2016	USD	(212,946)	(38,726)
DTBK	Lean Hogs October Futures^	10/2016	USD	212,946	36,456
SOCG	Lean Hogs October Futures^	10/2016	USD	(3,871,828)	991,394
SOCG	Lean Hogs October Futures^	10/2016	USD	3,871,828	(1,087,208)
MACQ	Lean Hogs October Futures^	10/2016	USD	(782,628)	(127,809)
MACQ	Lean Hogs October Futures^	10/2016	USD	782,628	155,108
DTBK	Live Cattle December Futures^	12/2016	USD	(1,215,066)	53,616
SOCG	Live Cattle December Futures^	12/2016	USD	(8,448,219)	398,169
MACQ	Live Cattle December Futures^	12/2016	USD	(5,495,644)	289,144
DTBK	Live Cattle October Futures^	10/2016	USD	1,261,500	114,260
DTBK	Live Cattle October Futures^	10/2016	USD	(1,261,500)	(58,470)
SOCG	Live Cattle October Futures^	10/2016	USD	8,822,330	870,770
SOCG	Live Cattle October Futures^	10/2016	USD	(8,822,330)	(429,058)
MACQ	Live Cattle October Futures^	10/2016	USD	13,984,372	1,483,412
MACQ	Live Cattle October Futures^	10/2016	USD	(13,984,372)	(1,289,612)
GSIN	MSCI Singapore Index October Futures	10/2016	SGD	1,466,492	10,796
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	4,125,094	(24,694)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	11,273,448	(134,028)
BANA	SGX FTSE China A50 Index October Futures	10/2016	USD	4,426,624	(25,574)
GSIN	SGX FTSE China A50 Index October Futures	10/2016	USD	6,447,104	1,392
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	3,507,442	(81,646)
GSIN	SGX S&P CNX Nifty Index October Futures	10/2016	USD	4,950,454	(88,592)
CITI	Soybean Meal December Futures^	11/2016	USD	2,358,300	(560,700)
CITI	Soybean Meal December Futures^	11/2016	USD	(2,358,300)	186,825
SOCG	Soybean Meal December Futures^	11/2016	USD	3,088,347	(721,507)
SOCG	Soybean Meal December Futures^	11/2016	USD	(3,088,347)	259,760
MACQ	Soybean Meal December Futures^	11/2016	USD	(5,850,924)	450,650
MACQ	Soybean Meal December Futures^	11/2016	USD	5,850,924	(1,506,724)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Soybean November Futures^	10/2016	USD	27,470,640	$(4,574,640)
CITI	Soybean November Futures^	10/2016	USD	(27,470,640)	2,423,944
SOCG	Soybean November Futures^	10/2016	USD	(4,131,830)	48,724
SOCG	Soybean November Futures^	10/2016	USD	4,131,830	(697,430)
MACQ	Soybean November Futures^	10/2016	USD	(10,389,434)	482,074
MACQ	Soybean November Futures^	10/2016	USD	10,389,435	(1,755,735)
CITI	Soybean Oil December Futures^	11/2016	USD	574,104	(12,312)
SOCG	Soybean Oil December Futures^	11/2016	USD	1,565,910	(41,046)
MACQ	Soybean Oil December Futures^	11/2016	USD	4,382,525	(190,597)
MACQ	Soybean Oil December Futures^	11/2016	USD	(1,784,972)	(40,662)
BANA	Swiss Market Index December Futures	12/2016	CHF	4,544,856	(84,400)
BANA	Taiwan Stock Exchange October Futures	10/2016	TWD	639,082,419	58,997
CITI	Wheat December Futures^	11/2016	USD	(8,592,250)	713,050
DTBK	Wheat December Futures^	11/2016	USD	(1,350,433)	3,733
SOCG	Wheat December Futures^	11/2016	USD	(1,991,037)	101,637
MACQ	Wheat December Futures^	11/2016	USD	(1,076,308)	11,008

					$(4,723,350)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	JPPC	LME Nickel Futures^	12/2016	$380,432	$380,700	$268
37	GSCO	Cocoa Futures^	12/2016	1,151,983	1,066,097	(85,886)
156	MSCL	Coffee ‘C’ Futures^	12/2016	8,409,454	8,865,675	456,221
40	MSCL	Cotton No. 2 Futures^	12/2016	1,398,936	1,361,600	(37,336)
679	MSCL	Gold 100 OZ Futures^	12/2016	91,119,941	89,431,090	(1,688,851)
17	JPPC	LME Aluminum Futures^	10/2016	699,244	707,519	8,275
30	JPPC	LME Aluminum Futures^	10/2016	1,238,977	1,248,562	9,585
2	JPPC	LME Aluminum Futures^	10/2016	83,099	83,238	139
3	JPPC	LME Aluminum Futures^	10/2016	124,841	124,856	15
1	JPPC	LME Aluminum Futures^	10/2016	41,921	41,619	(302)
18	JPPC	LME Aluminum Futures^	10/2016	759,083	749,137	(9,946)
10	JPPC	LME Aluminum Futures^	10/2016	414,606	416,188	1,582
2	JPPC	LME Aluminum Futures^	10/2016	81,930	83,247	1,317
35	JPPC	LME Aluminum Futures^	10/2016	1,417,123	1,456,971	39,848
18	JPPC	LME Aluminum Futures^	10/2016	724,544	749,619	25,075
18	JPPC	LME Aluminum Futures^	10/2016	722,519	749,700	27,181
40	JPPC	LME Aluminum Futures^	10/2016	1,593,714	1,666,180	72,466
53	JPPC	LME Aluminum Futures^	10/2016	2,124,056	2,207,927	83,871
8	JPPC	LME Aluminum Futures^	11/2016	325,996	333,472	7,476
17	JPPC	LME Aluminum Futures^	11/2016	693,355	708,671	15,316
9	JPPC	LME Aluminum Futures^	11/2016	371,398	375,275	3,877
12	JPPC	LME Aluminum Futures^	11/2016	492,392	500,400	8,008
6	JPPC	LME Aluminum Futures^	11/2016	248,391	250,217	1,826
31	JPPC	LME Aluminum Futures^	11/2016	1,278,983	1,293,118	14,135
15	JPPC	LME Aluminum Futures^	11/2016	622,124	625,740	3,616
27	JPPC	LME Aluminum Futures^	11/2016	1,137,694	1,126,406	(11,288)
31	JPPC	LME Aluminum Futures^	11/2016	1,312,621	1,293,382	(19,239)
36	JPPC	LME Aluminum Futures^	11/2016	1,514,854	1,502,100	(12,754)
5	JPPC	LME Aluminum Futures^	11/2016	207,741	208,736	995
8	JPPC	LME Aluminum Futures^	11/2016	333,459	334,024	565
12	JPPC	LME Aluminum Futures^	11/2016	498,046	501,168	3,122
27	JPPC	LME Aluminum Futures^	12/2016	1,090,191	1,128,532	38,341
23	JPPC	LME Aluminum Futures^	12/2016	926,956	961,474	34,518
36	JPPC	LME Aluminum Futures^	12/2016	1,439,622	1,505,916	66,294
35	JPPC	LME Aluminum Futures^	12/2016	1,390,386	1,464,278	73,892
39	JPPC	LME Aluminum Futures^	12/2016	1,545,996	1,631,848	85,852
10	JPPC	LME Aluminum Futures^	12/2016	392,025	418,590	26,565
14	JPPC	LME Aluminum Futures^	12/2016	550,934	586,103	35,169

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
21	JPPC	LME Aluminum Futures^	12/2016	$823,057	$879,270	$56,213
5	JPPC	LME Aluminum Futures^	12/2016	198,265	209,379	11,114
9	JPPC	LME Aluminum Futures^	12/2016	357,097	376,931	19,834
297	JPPC	LME Aluminum Futures^	12/2016	12,205,841	12,433,162	227,321
6	JPPC	LME Aluminum Futures^	12/2016	236,265	251,250	14,985
2	JPPC	LME Aluminum Futures^	12/2016	80,155	83,700	3,545
75	JPPC	LME Aluminum Futures^	12/2016	3,107,210	3,137,493	30,283
16	JPPC	LME Aluminum Futures^	12/2016	665,951	669,268	3,317
31	JPPC	LME Aluminum Futures^	12/2016	1,294,024	1,296,575	2,551
5	JPPC	LME Copper Futures^	10/2016	592,921	606,143	13,222
3	JPPC	LME Copper Futures^	10/2016	355,145	363,728	8,583
5	JPPC	LME Copper Futures^	10/2016	618,043	606,625	(11,418)
4	JPPC	LME Copper Futures^	10/2016	496,337	485,300	(11,037)
3	JPPC	LME Copper Futures^	10/2016	366,830	363,975	(2,855)
3	JPPC	LME Copper Futures^	10/2016	371,623	363,975	(7,648)
3	JPPC	LME Copper Futures^	10/2016	370,596	363,975	(6,621)
3	JPPC	LME Copper Futures^	10/2016	372,867	363,975	(8,892)
2	JPPC	LME Copper Futures^	10/2016	246,324	242,709	(3,615)
1	JPPC	LME Copper Futures^	10/2016	122,273	121,361	(912)
1	JPPC	LME Copper Futures^	10/2016	122,240	121,369	(871)
2	JPPC	LME Copper Futures^	11/2016	241,284	242,854	1,570
9	JPPC	LME Copper Futures^	11/2016	1,038,810	1,093,950	55,140
3	JPPC	LME Copper Futures^	12/2016	347,707	364,678	16,971
2	JPPC	LME Copper Futures^	12/2016	233,505	243,232	9,727
1	JPPC	LME Copper Futures^	12/2016	116,255	121,625	5,370
1	JPPC	LME Copper Futures^	12/2016	117,884	121,668	3,784
16	JPPC	LME Copper Futures^	12/2016	1,917,597	1,946,800	29,203
2	JPPC	LME Copper Futures^	12/2016	237,984	243,358	5,374
5	JPPC	LME Copper Futures^	12/2016	602,341	608,089	5,748
1	JPPC	LME Copper Futures^	12/2016	120,952	121,622	670
1	JPPC	LME Copper Futures^	12/2016	121,383	121,625	242
2	JPPC	LME Nickel Futures^	10/2016	116,986	126,349	9,363
9	JPPC	LME Nickel Futures^	10/2016	529,216	568,598	39,382
5	JPPC	LME Nickel Futures^	10/2016	303,408	315,952	12,544
5	JPPC	LME Nickel Futures^	10/2016	310,713	315,968	5,255
1	JPPC	LME Nickel Futures^	10/2016	61,950	63,196	1,246
9	JPPC	LME Nickel Futures^	10/2016	561,576	568,799	7,223
5	JPPC	LME Nickel Futures^	10/2016	310,586	316,064	5,478
1	JPPC	LME Nickel Futures^	10/2016	62,955	63,216	261
2	JPPC	LME Nickel Futures^	10/2016	128,295	126,446	(1,849)
4	JPPC	LME Nickel Futures^	10/2016	251,143	252,946	1,803
3	JPPC	LME Nickel Futures^	10/2016	185,801	189,720	3,919

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	JPPC	LME Nickel Futures^	10/2016	$124,640	$126,486	$1,846
1	JPPC	LME Nickel Futures^	10/2016	63,472	63,247	(225)
1	JPPC	LME Nickel Futures^	11/2016	65,038	63,264	(1,774)
1	JPPC	LME Nickel Futures^	11/2016	64,060	63,267	(793)
2	JPPC	LME Nickel Futures^	11/2016	126,695	126,542	(153)
1	JPPC	LME Nickel Futures^	11/2016	64,913	63,284	(1,629)
2	JPPC	LME Nickel Futures^	11/2016	128,914	126,576	(2,338)
1	JPPC	LME Nickel Futures^	11/2016	65,292	63,292	(2,000)
3	JPPC	LME Nickel Futures^	11/2016	192,211	189,916	(2,295)
48	JPPC	LME Nickel Futures^	12/2016	2,905,139	3,044,736	139,597
10	JPPC	LME Nickel Futures^	12/2016	633,990	634,432	442
2	JPPC	LME Zinc Futures^	10/2016	103,975	118,850	14,875
5	JPPC	LME Zinc Futures^	10/2016	264,564	297,125	32,561
1	JPPC	LME Zinc Futures^	10/2016	53,916	59,403	5,487
5	JPPC	LME Zinc Futures^	10/2016	272,944	296,911	23,967
10	JPPC	LME Zinc Futures^	10/2016	552,310	593,393	41,083
6	JPPC	LME Zinc Futures^	10/2016	331,586	355,779	24,193
2	JPPC	LME Zinc Futures^	10/2016	111,903	118,550	6,647
1	JPPC	LME Zinc Futures^	10/2016	55,857	59,270	3,413
4	JPPC	LME Zinc Futures^	10/2016	226,331	237,060	10,729
4	JPPC	LME Zinc Futures^	10/2016	226,055	237,020	10,965
3	JPPC	LME Zinc Futures^	10/2016	167,071	177,750	10,679
4	JPPC	LME Zinc Futures^	10/2016	220,588	237,036	16,448
3	JPPC	LME Zinc Futures^	11/2016	169,563	177,993	8,430
2	JPPC	LME Zinc Futures^	11/2016	114,080	118,657	4,577
3	JPPC	LME Zinc Futures^	11/2016	170,264	177,979	7,715
5	JPPC	LME Zinc Futures^	11/2016	287,587	296,625	9,038
4	JPPC	LME Zinc Futures^	11/2016	226,527	237,475	10,948
7	JPPC	LME Zinc Futures^	11/2016	395,235	415,581	20,346
2	JPPC	LME Zinc Futures^	11/2016	114,102	118,712	4,610
2	JPPC	LME Zinc Futures^	11/2016	114,056	118,727	4,671
4	JPPC	LME Zinc Futures^	11/2016	228,752	237,475	8,723
4	JPPC	LME Zinc Futures^	11/2016	230,477	237,565	7,088
127	JPPC	LME Zinc Futures^	12/2016	7,316,940	7,554,119	237,179
66	MSCL	Nymex Palladium Futures^	12/2016	4,672,221	4,761,900	89,679
59	MSCL	Platinum Futures^	01/2017	3,117,037	3,051,775	(65,262)
214	MSCL	Silver Futures^	12/2016	20,722,219	20,558,980	(163,239)
65	MSCL	Soybean Futures^	11/2016	3,090,641	3,100,500	9,859
79	MSCL	Soybean Oil Futures^	12/2016	1,583,051	1,585,056	2,005
669	MSCL	Sugar #11 (World Markets) Futures^	02/2017	15,579,372	17,233,440	1,654,068
75	BARC	Amsterdam Index Futures	10/2016	7,537,923	7,617,998	80,075
145	BARC	CAC40 Index Futures	10/2016	7,229,545	7,237,828	8,283
34	BARC	DAX Index Futures	12/2016	9,948,342	10,037,835	89,493

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
327	BARC	E-Mini DJIA CBOT Futures	12/2016	$29,644,247	$29,788,065	$143,818
69	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	5,859,782	5,888,115	28,333
503	JPMS	E-Mini MSCI Emerging Markets Index Futures	12/2016	23,264,433	22,949,375	(315,058)
197	BARC	E-Mini Russell 2000 Futures	12/2016	24,098,352	24,591,510	493,158
3	BARC	Euro Stoxx 50 Index Futures	12/2016	101,963	100,900	(1,063)
342	BARC	FTSE 100 Index Futures	12/2016	29,760,430	30,398,151	637,721
16	BARC	Hang Seng Index Futures	10/2016	2,421,387	2,404,518	(16,869)
25	BARC	H-SHARES Index Futures	10/2016	1,566,543	1,547,110	(19,433)
3	BARC	KOSPI Index 200 Futures	12/2016	346,805	351,659	4,854
3	JPMS	KOSPI Index 200 Futures	12/2016	355,964	351,660	(4,304)
398	BARC	MSCI Singapore Index Futures	10/2016	9,118,161	9,197,749	79,588
497	BARC	NASDAQ 100 E-Mini Futures	12/2016	47,013,851	48,410,285	1,396,434
409	JPMS	OMXS30 Index Futures	10/2016	6,747,810	6,858,144	110,334
266	BARC	S&P 500 E-Mini Futures	12/2016	28,573,133	28,733,320	160,187
111	BARC	S&P MID 400 E-Mini Futures	12/2016	17,120,955	17,200,560	79,605
253	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	32,605,524	32,983,818	378,294
5	JPMS	SGX FTSE China A50 Index Futures	10/2016	47,683	47,837	154
445	BARC	SGX S&P CNX Nifty Index Futures	10/2016	7,818,136	7,699,390	(118,746)
280	BARC	SPI 200 Index Futures	12/2016	28,233,400	29,015,948	782,548
315	JPMS	3-Month Euro Euribor Futures	03/2017	88,791,948	88,742,473	(49,475)
397	JPMS	3-Month Euro Euribor Futures	06/2017	111,903,537	111,865,986	(37,551)
626	JPMS	3-Month Euro Euribor Futures	09/2017	176,475,257	176,419,588	(55,669)
762	JPMS	3-Month Euro Euribor Futures	12/2017	214,760,361	214,779,266	18,905
881	JPMS	3-Month Euro Euribor Futures	03/2018	248,195,567	248,345,651	150,084
832	JPMS	3-Month Euro Euribor Futures	06/2018	234,479,595	234,533,010	53,415
707	JPMS	3-Month Euro Euribor Futures	09/2018	199,277,226	199,296,680	19,454
122	JPMS	90-Day EURODollar Futures	03/2018	30,174,450	30,169,075	(5,375)
221	JPMS	90-Day EURODollar Futures	06/2018	54,642,475	54,633,962	(8,513)
261	JPMS	90-Day EURODollar Futures	09/2018	64,516,468	64,499,625	(16,843)
110	JPMS	90-Day Sterling Futures	12/2016	17,776,291	17,762,360	(13,931)
1,247	JPMS	90-Day Sterling Futures	03/2017	201,291,050	201,431,262	140,212
1,360	JPMS	90-Day Sterling Futures	06/2017	219,380,089	219,728,525	348,436
1,350	JPMS	90-Day Sterling Futures	09/2017	217,864,426	218,134,746	270,320
1,300	JPMS	90-Day Sterling Futures	12/2017	209,767,552	210,076,765	309,213

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,215	JPMS	90-Day Sterling Futures	03/2018	$196,030,162	$196,340,977	$310,815
1,165	JPMS	90-Day Sterling Futures	06/2018	187,979,558	188,242,207	262,649
1,116	JPMS	90-Day Sterling Futures	09/2018	180,248,637	180,306,642	58,005
158	JPMS	Australia 10-Year Bond Futures	12/2016	16,409,382	16,568,731	159,349
337	GSCO	Canadian 10-Year Bond Futures	12/2016	37,783,274	37,739,273	(44,001)
85	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	12/2016	15,895,580	15,629,375	(266,205)
375	GSCO	Euro - OAT Futures	12/2016	67,021,999	67,451,550	429,551
2,238	GSCO	Euro - SCHATZ Futures	12/2016	281,601,625	281,913,812	312,187
1,657	GSCO	Euro-Bobl Futures	12/2016	245,115,501	245,871,127	755,626
435	GSCO	Euro-BTP Italian Government Bond Futures	12/2016	69,931,406	69,921,965	(9,441)
510	GSCO	Euro-Bund Futures	12/2016	94,373,805	94,930,937	557,132
36	GSCO	Euro-Buxl 30-Year Bond Futures	12/2016	7,746,405	7,771,874	25,469
408	GSCO	Long Gilt Futures	12/2016	68,875,764	68,880,001	4,237
411	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	53,958,224	53,892,375	(65,849)
10	MSCL	U.S. Treasury 2-Year Note Futures	12/2016	2,184,843	2,184,687	(156)
881	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	107,078,788	107,055,265	(23,523)
74	MSCL	U.S. Treasury Long Bond Futures	12/2016	12,511,752	12,443,563	(68,189)

				4,478,391,916	4,487,927,151	9,535,235

Short Contracts:
379	GSCO	Brent Crude Futures^	10/2016	$(17,725,359)	$(19,022,010)	$(1,296,651)
166	MSCL	Cocoa Futures^	12/2016	(4,777,851)	(4,583,260)	194,591
538	GSCO	Copper Futures^	11/2016	(22,684,057)	(24,088,950)	(1,404,893)
65	MSCL	Copper Futures^	12/2016	(3,392,303)	(3,592,063)	(199,760)
864	MSCL	Corn Futures^	12/2016	(14,354,941)	(14,547,600)	(192,659)
81	MSCL	Gasoline RBOB Futures^	10/2016	(4,673,463)	(4,977,466)	(304,003)
259	MSCL	Hard Red Winter Wheat Futures^	12/2016	(5,610,725)	(5,380,725)	230,000
211	MSCL	Heating Oil ULSD Futures^	10/2016	(12,838,915)	(13,632,415)	(793,500)
118	MSCL	Lean Hogs Futures^	12/2016	(2,591,026)	(2,075,620)	515,406
149	MSCL	Live Cattle Futures^	12/2016	(6,344,550)	(5,967,450)	377,100
17	JPPC	LME Aluminum Futures^	10/2016	(702,645)	(707,519)	(4,874)
30	JPPC	LME Aluminum Futures^	10/2016	(1,236,817)	(1,248,562)	(11,745)
2	JPPC	LME Aluminum Futures^	10/2016	(82,995)	(83,237)	(242)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	JPPC	LME Aluminum Futures^	10/2016	$(124,418)	$(124,857)	$(439)
1	JPPC	LME Aluminum Futures^	10/2016	(42,097)	(41,619)	478
18	JPPC	LME Aluminum Futures^	10/2016	(756,031)	(749,138)	6,893
10	JPPC	LME Aluminum Futures^	10/2016	(415,078)	(416,188)	(1,110)
2	JPPC	LME Aluminum Futures^	10/2016	(81,347)	(83,246)	(1,899)
35	JPPC	LME Aluminum Futures^	10/2016	(1,410,851)	(1,456,971)	(46,120)
18	JPPC	LME Aluminum Futures^	10/2016	(722,783)	(749,619)	(26,836)
18	JPPC	LME Aluminum Futures^	10/2016	(722,775)	(749,700)	(26,925)
40	JPPC	LME Aluminum Futures^	10/2016	(1,593,985)	(1,666,180)	(72,195)
53	JPPC	LME Aluminum Futures^	10/2016	(2,130,626)	(2,207,927)	(77,301)
8	JPPC	LME Aluminum Futures^	11/2016	(323,410)	(333,472)	(10,062)
17	JPPC	LME Aluminum Futures^	11/2016	(696,906)	(708,670)	(11,764)
9	JPPC	LME Aluminum Futures^	11/2016	(373,028)	(375,275)	(2,247)
12	JPPC	LME Aluminum Futures^	11/2016	(492,544)	(500,400)	(7,856)
6	JPPC	LME Aluminum Futures^	11/2016	(247,860)	(250,216)	(2,356)
31	JPPC	LME Aluminum Futures^	11/2016	(1,277,936)	(1,293,119)	(15,183)
15	JPPC	LME Aluminum Futures^	11/2016	(618,151)	(625,740)	(7,589)
27	JPPC	LME Aluminum Futures^	11/2016	(1,137,673)	(1,126,406)	11,267
31	JPPC	LME Aluminum Futures^	11/2016	(1,309,671)	(1,293,382)	16,289
36	JPPC	LME Aluminum Futures^	11/2016	(1,521,200)	(1,502,100)	19,100
5	JPPC	LME Aluminum Futures^	11/2016	(207,219)	(208,736)	(1,517)
8	JPPC	LME Aluminum Futures^	11/2016	(333,112)	(334,024)	(912)
12	JPPC	LME Aluminum Futures^	11/2016	(497,523)	(501,168)	(3,645)
27	JPPC	LME Aluminum Futures^	12/2016	(1,084,897)	(1,128,533)	(43,636)
23	JPPC	LME Aluminum Futures^	12/2016	(924,185)	(961,475)	(37,290)
36	JPPC	LME Aluminum Futures^	12/2016	(1,437,812)	(1,505,916)	(68,104)
35	JPPC	LME Aluminum Futures^	12/2016	(1,387,282)	(1,464,277)	(76,995)
39	JPPC	LME Aluminum Futures^	12/2016	(1,544,853)	(1,631,848)	(86,995)
10	JPPC	LME Aluminum Futures^	12/2016	(391,842)	(418,590)	(26,748)
14	JPPC	LME Aluminum Futures^	12/2016	(549,555)	(586,103)	(36,548)
21	JPPC	LME Aluminum Futures^	12/2016	(824,497)	(879,270)	(54,773)
5	JPPC	LME Aluminum Futures^	12/2016	(196,852)	(209,379)	(12,527)
9	JPPC	LME Aluminum Futures^	12/2016	(354,346)	(376,931)	(22,585)
6	JPPC	LME Aluminum Futures^	12/2016	(236,425)	(251,250)	(14,825)
234	JPPC	LME Aluminum Futures^	12/2016	(9,309,206)	(9,795,825)	(486,619)
2	JPPC	LME Aluminum Futures^	12/2016	(80,740)	(83,700)	(2,960)
75	JPPC	LME Aluminum Futures^	12/2016	(3,110,095)	(3,137,494)	(27,399)
16	JPPC	LME Aluminum Futures^	12/2016	(665,361)	(669,268)	(3,907)
31	JPPC	LME Aluminum Futures^	12/2016	(1,290,299)	(1,296,575)	(6,276)
5	JPPC	LME Copper Futures^	10/2016	(591,300)	(606,142)	(14,842)
3	JPPC	LME Copper Futures^	10/2016	(354,818)	(363,729)	(8,911)
5	JPPC	LME Copper Futures^	10/2016	(617,613)	(606,625)	10,988
4	JPPC	LME Copper Futures^	10/2016	(494,727)	(485,300)	9,427
3	JPPC	LME Copper Futures^	10/2016	(367,491)	(363,975)	3,516
3	JPPC	LME Copper Futures^	10/2016	(369,761)	(363,975)	5,786
3	JPPC	LME Copper Futures^	10/2016	(371,880)	(363,975)	7,905
3	JPPC	LME Copper Futures^	10/2016	(371,892)	(363,975)	7,917
2	JPPC	LME Copper Futures^	10/2016	(246,245)	(242,708)	3,537
1	JPPC	LME Copper Futures^	10/2016	(121,623)	(121,362)	261

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Copper Futures^	10/2016	$(122,466)	$(121,368)	$1,098
2	JPPC	LME Copper Futures^	11/2016	(242,095)	(242,854)	(759)
9	JPPC	LME Copper Futures^	11/2016	(1,038,530)	(1,093,950)	(55,420)
3	JPPC	LME Copper Futures^	12/2016	(347,058)	(364,679)	(17,621)
2	JPPC	LME Copper Futures^	12/2016	(233,259)	(243,232)	(9,973)
1	JPPC	LME Copper Futures^	12/2016	(116,061)	(121,625)	(5,564)
1	JPPC	LME Copper Futures^	12/2016	(117,935)	(121,667)	(3,732)
2	JPPC	LME Copper Futures^	12/2016	(237,694)	(243,358)	(5,664)
37	JPPC	LME Copper Futures^	12/2016	(4,286,651)	(4,501,975)	(215,324)
5	JPPC	LME Copper Futures^	12/2016	(604,386)	(608,089)	(3,703)
1	JPPC	LME Copper Futures^	12/2016	(120,548)	(121,622)	(1,074)
1	JPPC	LME Copper Futures^	12/2016	(120,747)	(121,625)	(878)
2	JPPC	LME Nickel Futures^	10/2016	(116,989)	(126,349)	(9,360)
9	JPPC	LME Nickel Futures^	10/2016	(527,783)	(568,598)	(40,815)
5	JPPC	LME Nickel Futures^	10/2016	(303,888)	(315,952)	(12,064)
5	JPPC	LME Nickel Futures^	10/2016	(310,420)	(315,968)	(5,548)
1	JPPC	LME Nickel Futures^	10/2016	(62,059)	(63,197)	(1,138)
9	JPPC	LME Nickel Futures^	10/2016	(562,443)	(568,799)	(6,356)
5	JPPC	LME Nickel Futures^	10/2016	(310,098)	(316,064)	(5,966)
1	JPPC	LME Nickel Futures^	10/2016	(63,157)	(63,216)	(59)
2	JPPC	LME Nickel Futures^	10/2016	(128,197)	(126,446)	1,751
4	JPPC	LME Nickel Futures^	10/2016	(249,932)	(252,946)	(3,014)
3	JPPC	LME Nickel Futures^	10/2016	(184,403)	(189,720)	(5,317)
2	JPPC	LME Nickel Futures^	10/2016	(124,030)	(126,487)	(2,457)
1	JPPC	LME Nickel Futures^	10/2016	(63,177)	(63,247)	(70)
1	JPPC	LME Nickel Futures^	11/2016	(64,978)	(63,264)	1,714
1	JPPC	LME Nickel Futures^	11/2016	(63,958)	(63,268)	690
2	JPPC	LME Nickel Futures^	11/2016	(126,724)	(126,542)	182
1	JPPC	LME Nickel Futures^	11/2016	(64,935)	(63,285)	1,650
2	JPPC	LME Nickel Futures^	11/2016	(129,355)	(126,576)	2,779
1	JPPC	LME Nickel Futures^	11/2016	(64,771)	(63,292)	1,479
3	JPPC	LME Nickel Futures^	11/2016	(192,947)	(189,916)	3,031
6	JPPC	LME Nickel Futures^	12/2016	(378,418)	(380,700)	(2,282)
10	JPPC	LME Nickel Futures^	12/2016	(634,182)	(634,432)	(250)
2	JPPC	LME Zinc Futures^	10/2016	(105,583)	(118,850)	(13,267)
5	JPPC	LME Zinc Futures^	10/2016	(263,756)	(297,125)	(33,369)
1	JPPC	LME Zinc Futures^	10/2016	(53,997)	(59,403)	(5,406)
5	JPPC	LME Zinc Futures^	10/2016	(270,539)	(296,911)	(26,372)
10	JPPC	LME Zinc Futures^	10/2016	(550,601)	(593,393)	(42,792)
6	JPPC	LME Zinc Futures^	10/2016	(330,518)	(355,779)	(25,261)
2	JPPC	LME Zinc Futures^	10/2016	(111,794)	(118,550)	(6,756)
1	JPPC	LME Zinc Futures^	10/2016	(56,266)	(59,270)	(3,004)
4	JPPC	LME Zinc Futures^	10/2016	(226,221)	(237,060)	(10,839)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Zinc Futures^	10/2016	$(226,090)	$(237,020)	$(10,930)
3	JPPC	LME Zinc Futures^	10/2016	(166,430)	(177,750)	(11,320)
4	JPPC	LME Zinc Futures^	10/2016	(221,906)	(237,036)	(15,130)
3	JPPC	LME Zinc Futures^	11/2016	(169,386)	(177,993)	(8,607)
2	JPPC	LME Zinc Futures^	11/2016	(114,095)	(118,657)	(4,562)
3	JPPC	LME Zinc Futures^	11/2016	(169,980)	(177,979)	(7,999)
5	JPPC	LME Zinc Futures^	11/2016	(286,800)	(296,625)	(9,825)
4	JPPC	LME Zinc Futures^	11/2016	(227,623)	(237,475)	(9,852)
7	JPPC	LME Zinc Futures^	11/2016	(391,979)	(415,581)	(23,602)
2	JPPC	LME Zinc Futures^	11/2016	(113,894)	(118,712)	(4,818)
2	JPPC	LME Zinc Futures^	11/2016	(113,994)	(118,727)	(4,733)
4	JPPC	LME Zinc Futures^	11/2016	(227,778)	(237,475)	(9,697)
4	JPPC	LME Zinc Futures^	11/2016	(229,890)	(237,565)	(7,675)
107	MSCL	Natural Gas Futures^	10/2016	(3,097,233)	(3,109,420)	(12,187)
87	MSCL	Soybean Meal Futures^	12/2016	(2,884,084)	(2,606,520)	277,564
339	MSCL	Wheat Futures^	12/2016	(7,426,137)	(6,813,900)	612,237
510	MSCL	WTI Crude Futures^	10/2016	(23,288,691)	(24,602,400)	(1,313,709)
2	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	(67,339)	(66,936)	403
27	BARC	FTSE/MIB Index Futures	12/2016	(2,493,330)	(2,480,575)	12,755
16	BARC	IBEX 35 Index Futures	10/2016	(1,587,576)	(1,574,954)	12,622
29	JPMS	Nikkei 225 Futures	12/2016	(4,856,280)	(4,704,403)	151,877
4	BARC	TOPIX Index Futures	12/2016	(514,594)	(521,868)	(7,274)
44	GSCO	10-Year Japanese Government Bond Futures	12/2016	(65,780,522)	(66,100,882)	(320,360)
1,182	JPMS	90-Day EURODollar Futures	03/2017	(292,619,430)	(292,707,525)	(88,095)
849	JPMS	90-Day EURODollar Futures	06/2017	(210,111,574)	(210,159,338)	(47,764)
514	JPMS	90-Day EURODollar Futures	09/2017	(127,144,427)	(127,189,300)	(44,873)
130	JPMS	90-Day EURODollar Futures	12/2017	(32,143,548)	(32,153,875)	(10,327)
749	JPMS	Australia 3-Year Bond Futures	12/2016	(64,683,674)	(64,954,765)	(271,091)
91	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(17,177,384)	(17,187,136)	(9,752)
429	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(80,998,678)	(81,037,330)	(38,652)
272	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(51,360,335)	(51,382,903)	(22,568)
138	JPMS	Euro CHF 3-Month Futures	03/2017	(35,795,849)	(35,806,845)	(10,996)
93	JPMS	Euro CHF 3-Month LIFFE Futures	06/2017	(24,124,419)	(24,133,093)	(8,674)
65	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(16,860,370)	(16,867,216)	(6,846)

				(1,223,306,336)	(1,229,283,658)	(5,977,322)

				$3,255,085,580	$3,258,643,493	$3,557,913

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	51,222,800	$39,070,892	$39,132,783	$61,891
Australian Dollar, Expiring 12/21/16	JPMC	AUD	76,834,200	58,606,497	58,699,174	92,677
Brazilian Real, Expiring 12/21/16*	CITI	BRL	29,127,200	8,686,272	8,750,040	63,768
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	43,690,800	13,029,421	13,125,059	95,638
Canadian Dollar, Expiring 12/21/16	CITI	CAD	45,768,000	35,189,969	34,905,748	(284,221)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	68,652,000	52,785,050	52,358,625	(426,425)
Swiss Franc, Expiring 12/21/16	CITI	CHF	680,000	697,643	703,391	5,748
Swiss Franc, Expiring 12/21/16	JPMC	CHF	1,020,000	1,046,560	1,055,087	8,527
Chilean Peso, Expiring 12/21/16*	CITI	CLP	3,323,270,200	4,902,634	5,020,055	117,421
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	4,659,904,800	6,868,498	7,039,144	170,646
Colombian Peso, Expiring 12/21/16*	CITI	COP	10,693,944,800	3,625,768	3,658,946	33,178
Colombian Peso, Expiring 12/21/16*	JPMC	COP	12,722,236,200	4,318,254	4,352,926	34,672
Euro, Expiring 12/21/16	CITI	EUR	59,369,600	66,871,221	66,940,707	69,486
Euro, Expiring 12/21/16	JPMC	EUR	89,054,400	100,306,958	100,411,060	104,102
British Pound, Expiring 12/21/16	CITI	GBP	627,200	828,659	814,308	(14,351)
British Pound, Expiring 12/21/16	JPMC	GBP	940,800	1,243,185	1,221,462	(21,723)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	13,653,000	1,762,105	1,761,644	(461)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	2,756,016,000	9,994,692	10,057,007	62,315
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	4,134,024,000	14,991,526	15,085,511	93,985
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	64,925,647,600	4,837,713	4,915,262	77,549
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	97,388,471,400	7,256,578	7,372,892	116,314
Israeli Shekel, Expiring 12/21/16	CITI	ILS	26,136,600	6,962,676	6,989,319	26,643
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	32,117,400	8,564,410	8,588,678	24,268
Indian Rupee, Expiring 12/21/16*	CITI	INR	623,583,600	9,194,353	9,241,062	46,709
Indian Rupee, Expiring 12/21/16*	JPMC	INR	935,375,400	13,791,548	13,861,591	70,043
Japanese Yen, Expiring 12/21/16	CITI	JPY	13,998,693,002	137,532,029	138,542,587	1,010,558

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	20,895,546,002	$205,276,435	$206,799,520	$1,523,085
Korean Won, Expiring 12/21/16*	CITI	KRW	29,358,619,201	26,517,996	26,645,323	127,327
Korean Won, Expiring 12/21/16*	JPMC	KRW	44,037,928,800	39,777,042	39,967,989	190,947
Mexican Peso, Expiring 12/21/16	CITI	MXN	23,254,800	1,247,919	1,188,787	(59,132)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	34,882,200	1,871,881	1,783,181	(88,700)
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	18,212,000	4,490,166	4,386,417	(103,749)
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	26,064,000	6,426,891	6,277,596	(149,295)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	201,759,600	24,670,167	25,242,558	572,391
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	302,639,400	37,005,376	37,863,836	858,460
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	124,200,400	90,668,408	90,158,794	(509,614)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	186,300,600	136,000,300	135,238,192	(762,108)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	212,233,200	4,547,698	4,366,894	(180,804)
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	318,349,800	6,821,556	6,550,341	(271,215)
Poland Zloty, Expiring 12/21/16	CITI	PLN	80,664,001	20,926,916	21,063,103	136,187
Poland Zloty, Expiring 12/21/16	JPMC	PLN	120,996,000	31,390,097	31,594,658	204,561
Swedish Krona, Expiring 12/21/16	CITI	SEK	9,107,200	1,089,670	1,065,937	(23,733)
Swedish Krona, Expiring 12/21/16	JPMC	SEK	13,660,800	1,634,371	1,598,906	(35,465)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	5,949,200	4,382,079	4,363,921	(18,158)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	6,958,800	5,119,650	5,104,492	(15,158)
Turkish Lira, Expiring 12/21/16	CITI	TRY	108,925,400	36,175,743	35,724,675	(451,068)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	162,369,600	53,927,495	53,252,973	(674,522)
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	149,533,600	4,774,359	4,781,068	6,709
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	224,300,400	7,161,544	7,171,604	10,060
South African Rand, Expiring 12/21/16	CITI	ZAR	188,868,000	13,238,425	13,551,633	313,208
South African Rand, Expiring 12/21/16	JPMC	ZAR	283,302,000	19,857,736	20,327,452	469,716

				$1,397,965,031	$1,400,673,918	$2,708,887

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	(29,156,000)	$(21,848,465)	$(22,274,366)	$(425,901)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(43,734,000)	(32,772,591)	(33,411,550)	(638,959)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(516,000)	(154,130)	(155,010)	(880)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(774,000)	(231,193)	(232,515)	(1,322)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(90,634,800)	(68,889,663)	(69,124,184)	(234,521)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(135,952,200)	(103,334,362)	(103,686,277)	(351,915)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(751,600)	(776,663)	(777,454)	(791)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(950,400)	(982,236)	(983,093)	(857)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	(563,686,600)	(833,861)	(851,492)	(17,631)
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	(750,917,400)	(1,108,925)	(1,134,318)	(25,393)
Colombian Peso, Expiring 12/21/16*	CITI	COP	(838,305,200)	(275,862)	(286,827)	(10,965)
Colombian Peso, Expiring 12/21/16*	JPMC	COP	(1,257,457,800)	(413,792)	(430,241)	(16,449)
Euro, Expiring 12/21/16	CITI	EUR	(107,451,202)	(120,983,797)	(121,153,913)	(170,116)
Euro, Expiring 12/21/16	JPMC	EUR	(161,176,801)	(181,476,011)	(181,730,871)	(254,860)
British Pound, Expiring 12/21/16	CITI	GBP	(46,499,601)	(61,121,779)	(60,371,450)	750,329
British Pound, Expiring 12/21/16	JPMC	GBP	(69,749,401)	(91,682,733)	(90,557,176)	1,125,557
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(4,643,200)	(599,271)	(599,111)	160
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(6,964,800)	(898,906)	(898,667)	239
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(314,966,400)	(1,142,001)	(1,149,348)	(7,347)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(360,036,600)	(1,303,524)	(1,313,814)	(10,290)
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	(2,015,526,400)	(151,123)	(152,588)	(1,465)
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	(2,617,569,600)	(195,878)	(198,165)	(2,287)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(2,467,000)	(655,535)	(659,713)	(4,178)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(2,520,000)	(668,896)	(673,885)	(4,989)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(5,984,000)	(87,727)	(88,679)	(952)
Indian Rupee, Expiring 12/21/16*	JPMC	INR	(8,976,000)	(131,590)	(133,018)	(1,428)
Japanese Yen, Expiring 12/21/16	CITI	JPY	(2,856,900,800)	(27,941,649)	(28,274,244)	(332,595)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(4,285,351,200)	(41,912,421)	(42,411,363)	(498,942)
Korean Won, Expiring 12/21/16*	CITI	KRW	(805,977,200)	(720,556)	(731,489)	(10,933)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(1,208,965,800)	(1,080,833)	(1,097,235)	(16,402)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(291,859,600)	(15,059,388)	(14,919,886)	139,502
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(437,789,400)	(22,590,256)	(22,379,831)	210,425
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	(13,405,400)	(3,250,809)	(3,228,731)	22,078
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	(19,143,600)	(4,643,590)	(4,610,797)	32,793
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(34,506,000)	(4,157,367)	(4,317,117)	(159,750)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(51,759,000)	$(6,236,742)	$(6,475,676)	$(238,934)
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	(52,031,600)	(37,699,235)	(37,770,461)	(71,226)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(78,047,400)	(56,548,783)	(56,655,690)	(106,907)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	(268,401,200)	(5,590,056)	(5,522,602)	67,454
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	(386,977,800)	(8,052,188)	(7,962,427)	89,761
Poland Zloty, Expiring 12/21/16	CITI	PLN	(40,510,800)	(10,361,072)	(10,578,241)	(217,169)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(60,766,200)	(15,541,588)	(15,867,361)	(325,773)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(338,444,400)	(40,003,837)	(39,612,655)	391,182
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(507,666,600)	(60,006,591)	(59,418,980)	587,611
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(7,456,400)	(5,481,080)	(5,469,495)	11,585
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(10,776,600)	(7,921,522)	(7,904,964)	16,558
Turkish Lira, Expiring 12/21/16	CITI	TRY	(38,748,000)	(12,769,616)	(12,708,327)	61,289
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(48,777,000)	(16,069,648)	(15,997,577)	72,071
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	(10,404,600)	(328,775)	(332,668)	(3,893)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	(5,546,400)	(175,296)	(177,336)	(2,040)
South African Rand, Expiring 12/21/16	CITI	ZAR	(44,934,800)	(3,020,709)	(3,224,157)	(203,448)
South African Rand, Expiring 12/21/16	JPMC	ZAR	(67,402,200)	(4,531,663)	(4,836,235)	(304,572)

				(1,104,415,784)	(1,105,513,270)	(1,097,486)

				$293,549,247	$295,160,648	$1,611,401

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(180,000)	$—	$(180,000)

BARC
Cash	—	9,558,777	9,558,777

CITI
Investment Companies	8,810,202	—	8,810,202

GSCO
Cash	—	6,124,063	6,124,063

GSIN
Investment Companies	5,030,744	—	5,030,744

JPMC
Cash	25,740,000	—	25,740,000

JPMS
Cash	—	7,404,945	7,404,945

MSCL
Cash	—	1,973,885	1,973,885

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$2,971,305	$—	$2,971,305

DTBK
Investment Companies	590,164	—	590,164

GSCO
Cash	—	6,637,538	6,637,538

JPPC
Cash	—	1,449,387	1,449,387

MACQ
Investment Companies	3,090,000	—	3,090,000

MSCL
Cash	—	(982,583)	(982,583)
U.S. Treasury Bills	—	14,213,356	14,213,356

SOCG
Investment Companies	1,240,000	—	1,240,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 94.5%
COMMON STOCKS - 12.0%

Canada - 0.6%
Manitoba Telecom Services, Inc.	419,623	12,058,224
Newmarket Gold, Inc. *	69,056	247,916
Whistler Blackcomb Holdings, Inc.	392,216	11,180,974

		23,487,114

Germany - 0.3%
KUKA AG (2)*	77,820	9,411,498

Italy - 0.0% (a)
Italcementi SpA (2)*	31,102	369,652

United States - 11.1%
Astoria Financial Corp.	208,830	3,048,918
AVG Technologies NV *	482,547	12,068,501
Carmike Cinemas, Inc. *	300,667	9,828,804
Cavium, Inc. *	1	58
Dell Technologies, Inc., Class V *	71,605	3,422,719
Dow Chemical Co. (The)	17,590	911,690
DTS, Inc.	13,223	562,506
FMC Technologies, Inc. *	269,059	7,982,980
Global Payments, Inc.	1	77
Hawaiian Electric Industries, Inc.	23,593	704,251
Herbalife Ltd. *	10,946	678,542
inContact, Inc. *	530,024	7,409,735
Johnson Controls International plc	1,547	71,993
Joy Global, Inc.	285,742	7,926,483
KeyCorp.	1	12
KLA-Tencor Corp.	155,746	10,857,054
Lexmark International, Inc., Class A	125,469	5,013,741
Linear Technology Corp.	600,713	35,616,274
LinkedIn Corp., Class A *	43,835	8,377,745
Marriott International, Inc., Class A	1	54
Monsanto Co.	154,642	15,804,412
NetSuite, Inc. *	101,171	11,198,618
NorthStar Asset Management Group, Inc.	400,961	5,184,426
NorthStar Realty Finance Corp., REIT	397,599	5,236,379
Parkway Properties, Inc., REIT	107,647	1,831,075
Piedmont Natural Gas Co., Inc.	120,672	7,245,147
Post Properties, Inc., REIT	157,256	10,399,339
Press Ganey Holdings, Inc. *	172,167	6,955,547
PrivateBancorp, Inc.	328,476	15,083,618
Quintiles IMS Holdings, Inc. *	230,703	18,700,785
Rackspace Hosting, Inc. *	615,605	19,508,522
Raptor Pharmaceutical Corp. *	709,652	6,365,578
Rite Aid Corp. *	2,791,125	21,463,751
Rofin-Sinar Technologies, Inc. *	289,234	9,307,550
Spectra Energy Corp.	608,508	26,013,717
St. Jude Medical, Inc.	94,714	7,554,389
Starz, Class A *	102,305	3,190,893
Talen Energy Corp. *	561,583	7,777,925
TiVo Corp. *	438,518	8,542,331
Valspar Corp. (The)	190,998	20,259,158

INVESTMENTS	SHARES	VALUE ($)
United States - 11.1% (continued)
Virgin America, Inc. *	52,411	2,804,513
Vitae Pharmaceuticals, Inc. *	130,728	2,734,830
Westar Energy, Inc.	259,756	14,741,153
WhiteWave Foods Co. (The) *	464,269	25,270,162
Yadkin Financial Corp.	378,440	9,949,188

		397,605,143

TOTAL COMMON STOCKS (Cost $423,202,670)		430,873,407

CONVERTIBLE PREFERRED STOCKS - 12.4%

China - 1.4%
Mandatory Exchangeable Trust 100 par, 5.75%, 6/1/2019 (2)(b)	396,743	51,207,619

Israel - 2.0%
Teva Pharmaceutical Industries Ltd. 1,000 par, 7.00%, 12/15/2018	85,700	69,700,599

United States - 9.0%
Allergan plc Series A, 1,000 par, 5.50%, 3/1/2018	43,225	35,514,957
Anthem, Inc. 50 par, 5.25%, 5/1/2018	633,300	27,529,551
Black Hills Corp. 50 par, 7.75%, 11/1/2018	134,716	9,290,015
Bunge Ltd. 100 par, 4.88%, 12/31/2049 (c)	59,900	5,696,915
Dominion Resources, Inc. 50 par, 6.38%, 7/1/2017 *	200,000	9,952,000
Series A, 50 par, 6.75%, 8/15/2019 *	277,350	13,839,765
DTE Energy Co. 50 par, 6.50%, 10/1/2019 *	29,825	1,550,900
Dynegy, Inc. 100 par, 7.00%, 7/1/2019	90,900	7,362,900
Exelon Corp. 50 par, 6.50%, 6/1/2017	1,127,825	52,714,540
Frontier Communications Corp. Series A, 100 par, 11.13%, 6/29/2018	346,900	29,108,379
Post Holdings, Inc. 100 par, 2.50%, 12/31/2049 (2)(c)	44,502	6,525,106
Southwestern Energy Co. Series B, 50 par, 6.25%, 1/15/2018	379,300	11,974,501
Stericycle, Inc. 100 par, 5.25%, 9/15/2018	55,325	3,666,388
T-Mobile US, Inc. 50 par, 5.50%, 12/15/2017	559,425	43,674,310
Tyson Foods, Inc. 50 par, 4.75%, 7/15/2017	596,175	48,802,886

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 9.0% (continued)
Welltower, Inc. Series I, 50 par, 6.50%, 12/31/2049 (c)	221,875	14,765,781

		321,968,894

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $441,656,567)		442,877,112

	PRINCIPAL AMOUNT ($)
CORPORATE BOND - 0.0% (a)
United States - 0.0% (a)
Sabine Oil & Gas Corp. 7.25%, 6/15/2019 (2) (Cost $3,965,812) (d)	3,950,000	66,656

CONVERTIBLE BONDS - 22.3%
Canada - 0.4%
Element Financial Corp. 5.13%, 6/30/2019 (2)(b)(e)	3,281,000	2,885,289
4.25%, 6/30/2020 (2)(b)	14,346,000	11,459,742

		14,345,031

Mexico - 0.5%
Cemex SAB de CV 3.75%, 3/15/2018 (2)	9,400,000	10,551,500
3.72%, 3/15/2020 (2)(e)	7,050,000	7,345,219

		17,896,719

Monaco - 0.1%
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (2)(b)(e)	5,475,000	4,349,203

Norway - 0.2%
Ship Finance International Ltd. 5.75%, 10/15/2021 (2)	7,475,000	7,475,000

United Kingdom - 0.7%
Fiat Chrysler Automobiles NV Series FCAU, 7.88%, 12/15/2016 (d)	36,930,000	23,657,358

United States - 20.4%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (2)(e)	4,100,000	3,344,062
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(e)	6,750,000	9,521,719
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020 (2)(e)	5,575,000	5,714,375
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(d)(f)	200,000	1,000
Anthem, Inc. 2.75%, 10/15/2042 (2)	13,475,000	23,598,094
Brookdale Senior Living, Inc. 2.75%, 6/15/2018 (2)(e)	650,000	645,531
CalAtlantic Group, Inc. 1.25%, 8/1/2032 (2)(e)	4,325,000	4,506,109
Cheniere Energy, Inc. 4.25%, 3/15/2045 (2)(e)	3,725,000	2,363,047

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 20.4% (continued)
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(b)	5,925,000	5,925,000
Ciena Corp. 3.75%, 10/15/2018 (2)(b)	1,325,000	1,676,125
Colony Capital, Inc. 3.88%, 1/15/2021 (2)	3,150,000	3,079,125
DISH Network Corp. 3.38%, 8/15/2026 (2)(b)(e)	7,725,000	8,458,875
Dycom Industries, Inc. 0.75%, 9/15/2021 (2)(e)	9,875,000	10,763,750
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (2)	5,375,000	6,574,297
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (2)(e)	7,000,000	8,811,250
Extra Space Storage LP 3.13%, 10/1/2035 (2)(b)(e)	9,600,000	10,362,000
General Cable Corp. 4.50%, 11/15/2029 (2)(e)(g)	1,595,000	1,067,653
Herbalife Ltd. 2.00%, 8/15/2019 (2)	13,625,000	13,463,203
Horizon Pharma Investment Ltd. 2.50%, 3/15/2022 (2)(e)	5,300,000	5,124,438
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (2)(e)	5,375,000	5,415,313
Integrated Device Technology, Inc. 0.88%, 11/15/2022 (2)(b)(e)	4,750,000	4,797,500
Intel Corp. 2.95%, 12/15/2035 (2)	3,450,000	4,763,156
3.25%, 8/1/2039 (2)	30,250,000	55,319,688
j2 Global, Inc. 3.25%, 6/15/2029 (2)(e)	2,900,000	3,354,938
Lennar Corp. 3.25%, 11/15/2021 (2)(e)	3,325,000	5,989,156
LinkedIn Corp. 0.50%, 11/1/2019 (2)(e)	14,000,000	13,868,750
Medicines Co. (The) 2.50%, 1/15/2022 (2)(e)	7,875,000	10,193,203
Mentor Graphics Corp. 4.00%, 4/1/2031 (2)(e)	3,875,000	5,180,391
Meritor, Inc. 7.87%, 3/1/2026 (2)(e)	1,600,000	2,152,000
Microchip Technology, Inc. 2.13%, 12/15/2037 (2)	17,525,000	45,334,984
Micron Technology, Inc. Series C, 2.38%, 5/1/2032 (2)(e)	7,775,000	14,791,938
Series F, 2.13%, 2/15/2033 (2)(e)	4,400,000	7,763,250
Molina Healthcare, Inc. 1.13%, 1/15/2020 (2)(e)	18,775,000	28,479,328
1.63%, 8/15/2044 (2)(e)	8,575,000	10,150,656
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)	13,650,000	38,023,781
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(b)(e)	6,450,000	6,445,969
3.25%, 6/1/2020 (2)(b)(e)	4,575,000	4,480,640
NuVasive, Inc. 2.25%, 3/15/2021 (2)(b)(e)	1,175,000	1,486,375
NVIDIA Corp.
1.00%, 12/1/2018 (2)	30,700,000	101,659,980
ON Semiconductor Corp.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 20.4% (continued)
Series B, 2.63%, 12/15/2026 (2)(e)	5,439,000	6,479,209
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (2)	15,225,000	23,208,609
Pandora Media, Inc. 1.75%, 12/1/2020 (2)(b)(e)	6,825,000	7,580,016
Priceline Group, Inc. (The) 1.00%, 3/15/2018 (2)(e)	16,500,000	26,111,250
Prospect Capital Corp. 4.75%, 4/15/2020 (2)	1,100,000	1,086,938
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(e)	5,575,000	5,595,906
Spirit Realty Capital, Inc. 2.88%, 5/15/2019 (2)	4,025,000	4,445,109
3.75%, 5/15/2021 (2)	2,525,000	2,865,875
Starwood Property Trust, Inc. 4.55%, 3/1/2018 (2)(e)	5,925,000	6,495,281
4.00%, 1/15/2019 (2)(e)	4,650,000	5,248,688
SunEdison, Inc. 2.00%, 10/1/2018 (2)(d)(e)	5,950,000	342,125
0.25%, 1/15/2020 (2)(b)(d)(e)	8,325,000	478,688
2.75%, 1/1/2021 (2)(d)(e)	4,925,000	283,187
SunPower Corp. 0.75%, 6/1/2018 (2)(e)	2,825,000	2,574,281
4.00%, 1/15/2023 (2)(b)(e)	3,500,000	2,664,375
Take-Two Interactive Software, Inc. 1.75%, 12/1/2016 (2)	2,450,000	5,775,875
Tesla Motors, Inc. 1.50%, 6/1/2018 (2)(h)	5,000,000	8,056,250
TTM Technologies, Inc. 1.75%, 12/15/2020 (2)(e)	4,725,000	6,248,813
Vector Group Ltd. 1.75%, 4/15/2020 (2)(i)	3,275,000	3,731,453
VEREIT, Inc. 3.00%, 8/1/2018 (2)(e)	4,000,000	3,990,000
3.75%, 12/15/2020 (2)(e)	3,875,000	3,957,344
VeriSign, Inc. 4.49%, 8/15/2037 (2)	22,869,000	52,412,889
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (2)(e)	5,325,000	5,977,313
Weatherford International Ltd. 5.88%, 7/1/2021 (2)	25,650,000	28,776,094
WebMD Health Corp. 2.50%, 1/31/2018 (2)	4,775,000	4,957,047
1.50%, 12/1/2020 (2)(e)	1,675,000	1,932,531
Whiting Petroleum Corp. Series 1, 1.25%, 6/5/2020 (2)(e)	4,950,000	3,231,360
Wright Medical Group NV 2.25%, 11/15/2021 (2)(b)(e)	6,675,000	8,677,500
Wright Medical Group, Inc. 2.00%, 2/15/2020 (2)(e)	3,650,000	3,898,656

		731,733,311

TOTAL CONVERTIBLE BONDS (Cost $692,047,843)		799,456,622

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 47.8%

INVESTMENT COMPANIES - 43.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (2)(j)(k)	1,002,895	1,002,895
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (2)(j)(k)	4,011,581	4,011,581
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (2)(j)(k)(l)	445,426,712	445,426,712
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (2)(j)(k)(l)	1,097,534,293	1,097,534,293
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (2)(j)(k)	5,014,539	5,014,539

TOTAL INVESTMENT COMPANIES (Cost $1,552,990,020)		1,552,990,020

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bill 0.38%, 10/6/2016 (2)(k)(m)	9,982,000	9,981,910
0.35%, 10/20/2016 (2)(k)(m)	4,430,000	4,429,717
0.40%, 11/3/2016 (2)(k)(m)	1,712,000	1,711,707
0.37%, 11/17/2016 (2)(k)(m)	31,209,000	31,202,165
0.48%, 11/25/2016 (2)(k)(m)	9,946,000	9,943,573
0.43%, 12/8/2016 (2)(k)(m)(n)	4,662,000	4,660,443
0.40%, 12/15/2016 (2)(k)(m)(n)	2,147,000	2,146,195
0.34%, 1/5/2017 (2)(k)(m)(n)	5,500,000	5,496,084
0.39%, 1/12/2017 (2)(k)(m)(n)	7,547,500	7,541,975
0.43%, 1/26/2017 (2)(k)(m)(n)	20,829,000	20,810,358
0.39%, 2/2/2017 (2)(k)(m)	16,027,000	16,009,146
0.44%, 2/9/2017 (2)(k)(m)(n)	6,918,000	6,909,567
0.45%, 2/16/2017 (2)(k)(m)	11,601,000	11,586,093
0.45%, 2/23/2017 (2)(k)(m)(n)	10,872,000	10,856,834
0.47%, 3/9/2017 (2)(k)(m)(n)	1,076,000	1,074,146
0.54%, 3/16/2017 (2)(k)(m)(n)	12,091,000	12,068,329
0.42%, 3/30/2017 (2)(k)(m)	4,602,000	4,592,078

TOTAL U.S. TREASURY OBLIGATIONS (Cost $160,965,109)		161,020,320

TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,955,129)		1,714,010,340

TOTAL LONG POSITIONS (Cost $3,274,828,021)		3,387,284,137

	SHARES
SHORT POSITIONS - (28.4)%

COMMON STOCKS - (28.4)%
Canada - (1.3)%
BCE, Inc.	(157,614)	(7,279,113)
Canadian Imperial Bank of Commerce	(119,781)	(9,287,946)
Element Fleet Management Corp.	(319,633)	(4,000,437)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (1.3)% (continued)
Enbridge, Inc.	(598,765)	(26,483,376)
Kirkland Lake Gold, Inc. *	(32,797)	(248,737)

		(47,299,609)

China - (1.2)%
Alibaba Group Holding Ltd., ADR *	(408,709)	(43,237,325)

France - (0.2)%
Technip SA (2)	(134,472)	(8,266,562)

Israel - (1.4)%
Teva Pharmaceutical Industries Ltd., ADR	(1,110,672)	(51,102,019)

Italy - 0.0% (a)
Ferrari NV	(1)	(26)

Mexico - (0.2)%
Cemex SAB de CV, ADR *	(1,003,766)	(7,969,902)

Monaco - 0.0% (a)
Scorpio Tankers, Inc.	(190,029)	(879,834)

Norway - (0.1)%
Ship Finance International Ltd.	(209,379)	(3,084,153)

United Kingdom - (0.5)%
Fiat Chrysler Automobiles NV	(2,563,703)	(16,407,699)

United States - (23.5)%
Abbott Laboratories	(82,478)	(3,487,995)
Acorda Therapeutics, Inc. *	(39,980)	(834,782)
Allegheny Technologies, Inc.	(383,045)	(6,921,623)
Allergan plc *	(118,568)	(27,307,396)
Allscripts Healthcare Solutions, Inc. *	(171,928)	(2,264,292)
AMC Entertainment Holdings, Inc., Class A	(72,227)	(2,245,537)
Analog Devices, Inc.	(139,466)	(8,988,584)
Anthem, Inc.	(305,119)	(38,234,462)
Black Hills Corp.	(123,100)	(7,536,182)
Brookdale Senior Living, Inc. *	(5,541)	(96,691)
Bunge Ltd.	(36,392)	(2,155,498)
CalAtlantic Group, Inc.	(34,959)	(1,169,029)
Carmike Cinemas, Inc. *	(28,200)	(921,858)
Centene Corp. *	(1)	(67)
Chemical Financial Corp.	(29)	(1,280)
Cheniere Energy, Inc. *	(17,093)	(745,255)
Ciena Corp. *	(47,306)	(1,031,271)
Colony Capital, Inc., Class A, REIT	(615,266)	(11,216,299)
Cousins Properties, Inc., REIT	(176,643)	(1,844,153)
Dell Technologies, Inc., Class V *	(22,381)	(1,069,812)
Diebold, Inc.	(232)	(5,751)
DISH Network Corp., Class A *	(100,646)	(5,513,388)
Dominion Resources, Inc.	(175,595)	(13,041,441)
Dycom Industries, Inc. *	(71,345)	(5,834,594)
Dynegy, Inc. *	(462,106)	(5,725,493)
EI du Pont de Nemours & Co.	(13,720)	(918,828)
Emergent BioSolutions, Inc. *	(117,002)	(3,689,073)
Euronet Worldwide, Inc. *	(70,791)	(5,792,827)
Exelon Corp. *	(1,055,774)	(35,146,717)
Extra Space Storage, Inc., REIT	(37,911)	(3,010,513)

INVESTMENTS	SHARES	VALUE ($)
United States - (23.5)% (continued)
FirstCash, Inc.	(1)	(47)
FNB Corp.	(817,287)	(10,052,630)
Frontier Communications Corp.	(5,064,740)	(21,069,318)
General Cable Corp.	(40,424)	(605,552)
Great Plains Energy, Inc.	(56,968)	(1,554,657)
Horizon Pharma plc *	(122,073)	(2,213,184)
Huron Consulting Group, Inc. *	(32,294)	(1,929,889)
IMS Health Holdings, Inc. *	(590,294)	(18,499,814)
Integrated Device Technology, Inc. *	(90,162)	(2,082,742)
Intel Corp.	(1,290,699)	(48,723,887)
j2 Global, Inc.	(27,705)	(1,845,430)
Johnson Controls International plc	—	(7)
Lam Research Corp.	(463,207)	(43,870,335)
Lennar Corp., Class A	(141,497)	(5,990,983)
Lions Gate Entertainment Corp.	(69,404)	(1,387,386)
Marriott International, Inc., Class A	(1)	(67)
Medicines Co. (The) *	(192,954)	(7,282,084)
Mentor Graphics Corp.	(179,627)	(4,749,338)
Meritor, Inc. *	(102,667)	(1,142,684)
Microchip Technology, Inc.	(723,302)	(44,945,986)
Micron Technology, Inc. *	(1,161,964)	(20,659,720)
Mid-America Apartment Communities, Inc., REIT	(111,537)	(10,483,363)
Molina Healthcare, Inc. *	(491,993)	(28,693,032)
New York Community Bancorp, Inc.	(208,786)	(2,971,025)
NRG Yield, Inc., Class A	(95,842)	(1,564,141)
NRG Yield, Inc., Class C	(52,051)	(882,785)
NuVasive, Inc. *	(15,418)	(1,027,764)
NVIDIA Corp.	(1,036,688)	(71,033,862)
ON Semiconductor Corp. *	(420,569)	(5,181,410)
Palo Alto Networks, Inc. *	(116,661)	(18,587,597)
Pandora Media, Inc. *	(290,970)	(4,169,600)
Post Holdings, Inc. *	(75,648)	(5,837,756)
Priceline Group, Inc. (The) *	(15,982)	(23,517,353)
Prospect Capital Corp.	(2,584)	(20,930)
Range Resources Corp.	(4)	(155)
SEACOR Holdings, Inc. *	(14,948)	(889,257)
Southwestern Energy Co. *	(725,616)	(10,042,525)
Spirit Realty Capital, Inc., REIT	(261,631)	(3,487,541)
Starwood Property Trust, Inc., REIT	(360,065)	(8,108,664)
Stericycle, Inc. *	(36,545)	(2,928,716)
SunPower Corp. *	(98,827)	(881,537)
Take-Two Interactive Software, Inc. *	(128,318)	(5,784,575)
TiVo Corp. *	(438,518)	(8,542,331)
T-Mobile US, Inc. *	(854,811)	(39,936,770)
TTM Technologies, Inc. *	(416,731)	(4,771,570)
Tyson Foods, Inc., Class A	(619,681)	(46,271,580)
Vail Resorts, Inc.	(38,394)	(6,023,251)
Vector Group Ltd.	(40,557)	(873,200)
VEREIT, Inc., REIT	(49,773)	(516,146)
VeriSign, Inc. *	(655,433)	(51,281,078)
Vishay Intertechnology, Inc.	(351,182)	(4,948,154)
Weatherford International plc *	(2,500,170)	(14,050,955)
WebMD Health Corp. *	(50,475)	(2,508,608)
Welltower, Inc., REIT	(119,965)	(8,969,783)
Whiting Petroleum Corp. *	(236,104)	(2,063,549)
Wright Medical Group NV *	(342,073)	(8,391,051)

		(840,598,045)

TOTAL COMMON STOCKS (Proceeds $(965,026,325))		(1,018,845,174)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	VALUE ($)
TOTAL SHORT POSITIONS (Proceeds $(965,026,325))	(1,018,845,174)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 66.1% (Cost $2,309,801,696)	2,368,438,963
OTHER ASSETS IN EXCESS OF LIABILITIES - 33.9% (o)	1,217,579,670

NET ASSETS - 100.0%	$3,586,018,633

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$37,875,132	1.1%
Consumer Staples	70,493,984	2.0
Energy	37,248,844	1.0
Financials	69,069,584	1.9
Health Care	89,819,046	2.5
Industrials	30,766,162	0.9
Information Technology	153,452,788	4.2
Materials	48,952,176	1.4
Real Estate	29,541,405	0.8
Telecommunication Services	16,555,712	0.5
Utilities	70,653,790	2.0
Short-Term Investment	1,714,010,340	47.8

Total Investments In Securities At Value	2,368,438,963	66.1
Other Assets in Excess of Liabilities (a)	1,217,579,670	33.9

Net Assets	$3,586,018,633	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $132,934,916, which represents approximately 3.71% of net assets of the fund.
(c)	Perpetual security. The rate reflected was the rate in effect on 9/30/2016. The maturity date reflects the next call date.
(d)	Defaulted security.
(e)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $276,672,477. In addition, $ 1,001,487,361 of cash collateral was pledged.
(f)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $1,000, which represents approximately 0.00% of net assets of the fund.
(g)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	All or a portion of this security has been segregated for covered call option written.
(i)	Variable or floating rate security. The interest rate shown was the current rate as of 9/30/2016 and changes periodically.
(j)	Represents 7-day effective yield as of 9/30/2016.

(k)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	The rate shown was the effective yield at the date of purchase.
(n)	All or a portion of the security pledged as collateral for futures contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of September 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Series 26 V1	1.000%	EUR	0.725%	287,100,000	$4,633,432	12/20/2021	$38,091
CITG	Markit CDX North America Investment Grade Index Series 27	1.000%	USD	0.747%	303,800,000	3,170,259	12/20/2021	742,692

						$7,803,691		$780,783

Credit default swap contracts buy protection as of September 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 26 V1	5.000%	EUR	3.298%	57,600,000	(4,963,486)	12/20/2021	(191,356)
CITG	Markit CDX North America High Yield Index Series 27	5.000%	USD	4.013%	18,175,000	(634,328)	12/20/2021	(189,841)

						$(5,597,814)		$(381,197)

Open written options contracts outstanding at September 30, 2016:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
411	Tesla Motors, Inc. (Exercise price $125)	JPMS	01/19/2018	$(2,146,186)	$(3,370,200)	$(1,224,014)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	BIST 30 October Futures	10/2016	TRY	14,277,490	$(69,767)
MSCS	Bovespa Index October Futures	10/2016	BRL	43,244,120	54,770
CITI	Cocoa December Futures^	11/2016	USD	(325,774)	22,064
DTBK	Cocoa December Futures^	11/2016	USD	(300,960)	(2,750)
SOCG	Cocoa December Futures^	11/2016	USD	147,836	9,786
SOCG	Cocoa December Futures^	11/2016	USD	(680,045)	23,194
MACQ	Cocoa December Futures^	11/2016	USD	(383,261)	24,331
CITI	Coffee ‘C’ December Futures^	11/2016	USD	2,745,872	152,522
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	1,013,890	9,073
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	1,699,834	5,104
CITI	Corn December Futures^	11/2016	USD	(2,768,050)	67,853
CITI	Corn December Futures^	11/2016	USD	4,453,039	5,461
DTBK	Corn December Futures^	11/2016	USD	2,545,798	(131,365)
DTBK	Corn December Futures^	11/2016	USD	(2,545,798)	63,600
MACQ	Corn December Futures^	11/2016	USD	(7,364,374)	179,935
MACQ	Corn December Futures^	11/2016	USD	35,634,250	276,074
MLIN	Corn December Futures^	12/2016	USD	(2,501,338)	57,738
MLIN	Corn December Futures^	12/2016	USD	2,501,337	(7,450)
CITI	Cotton No. 2 December Futures^	11/2016	USD	216,750	(12,510)
DTBK	Cotton No. 2 December Futures^	11/2016	USD	329,850	(23,490)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	883,286	1,754
MACQ	Cotton No. 2 December Futures^	11/2016	USD	1,378,697	50,983
BANA	FTSE China A50 Index October Futures	10/2016	USD	2,906,175	(16,790)
MSCS	FTSE China A50 Index October Futures	10/2016	USD	2,450,468	(10,755)
BANA	Hang Seng Index October Futures	10/2016	HKD	59,824,132	(48,454)
GSIN	Hang Seng Index October Futures	10/2016	HKD	3,518,100	(2,726)
JPMC	Hang Seng Index October Futures	10/2016	HKD	36,340,972	(26,520)
MSCS	Hang Seng Index October Futures	10/2016	HKD	77,440,394	(65,411)
BANA	H-SHARES Index October Futures	10/2016	HKD	22,303,693	(28,835)
GSIN	H-SHARES Index October Futures	10/2016	HKD	138,235,018	(184,992)
JPMC	H-SHARES Index October Futures	10/2016	HKD	120,895,533	(239,228)
MSCS	H-SHARES Index October Futures	10/2016	HKD	59,720,170	(87,688)
JPMC	KOSPI Index 200 December Futures	12/2016	KRW	3,003,751,550	(31,428)
MSCS	KOSPI Index 200 December Futures	12/2016	KRW	95,105,536,348	(907,283)
DTBK	Lean Hogs December Futures^	12/2016	USD	(191,767)	33,457
SOCG	Lean Hogs December Futures^	12/2016	USD	(66,918)	14,148
MACQ	Lean Hogs December Futures^	12/2016	USD	(678,095)	115,215
DTBK	Lean Hogs October Futures^	10/2016	USD	(212,436)	(36,747)
DTBK	Lean Hogs October Futures^	10/2016	USD	212,436	35,946
SOCG	Lean Hogs October Futures^	10/2016	USD	2,131,645	(602,065)
SOCG	Lean Hogs October Futures^	10/2016	USD	(2,131,645)	508,234
MACQ	Lean Hogs October Futures^	10/2016	USD	781,344	153,824
MACQ	Lean Hogs October Futures^	10/2016	USD	(781,344)	(128,515)
MLIN	Lean Hogs October Futures^	10/2016	USD	1,335,550	374,660
MLIN	Lean Hogs October Futures^	10/2016	USD	(1,335,550)	(370,750)
DTBK	Live Cattle December Futures^	12/2016	USD	(1,172,585)	51,185

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Live Cattle December Futures^	12/2016	USD	(4,202,899)	$197,899
MACQ	Live Cattle December Futures^	12/2016	USD	(6,041,409)	314,259
MLIN	Live Cattle December Futures^	12/2016	USD	(2,987,152)	143,602
DTBK	Live Cattle October Futures^	10/2016	USD	1,218,000	110,320
DTBK	Live Cattle October Futures^	10/2016	USD	(1,218,000)	(55,693)
SOCG	Live Cattle October Futures^	10/2016	USD	(4,427,326)	(213,224)
SOCG	Live Cattle October Futures^	10/2016	USD	4,427,326	471,326
MACQ	Live Cattle October Futures^	10/2016	USD	14,073,906	1,493,826
MACQ	Live Cattle October Futures^	10/2016	USD	(14,073,906)	(1,247,816)
MLIN	Live Cattle October Futures^	10/2016	USD	(3,061,710)	(156,592)
MLIN	Live Cattle October Futures^	10/2016	USD	3,061,710	252,950
MSCS	MSCI Singapore Index October Futures	10/2016	SGD	1,344,777	7,603
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	3,025,069	(18,109)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	2,870,428	(34,318)
MSCS	MSCI Taiwan Stock Index October Futures	10/2016	USD	7,110,912	(71,892)
GSIN	NSE Nifty 50 Index October Futures	10/2016	INR	(1,043,925,233)	279,817
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	(655,431)	15,257
MSCS	SGX S&P CNX Nifty Index October Futures	10/2016	USD	(15,245,767)	279,537
CITI	Soybean Meal December Futures^	11/2016	USD	943,320	(224,280)
CITI	Soybean Meal December Futures^	11/2016	USD	(943,320)	80,688
MACQ	Soybean Meal December Futures^	11/2016	USD	6,940,052	(1,786,932)
MACQ	Soybean Meal December Futures^	11/2016	USD	(6,940,052)	538,646
MLIN	Soybean Meal December Futures^	12/2016	USD	(3,456,160)	267,100
MLIN	Soybean Meal December Futures^	12/2016	USD	3,456,160	(879,600)
CITI	Soybean November Futures^	10/2016	USD	38,058,282	(6,337,782)
CITI	Soybean November Futures^	10/2016	USD	(38,058,283)	2,840,742
SOCG	Soybean November Futures^	10/2016	USD	(11,307,137)	468,272
SOCG	Soybean November Futures^	10/2016	USD	11,307,137	(1,910,237)
MACQ	Soybean November Futures^	10/2016	USD	(38,969,492)	2,674,764
MACQ	Soybean November Futures^	10/2016	USD	38,969,492	(6,581,191)
CITI	Soybean Oil December Futures^	11/2016	USD	571,644	(9,852)
SOCG	Soybean Oil December Futures^	11/2016	USD	1,442,537	(38,057)
MACQ	Soybean Oil December Futures^	11/2016	USD	3,828,493	(156,167)
MACQ	Soybean Oil December Futures^	11/2016	USD	(1,354,627)	(35,136)
MSCS	SwissMarket Index December Futures	12/2016	CHF	(270,391,521)	2,952,582
GSIN	Taiwan Stock Exchange October Futures	10/2016	TWD	121,891,878	14,390
MSCS	Taiwan Stock Exchange October Futures	10/2016	TWD	1,220,697,092	29,067
BANA	Tel Aviv 25 Index October Futures	10/2016	ILS	(97,960,958)	226,935
CITI	Wheat December Futures^	11/2016	USD	(8,372,871)	694,671
DTBK	Wheat December Futures^	11/2016	USD	(771,534)	7,734
SOCG	Wheat December Futures^	11/2016	USD	(1,544,365)	77,065
MACQ	Wheat December Futures^	11/2016	USD	(731,204)	7,604
MLIN	Wheat December Futures^	12/2016	USD	(158,700)	(2,100)

					$(6,056,930)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
52	BARC	KOSPI Index 200 Futures	12/2016	$6,166,851	$6,095,428	$(71,423)
42	JPMS	KOSPI Index 200 Futures	12/2016	4,983,491	4,923,231	(60,260)
6	JPPC	LME Nickel Futures^	12/2016	380,432	380,700	268
47	GSCO	Brent Crude Futures^	10/2016	2,339,175	2,358,931	19,756
34	GSCO	Cocoa Futures^	12/2016	1,057,938	979,656	(78,282)
151	MSCL	Coffee ‘C’ Futures^	12/2016	8,142,693	8,581,518	438,825
56	MSCL	Cotton No. 2 Futures^	12/2016	1,913,324	1,906,240	(7,084)
427	MSCL	Gold 100 OZ Futures^	12/2016	57,271,535	56,240,170	(1,031,365)
15	JPPC	LME Aluminum Futures^	10/2016	616,980	624,281	7,301
24	JPPC	LME Aluminum Futures^	10/2016	991,155	998,850	7,695
2	JPPC	LME Aluminum Futures^	10/2016	83,099	83,238	139
2	JPPC	LME Aluminum Futures^	10/2016	83,227	83,237	10
5	JPPC	LME Aluminum Futures^	10/2016	209,604	208,094	(1,510)
21	JPPC	LME Aluminum Futures^	10/2016	886,137	873,993	(12,144)
10	JPPC	LME Aluminum Futures^	10/2016	414,606	416,188	1,582
3	JPPC	LME Aluminum Futures^	10/2016	122,895	124,870	1,975
34	JPPC	LME Aluminum Futures^	10/2016	1,376,871	1,415,344	38,473
17	JPPC	LME Aluminum Futures^	10/2016	684,292	707,974	23,682
18	JPPC	LME Aluminum Futures^	10/2016	722,519	749,700	27,181
38	JPPC	LME Aluminum Futures^	10/2016	1,514,019	1,582,871	68,852
48	JPPC	LME Aluminum Futures^	10/2016	1,923,565	1,999,632	76,067
7	JPPC	LME Aluminum Futures^	11/2016	285,247	291,788	6,541
16	JPPC	LME Aluminum Futures^	11/2016	652,586	666,984	14,398
8	JPPC	LME Aluminum Futures^	11/2016	330,132	333,578	3,446
13	JPPC	LME Aluminum Futures^	11/2016	533,425	542,100	8,675
4	JPPC	LME Aluminum Futures^	11/2016	165,594	166,811	1,217
29	JPPC	LME Aluminum Futures^	11/2016	1,196,463	1,209,692	13,229
14	JPPC	LME Aluminum Futures^	11/2016	580,649	584,024	3,375
26	JPPC	LME Aluminum Futures^	11/2016	1,095,557	1,084,688	(10,869)
29	JPPC	LME Aluminum Futures^	11/2016	1,227,936	1,209,938	(17,998)
34	JPPC	LME Aluminum Futures^	11/2016	1,431,498	1,418,650	(12,848)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	JPPC	LME Aluminum Futures^	11/2016	$207,741	$208,736	$995
7	JPPC	LME Aluminum Futures^	11/2016	291,776	292,271	495
11	JPPC	LME Aluminum Futures^	11/2016	455,892	459,404	3,512
23	JPPC	LME Aluminum Futures^	12/2016	928,681	961,342	32,661
23	JPPC	LME Aluminum Futures^	12/2016	926,956	961,474	34,518
34	JPPC	LME Aluminum Futures^	12/2016	1,359,641	1,422,254	62,613
34	JPPC	LME Aluminum Futures^	12/2016	1,350,683	1,422,441	71,758
36	JPPC	LME Aluminum Futures^	12/2016	1,427,063	1,506,321	79,258
9	JPPC	LME Aluminum Futures^	12/2016	352,822	376,731	23,909
13	JPPC	LME Aluminum Futures^	12/2016	511,582	544,239	32,657
20	JPPC	LME Aluminum Futures^	12/2016	783,804	837,400	53,596
4	JPPC	LME Aluminum Futures^	12/2016	158,612	167,503	8,891
9	JPPC	LME Aluminum Futures^	12/2016	357,097	376,931	19,834
5	JPPC	LME Aluminum Futures^	12/2016	196,887	209,375	12,488
279	JPPC	LME Aluminum Futures^	12/2016	11,466,471	11,679,638	213,167
2	JPPC	LME Aluminum Futures^	12/2016	80,155	83,700	3,545
68	JPPC	LME Aluminum Futures^	12/2016	2,816,683	2,844,661	27,978
18	JPPC	LME Aluminum Futures^	12/2016	749,195	752,927	3,732
29	JPPC	LME Aluminum Futures^	12/2016	1,210,539	1,212,925	2,386
5	JPPC	LME Copper Futures^	10/2016	592,921	606,143	13,222
4	JPPC	LME Copper Futures^	10/2016	473,527	484,971	11,444
3	JPPC	LME Copper Futures^	10/2016	370,826	363,975	(6,851)
4	JPPC	LME Copper Futures^	10/2016	496,337	485,300	(11,037)
3	JPPC	LME Copper Futures^	10/2016	366,830	363,975	(2,855)
3	JPPC	LME Copper Futures^	10/2016	371,623	363,975	(7,648)
3	JPPC	LME Copper Futures^	10/2016	370,596	363,975	(6,621)
4	JPPC	LME Copper Futures^	10/2016	497,289	485,300	(11,989)
1	JPPC	LME Copper Futures^	10/2016	123,162	121,354	(1,808)
1	JPPC	LME Copper Futures^	10/2016	122,273	121,361	(912)
1	JPPC	LME Copper Futures^	10/2016	122,240	121,369	(871)
1	JPPC	LME Copper Futures^	11/2016	119,793	121,500	1,707
1	JPPC	LME Copper Futures^	11/2016	120,560	121,500	940
9	JPPC	LME Copper Futures^	11/2016	1,038,522	1,093,950	55,428
3	JPPC	LME Copper Futures^	12/2016	347,707	364,678	16,971
1	JPPC	LME Copper Futures^	12/2016	115,900	121,569	5,669

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Copper Futures^	12/2016	$116,752	$121,615	$4,863
2	JPPC	LME Copper Futures^	12/2016	233,402	243,329	9,927
1	JPPC	LME Copper Futures^	12/2016	117,884	121,668	3,784
4	JPPC	LME Copper Futures^	12/2016	476,808	486,688	9,880
2	JPPC	LME Copper Futures^	12/2016	237,984	243,358	5,374
105	JPPC	LME Copper Futures^	12/2016	12,253,610	12,775,876	522,266
1	JPPC	LME Copper Futures^	12/2016	121,279	121,600	321
6	JPPC	LME Copper Futures^	12/2016	722,813	729,706	6,893
1	JPPC	LME Copper Futures^	12/2016	120,952	121,622	670
1	JPPC	LME Copper Futures^	12/2016	121,383	121,625	242
2	JPPC	LME Nickel Futures^	10/2016	116,986	126,349	9,363
8	JPPC	LME Nickel Futures^	10/2016	470,483	505,421	34,938
4	JPPC	LME Nickel Futures^	10/2016	242,726	252,761	10,035
4	JPPC	LME Nickel Futures^	10/2016	248,570	252,774	4,204
1	JPPC	LME Nickel Futures^	10/2016	61,950	63,196	1,246
9	JPPC	LME Nickel Futures^	10/2016	561,576	568,799	7,223
4	JPPC	LME Nickel Futures^	10/2016	248,469	252,851	4,382
2	JPPC	LME Nickel Futures^	10/2016	125,910	126,432	522
1	JPPC	LME Nickel Futures^	10/2016	62,792	63,219	427
1	JPPC	LME Nickel Futures^	10/2016	63,806	63,222	(584)
3	JPPC	LME Nickel Futures^	10/2016	188,358	189,710	1,352
3	JPPC	LME Nickel Futures^	10/2016	185,801	189,720	3,919
1	JPPC	LME Nickel Futures^	10/2016	62,320	63,243	923
1	JPPC	LME Nickel Futures^	10/2016	63,472	63,247	(225)
1	JPPC	LME Nickel Futures^	11/2016	64,523	63,261	(1,262)
1	JPPC	LME Nickel Futures^	11/2016	65,038	63,264	(1,774)
2	JPPC	LME Nickel Futures^	11/2016	126,073	126,541	468
1	JPPC	LME Nickel Futures^	11/2016	64,913	63,284	(1,629)
3	JPPC	LME Nickel Futures^	11/2016	193,370	189,864	(3,506)
3	JPPC	LME Nickel Futures^	11/2016	190,856	189,916	(940)
46	JPPC	LME Nickel Futures^	12/2016	2,788,188	2,917,872	129,684
7	JPPC	LME Nickel Futures^	12/2016	444,060	444,102	42
3	JPPC	LME Nickel Futures^	12/2016	190,251	190,340	89
3	JPPC	LME Zinc Futures^	10/2016	158,700	178,275	19,575
1	JPPC	LME Zinc Futures^	10/2016	53,916	59,403	5,487

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	JPPC	LME Zinc Futures^	10/2016	$218,355	$237,529	$19,174
2	JPPC	LME Zinc Futures^	10/2016	109,577	118,721	9,144
13	JPPC	LME Zinc Futures^	10/2016	718,262	771,410	53,148
6	JPPC	LME Zinc Futures^	10/2016	331,586	355,779	24,193
2	JPPC	LME Zinc Futures^	10/2016	111,903	118,550	6,647
4	JPPC	LME Zinc Futures^	10/2016	226,699	237,060	10,361
4	JPPC	LME Zinc Futures^	10/2016	226,055	237,020	10,965
4	JPPC	LME Zinc Futures^	10/2016	222,761	237,000	14,239
2	JPPC	LME Zinc Futures^	10/2016	110,294	118,518	8,224
3	JPPC	LME Zinc Futures^	11/2016	169,814	177,994	8,180
1	JPPC	LME Zinc Futures^	11/2016	57,040	59,328	2,288
3	JPPC	LME Zinc Futures^	11/2016	170,264	177,979	7,715
3	JPPC	LME Zinc Futures^	11/2016	172,552	177,975	5,423
5	JPPC	LME Zinc Futures^	11/2016	282,762	296,844	14,082
6	JPPC	LME Zinc Futures^	11/2016	338,773	356,212	17,439
3	JPPC	LME Zinc Futures^	11/2016	171,611	178,069	6,458
2	JPPC	LME Zinc Futures^	11/2016	114,056	118,727	4,671
4	JPPC	LME Zinc Futures^	11/2016	228,321	237,475	9,154
3	JPPC	LME Zinc Futures^	11/2016	172,857	178,173	5,316
119	JPPC	LME Zinc Futures^	12/2016	6,855,819	7,078,269	222,450
63	MSCL	Nymex Palladium Futures^	12/2016	4,459,261	4,545,450	86,189
56	MSCL	Platinum Futures^	01/2017	2,959,616	2,896,600	(63,016)
447	MSCL	Silver Futures^	12/2016	42,926,824	42,943,290	16,466
815	MSCL	Soybean Futures^	11/2016	39,435,525	38,875,500	(560,025)
74	MSCL	Soybean Oil Futures^	12/2016	1,481,945	1,484,736	2,791
632	MSCL	Sugar #11 (World Markets) Futures^	02/2017	14,717,668	16,280,320	1,562,652
954	JPMS	BIST 30 Futures	10/2016	3,023,501	2,993,768	(29,733)
606	BARC	DAX Index Futures	12/2016	176,970,926	178,909,633	1,938,707
262	BARC	E-Mini DJIA CBOT Futures	12/2016	23,743,221	23,866,890	123,669
44	JPMS	E-Mini MSCI EAFE Index Futures	12/2016	3,745,546	3,754,740	9,194
333	BARC	E-Mini MSCI Emerging Markets Index Futures	12/2016	15,433,594	15,193,125	(240,469)
1,214	BARC	Euro Stoxx 50 Index Futures	12/2016	40,555,896	40,830,581	274,685
1,764	BARC	FTSE 100 Index Futures	12/2016	152,405,774	156,790,464	4,384,690

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	BARC	Hang Seng Index Futures	10/2016	$302,635	$300,565	$(2,070)
171	BARC	H-SHARES Index Futures	10/2016	10,715,385	10,582,228	(133,157)
154	BARC	IBEX 35 Index Futures	10/2016	15,246,610	15,158,939	(87,671)
92	BARC	MSCI Taiwan Stock Index Futures	10/2016	3,186,654	3,143,640	(43,014)
385	BARC	NASDAQ 100 E-Mini Futures	12/2016	36,402,727	37,500,925	1,098,198
314	JPMS	OMXS30 Index Futures	10/2016	5,179,459	5,265,177	85,718
87	BARC	S&P MID 400 E-Mini Futures	12/2016	13,418,528	13,481,520	62,992
191	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	24,611,486	24,900,827	289,341
29	BARC	SGX S&P CNX Nifty Index Futures	10/2016	509,854	501,758	(8,096)
631	BARC	SPI 200 Index Futures	12/2016	64,558,290	65,389,512	831,222
445	BARC	TOPIX Index Futures	12/2016	58,132,355	58,057,788	(74,567)
7	JPMS	3-Month Euro Euribor Futures	12/2016	1,972,346	1,971,760	(586)
1,786	JPMS	3-Month Euro Euribor Futures	03/2017	503,180,337	503,155,732	(24,605)
1,855	JPMS	3-Month Euro Euribor Futures	06/2017	522,849,152	522,698,750	(150,402)
2,061	JPMS	3-Month Euro Euribor Futures	09/2017	580,938,483	580,831,901	(106,582)
585	JPMS	3-Month Euro Euribor Futures	12/2017	164,862,223	164,889,594	27,371
679	JPMS	3-Month Euro Euribor Futures	03/2018	191,275,505	191,403,742	128,237
640	JPMS	3-Month Euro Euribor Futures	06/2018	180,359,834	180,410,008	50,174
554	JPMS	3-Month Euro Euribor Futures	09/2018	156,152,764	156,167,413	14,649
209	JPMS	90-Day EURODollar Futures	09/2018	51,662,449	51,649,126	(13,323)
876	JPMS	90-Day Sterling Futures	09/2018	141,485,801	141,531,021	45,220
734	JPMS	90 Day Bank Bill Futures	03/2017	559,445,699	559,476,855	31,156
734	JPMS	90 Day Bank Bill Futures	06/2017	559,474,232	559,531,819	57,587
734	JPMS	90 Day Bank Bill Futures	09/2017	559,490,492	559,559,305	68,813
101	JPMS	90-Day EURODollar Futures	03/2018	24,980,400	24,976,038	(4,362)
178	JPMS	90-Day EURODollar Futures	06/2018	44,010,494	44,003,825	(6,669)
561	JPMS	90-Day Sterling Futures	12/2016	90,627,114	90,588,035	(39,079)
3,201	JPMS	90-Day Sterling Futures	03/2017	517,089,392	517,066,134	(23,258)
3,281	JPMS	90-Day Sterling Futures	06/2017	530,026,561	530,095,066	68,505

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2,776	JPMS	90-Day Sterling Futures	09/2017	$448,581,564	$448,549,671	$(31,893)
996	JPMS	90-Day Sterling Futures	12/2017	160,705,327	160,951,122	245,795
931	JPMS	90-Day Sterling Futures	03/2018	150,206,848	150,447,283	240,435
902	JPMS	90-Day Sterling Futures	06/2018	145,552,904	145,746,327	193,423
65	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	12/2016	12,155,752	11,951,875	(203,877)
285	GSCO	Euro - OAT Futures	12/2016	50,933,405	51,263,178	329,773
1,743	GSCO	Euro - SCHATZ Futures	12/2016	219,317,195	219,560,220	243,025
1,281	GSCO	Euro-Bobl Futures	12/2016	189,499,267	190,079,006	579,739
336	GSCO	Euro-BTP Italian Government Bond Futures	12/2016	54,024,145	54,008,690	(15,455)
2,513	GSCO	Euro-Bund Futures	12/2016	464,546,410	467,767,539	3,221,129
28	GSCO	Euro-Buxl 30-Year Bond Futures	12/2016	6,023,052	6,044,791	21,739
823	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	107,876,973	107,915,875	38,902
608	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	73,883,023	73,881,500	(1,523)
57	MSCL	U.S. Treasury Long Bond Futures	12/2016	9,639,931	9,584,906	(55,025)

				8,390,193,570	8,406,096,435	15,902,865

Short Contracts:
153	MSCL	Cocoa Futures^	12/2016	$(4,404,920)	$(4,224,330)	$180,590
511	GSCO	Copper Futures^	11/2016	(21,550,816)	(22,880,025)	(1,329,209)
67	MSCL	Copper Futures^	12/2016	(3,492,305)	(3,702,588)	(210,283)
649	MSCL	Corn Futures^	12/2016	(10,802,008)	(10,927,538)	(125,530)
77	MSCL	Gasoline RBOB Futures^	10/2016	(4,443,935)	(4,731,665)	(287,730)
243	MSCL	Hard Red Winter Wheat Futures^	12/2016	(5,273,527)	(5,048,325)	225,202
200	MSCL	Heating Oil ULSD Futures^	10/2016	(12,161,772)	(12,921,720)	(759,948)
108	MSCL	Lean Hogs Futures^	12/2016	(2,372,128)	(1,899,720)	472,408
138	MSCL	Live Cattle Futures^	12/2016	(5,850,292)	(5,526,900)	323,392
15	JPPC	LME Aluminum Futures^	10/2016	(619,981)	(624,281)	(4,300)
24	JPPC	LME Aluminum Futures^	10/2016	(989,534)	(998,850)	(9,316)
2	JPPC	LME Aluminum Futures^	10/2016	(82,995)	(83,237)	(242)
2	JPPC	LME Aluminum Futures^	10/2016	(82,945)	(83,237)	(292)
5	JPPC	LME Aluminum Futures^	10/2016	(210,485)	(208,093)	2,392
21	JPPC	LME Aluminum Futures^	10/2016	(881,949)	(873,994)	7,955

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
10	JPPC	LME Aluminum Futures^	10/2016	$(415,078)	$(416,188)	$(1,110)
3	JPPC	LME Aluminum Futures^	10/2016	(122,021)	(124,870)	(2,849)
34	JPPC	LME Aluminum Futures^	10/2016	(1,370,566)	(1,415,344)	(44,778)
17	JPPC	LME Aluminum Futures^	10/2016	(682,629)	(707,974)	(25,345)
18	JPPC	LME Aluminum Futures^	10/2016	(722,775)	(749,700)	(26,925)
38	JPPC	LME Aluminum Futures^	10/2016	(1,514,286)	(1,582,871)	(68,585)
48	JPPC	LME Aluminum Futures^	10/2016	(1,929,237)	(1,999,632)	(70,395)
7	JPPC	LME Aluminum Futures^	11/2016	(282,984)	(291,788)	(8,804)
16	JPPC	LME Aluminum Futures^	11/2016	(655,909)	(666,984)	(11,075)
8	JPPC	LME Aluminum Futures^	11/2016	(331,580)	(333,578)	(1,998)
13	JPPC	LME Aluminum Futures^	11/2016	(533,589)	(542,100)	(8,511)
4	JPPC	LME Aluminum Futures^	11/2016	(165,240)	(166,811)	(1,571)
29	JPPC	LME Aluminum Futures^	11/2016	(1,195,493)	(1,209,692)	(14,199)
14	JPPC	LME Aluminum Futures^	11/2016	(576,941)	(584,024)	(7,083)
26	JPPC	LME Aluminum Futures^	11/2016	(1,095,528)	(1,084,688)	10,840
29	JPPC	LME Aluminum Futures^	11/2016	(1,225,147)	(1,209,938)	15,209
34	JPPC	LME Aluminum Futures^	11/2016	(1,437,259)	(1,418,650)	18,609
5	JPPC	LME Aluminum Futures^	11/2016	(207,219)	(208,736)	(1,517)
7	JPPC	LME Aluminum Futures^	11/2016	(291,473)	(292,271)	(798)
11	JPPC	LME Aluminum Futures^	11/2016	(455,590)	(459,404)	(3,814)
23	JPPC	LME Aluminum Futures^	12/2016	(924,171)	(961,342)	(37,171)
23	JPPC	LME Aluminum Futures^	12/2016	(924,185)	(961,475)	(37,290)
34	JPPC	LME Aluminum Futures^	12/2016	(1,357,933)	(1,422,254)	(64,321)
34	JPPC	LME Aluminum Futures^	12/2016	(1,347,646)	(1,422,441)	(74,795)
36	JPPC	LME Aluminum Futures^	12/2016	(1,426,018)	(1,506,321)	(80,303)
9	JPPC	LME Aluminum Futures^	12/2016	(352,658)	(376,731)	(24,073)
13	JPPC	LME Aluminum Futures^	12/2016	(510,301)	(544,239)	(33,938)
20	JPPC	LME Aluminum Futures^	12/2016	(785,235)	(837,400)	(52,165)
4	JPPC	LME Aluminum Futures^	12/2016	(157,481)	(167,503)	(10,022)
9	JPPC	LME Aluminum Futures^	12/2016	(354,346)	(376,931)	(22,585)
219	JPPC	LME Aluminum Futures^	12/2016	(8,712,078)	(9,167,888)	(455,810)
5	JPPC	LME Aluminum Futures^	12/2016	(197,021)	(209,375)	(12,354)
2	JPPC	LME Aluminum Futures^	12/2016	(80,740)	(83,700)	(2,960)
68	JPPC	LME Aluminum Futures^	12/2016	(2,819,038)	(2,844,661)	(25,623)
18	JPPC	LME Aluminum Futures^	12/2016	(748,531)	(752,927)	(4,396)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
29	JPPC	LME Aluminum Futures^	12/2016	$(1,207,054)	$(1,212,925)	$(5,871)
5	JPPC	LME Copper Futures^	10/2016	(591,300)	(606,142)	(14,842)
4	JPPC	LME Copper Futures^	10/2016	(473,090)	(484,971)	(11,881)
3	JPPC	LME Copper Futures^	10/2016	(370,568)	(363,975)	6,593
4	JPPC	LME Copper Futures^	10/2016	(494,727)	(485,300)	9,427
3	JPPC	LME Copper Futures^	10/2016	(367,491)	(363,975)	3,516
3	JPPC	LME Copper Futures^	10/2016	(369,761)	(363,975)	5,786
3	JPPC	LME Copper Futures^	10/2016	(371,880)	(363,975)	7,905
4	JPPC	LME Copper Futures^	10/2016	(496,789)	(485,300)	11,489
1	JPPC	LME Copper Futures^	10/2016	(123,123)	(121,355)	1,768
1	JPPC	LME Copper Futures^	10/2016	(121,623)	(121,362)	261
1	JPPC	LME Copper Futures^	10/2016	(122,466)	(121,368)	1,098
1	JPPC	LME Copper Futures^	11/2016	(120,960)	(121,500)	(540)
1	JPPC	LME Copper Futures^	11/2016	(120,648)	(121,500)	(852)
9	JPPC	LME Copper Futures^	11/2016	(1,038,271)	(1,093,950)	(55,679)
3	JPPC	LME Copper Futures^	12/2016	(347,058)	(364,679)	(17,621)
1	JPPC	LME Copper Futures^	12/2016	(115,779)	(121,569)	(5,790)
1	JPPC	LME Copper Futures^	12/2016	(116,629)	(121,615)	(4,986)
2	JPPC	LME Copper Futures^	12/2016	(233,895)	(243,329)	(9,434)
1	JPPC	LME Copper Futures^	12/2016	(117,935)	(121,667)	(3,732)
4	JPPC	LME Copper Futures^	12/2016	(478,990)	(486,688)	(7,698)
15	JPPC	LME Copper Futures^	12/2016	(1,737,507)	(1,825,125)	(87,618)
2	JPPC	LME Copper Futures^	12/2016	(237,694)	(243,358)	(5,664)
1	JPPC	LME Copper Futures^	12/2016	(121,298)	(121,600)	(302)
1	JPPC	LME Copper Futures^	12/2016	(120,548)	(121,622)	(1,074)
6	JPPC	LME Copper Futures^	12/2016	(724,833)	(729,706)	(4,873)
1	JPPC	LME Copper Futures^	12/2016	(120,747)	(121,625)	(878)
2	JPPC	LME Nickel Futures^	10/2016	(116,989)	(126,349)	(9,360)
8	JPPC	LME Nickel Futures^	10/2016	(469,552)	(505,420)	(35,868)
4	JPPC	LME Nickel Futures^	10/2016	(243,110)	(252,761)	(9,651)
4	JPPC	LME Nickel Futures^	10/2016	(248,336)	(252,774)	(4,438)
1	JPPC	LME Nickel Futures^	10/2016	(62,059)	(63,197)	(1,138)
9	JPPC	LME Nickel Futures^	10/2016	(562,443)	(568,799)	(6,356)
4	JPPC	LME Nickel Futures^	10/2016	(248,078)	(252,851)	(4,773)
2	JPPC	LME Nickel Futures^	10/2016	(126,313)	(126,432)	(119)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Nickel Futures^	10/2016	$(62,877)	$(63,219)	$(342)
1	JPPC	LME Nickel Futures^	10/2016	(63,970)	(63,223)	747
3	JPPC	LME Nickel Futures^	10/2016	(187,449)	(189,710)	(2,261)
3	JPPC	LME Nickel Futures^	10/2016	(184,403)	(189,720)	(5,317)
1	JPPC	LME Nickel Futures^	10/2016	(62,015)	(63,243)	(1,228)
1	JPPC	LME Nickel Futures^	10/2016	(63,177)	(63,247)	(70)
1	JPPC	LME Nickel Futures^	11/2016	(64,528)	(63,261)	1,267
1	JPPC	LME Nickel Futures^	11/2016	(64,978)	(63,264)	1,714
2	JPPC	LME Nickel Futures^	11/2016	(125,875)	(126,542)	(667)
1	JPPC	LME Nickel Futures^	11/2016	(64,935)	(63,285)	1,650
3	JPPC	LME Nickel Futures^	11/2016	(194,033)	(189,864)	4,169
3	JPPC	LME Nickel Futures^	11/2016	(192,545)	(189,916)	2,629
6	JPPC	LME Nickel Futures^	12/2016	(378,418)	(380,700)	(2,282)
7	JPPC	LME Nickel Futures^	12/2016	(444,265)	(444,102)	163
3	JPPC	LME Nickel Futures^	12/2016	(191,531)	(190,340)	1,191
3	JPPC	LME Zinc Futures^	10/2016	(158,349)	(178,275)	(19,926)
1	JPPC	LME Zinc Futures^	10/2016	(53,997)	(59,403)	(5,406)
4	JPPC	LME Zinc Futures^	10/2016	(216,431)	(237,529)	(21,098)
2	JPPC	LME Zinc Futures^	10/2016	(109,666)	(118,722)	(9,056)
13	JPPC	LME Zinc Futures^	10/2016	(715,843)	(771,410)	(55,567)
6	JPPC	LME Zinc Futures^	10/2016	(330,518)	(355,779)	(25,261)
2	JPPC	LME Zinc Futures^	10/2016	(111,794)	(118,550)	(6,756)
4	JPPC	LME Zinc Futures^	10/2016	(226,450)	(237,060)	(10,610)
4	JPPC	LME Zinc Futures^	10/2016	(226,090)	(237,020)	(10,930)
4	JPPC	LME Zinc Futures^	10/2016	(221,906)	(237,000)	(15,094)
2	JPPC	LME Zinc Futures^	10/2016	(110,953)	(118,518)	(7,565)
3	JPPC	LME Zinc Futures^	11/2016	(169,655)	(177,994)	(8,339)
1	JPPC	LME Zinc Futures^	11/2016	(57,047)	(59,328)	(2,281)
3	JPPC	LME Zinc Futures^	11/2016	(169,980)	(177,979)	(7,999)
3	JPPC	LME Zinc Futures^	11/2016	(172,080)	(177,975)	(5,895)
5	JPPC	LME Zinc Futures^	11/2016	(284,356)	(296,844)	(12,488)
6	JPPC	LME Zinc Futures^	11/2016	(335,982)	(356,212)	(20,230)
3	JPPC	LME Zinc Futures^	11/2016	(171,316)	(178,069)	(6,753)
2	JPPC	LME Zinc Futures^	11/2016	(113,994)	(118,727)	(4,733)
4	JPPC	LME Zinc Futures^	11/2016	(227,090)	(237,475)	(10,385)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	JPPC	LME Zinc Futures^	11/2016	$(172,418)	$(178,174)	$(5,756)
1,303	MSCL	Natural Gas Futures^	10/2016	(38,556,702)	(37,865,180)	691,522
82	MSCL	Soybean Meal Futures^	12/2016	(2,719,941)	(2,456,720)	263,221
328	MSCL	Wheat Futures^	12/2016	(7,181,519)	(6,592,800)	588,719
1,349	MSCL	WTI Crude Futures^	10/2016	(61,848,447)	(65,075,760)	(3,227,313)
106	BARC	Amsterdam Index Futures	10/2016	(10,566,473)	(10,766,770)	(200,297)
700	BARC	CAC40 Index Futures	10/2016	(34,696,347)	(34,941,240)	(244,893)
442	BARC	E-Mini Russell 2000 Futures	12/2016	(54,076,728)	(55,174,860)	(1,098,132)
440	BARC	FTSE Bursa Malaysia KLCI Index Futures	10/2016	(8,880,868)	(8,798,936)	81,932
1,103	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	(37,423,930)	(36,915,636)	508,294
420	BARC	FTSE/MIB Index Futures	12/2016	(38,993,972)	(38,586,734)	407,238
177	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	12/2016	(4,271,118)	(4,307,664)	(36,546)
433	BARC	MSCI Singapore Index Futures	10/2016	(9,918,891)	(10,006,596)	(87,705)
29	JPMS	Nikkei 225 Futures	12/2016	(4,856,280)	(4,704,403)	151,877
686	BARC	S&P 500 E-Mini Futures	12/2016	(73,678,343)	(74,101,720)	(423,377)
929	BARC	SET50 Index Futures	12/2016	(5,073,104)	(5,068,881)	4,223
179	GSCO	10-Year Japanese Government Bond Futures	12/2016	(267,650,221)	(268,910,408)	(1,260,187)
4,045	JPMS	90-Day EURODollar Futures	03/2017	(1,002,031,812)	(1,001,693,688)	338,124
3,790	JPMS	90-Day EURODollar Futures	06/2017	(938,615,231)	(938,167,125)	448,106
3,530	JPMS	90-Day EURODollar Futures	09/2017	(873,328,106)	(873,498,500)	(170,394)
109	JPMS	90-Day EURODollar Futures	12/2017	(26,950,658)	(26,959,787)	(9,129)
569	JPMS	Australia 3-Year Bond Futures	12/2016	(49,138,385)	(49,344,808)	(206,423)
1,436	JPMS	Australia 10-Year Bond Futures	12/2016	(148,767,010)	(150,586,690)	(1,819,680)
338	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	(63,823,067)	(63,850,814)	(27,747)
2,105	GSCO	Canadian 10-Year Bond Futures	12/2016	(234,758,860)	(235,730,478)	(971,618)
89	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(16,800,194)	(16,809,396)	(9,202)
657	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	(124,050,359)	(124,106,121)	(55,762)
550	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(103,856,390)	(103,899,253)	(42,863)
101	JPMS	Euro CHF 3-Month Futures	03/2017	(26,198,533)	(26,206,459)	(7,926)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
64	JPMS	Euro CHF 3-Month LIFFE Futures	06/2017	$(16,601,544)	$(16,607,720)	$(6,176)
44	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(11,413,274)	(11,417,808)	(4,534)
1,340	GSCO	Long Gilt Futures	12/2016	(227,987,540)	(226,223,532)	1,764,008
1,024	MSCL	U.S. Treasury 2-Year Note Futures	12/2016	(223,564,113)	(223,712,000)	(147,887)

				(4,877,045,936)	(4,885,097,839)	(8,051,903)

				$3,513,147,634	$3,520,998,596	$7,850,962

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	242,236,000	$183,184,606	$185,061,512	$1,876,906
Australian Dollar, Expiring 12/21/16	JPMC	AUD	363,354,000	274,777,251	277,592,269	2,815,018
Brazilian Real, Expiring 12/21/16*	CITI	BRL	159,583,200	47,637,059	47,940,044	302,985
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	239,374,800	71,455,679	71,910,062	454,383
Canadian Dollar, Expiring 12/21/16	CITI	CAD	81,473,282	62,764,176	62,136,995	(627,181)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	121,675,301	93,739,470	92,797,752	(941,718)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	125,615,000	188,295	189,752	1,457
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	146,805,000	220,267	221,760	1,493
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	117,600	17,525	17,614	89
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	1,073,000	159,884	160,004	120

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	176,400	$26,427	$26,421	$(6)
Columbian Peso, Expiring 12/21/16*	CITI	COP	8,708,025,800	2,945,936	2,979,460	33,524
Columbian Peso, Expiring 12/21/16*	JPMC	COP	9,366,805,200	3,181,098	3,204,861	23,763
Czech Republic Koruna, Expiring 12/21/16	CITI	CZK	59,188,000	2,455,841	2,473,549	17,708
Czech Republic Koruna, Expiring 12/21/16	JPMC	CZK	88,782,000	3,683,766	3,710,323	26,557
Euro, Expiring 12/21/16	CITI	EUR	78,425,144	88,308,560	88,426,312	117,752
Euro, Expiring 04/05/17	CITI	EUR	3,562	3,963	4,036	73
Euro, Expiring 12/21/16	JPMC	EUR	111,660,000	125,741,882	125,899,438	157,556
British Pound, Expiring 12/21/16	CITI	GBP	844,400	1,102,242	1,096,303	(5,939)
British Pound, Expiring 12/21/16	JPMC	GBP	1,266,600	1,653,421	1,644,454	(8,967)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	16,584,800	2,140,091	2,139,934	(157)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	24,877,200	3,210,093	3,209,900	(193)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	4,704,378,600	17,236,581	17,166,799	(69,782)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	6,791,588,400	24,892,266	24,783,258	(109,008)
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	79,037,922,800	5,891,212	5,983,646	92,434
Indonesian Rupiah, Expiring 12/21/16*	JPMC	IDR	118,556,884,200	8,836,828	8,975,465	138,637
Israeli Shekel, Expiring 12/21/16	CITI	ILS	16,889,400	4,504,247	4,516,479	12,232
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	21,996,600	5,873,614	5,882,223	8,609
Indian Rupee, Expiring 12/21/16*	CITI	INR	1,046,394,000	15,420,813	15,506,807	85,994
Indian Rupee, Expiring 12/21/16*	JPMC	INR	1,569,591,000	23,131,245	23,260,213	128,968
Japanese Yen, Expiring 12/21/16	CITI	JPY	28,029,586,402	275,781,484	277,403,855	1,622,371
Japanese Yen, Expiring 12/21/16	JPMC	JPY	42,044,379,600	413,672,739	416,105,783	2,433,044
Korean Won, Expiring 12/21/16*	CITI	KRW	40,215,559,200	36,394,992	36,498,878	103,886
Korean Won, Expiring 12/21/16*	JPMC	KRW	55,586,827,800	50,366,520	50,449,547	83,027

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 12/21/16	CITI	MXN	860,889,200	$44,340,267	$44,008,729	$(331,538)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	1,268,188,800	65,351,467	64,829,914	(521,553)
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	7,819,800	1,929,474	1,883,423	(46,051)
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	10,993,200	2,710,797	2,647,746	(63,051)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	285,546,800	34,762,583	35,725,347	962,764
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	428,320,200	52,146,218	53,588,020	1,441,802
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	188,693,601	137,864,633	136,975,305	(889,328)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	283,040,397	206,797,415	205,462,949	(1,334,466)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	178,957,600	3,834,390	3,682,219	(152,171)
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	242,294,400	5,191,852	4,985,431	(206,421)
Poland Zloty, Expiring 12/21/16	CITI	PLN	201,964,400	52,366,940	52,737,247	370,307
Poland Zloty, Expiring 12/21/16	JPMC	PLN	302,946,600	78,548,334	79,105,867	557,533
Swedish Krona, Expiring 12/21/16	CITI	SEK	6,690,000	800,361	783,020	(17,341)
Swedish Krona, Expiring 12/21/16	JPMC	SEK	10,035,000	1,200,402	1,174,529	(25,873)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	2,065,200	1,525,092	1,514,887	(10,205)
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	1,786,800	1,317,600	1,310,672	(6,928)
Turkish Lira, Expiring 12/21/16	CITI	TRY	218,762,400	72,632,920	71,748,331	(884,589)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	310,773,600	103,216,385	101,925,590	(1,290,795)
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	601,899,399	19,203,348	19,244,650	41,302
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	885,969,598	28,265,516	28,327,284	61,768
South African Rand, Expiring 12/21/16	CITI	ZAR	516,485,000	35,777,147	37,058,772	1,281,625
South African Rand, Expiring 12/21/16	JPMC	ZAR	683,114,998	47,268,507	49,014,784	1,746,277

				$2,847,651,721	$2,857,110,424	$9,458,703

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	(32,951,200)	$(24,674,816)	$(25,173,792)	$(498,976)
Australian Dollar, Expiring 12/21/16	JPMC	AUD	(49,426,800)	(37,012,956)	(37,760,689)	(747,733)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(64,134,000)	(19,326,809)	(19,266,354)	60,455
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(95,400,000)	(28,750,719)	(28,658,907)	91,812
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(112,341,529)	(85,265,900)	(85,679,194)	(413,294)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(165,073,200)	(125,301,840)	(125,895,905)	(594,065)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(125,117,600)	(129,297,319)	(129,421,537)	(124,218)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(184,175,400)	(190,345,060)	(190,510,876)	(165,816)
Chilean Peso, Expiring 12/21/16*	CITI	CLP	(22,878,155,200)	(33,725,758)	(34,559,214)	(833,456)
Chilean Peso, Expiring 12/21/16*	JPMC	CLP	(34,163,317,800)	(50,362,388)	(51,606,321)	(1,243,933)
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	(117,600)	(17,610)	(17,614)	(4)
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	(14,152,400)	(2,103,550)	(2,110,378)	(6,828)
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	(176,400)	(26,415)	(26,421)	(6)
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	(21,228,600)	(3,155,608)	(3,165,567)	(9,959)
Colombian Peso, Expiring 12/21/16*	CITI	COP	(1,640,173,000)	(545,268)	(561,187)	(15,919)
Czech Republic Koruna, Expiring 12/21/16	CITI	CZK	(144,000,000)	(5,998,901)	(6,017,960)	(19,059)
Czech Republic Koruna, Expiring 12/21/16	JPMC	CZK	(216,000,000)	(8,997,342)	(9,026,940)	(29,598)
Euro, Expiring 12/21/16	CITI	EUR	(137,477,701)	(154,858,663)	(155,009,542)	(150,879)
Euro, Expiring 04/05/17	CITI	EUR	(3,562)	(4,751)	(4,036)	715
Euro, Expiring 12/21/16	JPMC	EUR	(206,216,547)	(232,287,696)	(232,514,305)	(226,609)
British Pound, Expiring 12/21/16	CITI	GBP	(82,586,000)	(108,374,725)	(107,223,212)	1,151,513
British Pound, Expiring 12/21/16	JPMC	GBP	(123,878,998)	(162,561,945)	(160,834,816)	1,727,129
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(14,541,200)	(1,876,738)	(1,876,249)	489
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(18,832,800)	(2,430,638)	(2,429,993)	645

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(5,328,927,800)	$(19,296,610)	$(19,445,850)	$(149,240)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(7,777,753,200)	(28,159,214)	(28,381,884)	(222,670)
Indonesian Rupiah, Expiring 12/21/16*	CITI	IDR	(869,479,000)	(65,203)	(65,825)	(622)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(127,664,801)	(34,078,653)	(34,139,492)	(60,839)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(191,149,200)	(51,025,921)	(51,116,179)	(90,258)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(3,136,000)	(45,962)	(46,473)	(511)
Indian Rupee, Expiring 12/21/16*	JPMC	INR	(4,704,000)	(68,943)	(69,710)	(767)
Japanese Yen, Expiring 12/21/16	CITI	JPY	(8,455,925,800)	(83,164,159)	(83,686,803)	(522,644)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(12,650,371,200)	(124,411,914)	(125,198,484)	(786,570)
Korean Won, Expiring 12/21/16*	CITI	KRW	(7,757,460,401)	(6,934,843)	(7,040,523)	(105,680)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(11,636,190,600)	(10,402,251)	(10,560,784)	(158,533)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(708,853,201)	(36,601,007)	(36,236,635)	364,372
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(1,063,078,799)	(54,891,351)	(54,344,676)	546,675
Malaysian Ringgit, Expiring 12/21/16*	CITI	MYR	(29,957,200)	(7,258,575)	(7,215,286)	43,289
Malaysian Ringgit, Expiring 12/21/16*	JPMC	MYR	(44,851,800)	(10,867,566)	(10,802,697)	64,869
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(90,598,001)	(10,979,879)	(11,334,903)	(355,024)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(135,897,000)	(16,470,431)	(17,002,352)	(531,921)
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	(75,593,200)	(54,735,618)	(54,874,153)	(138,535)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	(113,389,800)	(82,100,991)	(82,311,230)	(210,239)
Philippine Peso, Expiring 12/21/16*	CITI	PHP	(233,722,800)	(4,873,978)	(4,809,064)	64,914
Philippine Peso, Expiring 12/21/16*	JPMC	PHP	(350,584,200)	(7,310,957)	(7,213,593)	97,364
Poland Zloty, Expiring 12/21/16	CITI	PLN	(56,351,200)	(14,493,783)	(14,714,510)	(220,727)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(84,526,800)	(21,740,645)	(22,071,765)	(331,120)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(1,155,530,000)	(136,983,878)	(135,247,061)	1,736,817
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(1,733,294,998)	(205,475,558)	(202,870,590)	2,604,968

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(61,756,583)	$(45,418,023)	$(45,300,332)	$117,691
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(4,383,417)	(3,228,431)	(3,215,370)	13,061
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(97,299,000)	(71,566,358)	(71,371,775)	194,583
Turkish Lira, Expiring 12/21/16	CITI	TRY	(140,095,200)	(46,326,988)	(45,947,553)	379,435
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(210,142,800)	(69,491,113)	(68,921,329)	569,784
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	(16,613,800)	(527,534)	(531,197)	(3,663)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	(8,878,200)	(283,037)	(283,865)	(828)
South African Rand, Expiring 12/21/16	CITI	ZAR	(54,988,800)	(3,790,049)	(3,945,549)	(155,500)
South African Rand, Expiring 12/21/16	JPMC	ZAR	(82,483,200)	(5,685,086)	(5,918,325)	(233,239)

				(2,676,057,924)	(2,675,586,826)	471,098

				$171,593,797	$181,523,598	$9,929,801

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	40-67 months maturity 08/12/2019	$31,119

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock

United States
Herbalife Ltd.	(89,908)	$(5,639,030)	$65,633

Net Cash and Other Receivables/ (Payables) (b)			(34,514)

Swaps, at Value			$31,119

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$4,611,291

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Germany
TUI AG	206,673	$2,649,721	$287,088

India
Vedanta Resources plc	95,565	700,659	21,161

Isle of Man
Paysafe Group plc	24,372	141,537	(742)

South Africa
Investec plc	691,175	4,049,592	163,647
Mondi plc	127,958	2,533,122	155,275

			318,922

Switzerland
Coca-Cola HBC AG	77,328	1,557,898	238,552
Wolseley plc	46,357	2,527,743	79,492

			318,044

United Kingdom
AA plc	48,440	160,188	24,626
Amec Foster Wheeler plc	351,312	2,023,651	582,371
AstraZeneca plc	23,242	1,532,146	(27,183)
Babcock International Group plc	1,248	16,628	80
BAE Systems plc	311,556	2,148,067	(31,583)
Balfour Beatty plc	71,884	206,710	53,407
Barclays plc	652,926	1,318,085	97,473
Barratt Developments plc	1,236,308	7,168,659	746,226
Bellway plc	98,361	2,753,885	262,448
Berkeley Group Holdings plc	43,771	1,523,310	(60,757)
Booker Group plc	440,712	992,686	23,915
BP plc	1,341,443	7,301,732	517,189
Britvic plc	170,253	1,382,939	(51,844)
BT Group plc	816,030	4,359,814	(254,105)
Close Brothers Group plc	200,630	3,313,483	244,937
Compass Group plc	56,856	1,072,428	28,683
DCC plc	71,435	6,247,007	243,333
Direct Line Insurance Group plc	1,192,728	5,438,923	195,209
Dixons Carphone plc	825,696	3,779,207	164,696
DS Smith plc	625,024	3,174,597	(64,588)
GKN plc	623,083	2,413,358	172,133
GlaxoSmithKline plc	455,387	9,915,270	(216,189)
Halma plc	21,426	291,416	(518)
Hays plc	1,548,038	2,390,870	214,691
Howden Joinery Group plc	257,263	1,441,364	(42)
HSBC Holdings plc	440,227	3,274,509	34,576
Imperial Brands plc	264,001	13,639,914	(51,614)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
ICAP plc	137,349	$821,143	$6,015
Inchcape plc	625,693	5,476,226	(137,326)
Informa plc	193,735	1,792,251	(4,873)
Intermediate Capital Group plc	662,070	5,397,065	(341,720)
International Consolidated Airlines Group SA	258,819	1,339,208	(2,040)
John Wood Group plc	243,975	2,087,277	314,267
Johnson Matthey plc	34,480	1,468,550	2,169
Jupiter Fund Management plc	281,940	1,542,088	12,330
Kingfisher plc	1,363,528	5,931,977	720,763
Lloyds Banking Group plc	6,548,788	4,624,251	2,571
Man Group plc	2,032,889	3,053,233	(91,839)
Micro Focus International plc	56,243	1,445,253	155,668
National Grid plc	279,960	3,916,872	36,956
Persimmon plc	460,812	10,271,213	563,669
Provident Financial plc	2,596	91,059	10,874
Reckitt Benckiser Group plc	60,026	5,684,800	(33,657)
Regus plc	584,732	2,287,140	(309,857)
Rentokil Initial plc	1,210,669	3,371,195	108,490
Royal Mail plc	575,340	3,820,217	(169,324)
Sage Group plc (The)	597,424	5,558,136	150,041
Smith & Nephew plc	154,893	2,492,927	5,247
Spectris plc	18,787	457,148	21,229
SSE plc	48,573	956,519	29,790
Tate & Lyle plc	445,647	4,187,279	138,506
Taylor Wimpey plc	4,685,871	9,430,664	(84,324)
Travis Perkins plc	49,151	994,048	(13,697)
UBM plc	162,407	1,408,591	92,713
Vodafone Group plc	141,910	422,589	(15,601)
William Hill plc	1,027,231	4,244,382	(191,953)
Wm Morrison Supermarkets plc	1,564,717	3,955,751	462,462
Worldpay Group plc	269,653	1,058,132	(24,219)
WPP plc	291,542	6,452,822	400,056

			4,660,956

Total of Long Equity Positions			5,605,429

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Australia
BHP Billiton plc	(593,849)	$(7,815,123)	$(1,115,517)

Chile
Antofagasta plc	(1,334,262)	(8,679,878)	(358,309)

Ireland
Experian plc	(62,019)	(1,186,056)	(52,957)

Jordan
Hikma Pharmaceuticals plc	(28,459)	(790,187)	46,789

Netherlands
Royal Dutch Shell plc	(145,366)	(3,455,985)	(160,418)

Switzerland
Glencore plc	(1,291,147)	(3,073,688)	(461,699)

United Kingdom
Aberdeen Asset Management plc	(2,014,077)	(8,305,948)	(195,164)
Admiral Group plc	(449,333)	(12,614,654)	688,875
Aggreko plc	(448,062)	(7,203,022)	1,679,082
Anglo American plc	(222,902)	(2,405,097)	(374,670)
Ashtead Group plc	(243,456)	(3,772,842)	(228,194)
ASOS plc	(15,203)	(887,911)	(68,786)
Associated British Foods plc	(126,302)	(4,536,614)	280,895
Auto Trader Group plc	(113,032)	(588,467)	(5,739)
Aviva plc	(366,849)	(1,919,756)	(173,512)
British American Tobacco plc	(117,022)	(7,311,313)	(151,891)
BTG plc	(362,238)	(3,131,889)	156,424
Bunzl plc	(35,854)	(1,095,086)	37,808
Burberry Group plc	(169,056)	(2,893,777)	(122,906)
Capita plc	(553,788)	(6,928,836)	2,131,533
Centrica plc	(361,277)	(1,129,841)	61,631
Cobham plc	(396,578)	(858,034)	(4,722)
Croda International plc	(73,010)	(3,146,140)	(148,381)
Daily Mail & General Trust plc	(45,529)	(423,770)	(14,952)
Diageo plc	(50,153)	(1,404,979)	(31,583)
Drax Group plc	(566,924)	(2,507,779)	264,322
easyJet plc	(171,971)	(2,302,154)	59,820
Essentra plc	(344,410)	(2,185,706)	17,149
G4S plc	(168,358)	(404,624)	(91,818)
Greene King plc	(47,185)	(489,925)	16,869
Hargreaves Lansdown plc	(617,004)	(10,390,841)	231,091
Henderson Group plc	(252,435)	(773,953)	16,167
Hiscox Ltd.	(31,953)	(438,916)	7,746
IMI plc	(165,644)	(2,291,673)	(13,621)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Inmarsat plc	(425,633)	$(4,265,087)	$384,898
InterContinental Hotels Group plc	(45,063)	(1,763,022)	(94,253)
Intertek Group plc	(86,117)	(4,043,977)	156,322
ITV plc	(1,837,091)	(4,674,243)	217,967
J Sainsbury plc	(1,218,735)	(3,544,589)	(337,158)
Just Eat plc	(241,857)	(1,692,795)	15,908
Legal & General Group plc	(493,208)	(1,339,590)	(58,174)
Marks & Spencer Group plc	(363,811)	(1,513,898)	(46,895)
Meggitt plc	(177,288)	(1,033,807)	(971)
Merlin Entertainments plc	(135,277)	(829,190)	59,096
Next plc	(50,423)	(3,292,279)	171,143
Ocado Group plc	(151,229)	(519,632)	698
Old Mutual plc	(1,068,471)	(2,920,120)	119,410
Pearson plc	(201,852)	(2,243,057)	269,822
Pennon Group plc	(284,782)	(3,316,337)	23,691
Petrofac Ltd.	(51,853)	(499,902)	(100,275)
Playtech plc	(25,069)	(293,558)	(2,302)
Prudential plc	(138,777)	(2,400,727)	(59,326)
Rightmove plc	(6,898)	(370,139)	(7,293)
Rio Tinto plc	(179,159)	(5,579,456)	(375,113)
Rolls-Royce Holdings plc	(286,053)	(2,886,982)	218,192
Rotork plc	(1,071,727)	(2,968,760)	38,259
Royal Bank of Scotland Group plc	(3,392,262)	(8,393,532)	540,207
RPC Group plc	(5,153)	(62,710)	(1,325)
RSA Insurance Group plc	(95,641)	(642,236)	(33,237)
Schroders plc	(81,344)	(2,766,873)	(73,766)
Serco Group plc	(233,120)	(360,558)	(33,986)
Severn Trent plc	(8,123)	(257,861)	(5,713)
Sky plc	(36,526)	(405,568)	(17,773)
Smiths Group plc	(51,070)	(857,287)	(112,144)
Spirax-Sarco Engineering plc	(18,239)	(960,077)	(103,065)
Sports Direct International plc	(578,200)	(2,164,269)	12,980
St. James’s Place plc	(160,240)	(1,923,085)	(43,873)
Stagecoach Group plc	(51,113)	(134,374)	(5,353)
Standard Chartered plc	(359,687)	(2,818,457)	(108,590)
Standard Life plc	(482,034)	(1,889,623)	(257,773)
Tesco plc	(2,865,406)	(5,938,131)	(848,450)
Thomas Cook Group plc	(681,952)	(572,816)	(38,229)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
United Utilities Group plc	(114,482)	$(1,509,377)	$22,399
Weir Group plc (The)	(209,523)	(3,989,228)	(625,568)
Whitbread plc	(100,681)	(5,082,726)	(27,071)

			2,856,789

United States
Shire plc	(61,843)	(3,901,592)	(97,374)

Total of Short Equity Positions			657,304

Total of Long and Short Equity Positions			6,262,733

Net Cash and Other Receivables/ (Payables) (b)			(1,651,442)

Swaps, at Value			$4,611,291

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24-49 months maturity ranging from 12/21/2016 - 12/22/2016	$1,407,682

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Aeroports de Paris	327	$34,939	$(2,492)
Air France-KLM	324,183	1,879,441	(134,943)
Airbus Group SE	3,023	179,758	3,590
Arkema SA	20,381	1,822,493	64,427
Atos SE	166,440	16,474,698	1,444,010
AXA SA	31,203	627,658	35,786
BNP Paribas SA	155,346	7,737,330	252,673
Capgemini SA	79,947	7,725,043	113,238
Casino Guichard Perrachon SA	20,943	1,140,224	(120,839)
Christian Dior SE	273	49,620	(659)
Cie de Saint-Gobain	84,318	3,610,580	37,862
Cie Generale des Etablissements Michelin	89,763	9,303,710	636,205
CNP Assurances	171,159	2,647,443	228,185
Dassault Systemes	2,722	225,941	10,357
Eiffage SA	50,532	3,906,299	20,772
Faurecia	141,428	5,585,963	(35,949)
Iliad SA	8,180	1,598,619	118,663
Imerys SA	9,540	680,040	9,008
Ipsen SA	27,839	1,833,588	122,249
Lagardere SCA	337,500	8,639,966	(45,089)
Orange SA	966,258	14,801,446	337,452
Peugeot SA	746,693	11,340,519	62,067
Renault SA	72,562	6,315,885	(346,266)
Rexel SA	155,532	2,339,550	42,948
Safran SA	37,626	2,582,917	123,225
Sanofi	79,468	6,756,079	(704,516)
Schneider Electric SE	15,407	1,056,425	15,345
SCOR SE	89,210	2,621,174	153,078
SEB SA	2,724	370,077	14,642
SFR Group SA	21,576	512,987	122,545
Societe BIC SA	17,706	2,629,618	(11,798)
Societe Generale SA	73,954	2,558,586	(202)
Sodexo SA	21,565	2,526,736	42,084
Suez	167,077	2,726,175	34,810
Teleperformance	42,168	4,014,069	484,039
Television Francaise 1	56,933	552,979	(906)
Thales SA	100,106	9,129,990	87,862
Valeo SA	139,868	7,238,880	925,043
Veolia Environnement SA	159,075	3,550,467	114,877
Vinci SA	28,102	2,143,913	8,092

			4,261,475

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Portugal
Galp Energia SGPS SA	109,115	$1,498,844	$(8,126)
NOS SGPS SA	50,225	338,251	3,515
Sonae SGPS SA	364,209	283,589	(5,525)

			(10,136)

Total of Long Equity Positions			4,251,339

Short Positions

Common Stocks

France
Accor SA	(206,304)	(8,540,401)	354,402
Air Liquide SA	(92,577)	(9,798,791)	(128,846)
Alstom SA	(88,455)	(2,223,657)	(116,906)
BioMerieux	(126)	(17,511)	(1,266)
Bollore SA	(639,692)	(2,312,172)	85,269
Bouygues SA	(2,025)	(66,333)	(823)
Bureau Veritas SA	(193,660)	(4,221,567)	66,584
Carrefour SA	(248,349)	(6,190,062)	(249,219)
Credit Agricole SA	(376,320)	(3,532,211)	(179,774)
Danone SA	(11,033)	(853,956)	34,725
Edenred	(386,442)	(8,782,085)	(248,162)
Electricite de France SA	(690,381)	(8,979,478)	576,012
Engie SA	(78,289)	(1,200,716)	(13,133)
Essilor International SA	(25,984)	(3,344,956)	(6,864)
Eutelsat Communications SA	(123,827)	(2,452,383)	(110,509)
Groupe Eurotunnel SE	(335,886)	(3,568,830)	(69,622)
Hermes International	(18,318)	(7,892,951)	435,486
Ingenico Group SA	(11,711)	(1,284,465)	260,525
JCDecaux SA	(71,830)	(2,467,194)	144,601
Kering	(38,845)	(7,422,371)	(415,891)
Legrand SA	(15,718)	(871,218)	(55,344)
L’Oreal SA	(37,553)	(7,183,556)	85,681
LVMH Moet Hennessy Louis Vuitton SE	(34,042)	(5,840,178)	35,644
Natixis SA	(326,798)	(1,419,298)	(105,503)
Orpea	(5,741)	(502,809)	(6,024)
Pernod Ricard SA	(83,228)	(9,555,129)	(301,914)
Plastic Omnium SA	(1,783)	(56,855)	(2,313)
Publicis Groupe SA	(11,002)	(823,169)	(9,328)
Remy Cointreau SA	(80,300)	(7,052,961)	200,633
Technip SA	(99,270)	(5,599,530)	(503,017)
TOTAL SA	(158,952)	(7,513,929)	(45,922)
Vallourec SA	(1,043,016)	(4,140,704)	(539,691)
Vivendi SA	(153,159)	(3,025,249)	(65,879)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Zodiac Aerospace	(366,348)	$(8,287,080)	$(628,950)

			(1,525,338)

Luxembourg
Eurofins Scientific SE	(4,514)	(1,752,878)	(297,729)
SES SA	(250,688)	(5,636,995)	(518,620)

			(816,349)

Portugal
EDP - Energias de Portugal SA	(369,381)	(1,273,335)	33,690
Jeronimo Martins SGPS SA	(44,448)	(746,427)	(23,928)

			9,762

Total of Short Equity Positions			(2,331,925)

Total of Long and Short Equity Positions			1,919,414

Net Cash and Other Receivables/ (Payables) (b)			(511,732)

Swaps, at Value			$1,407,682

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$757,520

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Entertainment One Ltd.	1,120,987	$3,186,126	$101,976

United Kingdom
London Stock Exchange Group plc	179,808	6,462,286	53,496
SABMiller plc	581,489	33,263,505	607,933

			661,429

Total of Long Equity Positions			763,405

Net Cash and Other Receivables/ (Payables) (b)			(5,885)

Swaps, at Value			$757,520

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 12/22/2016	$701,717

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Agrium, Inc.	140,522	$12,769,234	$(25,294)

Singapore
InterOil Corp.	49,820	2,457,195	79,640

United States
Alere, Inc.	202,109	8,615,907	123,287
American Capital Ltd.	193,803	3,283,023	(5,814)
Apollo Education Group, Inc.	713,941	5,647,273	28,558
Ball Corp.	10,080	712,354	113,702
Cardinal Financial Corp.	86,273	2,213,765	37,097
Cepheid	430,976	22,621,930	86,195
CST Brands, Inc.	684,473	32,615,138	301,168
Cvent, Inc.	314,912	9,998,456	(12,596)
Dow Chemical Co. (The)	736,244	38,704,347	(544,821)
Empire District Electric Co. (The)	381,961	13,009,592	30,557
Envision Healthcare Holdings, Inc.	981,993	20,356,715	1,512,269
EverBank Financial Corp.	615,114	11,834,793	73,814
Fleetmatics Group plc	204,116	12,236,754	6,123
G&K Services, Inc.	197,491	19,049,982	(191,566)
Humana, Inc.	21,694	3,786,037	51,415
Ingram Micro, Inc.	200,449	6,955,580	192,431
Interactive Intelligence Group, Inc.	21,857	1,314,261	219
Intersil Corp.	508,463	11,059,070	91,523
ITC Holdings Corp.	436,371	19,959,610	322,915

			2,216,476

Total of Long Equity Positions			2,270,822

Short Positions

Common Stocks

Canada
Potash Corp. of Saskatchewan, Inc.	(783,400)	(12,487,396)	(297,692)

United States
Aetna, Inc.	(18,169)	(2,082,712)	(14,899)
Amsurg Corp.	(327,971)	(20,612,977)	(1,377,478)
Ares Capital Corp.	(93,689)	(1,459,675)	7,495

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EI du Pont de Nemours & Co.	(574,274)	$(38,304,076)	$(155,054)
Exxon Mobil Corp.	(26,718)	(2,228,555)	(103,392)
United Bankshares, Inc.	(61,099)	(2,280,215)	(21,385)
VMware, Inc.	(24,674)	(1,800,708)	(9,129)

			(1,673,842)

Total of Short Equity Positions			(1,971,534)

Total of Long and Short Equity Positions			299,288

Net Cash and Other Receivables/ (Payables) (b)			402,429

Swaps, at Value			$701,717

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	25 months maturity 09/20/2017	$3,226,011

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	70,562	$27,678,365	$3,223,736

Net Cash and Other Receivables/ (Payables) (b)			2,275

Swaps, at Value			$3,226,011

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity 04/20/2017	$192

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Finland
Nokia OYJ	11,551	$66,668	$169

Net Cash and Other Receivables/ (Payables) (b)			23

Swaps, at Value			$192

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	61 months maturity 09/23/2021	$(138,722)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Canada
Fortis, Inc.	(328,143)	$(10,413,828)	$(138,673)

Net Cash and Other Receivables/ (Payables) (b)			(49)

Swaps, at Value			$(138,722)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	52-60 months maturity 12/21/2020	$2,449,002

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	2,733,000	$1,045,532	$133,312
Air China Ltd.	1,666,000	1,071,546	54,647
ANTA Sports Products Ltd.	276,000	710,058	44,599
AviChina Industry & Technology Co. Ltd.	921,000	618,702	6,007
Bank of China Ltd.	2,235,000	875,825	156,307
Bank of Communications Co. Ltd.	2,008,000	1,222,710	321,742
Beijing Capital International Airport Co. Ltd.	1,680,000	1,626,398	288,680
Beijing Enterprises Holdings Ltd.	499,000	2,713,461	(166,934)
Belle International Holdings Ltd.	935,000	634,124	13,250
China Cinda Asset Management Co. Ltd.	5,696,000	1,776,308	252,293
China CITIC Bank Corp. Ltd.	3,122,000	1,780,194	308,044
China Communications Services Corp. Ltd.	2,610,000	1,127,404	510,824
China Construction Bank Corp.	4,334,000	2,747,216	507,784
China Everbright Bank Co. Ltd.	135,000	61,587	1,640
China Galaxy Securities Co. Ltd.	4,102,000	3,282,257	490,617
China Longyuan Power Group Corp. Ltd.	1,660,000	1,039,592	320,595
China Medical System Holdings Ltd.	206,000	246,650	101,612
China Mobile Ltd.	417,275	5,021,813	104,147
China Petroleum & Chemical Corp.	7,056,000	4,683,124	526,040
China Power International Development Ltd.	2,267,000	1,106,696	(228,349)
China Resources Power Holdings Co. Ltd.	1,008,000	1,579,435	172,910
China Shenhua Energy Co. Ltd.	1,953,500	3,074,394	786,662

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Telecom Corp. Ltd.	1,918,000	$862,999	$115,497
Chongqing Rural Commercial Bank Co. Ltd.	1,415,000	691,259	186,277
CITIC Ltd.	299,000	436,988	(6,996)
CNOOC Ltd.	932,000	865,676	310,055
CSPC Pharmaceutical Group Ltd.	2,464,000	2,327,869	145,955
Dongfeng Motor Group Co. Ltd.	2,026,000	2,462,790	(419,674)
Far East Horizon Ltd.	344,000	272,066	55,179
Geely Automobile Holdings Ltd.	5,785,000	2,537,398	2,671,708
GOME Electrical Appliances Holding Ltd.	13,325,000	1,854,986	(211,235)
Great Wall Motor Co. Ltd.	3,429,000	2,706,636	665,284
Guangdong Investment Ltd.	1,584,000	2,104,536	425,821
Huadian Power International Corp. Ltd.	908,000	529,980	(120,140)
Huaneng Power International, Inc.	102,000	59,279	5,055
Industrial & Commercial Bank of China Ltd.	2,486,000	1,280,618	297,174
People’s Insurance Co. Group of China Ltd. (The)	9,973,000	3,965,077	142,326
PetroChina Co. Ltd.	1,950,000	1,337,807	(45,233)
PICC Property & Casualty Co. Ltd.	2,386,000	4,092,193	(91,895)
Semiconductor Manufacturing International Corp.	21,641,000	1,967,135	470,678
Shanghai Industrial Holdings Ltd.	60,000	170,597	3,087
Sinopec Engineering Group Co. Ltd.	1,443,000	1,239,822	10,407
Sinopec Shanghai Petrochemical Co. Ltd.	8,245,000	3,271,232	915,790
Sinopharm Group Co. Ltd.	495,600	1,907,424	492,929
Sinotrans Ltd.	880,000	393,722	36,272
Tencent Holdings Ltd.	34,500	890,502	68,668

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Travelsky Technology Ltd.	587,000	$1,058,309	$342,747
Want Want China Holdings Ltd.	1,924,000	1,237,645	(40,271)
Weichai Power Co. Ltd.	1,438,000	1,456,842	483,415
Zhejiang Expressway Co. Ltd.	1,128,000	1,124,087	70,917
Zhuzhou CRRC Times Electric Co. Ltd.	241,500	1,101,318	160,310
Zijin Mining Group Co. Ltd.	4,340,000	1,626,409	(235,699)
ZTE Corp.	458,000	622,690	47,978

			11,658,815

Hong Kong
Nine Dragons Paper Holdings Ltd.	319,000	241,515	59,282
Sino Biopharmaceutical Ltd.	4,665,999	3,324,186	(167,956)
Sun Art Retail Group Ltd.	216,000	138,811	10,590

			(98,084)

Total of Long Equity Positions			11,560,731

Short Positions

Common Stocks
China
3SBio, Inc.	(230,500)	(241,536)	(20,303)
AAC Technologies Holdings, Inc.	(57,594)	(339,692)	(242,239)
Aluminum Corp. of China Ltd.	(1,010,000)	(344,993)	(23,484)
Anhui Conch Cement Co. Ltd.	(402,500)	(931,229)	(181,229)
Beijing Enterprises Water Group Ltd.	(2,406,000)	(1,439,999)	(200,229)
Brilliance China Automotive Holdings Ltd.	(4,796,000)	(4,742,608)	(668,604)
BYD Co. Ltd.	(356,500)	(1,650,421)	(720,963)
CGN Power Co. Ltd.	(13,807,000)	(4,289,255)	175,873
China Communications Construction Co. Ltd.	(2,726,000)	(3,071,683)	178,721

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Conch Venture Holdings Ltd.	(116,000)	$(221,022)	$(5,994)
China COSCO Holdings Co. Ltd.	(269,500)	(99,516)	7,133
China Life Insurance Co. Ltd.	(1,745,000)	(3,892,529)	(679,658)
China Mengniu Dairy Co. Ltd.	(271,000)	(466,469)	(40,748)
China Merchants Bank Co. Ltd.	(829,000)	(1,632,512)	(475,663)
China Minsheng Banking Corp. Ltd.	(2,247,000)	(1,958,319)	(652,070)
China National Building Material Co. Ltd.	(3,210,000)	(1,381,888)	(55,711)
China Oilfield Services Ltd.	(6,574,000)	(4,659,430)	(1,105,519)
China Pacific Insurance Group Co. Ltd.	(243,800)	(825,032)	(86,738)
China Railway Construction Corp. Ltd.	(237,000)	(281,110)	9,540
China Railway Group Ltd.	(761,000)	(464,109)	(92,257)
China Resources Gas Group Ltd.	(484,000)	(1,228,282)	(434,045)
China Shipping Container Lines Co. Ltd.	(10,914,000)	(2,383,272)	30,492
China Southern Airlines Co. Ltd.	(706,000)	(419,893)	21,634
China State Construction International Holdings Ltd.	(530,000)	(779,047)	77,744
China Unicom Hong Kong Ltd.	(1,208,000)	(1,318,009)	(153,801)
CITIC Securities Co. Ltd.	(1,048,000)	(2,046,464)	(201,122)
COSCO Pacific Ltd.	(412,000)	(442,917)	19,008
CRRC Corp. Ltd.	(3,747,000)	(3,488,052)	77,065
Datang International Power Generation Co. Ltd.	(918,000)	(265,321)	19,003
ENN Energy Holdings Ltd.	(96,000)	(495,448)	25,479
Fosun International Ltd.	(2,677,500)	(3,582,904)	(471,652)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Gf Securities Co. Ltd.	(913,200)	$(1,839,188)	$(107,461)
Haitong Securities Co. Ltd.	(1,232,800)	(1,981,194)	(126,583)
Hengan International Group Co. Ltd.	(10,500)	(74,374)	(13,251)
Huaneng Renewables Corp. Ltd.	(2,668,000)	(625,089)	(312,930)
Huatai Securities Co. Ltd.	(1,480,000)	(2,796,056)	(226,370)
Jiangsu Expressway Co. Ltd.	(280,000)	(328,777)	(59,788)
Jiangxi Copper Co. Ltd.	(439,000)	(516,523)	12,300
Lenovo Group Ltd.	(2,606,000)	(2,171,468)	432,103
New China Life Insurance Co. Ltd.	(609,700)	(2,335,298)	(388,167)
Ping An Insurance Group Co. of China Ltd.	(641,000)	(2,862,768)	(497,475)
Shandong Weigao Group Medical Polymer Co. Ltd.	(1,184,000)	(728,718)	(70,029)
Shanghai Electric Group Co. Ltd.	(52,000)	(25,269)	513
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(530,500)	(1,284,681)	(374,487)
Shanghai Pharmaceuticals Holding Co. Ltd.	(127,500)	(299,535)	(46,734)
Shenzhou International Group Holdings Ltd.	(169,000)	(837,314)	(345,322)
Tingyi Cayman Islands Holding Corp.	(2,064,000)	(2,381,370)	(19,845)
Yanzhou Coal Mining Co. Ltd.	(3,938,000)	(2,371,858)	(297,989)

			(8,311,852)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong
Alibaba Pictures Group Ltd.	(180,000)	(38,617)	$774
China Gas Holdings Ltd.	(2,614,000)	(3,384,208)	(774,833)
GCL-Poly Energy Holdings Ltd.	(10,430,000)	(1,483,783)	85,701
Haier Electronics Group Co. Ltd.	(50,000)	(78,471)	(4,699)

			(693,057)

Total of Short Equity Positions			(9,004,909)

Total of Long and Short Equity Positions			2,555,822

Net Cash and Other Receivables/ (Payables) (b)			(106,820)

Swaps, at Value			$2,449,002

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	52-60 months maturity 12/21/2020	$(1,095,202)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Energa SA	8,980	$27,747	$(10,118)
Eurocash SA	199,852	2,647,945	(425,182)
KGHM Polska Miedz SA	50,674	925,116	62,250
PGE Polska Grupa Energetyczna SA	649,306	2,142,986	(417,966)
Polski Koncern Naftowy Orlen SA	6,156	104,626	70
Polskie Gornictwo Naftowe i Gazownictwo SA	1,351,460	1,791,736	(5,737)
Tauron Polska Energia SA	37,421	25,404	59

			(796,624)

Total of Long Equity Positions			(796,624)

Short Positions

Common Stocks
Poland
Bank Pekao SA	(45,953)	(1,648,340)	160,504
Bank Zachodni WBK SA	(16,108)	(1,117,842)	(193,444)
LPP SA	(36)	(44,731)	7,651
mBank SA	(13,211)	(1,060,016)	(121,737)
Orange Polska SA	(511,587)	(726,903)	(75,451)
Powszechna Kasa Oszczednosci Bank Polski SA	(203,398)	(1,276,355)	(113,067)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	(87,817)	(662,072)	$101,684

			(233,860)

Total of Short Equity Positions			(233,860)

Total of Long and Short Equity Positions			(1,030,484)

Net Cash and Other Receivables/ (Payables) (b)			(64,718)

Swaps, at Value			$(1,095,202)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	3-60 months maturity ranging from 10/31/2016 - 12/22/2020	$5,011,455

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Brazil
AES Tiete Energia SA	84,500	$434,042	$(18,057)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	586,500	2,491,332	540,221
BRF SA	32,820	432,719	125,558
Cia de Saneamento Basico do Estado de Sao Paulo	110,025	881,214	137,617
Cia Energetica de Minas Gerais	498,073	565,427	724,582
Cia Paranaense de Energia	8,684	70,237	19,816
Cielo SA	38,000	138,500	241,366
EDP - Energias do Brasil SA	274,900	894,050	321,472
Engie Brasil Energia SA	29,500	363,078	(13,847)
Equatorial Energia SA	133,000	1,436,145	621,742
Hypermarcas SA	17,200	142,216	5,183
JBS SA	1,067,993	2,771,226	1,110,415
Kroton Educacional SA	36,800	165,088	2,269
Lojas Renner SA	116,800	929,306	(50,474)
Natura Cosmeticos SA	54,300	451,208	70,228
Odontoprev SA	123,700	316,923	174,887
Porto Seguro SA	66,100	429,286	176,806
Qualicorp SA	304,700	1,278,220	518,790
Raia Drogasil SA	26,000	482,792	47,097
Sul America SA	86,000	446,545	(17,358)
TOTVS SA	25,400	206,461	30,814
Transmissora Alianca de Energia Eletrica SA	89,600	649,125	(71,104)

			4,698,023

Chile
Empresa Nacional de Electricidad SA	17,184	449,767	(108,837)
Enersis Americas SA	133,601	1,120,864	(26,671)
Latam Airlines Group SA	43,410	289,361	63,128

			(72,380)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Indonesia
Indofood CBP Sukses Makmur Tbk. PT	465,900	$307,219	$31,895
Indofood Sukses Makmur Tbk. PT	1,549,900	676,257	360,294
Matahari Department Store Tbk. PT	89,500	126,007	1,077
Telekomunikasi Indonesia Persero Tbk. PT	1,951,800	433,186	216,740
United Tractors Tbk. PT	1,134,000	1,327,113	217,877

			827,883

Korea, Republic of
CJ CheilJedang Corp.	5,332	1,640,014	124,584
CJ E&M Corp.	7,354	451,894	58,512
Daelim Industrial Co. Ltd.	4,299	310,467	15,083
DGB Financial Group, Inc.	39,992	304,186	25,108
Dongbu Insurance Co. Ltd.	61,618	3,583,937	246,862
Doosan Heavy Industries & Construction Co. Ltd.	9,296	237,309	(17,325)
Hana Financial Group, Inc.	23,411	426,076	169,941
Hanmi Pharm Co. Ltd.	852	447,505	(51,623)
Hanwha Chemical Corp.	92,162	1,926,917	114,557
Hanwha Corp.	99,322	2,783,042	396,531
Hanwha Life Insurance Co. Ltd.	230,621	1,287,108	(77,768)
Hyundai Department Store Co. Ltd.	4,748	505,717	7,334
Hyundai Development Co-Engineering & Construction	47,465	1,635,222	589,722
Hyundai Engineering & Construction Co. Ltd.	27,731	790,789	207,176
Hyundai Marine & Fire Insurance Co. Ltd.	109,194	2,916,701	688,269
Hyundai Mobis Co. Ltd.	9,431	1,904,232	462,536

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
KB Financial Group, Inc.	26,186	$645,549	$255,117
Kia Motors Corp.	70,443	2,856,673	(150,121)
Korea Electric Power Corp.	65,745	2,960,442	260,157
Korea Gas Corp.	2,524	97,173	4,717
Korea Zinc Co. Ltd.	4,184	1,774,706	61,117
Korean Air Lines Co. Ltd.	44,205	910,769	496,930
KT Corp.	15,906	355,898	105,628
LG Chem Ltd.	6,705	1,621,026	(138,064)
LG Corp.	23,812	1,382,961	24,223
LG Household & Health Care Ltd.	256	183,039	39,744
LG Innotek Co. Ltd.	8,176	614,989	(30,404)
LG Uplus Corp.	63,766	523,346	158,604
Lotte Chemical Corp.	12,723	2,648,635	819,557
NCSoft Corp.	8,207	1,488,000	725,845
POSCO	3,933	766,823	48,366
Posco Daewoo Corp.	117,240	2,146,344	489,001
Samsung Electronics Co. Ltd.	3,953	4,241,115	1,517,467
Samsung Life Insurance Co. Ltd.	12,034	1,022,271	133,419
Shinhan Financial Group Co. Ltd.	16,952	556,084	64,777
SK Hynix, Inc.	19,182	423,667	280,503
SK Innovation Co. Ltd.	48,483	5,954,470	1,229,117
SK Networks Co. Ltd.	264,527	1,211,727	405,712
SK Telecom Co. Ltd.	15,049	2,668,872	416,784
S-Oil Corp.	22,670	1,486,003	198,504
Woori Bank	232,343	1,914,431	500,568
Yuhan Corp.	3,667	917,167	10,120

			10,886,887

Malaysia
AirAsia Bhd.	1,481,300	759,615	241,385

Mexico
Cemex SAB de CV	116,820	862,108	65,443
Grupo Aeroportuario del Pacifico SAB de CV	521	54,918	(5,439)

			60,004

South Africa
Gold Fields Ltd.	215,072	808,444	234,655

Taiwan
Acer, Inc.	192,000	86,731	2,816

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Casetek Holdings Ltd.	109,000	$546,281	$(147,215)
Cathay Financial Holding Co. Ltd.	790,000	851,963	163,793
China Airlines Ltd.	686,000	227,815	(22,879)
China Life Insurance Co. Ltd.	1,239,960	850,347	288,736
Compal Electronics, Inc.	1,177,000	658,083	70,651
Feng TAY Enterprise Co. Ltd.	302,467	1,389,711	(43,844)
Foxconn Technology Co. Ltd.	449,217	882,794	441,780
Fubon Financial Holding Co. Ltd.	2,262,297	2,515,582	845,977
Hon Hai Precision Industry Co. Ltd.	326,700	685,287	141,481
Innolux Corp.	5,199,000	1,466,404	300,549
Inotera Memories, Inc.	2,764,842	2,326,338	113,914
Inventec Corp.	712,000	456,918	127,580
Lite-On Technology Corp.	391,945	496,225	70,421
Nien Made Enterprise Co. Ltd.	13,000	154,104	14,006
Novatek Microelectronics Corp.	108,000	374,652	8,018
Pegatron Corp.	729,000	1,409,147	477,510
Pou Chen Corp.	850,000	1,086,240	114,779
Powertech Technology, Inc.	956,000	1,950,570	533,989
Radiant Opto-Electronics Corp.	592,000	918,011	49,723
Realtek Semiconductor Corp.	208,000	750,117	(63,635)
Taiwan Fertilizer Co. Ltd.	66,000	84,384	4,234
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136	25,418	9,332
Uni-President Enterprises Corp.	1,116,000	2,082,334	17,433
Wistron Corp.	1,920,412	1,403,986	28,373

			3,547,522

Total of Long Common Stocks			20,423,979

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks

Brazil
Braskem SA	346,000	$2,169,738	$501,744
Centrais Eletricas Brasileiras SA	371,200	1,056,044	1,668,475
Cia Energetica de Sao Paulo	239,200	688,973	392,232
Gerdau SA	58,672	60,831	99,012
Itausa - Investimentos Itau SA	221,210	315,727	251,557
Suzano Papel e Celulose SA	18,700	71,507	(11,304)

			2,901,716

Total of Long Equity Positions			23,325,695

Rights

Korea, Republic of
Hanwha Corp.(c)	29,788	—	—

Total of Long Equity Positions and Rights			23,325,695

Short Positions

Common Stocks
Brazil
Banco Bradesco SA	(95,904)	(650,816)	(219,034)
Banco do Brasil SA	(436,100)	(2,415,569)	(641,818)
BB Seguridade Participacoes SA	(248,100)	(1,514,111)	(765,374)
CCR SA	(222,200)	(1,027,341)	(130,068)
Cosan SA Industria e Comercio	(176,800)	(1,281,481)	(768,587)
Duratex SA	(129,900)	(356,359)	12,851
Embraer SA	(18,576)	(342,727)	22,105
Fibria Celulose SA	(130,305)	(999,807)	78,550
Itau Unibanco Holding SA	(51,907)	(559,999)	(7,864)
Telefonica Brasil SA	(220,686)	(1,956,517)	(1,236,809)
Tim Participacoes SA	(379,829)	(3,070,122)	(1,578,985)
WEG SA	(7,400)	(30,600)	(9,584)

			(5,244,617)

Chile
Banco Santander Chile	(19,468)	(313,240)	(89,553)
Sociedad Quimica y Minera de Chile SA	(55,232)	(929,005)	(556,736)

			(646,289)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Indonesia
Astra International Tbk. PT	(548,300)	$(274,592)	$(73,318)

Korea, Republic of
Amorepacific Corp.	(557)	(196,874)	(650)
BGF retail Co. Ltd.	(7,336)	(1,309,112)	19,910
BNK Financial Group, Inc.	(99,456)	(684,711)	(93,858)
Cheil Worldwide, Inc.	(3,344)	(56,634)	7,832
CJ Corp.	(1,727)	(311,914)	18,678
CJ Korea Express Corp.	(8,869)	(1,597,810)	(140,675)
Daewoo Engineering & Construction Co. Ltd.	(361,151)	(1,550,681)	(551,082)
Dongsuh Cos., Inc.	(18,721)	(526,125)	27,516
Doosan Corp.	(7,492)	(670,380)	(20,565)
E-MART, Inc.	(18,015)	(2,569,492)	(15,351)
GS Holdings Corp.	(33,933)	(1,344,367)	(314,732)
GS Retail Co. Ltd.	(6,287)	(278,878)	(3,180)
Hankook Tire Co. Ltd.	(11,481)	(441,868)	(178,868)
Hanmi Science Co. Ltd.	(3,057)	(352,644)	34,036
Hanon Systems	(18,621)	(179,191)	(31,494)
Hanssem Co. Ltd.	(6,431)	(928,164)	(104,093)
Hotel Shilla Co. Ltd.	(24,630)	(1,358,576)	(1,650)
Hyosung Corp.	(25,934)	(2,819,760)	(261,606)
Hyundai Glovis Co. Ltd.	(6,286)	(1,010,195)	(27,929)
Hyundai Heavy Industries Co. Ltd.	(40,720)	(3,148,266)	(2,000,040)
Hyundai Motor Co.	(30,748)	(3,577,366)	(222,522)
Hyundai Wia Corp.	(1,236)	(101,058)	3,286
Industrial Bank of Korea	(170,858)	(1,587,309)	(275,517)
Kangwon Land, Inc.	(18,636)	(593,994)	(71,928)
KCC Corp.	(8,870)	(2,970,645)	(225,790)
Korea Aerospace Industries Ltd.	(11,382)	(845,925)	52,708
Korea Investment Holdings Co. Ltd.	(3,979)	(144,190)	(4,088)
Kumho Petrochemical Co. Ltd.	(55,277)	(3,107,977)	(430,112)
LG Display Co. Ltd.	(50,889)	(1,265,485)	(35,496)
LG Electronics, Inc.	(7,940)	(401,999)	55,240
Lotte Chilsung Beverage Co. Ltd.	(514)	(750,683)	2,882
Lotte Shopping Co. Ltd.	(18,015)	(3,441,124)	48,800

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
Mirae Asset Daewoo Co. Ltd.	(76,116)	$(525,880)	$(19,099)
NAVER Corp.	(492)	(271,666)	(124,425)
NH Investment & Securities Co. Ltd.	(259,654)	(2,032,764)	(339,892)
Orion Corp.	(2,321)	(1,730,814)	(18,390)
Ottogi Corp.	(1,488)	(1,176,871)	160,189
Samsung C&T Corp.	(53,446)	(5,956,509)	(1,307,903)
Samsung Electro-Mechanics Co. Ltd.	(66,182)	(3,025,169)	70,714
Samsung Heavy Industries Co. Ltd.	(156,489)	(1,288,489)	(53,341)
Samsung SDI Co. Ltd.	(58,977)	(5,285,777)	105,450
Samsung SDS Co. Ltd.	(10,493)	(2,119,811)	643,572
Samsung Securities Co. Ltd.	(9,104)	(281,324)	(7,083)
Shinsegae, Inc.	(909)	(152,383)	2,006

			(5,628,540)

Malaysia
SapuraKencana Petroleum Bhd.	(500,000)	(196,467)	5,535

Mexico
America Movil SAB de CV	(158,456)	(1,940,566)	127,830
Grupo Aeroportuario del Sureste SAB de CV	(1,524)	(236,376)	13,232
Grupo Financiero Santander Mexico SAB de CV	(353,343)	(2,604,498)	(504,920)
Grupo Televisa SAB	(50,793)	(1,287,884)	(16,988)

			(380,846)

South Africa
AngloGold Ashanti Ltd.	(94,974)	(1,456,046)	(55,940)

Taiwan
Advanced Semiconductor Engineering, Inc.	(1,852,000)	(1,947,039)	(277,143)
Asia Cement Corp.	(247,000)	(192,230)	(24,130)
Asustek Computer, Inc.	(10,000)	(82,580)	(6,809)
AU Optronics Corp.	(4,659,000)	(1,320,341)	(389,992)
Catcher Technology Co. Ltd.	(32,000)	(268,172)	6,331

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	(976,397)	$(417,012)	$(84,253)
Cheng Shin Rubber Industry Co. Ltd.	(269,000)	(409,077)	(158,397)
China Development Financial Holding Corp.	(4,398,000)	(1,045,086)	(81,567)
China Steel Corp.	(875,000)	(454,766)	(163,765)
Delta Electronics Inc.	(232,000)	(998,101)	(244,634)
E.Sun Financial Holding Co. Ltd.	(1,009,178)	(449,496)	(127,182)
Far Eastern New Century Corp.	(415,000)	(289,598)	(21,757)
Formosa Chemicals & Fibre Corp.	(795,000)	(1,681,162)	(464,014)
Formosa Plastics Corp.	(517,000)	(1,170,158)	(117,315)
Hotai Motor Co. Ltd.	(245,000)	(2,449,323)	(428,176)
Largan Precision Co. Ltd.	(8,000)	(640,237)	(334,775)
MediaTek, Inc.	(45,000)	(274,758)	(70,748)
Nan Ya Plastics Corp.	(399,000)	(762,617)	(29,848)
President Chain Store Corp.	(16,000)	(103,838)	(23,600)
Quanta Computer, Inc.	(821,000)	(1,297,305)	(423,259)
Shin Kong Financial Holding Co. Ltd.	(4,133,000)	(813,581)	(98,237)
SinoPac Financial Holdings Co. Ltd.	(854,191)	(212,177)	(40,704)
Synnex Technology International Corp.	(39,000)	(42,221)	(1,060)
Taishin Financial Holding Co. Ltd.	(3,930,205)	(1,127,765)	(338,669)
Taiwan Cement Corp.	(840,000)	(720,707)	(237,389)
United Microelectronics Corp.	(366,000)	(128,899)	(6,252)
Yuanta Financial Holding Co. Ltd.	(1,771,000)	(584,427)	(50,767)

			(4,238,111)

Total of Short Common Stocks			(16,262,126)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks

Brazil
Cia Brasileira de Distribuicao	(115,700)	$(1,613,347)	$(275,764)
Lojas Americanas SA	(145,900)	(839,367)	(66,410)
Petroleo Brasileiro SA	(423,100)	(902,956)	(862,482)
Vale SA	(89,301)	(306,208)	(116,662)

			(1,321,318)

Total of Short Equity Positions			(17,583,444)

Rights

Korea, Republic of
Samsung Heavy Industries Co. Ltd.	(97,163)	—	(200,584)

Total of Short Equity Positions and Rights			(17,784,028)

Total of Long and Short Equity Positions and Rights			5,541,667

Net Cash and Other Receivables/ (Payables) (b)			(530,212)

Swaps, at Value			$5,011,455

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	52-60 months maturity ranging from 12/22/2020 - 12/24/2020	$(2,350,019)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
South Africa
Anglo American Platinum Ltd.	132,751	$3,772,642	$(37,912)
Barclays Africa Group Ltd.	34,747	356,032	27,596
Barloworld Ltd.	192,662	1,110,783	55,892
Bidvest Group Ltd. (The)	87,304	1,022,954	6,452
Brait SE	244,742	2,633,283	(664,814)
Exxaro Resources Ltd.	39,074	211,347	28,868
FirstRand Ltd.	95,289	282,952	47,196
Imperial Holdings Ltd.	126,016	1,350,804	187,915
Investec Ltd.	325,128	2,320,402	(324,658)
MMI Holdings Ltd.	29,996	48,329	519
Mondi Ltd.	86,305	1,776,497	36,944
Mr Price Group Ltd.	98,666	1,066,104	25,379
Netcare Ltd.	79,952	189,912	6,344
Pick n Pay Stores Ltd.	141,835	722,032	(10,789)
PSG Group Ltd.	10,685	142,682	13,775
Rand Merchant Investment Holdings Ltd.	105,241	327,598	(10,471)
RMB Holdings Ltd.	510,864	1,978,226	201,423
Sappi Ltd.	4,960	25,397	294
Telkom SA SOC Ltd.	116,503	493,955	19,718
Tiger Brands Ltd.	32,673	928,355	(22,443)
Truworths International Ltd.	125,581	833,489	(182,632)
Vodacom Group Ltd.	97,483	1,129,211	(33,930)
Woolworths Holdings Ltd.	188,520	1,151,614	(87,206)

			(716,540)

Total of Long Equity Positions			(716,540)

Short Positions

Common Stocks
South Africa
Aspen Pharmacare Holdings Ltd.	(6,776)	(155,846)	2,814
Coronation Fund Managers Ltd.	(719,607)	(3,256,915)	(429,067)
Discovery Ltd.	(494,039)	(4,312,280)	239,780
Foschini Group Ltd. (The)	(50,765)	(546,046)	30,879

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Impala Platinum Holdings Ltd.	(70,242)	$(173,681)	$(181,255)
Life Healthcare Group Holdings Ltd.	(174,526)	(446,508)	(36,323)
Massmart Holdings Ltd.	(42,798)	(311,206)	(58,701)
MTN Group Ltd.	(326,800)	(3,102,583)	300,978
Naspers Ltd.	(14,620)	(2,207,952)	(322,374)
Nedbank Group Ltd.	(52,090)	(716,860)	(130,386)
Pioneer Foods Group Ltd.	(31,993)	(322,320)	(81,399)
Sanlam Ltd.	(1,042,596)	(4,370,770)	(487,560)
Shoprite Holdings Ltd.	(83,439)	(914,239)	(251,624)
Sibanye Gold Ltd.	(73,772)	(261,600)	(688)
SPAR Group Ltd. (The)	(19,526)	(241,904)	(31,964)

			(1,436,890)

Total of Short Equity Positions			(1,436,890)

Total of Long and Short Equity Positions			(2,153,430)

Net Cash and Other Receivables/ (Payables) (b)			(196,589)

Swaps, at Value			$(2,350,019)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	52-60 months maturity 12/22/2020	$393,347

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Alfa SAB de CV	158,800	$252,438	$(4,612)
Arca Continental SAB de CV	150,800	851,444	45,824
Gentera SAB de CV	159,500	260,526	26,561
Gruma SAB de CV	240,325	3,149,719	10,118
Grupo Bimbo SAB de CV	61,200	163,603	(2,284)
Grupo Lala SAB de CV	482,400	1,068,367	(149,581)
Grupo Mexico SAB de CV	1,127,200	2,217,374	537,006
Industrias Penoles SAB de CV	73,900	1,502,766	273,601
Kimberly-Clark de Mexico SAB de CV	359,900	756,029	58,072
OHL Mexico SAB de CV	492,000	562,304	90,321
Promotora y Operadora de Infraestructura SAB de CV	4,000	42,625	295
Wal-Mart de Mexico SAB de CV	68,800	152,643	(1,558)

			883,763

Total of Long Equity Positions			883,763

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Mexico
Coca-Cola Femsa SAB de CV	(44,500)	(279,159)	$(55,112)
El Puerto de Liverpool SAB de CV	(77,940)	(791,127)	(25,826)
Grupo Financiero Banorte SAB de CV	(338,900)	(1,469,691)	(307,503)
Grupo Financiero Inbursa SAB de CV	(1,562,600)	(2,385,258)	(80,765)
Mexichem SAB de CV	(263,800)	(543,077)	(47,385)

			(516,591)

Total of Short Equity Positions			(516,591)

Total of Long and Short Equity Positions			367,172

Net Cash and Other Receivables/ (Payables) (b)			26,175

Swaps, at Value			$393,347

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$11,403,548

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	186,903	$7,462,488	$(628,679)
bpost SA	137,690	3,246,315	487,471
Galapagos NV	3,230	217,425	(9,576)
KBC Groep NV	35,629	2,072,904	6,970
Proximus SADP	139,455	4,513,046	(341,112)
Umicore SA	35,671	2,024,546	215,203

			(269,723)

Finland
Amer Sports OYJ	35,234	989,466	88,179
Huhtamaki OYJ	21,491	887,665	113,347
Kesko OYJ	132,365	5,188,680	909,343
Metso OYJ	38,784	823,210	308,603
Neste OYJ	85,627	3,085,940	566,564
Orion OYJ	40,756	1,315,999	290,752
Outokumpu OYJ	206,484	797,007	620,638
Stora Enso OYJ	142,187	1,220,341	42,741
UPM-Kymmene OYJ	351,773	6,350,786	1,076,753

			4,016,920

Germany
adidas AG	18,220	2,986,119	182,785
Allianz SE	25,423	3,670,473	107,645
Aurubis AG	102,850	4,936,638	830,560
Bayer AG	21,730	2,289,076	(106,726)
Brenntag AG	58,245	2,814,088	368,936
Commerzbank AG	570,101	4,160,761	(477,366)
Covestro AG	85,808	3,835,176	1,242,778
Deutsche Lufthansa AG	211,473	2,997,949	(640,373)
Deutsche Post AG	99,776	3,026,882	96,955
E.ON SE	362,422	3,576,872	(1,000,960)
Evonik Industries AG	80,111	2,481,057	231,048
Freenet AG	29,708	948,108	(78,595)
GEA Group AG	5,205	207,554	81,828
Hannover Rueck SE	41,910	4,447,096	45,462
HeidelbergCement AG	22,205	1,675,284	424,684
Hella KGaA Hueck & Co.	50,886	2,007,607	10,974
HOCHTIEF AG	52,752	5,315,790	2,128,836
Infineon Technologies AG	239,981	3,707,626	571,602
KION Group AG	66,586	3,203,749	1,110,594
LANXESS AG	63,025	2,717,259	1,205,874
METRO AG	136,559	4,024,097	40,688

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
MTU Aero Engines AG	13,795	$1,251,343	$145,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,166	4,338,372	(11,751)
OSRAM Licht AG	151,180	6,650,859	2,230,424
Rheinmetall AG	96,010	6,461,424	230,750
RHOEN-KLINIKUM AG	97,296	2,798,057	160,788
Salzgitter AG	73,172	1,652,519	746,422
Siemens AG	25,176	2,966,018	(13,872)
Software AG	89,839	3,204,854	602,668
STADA Arzneimittel AG	95,096	4,765,719	525,332
Suedzucker AG	180,314	3,712,290	1,302,360
Talanx AG	60,472	1,821,835	23,469
Uniper SE	36,469	826	445,924
Zalando SE	40,897	1,459,813	248,919

			13,014,060

Italy
A2A SpA	4,792,688	6,234,510	534,517
Assicurazioni Generali SpA	82,449	1,058,729	(52,526)
Atlantia SpA	57,280	1,445,677	9,099
Autogrill SpA	224,979	1,915,646	(8,782)
Banca Monte dei Paschi di Siena SpA	5,669,808	1,951,996	(764,762)
Buzzi Unicem SpA	22,650	455,333	9,101
Enel SpA	4,186,068	18,245,984	410,160
FinecoBank Banca Fineco SpA	10,237	60,119	(772)
Hera SpA	866,148	2,397,055	(64,552)
Intesa Sanpaolo SpA	1,332,104	2,841,560	115,851
Leonardo-Finmeccanica SpA	361,200	4,513,888	(419,801)
Mediaset SpA	1,977,070	7,259,229	(1,052,157)
Mediobanca SpA	1,322,947	10,271,541	(1,661,307)
Moncler SpA	48,565	828,496	550
Poste Italiane SpA	618,976	4,522,347	(275,577)
Prysmian SpA	331,110	7,291,579	1,378,699
Recordati SpA	154,618	4,181,281	788,100
Snam SpA	833,519	4,830,738	(208,986)
Terna Rete Elettrica Nazionale SpA	225,842	1,228,816	(64,702)
Unipol Gruppo Finanziario SpA	756,996	3,042,956	(1,108,688)

			(2,436,535)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
ABN AMRO Group NV	93,778	$1,758,201	$180,769
Akzo Nobel NV	18,951	1,242,875	38,969
ASM International NV	51,942	2,141,135	(17,883)
Boskalis Westminster	39,648	1,527,269	(116,167)
Delta Lloyd NV	942,919	3,878,125	446,668
Heineken NV	32,193	2,832,352	(2,548)
Koninklijke Ahold Delhaize NV	289,031	6,661,022	(78,062)
Koninklijke DSM NV	53,700	3,235,621	391,033
Koninklijke Philips NV	193,512	5,223,949	501,989
NN Group NV	367,143	11,562,520	(291,073)
Randstad Holding NV	76,012	4,082,143	(625,689)
Wolters Kluwer NV	203,442	7,401,429	1,295,963

			1,723,969

Spain
Abengoa SA	3,937,349	956,057	(4,284)
ACS Actividades de Construccion y Servicios SA	165,101	4,296,110	694,715
Almirall SA	126,867	2,287,622	(336,460)
Banco Bilbao Vizcaya Argentaria SA	373,809	2,126,672	135,084
Banco Santander SA	565,194	2,596,404	(89,009)
Bankinter SA	236,143	1,657,163	23,009
Ebro Foods SA	136,378	2,798,718	373,484
Enagas SA	105,297	2,986,847	180,728
Endesa SA	355,758	6,926,329	701,025
Ferrovial SA	4,453	99,784	(4,967)
Gamesa Corp. Tecnologica SA	525,838	9,841,045	2,757,937
Grifols SA	39,527	852,920	(906)
Mediaset Espana Comunicacion SA	146,537	1,525,169	211,901
Obrascon Huarte Lain SA	44,396	181,199	(3,031)
Prosegur Cia de Seguridad SA	174,219	1,084,856	131,325
Red Electrica Corp. SA	40,042	832,433	31,535
Repsol SA	330,509	3,806,409	683,305
Sacyr SA	79,365	134,930	32,569

			5,517,960

United Kingdom
Dialog Semiconductor plc	16,922	595,226	57,397
Fiat Chrysler Automobiles NV	1,537,958	10,821,591	(1,046,020)

			(988,623)

Total of Long Equity Positions			20,578,028

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev SA/NV	(83,027)	(10,259,939)	(658,763)
Colruyt SA	(20,185)	(1,077,049)	(43,938)
Solvay SA	(13,689)	(1,334,303)	(251,871)
Telenet Group Holding NV	(40,363)	(1,969,927)	(138,560)
UCB SA	(13,326)	(1,046,701)	15,192

			(1,077,940)

Finland
Cargotec OYJ	(16,117)	(519,838)	(219,823)
Elisa OYJ	(12,443)	(460,607)	2,042
Fortum OYJ	(149,837)	(2,265,351)	(156,004)
Kone OYJ	(44,721)	(1,890,932)	(379,420)
Nokia OYJ	(1,029,004)	(6,575,003)	610,529
Nokian Renkaat OYJ	(103,033)	(3,330,346)	(426,238)
Sampo OYJ	(45,363)	(1,936,149)	(79,215)
Wartsila OYJ Abp	(19,771)	(889,317)	(751)

			(648,880)

Germany
Axel Springer SE	(7,582)	(410,524)	21,997
BASF SE	(31,004)	(2,156,593)	(498,134)
Bayerische Motoren Werke AG	(116,462)	(10,185,207)	379,659
Beiersdorf AG	(9,437)	(880,488)	(10,299)
Continental AG	(1,435)	(312,455)	10,099
Daimler AG	(212,070)	(14,878,415)	(78,388)
Deutsche Bank AG	(257,791)	(3,378,339)	18,486
Deutsche Telekom AG	(94,627)	(1,628,277)	38,494
Duerr AG	(14,046)	(1,008,614)	(172,409)
Fielmann AG	(7,377)	(552,981)	(48,485)
Fraport AG Frankfurt Airport Services Worldwide	(42,123)	(2,454,952)	149,555
Fresenius Medical Care AG & Co. KGaA	(3,621)	(322,507)	5,721
HUGO BOSS AG	(102,027)	(6,186,339)	538,590
K+S AG	(168,824)	(3,751,531)	545,785
Linde AG	(10,824)	(1,621,357)	(217,865)
MAN SE	(20,372)	(2,102,571)	(46,122)
Merck KGaA	(14,686)	(1,577,169)	(6,935)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Nordex SE	(22,125)	$(632,553)	$(41,701)
ProSiebenSat.1 Media SE	(47,271)	(2,127,003)	100,250
RWE AG	(221,016)	(3,693,576)	(123,264)
SAP SE	(85,687)	(6,854,535)	(981,746)
Symrise AG	(5,740)	(431,077)	10,136
Telefonica Deutschland Holding AG	(699,872)	(3,256,666)	434,838
thyssenkrupp AG	(83,676)	(1,623,650)	(375,612)
United Internet AG	(5,714)	(253,232)	176
Wacker Chemie AG	(25,767)	(1,933,222)	(239,796)
Wirecard AG	(18,870)	(930,481)	(49,764)

			(636,734)

Italy
Azimut Holding SpA	(376,111)	(7,351,476)	1,817,395
Banca Generali SpA	(67,077)	(1,587,171)	299,673
Banca Popolare dell’Emilia Romagna SC	(18,661)	(67,128)	(2,410)
Banco Popolare SC	(180,067)	(475,551)	50,926
Davide Campari-Milano SpA	(20,513)	(175,345)	(55,825)
Eni SpA	(612,086)	(8,945,949)	125,609
Luxottica Group SpA	(243,238)	(12,540,050)	922,237
Saipem SpA	(8,062,291)	(3,376,949)	(38,850)
Salvatore Ferragamo SpA	(350,609)	(8,152,709)	(746,102)
Telecom Italia SpA	(2,804,216)	(2,768,971)	438,944
UniCredit SpA	(2,770,383)	(6,310,005)	(147,520)
Unione di Banche Italiane SpA	(1,228,986)	(3,426,178)	593,646
UnipolSai SpA	(646,078)	(1,090,153)	38,200
Yoox Net-A-Porter Group SpA	(10,905)	(341,674)	3,702

			3,299,625

Luxembourg
APERAM SA	(37,268)	(1,316,972)	(363,258)
ArcelorMittal	(989,401)	(4,991,464)	(1,042,260)
Tenaris SA	(1,213,804)	(13,808,279)	(3,480,259)

			(4,885,777)

Netherlands
Aegon NV	(193,916)	(749,665)	9,987
Altice NV	(562,365)	(8,538,393)	(1,533,306)
ASML Holding NV	(18,530)	(1,755,361)	(275,359)
Fugro NV	(50,619)	(784,797)	(34,176)
Gemalto NV	(70,702)	(4,564,438)	34,616

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Koninklijke KPN NV	(1,016,832)	$(3,829,912)	$456,326
Koninklijke Vopak NV	(95,900)	(4,234,780)	(794,887)
OCI NV	(126,207)	(1,917,006)	56,970
SBM Offshore NV	(473,963)	(5,646,542)	(1,083,864)

			(3,163,693)

Spain
Abertis Infraestructuras SA	(204,896)	(3,126,383)	(65,782)
Acciona SA	(5,298)	(390,666)	(9,773)
Acerinox SA	(42,202)	(517,177)	(41,062)
Aena SA	(19,854)	(2,246,438)	(684,209)
Amadeus IT Group SA	(113,121)	(4,727,806)	(918,397)
Atresmedia Corp. de Medios de Comunicacion SA	(206,955)	(2,164,309)	(105,486)
Banco de Sabadell SA	(1,982,813)	(3,402,735)	862,491
Banco Popular Espanol SA	(4,826,452)	(6,424,599)	451,072
Bankia SA	(2,572,618)	(2,549,658)	438,636
CaixaBank SA	(2,745,243)	(8,069,948)	1,132,687
Cellnex Telecom SA	(219,802)	(3,872,479)	(105,219)
Distribuidora Internacional de Alimentacion SA	(352,857)	(2,127,698)	(57,354)
Gas Natural SDG SA	(155,228)	(3,109,734)	(81,455)
Iberdrola SA	(35,642)	(239,715)	(2,629)
Industria de Diseno Textil SA	(10,382)	(367,279)	(17,663)
Mapfre SA	(143,998)	(349,964)	(52,917)
Tecnicas Reunidas SA	(18,067)	(544,113)	(160,772)
Telefonica SA	(417,634)	(4,453,986)	230,434
Zardoya Otis SA	(99,737)	(1,034,319)	74,718

			887,320

Switzerland
STMicroelectronics NV	(32,728)	(176,915)	(89,917)

United Kingdom
CNH Industrial NV	(570,781)	(3,447,393)	(639,663)
RELX NV	(26,636)	(450,258)	(26,175)
Unilever NV	(138,980)	(6,292,901)	(110,359)

			(776,197)

United States
QIAGEN NV	(130,862)	(3,050,518)	(557,767)

Total of Short Common Stocks			(7,649,960)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks

Germany
FUCHS PETROLUB SE	(71,384)	$(3,054,398)	$(204,739)
Henkel AG & Co. KGaA	(10,868)	(1,198,648)	(280,499)
Schaeffler AG	(20,991)	(314,988)	(17,431)
Volkswagen AG	(71,634)	(9,619,760)	183,242

			(319,427)

Total of Short Equity Positions			(7,969,387)

Total of Long and Short Equity Positions			12,608,641

Net Cash and Other Receivables/ (Payables) (b)			(1,205,093)

Swaps, at Value			$11,403,548

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$1,612,754

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
ABB Ltd.	190,761	$4,194,026	$105,340
Actelion Ltd.	36,458	6,160,847	165,857
Adecco Group AG	98,932	5,954,218	(377,846)
Clariant AG	85,723	1,455,219	22,620
Flughafen Zurich AG	24,453	3,691,529	1,088,881
Galenica AG	2,785	3,727,399	(765,766)
GAM Holding AG	95,605	1,355,871	(440,054)
Geberit AG	3,773	1,425,925	227,933
Georg Fischer AG	2,506	1,875,223	321,772
Givaudan SA	1,254	2,295,763	260,792
Helvetia Holding AG	4,170	2,222,692	(119,173)
Lonza Group AG	66,499	10,214,803	2,513,036
OC Oerlikon Corp. AG	174,414	1,506,453	236,454
Partners Group Holding AG	9,386	3,722,658	1,019,484
Roche Holding AG	1,810	447,840	1,943
Schindler Holding AG	3,791	652,086	59,798
Sika AG	1,015	3,945,375	999,808
Straumann Holding AG	7,809	2,460,770	594,129
Sunrise Communications Group AG	20,841	1,337,672	117,051
Swiss Life Holding AG	48,977	13,074,687	(373,842)
Swiss Re AG	91,811	8,506,761	(214,535)
Temenos Group AG	10,627	678,115	(7,986)
UBS Group AG	142,610	2,387,328	(439,210)
Zurich Insurance Group AG	6,086	1,410,440	159,104

			5,155,590

United States
Baloise Holding AG	29,963	3,673,194	(45,216)

Total of Long Equity Positions			5,110,374

Short Positions

Common Stocks
Austria
ams AG	(166,441)	(4,999,906)	(408,259)

Switzerland
Aryzta AG	(27,744)	(1,082,150)	(151,951)
Barry Callebaut AG	(2,544)	(2,833,259)	(552,456)
Chocoladefabriken Lindt & Spruengli AG	(578)	(3,431,170)	88,497
Cie Financiere Richemont SA	(212,852)	(13,468,734)	487,405

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Credit Suisse Group AG	(1,108,826)	$(14,359,776)	$(213,118)
DKSH Holding AG	(4,812)	(344,430)	(9,557)
Dufry AG	(20,000)	(2,255,143)	(252,276)
EMS-Chemie Holding AG	(1,807)	(799,142)	(172,132)
Julius Baer Group Ltd.	(52,915)	(2,255,673)	98,753
Kuehne + Nagel International AG	(22,056)	(3,009,786)	(195,530)
LafargeHolcim Ltd.	(157,720)	(6,997,126)	(1,545,794)
Nestle SA	(52,632)	(4,010,503)	(145,534)
Novartis AG	(35,575)	(2,715,310)	(92,281)
SGS SA	(1,735)	(3,502,911)	(384,834)
Sonova Holding AG	(26,394)	(3,322,555)	(420,014)
Swatch Group AG (The)	(49,368)	(14,742,139)	746,938
Swisscom AG	(7,058)	(3,446,076)	88,799
Syngenta AG	(109)	(42,205)	(5,531)

			(2,630,616)

Total of Short Equity Positions			(3,038,875)

Total of Long and Short Equity Positions			2,071,499

Net Cash and Other Receivables/ (Payables) (b)			(458,745)

Swaps, at Value			$1,612,754

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$2,684,963

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moeller - Maersk A/S	133	$156,689	$38,940
Danske Bank A/S	196,423	5,282,720	463,816
DSV A/S	73,793	2,859,708	822,207
Genmab A/S	19,709	3,450,463	(77,212)
H Lundbeck A/S	100,411	3,742,986	(445,163)
ISS A/S	120,473	4,328,703	677,521
Jyske Bank A/S	7,537	319,940	32,439
Novo Nordisk A/S	10,220	479,793	(53,836)
TDC A/S	1,044,921	5,328,769	825,165
Vestas Wind Systems A/S	85,876	5,998,711	1,094,953

			3,378,830

Total of Long Equity Positions			3,378,830

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(10,847)	(873,351)	(163,340)
Chr Hansen Holding A/S	(56,234)	(3,477,540)	127,979
Coloplast A/S	(21,673)	(1,693,290)	7,753
GN Store Nord A/S	(3,265)	(65,170)	(5,238)
Novozymes A/S	(117,638)	(5,223,146)	34,619
Pandora A/S	(21,896)	(2,699,868)	47,831
Topdanmark A/S	(43,026)	(1,100,179)	(107,168)
Tryg A/S	(165,115)	(3,109,162)	(208,457)
William Demant Holding A/S	(135,170)	(2,513,991)	(244,482)

			(510,503)

Total of Short Equity Positions			(510,503)

Total of Long and Short Equity Positions			2,868,327

Net Cash and Other Receivables/ (Payables) (b)			(183,364)

Swaps, at Value			$2,684,963

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	52-61 months maturity 01/14/2021	$(8,771,176)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Ajinomoto Co., Inc.	542,800	$13,338,084	$(1,235,578)
Alfresa Holdings Corp.	197,200	4,208,280	(32,696)
Amada Holdings Co. Ltd.	807,100	8,701,291	(305,591)
Aozora Bank Ltd.	807,000	2,983,072	(201,533)
Astellas Pharma, Inc.	441,300	6,922,900	(30,209)
Bandai Namco Holdings, Inc.	423,000	10,615,381	2,331,838
Benesse Holdings, Inc.	1,400	44,482	(8,724)
Bridgestone Corp.	117,400	4,322,638	2,822
Chiyoda Corp.	429,000	3,343,559	188,832
Chubu Electric Power Co., Inc.	503,300	7,378,131	(54,877)
Chugoku Bank Ltd. (The)	85,900	1,160,952	(113,129)
Citizen Holdings Co. Ltd.	601,100	3,340,605	(192,441)
Concordia Financial Group Ltd.	732,000	4,118,189	(924,289)
Credit Saison Co. Ltd.	2,500	42,425	(919)
CYBERDYNE, Inc.	151,100	2,898,051	(531,563)
Dai Nippon Printing Co. Ltd.	27,000	285,126	(20,266)
Daicel Corp.	116,700	1,751,914	(277,167)
Dai-ichi Life Insurance Co. Ltd. (The)	131,300	1,786,357	15,015
Daiichi Sankyo Co. Ltd.	62,600	1,470,759	33,419
Don Quijote Holdings Co. Ltd.	900	34,739	(1,723)
East Japan Railway Co.	29,300	2,939,628	(294,891)
Eisai Co. Ltd.	29,361	1,736,530	99,811
Ezaki Glico Co. Ltd.	6,100	378,795	(8,301)
FamilyMart UNY Holdings Co. Ltd	700	54,472	(7,743)
Fuji Electric Co. Ltd.	702,000	3,091,336	134,925
Fuji Heavy Industries Ltd.	330,100	13,406,057	(1,020,872)
FUJIFILM Holdings Corp.	171,000	7,300,366	(966,031)
Fujitsu Ltd.	999,000	5,104,724	271,522
Fukuoka Financial Group, Inc.	1,822,000	8,426,251	(853,395)
GungHo Online Entertainment, Inc.	385,000	1,125,406	(179,385)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Gunma Bank Ltd. (The)	425,100	$2,155,638	$(224,480)
Hachijuni Bank Ltd. (The)	135,500	860,763	(155,058)
Hakuhodo DY Holdings, Inc.	93,600	1,163,591	(66,588)
Hankyu Hanshin Holdings, Inc.	41,400	1,469,936	(42,509)
Haseko Corp.	93,200	1,042,440	(145,974)
Hikari Tsushin, Inc.	17,800	1,410,670	242,249
Hirose Electric Co. Ltd.	22,600	2,914,516	56,984
Hiroshima Bank Ltd. (The)	148,000	630,008	(16,106)
Hisamitsu Pharmaceutical Co., Inc.	40,100	2,183,122	(15,721)
Hitachi Capital Corp.	45,400	828,808	136,483
Hitachi Chemical Co. Ltd.	310,000	6,187,551	935,293
Hitachi High-Technologies Corp.	251,900	7,725,420	2,358,394
Hitachi Metals Ltd.	263,900	3,255,683	(9,131)
Hokuhoku Financial Group, Inc.	117,700	2,120,579	(536,856)
Honda Motor Co. Ltd.	94,000	2,811,706	(98,837)
Hoshizaki Corp.	10,100	853,819	67,865
Hoya Corp.	140,700	6,214,217	(554,160)
Ibiden Co. Ltd.	54,200	815,771	(86,976)
Idemitsu Kosan Co. Ltd.	42,600	909,041	(27,043)
Isetan Mitsukoshi Holdings Ltd.	103,100	1,255,075	(239,917)
ITOCHU Corp.	60,300	792,480	(33,329)
Itochu Techno-Solutions Corp.	8,000	200,216	5,641
Izumi Co. Ltd.	1,100	45,886	1,515
J Front Retailing Co. Ltd.	221,600	3,348,206	(446,587)
Japan Airlines Co. Ltd.	184,000	7,196,067	(1,787,300)
Japan Petroleum Exploration Co. Ltd.	11,100	300,920	(55,125)
JTEKT Corp.	444,000	7,177,138	(508,259)
Kajima Corp.	862,000	5,618,911	413,260
Kaken Pharmaceutical Co. Ltd.	58,000	4,050,740	(486,002)
Kamigumi Co. Ltd.	295,000	2,865,667	(292,097)
Kaneka Corp.	512,000	4,684,300	(630,574)
Kao Corp.	105,600	5,630,460	339,955

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Keisei Electric Railway Co. Ltd.	45,000	$1,327,248	$(202,142)
Kirin Holdings Co. Ltd.	88,300	1,434,520	32,999
Kobayashi Pharmaceutical Co. Ltd.	2,200	111,365	3,555
Koito Manufacturing Co. Ltd.	27,000	1,254,937	59,144
Komatsu Ltd.	54,300	1,223,886	21,714
Konami Holdings Corp.	319,500	10,185,614	2,159,971
Konica Minolta, Inc.	75,700	778,316	(137,264)
Kose Corp.	24,400	2,442,847	55,639
Kurita Water Industries Ltd.	59,400	1,422,160	(10,736)
Kyocera Corp.	77,300	3,792,796	(78,278)
Kyowa Hakko Kirin Co. Ltd.	106,500	1,688,745	(6,550)
Kyushu Financial Group, Inc.	50,900	285,993	60,811
Lion Corp.	14,000	202,030	24,808
Matsumotokiyoshi Holdings Co. Ltd.	9,800	490,777	15,593
Mazda Motor Corp.	205,200	2,816,336	331,794
Medipal Holdings Corp.	238,900	4,423,479	(282,353)
MEIJI Holdings Co. Ltd.	92,300	8,586,650	577,873
Miraca Holdings, Inc.	47,200	2,315,901	37,658
Mitsubishi Chemical Holdings Corp.	678,700	3,968,016	287,028
Mitsubishi Corp.	209,200	3,974,194	794,744
Mitsubishi Electric Corp.	468,000	5,372,895	625,325
Mitsubishi Gas Chemical Co., Inc.	132,000	1,551,128	338,725
Mitsubishi Motors Corp.	1,463,500	7,472,985	(636,571)
Mitsubishi Tanabe Pharma Corp.	377,200	7,246,745	832,287
Mitsubishi UFJ Financial Group, Inc.	824,900	4,295,128	(116,113)
Mitsubishi UFJ Lease & Finance Co. Ltd.	537,100	2,599,299	(134,585)
Mitsui & Co. Ltd.	139,100	1,800,830	126,942
Mitsui Chemicals, Inc.	1,730,000	6,497,007	1,732,172
Mizuho Financial Group, Inc.	1,963,100	3,414,769	(106,085)
MS&AD Insurance Group Holdings, Inc.	293,300	8,596,162	(421,536)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nankai Electric Railway Co. Ltd.	131,000	$775,372	$(145,910)
Nexon Co. Ltd.	408,300	7,083,789	(669,971)
NHK Spring Co. Ltd.	473,400	5,063,478	(474,236)
Nikon Corp.	49,000	701,038	30,740
Nippon Electric Glass Co. Ltd.	78,000	390,761	13,117
Nippon Express Co. Ltd.	1,369,000	6,920,732	(520,686)
Nippon Shokubai Co. Ltd.	77,400	5,218,287	(382,833)
Nippon Telegraph & Telephone Corp.	149,800	7,136,752	(285,501)
Nippon Yusen KK	30,000	62,165	(5,995)
Nisshin Seifun Group, Inc.	258,700	4,438,694	(495,437)
Nitori Holdings Co. Ltd.	19,200	2,092,517	209,040
Nitto Denko Corp.	94,100	6,256,477	(145,077)
NOK Corp.	128,600	2,940,559	(126,605)
Nomura Research Institute Ltd.	1,200	41,436	(19)
NSK Ltd.	233,400	2,451,093	(58,098)
NTN Corp.	504,000	1,930,085	(168,352)
NTT Data Corp.	45,000	2,240,950	6,546
Obayashi Corp.	642,500	6,596,596	(223,780)
Obic Co. Ltd.	8,800	508,168	(39,578)
Oji Holdings Corp.	238,000	952,940	(9,618)
Oracle Corp. Japan	33,500	1,880,104	12,570
ORIX Corp.	148,700	2,334,766	(141,046)
Osaka Gas Co. Ltd.	542,000	2,256,286	16,981
Otsuka Corp.	54,700	3,220,039	(621,972)
Panasonic Corp.	431,600	4,513,757	(197,084)
Pola Orbis Holdings, Inc.	22,400	1,773,607	231,571
Renesas Electronics Corp.	138,800	978,159	(128,286)
Resona Holdings, Inc.	2,121,800	10,229,098	(1,305,653)
Rohm Co. Ltd.	71,100	3,613,193	134,521
Sankyo Co. Ltd.	116,000	4,932,811	(969,748)
Sanrio Co. Ltd.	30,600	601,234	(39,847)
Santen Pharmaceutical Co. Ltd.	191,700	3,456,716	(626,002)
Secom Co. Ltd.	62,200	4,905,112	(260,369)
Sega Sammy Holdings, Inc.	63,400	785,912	118,486
Seiko Epson Corp.	323,400	5,678,371	548,824
Sekisui Chemical Co. Ltd.	140,400	1,937,515	81,745

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Seven & i Holdings Co. Ltd.	95,700	$4,648,085	$(123,839)
Sharp Corp.	207,000	184,602	89,936
Shimadzu Corp.	285,000	4,876,109	(526,567)
Shimamura Co. Ltd.	49,600	6,539,066	(500,694)
Shimizu Corp.	234,000	2,092,177	(801)
Shin-Etsu Chemical Co. Ltd.	48,400	3,251,571	125,435
Shionogi & Co. Ltd.	214,500	11,384,580	(394,989)
Shiseido Co. Ltd.	68,800	1,761,798	60,419
Sojitz Corp.	3,190,400	7,568,553	605,536
Sompo Japan Nipponkoa Holdings, Inc.	126,800	3,918,370	(160,346)
Sony Corp.	136,400	4,260,440	258,573
Square Enix Holdings Co. Ltd.	8,700	281,122	18,881
Start Today Co. Ltd.	4,500	74,507	2,923
Sugi Holdings Co. Ltd.	40,300	2,324,451	(132,014)
Sumitomo Chemical Co. Ltd.	725,590	3,962,875	(738,781)
Sumitomo Corp.	348,900	3,627,088	278,723
Sumitomo Dainippon Pharma Co. Ltd.	42,100	748,524	66,898
Sumitomo Electric Industries Ltd.	357,500	5,247,670	(193,795)
Sumitomo Heavy Industries Ltd.	928,000	4,484,249	100,980
Sumitomo Mitsui Financial Group, Inc.	19,100	659,378	(14,187)
Sumitomo Mitsui Trust Holdings, Inc.	212,500	7,052,397	(109,680)
Sundrug Co. Ltd.	27,100	2,267,547	7,208
Suntory Beverage & Food Ltd.	25,700	1,191,310	(80,083)
Suzuken Co. Ltd.	81,720	3,161,597	(463,160)
Suzuki Motor Corp.	113,600	3,099,886	705,150
Taisei Corp.	630,000	4,494,992	231,436
Takashimaya Co. Ltd.	536,000	4,904,357	(503,283)
TDK Corp.	115,900	7,809,991	(44,792)
Teijin Ltd.	169,000	3,273,468	5,141
Terumo Corp.	34,700	1,417,908	(83,151)
Toho Gas Co. Ltd.	120,000	933,625	190,078
Tokio Marine Holdings, Inc.	98,000	3,672,459	85,839
Tokyo Broadcasting System Holdings, Inc.	26,000	428,038	(20,905)
Tokyo Electric Power Co. Holdings, Inc.	341,900	1,894,594	(413,515)
Tokyo Electron Ltd.	40,200	3,474,082	78,954
Tokyu Corp.	412,000	3,619,381	(476,511)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toppan Printing Co. Ltd.	420,000	$4,094,867	$(303,554)
Tosoh Corp.	939,000	5,042,734	744,895
Toyo Seikan Group Holdings Ltd.	194,900	3,922,835	(477,147)
Toyo Suisan Kaisha Ltd.	98,200	3,919,862	246,096
Toyoda Gosei Co. Ltd.	157,600	3,610,289	53,909
Toyota Boshoku Corp.	314,600	6,560,919	481,257
Toyota Tsusho Corp.	166,200	3,879,530	(17,087)
Trend Micro, Inc.	4,600	192,729	(32,258)
USS Co. Ltd.	230,300	3,933,971	(36,257)
Yamaguchi Financial Group, Inc.	230,000	2,743,334	(291,709)
Yamaha Corp.	140,300	3,851,789	689,911
Yamazaki Baking Co. Ltd.	334,000	8,168,948	43,786
Yokogawa Electric Corp.	45,000	568,500	30,982

			(7,671,281)

Total of Long Equity Positions			(7,671,281)

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(51,849)	(3,294,603)	(236,260)
Acom Co. Ltd.	(839,430)	(4,317,879)	360,360
Advantest Corp.	(72,600)	(723,180)	(260,262)
Aeon Co. Ltd.	(476,300)	(7,327,759)	280,678
AEON Financial Service Co. Ltd.	(351,400)	(8,230,639)	2,079,672
Air Water, Inc.	(32,000)	(554,848)	(49,427)
Aisin Seiki Co. Ltd.	(4,700)	(193,768)	(21,556)
Alps Electric Co. Ltd.	(272,500)	(6,188,708)	(388,836)
ANA Holdings, Inc.	(1,438,000)	(4,021,896)	115,229
Asahi Glass Co. Ltd.	(15,000)	(94,892)	(2,097)
Asahi Group Holdings Ltd.	(19,000)	(605,723)	(86,395)
Asahi Intecc Co. Ltd.	(5,600)	(258,437)	2,155
Asahi Kasei Corp.	(563,000)	(4,141,609)	(345,029)
Asics Corp.	(530,400)	(11,334,834)	648,180
Bank of Kyoto Ltd. (The)	(357,000)	(2,449,925)	(163,256)
Brother Industries Ltd.	(369,900)	(5,027,581)	(1,475,851)
Calbee, Inc.	(309,600)	(12,993,257)	1,263,061
Canon, Inc.	(164,100)	(4,954,856)	190,643
Casio Computer Co. Ltd.	(177,300)	(3,228,242)	745,863

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Central Japan Railway Co.	(19,900)	$(3,797,022)	$390,042
Chiba Bank Ltd. (The)	(442,000)	(2,489,304)	(20,902)
Chugai Pharmaceutical Co. Ltd.	(234,400)	(8,308,437)	(163,763)
Chugoku Electric Power Co., Inc. (The)	(330,800)	(4,451,005)	291,419
Cosmos Pharmaceutical Corp.	(600)	(117,554)	(11,269)
CyberAgent, Inc.	(13,200)	(362,369)	(30,059)
Daido Steel Co. Ltd.	(60,000)	(213,368)	(61,788)
Daikin Industries Ltd.	(1,100)	(102,664)	17
Daiwa Securities Group, Inc.	(297,000)	(1,856,076)	183,874
DeNA Co. Ltd.	(250,900)	(5,011,164)	(4,111,742)
Denso Corp.	(110,800)	(4,912,096)	490,673
Dentsu, Inc.	(13,700)	(698,057)	759
Disco Corp.	(26,600)	(2,688,494)	(461,898)
Electric Power Development Co. Ltd.	(142,800)	(3,989,674)	557,575
FANUC Corp.	(28,800)	(4,684,541)	(180,224)
Fast Retailing Co. Ltd.	(12,300)	(4,057,792)	96,891
Hamamatsu Photonics KK	(208,200)	(6,128,817)	(276,551)
Hino Motors Ltd.	(208,900)	(2,502,920)	270,993
Hitachi Construction Machinery Co. Ltd.	(27,295)	(457,104)	(87,188)
Hitachi Ltd.	(459,000)	(2,451,631)	300,488
Hokuriku Electric Power Co.	(159,900)	(2,064,987)	116,441
IHI Corp.	(1,611,000)	(4,124,975)	(556,926)
Iida Group Holdings Co. Ltd.	(41,200)	(911,326)	82,270
Inpex Corp.	(457,600)	(4,372,437)	211,722
Isuzu Motors Ltd.	(295,100)	(3,656,770)	183,127
Iyo Bank Ltd. (The)	(301,800)	(2,039,786)	212,215
Japan Airport Terminal Co. Ltd.	(54,600)	(2,298,746)	210,930
Japan Display, Inc.	(1,371,400)	(3,054,238)	905,919
Japan Post Bank Co. Ltd.	(168,900)	(2,230,530)	223,523
Japan Post Holdings Co. Ltd.	(22,500)	(296,273)	13,420
Japan Tobacco, Inc.	(74,900)	(2,923,253)	(142,796)
JFE Holdings, Inc.	(528,600)	(7,504,688)	(222,638)
JGC Corp.	(32,500)	(521,422)	(44,356)
JSR Corp.	(3,500)	(54,042)	(969)
JX Holdings, Inc.	(514,800)	(2,168,069)	84,384
Kakaku.com, Inc.	(575,200)	(11,990,205)	1,574,548

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kansai Electric Power Co., Inc. (The)	(116,900)	$(1,023,219)	$(40,266)
Kansai Paint Co. Ltd.	(286,100)	(5,056,176)	(1,215,311)
Kawasaki Heavy Industries Ltd.	(794,000)	(2,397,855)	(62,133)
KDDI Corp.	(171,900)	(5,091,323)	(234,485)
Keikyu Corp.	(447,000)	(4,358,205)	(306,010)
Keio Corp.	(36,000)	(363,725)	48,913
Kewpie Corp.	(65,400)	(1,866,772)	(158,033)
Keyence Corp.	(6,100)	(3,954,311)	(515,096)
Kikkoman Corp.	(168,000)	(6,072,801)	692,295
Kintetsu Group Holdings Co. Ltd.	(756,000)	(3,439,375)	266,466
Kobe Steel Ltd.	(956,200)	(8,468,891)	(203,771)
Kubota Corp.	(384,700)	(5,899,527)	76,894
Kuraray Co. Ltd.	(150,800)	(2,088,277)	(148,842)
Kyushu Electric Power Co., Inc.	(935,800)	(10,997,352)	2,213,711
Lawson, Inc.	(6,200)	(482,475)	(7,307)
LIXIL Group Corp.	(184,500)	(3,986,895)	34,242
M3, Inc.	(356,600)	(8,713,022)	(3,493,563)
Mabuchi Motor Co. Ltd.	(8,100)	(416,916)	(32,559)
Makita Corp.	(64,900)	(4,186,089)	(438,024)
Marubeni Corp.	(332,500)	(1,821,275)	113,190
Marui Group Co. Ltd.	(392,500)	(6,378,602)	1,193,755
Maruichi Steel Tube Ltd.	(22,400)	(745,884)	(28,669)
Minebea Co. Ltd.	(1,062,500)	(9,362,644)	(686,106)
MISUMI Group, Inc.	(309,300)	(4,864,809)	(947,775)
Mitsubishi Heavy Industries Ltd.	(1,164,000)	(4,990,807)	121,670
Mitsubishi Logistics Corp.	(185,000)	(2,729,391)	53,802
Mitsubishi Materials Corp.	(29,100)	(777,426)	(18,528)
Mitsui OSK Lines Ltd.	(549,000)	(1,311,021)	34,378
Mixi, Inc.	(26,300)	(935,786)	(17,086)
MonotaRO Co. Ltd.	(39,300)	(1,007,943)	(51,504)
Murata Manufacturing Co. Ltd.	(50,400)	(6,080,447)	(498,420)
Nabtesco Corp.	(79,900)	(1,982,887)	(280,729)
Nagoya Railroad Co. Ltd.	(365,000)	(1,996,229)	10,030
NGK Insulators Ltd.	(134,700)	(3,100,216)	301,073
NGK Spark Plug Co. Ltd.	(547,100)	(12,270,383)	2,602,942
NH Foods Ltd.	(91,000)	(2,233,300)	34,976
Nidec Corp.	(88,200)	(6,814,186)	(1,338,420)
Nintendo Co. Ltd.	(10,000)	(2,280,082)	(397,445)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Paint Holdings Co. Ltd.	(352,300)	$(8,323,898)	$(3,465,055)
Nippon Steel & Sumitomo Metal Corp.	(289,800)	(5,972,947)	26,136
Nissan Chemical Industries Ltd.	(92,100)	(2,564,577)	(235,365)
Nissan Motor Co. Ltd.	(312,800)	(3,335,817)	267,600
Nissin Foods Holdings Co. Ltd.	(65,200)	(3,667,618)	(295,193)
Nomura Holdings, Inc.	(564,600)	(2,288,617)	(241,660)
Odakyu Electric Railway Co. Ltd.	(207,000)	(4,940,616)	331,319
Olympus Corp.	(40,000)	(1,635,910)	239,056
Omron Corp.	(175,800)	(5,839,105)	(488,802)
Ono Pharmaceutical Co. Ltd.	(126,525)	(4,202,037)	669,402
Oriental Land Co. Ltd.	(43,500)	(3,092,401)	443,347
Otsuka Holdings Co. Ltd.	(4,300)	(196,127)	122
Park24 Co. Ltd.	(11,300)	(349,444)	(18,065)
Pigeon Corp.	(202,400)	(5,351,272)	(779,244)
Rakuten, Inc.	(819,100)	(9,833,908)	(858,054)
Recruit Holdings Co. Ltd.	(75,000)	(2,773,723)	(285,767)
Ricoh Co. Ltd.	(1,159,800)	(12,479,958)	1,984,442
Rinnai Corp.	(37,100)	(3,771,124)	317,342
Ryohin Keikaku Co. Ltd.	(20,500)	(4,694,144)	553,985
Sawai Pharmaceutical Co. Ltd.	(5,500)	(384,367)	(7,598)
Seibu Holdings, Inc.	(502,000)	(9,816,748)	1,529,650
Sekisui House Ltd.	(127,000)	(2,408,996)	245,338
Seven Bank Ltd.	(1,679,600)	(6,395,729)	1,016,154
Shikoku Electric Power Co., Inc.	(522,573)	(7,468,076)	2,300,330
Shimano, Inc.	(46,500)	(7,545,149)	638,799
Shinsei Bank Ltd.	(2,353,000)	(4,152,830)	584,682
Shizuoka Bank Ltd. (The)	(170,000)	(1,353,068)	(8,972)
SMC Corp.	(3,700)	(955,463)	(112,848)
SoftBank Group Corp.	(4,900)	(244,115)	(73,447)
Sohgo Security Services Co. Ltd.	(10,100)	(512,770)	(30,033)
Sony Financial Holdings, Inc.	(819,500)	(11,544,277)	258,353
Sosei Group Corp.	(2,700)	(454,495)	(22,105)
Stanley Electric Co. Ltd.	(47,300)	(1,187,287)	(91,601)
Sumco Corp.	(446,800)	(3,427,787)	(248,580)
Sumitomo Metal Mining Co. Ltd.	(539,000)	(6,517,370)	(927,160)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Rubber Industries Ltd.	(42,100)	$(626,018)	$(10,783)
Suruga Bank Ltd.	(154,300)	(3,432,394)	(266,121)
Sysmex Corp.	(52,200)	(3,687,642)	(185,257)
T&D Holdings, Inc.	(47,600)	(442,513)	(94,467)
Taiheiyo Cement Corp.	(1,145,000)	(3,087,281)	(207,414)
Taisho Pharmaceutical Holdings Co. Ltd.	(11,900)	(1,129,497)	(90,159)
Taiyo Nippon Sanso Corp.	(628,216)	(6,287,147)	(267,556)
Takeda Pharmaceutical Co. Ltd.	(17,800)	(827,142)	(26,005)
Temp Holdings Co. Ltd.	(17,800)	(283,589)	(29,033)
THK Co. Ltd.	(119,000)	(2,379,658)	38,901
Tobu Railway Co. Ltd.	(282,000)	(1,484,774)	48,249
Toho Co. Ltd.	(23,100)	(680,191)	(87,131)
Tohoku Electric Power Co., Inc.	(2,900)	(39,356)	1,537
Tokyo Gas Co. Ltd.	(98,000)	(451,473)	15,469
Toray Industries, Inc.	(538,000)	(5,310,855)	71,005
Toshiba Corp.	(64,000)	(200,348)	(12,990)
TOTO Ltd.	(34,900)	(1,306,536)	(12,931)
Toyota Industries Corp.	(80,200)	(3,756,282)	33,669
Toyota Motor Corp.	(91,572)	(5,961,353)	649,587
Tsuruha Holdings, Inc.	(3,000)	(368,302)	21,500
Unicharm Corp.	(271,400)	(5,898,995)	(1,143,167)
West Japan Railway Co.	(3,500)	(216,800)	(320)
Yahoo Japan Corp.	(2,803,000)	(12,504,620)	1,323,982
Yakult Honsha Co. Ltd.	(161,568)	(8,261,681)	959,335
Yamada Denki Co. Ltd.	(1,344,470)	(7,337,680)	669,001
Yamaha Motor Co. Ltd.	(718,900)	(12,713,439)	(1,810,724)
Yamato Holdings Co. Ltd.	(121,000)	(2,884,763)	64,302
Yaskawa Electric Corp.	(584,900)	(8,227,415)	(520,890)
Yokohama Rubber Co. Ltd. (The)	(182,200)	(2,965,764)	49,238

			1,760,623

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Short Equity Positions	$1,760,623

Total of Long and Short Equity Positions	(5,910,658)

Net Cash and Other Receivables/ (Payables) (b)	(2,860,518)

Swaps, at Value	$(8,771,176)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$1,596,735

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
Gjensidige Forsikring ASA	33,678	$596,063	$33,826
Marine Harvest ASA	56,656	948,324	67,976
Norsk Hydro ASA	222,000	964,501	(4,625)
Orkla ASA	386,896	3,416,153	590,254
Yara International ASA	46,746	1,784,641	(226,923)

			460,508

United Kingdom
Subsea 7 SA	277,377	1,989,819	1,003,321

Total of Long Equity Positions			1,463,829

Short Positions

Common Stocks
Norway
DNB ASA	(50,498)	(650,188)	(13,697)
Schibsted ASA	(136,348)	(4,341,560)	326,303
Schibsted ASA	(4,951)	(156,962)	24,120
Statoil ASA	(276,604)	(4,383,000)	(260,710)
Telenor ASA	(45,496)	(803,003)	20,658
TGS Nopec Geophysical Co. ASA	(37,198)	(556,246)	(115,753)

			(19,079)

Total of Short Equity Positions			(19,079)

Total of Long and Short Equity Positions			1,444,750

Net Cash and Other Receivables/ (Payables) (b)			151,985

Swaps, at Value			$1,596,735

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$34,890,019

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
TE Connectivity Ltd.	38,381	$2,006,175	$464,794

United Kingdom
Liberty Global plc	92,283	2,917,290	236,943

United States
3M Co.	49,749	8,342,881	424,385
Aaron’s, Inc.	52,400	1,228,639	103,369
Abercrombie & Fitch Co.	451,649	11,177,727	(4,001,025)
Accenture plc	3,194	355,373	34,838
Activision Blizzard, Inc.	101,476	3,930,849	564,538
Acxiom Corp.	43,630	995,276	167,463
Adobe Systems, Inc.	121,284	10,596,188	2,567,978
Advanced Micro Devices, Inc.	516,040	2,581,820	984,017
AECOM	24,559	777,824	(47,685)
Aetna, Inc.	201,480	21,521,597	1,739,269
Aflac, Inc.	222,734	14,521,162	1,486,731
AGCO Corp.	118,646	5,642,376	209,245
Agilent Technologies, Inc.	269,017	10,035,348	2,632,662
Agios Pharmaceuticals, Inc.	44,567	2,177,324	176,705
Air Products & Chemicals, Inc.	37,917	5,057,490	642,952
Akamai Technologies, Inc.	32,619	1,692,763	35,718
Albemarle Corp.	11,348	895,001	75,140
Alkermes plc	20,796	680,084	297,952
Alleghany Corp.	14,193	6,750,225	701,384
Alliant Energy Corp.	40,043	1,368,493	165,554
Allied World Assurance Co. Holdings AG	193,329	6,280,729	1,533,629
Allison Transmission Holdings, Inc.	159,271	4,364,044	203,849
Allscripts Healthcare Solutions, Inc.	145,359	1,884,987	29,391
Allstate Corp. (The)	256,994	16,620,304	1,158,541
Alphabet, Inc.	2,522	1,847,252	180,588
Amazon.com, Inc.	9,049	4,413,846	3,162,972
Amdocs Ltd.	314,032	16,647,289	1,519,462
AMERCO	20,727	6,729,282	(8,966)
Ameren Corp.	344,612	16,817,146	130,872
American Eagle Outfitters, Inc.	316,014	4,723,046	920,964

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Electric Power Co., Inc.	410,829	$26,256,834	$122,496
American Financial Group, Inc.	135,642	9,203,379	969,771
American International Group, Inc.	265,717	14,546,926	1,220,721
Ameriprise Financial, Inc.	83,671	8,095,373	252,483
AmerisourceBergen Corp.	77,359	6,556,175	(307,115)
Amgen, Inc.	96,138	14,508,955	1,527,825
Anadarko Petroleum Corp.	78,984	4,641,935	362,491
Analog Devices, Inc.	25,682	1,269,573	385,632
ANSYS, Inc.	596	55,310	(114)
Anthem, Inc.	147,708	18,387,591	121,698
AO Smith Corp.	129,114	8,625,208	4,129,964
Apollo Education Group, Inc.	5,843	50,016	(3,564)
Applied Materials, Inc.	487,905	13,647,157	1,063,179
Aramark	48,621	1,560,164	288,893
Archer-Daniels-Midland Co.	236,541	8,172,875	1,802,059
Arrow Electronics, Inc.	153,162	8,939,968	857,805
Ashland Global Holdings, Inc.	16,919	1,565,682	396,076
Aspen Insurance Holdings Ltd.	146,581	6,396,060	433,149
Associated Banc-Corp.	19,441	372,051	8,798
Assurant, Inc.	147,913	11,477,190	2,167,785
Atmos Energy Corp.	67,189	4,897,987	105,577
Autodesk, Inc.	7,386	520,511	13,718
Automatic Data Processing, Inc.	16,654	1,480,959	(12,077)
Avery Dennison Corp.	136,407	9,577,069	1,034,031
Avnet, Inc.	231,769	9,022,829	493,606
Axis Capital Holdings Ltd.	70,557	3,780,870	52,492
Baker Hughes, Inc.	149,119	6,960,017	566,019
BancorpSouth, Inc.	39,501	943,384	(26,961)
Bank of New York Mellon Corp. (The)	135,044	4,816,741	568,814
Baxter International, Inc.	410,528	17,837,858	1,703,274
Becton Dickinson and Co.	19,971	3,434,701	154,687
Belden, Inc.	24,174	1,614,294	53,470

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bemis Co., Inc.	72,753	$3,536,406	$174,724
Berry Plastics Group, Inc.	69,885	3,034,395	30,063
Best Buy Co., Inc.	215,343	6,296,520	1,925,276
Big Lots, Inc.	170,106	6,622,630	1,499,932
Biogen, Inc.	58,208	16,199,102	2,021,749
Boeing Co. (The)	2,634	313,130	33,873
BOK Financial Corp.	10,574	574,992	154,297
Booz Allen Hamilton Holding Corp.	89,801	2,626,689	211,920
Boston Beer Co., Inc. (The)	4,591	690,404	22,394
Boston Scientific Corp.	545,028	11,543,551	1,428,115
Bristol-Myers Squibb Co.	43,524	2,454,991	(108,177)
Broadridge Financial Solutions, Inc.	106,390	5,862,234	1,349,944
Brocade Communications Systems, Inc.	1,373,726	11,330,194	1,349,297
Bruker Corp.	504,041	12,723,883	(1,307,355)
Brunswick Corp.	214,044	9,044,529	1,396,537
Bunge Ltd.	125,958	7,144,993	315,499
Burlington Stores, Inc.	151,692	11,504,735	785,351
BWX Technologies, Inc.	399,018	12,333,972	2,976,349
CA, Inc.	154,512	4,415,608	695,648
Cable One, Inc.	3,337	1,606,882	341,926
Cabot Corp.	289,262	12,969,911	2,190,310
Cadence Design Systems, Inc.	6,428	155,986	8,120
Campbell Soup Co.	35,956	2,195,669	(228,875)
Capital One Financial Corp.	22,643	1,554,587	71,860
Cardinal Health, Inc.	109,390	8,421,392	78,211
Carlisle Cos., Inc.	89,550	8,129,250	1,055,893
Carnival Corp.	31,873	1,369,583	186,457
Carter’s, Inc.	155,425	13,913,402	(436,500)
Casey’s General Stores, Inc.	14,982	1,802,352	(2,265)
CDK Global, Inc.	24,198	1,301,358	86,639
Celanese Corp.	194,288	12,880,002	51,807
Celgene Corp.	84,299	9,298,014	(486,240)
Centene Corp.	17,289	1,240,965	(83,294)
CenterPoint Energy, Inc.	612,952	13,941,106	297,769
CenturyLink, Inc.	125,403	3,610,730	(170,925)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charles River Laboratories International, Inc.	133,833	$10,007,722	$1,145,921
Charles Schwab Corp. (The)	76,358	2,180,906	229,716
Cheesecake Factory, Inc. (The)	31,127	1,549,733	8,485
Chico’s FAS, Inc.	445,811	4,707,019	598,132
Choice Hotels International, Inc.	2,615	127,045	(9,160)
Churchill Downs, Inc.	60	8,429	352
Cimarex Energy Co.	31,180	3,852,337	337,319
Cinemark Holdings, Inc.	57,185	1,558,863	630,179
Cintas Corp.	79,954	6,867,813	2,135,008
Cisco Systems, Inc.	206,179	4,669,954	1,870,044
Citizens Financial Group, Inc.	459,271	8,978,748	2,369,838
Citrix Systems, Inc.	91,632	5,867,854	1,941,025
CLARCOR, Inc.	23,455	1,506,003	18,572
Clean Harbors, Inc.	56,717	2,705,137	16,144
Clorox Co. (The)	17,583	2,226,766	(25,727)
CME Group, Inc.	26,107	2,610,927	117,777
CNO Financial Group, Inc.	63,488	971,074	(1,613)
Coach, Inc.	95,291	3,559,900	(76,061)
Coca-Cola Co. (The)	13,674	637,072	(58,388)
Cognizant Technology Solutions Corp.	110,776	6,638,601	(1,353,478)
Colgate-Palmolive Co.	10,618	770,283	16,936
Comcast Corp.	80,020	4,826,624	481,903
Comerica, Inc.	110,745	4,884,494	355,959
Commercial Metals Co.	473,393	6,528,624	1,135,609
Computer Sciences Corp.	361,607	11,255,162	7,624,339
ConAgra Foods, Inc.	333,743	13,335,519	2,387,114
ConocoPhillips	157,794	6,513,718	345,587
Consolidated Edison, Inc.	177,291	13,042,055	307,958
Constellation Brands, Inc.	42,061	6,613,191	389,544
Convergys Corp.	100,371	2,628,780	424,506
CoreLogic, Inc.	164,522	5,771,021	681,532
Costco Wholesale Corp.	12,559	1,910,987	4,386
Coty, Inc.	33,551	942,207	(153,759)
CR Bard, Inc.	84,365	15,307,186	3,614,197
Crane Co.	145,943	7,216,116	1,979,753

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Crown Holdings, Inc.	291,140	$13,591,717	$3,029,466
CSX Corp.	298,235	7,121,852	1,974,316
Cummins, Inc.	79,112	8,884,220	1,253,983
Curtiss-Wright Corp.	43,473	3,798,944	161,881
Dana, Inc.	345,835	4,443,979	947,588
Danaher Corp.	21,941	1,690,280	29,675
Darden Restaurants, Inc.	160,777	9,402,239	456,607
Dean Foods Co.	376,527	6,952,020	(776,978)
Deckers Outdoor Corp.	8,286	515,957	(22,525)
Delta Air Lines, Inc.	150,569	5,764,499	161,896
Denbury Resources, Inc.	567,046	2,123,713	(292,154)
Devon Energy Corp.	156,181	4,601,466	2,287,678
Diamond Offshore Drilling, Inc.	306,475	6,577,914	(1,180,889)
Dick’s Sporting Goods, Inc.	82,325	3,471,990	1,197,484
Dillard’s, Inc.	61,322	4,131,292	(267,393)
Discover Financial Services	172,890	8,632,967	1,143,963
Domino’s Pizza, Inc.	14,913	1,991,104	273,435
Dow Chemical Co. (The)	170,693	8,036,279	810,739
DR Horton, Inc.	422,104	11,379,368	1,368,173
Dr. Pepper Snapple Group, Inc.	36,067	3,260,076	33,201
Dril-Quip, Inc.	3,624	222,565	(20,564)
DST Systems, Inc.	104,831	10,726,346	1,635,325
DTE Energy Co.	204,917	18,764,634	429,941
Dun & Bradstreet Corp. (The)	4,771	632,298	19,516
E*TRADE Financial Corp.	583,585	14,986,916	2,007,079
East West Bancorp, Inc.	64,457	2,016,881	349,335
Eastman Chemical Co.	19,532	1,448,142	(126,217)
Eaton Corp. plc	43,944	2,758,606	128,955
eBay, Inc.	547,747	12,977,180	5,043,697
Edgewell Personal Care Co.	39,294	3,105,903	18,756
Edison International	165,469	11,057,370	897,765
Edwards Lifesciences Corp.	110,921	9,036,111	4,336,525
Eli Lilly & Co.	130,027	10,143,901	292,066
Emerson Electric Co.	51,845	2,638,293	187,778
Endo International plc	195,139	3,352,185	579,866

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Endurance Specialty Holdings Ltd.	21,426	$1,377,593	$24,739
Energen Corp.	119,716	5,293,940	1,616,068
Energizer Holdings, Inc.	38,305	1,902,585	11,133
Ensco plc	16,141	169,348	(32,150)
Entergy Corp.	260,805	19,687,891	323,676
EP Energy Corp.	5,620	31,178	(6,562)
Equifax, Inc.	79,499	7,410,897	3,288,079
Estee Lauder Cos., Inc. (The)	16,617	1,495,500	(23,899)
Euronet Worldwide, Inc.	55,543	4,201,644	343,440
Everest Re Group Ltd.	3,378	634,760	6,959
F5 Networks, Inc.	32,825	3,967,898	123,410
Facebook, Inc.	32,284	3,619,371	521,698
Fair Isaac Corp.	28,251	3,079,169	440,623
FirstEnergy Corp.	518,397	17,592,261	(443,688)
Fiserv, Inc.	74,009	7,382,793	(21,117)
Flex Ltd.	1,219,931	12,376,460	4,239,000
Fluor Corp.	18,257	965,202	(28,253)
Foot Locker, Inc.	89,170	5,692,191	346,401
Ford Motor Co.	525,221	6,389,309	(49,892)
Fortinet, Inc.	141,603	4,675,240	554,159
Frank’s International NV	8,165	98,253	7,892
Fulton Financial Corp.	109,847	1,458,230	136,748
Gartner, Inc.	9,822	803,168	65,588
General Dynamics Corp.	55,114	7,282,213	1,269,275
General Mills, Inc.	43,399	2,602,994	169,335
General Motors Co.	513,719	14,743,900	1,576,953
Genpact Ltd.	256,662	6,451,453	(304,398)
Gilead Sciences, Inc.	162,174	13,257,137	(425,931)
GNC Holdings, Inc.	44,401	988,158	(81,489)
GoDaddy, Inc.	98,068	3,072,142	314,146
Goldman Sachs Group, Inc. (The)	40,177	6,376,188	103,157
Goodyear Tire & Rubber Co. (The)	206,774	5,831,116	847,684
GoPro, Inc.	27,382	273,642	183,090
Graham Holdings Co.	10,082	4,733,482	119,690
Graphic Packaging Holding Co.	299,193	3,775,933	409,777
Great Plains Energy, Inc.	301,532	9,136,282	(907,474)
Groupon, Inc.	342,272	926,589	836,112
Guess?, Inc.	161,345	3,046,160	(688,910)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hanover Insurance Group, Inc. (The)	60,766	$4,941,278	$(358,306)
Harman International Industries, Inc.	99,454	8,153,614	245,276
Hartford Financial Services Group, Inc. (The)	64,783	2,591,320	182,688
Hasbro, Inc.	49,900	3,836,899	121,668
Hawaiian Electric Industries, Inc.	22,569	683,893	(10,208)
HCA Holdings, Inc.	35,275	2,500,990	166,858
HD Supply Holdings, Inc.	305,916	8,219,768	1,563,426
Helen of Troy Ltd.	6,103	576,385	(50,490)
Herman Miller, Inc.	181,427	4,901,318	287,494
Hershey Co. (The)	22,601	2,224,701	(64,046)
Hertz Global Holdings, Inc.	125,904	1,748,670	3,307,635
Hewlett Packard Enterprise Co.	27,849	636,171	(2,607)
Hill-Rom Holdings, Inc.	6,652	362,733	49,558
HollyFrontier Corp.	12,692	373,734	(62,780)
Hologic, Inc.	469,258	15,760,649	2,460,640
Home Depot, Inc. (The)	45,427	5,356,288	489,258
Honeywell International, Inc.	8,789	1,013,147	11,563
HP, Inc.	1,337,378	14,799,597	5,969,884
HSN, Inc.	5,887	232,557	1,746
Hubbell, Inc.	41,792	4,148,060	354,610
Huntington Ingalls Industries, Inc.	192,768	25,396,897	4,177,569
Huntsman Corp.	1,043,879	15,677,666	1,306,246
Hyatt Hotels Corp.	16,381	775,460	30,812
IAC/InterActiveCorp.	112,770	4,560,392	2,484,350
IDACORP, Inc.	56,801	4,144,582	301,801
Illinois Tool Works, Inc.	30,920	3,524,376	181,077
Ingersoll-Rand plc	308,086	18,884,493	2,046,870
Ingram Micro, Inc.	4,664	127,747	38,571
Ingredion, Inc.	109,103	11,775,802	2,741,443
Integrated Device Technology, Inc.	388,032	7,160,240	1,803,299
Intercontinental Exchange, Inc.	33,215	8,648,228	298,564
InterDigital, Inc.	3,987	307,888	7,883
International Game Technology plc	472,575	8,023,646	3,497,732

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Paper Co.	220,431	$9,081,315	$1,494,964
Interpublic Group of Cos., Inc. (The)	262,694	5,386,353	484,858
Intersil Corp.	134,245	1,858,598	1,085,395
Intrexon Corp.	153,753	4,398,488	(90,329)
Intuit, Inc.	78,299	8,589,572	24,101
Intuitive Surgical, Inc.	789	542,430	29,461
Invesco Ltd.	266,649	7,227,372	1,110,743
Ionis Pharmaceuticals, Inc.	92,102	2,134,473	1,240,144
ITT, Inc.	160,310	5,104,270	641,240
Jabil Circuit, Inc.	580,703	11,157,852	1,513,088
Jack Henry & Associates, Inc.	42,355	3,326,013	297,457
Jack in the Box, Inc.	126,418	9,451,978	2,676,565
Jacobs Engineering Group, Inc.	62,182	3,259,570	(43,517)
Jazz Pharmaceuticals plc	41,377	5,807,714	(781,236)
JetBlue Airways Corp.	363,451	6,385,306	(119,410)
JM Smucker Co. (The)	56,942	8,555,875	(837,956)
John Wiley & Sons, Inc.	108,125	4,740,472	839,859
Johnson & Johnson	75,463	8,897,754	16,690
Juniper Networks, Inc.	269,012	5,938,579	533,850
Juno Therapeutics, Inc.	35,334	1,054,162	6,212
KAR Auction Services, Inc.	9,851	422,094	3,075
Kate Spade & Co.	395,446	7,657,152	(883,162)
KB Home	522,096	7,091,932	1,324,256
KBR, Inc.	341,892	4,249,315	923,511
Kennametal, Inc.	226,401	5,545,058	1,025,099
Kimberly-Clark Corp.	127,169	16,562,643	(521,546)
L-3 Communications Holdings, Inc.	156,141	21,048,997	2,486,136
Laboratory Corp. of America Holdings	47,434	6,390,147	131,080
Lancaster Colony Corp.	16,640	1,832,695	365,283
Lear Corp.	216,586	23,084,873	3,169,681
Legg Mason, Inc.	23,100	783,888	(10,500)
Leggett & Platt, Inc.	188,179	8,086,264	490,935
Leidos Holdings, Inc.	147,964	6,246,774	157,108
Lennox International, Inc.	15,127	2,041,047	334,346

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Level 3 Communications, Inc.	59,225	$2,922,563	$(175,708)
Lexmark International, Inc.	91,363	3,350,337	300,528
Liberty Broadband Corp.	766	54,796	(42)
Liberty Interactive Corp. QVC Group	19,494	442,124	(52,049)
Lincoln Electric Holdings, Inc.	33,517	1,886,521	212,313
Lincoln National Corp.	249,277	10,513,440	1,197,593
LivaNova plc	17,561	886,283	169,308
Live Nation Entertainment, Inc.	35,059	678,742	284,679
Lowe’s Cos., Inc.	113,766	7,298,089	916,954
LyondellBasell Industries NV	26,953	2,044,551	129,478
M&T Bank Corp.	12,050	1,376,156	22,849
Macy’s, Inc.	21,605	658,224	142,241
Madison Square Garden Co. (The)	14,745	2,463,313	34,637
Mallinckrodt plc	55,700	4,172,078	(285,332)
Manhattan Associates, Inc.	42,178	2,296,708	133,588
ManpowerGroup, Inc.	46,672	3,421,524	(49,006)
Marathon Petroleum Corp.	145,321	4,622,397	1,276,183
Marriott International, Inc.	81,035	5,433,733	22,354
Marvell Technology Group Ltd.	835,808	7,271,530	3,819,643
Masco Corp.	537,505	15,036,811	3,404,985
Maxim Integrated Products, Inc.	317,971	10,064,610	2,631,972
McKesson Corp.	93,536	15,348,257	248,871
Medtronic plc	15,250	1,319,402	(1,802)
Merck & Co., Inc.	238,564	13,528,759	1,360,020
Meredith Corp.	1,933	96,699	3,798
MetLife, Inc.	79,287	3,504,422	18,299
MGM Resorts International	358,071	7,926,070	1,394,518
Michael Kors Holdings Ltd.	81,664	4,149,394	(328,335)
Michaels Cos., Inc. (The)	97,787	2,596,075	(232,563)
Microsoft Corp.	248,955	12,835,713	1,504,095
Minerals Technologies, Inc.	96,041	4,529,536	2,259,602

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mohawk Industries, Inc.	42,175	$6,875,532	$1,573,807
Molson Coors Brewing Co.	125,342	11,887,367	1,875,184
Mondelez International, Inc.	47,576	1,762,691	325,896
Morgan Stanley	251,988	7,269,015	809,720
Morningstar, Inc.	10,937	908,381	(41,405)
Motorola Solutions, Inc.	12,879	871,276	111,134
MSC Industrial Direct Co., Inc.	33,162	2,399,953	34,469
MSCI, Inc.	79,493	5,786,866	885,777
MSG Networks, Inc.	86,965	1,481,682	136,736
Murphy USA, Inc.	146,589	9,475,045	985,546
Mylan NV	57,935	2,481,769	(273,287)
Nabors Industries Ltd.	534,282	3,932,848	2,564,021
Nasdaq, Inc.	235,336	14,937,608	956,985
NCR Corp.	171,150	3,491,458	2,017,861
Neurocrine Biosciences, Inc.	68,808	3,428,040	56,397
New York Times Co. (The)	130,153	1,638,857	(83,528)
Newfield Exploration Co.	191,312	6,567,316	1,747,104
Newmont Mining Corp.	92,531	3,914,595	(279,052)
News Corp.	877,196	10,101,001	2,162,199
NIKE, Inc.	99,397	5,527,317	(294,065)
NiSource, Inc.	795,083	18,090,410	1,079,041
Norfolk Southern Corp.	92,651	8,103,941	888,766
Northern Trust Corp.	28,698	1,955,114	(3,937)
Northrop Grumman Corp.	98,833	19,076,170	2,069,150
NorthStar Asset Management Group, Inc.	192,928	1,975,043	519,516
NOW, Inc.	295,613	5,448,018	886,968
Nu Skin Enterprises, Inc.	102,153	4,401,784	2,215,687
Nuance Communications, Inc.	597,164	10,533,993	(1,875,115)
Nucor Corp.	63,016	3,126,417	(10,276)
NVR, Inc.	5,596	9,052,853	123,860
Oceaneering International, Inc.	81,435	2,345,458	(105,181)
Office Depot, Inc.	1,225,183	4,219,651	154,252
Old Republic International Corp.	450,805	8,241,813	(298,629)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Omnicom Group, Inc.	53,337	$4,038,778	$494,867
ON Semiconductor Corp.	566,639	4,182,770	2,798,222
ONE Gas, Inc.	32,013	1,980,698	(1,014)
Orbital ATK, Inc.	141,171	11,816,878	(1,055,412)
Oshkosh Corp.	39,610	2,224,172	(6,012)
Owens Corning	283,380	12,294,889	2,834,769
Packaging Corp. of America	82,015	5,645,615	1,018,924
Parker-Hannifin Corp.	99,427	11,326,828	1,154,244
Patterson-UTI Energy, Inc.	151,881	2,814,025	583,553
PBF Energy, Inc.	18,992	459,373	(29,394)
PepsiCo, Inc.	127,100	12,529,454	1,295,213
PerkinElmer, Inc.	39,607	2,046,266	176,083
Pfizer, Inc.	236,270	8,254,232	(251,767)
PG&E Corp.	493,472	28,652,686	1,532,996
Pinnacle West Capital Corp.	182,478	12,678,783	1,187,720
Pitney Bowes, Inc.	72,341	1,326,424	(12,712)
Plantronics, Inc.	27,778	1,085,658	357,687
PNC Financial Services Group, Inc. (The)	116,004	9,632,599	818,201
PNM Resources, Inc.	194,025	6,311,712	36,786
PolyOne Corp.	36,252	1,242,426	(16,746)
Popular, Inc.	124,917	4,337,940	436,388
Post Holdings, Inc.	16,365	1,374,407	(111,520)
PPG Industries, Inc.	28,677	2,776,326	187,728
ProAssurance Corp.	31,573	1,520,580	136,371
Procter & Gamble Co. (The)	179,629	14,920,568	1,201,135
Progressive Corp. (The)	326,339	10,686,434	(406,755)
Prudential Financial, Inc.	136,790	9,539,663	1,629,240
Public Service Enterprise Group, Inc.	265,485	11,330,398	(214,541)
PVH Corp.	93,054	7,621,420	2,661,047
QEP Resources, Inc.	244,474	3,649,601	1,124,976
Quanta Services, Inc.	345,846	8,106,625	1,573,605
Quintiles IMS Holdings, Inc.	51,915	3,290,718	917,512
Rackspace Hosting, Inc.	32,151	860,678	158,187
Ralph Lauren Corp.	13,698	1,266,417	118,999
Raymond James Financial, Inc.	176,901	8,548,336	1,749,071

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Raytheon Co.	158,330	$21,133,878	$419,585
Red Hat, Inc.	35,354	2,265,285	592,379
Regal Beloit Corp.	89,945	5,221,162	129,666
Regions Financial Corp.	659,104	5,736,825	768,531
Reinsurance Group of America, Inc.	102,849	9,327,671	1,773,850
Reliance Steel & Aluminum Co.	128,364	7,667,200	1,578,859
Republic Services, Inc.	267,060	12,095,026	1,378,151
Rice Energy, Inc.	10,286	259,322	9,245
Rockwell Automation, Inc.	4,521	515,065	38,034
Ross Stores, Inc.	125,955	7,096,950	1,001,957
Rowan Cos. plc	89,751	1,245,048	115,577
RPM International, Inc.	32,678	1,715,108	40,354
RR Donnelley & Sons Co.	350,793	5,800,074	(285,608)
S&P Global, Inc.	45,193	4,280,617	1,439,009
SCANA Corp.	192,228	13,667,437	244,103
Science Applications International Corp.	31,788	2,035,504	169,629
Seagate Technology plc	5,231	185,645	16,010
Sealed Air Corp.	111,582	5,106,797	5,890
SEI Investments Co.	76,113	2,633,510	838,004
Service Corp. International	40,527	896,863	178,724
ServiceMaster Global Holdings, Inc.	24,354	915,423	(95,180)
Sherwin-Williams Co. (The)	29,046	7,886,516	149,350
Signature Bank	80,549	10,181,005	(639,975)
Skechers U.S.A., Inc.	192,257	5,062,920	(660,235)
Snap-on, Inc.	10,302	1,431,354	134,137
Sonoco Products Co.	31,128	1,569,706	74,786
Southwest Airlines Co.	223,944	8,568,608	140,574
Spirit AeroSystems Holdings, Inc.	284,441	12,842,291	(173,288)
SPX Corp.	200,571	2,295,631	1,743,868
SPX FLOW, Inc.	7,690	223,627	14,148
Stanley Black & Decker, Inc.	134,154	13,334,042	3,164,217
Staples, Inc.	676,799	5,781,442	5,189
Steel Dynamics, Inc.	556,834	10,580,069	3,335,213
SunTrust Banks, Inc.	299,364	11,263,627	1,848,516

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Superior Energy Services, Inc.	251,168	$2,777,446	$1,718,461
SUPERVALU, Inc.	1,210,678	5,189,866	851,417
Symantec Corp.	304,826	6,707,974	943,158
Synaptics, Inc.	148,267	9,312,579	(627,099)
Synchrony Financial	379,245	10,326,609	292,251
SYNNEX Corp.	69,659	6,669,625	1,279,164
Synopsys, Inc.	93,584	4,309,664	1,244,547
Synovus Financial Corp.	278,724	8,492,300	574,592
Sysco Corp.	80,360	3,876,873	61,571
Talen Energy Corp.	13,652	187,569	1,511
TCF Financial Corp.	304,096	3,768,302	644,131
Tech Data Corp.	156,524	10,454,555	2,804,593
Teekay Corp.	145,074	1,307,252	(188,732)
TEGNA, Inc.	87,566	1,835,782	78,411
Teleflex, Inc.	46,139	6,992,302	761,357
Teradata Corp.	145,490	4,357,423	152,767
Teradyne, Inc.	470,784	8,743,827	1,415,692
Tesla Motors, Inc.	804	180,966	(16,926)
Tesoro Corp.	193,971	15,006,957	425,376
Textron, Inc.	323,233	11,496,283	1,352,229
Thermo Fisher Scientific, Inc.	19,010	2,979,369	44,362
Thor Industries, Inc.	72,235	5,163,642	954,662
Time Warner, Inc.	78,649	5,779,043	482,204
Timken Co. (The)	201,732	6,057,454	1,031,408
TJX Cos., Inc. (The)	109,447	8,015,866	168,581
Toll Brothers, Inc.	62,112	1,859,463	(4,799)
TopBuild Corp.	65,498	2,070,579	103,955
Torchmark Corp.	88,307	5,071,459	570,475
Toro Co. (The)	181,734	7,963,416	549,005
Total System Services, Inc.	152,202	6,454,885	721,440
TransUnion	71,287	2,382,782	76,619
Travelers Cos., Inc. (The)	48,243	5,109,899	416,337
TRI Pointe Group, Inc.	106,590	1,411,775	(6,918)
Trimble Navigation Ltd.	20,673	565,008	25,413
Tyson Foods, Inc.	298,363	19,655,379	2,623,386
U.S. Bancorp	14,900	622,405	16,656
UGI Corp.	200,934	7,907,829	1,182,425
Ulta Salon Cosmetics & Fragrance, Inc.	3,014	714,577	2,694
Umpqua Holdings Corp.	14,663	221,055	(377)
United Continental Holdings, Inc.	289,050	13,355,199	1,811,254

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Parcel Service, Inc.	15,020	$1,576,428	$66,159
United Rentals, Inc.	62,090	4,931,264	(57,819)
United States Steel Corp.	182,408	3,362,684	77,531
United Therapeutics Corp.	37,030	4,437,135	(64,632)
UnitedHealth Group, Inc.	56,603	6,530,728	1,393,692
Universal Health Services, Inc.	97,379	10,433,006	1,566,034
Unum Group	300,584	8,712,179	1,901,442
Urban Outfitters, Inc.	221,520	6,496,966	1,149,905
Vail Resorts, Inc.	13,559	2,000,271	126,865
Valero Energy Corp.	51,772	2,838,253	(94,337)
Validus Holdings Ltd.	132,298	5,861,129	729,958
Valmont Industries, Inc.	22,384	2,588,979	423,236
Vantiv, Inc.	95,522	5,134,180	240,843
VCA, Inc.	75,758	3,741,012	1,560,533
Vectren Corp.	90,204	4,312,232	216,008
VeriSign, Inc.	4,483	386,663	(35,913)
Verizon Communications, Inc.	101,327	5,084,962	182,016
Viavi Solutions, Inc.	484,376	3,223,770	355,768
Vishay Intertechnology, Inc.	37,274	497,780	27,411
Visteon Corp.	191,364	12,361,889	1,351,255
Voya Financial, Inc.	154,984	4,205,907	260,732
VWR Corp.	51,776	1,469,737	(1,370)
WABCO Holdings, Inc.	4,411	478,579	22,202
Waddell & Reed Financial, Inc.	278,718	5,365,923	(304,404)
Walgreens Boots Alliance, Inc.	39,073	2,988,778	161,287
Wal-Mart Stores, Inc.	131,891	9,021,622	490,357
Waste Management, Inc.	286,964	15,574,890	2,721,935
Watsco, Inc.	46,602	6,056,476	509,746
WellCare Health Plans, Inc.	191,115	19,525,677	2,851,978
Wells Fargo & Co.	359,437	16,692,539	(776,669)
Werner Enterprises, Inc.	28,682	779,945	(112,515)
West Pharmaceutical Services, Inc.	48,197	3,561,285	29,391
Western Refining, Inc.	35,581	795,701	145,772
Westlake Chemical Corp.	96,228	4,462,824	685,374

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whirlpool Corp.	80,470	$11,714,383	$1,334,632
White Mountains Insurance Group Ltd.	3,710	2,847,610	231,690
World Fuel Services Corp.	57,629	2,639,960	25,957
Worthington Industries, Inc.	155,689	4,996,858	2,480,884
WR Grace & Co.	41,580	3,149,023	(80,419)
Wyndham Worldwide Corp.	19,802	1,394,187	(60,918)
Xerox Corp.	1,164,330	10,712,747	1,081,916
Xilinx, Inc.	62,922	2,993,690	425,492
Xylem, Inc.	152,972	6,024,091	1,999,290
Yum! Brands, Inc.	146,624	9,746,097	3,568,828
Zynga, Inc.	2,980,706	6,571,776	2,102,079

			321,934,402

Total of Long Equity Positions			322,636,139

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(32,900)	(2,405,174)	(52,456)

Ireland
XL Group Ltd.	(244,978)	(8,284,647)	46,037

Norway
Golar LNG Ltd.	(48,696)	(841,425)	(190,931)

Panama
Copa Holdings SA	(47,775)	(2,704,624)	(1,496,232)

Singapore
Broadcom Ltd.	(38,002)	(6,084,137)	(471,968)

Sweden
Autoliv, Inc.	(5,817)	(652,925)	31,669

United Kingdom
Delphi Automotive plc	(56,539)	(3,964,715)	(67,647)
Noble Corp. plc	(885,648)	(6,058,699)	443,691
Pentair plc	(209,309)	(9,759,580)	(3,686,430)

			(3,310,386)

United States
3D Systems Corp.	(161,231)	(2,283,610)	(610,486)
Abbott Laboratories	(352,064)	(15,501,361)	612,575
AbbVie, Inc.	(31,381)	(2,082,556)	103,356
ABIOMED, Inc.	(9,278)	(1,039,149)	(153,816)
Acadia Healthcare Co., Inc.	(486,572)	(26,439,490)	2,329,847
ACI Worldwide, Inc.	(252,166)	(4,547,920)	(339,057)
Acuity Brands, Inc.	(14,974)	(3,735,995)	(226,126)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Advance Auto Parts, Inc.	(25,633)	$(3,858,617)	$36,224
AES Corp.	(84,702)	(1,057,408)	(31,013)
Air Lease Corp.	(263,193)	(7,108,045)	(414,011)
Akorn, Inc.	(308,217)	(7,626,317)	(775,678)
Alaska Air Group, Inc.	(33,570)	(2,197,610)	(13,310)
Alcoa, Inc.	(956,573)	(8,363,808)	(1,335,843)
Alexion Pharmaceuticals, Inc.	(22,967)	(3,120,280)	305,904
Align Technology, Inc.	(55,537)	(3,382,775)	(1,823,819)
Allegheny Technologies, Inc.	(177,886)	(3,030,053)	(184,347)
Allegion plc	(37,513)	(2,476,885)	(108,136)
Allergan plc	(20,633)	(4,872,213)	120,227
Alliance Data Systems Corp.	(67,128)	(13,516,476)	(884,494)
Ally Financial, Inc.	(322,405)	(5,337,891)	(939,335)
Alnylam Pharmaceuticals, Inc.	(100,999)	(6,527,881)	(317,831)
AMC Networks, Inc.	(21,132)	(1,329,041)	233,135
American Airlines Group, Inc.	(92,606)	(3,152,641)	(237,664)
American Express Co.	(155,131)	(8,935,726)	(998,863)
AMETEK, Inc.	(202,794)	(9,369,979)	(319,519)
Amphenol Corp.	(256,798)	(12,876,519)	(3,794,808)
AmTrust Financial Services, Inc.	(327,047)	(8,421,954)	(352,717)
Antero Resources Corp.	(27,997)	(764,773)	10,254
Aon plc	(49,244)	(4,573,783)	(965,675)
Apache Corp.	(22,372)	(1,342,573)	(86,327)
Apple, Inc.	(40,714)	(4,352,166)	(250,552)
AptarGroup, Inc.	(14,961)	(1,165,261)	7,130
Arch Capital Group Ltd.	(55,671)	(3,890,640)	(521,843)
Arista Networks, Inc.	(44,462)	(2,493,383)	(1,289,444)
Armstrong World Industries, Inc.	(9,357)	(394,992)	8,361
ARRIS International plc	(173,196)	(4,046,216)	(860,427)
Arthur J Gallagher & Co.	(89,284)	(4,362,414)	(179,463)
Artisan Partners Asset Management, Inc.	(70,711)	(2,044,271)	120,932
Ascena Retail Group, Inc.	(335,389)	(2,463,459)	588,634
Assured Guaranty Ltd.	(118,279)	(2,815,211)	(467,031)
AT&T, Inc.	(121,778)	(4,647,093)	(298,312)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
athenahealth, Inc.	(55,273)	$(6,783,211)	$(187,820)
AutoNation, Inc.	(154,454)	(7,631,855)	108,401
AutoZone, Inc.	(3,451)	(2,407,349)	(244,193)
Avangrid, Inc.	(61,239)	(2,619,071)	60,506
Avis Budget Group, Inc.	(263,144)	(7,214,260)	(1,787,896)
Avon Products, Inc.	(606,807)	(2,323,004)	(1,111,524)
Axalta Coating Systems Ltd.	(56,709)	(1,569,967)	(33,197)
B/E Aerospace, Inc.	(417,141)	(17,903,196)	(3,646,308)
Ball Corp.	(307,418)	(22,621,751)	(2,571,154)
Bank of America Corp.	(38,386)	(602,203)	1,463
Bank of Hawaii Corp.	(28,031)	(1,831,621)	(203,990)
Bank of the Ozarks, Inc.	(288,531)	(11,180,192)	100,602
BankUnited, Inc.	(145,150)	(4,577,152)	193,622
BB&T Corp.	(173,008)	(5,723,195)	(802,667)
Bed Bath & Beyond, Inc.	(69,117)	(2,966,709)	(12,925)
BioMarin Pharmaceutical, Inc.	(24,449)	(2,158,101)	(103,920)
Bio-Rad Laboratories, Inc.	(1,997)	(319,049)	(8,080)
Bio-Techne Corp.	(105,708)	(9,308,211)	(2,266,815)
Black Hills Corp.	(123,978)	(6,689,961)	(899,973)
Black Knight Financial Services, Inc.	(20,736)	(602,417)	(245,685)
BlackRock, Inc.	(20,614)	(7,018,173)	(453,578)
BorgWarner, Inc.	(344,038)	(10,247,830)	(1,855,427)
Brinker International, Inc.	(38,404)	(2,086,966)	150,252
Brookdale Senior Living, Inc.	(201,663)	(3,486,602)	(32,418)
Brown & Brown, Inc.	(105,888)	(3,630,696)	(362,340)
Brown-Forman Corp.	(353,855)	(17,012,496)	225,615
Buffalo Wild Wings, Inc.	(23,072)	(3,230,080)	(17,073)
Cabela’s, Inc.	(235,725)	(9,509,147)	(3,439,228)
Cabot Oil & Gas Corp.	(109,461)	(2,502,412)	(321,682)
CalAtlantic Group, Inc.	(420,683)	(13,113,643)	(953,996)
Calpine Corp.	(60,621)	(833,411)	67,162
CarMax, Inc.	(249,602)	(10,697,942)	(2,618,325)
Carpenter Technology Corp.	(88,438)	(2,403,467)	(1,245,485)
Catalent, Inc.	(164,706)	(4,162,967)	(93,036)
Caterpillar, Inc.	(131,515)	(10,372,729)	(1,301,857)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cathay General Bancorp	(102,959)	$(2,984,566)	$(184,512)
CBOE Holdings, Inc.	(20,233)	(1,274,856)	(37,254)
CBS Corp.	(16,856)	(900,121)	(22,577)
CDW Corp.	(14,851)	(668,781)	(10,355)
CEB, Inc.	(32,697)	(2,001,228)	220,223
Cerner Corp.	(36,053)	(1,964,891)	(261,382)
CF Industries Holdings, Inc.	(732,362)	(20,037,773)	2,204,758
CH Robinson Worldwide, Inc.	(56,648)	(3,885,787)	(105,632)
Cheniere Energy, Inc.	(297,355)	(8,752,612)	(4,212,066)
Chesapeake Energy Corp.	(897,766)	(4,223,942)	(1,405,051)
Chevron Corp.	(91,561)	(8,282,764)	(1,140,694)
Chicago Bridge & Iron Co. NV	(273,842)	(9,730,379)	2,054,588
Chipotle Mexican Grill, Inc.	(47,588)	(20,820,010)	666,492
Chubb Ltd.	(67,858)	(7,658,869)	(867,488)
Church & Dwight Co., Inc.	(16,797)	(743,183)	(61,729)
Ciena Corp.	(49,347)	(1,007,136)	(68,629)
Cincinnati Financial Corp.	(136,268)	(8,769,071)	(1,508,261)
CIT Group, Inc.	(303,075)	(8,219,403)	(2,782,220)
CMS Energy Corp.	(209,882)	(8,650,085)	(167,058)
Cognex Corp.	(164,406)	(6,527,372)	(2,163,130)
Colfax Corp.	(158,057)	(4,094,375)	(873,356)
Commerce Bancshares, Inc.	(2,498)	(102,843)	(20,209)
CommScope Holding Co., Inc.	(99,847)	(2,691,974)	(314,419)
Community Health Systems, Inc.	(212,826)	(2,621,034)	165,022
CommVault Systems, Inc.	(18,236)	(658,487)	(310,391)
Compass Minerals International, Inc.	(231,132)	(16,704,115)	(330,313)
comScore, Inc.	(1,817)	(57,062)	1,353
Concho Resources, Inc.	(108,899)	(11,645,371)	(3,311,907)
CONSOL Energy, Inc.	(85,597)	(644,545)	(998,917)
Cooper Cos., Inc. (The)	(13,215)	(1,734,852)	(634,069)
Copart, Inc.	(229,104)	(9,900,845)	(2,369,965)
Core Laboratories NV	(62,207)	(6,349,504)	(638,209)
Corning, Inc.	(215,343)	(4,372,465)	(720,397)
CoStar Group, Inc.	(19,119)	(3,007,573)	(1,132,264)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Covanta Holding Corp.	(525,215)	$(7,497,701)	$(585,358)
Cracker Barrel Old Country Store, Inc.	(3,400)	(472,248)	22,700
Cree, Inc.	(62,628)	(1,662,868)	52,076
Cullen/Frost Bankers, Inc.	(265,225)	(13,698,099)	(5,382,188)
CVS Health Corp.	(77,869)	(7,539,097)	609,535
Cypress Semiconductor Corp.	(601,828)	(4,229,931)	(3,088,297)
DaVita, Inc.	(90,468)	(5,707,737)	(269,484)
Deere & Co.	(148,000)	(11,664,011)	(967,789)
Deluxe Corp.	(33,517)	(2,056,884)	(182,722)
DENTSPLY SIRONA, Inc.	(155,109)	(9,723,184)	505,056
DeVry Education Group, Inc.	(56,593)	(1,100,281)	(204,753)
DexCom, Inc.	(242,321)	(18,925,377)	(2,316,482)
Diebold, Inc.	(303,207)	(7,948,615)	432,113
Discovery Communications, Inc.	(574,994)	(14,436,042)	(1,042,797)
DISH Network Corp.	(116,217)	(6,032,024)	(334,343)
Dolby Laboratories, Inc.	(109,182)	(4,174,778)	(1,752,712)
Dollar General Corp.	(35,693)	(2,751,105)	252,952
Dollar Tree, Inc.	(117,915)	(8,984,463)	(322,568)
Dominion Resources, Inc.	(454,932)	(33,227,670)	(560,130)
Donaldson Co., Inc.	(256,640)	(7,783,036)	(1,797,335)
Dover Corp.	(14,778)	(1,031,934)	(56,318)
Duke Energy Corp.	(110,890)	(8,784,128)	(91,507)
Dunkin’ Brands Group, Inc.	(379,582)	(15,642,721)	(4,125,910)
Eaton Vance Corp.	(87,335)	(2,487,327)	(923,105)
Ecolab, Inc.	(94,470)	(10,203,576)	(1,295,312)
Electronic Arts, Inc.	(75,012)	(5,918,210)	(487,815)
Envision Healthcare Holdings, Inc.	(446,235)	(9,066,290)	(871,364)
EOG Resources, Inc.	(17,825)	(1,620,243)	(103,613)
EQT Corp.	(33,772)	(2,450,217)	(2,305)
Esterline Technologies Corp.	(1,122)	(71,073)	(14,244)
Eversource Energy	(77,323)	(4,347,545)	158,184
Exelon Corp.	(254,911)	(8,476,340)	(9,647)
Expedia, Inc.	(80,126)	(8,830,217)	(522,089)
Expeditors International of Washington, Inc.	(104,001)	(5,066,590)	(291,541)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Express Scripts Holding Co.	(47,769)	$(3,429,292)	$60,144
Exxon Mobil Corp.	(84,396)	(6,977,717)	(388,366)
FactSet Research Systems, Inc.	(38,325)	(5,891,125)	(321,357)
Fastenal Co.	(179,634)	(7,675,393)	170,285
Federated Investors, Inc.	(253,855)	(6,464,707)	(1,057,017)
FedEx Corp.	(3,177)	(526,279)	(28,680)
Fidelity National Information Services, Inc.	(38,413)	(2,633,640)	(325,313)
Fifth Third Bancorp	(217,548)	(4,213,109)	(237,923)
FireEye, Inc.	(384,765)	(6,184,723)	517,135
First American Financial Corp.	(20,861)	(709,495)	(109,925)
First Data Corp.	(764,514)	(9,889,951)	(171,053)
First Horizon National Corp.	(661,227)	(8,204,656)	(1,865,831)
First Republic Bank	(81,299)	(4,844,517)	(1,424,449)
First Solar, Inc.	(73,019)	(2,542,804)	(340,716)
Fitbit, Inc.	(106,143)	(1,501,388)	(73,774)
FleetCor Technologies, Inc.	(11,442)	(1,302,901)	(684,918)
FLIR Systems, Inc.	(72,207)	(2,087,039)	(181,704)
Flowers Foods, Inc.	(816,135)	(14,410,629)	2,070,668
Flowserve Corp.	(136,607)	(5,576,313)	(1,013,609)
FMC Corp.	(225,498)	(7,814,706)	(3,085,868)
FNB Corp.	(90,823)	(1,103,299)	(13,824)
FNF Group	(166,613)	(5,511,754)	(637,932)
Fortune Brands Home & Security, Inc.	(24,089)	(1,367,937)	(31,634)
Fossil Group, Inc.	(141,124)	(4,455,193)	536,179
Franklin Resources, Inc.	(133,584)	(4,286,711)	(464,872)
Freeport-McMoRan, Inc.	(152,492)	(1,411,885)	(244,178)
Frontier Communications Corp.	(1,815,769)	(8,327,771)	774,172
FTI Consulting, Inc.	(26,374)	(927,310)	(247,916)
GameStop Corp.	(199,444)	(5,682,618)	179,958
Gap, Inc. (The)	(101,173)	(2,354,296)	104,208
Garmin Ltd.	(194,856)	(7,253,428)	(2,121,095)
GATX Corp.	(96,777)	(4,178,543)	(132,872)
GCP Applied Technologies, Inc.	(1,891)	(53,036)	(517)
General Electric Co.	(138,776)	(4,014,456)	(96,089)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Genesee & Wyoming, Inc.	(184,923)	$(10,750,765)	$(1,999,676)
Gentex Corp.	(523,591)	(7,270,555)	(1,923,703)
Genworth Financial, Inc.	(1,001,840)	(2,101,068)	(2,868,059)
Global Payments, Inc.	(14,086)	(915,301)	(165,940)
Graco, Inc.	(88,285)	(6,470,342)	(62,748)
Granite Construction, Inc.	(25,731)	(1,196,684)	(83,176)
Greif, Inc.	(12,110)	(323,207)	(277,328)
Guidewire Software, Inc.	(30,617)	(1,894,919)	58,511
H&R Block, Inc.	(256,072)	(6,118,080)	190,013
Hain Celestial Group, Inc. (The)	(175,425)	(6,093,733)	(147,889)
Halliburton Co.	(101,807)	(4,262,230)	(306,869)
Halyard Health, Inc.	(122,450)	(3,213,985)	(1,030,132)
Hancock Holding Co.	(244,882)	(5,807,926)	(2,133,597)
Hanesbrands, Inc.	(531,316)	(13,753,075)	337,346
Harley-Davidson, Inc.	(122,408)	(5,402,762)	(1,034,674)
Harris Corp.	(107,635)	(8,339,559)	(1,520,884)
HEICO Corp.	(20,271)	(1,411,648)	8,895
Helmerich & Payne, Inc.	(155,958)	(9,475,121)	(1,020,852)
Henry Schein, Inc.	(51,223)	(8,184,936)	(163,389)
Hess Corp.	(77,374)	(4,266,864)	118,070
Hexcel Corp.	(293,408)	(11,739,126)	(1,258,848)
Hilton Worldwide Holdings, Inc.	(20,480)	(483,672)	14,065
Hormel Foods Corp.	(240,678)	(9,287,908)	158,992
Huntington Bancshares, Inc.	(795,158)	(7,434,083)	(406,175)
IDEX Corp.	(11,856)	(1,078,333)	(31,033)
IDEXX Laboratories, Inc.	(119,267)	(8,168,597)	(5,276,372)
IHS Markit Ltd.	(75,370)	(2,655,138)	(175,005)
Illumina, Inc.	(151,873)	(21,852,213)	(5,737,036)
Incyte Corp.	(9,790)	(839,227)	(83,872)
Intel Corp.	(55,569)	(1,662,541)	(435,188)
International Business Machines Corp.	(23,964)	(3,117,373)	(689,308)
International Flavors & Fragrances, Inc.	(81,179)	(10,160,307)	(1,445,855)
IPG Photonics Corp.	(83,920)	(6,941,417)	30,605
ITC Holdings Corp.	(84,547)	(3,267,742)	(662,003)
j2 Global, Inc.	(95,075)	(6,275,137)	(57,809)
Janus Capital Group, Inc.	(237,243)	(3,405,050)	81,276

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JB Hunt Transport Services, Inc.	(126,700)	$(9,979,414)	$(301,024)
JC Penney Co., Inc.	(383,165)	(3,291,458)	(241,323)
Johnson Controls International plc	(129,448)	(6,001,171)	(22,045)
Kansas City Southern	(66,704)	(5,242,267)	(982,550)
Kellogg Co.	(10,345)	(829,421)	27,993
KeyCorp.	(81,099)	(948,784)	(38,191)
Keysight Technologies, Inc.	(50,872)	(1,457,529)	(154,604)
Kinder Morgan, Inc.	(193,839)	(3,469,684)	(1,013,812)
KLX, Inc.	(238,700)	(7,139,611)	(1,262,629)
Knowles Corp.	(365,350)	(4,658,391)	(474,777)
Kohl’s Corp.	(15,722)	(649,324)	(38,514)
Kosmos Energy Ltd.	(626,263)	(3,385,693)	(628,653)
Kroger Co. (The)	(56,307)	(1,842,940)	171,748
L Brands, Inc.	(5,954)	(459,232)	37,867
Lam Research Corp.	(12,695)	(1,178,776)	(23,567)
Landstar System, Inc.	(75,205)	(4,700,023)	(419,933)
Laredo Petroleum, Inc.	(361,283)	(3,817,972)	(842,579)
Las Vegas Sands Corp.	(85,420)	(4,287,255)	(627,811)
Lennar Corp.	(79,868)	(3,096,836)	(284,775)
Leucadia National Corp.	(316,633)	(5,247,946)	(780,746)
LifePoint Health, Inc.	(54,117)	(3,081,444)	(123,906)
Lions Gate Entertainment Corp.	(470,780)	(9,535,641)	124,749
Lockheed Martin Corp.	(18,978)	(4,694,693)	145,286
Loews Corp.	(90,982)	(3,309,925)	(433,984)
LPL Financial Holdings, Inc.	(193,820)	(5,001,940)	(795,216)
lululemon athletica, Inc.	(60,273)	(3,428,328)	(247,119)
Manitowoc Foodservice, Inc.	(310,894)	(1,561,875)	(3,480,826)
Marathon Oil Corp.	(427,615)	(6,029,505)	(731,089)
Markel Corp.	(1,033)	(860,352)	(99,068)
MarketAxess Holdings, Inc.	(831)	(117,454)	(20,152)
Marsh & McLennan Cos., Inc.	(292,758)	(16,228,356)	(3,459,620)
Mattel, Inc.	(28,404)	(885,353)	25,280
MAXIMUS, Inc.	(146,290)	(7,625,720)	(648,442)
McCormick & Co., Inc.	(89,702)	(8,148,331)	(814,693)
McDonald’s Corp.	(39,248)	(4,881,565)	353,915
MDC Holdings, Inc.	(44,167)	(873,182)	(266,327)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MDU Resources Group, Inc.	(252,436)	$(5,455,546)	$(966,426)
Mead Johnson Nutrition Co.	(44,315)	(3,289,941)	(211,387)
MEDNAX, Inc.	(277,610)	(18,519,309)	127,646
Mentor Graphics Corp.	(35,223)	(832,007)	(99,289)
Mercury General Corp.	(49,032)	(2,529,185)	(160,220)
Mettler-Toledo International, Inc.	(10,537)	(3,259,963)	(1,163,786)
Microchip Technology, Inc.	(306,701)	(14,940,784)	(4,117,616)
Micron Technology, Inc.	(369,263)	(5,646,618)	(918,878)
Microsemi Corp.	(267,161)	(9,510,244)	(1,705,174)
Middleby Corp. (The)	(132,239)	(12,348,555)	(3,998,831)
Molina Healthcare, Inc.	(27,899)	(1,543,662)	(83,407)
Monster Beverage Corp.	(19,602)	(3,099,031)	221,261
Moody’s Corp.	(41,226)	(3,493,498)	(970,453)
Mosaic Co. (The)	(433,387)	(11,414,153)	813,507
Murphy Oil Corp.	(22,256)	(712,946)	36,364
National Fuel Gas Co.	(66,035)	(3,297,903)	(272,609)
National Instruments Corp.	(233,402)	(6,469,458)	(159,159)
National Oilwell Varco, Inc.	(153,986)	(4,565,873)	(1,091,572)
Navient Corp.	(496,518)	(4,656,659)	(2,527,956)
NetApp, Inc.	(127,297)	(3,583,244)	(976,535)
Netflix, Inc.	(95,839)	(8,993,562)	(451,372)
NetScout Systems, Inc.	(490,131)	(11,346,727)	(2,989,604)
NetSuite, Inc.	(52,321)	(2,877,749)	(2,913,663)
NeuStar, Inc.	(82,117)	(1,998,404)	(185,087)
New Jersey Resources Corp.	(36,580)	(1,270,354)	68,335
Newell Brands, Inc.	(196,431)	(9,130,069)	(1,213,987)
NewMarket Corp.	(9,293)	(3,218,100)	(771,570)
NextEra Energy, Inc.	(264,841)	(32,219,654)	(175,698)
Nielsen Holdings plc	(150,609)	(6,931,731)	(1,136,393)
Noble Energy, Inc.	(96,553)	(2,796,004)	(654,800)
Nordson Corp.	(66,344)	(3,917,557)	(2,692,296)
Nordstrom, Inc.	(41,362)	(2,006,560)	(139,301)
Norwegian Cruise Line Holdings Ltd.	(226,958)	(10,204,815)	1,648,499
NVIDIA Corp.	(345)	(21,208)	(2,432)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Occidental Petroleum Corp.	(77,866)	$(5,522,381)	$(155,608)
OGE Energy Corp.	(646,755)	(18,235,216)	(2,215,177)
Oil States International, Inc.	(55,999)	(1,731,681)	(36,207)
Old Dominion Freight Line, Inc.	(74,176)	(5,034,747)	(54,468)
Olin Corp.	(661,176)	(13,311,120)	(256,212)
OneMain Holdings, Inc.	(53,068)	(1,503,237)	(139,217)
ONEOK, Inc.	(309,319)	(10,272,917)	(5,622,986)
OPKO Health, Inc.	(836,686)	(8,359,823)	(500,681)
Oracle Corp.	(16,896)	(592,712)	(70,963)
O’Reilly Automotive, Inc.	(2,598)	(613,881)	(113,844)
Owens & Minor, Inc.	(128,926)	(4,663,014)	185,414
Owens-Illinois, Inc.	(188,398)	(3,402,935)	(61,704)
PACCAR, Inc.	(11,845)	(647,732)	(48,517)
PacWest Bancorp	(157,603)	(5,746,423)	(1,016,321)
Palo Alto Networks, Inc.	(109,220)	(15,313,346)	(2,088,677)
Pandora Media, Inc.	(1,191,059)	(11,864,974)	(5,202,902)
Panera Bread Co.	(25,778)	(5,057,176)	37,684
PAREXEL International Corp.	(124,598)	(7,667,555)	(985,776)
Parsley Energy, Inc.	(245,533)	(7,887,242)	(340,568)
Patterson Cos., Inc.	(230,153)	(10,201,138)	(372,091)
Paychex, Inc.	(125,237)	(6,421,794)	(825,672)
PayPal Holdings, Inc.	(5,173)	(207,041)	(4,897)
Penske Automotive Group, Inc.	(137,517)	(5,187,762)	(1,437,807)
People’s United Financial, Inc.	(137,409)	(2,163,879)	(9,932)
Perrigo Co. plc	(98,088)	(11,231,335)	2,174,870
Phillips 66	(48,070)	(3,802,584)	(69,454)
Pilgrim’s Pride Corp.	(4,404)	(92,877)	(136)
Pinnacle Foods, Inc.	(181,158)	(8,677,813)	(410,884)
Platform Specialty Products Corp.	(1,273,223)	(8,770,593)	(1,555,245)
Polaris Industries, Inc.	(43,766)	(3,503,841)	114,602
PPL Corp.	(103,724)	(3,701,420)	115,682
Praxair, Inc.	(81,317)	(8,474,977)	(1,350,556)
Premier, Inc.	(91,805)	(3,004,652)	35,678
Prestige Brands Holdings, Inc.	(27,823)	(1,358,546)	15,529
Priceline Group, Inc. (The)	(3,341)	(4,106,444)	(809,804)
Primerica, Inc.	(85,235)	(4,082,838)	(437,174)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Principal Financial Group, Inc.	(162,752)	$(5,930,669)	$(2,452,686)
Prosperity Bancshares, Inc.	(105,615)	(4,580,899)	(1,216,308)
PTC, Inc.	(84,235)	(3,455,042)	(277,411)
PulteGroup, Inc.	(469,226)	(8,130,692)	(1,272,597)
QIAGEN NV	(1,345)	(29,789)	(7,117)
Qorvo, Inc.	(20,754)	(1,103,208)	(53,620)
QUALCOMM, Inc.	(18,955)	(1,157,322)	(141,095)
Quest Diagnostics, Inc.	(19,071)	(1,154,749)	(459,230)
Range Resources Corp.	(56,494)	(1,851,857)	(337,286)
Regal Entertainment Group	(125,991)	(2,632,903)	(107,402)
Regeneron Pharmaceuticals, Inc.	(7,878)	(3,362,592)	195,478
RenaissanceRe Holdings Ltd.	(37,360)	(4,300,777)	(188,401)
Rent-A-Center, Inc.	(42,716)	(568,910)	28,980
ResMed, Inc.	(134,214)	(7,758,432)	(937,294)
Restoration Hardware Holdings, Inc.	(499,283)	(16,399,197)	(866,009)
Robert Half International, Inc.	(41,251)	(1,571,893)	10,130
Rockwell Collins, Inc.	(208,340)	(17,270,000)	(301,395)
Rollins, Inc.	(7,550)	(217,792)	(3,272)
Roper Technologies, Inc.	(59,118)	(10,183,869)	(603,393)
Royal Caribbean Cruises Ltd.	(59,606)	(4,270,928)	(196,541)
Royal Gold, Inc.	(73,128)	(5,916,130)	253,829
RPC, Inc.	(161,944)	(2,387,901)	(332,759)
Ryder System, Inc.	(8,244)	(535,271)	(8,421)
Sabre Corp.	(352,228)	(9,668,840)	(256,945)
salesforce.com, Inc.	(13,718)	(1,013,154)	34,649
Sally Beauty Holdings, Inc.	(103,273)	(3,058,046)	405,996
SBA Communications Corp.	(70,515)	(6,242,871)	(1,666,091)
Schlumberger Ltd.	(102,005)	(7,561,643)	(460,031)
Scotts Miracle-Gro Co. (The)	(16,740)	(1,350,821)	(43,119)
Scripps Networks Interactive, Inc.	(18,293)	(1,031,188)	(130,235)
Seattle Genetics, Inc.	(175,061)	(5,515,361)	(3,939,684)
Sempra Energy	(120,455)	(12,849,660)	(61,912)
Sensata Technologies Holding NV	(311,036)	(10,672,074)	(1,389,902)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sensient Technologies Corp.	(7,782)	$(561,414)	$(28,461)
ServiceNow, Inc.	(129,505)	(8,273,266)	(1,977,055)
Signet Jewelers Ltd.	(92,977)	(8,196,078)	1,266,502
Silgan Holdings, Inc.	(54,273)	(2,748,783)	3,112
Silicon Laboratories, Inc.	(24,433)	(977,009)	(459,652)
Sirius XM Holdings, Inc.	(3,404,552)	(12,357,654)	(1,839,327)
Six Flags Entertainment Corp.	(204,492)	(10,255,991)	(706,825)
Skyworks Solutions, Inc.	(169,989)	(11,922,057)	(1,020,906)
SLM Corp.	(38,773)	(278,033)	(11,601)
SM Energy Co.	(11,586)	(433,647)	(13,341)
Snyder’s-Lance, Inc.	(164,295)	(5,509,593)	(7,433)
Sotheby’s	(88,886)	(2,236,240)	(1,143,205)
Southern Co. (The)	(385,043)	(18,997,857)	(754,849)
Southwestern Energy Co.	(232,016)	(3,148,899)	(62,202)
Spectrum Brands Holdings, Inc.	(60,189)	(6,207,923)	(2,079,501)
Spirit Airlines, Inc.	(147,118)	(6,279,886)	22,957
Splunk, Inc.	(151,492)	(5,207,339)	(3,682,212)
Sprouts Farmers Market, Inc.	(618,557)	(13,803,704)	1,030,502
SS&C Technologies Holdings, Inc.	(441,735)	(13,631,275)	(570,505)
Starbucks Corp.	(126,287)	(6,994,729)	157,551
State Street Corp.	(190)	(10,393)	(2,836)
Stericycle, Inc.	(224,194)	(23,255,197)	5,288,290
STERIS plc	(118,998)	(8,200,097)	(498,656)
Stifel Financial Corp.	(71,221)	(2,463,304)	(275,144)
Stryker Corp.	(64,007)	(7,282,379)	(168,676)
SunPower Corp.	(329,945)	(5,211,862)	2,268,753
SVB Financial Group	(77,802)	(7,931,443)	(668,790)
T Rowe Price Group, Inc.	(35,574)	(2,365,315)	(356)
Tableau Software, Inc.	(28,231)	(1,515,610)	(44,717)
Targa Resources Corp.	(211,736)	(8,427,062)	(1,971,293)
Target Corp.	(10,963)	(757,913)	4,974
Teledyne Technologies, Inc.	(2,871)	(225,406)	(84,461)
Tempur Sealy International, Inc.	(55,366)	(4,174,788)	1,033,322
Tenet Healthcare Corp.	(338,547)	(8,148,240)	476,765

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Texas Instruments, Inc.	(4,006)	$(279,872)	$(1,269)
Texas Roadhouse, Inc.	(1,306)	(58,803)	7,830
Thomson Reuters Corp.	(19,124)	(784,641)	(6,711)
Tiffany & Co.	(233,413)	(15,328,589)	(1,624,197)
Time, Inc.	(3,722)	(54,633)	738
Tractor Supply Co.	(72,050)	(5,672,634)	820,066
TransDigm Group, Inc.	(123,670)	(23,894,898)	(11,860,573)
Transocean Ltd.	(819,484)	(8,466,805)	(268,895)
TreeHouse Foods, Inc.	(193,193)	(16,466,096)	(378,401)
Trinity Industries, Inc.	(39,366)	(916,929)	(34,940)
TripAdvisor, Inc.	(63,454)	(3,498,149)	(510,874)
Triumph Group, Inc.	(105,618)	(2,836,862)	(107,768)
Trustmark Corp.	(41,201)	(1,055,095)	(80,404)
Tupperware Brands Corp.	(63,187)	(3,439,442)	(691,092)
Twenty-First Century Fox, Inc.	(401,104)	(9,941,838)	227,099
Twitter, Inc.	(266,777)	(4,848,587)	(1,300,622)
Tyler Technologies, Inc.	(57,909)	(8,336,433)	(1,579,325)
Ultimate Software Group, Inc. (The)	(57,374)	(9,213,987)	(2,512,684)
Under Armour, Inc.	(517,432)	(28,495,829)	8,481,559
Under Armour, Inc.	(22,496)	—	(761,714)
Union Pacific Corp.	(5,654)	(447,051)	(104,384)
United Natural Foods, Inc.	(112,372)	(3,820,817)	(678,558)
United Technologies Corp.	(4,121)	(359,516)	(59,178)
USG Corp.	(235,591)	(4,567,313)	(1,522,714)
Valley National Bancorp	(720,176)	(6,526,965)	(480,348)
Varian Medical Systems, Inc.	(121,729)	(9,922,422)	(2,193,265)
Veeva Systems, Inc.	(101,643)	(2,591,967)	(1,603,856)
VeriFone Systems, Inc.	(112,024)	(2,054,372)	291,114
Verisk Analytics, Inc.	(103,399)	(7,007,350)	(1,396,920)
Vertex Pharmaceuticals, Inc.	(11,672)	(987,051)	(30,864)
VF Corp.	(70,462)	(4,144,654)	195,259
Viacom, Inc.	(121,872)	(5,348,905)	705,582
ViaSat, Inc.	(21,656)	(1,600,966)	(15,654)
Vista Outdoor, Inc.	(14,770)	(629,140)	40,408

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VMware, Inc.	(84,300)	$(4,134,421)	$(2,048,984)
Wabtec Corp.	(116,208)	(7,627,301)	(1,861,082)
Walt Disney Co. (The)	(88,092)	(8,387,028)	206,805
Waters Corp.	(19,683)	(2,606,391)	(513,168)
Weatherford International plc	(2,213,507)	(12,824,605)	384,696
WebMD Health Corp.	(11,290)	(674,703)	113,590
Webster Financial Corp.	(72,914)	(2,664,062)	(107,399)
WEC Energy Group, Inc.	(433,524)	(24,938,619)	(1,020,798)
Wendy’s Co. (The)	(448,153)	(4,496,359)	(343,694)
WESCO International, Inc.	(70,893)	(3,707,311)	(651,899)
Western Alliance Bancorp	(10,683)	(394,927)	(6,113)
Western Digital Corp.	(112,357)	(5,309,934)	(1,259,580)
Western Union Co. (The)	(441,902)	(7,512,334)	(1,688,066)
WestRock Co.	(289,873)	(10,669,050)	(3,383,993)
WEX, Inc.	(7,839)	(805,815)	(41,502)
WGL Holdings, Inc.	(5,449)	(365,198)	23,545
WhiteWave Foods Co. (The)	(106,561)	(4,402,589)	(1,397,526)
Whiting Petroleum Corp.	(887,060)	(7,416,174)	(336,731)
Whole Foods Market, Inc.	(494,152)	(14,648,277)	639,068
Williams Cos., Inc. (The)	(186,527)	(4,859,327)	(872,648)
Williams-Sonoma, Inc.	(138,478)	(7,282,494)	209,038
Willis Towers Watson plc	(10,852)	(1,350,754)	(90,066)
WisdomTree Investments, Inc.	(1,517,554)	(16,479,087)	863,456
Woodward, Inc.	(23,804)	(1,042,377)	(444,897)
Workday, Inc.	(174,446)	(9,930,772)	(6,064,182)
WPX Energy, Inc.	(86,218)	(1,050,532)	(86,684)
WR Berkley Corp.	(79,033)	(4,392,874)	(172,072)
WW Grainger, Inc.	(18,790)	(4,127,657)	(97,087)
Wynn Resorts Ltd.	(74,200)	(4,782,260)	(2,446,304)
Xcel Energy, Inc.	(98,393)	(3,898,331)	(149,557)
Yahoo!, Inc.	(132,994)	(3,942,556)	(1,789,485)
Yelp, Inc.	(104,781)	(3,386,069)	(983,298)
Zayo Group Holdings, Inc.	(105,696)	(3,000,202)	(140,026)
Zebra Technologies Corp.	(84,571)	(4,838,910)	(1,048,077)
Zillow Group, Inc.	(300,776)	(8,528,353)	(1,893,535)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zimmer Biomet Holdings, Inc.	(135,583)	$(12,829,635)	$(4,798,866)
Zions Bancorporation	(347,878)	(7,738,163)	(3,053,013)
Zoetis, Inc.	(60,298)	(3,058,811)	(77,288)

			(278,496,191)

Total of Short Equity Positions			(283,940,458)

Total of Long and Short Equity Positions			38,695,681

Net Cash and Other Receivables/ (Payables) (b)			(3,805,662)

Swaps, at Value			$34,890,019

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	53-61 months maturity 01/14/2021	$2,303,087

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
BillerudKorsnas AB	85,238	$1,372,519	$135,795
Boliden AB	278,503	4,142,987	2,403,130
Electrolux AB	613,912	13,252,402	2,124,128
Fingerprint Cards AB	60,636	745,376	(33,993)
Husqvarna AB	500,383	3,151,643	1,215,487
NCC AB	93,314	2,492,712	(47,392)
Nibe Industrier AB	50,158	390,632	55,940
Saab AB	23,387	758,626	74,031
Securitas AB	193,319	2,826,893	410,622
Skanska AB	230,143	4,252,183	1,124,584
SSAB AB	227,308	789,881	(127,033)
Svenska Cellulosa AB SCA	335,085	9,361,505	584,116
Swedish Match AB	233,230	7,895,857	661,763
Swedish Orphan Biovitrum AB	68,579	827,410	24,882
Telia Co. AB	133,833	615,101	(15,652)
Trelleborg AB	18,213	296,717	60,033

			8,650,441

Total of Long Equity Positions			8,650,441

Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(33,548)	(1,574,113)	(164,055)

Sweden
Alfa Laval AB	(229,245)	(3,670,901)	76,825
Assa Abloy AB	(59,145)	(1,137,147)	(63,949)
Atlas Copco AB	(177,342)	(3,796,303)	(1,542,496)
Axfood AB	(28,353)	(505,448)	4,904
Elekta AB	(127,646)	(952,249)	(283,624)
Getinge AB	(19,980)	(451,161)	63,829
Hennes & Mauritz AB	(358,496)	(11,196,891)	1,078,116
Hexagon AB	(118,484)	(3,822,993)	(1,351,396)
Hexpol AB	(66,638)	(627,850)	30,340
ICA Gruppen AB	(4,209)	(133,508)	(5,529)
Modern Times Group MTG AB	(66,599)	(1,724,651)	18,570
Nordea Bank AB	(413,384)	(4,043,579)	(61,520)
Sandvik AB	(459,917)	(3,601,631)	(1,459,157)
Skandinaviska Enskilda Banken AB	(546,720)	(5,000,029)	(495,285)
SKF AB	(9,917)	(163,325)	(7,935)
Svenska Handelsbanken AB	(336,860)	(4,150,841)	(479,659)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Swedbank AB	(118,944)	$(2,450,173)	$(344,607)
Tele2 AB	(747,539)	(6,429,395)	(23,418)
Telefonaktiebolaget LM Ericsson	(207,468)	(1,443,842)	(54,136)
Volvo AB	(332,655)	(2,892,158)	(906,055)

			(5,806,182)

Total of Short Equity Positions			(5,970,237)

Total of Long and Short Equity Positions			2,680,204

Net Cash and Other Receivables/ (Payables) (b)			(377,117)

Swaps, at Value			$2,303,087

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	53-56 months maturity 01/14/2021	$1,867

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Austria
Conwert Immobilien Invest SE	235,241	$4,429,172	$(1,598)

Germany
KUKA AG	44,991	5,449,022	(7,842)

Italy
Italcementi SpA	15,465	181,791	2,013

Total of Long Equity Positions			(7,427)

Short Positions

Common Stocks
Germany
Vonovia SE	(84,252)	(3,196,054)	2,130

Netherlands
Koninklijke Ahold Delhaize NV	(5,530)	(133,031)	7,080

Total of Short Equity Positions			9,210

Total of Long and Short Equity Positions			1,783

Net Cash and Other Receivables/ (Payables) (b)			84

Swaps, at Value			$1,867

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	59 months maturity 01/14/2021	$63,160

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	2,883	$1,200,522	$62,066

Net Cash and Other Receivables/ (Payables) (b)			1,094

Swaps, at Value			$63,160

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	52-61 months maturity 01/14/2021	$(6,190,769)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Alere, Inc.	298,459	$15,879,965	$(2,974,598)
American Capital Ltd.	202,682	3,262,284	165,069
Apollo Education Group, Inc.	383,521	3,247,731	(198,739)
Astoria Financial Corp.	754,282	10,975,566	36,952
AVG Technologies NV	82,500	2,032,405	30,920
Bats Global Markets, Inc.	159,394	4,838,214	(35,672)
Cardinal Financial Corp.	97,861	2,519,598	33,595
Carmike Cinemas, Inc.	1,100	32,904	3,055
Centene Corp.	2	114	20
Cepheid	186,681	9,824,349	11,873
Chemtura Corp.	418,600	13,661,680	72,586
Cigna Corp.	339,916	46,964,998	(2,667,145)
CST Brands, Inc.	47,400	2,270,663	8,803
Cvent, Inc.	154,526	5,512,184	(612,164)
Dell Technologies, Inc.	27,587	280,450	1,038,208
Empire District Electric Co. (The)	59,142	1,989,548	29,560
Envision Healthcare Holdings, Inc.	455,118	11,009,567	(874,089)
EverBank Financial Corp.	158,600	3,067,766	2,730
Fleetmatics Group plc	9,900	589,433	4,369
Hawaiian Electric Industries, Inc.	224,867	7,327,033	(614,753)
Humana, Inc.	219,186	36,409,420	2,362,391
inContact, Inc.	85,100	1,177,166	12,532
Infoblox, Inc.	327,000	8,602,498	20,492
Interactive Intelligence Group, Inc.	14,425	866,749	770
Intersil Corp.	305,873	6,702,735	5,060
Isle of Capri Casinos, Inc.	144,483	3,207,653	11,429
ITC Holdings Corp.	51,444	2,175,788	215,329
KLA-Tencor Corp.	567,829	38,155,437	1,427,923
Lexmark International, Inc.	328,800	12,848,545	290,303
Linear Technology Corp.	80,380	4,737,139	28,591
LinkedIn Corp.	81,786	15,568,979	61,961
Media General, Inc.	237,337	4,007,050	367,071

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monsanto Co.	156,557	$16,213,062	$(212,937)
Parkway Properties, Inc.	63,197	1,063,746	11,235
Piedmont Natural Gas Co., Inc.	227,672	13,403,412	266,015
Post Properties, Inc.	67,545	4,609,797	(143,046)
Quintiles IMS Holdings, Inc.	36,200	2,623,291	311,080
Range Resources Corp.	2,400	96,561	(3,562)
Rite Aid Corp.	1,599,726	12,291,225	10,668
Rofin-Sinar Technologies, Inc.	19,800	629,011	8,153
Shire plc	2	300	88
Spectra Energy Corp.	141,750	5,985,790	74,023
St. Jude Medical, Inc.	434,523	34,091,400	566,155
Talen Energy Corp.	131,300	1,787,410	31,095
Valspar Corp. (The)	179,085	19,177,726	(182,180)
Virgin America, Inc.	133,063	7,233,454	(113,253)
WCI Communities, Inc.	26,600	632,704	(1,752)
Westar Energy, Inc.	345,430	19,277,288	325,865
WhiteWave Foods Co. (The)	241,944	13,280,449	(111,438)
Yadkin Financial Corp.	55,019	1,424,805	21,645

			(877,714)

Total of Long Equity Positions			(877,714)

Short Positions

Common Stocks
Canada
Enbridge, Inc.	(139,482)	(6,100,387)	(68,902)
Waste Connections, Inc.	(8,969)	(554,620)	(115,364)

			(184,266)

United States
Abbott Laboratories	(380,562)	(15,262,639)	(831,328)
Aetna, Inc.	(184,719)	(19,396,912)	(1,928,896)
AMC Entertainment Holdings, Inc.	(293)	(8,733)	(376)
Amsurg Corp.	(151,767)	(11,157,397)	981,419
Analog Devices, Inc.	(18,656)	(1,174,413)	(27,966)
Anthem, Inc.	(174,252)	(23,934,812)	2,099,294
Ares Capital Corp.	(97,895)	(1,454,054)	(63,318)
Ball Corp.	(10,150)	(696,290)	(135,503)
Cavium, Inc.	(1,382)	(64,858)	(15,574)
CBOE Holdings, Inc.	(51,022)	(3,414,959)	106,182

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chemical Financial Corp.	(4,886)	$(185,165)	$(30,454)
Cousins Properties, Inc.	(103,011)	(1,080,972)	5,537
Diebold, Inc.	(36,127)	(910,762)	15,173
Eldorado Resorts, Inc.	(92,989)	(1,321,764)	14,339
First Cash Financial Services, Inc.	(1)	(45)	(2)
FNB Corp.	(118,842)	(1,448,300)	(13,457)
Global Payments, Inc.	(1)	(69)	(8)
Great Plains Energy, Inc.	(74,304)	(2,209,775)	182,019
Hope Bancorp, Inc.	(34,520)	(517,003)	(82,609)
IMS Health Holdings, Inc.	(94,269)	(2,653,633)	(300,757)
Johnson Controls International plc	(1,547)	(67,999)	(3,983)
KeyCorp.	(28,528)	(356,107)	8,922
Lam Research Corp.	(283,589)	(20,669,227)	(6,189,487)
Mid-America Apartment Communities, Inc.	(47,957)	(4,656,126)	148,647
Mylan NV	(12,761)	(624,386)	137,936
New York Community Bancorp, Inc.	(754,207)	(11,256,691)	524,325
Nexstar Broadcasting Group, Inc.	(29,571)	(1,408,767)	(297,776)
United Bankshares, Inc.	(69,488)	(2,579,282)	(38,331)

			(5,736,032)

Total of Short Equity Positions			(5,920,298)

Total of Long and Short Equity Positions			(6,798,012)

Net Cash and Other Receivables/ (Payables) (b)			607,243

Swaps, at Value			$(6,190,769)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	54-59 months maturity 01/14/2021	$(95,617)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(12,589)	$(584,430)	$3,031
Fortis, Inc.	(38,686)	(1,149,604)	(94,470)

			(91,439)

Total of Short Equity Positions			(91,439)

Net Cash and Other Receivables/ (Payables) (b)			(4,178)

Swaps, at Value			$(95,617)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	59 months maturity 01/14/2021	$87,642

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
SABMiller plc	26,391	$1,445,585	$91,677

Net Cash and Other Receivables/ (Payables) (b)			(4,035)

Swaps, at Value			$87,642

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	11-25 months maturity ranging from 07/27/2017 - 01/24/2018	$(827,914)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Diebold, Inc.	36,359	$1,030,090	$(128,751)
ITC Holdings Corp.	188,374	8,508,854	246,770
Mylan NV	12,761	622,099	(135,649)

			(17,630)

Total of Long Equity Positions			(17,630)

Short Positions

Common Stocks
Canada
Waste Connections, Inc.	(1)	(73)	(2)

United States
VMware, Inc.	(51,728)	(3,235,586)	(558,662)
Western Digital Corp.	(10)	(480)	(105)

			(558,767)

Total of Short Equity Positions			(558,769)

Total of Long and Short Equity Positions			(576,399)

Net Cash and Other Receivables/ (Payables) (b)			(251,515)

Swaps, at Value			$(827,914)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	14-22 months maturity 04/05/2017	$18,638

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Finland
Nokia OYJ	11,045	$62,232	$1,678

Italy
Italcementi SpA	117,686	1,393,469	5,247

Total of Long Equity Positions			6,925

Short Positions

Common Stocks
Finland
Nokia OYJ	(22,222)	(125,118)	(3,688)

Netherlands
Koninklijke Ahold Delhaize NV	(7,219)	(175,299)	10,879

Total of Short Equity Positions			7,191

Total of Long and Short Equity Positions			14,116

Net Cash and Other Receivables/ (Payables) (b)			4,522

Swaps, at Value			$18,638

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	11-25 months maturity ranging from 01/12/2017 - 05/22/2018	$(226,924)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Manitoba Telecom Services, Inc.	331,600	$9,524,952	$3,856

Short Positions

Common Stocks
Canada
BCE, Inc.	(111,700)	(5,103,204)	(55,456)
Fortis, Inc.	(141,966)	(4,446,969)	(118,408)

			(173,864)

Total of Short Equity Positions			(173,864)

Total of Long and Short Equity Positions			(170,008)

Net Cash and Other Receivables/ (Payables) (b)			(56,916)

Swaps, at Value			$(226,924)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	11-25 months maturity ranging from 07/27/2017 - 01/24/2018	$(71,352)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Rights
United States
Leap Wireless International, Inc.(3)(c)	(110,787)	$(279,183)	$(72,565)

Net Cash and Other Receivables/ (Payables) (b)			1,213

Swaps, at Value			$(71,352)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.
(3)	Level 3 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$51,795,524	$51,795,524

CITG
Cash	—	9,569,411	9,569,411

CITI
Investment Companies	14,470,000	—	14,470,000

DTBK
Investment Companies	85,051,541	—	85,051,541

GSCO
Cash	—	18,192,574	18,192,574

GSIN
Investment Companies	36,597,269	—	36,597,269

JPMC
Investment Companies	625,875,000	—	625,875,000

JPMS
Cash	—	19,617,027	19,617,027

MSCL
Cash	—	1,616,363	1,616,363

MSIP
Investment Companies	72,832,143	—	72,832,143

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$3,852,463	$—	$3,852,463

DTBK
Investment Companies	220,045	—	220,045

GSCO
Cash	—	3,525,239	3,525,239

JPPC
Cash	—	1,701,828	1,701,828

MACQ
Investment Companies	8,060,000	—	8,060,000

MLIN
Investment Companies	1,070,802	—	1,070,802

MSCL
Cash	—	853,887	853,887
U.S. Treasury Bills	—	31,362,878	31,362,878

SOCG
Investment Companies	1,660,000	—	1,660,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 91.5%
Investment Companies - 50.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (a)(b)	2,248,008	2,248,008
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (a)(b)	8,992,033	8,992,033
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (a)(b)(c)	78,391,861	78,391,861
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (a)(b)(c)	1,540,711	1,540,711
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (a)(b)	11,240,041	11,240,041

TOTAL INVESTMENT COMPANIES (Cost $102,412,654)		102,412,654

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 41.5%
U.S. Treasury Bill
0.35%, 10/20/2016 (d)	1,127,000	1,126,928
0.40%, 10/27/2016 (d)	3,602,000	3,601,535
0.37%, 11/17/2016 (b)(d)	30,723,000	30,716,272
0.48%, 11/25/2016 (d)	1,529,000	1,528,627
0.48%, 12/1/2016 (b)(d)	1,746,000	1,745,481
0.43%, 12/8/2016 (d)	3,114,000	3,112,960
0.40%, 12/15/2016 (d)	3,804,000	3,802,574
0.34%, 1/5/2017 (d)	1,130,000	1,129,195
0.43%, 1/19/2017 (d)	5,960,000	5,955,286
0.44%, 2/9/2017 (b)(d)	19,901,000	19,876,741
0.45%, 2/16/2017 (d)	1,587,000	1,584,961
0.45%, 2/23/2017 (d)	7,495,000	7,484,544
0.42%, 3/30/2017 (d)	3,340,000	3,332,799

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,969,761)		84,997,903

TOTAL SHORT-TERM INVESTMENTS (Cost $187,382,415)		187,410,557

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.5% (Cost $187,382,415)		187,410,557
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5% (e)		17,506,899

NET ASSETS - 100.0%		204,917,456

(a)	Represents 7-day effective yield as of 9/30/2016.
(b)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security is pledged as collateral for swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
DTBK	Cocoa December Future^	11/2016	USD	(29,270)	$1,660
MACQ	Cocoa December Future^	11/2016	USD	29,482	1,872
MACQ	Cocoa December Future^	11/2016	USD	(88,445)	1,223
CITI	Coffee ‘C’ December Futures^	11/2016	USD	2,638,191	146,541
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	176,269	(5,775)
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	1,593,112	(1,838)
CITI	Corn December Futures^	11/2016	USD	161,657	(10,119)
DTBK	Corn December Futures^	11/2016	USD	979,722	(19,984)
SOCG	Corn December Futures^	11/2016	USD	2,490,570	(183,833)
MACQ	Corn December Futures^	11/2016	USD	5,895,161	(237,761)
CITI	Cotton No. 2 December Futures^	11/2016	USD	4,952,430	85,490
CITI	Cotton No. 2 December Futures^	11/2016	USD	(275,850)	20,765
DTBK	Cotton No. 2 December Futures^	11/2016	USD	148,020	(11,860)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	2,218,766	(74,246)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	(371,366)	(5,320)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	660,851	53,989
DTBK	Lean Hogs December Futures^	12/2016	USD	(416,739)	29,340
DTBK	Lean Hogs December Futures^	12/2016	USD	1,101,610	(239,700)
SOCG	Lean Hogs December Futures^	12/2016	USD	1,349,190	(293,790)
SOCG	Lean Hogs December Futures^	12/2016	USD	(1,349,190)	167,934
MACQ	Lean Hogs December Futures^	12/2016	USD	434,447	(100,237)
MACQ	Lean Hogs December Futures^	12/2016	USD	(434,447)	89,357
DTBK	Lean Hogs October Futures^	10/2016	USD	(1,123,132)	224,694
DTBK	Lean Hogs October Futures^	10/2016	USD	1,123,132	(221,072)
SOCG	Lean Hogs October Futures^	10/2016	USD	2,194,031	(566,401)
SOCG	Lean Hogs October Futures^	10/2016	USD	(2,194,031)	403,126
MACQ	Lean Hogs October Futures^	10/2016	USD	467,115	(94,525)
MACQ	Lean Hogs October Futures^	10/2016	USD	(467,115)	101,672
DTBK	Live Cattle December Futures^	12/2016	USD	1,550,666	(68,816)
SOCG	Live Cattle December Futures^	12/2016	USD	886,799	(45,749)
DTBK	Live Cattle October Futures^	10/2016	USD	(1,683,035)	59,441
DTBK	Live Cattle October Futures^	10/2016	USD	1,683,035	(219,315)
SOCG	Live Cattle October Futures^	10/2016	USD	(954,896)	43,165
SOCG	Live Cattle October Futures^	10/2016	USD	954,896	(124,136)
SOCG	Natural Gas November Futures^	11/2016	USD	(874,160)	(2,800)
SOCG	Natural Gas October Futures^	10/2016	USD	(832,804)	1,456
SOCG	Natural Gas October Futures^	10/2016	USD	832,804	19,124
CITI	Soybean January Futures^	12/2016	USD	5,412,465	(40,666)
SOCG	Soybean January Futures^	12/2016	USD	920,995	(9,708)
MACQ	Soybean January Futures^	12/2016	USD	1,274,179	(27,154)
CITI	Soybean Meal December Futures^	11/2016	USD	(624,752)	150,440
CITI	Soybean Meal December Futures^	11/2016	USD	624,752	(145,392)
DTBK	Soybean Meal December Futures^	11/2016	USD	(979,656)	20,936
CITI	Soybean November Futures^	10/2016	USD	9,163,128	(720,228)
CITI	Soybean November Futures^	10/2016	USD	(9,163,128)	362,485
SOCG	Soybean November Futures^	10/2016	USD	(988,336)	10,393
SOCG	Soybean November Futures^	10/2016	USD	988,336	(82,036)
MACQ	Soybean November Futures^	10/2016	USD	1,356,697	(116,497)
MACQ	Soybean November Futures^	10/2016	USD	(1,356,697)	28,896
CITI	Soybean Oil December Futures^	11/2016	USD	484,668	(3,132)
DTBK	Soybean Oil December Futures^	11/2016	USD	1,761,936	3,696
SOCG	Soybean Oil December Futures^	11/2016	USD	3,817,614	155,058
MACQ	Soybean Oil December Futures^	11/2016	USD	1,692,450	33,054
CITI	Wheat December Futures^	11/2016	USD	(3,197,453)	(135,816)
CITI	Wheat December Futures^	11/2016	USD	3,197,453	343,253
SOCG	Wheat December Futures^	11/2016	USD	767,988	64,487
SOCG	Wheat December Futures^	11/2016	USD	(2,520,115)	149,490
MACQ	Wheat December Futures^	11/2016	USD	(2,659,710)	247,710

					$(787,159)

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
357	GSCO	Brent Crude Futures^	11/2016	$17,427,171	$18,117,750	$690,579
153	MSCL	Coffee ‘C’ Futures^	12/2016	8,417,771	8,695,181	277,410
897	MSCL	Corn Futures^	12/2016	15,432,958	15,103,238	(329,720)
38	MSCL	Cotton No. 2 Futures^	12/2016	1,307,597	1,293,520	(14,077)
34	GSCO	Gas Oil Futures^	12/2016	1,460,970	1,524,050	63,080
298	MSCL	Gasoline RBOB Futures^	11/2016	16,798,728	17,955,454	1,156,726
410	MSCL	Gold 100 OZ Futures^	12/2016	55,430,919	54,001,100	(1,429,819)
134	MSCL	Lean Hogs Futures^	12/2016	3,028,369	2,357,060	(671,309)
300	MSCL	Live Cattle Futures^	12/2016	12,654,746	12,015,000	(639,746)
56	JPPC	LME Aluminum Futures^	10/2016	2,311,329	2,330,650	19,321
32	JPPC	LME Aluminum Futures^	10/2016	1,345,365	1,331,800	(13,565)
8	JPPC	LME Aluminum Futures^	10/2016	332,120	332,950	830
20	JPPC	LME Aluminum Futures^	10/2016	814,049	832,555	18,506
21	JPPC	LME Aluminum Futures^	10/2016	842,923	874,650	31,727
21	JPPC	LME Aluminum Futures^	10/2016	838,739	874,745	36,006
65	JPPC	LME Aluminum Futures^	11/2016	2,649,972	2,709,622	59,650
60	JPPC	LME Aluminum Futures^	11/2016	2,473,825	2,502,810	28,985
40	JPPC	LME Aluminum Futures^	11/2016	1,685,472	1,668,750	(16,722)
131	JPPC	LME Aluminum Futures^	11/2016	5,546,883	5,465,582	(81,301)
35	JPPC	LME Aluminum Futures^	11/2016	1,458,739	1,460,375	1,636
9	JPPC	LME Aluminum Futures^	11/2016	369,359	375,876	6,517
134	JPPC	LME Aluminum Futures^	12/2016	5,410,578	5,600,865	190,287
986	JPPC	LME Aluminum Futures^	12/2016	41,229,473	41,276,425	46,952
3	JPPC	LME Copper Futures^	10/2016	355,145	363,728	8,583
20	JPPC	LME Copper Futures^	10/2016	2,472,957	2,426,500	(46,457)
2	JPPC	LME Copper Futures^	10/2016	246,705	242,650	(4,055)
7	JPPC	LME Copper Futures^	10/2016	853,142	849,632	(3,510)
13	JPPC	LME Copper Futures^	11/2016	1,565,176	1,578,551	13,375
21	JPPC	LME Copper Futures^	11/2016	2,535,387	2,551,500	16,113
4	JPPC	LME Copper Futures^	11/2016	478,322	486,000	7,678
44	JPPC	LME Copper Futures^	11/2016	5,098,608	5,347,287	248,679
23	JPPC	LME Copper Futures^	12/2016	2,665,756	2,795,868	130,112
190	JPPC	LME Copper Futures^	12/2016	22,980,774	23,118,250	137,476
5	JPPC	LME Lead Futures^	10/2016	228,690	264,944	36,254
8	JPPC	LME Lead Futures^	10/2016	378,020	423,590	45,570
3	JPPC	LME Lead Futures^	10/2016	139,957	158,756	18,799
4	JPPC	LME Lead Futures^	10/2016	187,599	211,698	24,099
5	JPPC	LME Lead Futures^	10/2016	229,481	264,695	35,214

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	JPPC	LME Lead Futures^	10/2016	$229,390	$264,710	$35,320
5	JPPC	LME Lead Futures^	11/2016	224,131	264,826	40,695
10	JPPC	LME Lead Futures^	11/2016	467,355	530,000	62,645
19	JPPC	LME Lead Futures^	11/2016	892,232	1,007,047	114,815
7	JPPC	LME Lead Futures^	11/2016	330,358	371,035	40,677
4	JPPC	LME Lead Futures^	11/2016	185,567	212,090	26,523
15	JPPC	LME Lead Futures^	12/2016	720,037	795,563	75,526
4	JPPC	LME Lead Futures^	12/2016	191,310	212,220	20,910
3	JPPC	LME Lead Futures^	12/2016	145,908	159,218	13,310
114	JPPC	LME Lead Futures^	12/2016	5,298,464	6,051,975	753,511
5	JPPC	LME Nickel Futures^	10/2016	294,096	315,888	21,792
7	JPPC	LME Nickel Futures^	10/2016	437,091	442,400	5,309
8	JPPC	LME Nickel Futures^	10/2016	515,909	505,783	(10,126)
5	JPPC	LME Nickel Futures^	10/2016	309,668	316,200	6,532
4	JPPC	LME Nickel Futures^	10/2016	249,281	252,974	3,693
2	JPPC	LME Nickel Futures^	11/2016	126,065	126,542	477
6	JPPC	LME Nickel Futures^	11/2016	387,132	379,831	(7,301)
13	JPPC	LME Nickel Futures^	11/2016	807,614	823,056	15,442
15	JPPC	LME Nickel Futures^	11/2016	921,779	949,731	27,952
7	JPPC	LME Nickel Futures^	11/2016	432,940	443,232	10,292
10	JPPC	LME Nickel Futures^	11/2016	592,980	633,429	40,449
4	JPPC	LME Nickel Futures^	12/2016	236,650	253,454	16,804
164	JPPC	LME Nickel Futures^	12/2016	10,113,876	10,402,848	288,972
3	JPPC	LME Nickel Futures^	12/2016	189,920	190,287	367
12	JPPC	LME Zinc Futures^	10/2016	635,599	713,100	77,501
2	JPPC	LME Zinc Futures^	10/2016	110,055	118,679	8,624
6	JPPC	LME Zinc Futures^	10/2016	334,141	355,500	21,359
9	JPPC	LME Zinc Futures^	10/2016	499,972	533,331	33,359
2	JPPC	LME Zinc Futures^	11/2016	112,875	118,663	5,788
17	JPPC	LME Zinc Futures^	11/2016	968,617	1,009,269	40,652
17	JPPC	LME Zinc Futures^	11/2016	960,787	1,009,481	48,694
12	JPPC	LME Zinc Futures^	11/2016	674,429	712,425	37,996
10	JPPC	LME Zinc Futures^	11/2016	571,714	593,563	21,849
19	JPPC	LME Zinc Futures^	11/2016	1,084,523	1,128,006	43,483
2	JPPC	LME Zinc Futures^	12/2016	116,505	118,792	2,287
8	JPPC	LME Zinc Futures^	12/2016	461,779	475,418	13,639
6	JPPC	LME Zinc Futures^	12/2016	339,396	356,752	17,356
2	JPPC	LME Zinc Futures^	12/2016	114,513	118,940	4,427
136	JPPC	LME Zinc Futures^	12/2016	7,551,331	8,089,450	538,119
9	MSCL	Natural Gas Futures^	11/2016	280,709	281,880	1,171
267	MSCL	Silver Futures^	12/2016	27,014,128	25,650,690	(1,363,438)
169	MSCL	Soybean Futures^	01/2017	8,265,634	8,105,662	(159,972)
300	MSCL	Soybean Meal Futures^	12/2016	9,939,567	8,988,000	(951,567)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
516	MSCL	Soybean Oil Futures^	12/2016	$9,915,537	$10,353,024	$437,487
722	MSCL	Sugar #11 (World Markets) Futures^	02/2017	16,812,106	18,598,720	1,786,614
434	MSCL	Wheat Futures^	12/2016	9,623,461	8,723,400	(900,061)

				360,370,905	361,840,741	1,469,836

Short Contracts:
34	MSCL	Cocoa Futures^	12/2016	$(1,009,165)	$(938,740)	$70,425
16	MSCL	Heating Oil ULSD Futures^	11/2016	(1,009,678)	(1,040,457)	(30,779)
56	JPPC	LME Aluminum Futures^	10/2016	(2,312,463)	(2,330,650)	(18,187)
32	JPPC	LME Aluminum Futures^	10/2016	(1,339,906)	(1,331,800)	8,106
8	JPPC	LME Aluminum Futures^	10/2016	(330,854)	(332,950)	(2,096)
20	JPPC	LME Aluminum Futures^	10/2016	(806,734)	(832,555)	(25,821)
21	JPPC	LME Aluminum Futures^	10/2016	(842,836)	(874,650)	(31,814)
21	JPPC	LME Aluminum Futures^	10/2016	(836,842)	(874,744)	(37,902)
65	JPPC	LME Aluminum Futures^	11/2016	(2,664,808)	(2,709,622)	(44,814)
60	JPPC	LME Aluminum Futures^	11/2016	(2,474,853)	(2,502,810)	(27,957)
40	JPPC	LME Aluminum Futures^	11/2016	(1,679,902)	(1,668,750)	11,152
131	JPPC	LME Aluminum Futures^	11/2016	(5,547,529)	(5,465,582)	81,947
35	JPPC	LME Aluminum Futures^	11/2016	(1,474,289)	(1,460,375)	13,914
9	JPPC	LME Aluminum Futures^	11/2016	(370,103)	(375,876)	(5,773)
134	JPPC	LME Aluminum Futures^	12/2016	(5,384,301)	(5,600,865)	(216,564)
183	JPPC	LME Aluminum Futures^	12/2016	(7,410,607)	(7,660,838)	(250,231)
3	JPPC	LME Copper Futures^	10/2016	(354,818)	(363,729)	(8,911)
20	JPPC	LME Copper Futures^	10/2016	(2,478,951)	(2,426,500)	52,451
2	JPPC	LME Copper Futures^	10/2016	(246,719)	(242,650)	4,069
7	JPPC	LME Copper Futures^	10/2016	(852,992)	(849,632)	3,360
13	JPPC	LME Copper Futures^	11/2016	(1,567,768)	(1,578,551)	(10,783)
21	JPPC	LME Copper Futures^	11/2016	(2,528,874)	(2,551,500)	(22,626)
4	JPPC	LME Copper Futures^	11/2016	(477,790)	(486,000)	(8,210)
44	JPPC	LME Copper Futures^	11/2016	(5,097,612)	(5,347,287)	(249,675)
23	JPPC	LME Copper Futures^	12/2016	(2,660,778)	(2,795,869)	(135,091)
76	JPPC	LME Copper Futures^	12/2016	(8,870,733)	(9,247,300)	(376,567)
5	JPPC	LME Lead Futures^	10/2016	(228,910)	(264,944)	(36,034)
8	JPPC	LME Lead Futures^	10/2016	(377,426)	(423,590)	(46,164)
3	JPPC	LME Lead Futures^	10/2016	(140,104)	(158,757)	(18,653)
4	JPPC	LME Lead Futures^	10/2016	(187,390)	(211,698)	(24,308)
5	JPPC	LME Lead Futures^	10/2016	(229,363)	(264,695)	(35,332)
5	JPPC	LME Lead Futures^	10/2016	(227,246)	(264,710)	(37,464)
5	JPPC	LME Lead Futures^	11/2016	(224,363)	(264,827)	(40,464)
10	JPPC	LME Lead Futures^	11/2016	(466,476)	(530,001)	(63,525)
19	JPPC	LME Lead Futures^	11/2016	(890,569)	(1,007,048)	(116,479)
7	JPPC	LME Lead Futures^	11/2016	(329,858)	(371,035)	(41,177)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	JPPC	LME Lead Futures^	11/2016	$(185,240)	$(212,090)	$(26,850)
15	JPPC	LME Lead Futures^	12/2016	(721,446)	(795,562)	(74,116)
4	JPPC	LME Lead Futures^	12/2016	(190,209)	(212,220)	(22,011)
3	JPPC	LME Lead Futures^	12/2016	(145,793)	(159,218)	(13,425)
35	JPPC	LME Lead Futures^	12/2016	(1,661,605)	(1,858,062)	(196,457)
5	JPPC	LME Nickel Futures^	10/2016	(292,127)	(315,888)	(23,761)
7	JPPC	LME Nickel Futures^	10/2016	(439,639)	(442,400)	(2,761)
8	JPPC	LME Nickel Futures^	10/2016	(514,056)	(505,782)	8,274
5	JPPC	LME Nickel Futures^	10/2016	(308,235)	(316,200)	(7,965)
4	JPPC	LME Nickel Futures^	10/2016	(248,270)	(252,974)	(4,704)
2	JPPC	LME Nickel Futures^	11/2016	(126,084)	(126,542)	(458)
6	JPPC	LME Nickel Futures^	11/2016	(387,705)	(379,831)	7,874
13	JPPC	LME Nickel Futures^	11/2016	(808,822)	(823,056)	(14,234)
15	JPPC	LME Nickel Futures^	11/2016	(917,506)	(949,732)	(32,226)
7	JPPC	LME Nickel Futures^	11/2016	(432,583)	(443,232)	(10,649)
10	JPPC	LME Nickel Futures^	11/2016	(593,676)	(633,429)	(39,753)
4	JPPC	LME Nickel Futures^	12/2016	(236,250)	(253,454)	(17,204)
6	JPPC	LME Nickel Futures^	12/2016	(363,135)	(380,592)	(17,457)
3	JPPC	LME Nickel Futures^	12/2016	(189,137)	(190,287)	(1,150)
12	JPPC	LME Zinc Futures^	10/2016	(633,509)	(713,100)	(79,591)
2	JPPC	LME Zinc Futures^	10/2016	(109,894)	(118,678)	(8,784)
6	JPPC	LME Zinc Futures^	10/2016	(332,085)	(355,500)	(23,415)
9	JPPC	LME Zinc Futures^	10/2016	(497,206)	(533,331)	(36,125)
2	JPPC	LME Zinc Futures^	11/2016	(113,095)	(118,662)	(5,567)
17	JPPC	LME Zinc Futures^	11/2016	(969,375)	(1,009,269)	(39,894)
17	JPPC	LME Zinc Futures^	11/2016	(963,008)	(1,009,481)	(46,473)
12	JPPC	LME Zinc Futures^	11/2016	(677,356)	(712,425)	(35,069)
10	JPPC	LME Zinc Futures^	11/2016	(570,546)	(593,563)	(23,017)
19	JPPC	LME Zinc Futures^	11/2016	(1,078,678)	(1,128,006)	(49,328)
2	JPPC	LME Zinc Futures^	12/2016	(116,528)	(118,791)	(2,263)
8	JPPC	LME Zinc Futures^	12/2016	(463,580)	(475,418)	(11,838)
2	JPPC	LME Zinc Futures^	12/2016	(114,620)	(118,940)	(4,320)
6	JPPC	LME Zinc Futures^	12/2016	(339,885)	(356,752)	(16,867)
44	JPPC	LME Zinc Futures^	12/2016	(2,487,323)	(2,617,175)	(129,852)
16	MSCL	WTI Crude Futures^	11/2016	(709,548)	(781,120)	(71,572)

				(82,871,364)	(85,662,349)	(2,790,985)

				$277,499,541	$276,178,392	$(1,321,149)

^	Represents positions held in the respective Subsidiary (Note 2).

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$810,402	$—	$810,402

DTBK
Investment Companies	730,308	—	730,308

GSCO
Cash	—	933,831	933,831

JPPC
Cash	—	5,889,721	5,889,721

MACQ
Investment Companies	1,260,727	—	1,260,727

MSCL
Cash	—	13,607,788	13,607,788

SOCG
Investment Companies	1,430,517	—	1,430,517

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.4%
Deutsche Bundesrepublik Inflation Linked Bond
1.91%, 4/15/2020	EUR	7,002,560	8,736,766
0.10%, 4/15/2023	EUR	4,033,146	4,965,281
0.10%, 4/15/2026	EUR	8,958,117	11,333,003
France Government Bond OAT
2.25%, 7/25/2020	EUR	6,459,269	8,309,971
0.10%, 7/25/2021	EUR	2,126,964	2,551,288
1.20%, 7/25/2022	EUR	2,600,184	3,340,740
0.26%, 7/25/2024	EUR	3,348,081	4,181,930
0.10%, 3/1/2025	EUR	3,112,989	3,832,973
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	6,520,920	10,027,137
0.13%, 3/22/2026	GBP	4,999,134	7,937,997

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $64,460,807)			65,217,086

U.S. TREASURY OBLIGATIONS - 25.0%
U.S. Treasury Inflation Protected Securities
0.13%, 4/15/2019		29,600,000	30,916,716
0.13%, 4/15/2020 (a)		32,100,000	33,629,777
0.13%, 7/15/2024		10,700,000	11,002,551
0.25%, 1/15/2025		14,000,000	14,487,742
0.38%, 7/15/2025		15,000,000	15,719,904

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,668,248)			105,756,690

		SHARES
SHORT-TERM INVESTMENTS - 53.7%
Investment Companies - 39.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (b)(c)		7,679,385	7,679,385
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (b)(c)		30,717,541	30,717,541
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (b)(c)(d)		72,925,337	72,925,337
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (b)(c)(d)		15,637,960	15,637,960
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (b)(c)		38,397,771	38,397,771

TOTAL INVESTMENT COMPANIES (Cost $165,357,994)			165,357,994

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 14.6%
U.S. Treasury Bill
0.48%, 11/25/2016 (c)(e)		1,688,000	1,687,588
0.48%, 12/1/2016 (c)(e)		1,106,000	1,105,671
0.43%, 1/26/2017 (c)(e)		2,719,000	2,716,566
0.44%, 2/9/2017 (c)(e)		32,417,000	32,377,484
0.45%, 2/16/2017 (c)(e)		1,926,000	1,923,525
0.48%, 3/2/2017 (e)		20,056,000	20,025,515
0.54%, 3/16/2017 (c)(e)		2,271,000	2,266,742

TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,075,786)			62,103,091

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS	VALUE ($)
TOTAL SHORT-TERM INVESTMENTS (Cost $227,433,780)	227,461,085

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.1% (Cost $394,562,835)	398,434,861
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9% (f)	24,936,399

NET ASSETS - 100.0%	423,371,260

(a)	All or a portion of the security pledged as collateral for futures contracts.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	The rate shown was the effective yield at the date of purchase.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Credit default swap contracts sell protection as of September 30, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 25.V1	5.000%	EUR	3.151%	21,020,000	$1,427,386	06/20/2021	$465,411
CITG	iTraxx Europe Crossover Series 26.V1	5.000%	EUR	3.298%	28,705,000	2,507,555	12/20/2021	75,552
CITG	iTraxx Europe Series 26.V1	1.000%	EUR	0.725%	106,250,000	1,714,052	12/20/2021	14,786
CITG	Markit CDX Emerging Market Index Series 26.V1	1.000%	USD	2.351%	15,750,000	(1,030,716)	12/20/2021	27,485
CITG	Markit CDX North America High Yield Index Series 26.V1	5.000%	USD	3.765%	4,035,000	44,551	06/20/2021	170,689
CITG	Markit CDX North America High Yield Index Series 27.V1	5.000%	USD	4.013%	21,515,000	828,536	12/20/2021	142,847
CITG	Markit CDX North America Investment Grade Index Series 27.V1	1.000%	USD	0.747%	119,375,000	1,267,115	12/20/2021	270,438

						$6,758,479		$1,167,208

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Forward effective interest rate swap contracts outstanding as of September 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	(1)	0.500%	CZK	70,000,000	$18,931	03/16/2022	$1,679
CITG	(1)	0.500%	CZK	47,000,000	12,911	03/16/2022	927
CITG	(1)	0.500%	CZK	36,000,000	9,811	03/16/2022	789
CITG	(1)	0.500%	CZK	69,000,000	19,311	03/16/2022	1,004
CITG	0.500%	(1)	CZK	10,000,000	(1,668)	03/16/2022	(1,276)
CITG	(2)	1.000%	HKD	37,000,000	(58,376)	03/16/2022	9,000
CITG	(2)	1.000%	HKD	37,000,000	(57,377)	03/16/2022	8,001
CITG	(2)	1.000%	HKD	37,000,000	(56,699)	03/16/2022	7,323
CITG	(2)	1.000%	HKD	37,000,000	(56,985)	03/16/2022	7,609
CITG	1.000%	(2)	HKD	3,000,000	5,532	03/16/2022	(1,528)
CITG	(3)	1.000%	HUF	900,000,000	(34,521)	03/16/2022	3,471
CITG	(3)	1.000%	HUF	900,000,000	(34,605)	03/16/2022	3,556
CITG	(3)	1.000%	HUF	900,000,000	(34,867)	03/16/2022	3,817
CITG	1.000%	(3)	HUF	100,000,000	4,860	03/16/2022	(1,410)
CITG	(4)	2.000%	PLN	13,000,000	12,603	03/16/2022	(11,742)
CITG	(4)	2.000%	PLN	14,000,000	13,505	03/16/2022	(12,577)
CITG	(4)	2.000%	PLN	11,000,000	10,756	03/16/2022	(10,027)
CITG	(4)	2.000%	PLN	12,000,000	11,661	03/16/2022	(10,865)
CITG	(4)	2.000%	PLN	11,000,000	10,362	03/16/2022	(9,633)
CITG	(4)	2.000%	PLN	14,000,000	13,185	03/16/2022	(12,257)
CITG	2.000%	(4)	PLN	1,000,000	420	03/16/2022	(486)
CITG	(5)	2.000%	SGD	14,000,000	127,008	03/16/2022	(32,035)
CITG	(5)	2.000%	SGD	3,000,000	14,260	03/16/2022	6,091
CITG	(5)	2.000%	SGD	13,000,000	42,848	03/16/2022	45,342
CITG	(5)	2.000%	SGD	8,000,000	62,801	03/16/2022	(8,531)
CITG	(5)	2.000%	SGD	8,000,000	63,119	03/16/2022	(8,849)
CITG	(5)	2.000%	SGD	9,000,000	69,998	03/16/2022	(8,944)
CITG	2.000%	(5)	SGD	3,000,000	(11,165)	03/16/2022	(9,187)
CITG	(6)	8.000%	ZAR	70,000,000	(12,010)	03/16/2022	61,520
CITG	(6)	8.000%	ZAR	50,000,000	(8,890)	03/16/2022	44,254
CITG	(6)	8.000%	ZAR	60,000,000	(10,361)	03/16/2022	52,798
CITG	(6)	8.000%	ZAR	50,000,000	(8,668)	03/16/2022	44,032
CITG	(6)	8.000%	ZAR	40,000,000	(6,911)	03/16/2022	35,202
CITG	(6)	8.000%	ZAR	60,000,000	(10,490)	03/16/2022	52,927
CITG	8.000%	(6)	ZAR	10,000,000	234	03/16/2022	(7,307)

					$120,523		$242,688

Interest rate swap contracts outstanding as of September 30, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter
CITI	(7)	1.255%	KRW*	8,000,000,000	$–	03/16/2022	$13,896
CITI	(7)	1.274%	KRW*	9,000,000,000	–	03/16/2022	23,114
CITI	(7)	1.318%	KRW*	13,000,000,000	–	03/16/2022	58,127
CITI	(7)	1.335%	KRW*	13,000,000,000	–	03/16/2022	68,080
CITI	(7)	1.200%	KRW*	2,000,000,000	–	09/15/2021	(1,812)
CITI	(7)	1.482%	KRW*	1,000,000,000	–	09/15/2021	11,446
CITI	(7)	1.498%	KRW*	11,000,000,000	–	09/15/2021	133,382
CITI	(7)	1.503%	KRW*	1,000,000,000	–	09/15/2021	12,367
CITI	(7)	1.530%	KRW*	11,000,000,000	–	09/15/2021	149,041
CITI	(7)	1.539%	KRW*	11,000,000,000	–	09/15/2021	153,137
CITI	(7)	1.540%	KRW*	11,000,000,000	–	09/15/2021	153,860
CITI	(7)	1.543%	KRW*	11,000,000,000	–	09/15/2021	155,065
CITI	(7)	1.545%	KRW*	1,000,000,000	–	09/15/2021	14,207

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter(continued)
CITI	1.183%	(7)	KRW*	1,000,000,000	$–	09/15/2021	$1,673
CITI	1.193%	(7)	KRW*	2,000,000,000	–	09/15/2021	2,469
CITI	1.215%	(7)	KRW*	1,000,000,000	–	09/15/2021	249
CITI	1.230%	(7)	KRW*	1,000,000,000	–	09/15/2021	(408)
CITI	1.260%	(7)	KRW*	9,000,000,000	–	09/15/2021	(15,498)
CITI	1.280%	(7)	KRW*	8,000,000,000	–	09/15/2021	(20,785)
CITI	1.320%	(7)	KRW*	13,000,000,000	–	09/15/2021	(56,554)
CITI	1.330%	(7)	KRW*	12,000,000,000	–	09/15/2021	(57,460)
CITI	1.336%	(7)	KRW*	1,000,000,000	–	09/15/2021	(5,060)
CITI	1.340%	(7)	KRW*	1,000,000,000	–	03/16/2022	(5,456)
CITI	1.343%	(7)	KRW*	5,000,000,000	–	09/15/2021	(26,679)
CITI	1.455%	(7)	KRW*	1,000,000,000	–	09/15/2021	(10,264)
CITI	1.470%	(7)	KRW*	2,000,000,000	–	09/15/2021	(21,842)
CITI	1.495%	(7)	KRW*	1,000,000,000	–	09/15/2021	(12,016)
CITI	1.513%	(7)	KRW*	2,000,000,000	–	09/15/2021	(25,565)
CITI	1.518%	(7)	KRW*	1,000,000,000	–	09/15/2021	(13,001)

					$–		$677,713

*	Non-deliverable swap (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	6 Month Warsaw Interbank Offered Rate
(5)	6 Month Singapore Interbank Offered Rate
(6)	3 Month Johannesburg Interbank Agreed Rate
(7)	3 Month Korean Certificate of Deposit

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	Bovespa Index October Futures	10/2016	BRL	9,539,301	$(44,922)
CITI	Coffee ‘C’ December Futures^	11/2016	USD	646,088	35,887
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	115,519	(1,856)
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	229,673	(2,348)
CITI	Corn December Futures^	11/2016	USD	304,516	(18,279)
DTBK	Corn December Futures^	11/2016	USD	449,366	(28,429)
SOCG	Corn December Futures^	11/2016	USD	1,726,981	(127,418)
MACQ	Corn December Futures^	11/2016	USD	1,211,514	(66,564)
MLIN	Corn December Futures^	12/2016	USD	135,938	(1,238)
CITI	Cotton No. 2 December Futures^	11/2016	USD	1,474,563	91,277
DTBK	Cotton No. 2 December Futures^	11/2016	USD	36,360	(2,320)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	487,458	(10,898)
SOCG	Cotton No. 2 December Futures^	11/2016	USD	(61,374)	(1,082)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	(275,731)	(8,770)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	275,731	30,629
BANA	Hang Seng Index October Futures	10/2016	HKD	1,175,238	(1,236)
JPMC	Hang Seng Index October Futures	10/2016	HKD	4,689,138	(3,419)
MSCS	Hang Seng Index October Futures	10/2016	HKD	1,181,009	(1,980)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Hard Red Winter Wheat December Futures^	11/2016	USD	66,782	$(4,457)
BANA	H-SHARES Index October Futures	10/2016	HKD	45,575,913	(58,770)
GSIN	H-SHARES Index October Futures	10/2016	HKD	8,731,008	(11,732)
JPMC	H-SHARES Index October Futures	10/2016	HKD	5,849,784	(11,576)
MSCS	H-SHARES Index October Futures	10/2016	HKD	4,369,769	(6,416)
JPMC	KOSPI Index 200 December Futures	12/2016	KRW	130,709,950	(1,469)
MSCS	KOSPI Index 200 December Futures	12/2016	KRW	5,480,661,458	(53,508)
DTBK	Lean Hogs December Futures^	12/2016	USD	67,504	(14,734)
SOCG	Lean Hogs December Futures^	12/2016	USD	157,310	(34,180)
MACQ	Lean Hogs December Futures^	12/2016	USD	(229,192)	17,006
MACQ	Lean Hogs December Futures^	12/2016	USD	800,986	(185,336)
MLIN	Lean Hogs December Futures^	12/2016	USD	471,580	(102,190)
DTBK	Lean Hogs October Futures^	10/2016	USD	(71,349)	14,960
DTBK	Lean Hogs October Futures^	10/2016	USD	71,349	(12,519)
SOCG	Lean Hogs October Futures^	10/2016	USD	428,682	(114,922)
SOCG	Lean Hogs October Futures^	10/2016	USD	(428,682)	71,226
MACQ	Lean Hogs October Futures^	10/2016	USD	964,568	(278,218)
MACQ	Lean Hogs October Futures^	10/2016	USD	(964,568)	187,771
MLIN	Lean Hogs October Futures^	10/2016	USD	574,790	(162,980)
MLIN	Lean Hogs October Futures^	10/2016	USD	(574,790)	102,520
DTBK	Live Cattle December Futures^	12/2016	USD	1,551,841	(69,991)
SOCG	Live Cattle December Futures^	12/2016	USD	82,018	(1,918)
MLIN	Live Cattle December Futures^	12/2016	USD	43,530	(3,480)
DTBK	Live Cattle October Futures^	10/2016	USD	1,683,414	(219,694)
DTBK	Live Cattle October Futures^	10/2016	USD	(1,683,414)	60,624
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	240,630	(1,440)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	1,618,285	(12,295)
MSCS	MSCI Taiwan Stock Index October Futures	10/2016	USD	2,485,367	(25,127)
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	407,430	(9,484)
MSCS	SGX S&P CNX Nifty Index October Futures	10/2016	USD	405,411	(7,465)
SOCG	Soybean January Futures^	12/2016	USD	2,468,689	(22,601)
MACQ	Soybean January Futures^	12/2016	USD	343,116	(7,378)
CITI	Soybean Meal December Futures^	11/2016	USD	134,784	(14,944)
MACQ	Soybean Meal December Futures^	11/2016	USD	67,265	(7,345)
CITI	Soybean November Futures^	10/2016	USD	2,795,531	(219,731)
CITI	Soybean November Futures^	10/2016	USD	(2,795,531)	298,675
SOCG	Soybean November Futures^	10/2016	USD	2,656,449	(223,749)
SOCG	Soybean November Futures^	10/2016	USD	(2,656,449)	24,281
MACQ	Soybean November Futures^	10/2016	USD	2,659,613	(226,913)
MACQ	Soybean November Futures^	10/2016	USD	(2,659,613)	247,866
CITI	Soybean Oil December Futures^	11/2016	USD	101,481	(1,161)
SOCG	Soybean Oil December Futures^	11/2016	USD	933,884	29,188
MACQ	Soybean Oil December Futures^	11/2016	USD	200,322	318
MLIN	Soybean Oil December Futures^	12/2016	USD	40,104	24
MSCS	Swiss Market Index December Futures	12/2016	CHF	2,957,423	(37,404)
MSCS	Taiwan Stock Exchange October Futures	10/2016	TWD	21,896,566	501
DTBK	Wheat December Futures^	11/2016	USD	20,308	(208)
MACQ	Wheat December Futures^	11/2016	USD	319,754	1,846

					$(1,271,495)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
166	GSCO	Brent Crude Futures^	11/2016	$8,057,333	$8,424,500	$367,167
6	MSCL	Cocoa Futures^	12/2016	184,995	165,660	(19,335)
33	MSCL	Coffee ‘C’ Futures^	12/2016	1,809,138	1,875,432	66,294
98	MSCL	Corn Futures^	12/2016	1,658,920	1,650,075	(8,845)
2	MSCL	Cotton No. 2 Futures^	12/2016	71,803	68,080	(3,723)
5	MSCL	Feeder Cattle Futures^	01/2017	307,807	292,062	(15,745)
33	GSCO	Gas Oil Futures^	12/2016	1,393,284	1,479,225	85,941
75	MSCL	Gasoline RBOB Futures^	11/2016	4,312,541	4,518,990	206,449
92	MSCL	Gold 100 OZ Futures^	12/2016	12,494,462	12,117,320	(377,142)
5	MSCL	Hard Red Winter Wheat Futures^	12/2016	109,200	103,875	(5,325)
21	MSCL	Heating Oil ULSD Futures^	11/2016	1,325,656	1,365,600	39,944
4	MSCL	Lean Hogs Futures^	12/2016	91,241	70,360	(20,881)
52	MSCL	Live Cattle Futures^	12/2016	2,188,226	2,082,600	(105,626)
7	JPPC	LME Aluminum Futures^	10/2016	288,817	291,331	2,514
16	JPPC	LME Aluminum Futures^	10/2016	672,683	665,900	(6,783)
4	JPPC	LME Aluminum Futures^	10/2016	162,810	166,511	3,701
8	JPPC	LME Aluminum Futures^	10/2016	320,024	333,272	13,248
8	JPPC	LME Aluminum Futures^	11/2016	326,150	333,492	7,342
8	JPPC	LME Aluminum Futures^	11/2016	331,187	333,622	2,435
10	JPPC	LME Aluminum Futures^	11/2016	412,304	417,135	4,831
13	JPPC	LME Aluminum Futures^	11/2016	539,174	542,308	3,134
14	JPPC	LME Aluminum Futures^	11/2016	589,915	584,062	(5,853)
8	JPPC	LME Aluminum Futures^	11/2016	338,741	333,776	(4,965)
10	JPPC	LME Aluminum Futures^	11/2016	420,793	417,250	(3,543)
3	JPPC	LME Aluminum Futures^	11/2016	123,120	125,292	2,172
21	JPPC	LME Aluminum Futures^	12/2016	847,926	877,747	29,821
8	JPPC	LME Aluminum Futures^	12/2016	317,820	334,692	16,872
2	JPPC	LME Aluminum Futures^	12/2016	78,405	83,718	5,313
18	JPPC	LME Aluminum Futures^	12/2016	705,424	753,660	48,236
4	JPPC	LME Aluminum Futures^	12/2016	158,612	167,503	8,891
245	JPPC	LME Aluminum Futures^	12/2016	10,240,667	10,256,312	15,645
1	JPPC	LME Aluminum Futures^	12/2016	40,414	41,850	1,436
29	JPPC	LME Copper Futures^	12/2016	3,497,814	3,528,575	30,761
2	JPPC	LME Lead Futures^	10/2016	91,800	105,977	14,177
1	JPPC	LME Lead Futures^	10/2016	47,136	52,949	5,813
1	JPPC	LME Lead Futures^	10/2016	45,253	52,945	7,692
2	JPPC	LME Lead Futures^	11/2016	92,022	105,965	13,943
2	JPPC	LME Lead Futures^	11/2016	91,512	105,989	14,477
1	JPPC	LME Lead Futures^	11/2016	45,930	52,997	7,067

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	JPPC	LME Lead Futures^	11/2016	$93,471	$106,000	$12,529
3	JPPC	LME Lead Futures^	11/2016	140,879	159,008	18,129
4	JPPC	LME Lead Futures^	11/2016	189,381	212,020	22,639
3	JPPC	LME Lead Futures^	12/2016	144,007	159,112	15,105
1	JPPC	LME Lead Futures^	12/2016	47,827	53,055	5,228
2	JPPC	LME Lead Futures^	12/2016	95,405	106,140	10,735
31	JPPC	LME Lead Futures^	12/2016	1,439,621	1,645,712	206,091
2	JPPC	LME Lead Futures^	12/2016	100,006	106,175	6,169
1	JPPC	LME Nickel Futures^	10/2016	58,887	63,177	4,290
3	JPPC	LME Nickel Futures^	10/2016	187,325	189,600	2,275
3	JPPC	LME Nickel Futures^	10/2016	193,466	189,669	(3,797)
1	JPPC	LME Nickel Futures^	10/2016	63,472	63,247	(225)
1	JPPC	LME Nickel Futures^	11/2016	65,292	63,292	(2,000)
2	JPPC	LME Nickel Futures^	11/2016	129,044	126,610	(2,434)
2	JPPC	LME Nickel Futures^	11/2016	124,244	126,617	2,373
2	JPPC	LME Nickel Futures^	11/2016	124,248	126,624	2,376
2	JPPC	LME Nickel Futures^	11/2016	122,904	126,631	3,727
3	JPPC	LME Nickel Futures^	11/2016	186,017	189,957	3,940
1	JPPC	LME Nickel Futures^	11/2016	59,298	63,343	4,045
1	JPPC	LME Nickel Futures^	12/2016	59,162	63,363	4,201
38	JPPC	LME Nickel Futures^	12/2016	2,361,368	2,410,416	49,048
3	JPPC	LME Nickel Futures^	12/2016	191,527	190,339	(1,188)
1	JPPC	LME Zinc Futures^	10/2016	52,946	59,425	6,479
1	JPPC	LME Zinc Futures^	11/2016	57,028	59,368	2,340
2	JPPC	LME Zinc Futures^	11/2016	112,924	118,737	5,813
4	JPPC	LME Zinc Futures^	11/2016	228,662	237,425	8,763
3	JPPC	LME Zinc Futures^	11/2016	171,241	178,107	6,866
32	JPPC	LME Zinc Futures^	12/2016	1,767,448	1,903,400	135,952
1	JPPC	LME Zinc Futures^	12/2016	58,669	59,437	768
42	MSCL	Natural Gas Futures^	11/2016	1,311,943	1,315,440	3,497
64	MSCL	Silver Futures^	12/2016	6,505,287	6,148,480	(356,807)
35	MSCL	Soybean Futures^	01/2017	1,712,345	1,678,688	(33,657)
11	MSCL	Soybean Meal Futures^	12/2016	359,024	329,560	(29,464)
83	MSCL	Soybean Oil Futures^	12/2016	1,599,494	1,665,312	65,818
189	MSCL	Sugar #11 (World Markets) Futures^	02/2017	4,396,218	4,868,640	472,422
67	MSCL	Wheat Futures^	12/2016	1,461,804	1,346,700	(115,104)
116	MSCL	WTI Crude Futures^	11/2016	5,590,859	5,663,120	72,261
5	BARC	Amsterdam Index Futures	10/2016	508,967	507,867	(1,100)
48	BARC	CAC40 Index Futures	10/2016	2,390,131	2,395,971	5,840
16	BARC	DAX Index Futures	12/2016	4,690,558	4,723,687	33,129

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
42	BARC	E-Mini Russell 2000 Futures	12/2016	$5,168,841	$5,242,860	$74,019
222	BARC	Euro Stoxx 50 Index Futures	12/2016	7,390,422	7,466,548	76,126
96	BARC	FTSE 100 Index Futures	12/2016	8,333,233	8,532,814	199,581
25	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	851,270	836,710	(14,560)
14	BARC	Hang Seng Index Futures	10/2016	2,118,649	2,103,953	(14,696)
12	BARC	H-SHARES Index Futures	10/2016	752,003	742,613	(9,390)
8	BARC	IBEX 35 Index Futures	10/2016	790,954	787,477	(3,477)
31	BARC	MSCI Taiwan Stock Index Futures	10/2016	1,073,792	1,059,270	(14,522)
551	BARC	S&P 500 E-Mini Futures	12/2016	59,071,783	59,519,020	447,237
38	BARC	S&P MID 400 E-Mini Futures	12/2016	5,861,256	5,888,480	27,224
15	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	1,942,783	1,955,563	12,780
63	BARC	SGX S&P CNX Nifty Index Futures	10/2016	1,106,854	1,090,026	(16,828)
28	BARC	SPI 200 Index Futures	12/2016	2,827,746	2,901,594	73,848
77	BARC	TOPIX Index Futures	12/2016	10,136,229	10,045,954	(90,275)
9	GSCO	10-Year Japanese Government Bond Futures	12/2016	13,516,895	13,520,635	3,740
64	JPMS	Australia 10-Year Bond Futures	12/2016	6,640,151	6,711,384	71,233
87	GSCO	Canadian 10-Year Bond Futures	12/2016	9,703,996	9,742,780	38,784
631	GSCO	Euro-Bund Futures	12/2016	116,675,578	117,453,767	778,189
1,523	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	199,913,949	199,703,375	(210,574)

				547,859,842	550,382,903	2,523,061

Short Contracts:
7	JPPC	LME Aluminum Futures^	10/2016	(289,433)	(291,331)	(1,898)
16	JPPC	LME Aluminum Futures^	10/2016	(669,953)	(665,900)	4,053
4	JPPC	LME Aluminum Futures^	10/2016	(161,347)	(166,511)	(5,164)
8	JPPC	LME Aluminum Futures^	10/2016	(320,798)	(333,272)	(12,474)
8	JPPC	LME Aluminum Futures^	11/2016	(327,976)	(333,492)	(5,516)
8	JPPC	LME Aluminum Futures^	11/2016	(329,980)	(333,622)	(3,642)
10	JPPC	LME Aluminum Futures^	11/2016	(412,475)	(417,134)	(4,659)
13	JPPC	LME Aluminum Futures^	11/2016	(536,868)	(542,308)	(5,440)
14	JPPC	LME Aluminum Futures^	11/2016	(587,966)	(584,063)	3,903
8	JPPC	LME Aluminum Futures^	11/2016	(338,780)	(333,776)	5,004
10	JPPC	LME Aluminum Futures^	11/2016	(423,600)	(417,249)	6,351
3	JPPC	LME Aluminum Futures^	11/2016	(123,368)	(125,292)	(1,924)
21	JPPC	LME Aluminum Futures^	12/2016	(843,808)	(877,747)	(33,939)
8	JPPC	LME Aluminum Futures^	12/2016	(317,093)	(334,692)	(17,599)
2	JPPC	LME Aluminum Futures^	12/2016	(78,368)	(83,718)	(5,350)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
18	JPPC	LME Aluminum Futures^	12/2016	$(706,711)	$(753,660)	$(46,949)
4	JPPC	LME Aluminum Futures^	12/2016	(157,481)	(167,503)	(10,022)
65	JPPC	LME Aluminum Futures^	12/2016	(2,593,657)	(2,721,062)	(127,405)
1	JPPC	LME Aluminum Futures^	12/2016	(40,047)	(41,850)	(1,803)
2	JPPC	LME Lead Futures^	10/2016	(91,794)	(105,977)	(14,183)
1	JPPC	LME Lead Futures^	10/2016	(47,248)	(52,949)	(5,701)
1	JPPC	LME Lead Futures^	10/2016	(45,218)	(52,945)	(7,727)
2	JPPC	LME Lead Futures^	11/2016	(91,394)	(105,965)	(14,571)
2	JPPC	LME Lead Futures^	11/2016	(91,195)	(105,988)	(14,793)
1	JPPC	LME Lead Futures^	11/2016	(45,635)	(52,997)	(7,362)
2	JPPC	LME Lead Futures^	11/2016	(93,295)	(106,000)	(12,705)
3	JPPC	LME Lead Futures^	11/2016	(140,616)	(159,007)	(18,391)
4	JPPC	LME Lead Futures^	11/2016	(189,240)	(212,020)	(22,780)
3	JPPC	LME Lead Futures^	12/2016	(144,289)	(159,112)	(14,823)
1	JPPC	LME Lead Futures^	12/2016	(47,552)	(53,055)	(5,503)
2	JPPC	LME Lead Futures^	12/2016	(95,590)	(106,140)	(10,550)
9	JPPC	LME Lead Futures^	12/2016	(432,791)	(477,787)	(44,996)
2	JPPC	LME Lead Futures^	12/2016	(101,332)	(106,175)	(4,843)
1	JPPC	LME Nickel Futures^	10/2016	(59,158)	(63,178)	(4,020)
3	JPPC	LME Nickel Futures^	10/2016	(188,417)	(189,600)	(1,183)
3	JPPC	LME Nickel Futures^	10/2016	(192,771)	(189,668)	3,103
1	JPPC	LME Nickel Futures^	10/2016	(63,115)	(63,247)	(132)
1	JPPC	LME Nickel Futures^	11/2016	(64,918)	(63,292)	1,626
2	JPPC	LME Nickel Futures^	11/2016	(129,235)	(126,610)	2,625
2	JPPC	LME Nickel Futures^	11/2016	(123,715)	(126,617)	(2,902)
2	JPPC	LME Nickel Futures^	11/2016	(124,434)	(126,624)	(2,190)
2	JPPC	LME Nickel Futures^	11/2016	(122,334)	(126,631)	(4,297)
3	JPPC	LME Nickel Futures^	11/2016	(186,233)	(189,957)	(3,724)
1	JPPC	LME Nickel Futures^	11/2016	(59,368)	(63,343)	(3,975)
1	JPPC	LME Nickel Futures^	12/2016	(59,063)	(63,364)	(4,301)
4	JPPC	LME Nickel Futures^	12/2016	(250,688)	(253,728)	(3,040)
3	JPPC	LME Nickel Futures^	12/2016	(190,173)	(190,340)	(167)
1	JPPC	LME Zinc Futures^	10/2016	(52,832)	(59,425)	(6,593)
1	JPPC	LME Zinc Futures^	11/2016	(56,973)	(59,369)	(2,396)
2	JPPC	LME Zinc Futures^	11/2016	(112,395)	(118,737)	(6,342)
4	JPPC	LME Zinc Futures^	11/2016	(228,639)	(237,425)	(8,786)
3	JPPC	LME Zinc Futures^	11/2016	(170,318)	(178,107)	(7,789)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Zinc Futures^	12/2016	$(58,473)	$(59,437)	$(964)

				(13,410,150)	(13,928,998)	(518,848)

				$534,449,692	$536,453,905	$2,004,213

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	20,280,800	$6,049,681	$6,092,512	$42,831
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	30,421,200	9,074,532	9,138,765	64,233
Swiss Franc, Expiring 12/21/16	CITI	CHF	18,000	18,509	18,619	110
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	396,400	59,357	59,373	16
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	10,749,800	1,599,967	1,602,988	3,021
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	594,600	89,036	89,059	23
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	14,719,200	2,190,677	2,194,899	4,222
Euro, Expiring 12/21/16	CITI	EUR	1,343,600	1,513,748	1,514,943	1,195
Euro, Expiring 12/21/16	JPMC	EUR	2,015,400	2,270,625	2,272,413	1,788
British Pound, Expiring 12/21/16	CITI	GBP	1,886,319	2,505,243	2,449,048	(56,195)
British Pound, Expiring 12/21/16	JPMC	GBP	532,803	697,264	691,750	(5,514)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	4,759,400	614,289	614,105	(184)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	1,308,600	168,895	168,848	(47)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	1,467,917,200	5,319,675	5,356,593	36,918
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	2,143,237,800	7,765,064	7,820,912	55,848
Indian Rupee, Expiring 12/21/16*	CITI	INR	358,295,600	5,282,264	5,309,686	27,422
Indian Rupee, Expiring 12/21/16*	JPMC	INR	537,443,400	7,923,404	7,964,525	41,121
Korean Won, Expiring 12/21/16*	CITI	KRW	7,372,744,800	6,649,321	6,691,365	42,044

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 12/21/16*	JPMC	KRW	11,059,117,199	$9,973,990	$10,037,045	$63,055
Mexican Peso, Expiring 12/21/16	CITI	MXN	108,058,400	5,673,059	5,523,954	(149,105)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	162,087,600	8,509,618	8,285,932	(223,686)
Poland Zloty, Expiring 12/21/16	CITI	PLN	25,109,600	6,509,854	6,556,656	46,802
Poland Zloty, Expiring 12/21/16	JPMC	PLN	37,664,400	9,764,796	9,834,984	70,188
Turkish Lira, Expiring 12/21/16	CITI	TRY	23,410,800	7,776,180	7,678,129	(98,051)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	35,116,200	11,664,293	11,517,192	(147,101)
South African Rand, Expiring 12/21/16	CITI	ZAR	60,050,401	4,159,833	4,308,729	148,896
South African Rand, Expiring 12/21/16	JPMC	ZAR	90,075,601	6,239,690	6,463,094	223,404

				$130,062,864	$130,256,118	$193,254

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(40,800)	$(12,317)	$(12,257)	$60
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(61,200)	(18,475)	(18,385)	90
Swiss Franc, Expiring 12/21/16	CITI	CHF	(74,000)	(76,480)	(76,546)	(66)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(111,000)	(114,717)	(114,818)	(101)
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	(396,400)	(59,339)	(59,373)	(34)
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	(2,505,000)	(371,700)	(373,540)	(1,840)
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	(594,600)	(89,002)	(89,059)	(57)
Euro, Expiring 12/21/16	CITI	EUR	(37,405,607)	(42,145,743)	(42,175,756)	(30,013)
Euro, Expiring 12/21/16	JPMC	EUR	(56,108,407)	(63,218,532)	(63,263,632)	(45,100)
British Pound, Expiring 12/21/16	CITI	GBP	(6,462,592)	(8,490,667)	(8,390,525)	100,142
British Pound, Expiring 12/21/16	JPMC	GBP	(9,693,888)	(12,735,985)	(12,585,787)	150,198
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(3,312,000)	(427,249)	(427,347)	(98)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(4,968,000)	(640,872)	(641,020)	(148)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(42,429,800)	(154,159)	(154,831)	(672)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(34,840,200)	(126,528)	(127,136)	(608)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(25,473,000)	(373,229)	(377,492)	(4,263)
Korean Won, Expiring 12/21/16*	CITI	KRW	(583,132,000)	(521,936)	(529,239)	(7,303)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(874,698,000)	(782,902)	(793,859)	(10,957)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(27,712,800)	(1,432,039)	(1,416,682)	15,357

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(41,569,200)	$(2,148,023)	$(2,125,021)	$23,002
Poland Zloty, Expiring 12/21/16	CITI	PLN	(7,795,800)	(2,012,053)	(2,035,650)	(23,597)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(10,978,200)	(2,831,860)	(2,866,644)	(34,784)
Turkish Lira, Expiring 12/21/16	CITI	TRY	(6,399,400)	(2,114,811)	(2,098,836)	15,975
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(2,940,600)	(974,081)	(964,440)	9,641
South African Rand, Expiring 12/21/16	CITI	ZAR	(6,388,600)	(435,614)	(458,394)	(22,780)
South African Rand, Expiring 12/21/16	JPMC	ZAR	(4,880,400)	(333,525)	(350,177)	(16,652)

				(142,641,838)	(142,526,446)	115,392

				$(12,578,974)	$(12,270,328)	$308,646

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(80,000)	$—	$(80,000)

BARC
Cash	—	4,999,797	4,999,797

CITG
Cash	—	5,925,791	5,925,791

CITI
Investment Companies	940,296	—	940,296

GSCO
Cash	—	(900,274)	(900,274)
U.S. Treasury Inflation Protected Securities	—	2,160,828	2,160,828

GSIN
Investment Companies	120,010	—	120,010

JPMC
Investment Companies	12,720,000	—	12,720,000

JPMS
Cash	—	167,282	167,282

MSCL
Cash	—	(429,506)	(429,506)
U.S. Treasury Inflation Protected Securities	—	2,330,106	2,330,106

MSCS
Investment Companies	2,503,187	—	2,503,187

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
DTBK
Investment Companies	$290,287	$—	$290,287

GSCO
Cash	—	388,209	388,209

JPPC
Cash	—	1,347,661	1,347,661

MACQ
Investment Companies	510,126	—	510,126

MLIN
Investment Companies	40,433	—	40,433

MSCL
Cash	—	2,917,854	2,917,854

SOCG
Investment Companies	810,199	—	810,199

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 21.6%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/2020	EUR	1,488,044	1,856,563
0.10%, 4/15/2023	EUR	827,312	1,018,519
0.10%, 4/15/2026	EUR	1,912,407	2,419,405
France Government Bond OAT
2.25%, 7/25/2020	EUR	1,340,603	1,724,711
0.10%, 7/25/2021	EUR	405,136	485,959
1.20%, 7/25/2022	EUR	541,705	695,987
0.26%, 7/25/2024	EUR	608,742	760,351
0.10%, 3/1/2025	EUR	602,514	741,866
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,456,325	2,239,373
0.13%, 3/22/2026	GBP	1,122,242	1,781,980

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $13,518,871)			13,724,714

U.S. TREASURY OBLIGATIONS - 36.6%
U.S. Treasury Inflation Protected Securities
0.13%, 4/15/2019 (a)		6,540,000	6,830,923
0.13%, 4/15/2020 (a)		7,100,000	7,438,362
0.13%, 7/15/2024		2,370,000	2,437,014
0.25%, 1/15/2025		3,000,000	3,104,516
0.38%, 7/15/2025		3,230,000	3,385,019

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,699,455)			23,195,834

		SHARES
SHORT-TERM INVESTMENTS - 56.5%
Investment Companies - 41.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (b)(c)		240,257	240,257
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (b)(c)		961,028	961,028
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (b)(c)(d)		23,074,774	23,074,774
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (b)(c)		550,215	550,215
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (b)(c)		1,201,286	1,201,286

TOTAL INVESTMENT COMPANIES (Cost $26,027,560)			26,027,560

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 15.5%
U.S. Treasury Bill
0.37%, 11/17/2016 (e)		1,065,000	1,064,767
0.37%, 11/17/2016 (c)(e)		1,921,000	1,920,579
0.48%, 11/25/2016 (c)(e)		250,000	249,939
0.43%, 1/26/2017 (c)(e)		1,428,000	1,426,722
0.43%, 1/26/2017(e)		2,107,000	2,105,114
0.39%, 2/2/2017 (e)		904,000	902,993

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.48%, 3/2/2017 (e)	2,162,000	2,158,714

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,824,883)		9,828,828

TOTAL SHORT-TERM INVESTMENTS (Cost $35,852,443)		35,856,388

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 114.7% (Cost $72,070,769)		72,776,936
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7%) (f)		(9,306,575)

NET ASSETS - 100.0%		63,470,361

(a)	On 9/30/2016, securities valued at $14,269,285 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	The rate shown was the effective yield at the date of purchase.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Reverse repurchase agreements at September 30, 2016:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BONY	09/06/2016	0.65%	10/13/2016	$12,623,200
BONY	09/08/2016	0.67%	10/13/2016	206,000
BONY	09/22/2016	0.67%	10/13/2016	1,238,625

				$14,067,825

The Weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2016 was $9,973,887 at a net weighted average interest rate of 0.553%

See Notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index October Futures	10/2016	BRL	2,976,146	$(12,614)
CITI	Coffee ‘C’ December Futures^	11/2016	USD	215,362	11,963
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	59,494	(2,663)
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	56,897	(66)
CITI	Corn December Futures^	11/2016	USD	205,535	(3,485)
DTBK	Corn December Futures^	11/2016	USD	179,666	(11,291)
SOCG	Corn December Futures^	11/2016	USD	327,181	(24,106)
MACQ	Corn December Futures^	11/2016	USD	154,224	(2,687)
CITI	Cotton No. 2 December Futures^	11/2016	USD	298,005	8,355
SOCG	Cotton No. 2 December Futures^	11/2016	USD	180,623	(10,424)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	(30,405)	(620)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	64,602	3,478
BANA	Hang Seng Index October Futures	10/2016	HKD	1,175,238	(1,236)
MACQ	Hard Red Winter Wheat December Futures^	11/2016	USD	21,062	(287)
BANA	H-SHARES Index October Futures	10/2016	HKD	12,122,671	(15,813)
GSIN	H-SHARES Index October Futures	10/2016	HKD	6,791,250	(9,185)
BANA	KOSPI Index 200 December Futures	12/2016	KRW	521,103,200	(4,321)
GSIN	KOSPI Index 200 December Futures	12/2016	KRW	129,901,100	(722)
DTBK	Lean Hogs December Futures^	12/2016	USD	87,326	(16,966)
SOCG	Lean Hogs December Futures^	12/2016	USD	90,368	(20,008)
MACQ	Lean Hogs December Futures^	12/2016	USD	182,826	(42,106)
DTBK	Lean Hogs October Futures^	10/2016	USD	76,948	(18,118)
DTBK	Lean Hogs October Futures^	10/2016	USD	(76,948)	15,096
SOCG	Lean Hogs October Futures^	10/2016	USD	(138,620)	23,860
SOCG	Lean Hogs October Futures^	10/2016	USD	138,620	(40,570)
MACQ	Lean Hogs October Futures^	10/2016	USD	219,726	(62,846)
MACQ	Lean Hogs October Futures^	10/2016	USD	(219,726)	42,654
DTBK	Live Cattle December Futures^	12/2016	USD	293,129	(12,779)
SOCG	Live Cattle December Futures^	12/2016	USD	84,409	(4,309)
DTBK	Live Cattle October Futures^	10/2016	USD	318,628	(41,708)
DTBK	Live Cattle October Futures^	10/2016	USD	(318,628)	10,986
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	34,376	(206)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	1,174,399	(12,619)
GSIN	SGX S&P CNX Nifty Index October Futures	10/2016	USD	12,122,671	(10,158)
CITI	Soybean January Futures^	12/2016	USD	241,622	(1,810)
SOCG	Soybean January Futures^	12/2016	USD	47,486	477
MACQ	Soybean January Futures^	12/2016	USD	392,082	(8,382)
CITI	Soybean Meal December Futures^	11/2016	USD	105,296	(15,416)
CITI	Soybean November Futures^	10/2016	USD	674,684	(54,584)
CITI	Soybean November Futures^	10/2016	USD	(674,684)	48,416
DTBK	Soybean November Futures^	10/2016	USD	53,616	(5,916)
DTBK	Soybean November Futures^	10/2016	USD	(53,616)	5,338
SOCG	Soybean November Futures^	10/2016	USD	53,031	(5,331)
SOCG	Soybean November Futures^	10/2016	USD	(53,031)	(486)
MACQ	Soybean November Futures^	10/2016	USD	(468,278)	13,698
MACQ	Soybean November Futures^	10/2016	USD	468,278	(38,978)
CITI	Soybean Oil December Futures^	11/2016	USD	40,458	(330)
DTBK	Soybean Oil December Futures^	11/2016	USD	40,446	(318)
SOCG	Soybean Oil December Futures^	11/2016	USD	292,895	8,065
MACQ	Soybean Oil December Futures^	11/2016	USD	39,288	840
GSIN	SwissMarket Index December Futures	12/2016	CHF	1,067,603	(13,143)
GSIN	Taiwan Stock Exchange October Futures	10/2016	TWD	10,915,448	1,296
DTBK	Wheat December Futures^	11/2016	USD	20,308	(208)
MACQ	Wheat December Futures^	11/2016	USD	60,014	286

					$(332,007)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
47	GSCO	Brent Crude Futures^	11/2016	$2,286,097	$2,385,250	$99,153
2	MSCL	Cocoa Futures^	12/2016	60,105	55,220	(4,885)
8	MSCL	Coffee ‘C’ Futures^	12/2016	440,830	454,650	13,820
40	MSCL	Corn Futures^	12/2016	685,668	673,500	(12,168)
3	MSCL	Cotton No. 2 Futures^	12/2016	106,282	102,120	(4,162)
2	MSCL	Feeder Cattle Futures^	01/2017	124,939	116,825	(8,114)
22	MSCL	Gasoline RBOB Futures^	11/2016	1,258,605	1,325,570	66,965
27	MSCL	Gold 100 OZ Futures^	12/2016	3,650,487	3,556,170	(94,317)
2	MSCL	Hard Red Winter Wheat Futures^	12/2016	43,005	41,550	(1,455)
6	MSCL	Heating Oil ULSD Futures^	11/2016	378,759	390,172	11,413
4	MSCL	Lean Hogs Fut Dec16^	12/2016	91,404	70,360	(21,044)
19	MSCL	Live Cattle Fut Dec16^	12/2016	803,066	760,950	(42,116)
2	JPPC	LME Aluminum Futures^	10/2016	82,519	83,237	718
1	JPPC	LME Aluminum Futures^	10/2016	41,549	41,618	69
4	JPPC	LME Aluminum Futures^	10/2016	168,171	166,475	(1,696)
1	JPPC	LME Aluminum Futures^	10/2016	40,003	41,659	1,656
2	JPPC	LME Aluminum Futures^	11/2016	81,538	83,373	1,835
2	JPPC	LME Aluminum Futures^	11/2016	82,797	83,406	609
2	JPPC	LME Aluminum Futures^	11/2016	82,461	83,427	966
4	JPPC	LME Aluminum Futures^	11/2016	165,900	166,864	964
3	JPPC	LME Aluminum Futures^	11/2016	127,028	125,166	(1,862)
3	JPPC	LME Aluminum Futures^	11/2016	125,837	125,175	(662)
1	JPPC	LME Aluminum Futures^	11/2016	41,597	41,764	167
3	JPPC	LME Aluminum Futures^	12/2016	121,132	125,392	4,260
1	JPPC	LME Aluminum Futures^	12/2016	39,702	41,836	2,134
1	JPPC	LME Aluminum Futures^	12/2016	39,352	41,864	2,512
4	JPPC	LME Aluminum Futures^	12/2016	156,761	167,480	10,719
1	JPPC	LME Aluminum Futures^	12/2016	39,653	41,876	2,223
60	JPPC	LME Aluminum Futures^	12/2016	2,501,215	2,511,750	10,535
4	JPPC	LME Aluminum Futures^	12/2016	161,658	167,400	5,742
9	JPPC	LME Copper Futures^	12/2016	1,083,829	1,095,075	11,246
1	JPPC	LME Lead Futures^	11/2016	46,011	52,982	6,971
1	JPPC	LME Lead Futures^	11/2016	46,960	53,003	6,043
1	JPPC	LME Lead Futures^	11/2016	47,496	53,005	5,509
1	JPPC	LME Lead Futures^	12/2016	47,702	53,070	5,368

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	JPPC	LME Lead Futures^	12/2016	$373,831	$424,700	$50,869
1	JPPC	LME Lead Futures^	12/2016	48,707	53,088	4,381
1	JPPC	LME Nickel Futures^	10/2016	62,442	63,200	758
1	JPPC	LME Nickel Futures^	10/2016	64,489	63,223	(1,266)
1	JPPC	LME Nickel Futures^	11/2016	65,292	63,292	(2,000)
1	JPPC	LME Nickel Futures^	11/2016	62,122	63,308	1,186
1	JPPC	LME Nickel Futures^	11/2016	62,084	63,319	1,235
1	JPPC	LME Nickel Futures^	12/2016	61,850	63,388	1,538
10	JPPC	LME Nickel Futures^	12/2016	621,664	634,320	12,656
1	JPPC	LME Zinc Futures^	11/2016	57,051	59,356	2,305
8	JPPC	LME Zinc Futures^	12/2016	441,403	475,850	34,447
1	JPPC	LME Zinc Futures^	12/2016	58,669	59,437	768
12	MSCL	Natural Gas Futures^	11/2016	376,246	375,840	(406)
12	GSCO	Natural Gas Futures^	12/2016	509,808	537,900	28,092
17	MSCL	Silver Futures^	12/2016	1,707,705	1,633,190	(74,515)
14	MSCL	Soybean Futures^	01/2017	685,966	671,474	(14,492)
5	MSCL	Soybean Meal Futures^	12/2016	161,821	149,800	(12,021)
20	MSCL	Soybean Oil Futures^	12/2016	385,778	401,280	15,502
51	MSCL	Sugar #11 (World Markets) Futures^	02/2017	1,186,594	1,313,760	127,166
24	MSCL	Wheat Futures^	12/2016	523,000	482,400	(40,600)
35	MSCL	WTI Crude Futures^	11/2016	1,686,897	1,708,700	21,803
2	BARC	Amsterdam Index Futures	10/2016	204,161	203,147	(1,014)
14	BARC	CAC40 Index Futures	10/2016	697,314	698,825	1,511
5	BARC	DAX Index Futures	12/2016	1,465,874	1,476,152	10,278
14	BARC	E-Mini Russell 2000 Futures	12/2016	1,722,577	1,747,620	25,043
71	BARC	Euro Stoxx 50 Index Futures	12/2016	2,362,152	2,387,950	25,798
32	BARC	FTSE 100 Index Futures	12/2016	2,781,354	2,844,272	62,918
15	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	510,323	502,026	(8,297)
3	BARC	Hang Seng Index Futures	10/2016	454,099	450,847	(3,252)
8	BARC	H-SHARES Index Futures	10/2016	501,371	495,075	(6,296)
4	BARC	IBEX 35 Index Futures	10/2016	396,775	393,739	(3,036)
7	BARC	KOSPI Index 200 Futures	12/2016	831,665	820,538	(11,127)
9	BARC	MSCI Taiwan Stock Index Futures	10/2016	311,633	307,530	(4,103)
184	BARC	S&P 500 E-Mini Futures	12/2016	19,743,422	19,875,680	132,258
13	BARC	S&P MID 400 E-Mini Futures	12/2016	2,006,956	2,014,480	7,524
7	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	909,371	912,596	3,225
8	BARC	SPI 200 Index Futures	12/2016	803,649	829,027	25,378
25	BARC	TOPIX Index Futures	12/2016	3,289,121	3,261,674	(27,447)
27	GSCO	10-Year Japanese Government Bond Futures	12/2016	4,045,879	4,055,658	9,779

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
23	JPMS	Australia 10-Year Bond Futures	12/2016	$2,382,881	$2,411,904	$29,023
31	GSCO	Canadian 10-Year Bond Futures	12/2016	3,451,016	3,471,566	20,550
177	GSCO	Euro-Bund Futures	12/2016	32,722,803	32,946,620	223,817
430	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	56,430,360	56,383,750	(46,610)

				162,528,293	163,230,735	702,442

Short Contracts:
2	JPPC	LME Aluminum Futures^	10/2016	$(82,695)	$(83,237)	$(542)
1	JPPC	LME Aluminum Futures^	10/2016	(41,648)	(41,619)	29
4	JPPC	LME Aluminum Futures^	10/2016	(167,488)	(166,475)	1,013
1	JPPC	LME Aluminum Futures^	10/2016	(40,100)	(41,659)	(1,559)
2	JPPC	LME Aluminum Futures^	11/2016	(81,994)	(83,373)	(1,379)
2	JPPC	LME Aluminum Futures^	11/2016	(82,495)	(83,405)	(910)
2	JPPC	LME Aluminum Futures^	11/2016	(82,495)	(83,427)	(932)
4	JPPC	LME Aluminum Futures^	11/2016	(165,190)	(166,864)	(1,674)
3	JPPC	LME Aluminum Futures^	11/2016	(127,043)	(125,166)	1,877
3	JPPC	LME Aluminum Futures^	11/2016	(126,843)	(125,175)	1,668
1	JPPC	LME Aluminum Futures^	11/2016	(41,648)	(41,765)	(117)
3	JPPC	LME Aluminum Futures^	12/2016	(120,544)	(125,392)	(4,848)
1	JPPC	LME Aluminum Futures^	12/2016	(39,637)	(41,837)	(2,200)
1	JPPC	LME Aluminum Futures^	12/2016	(39,254)	(41,865)	(2,611)
4	JPPC	LME Aluminum Futures^	12/2016	(157,047)	(167,480)	(10,433)
1	JPPC	LME Aluminum Futures^	12/2016	(39,370)	(41,875)	(2,505)
11	JPPC	LME Aluminum Futures^	12/2016	(436,746)	(460,487)	(23,741)
4	JPPC	LME Aluminum Futures^	12/2016	(160,188)	(167,400)	(7,212)
1	JPPC	LME Lead Futures^	11/2016	(45,697)	(52,982)	(7,285)
1	JPPC	LME Lead Futures^	11/2016	(46,872)	(53,002)	(6,130)
1	JPPC	LME Lead Futures^	11/2016	(47,498)	(53,005)	(5,507)
1	JPPC	LME Lead Futures^	12/2016	(47,795)	(53,070)	(5,275)
1	JPPC	LME Lead Futures^	12/2016	(47,705)	(53,088)	(5,383)
1	JPPC	LME Lead Futures^	12/2016	(48,748)	(53,088)	(4,340)
1	JPPC	LME Nickel Futures^	10/2016	(62,806)	(63,200)	(394)
1	JPPC	LME Nickel Futures^	10/2016	(64,257)	(63,223)	1,034
1	JPPC	LME Nickel Futures^	11/2016	(64,918)	(63,292)	1,626
1	JPPC	LME Nickel Futures^	11/2016	(61,858)	(63,309)	(1,451)
1	JPPC	LME Nickel Futures^	11/2016	(62,218)	(63,319)	(1,101)
1	JPPC	LME Nickel Futures^	12/2016	(61,348)	(63,388)	(2,040)
1	JPPC	LME Zinc Futures^	11/2016	(56,997)	(59,356)	(2,359)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Zinc Futures^	12/2016	$(58,473)	$(59,437)	$(964)

				(2,809,615)	(2,905,260)	(95,645)

				$159,718,678	$160,325,475	$606,797

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/21/16	CITI	CHF	33,000	$33,855	$34,135	$280
British Pound, Expiring 12/21/16	CITI	GBP	125,783	167,750	163,307	(4,443)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	1,016,000	131,129	131,093	(36)

				$332,734	$328,535	$(4,199)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(12,000)	$(3,577)	$(3,604)	$(27)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(18,000)	(5,367)	(5,408)	(41)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(14,400)	(14,882)	(14,896)	(14)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(21,600)	(22,324)	(22,342)	(18)
Euro, Expiring 12/21/16	CITI	EUR	(3,493,634)	(3,937,347)	(3,939,160)	(1,813)
Euro, Expiring 12/21/16	JPMC	EUR	(5,056,743)	(5,698,186)	(5,701,604)	(3,418)
British Pound, Expiring 12/21/16	CITI	GBP	(1,260,595)	(1,656,192)	(1,636,658)	19,534
British Pound, Expiring 12/21/16	JPMC	GBP	(1,890,891)	(2,484,283)	(2,454,985)	29,298
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(289,400)	(37,352)	(37,341)	11
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(348,600)	(44,992)	(44,980)	12

				(13,904,502)	(13,860,978)	43,524

				$(13,571,768)	$(13,532,443)	$39,325

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,690,005	$1,690,005

BONY
U.S. Treasury Inflation Protected Securities	14,269,285	—	14,269,285

CITI
Investment Companies	140,486	—	140,486

GSCO
Cash	—	346,350	346,350

GSIN
Investment Companies	440,092	—	440,092

JPMC
Cash	420,000	—	420,000

JPMS
Cash	—	70,248	70,248

MSCL
Cash	—	504,720	504,720

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$100,034	$—	$100,034

DTBK
Investment Companies	10,089	—	10,089

GSCO
Cash	—	120,520	120,520

JPPC
Cash	—	371,742	371,742

MSCL
Cash	—	907,282	907,282

MACQ
Investment Companies	110,018	—	110,018

SOCG
Investment Companies	110,022	—	110,022

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 14.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/2020	EUR	1,312,980	1,638,144
0.10%, 4/15/2023	EUR	723,898	891,204
0.10%, 4/15/2026	EUR	1,811,754	2,292,068
France Government Bond OAT
2.25%, 7/25/2020	EUR	1,218,730	1,567,919
0.10%, 7/25/2021	EUR	405,136	485,960
1.10%, 7/25/2022	EUR	541,705	695,987
0.26%, 7/25/2024	EUR	710,199	887,076
0.10%, 3/1/2025	EUR	602,514	741,866
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,412,883	2,172,573
0.13%, 3/22/2026	GBP	1,122,242	1,781,979

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $13,047,171)			13,154,776

U.S. TREASURY OBLIGATIONS - 24.8%
U.S. Treasury Inflation Protected Securities
0.13%, 4/15/2019		6,400,000	6,684,695
0.13%, 4/15/2020(a)		6,900,000	7,228,830
0.13%, 7/15/2024		2,400,000	2,467,862
0.25%, 1/15/2025		3,100,000	3,208,000
0.38%, 7/15/2025		3,300,000	3,458,379

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,447,599)			23,047,766

		SHARES
SHORT-TERM INVESTMENTS - 57.2%
INVESTMENT COMPANIES - 40.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (b)(c)		658,437	658,437
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (b)(c)		2,633,746	2,633,746
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (b)(c)(d)		30,223,924	30,223,924
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (b)(c)(d)		600,279	600,279
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (b)(c)		3,292,183	3,292,183

TOTAL INVESTMENT COMPANIES (Cost $37,408,569)			37,408,569

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 16.9%
U.S. Treasury Bill
0.38%, 10/6/2016 (e)		2,754,000	2,753,975
0.34%, 1/5/2017 (e)		1,184,000	1,183,157
0.43%, 1/26/2017 (c)(e)		5,468,000	5,463,106
0.40%, 2/2/2017 (c)(e)		3,467,000	3,463,138
0.48%, 3/2/2017 (c)(e)		2,384,000	2,380,376

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.42%, 3/30/2017 (e)	489,000	487,946

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,726,664)		15,731,698

TOTAL SHORT-TERM INVESTMENTS (Cost $53,135,233)		53,140,267

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.2% (Cost $88,630,003)		89,342,809
Other Assets In Excess Of Liabilities - 3.8%(f)		3,493,174

NET ASSETS - 100.0%		92,835,983

(a)	All or a portion of the security pledged as collateral for futures contracts.
(b)	Represents 7-day effective yield as of 9/30/2016.
(c)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	The rate shown was the effective yield at the date of purchase.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index October Futures	10/2016	BRL	3,270,681	$(12,782)
MACQ	Brent Crude November Futures^	12/2016	USD	49,440	1,310
MACQ	Brent Crude October Futures^	11/2016	USD	(44,890)	(1,200)
MACQ	Brent Crude October Futures^	11/2016	USD	44,890	5,300
CITI	Coffee ‘C’ December Futures^	11/2016	USD	267,448	16,708
SOCG	Coffee ‘C’ December Futures^	11/2016	USD	52,654	4,178
MACQ	Coffee ‘C’ December Futures^	11/2016	USD	55,012	1,819
CITI	Corn December Futures^	11/2016	USD	105,792	(4,768)
DTBK	Corn December Futures^	11/2016	USD	361,301	(24,551)
SOCG	Corn December Futures^	11/2016	USD	309,075	(22,838)
MACQ	Corn December Futures^	11/2016	USD	263,712	(11,149)
CITI	Cotton No. 2 December Futures^	11/2016	USD	319,215	21,185
SOCG	Cotton No. 2 December Futures^	11/2016	USD	104,945	(2,825)
MACQ	Cotton No. 2 December Futures^	11/2016	USD	124,380	11,780
MACQ	Cotton No. 2 December Futures^	11/2016	USD	(30,515)	(620)
SOCG	Gold 100 OZ December Futures^	11/2016	USD	132,720	(1,010)
MACQ	Gold 100 OZ December Futures^	12/2016	USD	132,820	(1,110)
SOCG	Hard Red Winter Wheat December Futures^	11/2016	USD	22,261	(1,486)
BANA	H-SHARES Index October Futures	10/2016	HKD	9,699,055	(12,769)
GSIN	H-SHARES Index October Futures	10/2016	HKD	9,215,248	(12,279)
BANA	KOSPI Index 200 December Futures	12/2016	KRW	1,172,482,200	(9,722)
DTBK	Lean Hogs December Futures^	12/2016	USD	135,395	(29,855)
SOCG	Lean Hogs December Futures^	12/2016	USD	112,433	(24,483)
MACQ	Lean Hogs December Futures^	12/2016	USD	182,826	(42,106)
MACQ	Lean Hogs December Futures^	12/2016	USD	(22,919)	1,163
DTBK	Lean Hogs October Futures^	10/2016	USD	(143,035)	24,526
DTBK	Lean Hogs October Futures^	10/2016	USD	143,035	(44,985)
SOCG	Lean Hogs October Futures^	10/2016	USD	161,484	(43,824)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Lean Hogs October Futures^	10/2016	USD	(161,484)	$29,114
MACQ	Lean Hogs October Futures^	10/2016	USD	(219,080)	42,654
MACQ	Lean Hogs October Futures^	10/2016	USD	219,080	(62,200)
DTBK	Live Cattle December Futures^	12/2016	USD	378,821	(18,371)
DTBK	Live Cattle October Futures^	10/2016	USD	(409,450)	16,096
DTBK	Live Cattle October Futures^	10/2016	USD	409,450	(53,410)
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	68,752	(412)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	1,347,257	(14,627)
BANA	NSE Nifty 50 Index October Futures	10/2016	INR	27,108,064	(8,048)
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	141,715	(3,299)
GSIN	SGX S&P CNX Nifty Index October Futures	10/2016	USD	17,538	(236)
MACQ	Silver December Futures^	12/2016	USD	101,600	(5,530)
CITI	Soybean January Futures^	12/2016	USD	194,207	(2,357)
SOCG	Soybean January Futures^	12/2016	USD	289,874	(2,099)
MACQ	Soybean January Futures^	12/2016	USD	343,116	(7,378)
CITI	Soybean Meal December Futures^	11/2016	USD	(33,696)	2,905
CITI	Soybean Meal December Futures^	11/2016	USD	33,696	(3,736)
MACQ	Soybean Meal December Futures^	11/2016	USD	33,633	(3,673)
MACQ	Soybean Meal December Futures^	11/2016	USD	(33,633)	7,665
CITI	Soybean November Futures^	10/2016	USD	(878,389)	79,717
CITI	Soybean November Futures^	10/2016	USD	878,389	(67,489)
SOCG	Soybean November Futures^	10/2016	USD	(313,509)	2,277
SOCG	Soybean November Futures^	10/2016	USD	313,508	(27,308)
MACQ	Soybean November Futures^	10/2016	USD	521,315	(44,315)
MACQ	Soybean November Futures^	10/2016	USD	(521,315)	27,661
CITI	Soybean Oil December Futures^	11/2016	USD	20,025	39
DTBK	Soybean Oil December Futures^	11/2016	USD	20,022	42
SOCG	Soybean Oil December Futures^	11/2016	USD	213,707	6,997
MACQ	Soybean Oil December Futures^	11/2016	USD	58,932	1,260
CITI	Sugar #11 (World Markets) February Futures^	02/2017	USD	22,719	3,041
GSIN	SwissMarket Index December Futures	12/2016	CHF	901,466	(9,178)
GSIN	Taiwan Stock Exchange October Futures	10/2016	TWD	9,093,496	1,167
MACQ	Wheat December Futures^	11/2016	USD	99,384	1,116

					$(328,308)

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
47	GSCO	Brent Crude Futures^	11/2016	$2,281,920	$2,385,250	$103,330
2	MSCL	Cocoa Futures^	12/2016	61,293	55,220	(6,073)
7	MSCL	Coffee ‘C’ Futures^	12/2016	384,974	397,819	12,845
29	MSCL	Corn Futures^	12/2016	493,968	488,288	(5,680)
1	MSCL	Cotton No. 2 Futures^	12/2016	34,887	34,040	(847)
1	MSCL	Feeder Cattle Futures^	01/2017	61,561	58,412	(3,149)
20	MSCL	Gasoline RBOB Futures^	11/2016	1,148,935	1,205,064	56,129
24	MSCL	Gold 100 OZ Futures^	12/2016	3,252,382	3,161,040	(91,342)
1	MSCL	Hard Red Winter Wheat Futures^	12/2016	21,840	20,775	(1,065)
6	MSCL	Heating Oil ULSD Futures^	11/2016	378,759	390,172	11,413
2	MSCL	Lean Hogs Futures^	12/2016	45,105	35,180	(9,925)
18	MSCL	Live Cattle Futures^	12/2016	758,379	720,900	(37,479)
1	JPPC	LME Aluminum Futures^	10/2016	41,260	41,619	359
4	JPPC	LME Aluminum Futures^	10/2016	168,171	166,475	(1,696)
1	JPPC	LME Aluminum Futures^	10/2016	40,003	41,659	1,656
2	JPPC	LME Aluminum Futures^	11/2016	81,538	83,373	1,835
2	JPPC	LME Aluminum Futures^	11/2016	82,797	83,406	609
3	JPPC	LME Aluminum Futures^	11/2016	123,691	125,140	1,449
4	JPPC	LME Aluminum Futures^	11/2016	165,900	166,864	964
3	JPPC	LME Aluminum Futures^	11/2016	126,410	125,156	(1,254)
4	JPPC	LME Aluminum Futures^	11/2016	168,317	166,900	(1,417)
1	JPPC	LME Aluminum Futures^	11/2016	41,040	41,764	724
4	JPPC	LME Aluminum Futures^	12/2016	161,510	167,190	5,680
1	JPPC	LME Aluminum Futures^	12/2016	39,703	41,837	2,134
1	JPPC	LME Aluminum Futures^	12/2016	39,203	41,860	2,657
5	JPPC	LME Aluminum Futures^	12/2016	196,014	209,350	13,336
1	JPPC	LME Aluminum Futures^	12/2016	39,653	41,876	2,223
61	JPPC	LME Aluminum Futures^	12/2016	2,548,990	2,553,613	4,623
10	JPPC	LME Copper Futures^	12/2016	1,204,786	1,216,750	11,964
1	JPPC	LME Lead Futures^	11/2016	46,011	52,982	6,971
1	JPPC	LME Lead Futures^	11/2016	46,736	53,000	6,264
1	JPPC	LME Lead Futures^	11/2016	47,496	53,005	5,509
1	JPPC	LME Lead Futures^	12/2016	48,602	53,072	4,470
7	JPPC	LME Lead Futures^	12/2016	324,847	371,612	46,765
1	JPPC	LME Nickel Futures^	10/2016	62,442	63,200	758
1	JPPC	LME Nickel Futures^	11/2016	65,292	63,292	(2,000)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Nickel Futures^	11/2016	$62,122	$63,308	$1,186
2	JPPC	LME Nickel Futures^	11/2016	123,933	126,638	2,705
10	JPPC	LME Nickel Futures^	12/2016	620,697	634,320	13,623
1	JPPC	LME Nickel Futures^	12/2016	63,842	63,446	(396)
1	JPPC	LME Zinc Futures^	11/2016	56,437	59,331	2,894
1	JPPC	LME Zinc Futures^	11/2016	57,051	59,356	2,305
1	JPPC	LME Zinc Futures^	11/2016	57,080	59,369	2,289
9	JPPC	LME Zinc Futures^	12/2016	496,364	535,331	38,967
12	MSCL	Natural Gas Futures^	11/2016	374,279	375,840	1,561
12	GSCO	Natural Gas Futures^	12/2016	506,548	537,900	31,352
16	MSCL	Silver Futures^	12/2016	1,632,350	1,537,120	(95,230)
10	MSCL	Soybean Futures^	01/2017	489,612	479,625	(9,987)
8	MSCL	Soybean Meal Futures^	12/2016	261,900	239,680	(22,220)
24	MSCL	Soybean Oil Futures^	12/2016	463,932	481,536	17,604
51	MSCL	Sugar #11 (World Markets) Futures^	02/2017	1,186,444	1,313,760	127,316
21	MSCL	Wheat Futures^	12/2016	463,578	422,100	(41,478)
35	MSCL	WTI Crude Futures^	11/2016	1,686,897	1,708,700	21,803
2	BARC	Amsterdam Index Futures	10/2016	202,821	203,147	326
14	BARC	CAC40 Index Futures	10/2016	696,146	698,825	2,679
5	BARC	DAX Index Futures	12/2016	1,468,447	1,476,152	7,705
14	BARC	E-Mini Russell 2000 Futures	12/2016	1,722,577	1,747,620	25,043
72	BARC	Euro Stoxx 50 Index Futures	12/2016	2,394,408	2,421,583	27,175
32	BARC	FTSE 100 Index Futures	12/2016	2,776,687	2,844,272	67,585
16	JPMS	FTSE/JSE Top 40 Index Futures	12/2016	544,238	535,495	(8,743)
4	BARC	Hang Seng Index Futures	10/2016	605,373	601,130	(4,243)
6	BARC	H-SHARES Index Futures	10/2016	376,001	371,306	(4,695)
3	BARC	IBEX 35 Index Futures	10/2016	297,041	295,304	(1,737)
3	BARC	KOSPI Index 200 Futures	12/2016	356,199	351,659	(4,540)
2	BARC	MSCI Taiwan Stock Index Futures	10/2016	69,447	68,340	(1,107)
181	BARC	S&P 500 E-Mini Futures	12/2016	19,403,555	19,551,620	148,065
12	BARC	S&P MID 400 E-Mini Futures	12/2016	1,852,140	1,859,520	7,380
4	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	519,476	521,483	2,007
1	BARC	SGX S&P CNX Nifty Index Futures	10/2016	17,495	17,302	(193)
9	BARC	SPI 200 Index Futures	12/2016	904,283	932,655	28,372
25	BARC	TOPIX Index Futures	12/2016	3,290,718	3,261,674	(29,044)
16	GSCO	10-Year Japanese Government Bond Futures	12/2016	2,396,140	2,403,353	7,213
24	JPMS	Australia 10-Year Bond Futures	12/2016	2,488,461	2,516,769	28,308
32	GSCO	Canadian 10-Year Bond Futures	12/2016	3,566,406	3,583,551	17,145

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
180	GSCO	Euro-Bund Futures	12/2016	$33,272,662	$33,505,037	$232,375
429	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	56,303,835	56,252,625	(51,210)

				158,962,037	159,694,937	732,900

Short Contracts:
1	JPPC	LME Aluminum Futures^	10/2016	$(41,347)	$(41,618)	$(271)
4	JPPC	LME Aluminum Futures^	10/2016	(167,488)	(166,475)	1,013
1	JPPC	LME Aluminum Futures^	10/2016	(40,100)	(41,659)	(1,559)
2	JPPC	LME Aluminum Futures^	11/2016	(81,994)	(83,373)	(1,379)
2	JPPC	LME Aluminum Futures^	11/2016	(82,495)	(83,405)	(910)
3	JPPC	LME Aluminum Futures^	11/2016	(123,743)	(125,141)	(1,398)
4	JPPC	LME Aluminum Futures^	11/2016	(165,190)	(166,864)	(1,674)
3	JPPC	LME Aluminum Futures^	11/2016	(125,993)	(125,157)	836
4	JPPC	LME Aluminum Futures^	11/2016	(169,440)	(166,900)	2,540
1	JPPC	LME Aluminum Futures^	11/2016	(41,123)	(41,764)	(641)
4	JPPC	LME Aluminum Futures^	12/2016	(160,725)	(167,190)	(6,465)
1	JPPC	LME Aluminum Futures^	12/2016	(39,637)	(41,837)	(2,200)
1	JPPC	LME Aluminum Futures^	12/2016	(39,184)	(41,859)	(2,675)
5	JPPC	LME Aluminum Futures^	12/2016	(196,309)	(209,350)	(13,041)
1	JPPC	LME Aluminum Futures^	12/2016	(39,370)	(41,875)	(2,505)
13	JPPC	LME Aluminum Futures^	12/2016	(516,266)	(544,213)	(27,947)
1	JPPC	LME Lead Futures^	11/2016	(45,697)	(52,982)	(7,285)
1	JPPC	LME Lead Futures^	11/2016	(46,648)	(53,000)	(6,352)
1	JPPC	LME Lead Futures^	11/2016	(47,498)	(53,005)	(5,507)
1	JPPC	LME Lead Futures^	12/2016	(48,668)	(53,072)	(4,404)
1	JPPC	LME Lead Futures^	12/2016	(48,610)	(53,088)	(4,478)
1	JPPC	LME Nickel Futures^	10/2016	(62,806)	(63,200)	(394)
1	JPPC	LME Nickel Futures^	11/2016	(64,918)	(63,292)	1,626
1	JPPC	LME Nickel Futures^	11/2016	(61,858)	(63,309)	(1,451)
2	JPPC	LME Nickel Futures^	11/2016	(124,015)	(126,638)	(2,623)
1	JPPC	LME Nickel Futures^	12/2016	(63,826)	(63,432)	394
1	JPPC	LME Nickel Futures^	12/2016	(63,391)	(63,447)	(56)
1	JPPC	LME Zinc Futures^	11/2016	(56,548)	(59,332)	(2,784)
1	JPPC	LME Zinc Futures^	11/2016	(56,997)	(59,356)	(2,359)
1	JPPC	LME Zinc Futures^	11/2016	(56,773)	(59,369)	(2,596)

				(2,878,657)	(2,975,202)	(96,545)

				$156,083,380	$156,719,735	$636,355

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/21/16	CITI	CHF	39,000	$40,001	$40,341	$340
British Pound, Expiring 12/21/16	CITI	GBP	355,799	472,075	461,942	(10,133)
British Pound, Expiring 12/21/16	JPMC	GBP	151,454	198,435	196,636	(1,799)
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	1,166,000	150,500	150,448	(52)

				$861,011	$849,367	$(11,644)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(20,000)	$(5,964)	$(6,008)	$(44)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(30,000)	(8,945)	(9,012)	(67)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(12,800)	(13,229)	(13,240)	(11)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(19,200)	(19,843)	(19,861)	(18)
Euro, Expiring 12/21/16	CITI	EUR	(3,226,366)	(3,635,132)	(3,637,807)	(2,675)
Euro, Expiring 12/21/16	JPMC	EUR	(4,839,547)	(5,452,691)	(5,456,710)	(4,019)
British Pound, Expiring 12/21/16	CITI	GBP	(1,516,578)	(1,996,870)	(1,969,006)	27,864
British Pound, Expiring 12/21/16	JPMC	GBP	(2,064,866)	(2,712,854)	(2,680,861)	31,993
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(705,200)	(90,971)	(90,992)	(21)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(1,057,800)	(136,456)	(136,487)	(31)

				(14,072,955)	(14,019,984)	52,971

				$(13,211,944)	$(13,170,617)	$41,327

*	Non deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,571,701	$1,571,701

CITI
Investment Companies	150,018	—	150,018

GSCO
Cash	—	(285,554)	(285,554)
U.S. Treasury Inflation Protected Securities	—	627,403	627,403

GSIN
Investment Companies	430,105	—	430,105

JPMC
Cash	460,000	—	460,000

JPMS
Cash	—	76,444	76,444

MSCL
Cash	—	(119,993)	(119,993)
U.S. Treasury Inflation Protected Securities	—	647,485	647,485

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,055	$—	$60,055

DTBK
Investment Companies	110,119	—	110,119

GSCO
Cash	—	112,311	112,311

JPPC
Cash	—	377,315	377,315

MSCL
Cash	—	843,609	843,609

MACQ
Investment Companies	110,019	—	110,019

SOCG
Investment Companies	110,028	—	110,028

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 120.5%
COMMON STOCKS - 34.7%

Belgium - 0.6%
Ageas (a)	143,307	5,239,791
bpost SA (a)	170,934	4,635,274
Colruyt SA (a)	39,497	2,193,490
KBC Group NV *(a)	106,680	6,227,538
Proximus SADP (a)	108,211	3,237,239
Umicore SA (a)	16,576	1,040,792

		22,574,124

Denmark - 1.0%
Chr Hansen Holding A/S (a)	6,965	414,868
Danske Bank A/S (a)	52,027	1,522,098
DSV A/S (a)	74,303	3,707,361
GN Store Nord A/S (a)	20,312	438,014
H Lundbeck A/S *(a)	66,436	2,181,974
ISS A/S (a)	126,246	5,246,119
Jyske Bank A/S (a)	35,596	1,664,228
Novo Nordisk A/S, Class B (a)	98,083	4,087,974
Pandora A/S (a)	9,602	1,162,991
TDC A/S *(a)	362,359	2,134,069
Vestas Wind Systems A/S (a)	109,956	9,082,759
William Demant Holding A/S *(a)	169,593	3,460,958

		35,103,413

Finland - 1.0%
Amer Sports OYJ (a)	49,476	1,513,242
Cargotec OYJ, Class B (a)	53,593	2,459,555
Elisa OYJ (a)	82,980	3,058,086
Huhtamaki OYJ (a)	30,397	1,415,837
Kesko OYJ, Class B (a)	44,505	2,050,335
Kone OYJ, Class B (a)	13,535	687,132
Metso OYJ (a)	66,153	1,930,507
Neste OYJ (a)	279,309	11,914,201
Orion OYJ, Class B (a)	54,787	2,159,905
Sampo OYJ, Class A (a)	9,704	431,124
Stora Enso OYJ, Class R (a)	341,749	3,035,839
UPM-Kymmene OYJ (a)	258,952	5,467,662

		36,123,425

Germany - 3.9%
adidas AG (a)	11,815	2,054,918
Allianz SE (a)	54,563	8,108,620
Aurubis AG (a)	78,385	4,395,350
Axel Springer SE (a)	11,091	568,338
Brenntag AG (a)	43,956	2,402,147
Covestro AG (a)(b)	125,832	7,446,499
Deutsche Lufthansa AG (a)	1,021,127	11,383,886
Deutsche Telekom AG (a)	81,164	1,363,597
Duerr AG (a)	8,033	675,435
Evonik Industries AG (a)	117,943	3,992,883
Fraport AG Frankfurt Airport Services Worldwide (a)	7,639	418,083
Freenet AG (a)	186,562	5,460,420
Fresenius Medical Care AG & Co. KGaA (a)	73,858	6,461,538
GEA Group AG (a)	7,761	431,488
Hannover Rueck SE (a)	93,503	10,023,088
HeidelbergCement AG (a)	44,969	4,252,802

INVESTMENTS	SHARES	VALUE ($)
Germany - 3.9% (continued)
Hella KGaA Hueck & Co. (a)	38,076	1,510,425
HOCHTIEF AG (a)	43,575	6,149,522
Infineon Technologies AG (a)	163,666	2,918,415
K+S AG (a)	112,663	2,139,322
KION Group AG (a)	67,632	4,382,117
Krones AG (a)	5,060	492,470
METRO AG (a)	164,864	4,907,305
MTU Aero Engines AG (a)	20,271	2,052,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	53,362	9,966,208
OSRAM Licht AG (a)	83,455	4,902,682
ProSiebenSat.1 Media SE (a)	36,933	1,583,509
Rheinmetall AG (a)	38,662	2,694,853
RHOEN-KLINIKUM AG (a)	38,146	1,160,049
Siemens AG (a)	61,710	7,236,135
Software AG	129,725	5,497,956
STADA Arzneimittel AG (a)	43,777	2,435,711
Suedzucker AG (a)	228,173	6,345,640
Symrise AG (a)	27,220	1,996,168
Talanx AG (a)	78,847	2,406,018
United Internet AG (a)	32,205	1,426,264
Zalando SE *(a)(b)	17,320	723,653

		142,365,948

Italy - 2.0%
A2A SpA	5,011,326	7,077,824
Assicurazioni Generali SpA	56,696	691,915
Atlantia SpA	19,546	496,422
Autogrill SpA	80,296	680,568
Banca Generali SpA	22,841	438,418
Buzzi Unicem SpA	144,442	2,961,753
Davide Campari-Milano SpA	169,730	1,912,764
Enel SpA	3,175,554	14,152,563
FinecoBank Banca Fineco SpA	453,442	2,628,745
Hera SpA	535,677	1,442,558
Intesa Sanpaolo SpA	1,067,257	2,369,423
Leonardo-Finmeccanica SpA *	182,166	2,064,794
Mediobanca SpA	1,038,836	6,761,133
Poste Italiane SpA (b)	535,772	3,675,910
Prysmian SpA	250,426	6,557,528
Recordati SpA	117,298	3,769,926
Snam SpA	990,789	5,493,793
Telecom Italia SpA *	455,713	378,653
Terna Rete Elettrica Nazionale SpA	1,144,164	5,897,649
UniCredit SpA	231,248	539,019
UnipolSai SpA	1,656,475	2,697,094

		72,688,452

Japan - 19.2%
ABC-Mart, Inc. (a)	43,300	2,948,685
Air Water, Inc. (a)	87,000	1,642,875
Aisin Seiki Co. Ltd. (a)	51,400	2,354,824
Ajinomoto Co., Inc. (a)	199,700	4,452,598
Alfresa Holdings Corp. (a)	266,400	5,640,850
Amada Holdings Co. Ltd. (a)	425,100	4,422,020
ANA Holdings, Inc. (a)	2,896,000	7,867,669
Aozora Bank Ltd. (a)	2,794,000	9,630,260
Asahi Group Holdings Ltd. (a)	15,700	571,908
Astellas Pharma, Inc. (a)	310,000	4,841,908
Bandai Namco Holdings, Inc. (a)	268,500	8,218,271

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 19.2% (continued)
Benesse Holdings, Inc. (a)	35,700	911,824
Bridgestone Corp. (a)	174,200	6,418,187
Brother Industries Ltd. (a)	128,600	2,260,993
Canon, Inc. (a)	45,400	1,318,070
Central Japan Railway Co. (a)	32,800	5,615,525
Century Tokyo Leasing Corp. (a)	53,300	1,936,910
Chubu Electric Power Co., Inc. (a)	511,600	7,444,023
Chugoku Bank Ltd. (The) (a)	108,500	1,323,501
Citizen Holdings Co. Ltd. (a)	222,800	1,166,879
Concordia Financial Group Ltd. (a)	346,700	1,512,739
Dai Nippon Printing Co. Ltd. (a)	90,000	882,868
Daicel Corp. (a)	184,600	2,332,804
Daiichi Sankyo Co. Ltd. (a)	394,100	9,469,599
East Japan Railway Co. (a)	46,300	4,179,226
Ezaki Glico Co. Ltd. (a)	47,200	2,866,777
FamilyMart UNY Holdings Co. Ltd. (a)	80,100	5,347,185
Fuji Electric Co. Ltd. (a)	143,000	657,201
Fuji Heavy Industries Ltd. (a)	374,000	14,032,291
FUJIFILM Holdings Corp. (a)	119,200	4,415,513
Fukuoka Financial Group, Inc. (a)	391,000	1,625,130
Gunma Bank Ltd. (The) (a)	320,600	1,456,432
Hakuhodo DY Holdings, Inc. (a)	293,100	3,435,165
Hankyu Hanshin Holdings, Inc. (a)	86,500	2,982,425
Haseko Corp. (a)	678,500	6,526,310
Hikari Tsushin, Inc. (a)	18,800	1,745,779
Hino Motors Ltd. (a)	47,900	511,773
Hiroshima Bank Ltd. (The) (a)	125,000	518,498
Hisamitsu Pharmaceutical Co., Inc. (a)	55,300	2,988,959
Hitachi Capital Corp. (a)	126,400	2,687,509
Hitachi Chemical Co. Ltd. (a)	168,300	3,867,014
Hitachi High-Technologies Corp. (a)	157,100	6,288,873
Hitachi Metals Ltd. (a)	174,100	2,141,814
Hokuhoku Financial Group, Inc. (a)	188,300	2,533,688
Hokuriku Electric Power Co. (a)	34,700	422,855
Hoya Corp. (a)	62,500	2,514,240
Idemitsu Kosan Co. Ltd. (a)	300,800	6,227,820
Iida Group Holdings Co. Ltd. (a)	165,100	3,322,262
Isetan Mitsukoshi Holdings Ltd. (a)	111,900	1,101,806
Isuzu Motors Ltd. (a)	140,900	1,658,544
ITOCHU Corp. (a)	658,200	8,286,453
Itochu Techno-Solutions Corp. (a)	173,100	4,454,224
Izumi Co. Ltd. (a)	20,500	883,391
J Front Retailing Co. Ltd. (a)	195,000	2,553,320
Japan Airlines Co. Ltd. (a)	402,700	11,837,558
Japan Petroleum Exploration Co. Ltd. (a)	24,500	542,520
Japan Post Holdings Co. Ltd. (a)	102,300	1,286,037
JSR Corp. (a)	83,000	1,304,552
JTEKT Corp. (a)	168,200	2,526,364
JX Holdings, Inc. (a)	119,100	482,065
Kajima Corp. (a)	1,038,000	7,263,797
Kaken Pharmaceutical Co. Ltd. (a)	30,700	1,886,853
Kamigumi Co. Ltd. (a)	115,000	1,003,256
Kaneka Corp. (a)	613,000	4,853,387
Kao Corp. (a)	118,700	6,711,064
KDDI Corp. (a)	340,300	10,543,179
Keihan Holdings Co. Ltd. (a)	70,000	489,584
Kewpie Corp. (a)	189,400	5,863,885
Kobayashi Pharmaceutical Co. Ltd. (a)	10,200	532,808
Konami Holdings Corp. (a)	282,500	10,915,893

INVESTMENTS	SHARES	VALUE ($)
Japan - 19.2% (continued)
Konica Minolta, Inc. (a)	49,800	421,722
Kose Corp. (a)	39,000	3,993,481
Kuraray Co. Ltd. (a)	261,900	3,885,288
Kurita Water Industries Ltd. (a)	36,800	874,417
Lawson, Inc. (a)	17,200	1,358,750
Makita Corp. (a)	17,800	1,268,247
Marubeni Corp. (a)	320,700	1,647,467
Maruichi Steel Tube Ltd. (a)	21,200	733,059
Mazda Motor Corp. (a)	458,500	7,034,199
Medipal Holdings Corp. (a)	214,400	3,716,440
MEIJI Holdings Co. Ltd. (a)	57,400	5,699,281
Miraca Holdings, Inc. (a)	21,100	1,052,120
Mitsubishi Chemical Holdings Corp. (a)	791,700	4,963,486
Mitsubishi Electric Corp. (a)	312,000	3,998,813
Mitsubishi Gas Chemical Co., Inc.	351,500	5,032,448
Mitsubishi Tanabe Pharma Corp. (a)	379,700	8,132,578
Mitsubishi UFJ Financial Group, Inc. (a)	380,000	1,925,113
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	670,800	3,078,254
Mitsui & Co. Ltd. (a)	268,300	3,718,340
Mitsui Chemicals, Inc. (a)	1,588,000	7,553,721
Mixi, Inc.	98,700	3,575,987
Mizuho Financial Group, Inc.	6,393,100	10,775,177
MS&AD Insurance Group Holdings, Inc. (a)	190,600	5,312,253
Nagoya Railroad Co. Ltd. (a)	986,000	5,365,460
Nankai Electric Railway Co. Ltd. (a)	251,000	1,206,069
Nexon Co. Ltd. (a)	324,000	5,089,584
NH Foods Ltd. (a)	114,000	2,753,945
NHK Spring Co. Ltd. (a)	393,200	3,811,766
Nikon Corp. (a)	232,800	3,476,694
Nippon Express Co. Ltd. (a)	512,000	2,393,589
Nippon Shokubai Co. Ltd. (a)	76,400	4,772,981
Nippon Telegraph & Telephone Corp. (a)	304,300	13,917,462
Nippon Yusen KK	1,214,000	2,273,015
Nissan Motor Co. Ltd. (a)	584,500	5,733,288
Nisshin Seifun Group, Inc. (a)	249,000	3,795,404
Nissin Foods Holdings Co. Ltd. (a)	31,500	1,914,548
Nitori Holdings Co. Ltd. (a)	73,100	8,762,699
Nomura Research Institute Ltd. (a)	59,350	2,048,413
NTT Data Corp. (a)	60,500	3,021,635
Obayashi Corp. (a)	891,000	8,837,634
Obic Co. Ltd. (a)	11,000	585,737
Oracle Corp. Japan (a)	28,400	1,604,536
ORIX Corp. (a)	508,700	7,504,677
Osaka Gas Co. Ltd. (a)	1,231,000	5,163,084
Otsuka Corp. (a)	97,500	4,630,923
Otsuka Holdings Co. Ltd. (a)	251,600	11,468,600
Park24 Co. Ltd. (a)	137,300	4,465,403
Pola Orbis Holdings, Inc. (a)	73,700	6,597,394
Renesas Electronics Corp. *(a)	123,900	758,640
Resona Holdings, Inc. (a)	3,039,500	12,782,925
Rohm Co. Ltd. (a)	20,700	1,091,106
Sankyo Co. Ltd. (a)	72,200	2,466,665
Santen Pharmaceutical Co. Ltd. (a)	235,000	3,470,098
Secom Co. Ltd. (a)	46,500	3,472,356
Seiko Epson Corp. (a)	176,500	3,398,578
Sekisui Chemical Co. Ltd. (a)	279,900	4,025,575
Sekisui House Ltd. (a)	157,900	2,690,091
Seven & i Holdings Co. Ltd. (a)	147,200	6,958,924

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 19.2% (continued)
Shimadzu Corp. (a)	138,000	2,106,094
Shimamura Co. Ltd. (a)	69,800	8,497,547
Shimizu Corp. (a)	473,000	4,227,438
Shinsei Bank Ltd.	1,628,000	2,468,740
Shionogi & Co. Ltd. (a)	39,500	2,023,724
Shiseido Co. Ltd. (a)	34,500	913,757
SoftBank Group Corp. (a)	82,500	5,346,710
Sohgo Security Services Co. Ltd. (a)	54,400	2,923,610
Sojitz Corp. (a)	3,675,500	9,416,959
Sompo Japan Nipponkoa Holdings, Inc. (a)	199,800	5,921,556
Sugi Holdings Co. Ltd. (a)	45,800	2,491,653
Sumitomo Chemical Co. Ltd. (a)	533,000	2,368,338
Sumitomo Corp. (a)	379,500	4,248,367
Sumitomo Dainippon Pharma Co. Ltd. (a)	329,500	6,381,987
Sumitomo Heavy Industries Ltd. (a)	393,000	1,941,805
Sumitomo Mitsui Financial Group, Inc. (a)	128,800	4,350,814
Sumitomo Mitsui Trust Holdings, Inc. (a)	142,800	4,665,506
Sumitomo Rubber Industries Ltd. (a)	472,700	7,150,011
Sundrug Co. Ltd. (a)	36,000	3,021,815
Suntory Beverage & Food Ltd. (a)	20,600	890,711
Suzuken Co. Ltd. (a)	89,710	2,962,271
Sysmex Corp. (a)	8,300	615,806
Taisei Corp. (a)	985,000	7,389,733
Taisho Pharmaceutical Holdings Co. Ltd. (a)	13,000	1,332,397
Takashimaya Co. Ltd. (a)	291,000	2,389,389
TDK Corp. (a)	30,900	2,070,273
Teijin Ltd. (a)	148,000	2,871,208
Terumo Corp. (a)	71,600	2,754,138
Toho Gas Co. Ltd. (a)	864,000	8,090,664
Tohoku Electric Power Co., Inc. (a)	246,500	3,214,596
Tokyo Electric Power Co. Holdings, Inc. *(a)	1,638,200	7,096,530
Tokyo Electron Ltd. (a)	66,500	5,877,534
Tokyo Gas Co. Ltd. (a)	585,000	2,602,676
Tokyu Corp. (a)	223,000	1,701,116
Toppan Printing Co. Ltd. (a)	299,000	2,699,054
Tosoh Corp. (a)	1,005,000	6,194,427
Toyo Suisan Kaisha Ltd. (a)	120,000	5,090,784
Toyoda Gosei Co. Ltd. (a)	121,100	2,815,573
Toyota Boshoku Corp. (a)	69,200	1,549,010
Tsuruha Holdings, Inc. (a)	18,400	2,127,051
USS Co. Ltd. (a)	51,700	874,997
West Japan Railway Co. (a)	141,800	8,796,454
Yamada Denki Co. Ltd. (a)	566,800	2,811,373
Yamaguchi Financial Group, Inc. (a)	568,000	6,054,447
Yamaha Corp. (a)	50,800	1,644,465
Yamazaki Baking Co. Ltd. (a)	327,300	8,047,987
Yokohama Rubber Co. Ltd. (The) (a)	44,800	717,126

		699,269,429

Netherlands - 1.3%
Aalberts Industries NV (a)	32,067	1,092,191
ABN AMRO Group NV, CVA (a)(b)	95,537	1,975,339
Akzo Nobel NV (a)	20,695	1,399,808
ASM International NV (a)	38,065	1,555,997
Boskalis Westminster (a)	63,828	2,271,687
Delta Lloyd NV	288,241	1,322,046
Heineken NV (a)	49,862	4,382,931

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.3% (continued)
Koninklijke Ahold Delhaize NV (a)	346,752	7,897,612
Koninklijke DSM NV (a)	18,587	1,255,281
Koninklijke Philips NV (a)	121,398	3,592,115
NN Group NV (a)	332,349	10,203,257
Randstad Holding NV (a)	59,713	2,715,298
SBM Offshore NV (a)	115,572	1,641,154
Wolters Kluwer NV (a)	179,110	7,657,170

		48,961,886

Norway - 0.4%
DNB ASA (a)	157,145	2,065,946
Gjensidige Forsikring ASA (a)	29,581	553,261
Marine Harvest ASA *(a)	338,482	6,071,718
Orkla ASA (a)	168,852	1,748,505
Yara International ASA (a)	94,593	3,152,124

		13,591,554

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	254,579	854,369
NOS SGPS SA	42,307	287,886

		1,142,255

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA (a)	43,878	1,326,384
Aena SA (a)(b)	10,890	1,607,472
Almirall SA	113,274	1,742,108
Banco de Sabadell SA	1,787,815	2,290,426
Bankinter SA (a)	65,710	467,531
Ebro Foods SA	266,883	6,207,795
Enagas SA (a)	55,874	1,680,818
Endesa SA (a)	356,388	7,640,861
Ferrovial SA (a)	107,053	2,279,454
Gamesa Corp. Tecnologica SA (a)	182,843	4,380,885
Gas Natural SDG SA (a)	133,847	2,751,636
Iberdrola SA (a)	1,061,265	7,215,970
Mediaset Espana Comunicacion SA (a)	45,662	541,284
Red Electrica Corp. SA (a)	65,120	1,405,064
Repsol SA (a)	501,728	6,815,593
Tecnicas Reunidas SA (a)	31,152	1,215,396

		49,568,677

Sweden - 1.0%
Assa Abloy AB, Class B (a)	28,688	582,586
BillerudKorsnas AB	71,800	1,270,524
Boliden AB (a)	150,742	3,543,139
Bonava AB, Class B *	4,784	60,291
Electrolux AB, Series B (a)	140,972	3,530,897
Husqvarna AB, Class B	224,132	1,956,129
ICA Gruppen AB	96,540	3,189,043
Modern Times Group MTG AB, Class B	24,097	617,298
NCC AB, Class B	55,129	1,444,671
Saab AB, Class B	43,968	1,565,411
Securitas AB, Class B (a)	340,362	5,700,045
Skanska AB, Class B (a)	86,784	2,027,510
Svenska Cellulosa AB SCA, Class B (a)	231,845	6,881,365
Swedbank AB, Class A (a)	22,647	532,128
Swedish Match AB (a)	65,543	2,404,888
Tele2 AB, Class B (a)	53,786	464,285

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 1.0% (continued)
Telia Co. AB	465,341	2,084,302
Trelleborg AB, Class B	27,956	547,592

		38,402,104

Switzerland - 2.3%
ABB Ltd. *(a)	171,869	3,873,579
Actelion Ltd. *(a)	7,195	1,248,577
Adecco Group AG (a)	23,451	1,321,832
Barry Callebaut AG *(a)	622	827,797
DKSH Holding AG (a)	9,053	665,970
Flughafen Zuerich AG (a)	8,473	1,656,419
Galenica AG (a)	8,168	8,686,039
Geberit AG (a)	3,140	1,376,389
Georg Fischer AG (a)	4,094	3,589,184
Givaudan SA (a)	1,489	3,035,653
Helvetia Holding AG (a)	1,684	849,478
Kuehne + Nagel International AG (a)	5,105	741,891
Lonza Group AG *(a)	31,412	6,012,224
Nestle SA (a)	81,568	6,440,942
Novartis AG (a)	64,816	5,115,300
Partners Group Holding AG (a)	4,786	2,418,058
Roche Holding AG (a)	19,309	4,798,260
Schindler Holding AG (a)	3,884	729,347
SGS SA (a)	258	578,120
Sika AG (a)	195	950,060
Sonova Holding AG (a)	3,715	526,773
Straumann Holding AG (a)	3,054	1,194,732
Swiss Life Holding AG *(a)	20,901	5,420,103
Swiss Re AG (a)	156,322	14,118,759
Swisscom AG (a)	6,652	3,164,155
Temenos Group AG *(a)	6,194	390,588
UBS Group AG (a)	197,170	2,693,433

		82,423,662

United Kingdom - 0.5%
Fiat Chrysler Automobiles NV (a)	678,313	4,311,494
Subsea 7 SA *(a)	385,970	4,164,954
Unilever NV, CVA (a)	188,766	8,697,062

		17,173,510

United States - 0.1%
Baloise Holding AG (a)	19,398	2,348,747

TOTAL COMMON STOCKS (Cost $1,179,573,919)		1,261,737,186

PREFERRED STOCKS - 0.3%

Germany - 0.3%
FUCHS PETROLUB SE (a)	10,763	491,400
Henkel AG & Co. KGaA (a)	71,559	9,739,258

TOTAL PREFERRED STOCKS (Cost $8,749,091)		10,230,658

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 85.5%

Investment Companies - 60.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (d)	5,533,197	5,533,197
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (d)	22,132,787	22,132,787
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (d)(e)(f)	1,586,474,912	1,586,474,912
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (d)(e)(f)	557,977,418	557,977,418
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (d)	27,665,984	27,665,984

Total Investment Companies (Cost $2,199,784,298)		2,199,784,298

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 25.0%
U.S. Treasury Bill
0.40%, 11/3/2016 (g)	1,136,000	1,135,806
0.38%, 11/10/2016 (e)(g)	59,578,000	59,565,608
0.37%, 11/17/2016 (e)(g)	210,322,000	210,275,939
0.48%, 11/25/2016 (g)	13,707,000	13,703,655
0.48%, 12/1/2016 (e)(g)	3,511,000	3,509,957
0.43%, 12/8/2016 (g)	19,046,000	19,039,639
0.43%, 12/8/2016 (e)(g)	5,860,000	5,858,043
0.40%, 12/15/2016 (e)(g)	14,318,000	14,312,631
0.40%, 12/22/2016 (e)(g)	30,441,000	30,425,018
0.34%, 12/29/2016 (e)(g)	1,047,000	1,046,300
0.39%, 1/12/2017 (g)	28,892,600	28,871,451
0.43%, 1/19/2017 (e)(g)(h)	381,001,000	380,699,628
0.43%, 1/26/2017 (g)(h)	13,155,000	13,143,226
0.45%, 2/16/2017 (e)(g)(h)	123,537,000	123,378,255
0.42%, 3/30/2017 (e)(g)	4,222,000	4,212,897

Total U.S. Treasury Obligations (Cost $908,802,085)		909,178,053

TOTAL SHORT-TERM INVESTMENTS (Cost $3,108,586,383)		3,108,962,351

TOTAL LONG POSITIONS (Cost $4,296,909,393)		4,380,930,195

	SHARES
SHORT POSITIONS - (27.1)%
COMMON STOCKS - (26.7)%

Austria - (0.1)%
ams AG	(120,215)	(3,906,144)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(115,255)	(15,156,937)
Solvay SA	(3,976)	(460,708)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Belgium - (0.6)% (continued)
Telenet Group Holding NV *	(51,322)	(2,680,965)
UCB SA	(19,247)	(1,489,828)

		(19,788,438)

Denmark - (0.4)%
AP Moeller - Maersk A/S, Class B	(2,635)	(3,875,810)
Carlsberg A/S, Class B	(14,158)	(1,353,135)
Coloplast A/S, Class B	(57,026)	(4,434,986)
Genmab A/S *	(6,611)	(1,131,491)
Novozymes A/S, Class B	(63,604)	(2,805,310)
Topdanmark A/S *	(23,665)	(664,061)
Tryg A/S	(39,143)	(786,492)

		(15,051,285)

Finland - (0.6)%
Fortum OYJ	(208,371)	(3,367,261)
Nokia OYJ	(2,319,690)	(13,445,751)
Nokian Renkaat OYJ	(93,595)	(3,412,475)
Outokumpu OYJ *	(104,211)	(715,475)

		(20,940,962)

Germany - (2.1)%
BASF SE	(32,073)	(2,746,260)
Bayer AG	(48,926)	(4,913,652)
Bayerische Motoren Werke AG	(27,982)	(2,355,952)
Beiersdorf AG	(64,459)	(6,084,484)
Bilfinger SE *	(15,353)	(506,106)
Commerzbank AG	(127,418)	(823,241)
Continental AG	(4,919)	(1,036,440)
Daimler AG	(97,250)	(6,858,816)
Deutsche Bank AG *	(876,530)	(11,424,030)
Deutsche Post AG	(153,678)	(4,811,428)
E.ON SE	(396,107)	(2,815,328)
HUGO BOSS AG	(40,998)	(2,269,462)
LANXESS AG	(48,807)	(3,038,101)
Linde AG	(24,605)	(4,180,900)
MAN SE	(3,993)	(421,153)
Merck KGaA	(49,876)	(5,379,870)
Nordex SE *	(21,755)	(662,979)
RWE AG *	(551,719)	(9,527,921)
Salzgitter AG	(32,244)	(1,057,119)
Telefonica Deutschland Holding AG	(526,033)	(2,120,924)
thyssenkrupp AG	(156,317)	(3,734,866)
Uniper SE *	(39,611)	(485,236)
Wacker Chemie AG	(4,662)	(393,162)

		(77,647,430)

Italy - (0.9)%
Azimut Holding SpA	(145,860)	(2,146,178)
Banco Popolare SC	(2,491,654)	(5,875,690)
Eni SpA	(247,684)	(3,569,200)
Luxottica Group SpA	(105,394)	(5,033,949)
Mediaset SpA	(477,904)	(1,500,394)
Moncler SpA	(108,167)	(1,846,502)
Saipem SpA *	(6,778,414)	(2,871,851)
Salvatore Ferragamo SpA	(43,317)	(1,099,429)
Unione di Banche Italiane SpA	(3,103,150)	(7,152,052)
Yoox Net-A-Porter Group SpA *	(26,373)	(817,364)

		(31,912,609)

INVESTMENTS	SHARES	VALUE ($)
Japan - (15.4)%
Acom Co. Ltd. *	(576,300)	(2,716,984)
Advantest Corp.	(310,200)	(4,201,979)
Aeon Co. Ltd.	(479,200)	(7,089,988)
AEON Financial Service Co. Ltd.	(116,000)	(2,030,484)
Alps Electric Co. Ltd.	(350,100)	(8,450,635)
Asahi Glass Co. Ltd.	(157,000)	(1,015,154)
Asahi Kasei Corp.	(152,000)	(1,211,313)
Asics Corp.	(456,900)	(9,205,755)
Bank of Kyoto Ltd. (The)	(828,000)	(6,060,821)
Calbee, Inc.	(208,900)	(7,914,851)
Casio Computer Co. Ltd.	(52,100)	(729,453)
Chiba Bank Ltd. (The)	(930,000)	(5,281,654)
Chugai Pharmaceutical Co. Ltd.	(183,900)	(6,646,918)
Chugoku Electric Power Co., Inc. (The)	(249,300)	(3,134,778)
Credit Saison Co. Ltd.	(114,500)	(1,900,962)
Daido Steel Co. Ltd.	(279,000)	(1,279,474)
Dai-ichi Life Insurance Co. Ltd. (The)	(61,200)	(839,634)
Daikin Industries Ltd.	(28,100)	(2,622,176)
Daiwa Securities Group, Inc.	(1,020,000)	(5,742,914)
DeNA Co. Ltd.	(62,000)	(2,254,365)
Denso Corp.	(190,300)	(7,593,834)
Dentsu, Inc.	(29,300)	(1,491,302)
Disco Corp.	(13,400)	(1,587,040)
Eisai Co. Ltd.	(155,000)	(9,694,247)
Electric Power Development Co. Ltd.	(146,100)	(3,511,413)
FANUC Corp.	(52,700)	(8,901,845)
Fast Retailing Co. Ltd.	(34,400)	(11,077,641)
Hachijuni Bank Ltd. (The)	(533,600)	(2,779,073)
Hamamatsu Photonics KK	(172,500)	(5,307,042)
Hirose Electric Co. Ltd.	(10,100)	(1,327,971)
Hitachi Construction Machinery Co. Ltd.	(203,400)	(4,056,014)
Hitachi Ltd.	(1,058,000)	(4,958,408)
Honda Motor Co. Ltd.	(133,300)	(3,847,078)
Ibiden Co. Ltd.	(74,700)	(1,004,445)
IHI Corp.	(2,861,000)	(8,314,661)
Inpex Corp.	(719,600)	(6,542,943)
Iyo Bank Ltd. (The)	(488,600)	(2,958,751)
Japan Display, Inc. *	(3,369,100)	(5,277,747)
Japan Post Bank Co. Ltd.	(111,200)	(1,321,369)
Japan Tobacco, Inc.	(78,900)	(3,229,789)
JFE Holdings, Inc.	(443,000)	(6,475,985)
JGC Corp.	(104,100)	(1,812,228)
Kakaku.com, Inc.	(259,700)	(4,702,618)
Kansai Electric Power Co., Inc. (The) *	(245,300)	(2,231,590)
Kansai Paint Co. Ltd.	(252,300)	(5,530,570)
Kawasaki Heavy Industries Ltd.	(1,359,000)	(4,210,484)
Keikyu Corp.	(269,000)	(2,806,877)
Keio Corp.	(102,000)	(891,967)
Keisei Electric Railway Co. Ltd.	(69,000)	(1,725,163)
Keyence Corp.	(2,700)	(1,978,262)
Kikkoman Corp.	(268,000)	(8,583,188)
Kintetsu Group Holdings Co. Ltd.	(356,000)	(1,494,121)
Kirin Holdings Co. Ltd.	(118,000)	(1,961,124)
Kobe Steel Ltd.	(963,700)	(8,740,687)
Koito Manufacturing Co. Ltd.	(42,800)	(2,083,062)
Komatsu Ltd.	(154,700)	(3,548,696)
Kubota Corp.	(143,000)	(2,164,379)
Kyowa Hakko Kirin Co. Ltd.	(80,800)	(1,276,257)
Kyushu Electric Power Co., Inc.	(700,600)	(6,575,998)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (15.4)% (continued)
Kyushu Financial Group, Inc.	(104,600)	(712,684)
LIXIL Group Corp.	(153,000)	(3,277,810)
M3, Inc.	(15,100)	(516,880)
Mabuchi Motor Co. Ltd.	(52,200)	(2,896,619)
Marui Group Co. Ltd.	(87,900)	(1,161,141)
Minebea Co. Ltd.	(494,000)	(4,672,078)
MISUMI Group, Inc.	(179,900)	(3,380,808)
Mitsubishi Corp.	(66,600)	(1,518,218)
Mitsubishi Heavy Industries Ltd.	(1,221,000)	(5,107,575)
Mitsubishi Logistics Corp.	(266,000)	(3,847,062)
Mitsubishi Materials Corp.	(72,000)	(1,969,371)
Mitsui OSK Lines Ltd.	(1,637,000)	(3,806,674)
Murata Manufacturing Co. Ltd.	(78,500)	(10,246,848)
Nabtesco Corp.	(96,700)	(2,739,571)
NGK Insulators Ltd.	(119,300)	(2,479,122)
NGK Spark Plug Co. Ltd.	(587,400)	(10,379,556)
Nidec Corp.	(62,900)	(5,814,046)
Nintendo Co. Ltd.	(46,100)	(12,343,399)
Nippon Electric Glass Co. Ltd.	(160,000)	(828,467)
Nippon Paint Holdings Co. Ltd.	(378,200)	(12,655,640)
Nippon Steel & Sumitomo Metal Corp.	(222,100)	(4,557,580)
Nissan Chemical Industries Ltd.	(57,400)	(1,745,023)
Nitto Denko Corp.	(45,800)	(2,974,518)
NOK Corp.	(41,500)	(908,080)
Nomura Holdings, Inc.	(486,900)	(2,182,062)
NSK Ltd.	(43,300)	(443,945)
NTN Corp.	(194,000)	(678,127)
Odakyu Electric Railway Co. Ltd.	(155,500)	(3,462,540)
Olympus Corp.	(124,300)	(4,340,725)
Omron Corp.	(181,500)	(6,533,078)
Ono Pharmaceutical Co. Ltd.	(23,000)	(642,170)
Oriental Land Co. Ltd.	(72,100)	(4,390,731)
Panasonic Corp.	(126,200)	(1,262,197)
Pigeon Corp.	(264,700)	(8,017,528)
Rakuten, Inc.	(1,097,400)	(14,324,696)
Recruit Holdings Co. Ltd.	(62,000)	(2,529,178)
Ricoh Co. Ltd.	(133,200)	(1,205,383)
Rinnai Corp.	(8,900)	(828,535)
Ryohin Keikaku Co. Ltd.	(17,600)	(3,554,478)
Sega Sammy Holdings, Inc.	(361,500)	(5,156,779)
Seibu Holdings, Inc.	(247,900)	(4,092,374)
Seven Bank Ltd.	(467,700)	(1,497,992)
Shikoku Electric Power Co., Inc.	(421,700)	(4,170,209)
Shimano, Inc.	(28,000)	(4,158,662)
Shin-Etsu Chemical Co. Ltd.	(63,100)	(4,402,667)
Shizuoka Bank Ltd. (The)	(862,000)	(6,906,345)
SMC Corp.	(12,900)	(3,724,653)
Sony Corp.	(137,400)	(4,552,144)
Sony Financial Holdings, Inc.	(868,400)	(11,959,361)
Stanley Electric Co. Ltd.	(142,700)	(3,858,294)
Sumco Corp.	(584,100)	(4,806,101)
Sumitomo Metal Mining Co. Ltd.	(595,000)	(8,217,988)
Suruga Bank Ltd.	(27,600)	(661,562)
Suzuki Motor Corp.	(96,500)	(3,232,271)
T&D Holdings, Inc.	(708,200)	(7,989,274)
Taiheiyo Cement Corp.	(480,000)	(1,381,182)
Taiyo Nippon Sanso Corp.	(471,800)	(4,922,684)
Takeda Pharmaceutical Co. Ltd.	(199,000)	(9,537,999)
THK Co. Ltd.	(47,600)	(936,303)

INVESTMENTS	SHARES	VALUE ($)
Japan - (15.4)% (continued)
Tobu Railway Co. Ltd.	(355,000)	(1,808,392)
Toho Co. Ltd.	(23,700)	(787,252)
Tokio Marine Holdings, Inc.	(37,000)	(1,418,949)
Toray Industries, Inc.	(86,000)	(837,597)
Toshiba Corp. *	(1,613,000)	(5,376,777)
Toyo Seikan Group Holdings Ltd.	(82,500)	(1,458,539)
Toyota Industries Corp.	(58,800)	(2,729,297)
Toyota Motor Corp.	(78,200)	(4,536,104)
Toyota Tsusho Corp.	(19,900)	(462,471)
Trend Micro, Inc.	(60,100)	(2,096,598)
Unicharm Corp.	(235,200)	(6,102,861)
Yahoo Japan Corp.	(1,143,100)	(4,559,610)
Yakult Honsha Co. Ltd.	(184,500)	(8,338,797)
Yamaha Motor Co. Ltd.	(498,400)	(10,069,332)
Yamato Holdings Co. Ltd.	(224,400)	(5,230,673)
Yaskawa Electric Corp.	(484,000)	(7,239,151)
Yokogawa Electric Corp.	(163,500)	(2,178,119)

		(560,235,667)

Luxembourg - (0.6)%
APERAM SA	(15,384)	(693,589)
ArcelorMittal *	(1,732,802)	(10,567,251)
Millicom International Cellular SA, SDR	(52,240)	(2,706,627)
Tenaris SA	(657,447)	(9,364,195)

		(23,331,662)

Netherlands - (1.1)%
Aegon NV	(1,313,586)	(5,010,574)
Altice NV, Class A *	(639,739)	(11,457,432)
ASML Holding NV	(126,179)	(13,828,075)
Fugro NV, CVA *	(127,787)	(2,067,486)
Gemalto NV	(7,070)	(452,969)
Koninklijke KPN NV	(1,334,913)	(4,428,897)
Koninklijke Vopak NV	(37,327)	(1,957,689)
OCI NV *	(124,879)	(1,840,464)

		(41,043,586)

Norway - (0.4)%
Norsk Hydro ASA	(630,440)	(2,725,876)
Schibsted ASA, Class A	(157,153)	(4,627,935)
Statoil ASA	(274,297)	(4,604,980)
Telenor ASA	(111,934)	(1,924,805)

		(13,883,596)

Portugal - 0.0% (c)
Banco Espirito Santo SA(3) *(i)	(216,618)	(2)
Jeronimo Martins SGPS SA	(4,706)	(81,563)
Sonae SGPS SA	(352,262)	(268,943)

		(350,508)

Spain - (1.4)%
Abertis Infraestructuras SA	(371,242)	(5,783,742)
Acciona SA	(8,461)	(639,508)
Amadeus IT Group SA	(55,511)	(2,770,718)
Atresmedia Corp. de Medios de Comunicacion SA	(151,113)	(1,657,343)
Banco Bilbao Vizcaya Argentaria SA	(335,286)	(2,028,670)
Banco Popular Espanol SA	(3,469,938)	(4,294,619)
Banco Santander SA	(545,873)	(2,421,681)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (1.4)% (continued)
Bankia SA	(1,973,544)	(1,619,438)
CaixaBank SA	(659,456)	(1,666,453)
Cellnex Telecom SA (b)	(290,190)	(5,251,492)
Distribuidora Internacional de Alimentacion SA	(418,707)	(2,592,825)
Industria de Diseno Textil SA	(143,482)	(5,320,010)
Mapfre SA	(1,169,510)	(3,272,081)
Telefonica SA	(1,001,041)	(10,123,574)
Zardoya Otis SA	(128,700)	(1,238,263)

		(50,680,417)

Sweden - (1.1)%
Alfa Laval AB	(105,137)	(1,648,325)
Atlas Copco AB, Class A	(144,276)	(4,343,362)
Getinge AB, Class B	(32,957)	(638,905)
Hennes & Mauritz AB, Class B	(320,122)	(9,035,645)
Hexagon AB, Class B	(30,885)	(1,348,798)
Nordea Bank AB	(240,694)	(2,390,206)
Sandvik AB	(126,193)	(1,388,590)
Skandinaviska Enskilda Banken AB, Class A	(553,824)	(5,566,719)
SKF AB, Class B	(50,321)	(869,011)
Svenska Handelsbanken AB, Class A	(392,461)	(5,394,795)
Swedish Orphan Biovitrum AB *	(83,543)	(1,038,263)
Telefonaktiebolaget LM Ericsson, Class B	(745,653)	(5,383,826)
Volvo AB, Class B	(66,944)	(764,358)

		(39,810,803)

Switzerland - (1.8)%
Aryzta AG *	(51,863)	(2,306,957)
Chocoladefabriken Lindt & Spruengli AG	(98)	(566,751)
Cie Financiere Richemont SA	(209,199)	(12,758,542)
Clariant AG *	(31,654)	(545,706)
Credit Suisse Group AG *	(1,274,683)	(16,752,692)
Dufry AG *	(25,089)	(3,145,432)
EMS-Chemie Holding AG	(1,198)	(643,933)
Julius Baer Group Ltd. *	(44,305)	(1,805,959)
LafargeHolcim Ltd. *	(178,547)	(9,671,016)
OC Oerlikon Corp. AG *	(242,862)	(2,426,902)
STMicroelectronics NV	(729,924)	(5,951,084)
Sunrise Communications Group AG *(b)	(26,909)	(1,878,276)
Swatch Group AG (The)	(17,401)	(4,932,962)
Zurich Insurance Group AG *	(9,091)	(2,344,515)

		(65,730,727)

United Kingdom - (0.2)%
CNH Industrial NV	(278,825)	(1,996,516)
Dialog Semiconductor plc *	(32,465)	(1,252,064)
RELX NV	(177,198)	(3,169,504)

		(6,418,084)

United States - 0.0% (c)
QIAGEN NV *	(40,843)	(1,126,172)

TOTAL COMMON STOCKS (Proceeds $(957,615,628))		(971,858,090)

INVESTMENTS	SHARES	VALUE ($)
PREFERRED STOCKS - (0.4)%

Germany - (0.4)%
Schaeffler AG	(35,099)	(555,837)
Volkswagen AG	(95,178)	(12,538,026)

TOTAL PREFERRED STOCKS (Proceeds $(13,299,349))		(13,093,863)

TOTAL SHORT POSITIONS (Proceeds $(970,914,977))		(984,951,953)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.4% (Cost $3,325,994,416)		3,395,978,242

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6% (j)		241,124,544

NET ASSETS - 100.0%		3,637,102,786

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(63,194,535)	(1.7)%
Consumer Staples	84,250,438	2.3
Energy	2,025,361	0.1
Financials	53,598,026	1.5
Health Care	73,924,263	2.0
Industrials	127,207,672	3.4
Information Technology	(62,536,269)	(1.7)
Materials	(4,164,920)	(0.1)
Telecommunication Services	22,717,563	0.6
Utilities	53,188,292	1.5
Short-Term Investment	3,108,962,351	85.5

Total Investments In Securities At Value	3,395,978,242	93.4
Other Assets in Excess of Liabilities (j)	241,124,544	6.6

Net Assets	$3,637,102,786	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,186,452,962.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $8,299,105, which represents approximately 0.23% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 9/30/2016 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 October Futures	10/2016	TRY	20,397,080	$(92,532)
BANA	Bovespa Index October Futures	10/2016	BRL	(289,210,280)	1,192,643
CITI	Corn December Futures^	11/2016	USD	(11,472,400)	(130,204)
CITI	Corn December Futures^	11/2016	USD	13,189,925	128,538
MACQ	Corn December Futures^	11/2016	USD	12,997,622	169,303
MACQ	Corn December Futures^	11/2016	USD	(1,146,849)	(51,629)
BANA	Hang Seng Index October Futures	10/2016	HKD	1,228,203,315	(1,001,064)
GSIN	Hang Seng Index October Futures	10/2016	HKD	568,784,088	(443,840)
BANA	H-SHARES Index October Futures	10/2016	HKD	(187,632,849)	241,422
GSIN	H-SHARES Index October Futures	10/2016	HKD	(31,496,700)	38,246
BANA	KOSPI Index 200 December Futures	12/2016	KRW	95,622,437,200	(792,877)
GSIN	KOSPI Index 200 December Futures	12/2016	KRW	782,301,450	(7,033)
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	9,212,709	(55,149)
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	13,161,764	(306,378)
CITI	Soyabean November Futures^	10/2016	USD	36,283,595	(6,041,794)
SOCG	Soyabean November Futures^	10/2016	USD	4,305,184	(727,684)
MACQ	Soyabean November Futures^	10/2016	USD	32,598,654	(5,505,053)
BANA	SwissMarket Index December Futures	12/2016	CHF	(18,538,359)	121,522
BANA	Taiwan Stock Exchange October Futures	10/2016	TWD	1,640,641,833	146,722
BANA	Tel Aviv 25 Index October Futures	10/2016	ILS	23,143,822	(53,615)
GSIN	WIG20 Index December Futures	12/2016	PLN	(60,399,652)	124,803

					$(13,045,653)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
784	GSCO	Brent Crude Futures^	10/2016	$36,741,190	$39,348,961	$2,607,771
610	MSCL	Gold 100 OZ Futures^	12/2016	81,490,650	80,343,100	(1,147,550)
9	JPPC	LME Copper Futures^	11/2016	1,084,495	1,093,500	9,005
20	JPPC	LME Copper Futures^	11/2016	2,376,466	2,430,335	53,869
4	JPPC	LME Copper Futures^	11/2016	463,316	486,117	22,801
1	JPPC	LME Copper Futures^	12/2016	115,879	121,559	5,680

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,273	JPPC	LME Copper Futures^	12/2016	$147,490,934	$154,892,275	$7,401,341
7	JPPC	LME Copper Futures^	12/2016	845,410	851,375	5,965
1	JPPC	LME Copper Futures^	12/2016	121,279	121,600	321
3	JPPC	LME Copper Futures^	12/2016	362,855	364,865	2,010
1,984	MSCL	Silver Futures^	12/2016	192,304,428	190,602,880	(1,701,548)
367	JPMS	BIST 30 Futures	10/2016	1,168,375	1,151,690	(16,685)
3,984	BARC	CAC40 Index Futures	10/2016	196,381,319	198,865,569	2,484,250
993	BARC	DAX Index Futures	12/2016	290,321,770	293,163,805	2,842,035
2,444	BARC	FTSE 100 Index Futures	12/2016	211,308,221	217,231,232	5,923,011
512	BARC	FTSE Bursa Malaysia KLCI Index Futures	10/2016	10,338,215	10,238,762	(99,453)
585	BARC	KOSPI Index 200 Futures	12/2016	69,458,801	68,573,568	(885,233)
11	JPMS	KOSPI Index 200 Futures	12/2016	1,305,200	1,289,418	(15,782)
1,306	BARC	Hang Seng Index Futures	10/2016	197,649,469	196,268,746	(1,380,723)
185	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	12/2016	4,429,521	4,502,360	72,839
327	BARC	MSCI Taiwan Stock Index Futures	10/2016	11,326,904	11,173,590	(153,314)
1,077	BARC	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	138,621,313	140,409,375	1,788,062
1,125	BARC	SET50 Index Futures	12/2016	6,138,909	6,138,311	(598)
75	BARC	SGX S&P CNX Nifty Index Futures	10/2016	1,317,680	1,297,650	(20,030)
2,630	BARC	SPI 200 Index Futures	12/2016	262,205,902	272,542,656	10,336,754
2,067	JPMS	90-Day EURODollar Futures	03/2017	512,354,338	511,866,713	(487,625)
2,067	JPMS	90-Day EURODollar Futures	06/2017	512,178,259	511,660,013	(518,246)
2,067	JPMS	90-Day EURODollar Futures	09/2017	511,374,854	511,479,150	104,296
5,955	JPMS	Australia 3-Year Bond Futures	12/2016	515,801,373	516,429,400	628,027
356	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	67,278,635	67,247,761	(30,874)
356	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	67,288,178	67,251,153	(37,025)
1,001	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	189,063,126	189,096,641	33,515
23,386	GSCO	Euro - SCHATZ Futures	12/2016	2,942,686,122	2,945,860,765	3,174,643
1,306	GSCO	Euro-Bobl Futures	12/2016	193,077,783	193,788,590	710,807
2,938	GSCO	Long Gilt Futures	12/2016	496,787,837	496,003,536	(784,301)
3,046	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	400,193,821	399,406,750	(787,071)
16,916	MSCL	U.S. Treasury 2-Year Note Futures	12/2016	3,695,710,566	3,695,617,375	(93,191)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
29	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	$3,523,272	$3,523,953	$681

				11,972,686,665	12,002,735,099	30,048,434

Short Contracts:
9	JPPC	LME Copper Futures^	11/2016	$(1,085,028)	$(1,093,500)	$(8,472)
20	JPPC	LME Copper Futures^	11/2016	(2,371,221)	(2,430,335)	(59,114)
4	JPPC	LME Copper Futures^	11/2016	(463,490)	(486,117)	(22,627)
1	JPPC	LME Copper Futures^	12/2016	(115,904)	(121,560)	(5,656)
7	JPPC	LME Copper Futures^	12/2016	(841,383)	(851,375)	(9,992)
1	JPPC	LME Copper Futures^	12/2016	(121,297)	(121,599)	(302)
3	JPPC	LME Copper Futures^	12/2016	(361,643)	(364,865)	(3,222)
8,241	MSCL	Natural Gas Futures^	10/2016	(239,162,227)	(239,483,460)	(321,233)
1,182	MSCL	WTI Crude Futures^	10/2016	(55,113,681)	(57,019,680)	(1,905,999)
1,298	BARC	Amsterdam Index Futures	10/2016	(129,456,847)	(131,842,150)	(2,385,303)
15,237	BARC	Euro Stoxx 50 Index Futures	12/2016	(511,379,613)	(512,467,523)	(1,087,910)
1,594	BARC	FTSE/JSE Top 40 Index Futures	12/2016	(53,994,727)	(53,348,616)	646,111
1,214	BARC	FTSE/MIB Index Futures	12/2016	(112,775,344)	(111,534,039)	1,241,305
120	BARC	H-SHARES Index Futures	10/2016	(7,529,568)	(7,426,126)	103,442
744	BARC	IBEX 35 Index Futures	10/2016	(73,626,246)	(73,235,391)	390,855
1,299	BARC	MSCI Singapore Index Futures	10/2016	(29,748,362)	(30,019,787)	(271,425)
13,368	BARC	OMXS30 Index Futures	10/2016	(220,436,361)	(224,155,686)	(3,719,325)
1,686	BARC	S&P 500 E-Mini Futures	12/2016	(179,730,898)	(182,121,720)	(2,390,822)
622	BARC	TOPIX Index Futures	12/2016	(81,848,890)	(81,150,437)	698,453
133	GSCO	10-Year Japanese Government Bond Futures	12/2016	(198,819,640)	(199,804,941)	(985,301)
1,557	JPMS	3-Month Euro Euribor Futures	03/2017	(438,704,879)	(438,641,363)	63,516
1,557	JPMS	3-Month Euro Euribor Futures	06/2017	(438,792,737)	(438,728,815)	63,922
1,557	JPMS	3-Month Euro Euribor Futures	09/2017	(438,853,096)	(438,794,405)	58,691
2,116	JPMS	90-Day Sterling Futures	03/2017	(341,336,664)	(341,803,168)	(466,504)
2,116	JPMS	90-Day Sterling Futures	06/2017	(341,761,333)	(341,871,734)	(110,401)
2,116	JPMS	90-Day Sterling Futures	09/2017	(341,886,097)	(341,906,017)	(19,920)
229	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2017	(174,542,518)	(174,550,681)	(8,163)
229	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2017	(174,551,576)	(174,567,829)	(16,253)
229	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	(174,556,171)	(174,576,405)	(20,234)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5,083	JPMS	Australia 10-Year Bond Futures	12/2016	$(526,965,813)	$(533,030,744)	$(6,064,931)
7,727	GSCO	Canadian 10-Year Bond Futures	12/2016	(862,478,528)	(865,315,629)	(2,837,101)
645	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(121,849,736)	(121,820,906)	28,830
5,827	GSCO	Euro-Bund Futures	12/2016	(1,077,518,712)	(1,084,632,491)	(7,113,779)
318	GSCO	Euro-Buxl 30-Year Bond Futures	12/2016	(67,674,985)	(68,651,557)	(976,572)
1,414	MSCL	U.S. Treasury Long Bond Futures	12/2016	(241,490,459)	(237,772,937)	3,717,522

				(7,661,945,674)	(7,685,743,588)	(23,797,914)

				$4,310,740,991	$4,316,991,511	$6,250,520

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	151,980,396	$114,714,043	$116,108,762	$1,394,719
Australian Dollar, Expiring 12/21/16	JPMC	AUD	227,970,593	172,071,278	174,163,142	2,091,864
Brazilian Real, Expiring 12/21/16*	CITI	BRL	276,780,229	82,561,858	83,146,946	585,088
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	415,170,341	123,842,943	124,720,417	877,474
Canadian Dollar, Expiring 12/21/16	CITI	CAD	231,632,540	178,392,708	176,658,530	(1,734,178)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	347,448,810	267,589,395	264,987,793	(2,601,602)
Swiss Franc, Expiring 12/21/16	CITI	CHF	929,000	960,543	960,957	414
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	1,918,800	285,940	287,398	1,458
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	136,550,800	20,271,953	20,362,190	90,237
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	2,878,200	431,191	431,097	(94)
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	191,914,200	28,488,853	28,617,872	129,019

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Danish Krone, Expiring 12/21/16	CITI	DKK	83,000	$12,561	$12,572	$11
Euro, Expiring 12/21/16	CITI	EUR	16,813,251	18,943,466	18,957,360	13,894
Euro, Expiring 12/21/16	JPMC	EUR	25,104,377	28,285,242	28,305,812	20,570
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	144,359,600	18,632,200	18,626,691	(5,509)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	50,645,400	6,536,017	6,534,766	(1,251)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	2,584,400,000	9,356,588	9,430,763	74,175
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	3,876,600,000	14,034,901	14,146,143	111,242
Indian Rupee, Expiring 12/21/16*	CITI	INR	1,832,099,476	26,966,162	27,150,399	184,237
Indian Rupee, Expiring 12/21/16*	JPMC	INR	2,748,149,214	40,449,294	40,725,598	276,304
Japanese Yen, Expiring 12/21/16	CITI	JPY	13,883,241,742	136,317,524	137,399,983	1,082,459
Japanese Yen, Expiring 12/21/16	JPMC	JPY	20,824,736,614	204,475,314	206,098,732	1,623,418
Mexican Peso, Expiring 12/21/16	CITI	MXN	448,453,737	23,203,768	22,924,993	(278,775)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	672,680,604	34,807,210	34,387,488	(419,722)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	167,852,600	20,596,521	21,000,384	403,863
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	198,512,400	24,369,616	24,836,294	466,678
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	48,569,943	35,497,765	35,257,596	(240,169)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	72,854,914	53,246,715	52,886,393	(360,322)
Poland Zloty, Expiring 12/21/16	CITI	PLN	49,200,000	12,741,903	12,847,178	105,275
Poland Zloty, Expiring 12/21/16	JPMC	PLN	73,800,000	19,112,881	19,270,767	157,886
Swedish Krona, Expiring 12/21/16	CITI	SEK	19,886,000	2,371,463	2,327,523	(43,940)
Turkish Lira, Expiring 12/21/16	CITI	TRY	163,205,180	54,208,800	53,527,019	(681,781)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	244,807,770	81,313,300	80,290,529	(1,022,771)
South African Rand, Expiring 12/21/16	CITI	ZAR	224,400,000	15,871,642	16,101,124	229,482
South African Rand, Expiring 12/21/16	JPMC	ZAR	336,600,000	23,807,145	24,151,683	344,538

				$1,894,768,703	$1,897,642,894	$2,874,191

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(10,800,000)	$(3,201,917)	$(3,244,404)	$(42,487)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(16,200,000)	(4,802,869)	(4,866,607)	(63,738)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(4,672,400)	(3,529,465)	(3,563,486)	(34,021)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(7,008,600)	(5,294,189)	(5,345,229)	(51,040)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(319,749,290)	(330,508,291)	(330,748,390)	(240,099)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(468,562,932)	(484,291,272)	(484,681,094)	(389,822)
Chinese Renminbi, Expiring 10/11/16*	CITI	CNY	(1,918,800)	(287,327)	(287,398)	(71)
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	(48,026,400)	(7,146,352)	(7,161,604)	(15,252)
Chinese Renminbi, Expiring 10/11/16*	JPMC	CNY	(2,878,200)	(430,992)	(431,097)	(105)
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	(39,414,600)	(5,860,904)	(5,877,429)	(16,525)
Danish Krone, Expiring 12/21/16	CITI	DKK	(49,740,170)	(7,576,886)	(7,533,689)	43,197
Danish Krone, Expiring 12/21/16	JPMC	DKK	(74,610,253)	(11,365,314)	(11,300,533)	64,781
Euro, Expiring 12/21/16	CITI	EUR	(10,336,600)	(11,652,013)	(11,654,775)	(2,762)
Euro, Expiring 12/21/16	JPMC	EUR	(5,927,400)	(6,634,387)	(6,683,292)	(48,905)
British Pound, Expiring 12/21/16	CITI	GBP	(23,774,701)	(31,552,526)	(30,867,215)	685,311
British Pound, Expiring 12/21/16	JPMC	GBP	(35,662,050)	(47,328,240)	(46,300,822)	1,027,418
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(201,742,600)	(26,027,472)	(26,030,811)	(3,339)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(299,138,400)	(38,592,316)	(38,597,771)	(5,455)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(2,420,000,000)	(8,728,167)	(8,830,848)	(102,681)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(3,480,000,000)	(12,543,095)	(12,698,906)	(155,811)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(171,303,637)	(45,703,908)	(45,809,175)	(105,267)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(240,455,454)	(64,191,201)	(64,301,412)	(110,211)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(140,000,000)	(2,076,868)	(2,074,699)	2,169
Indian Rupee, Expiring 12/21/16*	JPMC	INR	(210,000,000)	(3,115,297)	(3,112,050)	3,247
Japanese Yen, Expiring 12/21/16	CITI	JPY	(3,397,318,000)	(33,547,146)	(33,622,655)	(75,509)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(462,333,000)	(4,622,891)	(4,575,628)	47,263
Korean Won, Expiring 12/21/16*	CITI	KRW	(74,911,867,584)	(67,491,705)	(67,988,588)	(496,883)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(112,367,801,376)	(101,237,430)	(101,982,880)	(745,450)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 12/21/16	CITI	MXN	(12,000,000)	$(631,648)	$(613,441)	$18,207
Mexican Peso, Expiring 12/21/16	JPMC	MXN	(18,000,000)	(947,311)	(920,161)	27,150
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(1,033,496,560)	(125,493,695)	(129,302,877)	(3,809,182)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(1,550,244,838)	(188,240,308)	(193,954,316)	(5,714,008)
Poland Zloty, Expiring 12/21/16	CITI	PLN	(400,000)	(103,264)	(104,449)	(1,185)
Poland Zloty, Expiring 12/21/16	JPMC	PLN	(600,000)	(154,896)	(156,673)	(1,777)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(264,686,907)	(31,353,165)	(30,979,832)	373,333
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(396,937,361)	(47,018,695)	(46,458,864)	559,831
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(113,817,800)	(83,823,308)	(83,488,816)	334,492
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(153,926,699)	(113,268,132)	(112,909,915)	358,217
Turkish Lira, Expiring 12/21/16	CITI	TRY	(7,200,000)	(2,377,406)	(2,361,411)	15,995
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(10,800,000)	(3,566,104)	(3,542,117)	23,987
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	(615,705,474)	(19,554,823)	(19,686,074)	(131,251)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	(923,558,210)	(29,332,198)	(29,529,111)	(196,913)

				(2,015,205,393)	(2,024,180,544)	(8,975,151)

				$(120,436,690)	$(126,537,650)	$(6,100,960)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-61 months maturity ranging from 10/19/2016 - 12/21/2020	$(25,763,920)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	143,242	$2,296,278	$(260,820)

Ireland
Paddy Power Betfair Plc	2,746	321,799	(12,467)

Isle of Man
Paysafe Group plc	80,828	466,186	750

South Africa
Investec plc	251,812	1,536,214	(1,228)
Mondi plc	200,203	3,311,729	894,536

			893,308

Switzerland
Coca-Cola HBC AG	57,713	1,057,271	283,492
Wolseley plc	23,557	1,125,109	199,796

			483,288

United Kingdom
Aggreko plc	79,857	812,695	171,824
Amec Foster Wheeler plc	172,314	1,045,532	232,688
Anglo American plc	117,258	1,100,666	361,635
Ashtead Group plc	157,846	2,370,425	223,668
Associated British Foods plc	51,722	2,336,064	(593,302)
Auto Trader Group plc	105,766	490,692	65,317
Babcock International Group plc	181,026	2,252,909	170,668
BAE Systems plc	487,827	3,227,349	86,592
Barratt Developments plc	1,019,150	7,354,302	(829,670)
Bellway plc	189,908	5,755,745	67,964
Berkeley Group Holdings plc	164,798	7,246,163	(1,739,646)
BP plc	156,267	860,871	49,968
Britvic plc	104,691	974,565	(156,056)
BT Group plc	1,401,475	8,387,432	(1,336,162)
Bunzl plc	67,602	1,600,156	393,322
Close Brothers Group plc	158,020	2,700,347	102,332
Compass Group plc	219,567	3,584,990	667,288
Daily Mail & General Trust plc	69,517	624,623	45,250
DCC plc	56,538	4,086,921	1,049,929
Direct Line Insurance Group plc	823,927	4,304,793	(412,780)
Dixons Carphone plc	428,710	2,689,381	(641,665)
easyJet plc	169,833	3,798,191	(1,583,735)
GKN plc	641,486	2,537,521	124,334
Greene King plc	191,304	2,222,749	(304,821)
Hays plc	286,375	445,919	36,090
Henderson Group plc	245,995	876,417	(137,963)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Howden Joinery Group plc	205,238	$1,402,914	$(253,063)
HSBC Holdings plc	747,904	5,325,013	296,808
Imperial Brands plc	127,536	5,770,710	793,649
Inchcape plc	206,191	2,068,946	(309,564)
Indivior plc	514,831	1,309,476	737,925
Informa plc	53,254	470,014	21,301
Intermediate Capital Group plc	599,230	5,145,695	(570,175)
International Consolidated Airlines Group SA	970,456	7,514,772	(2,500,989)
ITV plc	800,327	2,813,651	(872,279)
J Sainsbury plc	1,593,771	5,387,245	(310,984)
John Wood Group plc	104,586	881,905	147,577
Jupiter Fund Management plc	75,639	400,595	16,425
Kingfisher plc	475,904	2,009,428	312,538
Legal & General Group plc	484,399	1,547,755	(174,957)
Lloyds Banking Group plc	1,214,921	853,547	4,814
Man Group plc	780,152	1,760,845	(624,365)
Meggitt plc	116,747	536,642	144,776
Merlin Entertainments plc	83,409	490,710	(15,887)
Micro Focus International plc	145,888	2,903,242	1,249,369
National Grid plc	780,829	9,752,512	1,275,005
Persimmon plc	408,203	9,599,326	(1,418)
Playtech plc	238,848	2,453,324	365,517
Provident Financial plc	72,241	3,198,706	(362,141)
Reckitt Benckiser Group plc	44,743	4,228,291	(15,965)
Regus plc	560,929	2,195,943	(299,151)
Rentokil Initial plc	738,091	1,523,778	597,631
Rightmove plc	52,955	2,758,841	138,652
Royal Mail plc	889,829	5,141,554	504,968
RPC Group plc	33,156	375,809	36,216
Sage Group plc (The)	339,116	2,693,818	546,316
Sky plc	364,777	5,311,312	(1,083,506)
SSE plc	160,986	3,077,315	191,622
Taylor Wimpey plc	3,475,670	8,315,264	(1,382,765)
Travis Perkins plc	66,924	1,593,431	(258,586)
United Utilities Group plc	46,017	550,054	47,650
Vodafone Group plc	2,543,065	7,084,281	209,042
Whitbread plc	24,650	1,440,574	(189,529)
William Hill plc	799,995	3,662,777	(506,795)
WM Morrison Supermarkets plc	1,770,968	4,378,755	621,838
WPP plc	278,186	5,531,283	1,007,654

			(4,351,757)

Total of Long Equity Positions			(3,247,698)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
BHP Billiton plc	(529,029)	$(6,165,145)	$(1,790,695)

Chile
Antofagasta plc	(486,064)	(2,782,965)	(509,595)

Ireland
Experian plc	(404,100)	(5,911,148)	(2,161,952)

Jordan
Hikma Pharmaceuticals plc	(30,011)	(837,533)	53,595

Netherlands
Royal Dutch Shell plc	(246,515)	(5,312,320)	(820,459)

Switzerland
Glencore plc	(281,243)	(692,186)	(77,906)

United Kingdom
Aberdeen Asset Management plc	(290,347)	(987,932)	(237,578)
Admiral Group plc	(25,558)	(534,515)	(143,821)
ASOS plc	(97,067)	(3,856,681)	(2,251,571)
AstraZeneca plc	(138,927)	(9,098,457)	102,674
Aviva plc	(658,593)	(3,758,429)	446
Balfour Beatty plc	(237,578)	(811,177)	(48,513)
Barclays plc	(1,506,039)	(3,080,540)	(184,585)
Booker Group plc	(549,709)	(1,219,590)	(48,438)
British American Tobacco plc	(9,126)	(423,063)	(158,958)
BTG plc	(194,676)	(1,555,991)	(43,101)
Burberry Group plc	(286,180)	(4,763,619)	(343,058)
Capita plc	(358,851)	(5,176,615)	2,067,994
Centrica plc	(2,822,517)	(7,665,381)	(680,133)
Cobham plc	(171,663)	(373,489)	36
Croda International plc	(38,348)	(1,494,776)	(235,649)
Diageo plc	(384,365)	(9,088,293)	(1,921,296)
Drax Group plc	(549,112)	(1,530,534)	(642,436)
G4S plc	(945,216)	(2,338,346)	(448,836)
GlaxoSmithKline plc	(317,467)	(5,495,025)	(1,266,560)
Hargreaves Lansdown plc	(329,983)	(6,369,637)	936,050
ICAP plc	(290,609)	(1,699,537)	(50,600)
IMI plc	(208,638)	(2,389,317)	(514,331)
Inmarsat plc	(115,822)	(1,171,151)	115,285
InterContinental Hotels Group plc	(65,105)	(2,435,514)	(247,794)
Intertek Group plc	(111,583)	(4,171,807)	(865,481)
Just Eat plc	(331,847)	(2,313,368)	12,546
Next plc	(28,879)	(2,010,175)	222,592
Old Mutual plc	(1,949,005)	(4,140,487)	(968,306)
Pearson plc	(296,874)	(3,056,607)	154,469
Pennon Group plc	(114,988)	(1,319,429)	(10,061)
Petrofac Ltd.	(363,840)	(3,643,461)	(567,832)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Prudential plc	(146,799)	$(2,893,622)	$291,365
Rio Tinto plc	(160,662)	(4,201,069)	(1,138,729)
Rolls-Royce Holdings plc (LSE)(c)	(1,705,451)	281	(2,492)
Rolls-Royce Holdings plc	(500,858)	(4,439,269)	(233,587)
Rolls-Royce Holdings plc (c)	(437,096)	106	(673)
Rotork plc	(415,078)	(978,523)	(156,455)
Royal Bank of Scotland Group plc	(2,611,058)	(8,693,141)	2,648,358
RSA Insurance Group plc	(637,382)	(3,381,375)	(1,120,196)
SABMiller plc	(131,262)	(6,843,592)	(802,353)
Schroders plc	(16,387)	(573,015)	760
Serco Group plc	(2,297,722)	(2,696,590)	(1,192,196)
Severn Trent plc	(79,498)	(2,211,255)	(368,288)
Smith & Nephew plc	(149,243)	(2,421,679)	14,631
Smiths Group plc	(21,276)	(247,836)	(156,033)
Spectris plc	(25,416)	(535,641)	(111,533)
Spirax-Sarco Engineering plc	(13,695)	(535,737)	(262,538)
Sports Direct International plc	(127,056)	(751,663)	278,931
St. James’s Place plc	(187,674)	(2,416,483)	112,771
Standard Chartered plc	(784,220)	(4,809,528)	(1,572,266)
Standard Life plc	(921,124)	(4,446,481)	342,999
Tate & Lyle plc	(72,732)	(585,858)	(120,133)
Tesco plc	(5,545,776)	(10,316,840)	(2,818,072)
Thomas Cook Group plc	(999,417)	(1,598,227)	702,726
Weir Group plc (The)	(89,837)	(1,010,569)	(968,113)
Worldpay Group plc	(175,871)	(688,996)	14,666

			(14,883,296)

United States
Shire plc	(205,544)	(13,079,052)	(212,080)

Total of Short Equity Positions			(20,402,388)

Total of Long and Short Equity Positions			(23,650,086)

Net Cash and Other Receivables/ (Payables) (b)			(2,113,834)

Swaps, at Value			$(25,763,920)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	52-61 months maturity 12/22/2020	$(39,629,862)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	54,932	$2,988,314	$1,115,106

Singapore
Broadcom Ltd.	15,488	2,175,754	496,236

Sweden
Autoliv, Inc.	32,457	3,605,770	(139,363)

Switzerland
TE Connectivity Ltd.	35,882	2,274,560	35,523

United States
3M Co.	40,016	6,671,164	380,856
Aaron’s, Inc.	127,205	2,815,824	417,727
Abbott Laboratories	179,883	7,783,228	(175,976)
Abercrombie & Fitch Co.	104,887	2,539,956	(873,302)
Accenture plc	70,151	7,327,212	1,243,135
ACI Worldwide, Inc.	21,814	388,913	33,842
Activision Blizzard, Inc.	244,471	9,395,004	1,435,061
Acuity Brands, Inc.	6,067	1,411,791	193,537
Aetna, Inc.	179,736	19,966,181	784,341
Aflac, Inc.	232,588	15,481,172	1,234,927
AGCO Corp.	197,530	9,006,277	735,902
Air Lease Corp.	75,334	2,222,880	(69,834)
Akamai Technologies, Inc.	64,230	3,352,312	51,235
Alaska Air Group, Inc.	117,380	8,986,119	(1,255,472)
Albemarle Corp.	9,814	789,290	49,709
Alleghany Corp.	2,640	1,313,764	72,289
Allied World Assurance Co. Holdings AG	80,588	2,856,039	401,328
Allstate Corp. (The)	214,956	14,211,673	658,983
Alphabet, Inc.	7,306	5,576,698	297,765
AMC Networks, Inc.	61,599	4,651,385	(1,456,861)
Amdocs Ltd.	202,822	11,064,999	668,254
AMERCO	20,265	7,501,395	(930,874)
Ameren Corp.	410,647	19,087,144	1,108,475
American Airlines Group, Inc.	39,551	1,671,050	(223,088)
American Eagle Outfitters, Inc.	593,594	8,811,389	1,790,200
American Electric Power Co., Inc.	390,926	23,112,569	1,988,790
American Financial Group, Inc.	92,550	6,583,031	358,219
American International Group, Inc.	93,461	5,352,671	193,305
Ameriprise Financial, Inc.	85,288	8,683,259	(174,076)
AmerisourceBergen Corp.	39,037	3,886,754	(733,345)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Amgen, Inc.	50,136	$8,110,770	$252,416
AmTrust Financial Services, Inc.	273,685	8,202,015	(859,047)
Analog Devices, Inc.	18,038	979,132	183,417
ANSYS, Inc.	6,337	545,613	41,257
Antero Resources Corp.	644,071	16,880,200	477,514
Anthem, Inc.	190,650	25,551,257	(1,660,905)
AO Smith Corp.	130,443	9,715,559	3,170,905
Apple, Inc.	6,850	746,513	27,879
Applied Materials, Inc.	243,193	6,852,283	479,986
Aramark	14,044	534,974	(881)
Arch Capital Group Ltd.	47,092	3,293,140	439,372
Archer-Daniels-Midland Co.	166,317	5,911,258	1,102,330
Arrow Electronics, Inc.	157,562	9,486,233	593,008
Ashland Global Holdings, Inc.	13,136	1,357,343	165,776
Aspen Insurance Holdings Ltd.	109,483	5,201,906	(101,093)
Associated Banc-Corp.	52,681	1,015,425	16,596
Assurant, Inc.	88,206	7,109,576	1,027,427
Assured Guaranty Ltd.	259,006	6,738,046	449,371
AT&T, Inc.	315,117	11,722,612	1,074,289
Atmos Energy Corp.	91,563	6,385,953	432,743
AutoNation, Inc.	57,899	2,888,353	(68,093)
AutoZone, Inc.	5,454	4,119,461	71,066
Avery Dennison Corp.	123,324	8,333,756	1,259,618
Avnet, Inc.	228,440	9,467,596	(87,849)
Axis Capital Holdings Ltd.	120,142	6,645,813	(118,498)
Bank of Hawaii Corp.	19,951	1,336,641	112,200
Bank of New York Mellon Corp. (The)	260,321	9,919,188	462,414
BankUnited, Inc.	34,426	1,172,103	(132,437)
Baxter International, Inc.	244,225	10,715,830	909,280
BB&T Corp.	241,242	9,173,218	(73,570)
Becton Dickinson and Co.	33,286	5,287,954	694,539
Bed Bath & Beyond, Inc.	58,747	2,842,603	(310,020)
Bemis Co., Inc.	160,994	7,697,558	514,745
Best Buy Co., Inc.	321,906	10,332,760	1,957,611
Big Lots, Inc.	108,188	4,365,614	800,363
Biogen, Inc.	13,169	4,116,368	5,924

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bio-Rad Laboratories, Inc.	20,408	$2,718,786	$624,249
BlackRock, Inc.	14,941	5,208,848	206,667
Boeing Co. (The)	44,271	6,302,183	(469,921)
BOK Financial Corp.	59,918	3,119,945	1,012,599
Booz Allen Hamilton Holding Corp.	125,220	3,702,699	255,505
Boston Beer Co., Inc. (The)	5,590	978,929	(111,025)
Boston Scientific Corp.	68,846	1,279,374	359,161
Brinker International, Inc.	129,724	5,860,930	681,051
Broadridge Financial Solutions, Inc.	99,451	5,362,180	1,379,604
Brocade Communications Systems, Inc.	1,108,139	10,021,963	206,160
Bruker Corp.	125,716	2,857,708	(10,241)
Brunswick Corp.	142,830	6,318,431	648,816
BWX Technologies, Inc.	14,670	580,911	(18,024)
CA, Inc.	266,719	8,219,183	603,882
Cabot Corp.	127,491	5,913,605	768,198
Cadence Design Systems, Inc.	231,143	4,858,489	1,042,591
Campbell Soup Co.	63,150	3,495,224	(40,919)
Capital One Financial Corp.	192,889	14,136,540	(281,323)
Cardinal Health, Inc.	94,853	8,098,366	(728,288)
Carlisle Cos., Inc.	50,104	4,663,265	475,903
Carnival Corp.	237,317	11,707,556	(121,740)
Carter’s, Inc.	58,066	5,460,390	(425,487)
Casey’s General Stores, Inc.	78,096	9,080,180	303,055
Catalent, Inc.	33,359	806,131	55,865
Cathay General Bancorp	20,927	573,242	70,891
CDW Corp.	114,572	4,754,545	484,833
Celanese Corp.	119,980	7,807,715	178,154
Centene Corp.	32,941	2,082,922	122,808
CenturyLink, Inc.	458,758	13,222,908	(639,176)
CH Robinson Worldwide, Inc.	66,091	4,576,861	79,911
Charles River Laboratories International, Inc.	95,656	7,419,841	552,130
Cheesecake Factory, Inc. (The)	122,913	5,982,966	170,059
Chubb Ltd.	78,195	9,582,032	243,170
Church & Dwight Co., Inc.	120,652	5,139,056	642,588
Cinemark Holdings, Inc.	104,238	3,201,971	788,260
Cintas Corp.	77,992	6,960,276	1,821,623

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cisco Systems, Inc.	495,474	$13,787,819	$1,928,616
Citizens Financial Group, Inc.	160,365	3,974,919	(12,300)
Citrix Systems, Inc.	82,635	5,715,631	1,326,524
Clorox Co. (The)	66,313	8,651,200	(350,139)
CME Group, Inc.	33,531	3,143,056	361,605
CMS Energy Corp.	207,749	8,255,138	472,398
Cognizant Technology Solutions Corp.	45,387	2,670,881	(505,467)
Comcast Corp.	158,794	9,478,203	1,056,191
Commerce Bancshares, Inc.	136,422	6,013,719	706,429
Commercial Metals Co.	644,047	9,180,825	1,246,296
Computer Sciences Corp.	180,706	5,575,117	3,859,543
ConAgra Foods, Inc.	27,961	1,150,173	167,069
ConocoPhillips	125,125	5,502,042	(62,858)
Consolidated Edison, Inc.	363,611	24,254,984	3,124,924
Constellation Brands, Inc.	53,910	7,760,111	1,215,365
Convergys Corp.	304,284	7,862,032	1,394,287
Cooper Cos., Inc. (The)	5,757	785,468	246,532
CoreLogic, Inc.	49,502	1,760,070	181,399
Corning, Inc.	328,413	7,488,493	278,474
Costco Wholesale Corp.	19,711	3,167,163	(161,039)
CR Bard, Inc.	21,630	4,123,111	728,066
Cracker Barrel Old Country Store, Inc.	37,364	4,912,765	27,503
Crane Co.	39,681	2,237,705	262,595
Crown Holdings, Inc.	84,254	4,018,857	791,204
CST Brands, Inc.	50,370	1,947,869	474,424
CSX Corp.	219,543	6,054,129	641,933
Cummins, Inc.	102,787	10,689,855	2,482,299
Curtiss-Wright Corp.	33,734	2,965,212	108,292
CVS Health Corp.	53,462	5,063,386	(305,803)
Dana, Inc.	104,095	6,932,072	1,227,935
Darden Restaurants, Inc.	143,575	8,516,932	287,087
Dean Foods Co.	484,886	8,738,242	(786,112)
Deckers Outdoor Corp.	26,958	1,329,029	276,319
Delta Air Lines, Inc.	372,859	16,825,529	(2,149,798)
Deluxe Corp.	138,847	7,981,062	1,296,694
DENTSPLY SIRONA, Inc.	105,748	6,102,005	182,599
Diamond Offshore Drilling, Inc.	400,244	9,057,877	(2,009,581)
Dick’s Sporting Goods, Inc.	15,134	548,361	310,039
Dillard’s, Inc.	32,085	2,075,047	(53,371)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discover Financial Services	190,464	$10,649,180	$121,559
Dover Corp.	45,442	3,047,798	298,550
Dow Chemical Co. (The)	374,142	18,355,475	1,036,305
DR Horton, Inc.	460,371	13,877,459	25,745
Dr. Pepper Snapple Group, Inc.	131,424	12,229,167	(228,842)
Dril-Quip, Inc.	112,156	6,350,443	(98,867)
DST Systems, Inc.	57,603	6,583,270	209,276
DTE Energy Co.	165,018	13,444,730	2,012,506
Duke Energy Corp.	57,109	4,627,654	(56,650)
Dun & Bradstreet Corp. (The)	9,863	1,017,801	329,682
East West Bancorp, Inc.	43,878	1,750,615	(139,854)
Eastman Chemical Co.	79,013	5,202,534	145,066
Eaton Corp. plc	109,352	7,238,665	(53,145)
eBay, Inc.	249,707	7,004,277	1,211,084
Edison International	144,849	8,854,085	1,611,255
Edwards Lifesciences Corp.	60,665	4,913,258	2,400,514
Electronic Arts, Inc.	97,931	6,964,853	1,398,455
Eli Lilly & Co.	79,331	6,839,087	(471,981)
Endurance Specialty Holdings Ltd.	61,802	3,931,736	113,205
Energizer Holdings, Inc.	11,288	565,024	(1,076)
Entergy Corp.	198,139	14,768,593	434,613
EQT Corp.	40,351	2,370,467	559,823
Equifax, Inc.	112,401	12,273,912	2,853,015
Euronet Worldwide, Inc.	24,205	1,879,073	101,622
Everest Re Group Ltd.	39,837	7,497,554	70,281
Exelon Corp.	415,624	13,002,317	833,806
Expedia, Inc.	31,841	3,818,548	(102,066)
Expeditors International of Washington, Inc.	150,373	6,689,161	1,058,056
Exxon Mobil Corp.	23,718	2,099,622	(29,515)
FactSet Research Systems, Inc.	25,588	4,061,517	86,298
Fair Isaac Corp.	29,713	2,853,785	848,157
Federated Investors, Inc.	21,388	704,424	(70,698)
FedEx Corp.	49,555	8,109,931	546,336
Fidelity National Information Services, Inc.	35,462	2,439,828	291,810
Fifth Third Bancorp	727,875	13,369,803	1,522,520
First American Financial Corp.	131,572	4,765,004	403,144
First Solar, Inc.	209,391	12,155,596	(3,886,745)
FirstEnergy Corp.	35,143	1,171,106	(8,576)
Fiserv, Inc.	74,210	7,044,698	336,971

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Flex Ltd.	607,388	$7,172,223	$1,100,402
Flowers Foods, Inc.	154,841	3,277,656	(936,460)
FNF Group	84,304	2,830,220	281,440
Foot Locker, Inc.	132,347	8,464,446	498,093
Ford Motor Co.	818,109	9,989,847	(115,272)
Fortune Brands Home & Security, Inc.	149,515	9,073,303	(386,482)
FTI Consulting, Inc.	10,183	446,484	7,271
Fulton Financial Corp.	221,915	2,906,525	315,681
GameStop Corp.	273,603	7,879,309	(330,602)
Gannett Co., Inc.	202,010	2,991,136	(639,739)
GATX Corp.	99,039	4,371,343	40,844
General Dynamics Corp.	64,493	8,908,409	1,098,325
General Mills, Inc.	85,222	4,921,474	522,507
General Motors Co.	525,051	16,562,022	118,848
Genpact Ltd.	225,055	5,450,142	(60,074)
Gilead Sciences, Inc.	124,268	11,570,786	(1,738,702)
Global Payments, Inc.	105,009	6,355,409	1,705,082
Goodyear Tire & Rubber Co. (The)	315,389	9,554,435	632,630
Graham Holdings Co.	7,021	3,452,199	(72,500)
Graphic Packaging Holding Co.	108,171	1,320,243	193,069
Great Plains Energy, Inc.	329,908	9,641,954	(638,765)
Hancock Holding Co.	20,400	666,393	(4,821)
Hanover Insurance Group, Inc. (The)	103,979	8,473,186	(631,090)
Harris Corp.	34,915	2,890,689	307,874
Hartford Financial Services Group, Inc. (The)	148,856	6,345,152	28,862
Hasbro, Inc.	65,733	4,682,083	532,516
Hawaiian Electric Industries, Inc.	57,599	1,759,268	(39,938)
HCA Holdings, Inc.	66,194	4,285,400	720,853
HD Supply Holdings, Inc.	74,917	2,532,318	(136,472)
Helmerich & Payne, Inc.	71,283	3,521,656	1,275,690
Herman Miller, Inc.	179,366	5,289,312	(159,444)
Hess Corp.	56,235	2,529,281	486,040
Hewlett Packard Enterprise Co.	261,179	5,666,912	274,910
Hill-Rom Holdings, Inc.	21,981	1,071,442	290,940
HollyFrontier Corp.	165,711	6,400,033	(2,340,113)
Home Depot, Inc. (The)	35,601	4,656,983	(75,847)
Honeywell International, Inc.	95,906	10,336,396	845,285

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hormel Foods Corp.	258,005	$10,044,865	$(258,735)
HP, Inc.	687,929	8,817,824	1,865,713
HSN, Inc.	18,005	909,252	(192,654)
Hubbell, Inc.	13,547	1,357,987	101,567
Huntington Ingalls Industries, Inc.	133,454	18,290,070	2,184,443
Huntsman Corp.	252,183	4,168,565	(65,547)
IAC/InterActiveCorp.	28,107	1,729,143	26,702
IDACORP, Inc.	65,242	4,578,112	529,032
Illinois Tool Works, Inc.	69,439	8,179,940	141,630
Ingersoll-Rand plc	186,709	12,597,812	87,198
Ingredion, Inc.	138,954	14,395,749	4,093,470
Integrated Device Technology, Inc.	118,535	2,540,326	197,832
Intel Corp.	368,935	13,008,450	918,846
Intercontinental Exchange, Inc.	32,957	8,176,692	700,605
InterDigital, Inc.	50,211	2,544,680	1,432,031
International Business Machines Corp.	54,788	8,196,289	506,785
International Flavors & Fragrances, Inc.	10,229	1,207,454	254,986
International Game Technology plc	268,103	4,379,017	2,157,334
International Paper Co.	129,794	6,158,714	68,802
Interpublic Group of Cos., Inc. (The)	287,428	6,424,625	(609)
Intrexon Corp.	105,714	2,702,060	260,046
Intuit, Inc.	11,758	1,150,755	142,742
ITT, Inc.	121,569	4,004,962	352,070
j2 Global, Inc.	49,789	3,356,855	(40,410)
Jabil Circuit, Inc.	457,214	9,457,889	518,521
Jack Henry & Associates, Inc.	70,237	5,543,333	465,442
Jacobs Engineering Group, Inc.	70,545	3,733,721	(85,134)
JetBlue Airways Corp.	524,797	11,636,195	(2,588,695)
JM Smucker Co. (The)	82,240	11,403,799	(256,989)
John Wiley & Sons, Inc.	58,774	2,712,891	320,435
Johnson & Johnson	123,084	13,542,528	997,384
JPMorgan Chase & Co.	337,306	22,070,228	390,979
Juniper Networks, Inc.	263,459	6,980,550	(641,726)
Juno Therapeutics, Inc.	35,138	1,563,314	(508,823)
KB Home	585,267	7,561,359	1,873,145
Kimberly-Clark Corp.	83,081	10,592,330	(112,492)
Kohl’s Corp.	45,759	2,033,988	(32,031)
Kroger Co. (The)	386,324	14,969,979	(3,503,882)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
L-3 Communications Holdings, Inc.	63,152	$9,455,248	$63,653
Lam Research Corp.	89,174	6,895,237	1,550,433
Lancaster Colony Corp.	36,095	3,850,181	917,607
Laredo Petroleum, Inc.	91,298	638,219	539,526
Lear Corp.	210,152	24,867,858	606,767
Leggett & Platt, Inc.	70,855	3,138,798	90,773
Leidos Holdings, Inc.	137,264	5,787,764	153,022
Lennar Corp.	62,910	2,777,272	(113,662)
Lennox International, Inc.	19,616	2,427,265	653,036
Level 3 Communications, Inc.	110,811	5,653,217	(513,803)
Lexmark International, Inc.	52,490	1,656,584	440,916
Liberty Interactive Corp. QVC Group	28,874	747,107	(169,338)
LifePoint Health, Inc.	43,040	2,957,814	(408,555)
Lincoln National Corp.	37,277	1,753,266	(1,993)
Lockheed Martin Corp.	32,057	6,986,488	698,216
Lowe’s Cos., Inc.	72,449	5,421,015	(189,472)
LyondellBasell Industries NV	165,690	14,401,466	(1,036,911)
Mallinckrodt plc	60,767	4,717,793	(477,471)
Manhattan Associates, Inc.	51,128	3,302,194	(356,198)
ManpowerGroup, Inc.	97,311	7,506,020	(474,327)
Marathon Petroleum Corp.	122,122	5,756,339	(799,407)
MarketAxess Holdings, Inc.	22,120	3,185,025	477,826
Marriott International, Inc.	53,713	3,465,100	151,397
Masco Corp.	192,405	5,211,157	1,390,259
Mattel, Inc.	58,126	1,877,215	(117,160)
McCormick & Co., Inc.	21,419	1,816,117	324,069
McKesson Corp.	5,417	997,129	(93,844)
Mentor Graphics Corp.	247,309	4,362,098	2,176,752
Merck & Co., Inc.	99,604	5,358,426	857,860
Meredith Corp.	52,684	2,749,693	(10,652)
MetLife, Inc.	145,873	6,595,331	(114,194)
Michael Kors Holdings Ltd.	138,176	6,956,616	(491,361)
Microsoft Corp.	140,095	7,719,915	349,557
Minerals Technologies, Inc.	56,140	2,563,203	1,405,334
Mohawk Industries, Inc.	17,949	3,466,622	129,281

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Molina Healthcare, Inc.	153,204	$8,669,321	$265,536
Molson Coors Brewing Co.	66,359	6,629,398	656,820
Morgan Stanley	263,729	7,349,635	1,105,517
MSC Industrial Direct Co., Inc.	56,748	4,142,330	23,541
MSCI, Inc.	85,707	6,062,998	1,131,248
MSG Networks, Inc.	89,949	1,630,826	43,125
Murphy Oil Corp.	103,047	3,266,805	(134,176)
Murphy USA, Inc.	120,681	7,957,802	653,994
Mylan NV	213,904	9,325,194	(1,171,174)
Nasdaq, Inc.	222,099	13,233,433	1,767,133
NeuStar, Inc.	223,178	5,403,758	530,545
Newfield Exploration Co.	99,268	3,170,734	1,143,453
NewMarket Corp.	1,544	575,912	86,958
News Corp.	90,483	1,255,940	9,012
NextEra Energy, Inc.	46,894	4,897,850	838,224
Nielsen Holdings plc	42,081	2,217,540	36,739
NIKE, Inc.	90,886	5,878,093	(1,092,945)
NiSource, Inc.	440,936	8,974,529	1,656,438
Norfolk Southern Corp.	95,801	8,713,508	584,937
Northern Trust Corp.	47,306	3,404,600	(188,265)
Northrop Grumman Corp.	78,889	14,982,752	1,895,549
Norwegian Cruise Line Holdings Ltd.	23,580	1,121,679	(232,713)
Nu Skin Enterprises, Inc.	104,180	4,000,481	2,748,299
Nuance Communications, Inc.	264,717	4,782,085	(943,689)
NVIDIA Corp.	140,226	4,161,261	5,447,024
NVR, Inc.	6,102	10,020,081	(13,594)
Oceaneering International, Inc.	211,880	6,199,767	(370,948)
Old Republic International Corp.	464,461	8,573,581	(389,778)
Omnicom Group, Inc.	96,729	7,503,026	718,939
ON Semiconductor Corp.	133,181	1,293,492	347,298
ONE Gas, Inc.	119,742	6,990,407	414,438
ONEOK, Inc.	74,978	3,453,993	399,127
Orbital ATK, Inc.	68,445	5,741,524	(523,962)
O’Reilly Automotive, Inc.	16,112	4,098,087	415,045
Oshkosh Corp.	161,839	6,695,809	2,367,175
Owens & Minor, Inc.	17,730	654,358	(38,595)
Owens Corning	360,370	17,296,399	1,943,755
PACCAR, Inc.	89,455	4,174,958	1,083,207
Packaging Corp. of America	99,059	6,815,519	1,234,016

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PAREXEL International Corp.	8,875	$580,284	$36,085
Parker-Hannifin Corp.	47,093	5,805,135	106,450
Patterson-UTI Energy, Inc.	219,839	2,828,824	2,088,975
Paychex, Inc.	31,074	1,642,429	155,824
PBF Energy, Inc.	88,781	2,731,661	(721,660)
Penske Automotive Group, Inc.	50,256	1,719,820	701,514
People’s United Financial, Inc.	303,386	4,833,193	(33,626)
PepsiCo, Inc.	83,561	8,400,629	688,301
Pfizer, Inc.	272,142	9,146,613	70,836
PG&E Corp.	195,075	10,504,789	1,427,949
Phillips 66	76,497	6,245,715	(83,882)
Pilgrim’s Pride Corp.	344,079	7,695,435	(428,487)
Pinnacle Foods, Inc.	118,017	4,895,345	1,025,568
Pinnacle West Capital Corp.	295,879	20,670,012	1,813,833
Plantronics, Inc.	28,363	1,338,826	134,916
PNC Financial Services Group, Inc. (The)	183,923	17,303,542	(733,919)
PNM Resources, Inc.	16,617	544,116	(408)
Popular, Inc.	188,817	5,847,315	1,369,271
Post Holdings, Inc.	73,641	5,665,880	16,995
PPL Corp.	130,840	4,578,645	(55,506)
Procter & Gamble Co. (The)	147,217	12,195,819	1,016,907
Progressive Corp. (The)	146,743	4,629,709	(7,305)
Prudential Financial, Inc.	190,117	14,088,630	1,434,423
Public Service Enterprise Group, Inc.	516,019	19,803,552	1,802,164
QEP Resources, Inc.	358,210	5,165,036	1,830,805
Quest Diagnostics, Inc.	49,915	3,576,802	647,505
Quintiles IMS Holdings, Inc.	151,382	10,296,873	1,974,152
Raymond James Financial, Inc.	60,778	3,459,930	77,958
Raytheon Co.	150,343	19,939,857	526,335
Regal Entertainment Group	53,043	974,139	179,547
Regions Financial Corp.	595,089	5,711,251	162,277
Reinsurance Group of America, Inc.	119,388	10,823,205	2,063,536
Reliance Steel & Aluminum Co.	180,240	11,073,581	1,909,107
RenaissanceRe Holdings Ltd.	28,537	3,225,134	203,872

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Republic Services, Inc.	341,466	$15,472,252	$1,754,707
Rockwell Automation, Inc.	26,728	2,571,401	698,502
Ross Stores, Inc.	63,892	3,441,223	667,032
Rowan Cos. plc	875,540	14,205,435	(932,249)
Royal Caribbean Cruises Ltd.	112,530	9,774,314	(1,340,191)
RPM International, Inc.	28,929	1,501,548	52,518
Ryder System, Inc.	145,109	8,632,991	936,948
S&P Global, Inc.	36,875	3,779,217	887,683
SCANA Corp.	202,892	13,161,862	1,521,432
Science Applications International Corp.	41,602	2,472,261	413,670
Scotts Miracle-Gro Co. (The)	25,699	1,799,738	340,218
Scripps Networks Interactive, Inc.	89,919	5,835,814	(126,856)
SEI Investments Co.	30,989	1,578,795	(165,386)
Sensient Technologies Corp.	29,356	1,820,656	404,529
Service Corp. International	60,699	1,482,079	128,873
Sherwin-Williams Co. (The)	11,904	3,133,133	160,228
Skechers U.S.A., Inc.	233,118	6,678,938	(1,340,536)
Skyworks Solutions, Inc.	33,274	2,294,636	238,846
Snap-on, Inc.	33,653	5,631,674	(517,764)
Sonoco Products Co.	128,023	5,733,575	1,029,880
Southern Co. (The)	252,418	12,237,136	711,907
Southwest Airlines Co.	235,705	9,483,480	(316,912)
Spectrum Brands Holdings, Inc.	42,924	4,682,898	1,227,308
Spirit AeroSystems Holdings, Inc.	356,227	16,669,283	(802,933)
Stanley Black & Decker, Inc.	104,262	10,971,724	1,850,417
State Street Corp.	100,590	6,585,177	418,904
Steel Dynamics, Inc.	249,586	6,394,974	(157,820)
STERIS plc	43,726	3,216,922	(20,551)
Stryker Corp.	28,269	2,607,557	683,237
SunTrust Banks, Inc.	424,371	17,912,763	674,687
SUPERVALU, Inc.	353,753	2,225,909	(460,681)
Synaptics, Inc.	50,970	3,508,271	(522,449)
Synchrony Financial	126,561	3,757,215	(213,507)
SYNNEX Corp.	89,223	8,269,046	1,912,190
Synopsys, Inc.	104,223	4,794,784	1,390,851
Sysco Corp.	25,128	1,073,567	157,957
Target Corp.	50,191	3,630,315	(183,197)
Tech Data Corp.	224,112	15,521,580	3,462,947
TEGNA, Inc.	251,895	6,479,954	(973,530)
Teledyne Technologies, Inc.	17,516	1,432,127	458,375

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Teleflex, Inc.	53,264	$7,258,733	$1,692,282
Teradyne, Inc.	284,899	5,487,560	660,560
Tesoro Corp.	162,496	15,042,003	(2,113,821)
Texas Instruments, Inc.	79,451	5,515,304	60,567
Texas Roadhouse, Inc.	70,043	3,127,723	(393,945)
Textron, Inc.	225,873	8,179,741	798,711
Thermo Fisher Scientific, Inc.	14,420	1,986,532	307,114
Thomson Reuters Corp.	56,164	2,066,554	257,512
Thor Industries, Inc.	77,800	4,919,535	1,670,125
Time Warner, Inc.	20,567	1,620,877	16,462
Timken Co. (The)	23,130	780,365	32,424
TJX Cos., Inc. (The)	21,516	1,563,803	45,163
TopBuild Corp.	81,790	2,550,223	165,205
Torchmark Corp.	106,123	5,951,829	828,370
Toro Co. (The)	106,808	4,570,987	431,899
Total System Services, Inc.	261,349	12,328,975	(6,369)
Transocean Ltd.	613,287	7,619,647	(1,082,008)
Travelers Cos., Inc. (The)	197,603	22,741,252	(105,829)
Trinity Industries, Inc.	435,452	9,537,065	992,164
Trustmark Corp.	132,125	3,089,840	551,525
Tupperware Brands Corp.	34,723	1,969,584	300,258
Tyler Technologies, Inc.	12,573	2,124,338	28,536
Tyson Foods, Inc.	391,903	21,925,335	7,338,062
U.S. Bancorp	278,468	12,180,942	(237,450)
UGI Corp.	178,788	6,654,876	1,433,494
Ulta Salon Cosmetics & Fragrance, Inc.	4,505	799,827	272,273
United Continental Holdings, Inc.	328,657	15,491,465	1,753,167
United Parcel Service, Inc.	151,921	16,018,731	595,349
United States Steel Corp.	58,486	1,087,717	15,329
United Therapeutics Corp.	89,982	12,937,200	(2,312,125)
UnitedHealth Group, Inc.	97,980	11,681,176	2,036,024
Universal Health Services, Inc.	44,390	5,080,114	389,622
Unum Group	272,345	9,261,855	354,647
Valero Energy Corp.	227,134	15,604,068	(3,565,966)
Validus Holdings Ltd.	142,949	6,642,235	479,484
Valmont Industries, Inc.	11,875	1,281,024	316,995
Vantiv, Inc.	25,562	1,349,564	88,809
Vectren Corp.	28,919	1,272,983	178,751
VeriSign, Inc.	43,343	3,519,711	(128,555)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Verizon Communications, Inc.	147,447	$7,135,604	$528,691
Vishay Intertechnology, Inc.	219,458	2,684,778	407,386
Vista Outdoor, Inc.	18,402	877,691	(144,187)
VMware, Inc.	46,860	2,321,825	1,115,356
VWR Corp.	146,253	3,994,121	153,614
Wal-Mart Stores, Inc.	267,210	17,905,411	1,365,774
Walt Disney Co. (The)	53,306	5,480,495	(530,500)
Waste Management, Inc.	287,816	15,679,381	2,671,767
Waters Corp.	24,001	3,093,774	710,144
WebMD Health Corp.	28,272	1,752,232	(347,114)
WellCare Health Plans, Inc.	144,215	14,338,668	2,547,466
Wells Fargo & Co.	258,711	13,860,005	(2,404,281)
Werner Enterprises, Inc.	252,701	6,185,065	(304,712)
West Pharmaceutical Services, Inc.	46,364	2,843,000	611,118
Western Refining, Inc.	126,207	4,419,446	(1,080,008)
Western Union Co. (The)	111,511	2,140,275	181,384
Westlake Chemical Corp.	105,193	4,977,793	650,033
WGL Holdings, Inc.	66,970	4,230,298	(31,279)
Whirlpool Corp.	73,635	12,101,292	(160,641)
White Mountains Insurance Group Ltd.	1,106	825,299	92,681
Woodward, Inc.	73,942	3,822,794	797,102
World Fuel Services Corp.	96,115	3,974,540	471,740
Worthington Industries, Inc.	69,254	2,946,881	379,388
WPX Energy, Inc.	107,996	929,014	495,453
WR Berkley Corp.	38,568	2,151,324	76,364
Wyndham Worldwide Corp.	111,711	7,784,289	(262,787)
Xcel Energy, Inc.	555,514	20,818,366	2,035,479
Xerox Corp.	556,060	5,619,513	13,375
Xilinx, Inc.	33,767	1,473,475	361,424
Xylem, Inc.	74,935	3,569,284	361,057
Zimmer Biomet Holdings, Inc.	10,131	1,312,877	4,355

			176,170,202

Total of Long Equity Positions			177,677,704

Short Positions

Common Stocks
Ireland
XL Group Ltd.	(60,448)	(2,129,909)	97,043

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway
Golar LNG Ltd.	(427,546)	$(7,202,505)	$(1,861,470)

United Kingdom
Delphi Automotive plc	(92,136)	(6,497,229)	(73,911)
Liberty Global plc	(286,391)	(9,139,368)	(649,476)
Noble Corp. plc	(217,435)	(1,368,906)	(9,632)
Pentair plc	(140,305)	(6,534,722)	(2,478,471)

			(3,211,490)

United States
3D Systems Corp.	(110,287)	(1,420,337)	(559,315)
AbbVie, Inc.	(32,040)	(2,046,360)	25,597
ABIOMED, Inc.	(47,822)	(5,714,899)	(434,054)
Acadia Healthcare Co., Inc.	(247,287)	(14,101,553)	1,848,482
Acxiom Corp.	(102,180)	(2,233,478)	(489,619)
Adobe Systems, Inc.	(25,118)	(2,366,116)	(360,192)
Advance Auto Parts, Inc.	(38,255)	(6,155,443)	450,858
Advanced Micro Devices, Inc.	(714,118)	(1,870,372)	(3,064,183)
AECOM	(44,669)	(1,306,122)	(21,888)
AES Corp.	(213,305)	(1,989,758)	(751,211)
Agilent Technologies, Inc.	(146,460)	(5,807,609)	(1,089,193)
Agios Pharmaceuticals, Inc.	(124,422)	(4,993,056)	(1,578,914)
Air Products & Chemicals, Inc.	(13,815)	(1,806,610)	(270,337)
Akorn, Inc.	(87,018)	(2,015,997)	(356,113)
Alcoa, Inc.	(887,913)	(7,390,302)	(1,613,136)
Alexion Pharmaceuticals, Inc.	(50,861)	(8,187,084)	1,954,577
Align Technology, Inc.	(70,434)	(4,563,639)	(2,039,548)
Alkermes plc	(169,981)	(7,622,458)	(371,749)
Allegheny Technologies, Inc.	(457,363)	(5,030,503)	(3,234,046)
Allegion plc	(89,612)	(5,375,607)	(799,556)
Allergan plc	(57,899)	(13,825,033)	490,314
Alliance Data Systems Corp.	(23,380)	(6,205,584)	1,189,873
Alliant Energy Corp.	(89,082)	(2,800,764)	(611,967)
Allison Transmission Holdings, Inc.	(124,511)	(3,180,894)	(390,081)
Allscripts Healthcare Solutions, Inc.	(266,012)	(3,902,876)	399,498
Ally Financial, Inc.	(64,937)	(1,161,549)	(102,774)
Alnylam Pharmaceuticals, Inc.	(179,719)	(12,542,594)	361,240
Amazon.com, Inc.	(14,345)	(10,959,551)	(1,051,661)
American Express Co.	(104,176)	(6,852,301)	180,870

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AMETEK, Inc.	(138,085)	$(6,685,858)	$88,157
Amphenol Corp.	(135,189)	(6,540,387)	(2,236,083)
Anadarko Petroleum Corp.	(157,780)	(7,416,196)	(2,580,745)
Aon plc	(125,450)	(11,081,585)	(3,030,285)
Apache Corp.	(64,283)	(2,760,955)	(1,344,800)
Arista Networks, Inc.	(66,739)	(4,648,464)	(1,029,690)
Armstrong World Industries, Inc.	(83,288)	(3,232,969)	(208,491)
ARRIS International plc	(177,309)	(4,353,474)	(669,690)
Arthur J Gallagher & Co.	(185,435)	(7,190,442)	(2,242,636)
Artisan Partners Asset Management, Inc.	(178,539)	(5,670,177)	813,916
Ascena Retail Group, Inc.	(608,102)	(5,064,641)	1,665,351
athenahealth, Inc.	(36,312)	(4,615,554)	35,884
Autodesk, Inc.	(179,966)	(10,733,856)	(2,283,085)
Automatic Data Processing, Inc.	(60,899)	(4,989,137)	(382,155)
Avangrid, Inc.	(65,588)	(2,739,472)	(795)
Avis Budget Group, Inc.	(164,135)	(6,095,617)	480,559
Avon Products, Inc.	(1,489,723)	(6,343,912)	(2,087,920)
Axalta Coating Systems Ltd.	(342,305)	(9,625,840)	(51,122)
B/E Aerospace, Inc.	(395,783)	(16,475,730)	(3,970,419)
Baker Hughes, Inc.	(111,879)	(5,166,430)	(480,103)
Ball Corp.	(111,467)	(8,045,736)	(1,088,985)
BancorpSouth, Inc.	(68,787)	(1,653,663)	57,804
Bank of America Corp.	(145,540)	(2,517,842)	240,141
Bank of the Ozarks, Inc.	(228,180)	(8,558,318)	(203,794)
Belden, Inc.	(19,232)	(860,438)	(466,377)
BioMarin Pharmaceutical, Inc.	(165,936)	(14,605,907)	(746,492)
Bio-Techne Corp.	(73,230)	(6,627,579)	(1,391,106)
Black Hills Corp.	(60,166)	(2,915,855)	(767,507)
Black Knight Financial Services, Inc.	(63,139)	(2,000,929)	(581,456)
Bluebird Bio, Inc.	(20,968)	(946,359)	(474,852)
BorgWarner, Inc.	(233,581)	(9,593,172)	1,375,792
Bristol-Myers Squibb Co.	(151,732)	(9,175,656)	994,266
Brookdale Senior Living, Inc.	(505,056)	(8,926,888)	113,661
Brown & Brown, Inc.	(123,866)	(3,824,165)	(846,822)
Brown-Forman Corp.	(78,980)	(3,742,414)	(4,397)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Buffalo Wild Wings, Inc.	(14,223)	$(2,210,982)	$209,237
Bunge Ltd.	(9,853)	(627,960)	44,367
Cabela’s, Inc.	(102,855)	(4,731,488)	(918,337)
Cable One, Inc.	(1,580)	(663,991)	(258,729)
Cabot Oil & Gas Corp.	(193,664)	(3,049,910)	(1,946,621)
CalAtlantic Group, Inc.	(227,475)	(7,505,272)	(101,492)
Calpine Corp.	(196,050)	(2,953,555)	475,483
CarMax, Inc.	(132,794)	(6,789,996)	(294,564)
Carpenter Technology Corp.	(132,557)	(3,608,052)	(1,861,250)
Caterpillar, Inc.	(62,269)	(4,041,258)	(1,486,361)
CBOE Holdings, Inc.	(79,259)	(5,067,832)	(72,114)
CBS Corp.	(87,454)	(4,068,360)	(718,872)
CDK Global, Inc.	(12,951)	(599,730)	(143,140)
CEB, Inc.	(71,352)	(4,270,047)	383,503
Celgene Corp.	(10,439)	(1,019,898)	(71,290)
CenterPoint Energy, Inc.	(319,381)	(5,794,729)	(1,624,491)
Cerner Corp.	(133,654)	(7,878,068)	(375,066)
CF Industries Holdings, Inc.	(461,498)	(11,995,979)	758,503
Charles Schwab Corp. (The)	(286,576)	(9,517,189)	469,985
Chemours Co. (The)	(341,209)	(2,100,539)	(3,358,805)
Cheniere Energy, Inc.	(287,917)	(11,653,387)	(899,794)
Chesapeake Energy Corp.	(1,171,614)	(5,502,985)	(1,843,034)
Chevron Corp.	(39,205)	(3,194,286)	(840,692)
Chicago Bridge & Iron Co. NV	(360,133)	(13,001,738)	2,907,210
Chico’s FAS, Inc.	(310,041)	(3,406,933)	(282,555)
Chipotle Mexican Grill, Inc.	(54,948)	(25,312,757)	2,042,279
Choice Hotels International, Inc.	(21,355)	(1,092,908)	130,225
Ciena Corp.	(167,401)	(3,326,797)	(322,545)
Cimarex Energy Co.	(17,914)	(2,204,457)	(202,647)
Cincinnati Financial Corp.	(17,700)	(1,023,328)	(311,606)
CIT Group, Inc.	(37,631)	(1,253,631)	(112,374)
CLARCOR, Inc.	(19,888)	(899,494)	(393,226)
Clean Harbors, Inc.	(48,646)	(2,212,247)	(121,788)
CNO Financial Group, Inc.	(66,340)	(1,180,225)	167,214
Coach, Inc.	(65,725)	(2,145,264)	(257,642)
Cobalt International Energy, Inc.	(1,110,383)	(2,513,308)	1,136,434
Coca-Cola Co. (The)	(55,776)	(2,425,698)	65,258
Cognex Corp.	(222,223)	(7,952,018)	(3,794,690)
Colfax Corp.	(245,241)	(6,080,467)	(1,627,458)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Colgate-Palmolive Co.	(243,167)	$(16,604,703)	$(1,423,699)
Comerica, Inc.	(136,779)	(5,399,423)	(1,072,959)
CommScope Holding Co., Inc.	(147,251)	(3,299,935)	(1,133,793)
CommVault Systems, Inc.	(100,950)	(3,976,203)	(1,387,271)
Compass Minerals International, Inc.	(94,629)	(6,782,942)	(191,216)
comScore, Inc.	(84,869)	(2,426,587)	(175,497)
Concho Resources, Inc.	(27,564)	(3,688,089)	(97,827)
CONSOL Energy, Inc.	(164,628)	(2,192,905)	(967,953)
Copart, Inc.	(21,124)	(977,857)	(153,544)
CoStar Group, Inc.	(20,921)	(4,067,187)	(462,837)
Covanta Holding Corp.	(534,808)	(8,262,315)	31,619
Cree, Inc.	(45,507)	(1,250,399)	79,959
Cullen/Frost Bankers, Inc.	(56,827)	(2,577,548)	(1,510,587)
Cypress Semiconductor Corp.	(949,949)	(8,505,843)	(3,045,537)
Dana Holding Corp.	(154,290)	(1,989,237)	(416,144)
DaVita, Inc.	(115,552)	(7,838,784)	204,264
Deere & Co.	(58,721)	(4,349,757)	(662,080)
Devon Energy Corp.	(40,990)	(1,041,035)	(767,034)
DexCom, Inc.	(204,798)	(16,170,173)	(1,782,419)
Diebold, Inc.	(180,071)	(5,092,684)	628,724
Discovery Communications, Inc.	(231,050)	(6,117,987)	(101,879)
DISH Network Corp.	(147,454)	(7,691,869)	(385,661)
Dolby Laboratories, Inc.	(43,674)	(1,468,706)	(902,356)
Dollar Tree, Inc.	(75,028)	(5,746,456)	(175,504)
Dominion Resources, Inc.	(267,734)	(18,566,213)	(1,318,391)
Domino’s Pizza, Inc.	(53,531)	(7,011,927)	(1,116,755)
Donaldson Co., Inc.	(214,050)	(5,907,365)	(2,083,122)
Dunkin’ Brands Group, Inc.	(305,012)	(13,302,223)	(2,582,802)
E*TRADE Financial Corp.	(85,845)	(2,571,058)	71,251
Eaton Vance Corp.	(143,825)	(4,087,324)	(1,529,042)
Ecolab, Inc.	(36,471)	(4,205,106)	(234,144)
Edgewell Personal Care Co.	(33,448)	(2,416,190)	(243,595)
Emerson Electric Co.	(112,677)	(5,068,834)	(1,073,190)
Endo International plc	(444,078)	(10,477,151)	1,528,980
Energen Corp.	(30,780)	(1,795,179)	18,557
Ensco plc	(706,102)	(7,088,693)	1,086,826

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Envision Healthcare Holdings, Inc.	(605,657)	$(14,050,967)	$562,986
EOG Resources, Inc.	(30,932)	(2,945,224)	(46,209)
Estee Lauder Cos., Inc. (The)	(33,430)	(2,982,290)	21,729
Esterline Technologies Corp.	(54,547)	(4,451,097)	303,343
Express Scripts Holding Co.	(21,506)	(1,843,570)	326,751
F5 Networks, Inc.	(22,290)	(2,163,656)	(614,570)
Facebook, Inc.	(61,497)	(7,874,556)	(13,664)
Fastenal Co.	(105,743)	(4,519,836)	101,893
FireEye, Inc.	(396,425)	(6,222,902)	383,561
First Data Corp.	(1,060,559)	(13,394,291)	(562,665)
First Horizon National Corp.	(520,143)	(6,824,717)	(1,097,061)
First Republic Bank	(22,558)	(1,493,620)	(245,828)
FleetCor Technologies, Inc.	(66,495)	(9,432,510)	(2,119,667)
FLIR Systems, Inc.	(80,556)	(2,447,411)	(83,659)
Flowserve Corp.	(131,564)	(5,321,371)	(1,025,276)
Fluor Corp.	(48,241)	(2,224,875)	(250,853)
FMC Corp.	(285,621)	(10,557,728)	(3,249,192)
FNB Corp.	(41,179)	(515,697)	9,195
Fortinet, Inc.	(126,022)	(4,033,379)	(620,613)
Fossil Group, Inc.	(92,607)	(2,744,803)	173,107
Franklin Resources, Inc.	(53,836)	(1,908,486)	(6,460)
Freeport-McMoRan, Inc.	(447,415)	(2,671,353)	(2,187,574)
Frontier Communications Corp.	(1,108,168)	(5,384,801)	774,822
Gap, Inc. (The)	(167,555)	(3,913,075)	186,652
Garmin Ltd.	(59,192)	(1,987,345)	(860,382)
Gartner, Inc.	(41,793)	(3,630,735)	(65,856)
General Electric Co.	(126,594)	(3,867,447)	117,732
Genesee & Wyoming, Inc.	(158,331)	(8,165,465)	(2,751,458)
Gentex Corp.	(203,921)	(2,825,782)	(755,071)
Genworth Financial, Inc.	(1,979,623)	(6,578,146)	(3,240,784)
GoDaddy, Inc.	(50,450)	(1,666,740)	(75,298)
Graco, Inc.	(51,051)	(3,541,978)	(235,796)
Granite Construction, Inc.	(11,410)	(477,466)	(90,068)
Greif, Inc.	(24,420)	(636,167)	(574,821)
Groupon, Inc.	(756,535)	(3,628,121)	(268,035)
Guidewire Software, Inc.	(34,313)	(2,124,876)	66,783
H&R Block, Inc.	(144,905)	(3,153,518)	(201,033)
Hain Celestial Group, Inc. (The)	(239,020)	(9,366,229)	861,897
Halliburton Co.	(134,682)	(4,489,047)	(1,555,481)
Halyard Health, Inc.	(101,289)	(3,344,696)	(165,980)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hanesbrands, Inc.	(165,202)	$(4,231,758)	$60,408
Harley-Davidson, Inc.	(51,646)	(2,355,806)	(360,257)
Harman International Industries, Inc.	(25,663)	(2,128,376)	(38,865)
HEICO Corp.	(7,552)	(529,255)	6,656
Henry Schein, Inc.	(11,806)	(1,832,291)	(91,851)
Hershey Co. (The)	(99,756)	(8,734,158)	(802,515)
Hertz Global Holdings, Inc.	(43,182)	(550,458)	(1,183,731)
Hexcel Corp.	(37,421)	(1,705,661)	47,911
Hilton Worldwide Holdings, Inc.	(223,702)	(4,948,288)	(181,199)
Hologic, Inc.	(164,896)	(6,346,821)	(56,090)
Huntington Bancshares, Inc.	(320,895)	(3,216,130)	52,105
IDEX Corp.	(6,458)	(460,374)	(143,901)
IDEXX Laboratories, Inc.	(85,147)	(5,956,834)	(3,641,787)
IHS Markit Ltd.	(168,009)	(6,121,828)	(186,910)
Illumina, Inc.	(132,776)	(22,631,180)	(1,488,908)
Incyte Corp.	(114,164)	(9,782,814)	(981,709)
Intersil Corp.	(142,321)	(1,750,081)	(1,371,019)
Invesco Ltd.	(18,109)	(557,427)	(8,841)
Ionis Pharmaceuticals, Inc.	(87,298)	(2,743,256)	(455,343)
IPG Photonics Corp.	(32,589)	(2,794,391)	110,687
ITC Holdings Corp.	(108,327)	(4,295,757)	(739,282)
Jack in the Box, Inc.	(26,670)	(2,589,302)	30,582
Janus Capital Group, Inc.	(36,249)	(499,509)	(8,339)
Jazz Pharmaceuticals plc	(32,219)	(4,244,998)	331,034
JB Hunt Transport Services, Inc.	(37,955)	(2,693,451)	(386,217)
JC Penney Co., Inc.	(346,248)	(3,289,737)	97,330
Kansas City Southern	(100,254)	(7,160,500)	(2,195,203)
Kate Spade & Co.	(419,114)	(7,578,453)	399,030
KBR, Inc.	(224,372)	(3,814,324)	419,576
Kellogg Co.	(76,429)	(5,471,099)	(449,856)
Kennametal, Inc.	(235,404)	(4,062,333)	(2,769,091)
KeyCorp.	(281,556)	(3,462,478)	35,942
Keysight Technologies, Inc.	(57,602)	(1,482,567)	(342,840)
Kinder Morgan, Inc.	(416,592)	(7,457,402)	(2,178,371)
KLX, Inc.	(171,319)	(5,397,770)	(632,659)
Knowles Corp.	(235,555)	(3,060,086)	(249,462)
Kosmos Energy Ltd.	(149,158)	(845,538)	(110,565)
L Brands, Inc.	(53,396)	(3,947,675)	168,840
Laboratory Corp. of America Holdings	(9,200)	(1,119,456)	(145,360)
Landstar System, Inc.	(45,633)	(2,602,981)	(503,713)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Las Vegas Sands Corp.	(74,935)	$(4,068,659)	$(243,101)
Legg Mason, Inc.	(253,444)	(8,192,532)	(292,773)
Leucadia National Corp.	(204,930)	(3,318,254)	(583,613)
Liberty Broadband Corp.	(81,099)	(4,481,432)	(1,315,524)
Lincoln Electric Holdings, Inc.	(34,837)	(1,774,460)	(407,033)
Lions Gate Entertainment Corp.	(433,965)	(9,909,720)	1,234,759
LivaNova plc	(92,328)	(5,231,153)	(318,683)
Live Nation Entertainment, Inc.	(296,851)	(7,281,418)	(876,047)
Loews Corp.	(246,133)	(9,048,416)	(1,079,957)
lululemon athletica, Inc.	(51,992)	(2,803,806)	(366,666)
M&T Bank Corp.	(49,063)	(5,302,882)	(393,332)
Macy’s, Inc.	(116,028)	(4,202,256)	(96,581)
Madison Square Garden Co. (The)	(11,341)	(2,049,625)	128,346
Manitowoc Foodservice, Inc.	(452,523)	(4,110,091)	(3,229,832)
Marathon Oil Corp.	(234,357)	(3,201,059)	(504,125)
Marsh & McLennan Cos., Inc.	(207,109)	(11,219,624)	(2,708,456)
Marvell Technology Group Ltd.	(140,377)	(1,654,247)	(208,556)
MasterCard, Inc.	(114,890)	(11,391,785)	(300,570)
Maxim Integrated Products, Inc.	(44,050)	(1,457,725)	(301,192)
MAXIMUS, Inc.	(14,287)	(843,152)	35,079
McDonald’s Corp.	(14,213)	(1,670,028)	30,416
MDU Resources Group, Inc.	(295,444)	(4,946,543)	(2,569,552)
Mead Johnson Nutrition Co.	(235,663)	(18,629,033)	9,300
MEDNAX, Inc.	(14,864)	(1,000,230)	15,490
Medtronic Holdings Ltd.	(59,405)	(4,534,091)	(598,501)
Mercury General Corp.	(39,264)	(1,905,542)	(248,089)
Mettler-Toledo International, Inc.	(5,750)	(1,791,991)	(622,032)
MGM Resorts International	(166,643)	(3,874,553)	(463,164)
Michaels Cos., Inc. (The)	(37,666)	(828,302)	(82,086)
Microchip Technology, Inc.	(51,690)	(2,166,027)	(1,045,989)
Micron Technology, Inc.	(137,540)	(1,561,488)	(883,974)
Microsemi Corp.	(76,594)	(2,975,138)	(240,278)
Middleby Corp. (The)	(63,251)	(6,671,222)	(1,147,867)
Mondelez International, Inc.	(88,583)	(3,862,059)	(26,734)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monster Beverage Corp.	(61,049)	$(9,123,244)	$160,640
Moody’s Corp.	(42,658)	(4,361,250)	(257,758)
Motorola Solutions, Inc.	(20,961)	(1,396,317)	(202,588)
Nabors Industries Ltd.	(653,250)	(5,569,386)	(2,374,134)
National Fuel Gas Co.	(36,243)	(1,841,404)	(118,255)
National Instruments Corp.	(171,749)	(4,835,576)	(42,095)
National Oilwell Varco, Inc.	(142,382)	(4,362,293)	(868,821)
Navient Corp.	(164,526)	(1,569,533)	(811,158)
NCR Corp.	(50,401)	(1,290,266)	(332,143)
NetApp, Inc.	(156,214)	(4,090,498)	(1,505,087)
Netflix, Inc.	(155,506)	(15,064,737)	(260,379)
NetScout Systems, Inc.	(368,147)	(8,656,321)	(2,111,979)
NetSuite, Inc.	(24,924)	(1,678,128)	(1,080,710)
Neurocrine Biosciences, Inc.	(77,724)	(3,836,457)	(99,486)
New York Times Co. (The)	(36,549)	(489,026)	52,265
Newell Brands, Inc.	(51,967)	(2,020,118)	(716,464)
Newmont Mining Corp.	(34,182)	(1,451,554)	108,543
Noble Energy, Inc.	(79,881)	(2,493,885)	(361,062)
Nordson Corp.	(52,679)	(3,061,856)	(2,186,553)
NorthStar Asset Management Group, Inc.	(485,882)	(5,541,637)	(740,818)
NOW, Inc.	(74,432)	(1,364,310)	(230,768)
NRG Energy, Inc.	(207,795)	(3,037,309)	707,927
Nucor Corp.	(140,690)	(5,230,086)	(1,727,035)
Occidental Petroleum Corp.	(136,320)	(8,240,175)	(1,700,279)
Ocwen Financial Corp.	(60,158)	(400,652)	179,872
Office Depot, Inc.	(930,972)	(3,262,034)	(61,536)
OGE Energy Corp.	(588,004)	(15,416,386)	(3,176,300)
Oil States International, Inc.	(49,106)	(1,369,543)	(180,733)
Old Dominion Freight Line, Inc.	(37,335)	(2,064,923)	(496,632)
Olin Corp.	(381,090)	(6,368,936)	(1,451,031)
OneMain Holdings, Inc.	(13,157)	(394,697)	(12,512)
Owens-Illinois, Inc.	(493,746)	(7,577,871)	(1,502,118)
PacWest Bancorp	(164,681)	(6,382,732)	(683,729)
Palo Alto Networks, Inc.	(138,388)	(19,038,686)	(3,010,674)
Pandora Media, Inc.	(782,700)	(9,289,658)	(1,926,433)
Panera Bread Co.	(12,663)	(2,365,764)	(99,975)
Patterson Cos., Inc.	(144,635)	(6,237,216)	(407,316)
PayPal Holdings, Inc.	(154,751)	(5,502,079)	(838,070)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PerkinElmer, Inc.	(13,240)	$(687,686)	$(55,211)
Perrigo Co. plc	(64,477)	(7,001,707)	1,048,546
Pitney Bowes, Inc.	(93,084)	(1,846,487)	156,082
Platform Specialty Products Corp.	(1,040,138)	(9,921,617)	1,486,098
Polaris Industries, Inc.	(11,685)	(1,131,418)	226,531
PolyOne Corp.	(13,800)	(410,009)	(56,569)
PPG Industries, Inc.	(10,801)	(1,013,249)	(103,142)
Praxair, Inc.	(89,945)	(9,162,391)	(1,705,663)
Premier, Inc.	(189,291)	(6,226,414)	104,743
Priceline Group, Inc. (The)	(7,242)	(10,120,908)	(535,622)
Primerica, Inc.	(24,332)	(1,050,711)	(239,615)
Principal Financial Group, Inc.	(146,799)	(6,211,578)	(1,350,039)
ProAssurance Corp.	(25,427)	(1,233,281)	(101,128)
Prosperity Bancshares, Inc.	(71,082)	(2,910,464)	(991,227)
PTC, Inc.	(117,110)	(4,100,183)	(1,088,961)
PulteGroup, Inc.	(73,827)	(1,199,881)	(279,613)
PVH Corp.	(9,995)	(740,530)	(363,918)
QIAGEN NV	(254,095)	(6,465,076)	(507,290)
Qorvo, Inc.	(39,763)	(1,851,006)	(365,384)
QUALCOMM, Inc.	(74,424)	(3,538,117)	(1,559,927)
Quanta Services, Inc.	(101,958)	(2,003,801)	(850,004)
Range Resources Corp.	(73,778)	(3,105,141)	246,244
Red Hat, Inc.	(65,639)	(4,896,515)	(409,085)
Regal Beloit Corp.	(14,352)	(783,499)	(70,302)
Regeneron Pharmaceuticals, Inc.	(7,035)	(2,826,540)	(1,670)
ResMed, Inc.	(31,653)	(1,802,448)	(248,349)
Restoration Hardware Holdings, Inc.	(311,745)	(9,837,860)	(942,282)
Rice Energy, Inc.	(43,787)	(424,217)	(719,062)
Robert Half International, Inc.	(74,470)	(3,031,736)	212,302
Rockwell Collins, Inc.	(16,239)	(1,448,375)	78,778
Rollins, Inc.	(81,222)	(2,179,293)	(198,887)
Roper Technologies, Inc.	(44,405)	(8,118,921)	16,340
Royal Gold, Inc.	(70,611)	(5,809,423)	342,013
RPC, Inc.	(53,957)	(745,872)	(160,606)
RR Donnelley & Sons Co.	(73,770)	(970,446)	(189,218)
Sabre Corp.	(48,689)	(1,413,203)	41,147
salesforce.com, Inc.	(170,459)	(13,388,347)	1,229,506
Sally Beauty Holdings, Inc.	(134,207)	(3,766,990)	320,554

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Santander Consumer USA Holdings, Inc.	(242,312)	$(2,534,610)	$(411,904)
SBA Communications Corp.	(111,450)	(12,033,662)	(466,570)
Schlumberger Ltd.	(65,870)	(4,484,612)	(695,405)
Seagate Technology plc	(155,604)	(3,947,618)	(2,050,916)
Sealed Air Corp.	(233,506)	(10,563,372)	(135,872)
Seattle Genetics, Inc.	(116,473)	(4,667,564)	(1,623,143)
Sempra Energy	(225,526)	(22,626,447)	(1,547,685)
Sensata Technologies Holding NV	(293,596)	(12,017,064)	631,411
ServiceMaster Global Holdings, Inc.	(42,965)	(1,620,103)	173,042
ServiceNow, Inc.	(143,599)	(10,742,719)	(623,142)
Signature Bank	(28,540)	(3,428,444)	47,881
Signet Jewelers Ltd.	(30,027)	(3,644,450)	1,406,537
Silgan Holdings, Inc.	(30,148)	(1,584,031)	58,844
Silicon Laboratories, Inc.	(20,870)	(997,450)	(229,706)
Sirius XM Holdings, Inc.	(2,494,056)	(10,157,996)	(242,218)
Six Flags Entertainment Corp.	(107,020)	(5,713,191)	(24,151)
SLM Corp.	(1,403,814)	(8,940,112)	(1,546,379)
SM Energy Co.	(106,579)	(4,075,046)	(36,772)
Snyder’s-Lance, Inc.	(54,434)	(1,881,099)	53,205
Sotheby’s	(269,261)	(7,317,035)	(2,920,268)
Southwestern Energy Co.	(287,672)	(3,912,275)	(69,106)
Spectra Energy Corp.	(45,972)	(1,110,941)	(854,362)
Spirit Airlines, Inc.	(71,105)	(2,967,035)	(57,061)
Splunk, Inc.	(232,017)	(13,025,647)	(589,110)
Sprouts Farmers Market, Inc.	(460,697)	(11,508,430)	1,995,037
SPX Corp.	(148,102)	(1,833,398)	(1,149,376)
SS&C Technologies Holdings, Inc.	(30,648)	(1,036,748)	51,415
Staples, Inc.	(339,959)	(3,131,970)	225,321
Starbucks Corp.	(221,234)	(12,411,735)	434,126
Stericycle, Inc.	(113,079)	(11,825,428)	2,763,277
Stifel Financial Corp.	(121,366)	(4,287,850)	(378,673)
SunPower Corp.	(44,163)	(741,325)	347,391
Superior Energy Services, Inc.	(553,228)	(7,512,330)	(2,390,451)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SVB Financial Group	(129,309)	$(13,490,875)	$(802,941)
Symantec Corp.	(81,406)	(2,033,294)	(9,997)
Synovus Financial Corp.	(173,604)	(5,534,402)	(112,937)
T Rowe Price Group, Inc.	(20,262)	(1,399,941)	52,518
Tableau Software, Inc.	(97,913)	(5,362,351)	(49,300)
Targa Resources Corp.	(209,572)	(6,449,190)	(3,842,891)
TCF Financial Corp.	(95,259)	(1,214,467)	(167,741)
Tempur Sealy International, Inc.	(157,052)	(12,003,262)	3,092,132
Tenet Healthcare Corp.	(361,222)	(9,938,885)	1,753,595
Teradata Corp.	(192,315)	(4,966,387)	(995,378)
TerraForm Power, Inc.	(356,634)	(3,472,217)	(1,488,562)
Tiffany & Co.	(127,304)	(9,213,787)	(32,302)
Time, Inc.	(130,507)	(1,949,001)	59,260
Toll Brothers, Inc.	(78,248)	(2,444,056)	107,571
Tractor Supply Co.	(58,593)	(4,698,994)	752,756
TransDigm Group, Inc.	(59,751)	(14,983,988)	(2,291,221)
TreeHouse Foods, Inc.	(58,383)	(4,432,524)	(657,889)
TRI Pointe Group, Inc.	(124,490)	(1,280,331)	(360,448)
Trimble Navigation Ltd.	(352,383)	(7,727,756)	(2,336,302)
TripAdvisor, Inc.	(111,969)	(8,284,754)	1,210,552
Triumph Group, Inc.	(172,779)	(4,844,803)	27,725
Twenty-First Century Fox, Inc.	(131,825)	(3,481,620)	288,818
Twitter, Inc.	(527,276)	(9,554,108)	(2,599,604)
Ultimate Software Group, Inc. (The)	(24,841)	(5,073,816)	(3,436)
Umpqua Holdings Corp.	(87,894)	(1,389,433)	66,628
Under Armour, Inc.	(195,374)	(7,675,892)	118,825
Union Pacific Corp.	(133,873)	(10,352,399)	(2,704,235)
United Natural Foods, Inc.	(46,037)	(1,739,225)	(104,096)
United Rentals, Inc.	(70,828)	(4,738,393)	(820,897)
United Technologies Corp.	(73,099)	(6,848,916)	(577,942)
Urban Outfitters, Inc.	(120,949)	(2,851,263)	(1,323,896)
USG Corp.	(176,648)	(4,245,457)	(320,894)
Valley National Bancorp	(286,891)	(2,626,323)	(165,126)
Varian Medical Systems, Inc.	(6,448)	(553,283)	(88,487)
VCA, Inc.	(29,903)	(1,513,548)	(579,064)
Veeva Systems, Inc.	(248,075)	(6,681,745)	(3,558,791)
VeriFone Systems, Inc.	(299,977)	(6,863,472)	2,141,834
Verisk Analytics, Inc.	(11,276)	(866,995)	(49,518)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vertex Pharmaceuticals, Inc.	(153,131)	$(15,918,482)	$2,563,928
VF Corp.	(86,075)	(5,129,087)	304,584
Viacom, Inc.	(31,303)	(1,245,859)	53,215
ViaSat, Inc.	(5,191)	(390,399)	2,890
Viavi Solutions, Inc.	(472,089)	(2,666,944)	(821,794)
Visa, Inc.	(73,361)	(6,102,043)	35,089
Visteon Corp.	(16,697)	(1,922,660)	726,153
WABCO Holdings, Inc.	(49,326)	(4,994,176)	(605,805)
Wabtec Corp.	(7,407)	(587,993)	(16,789)
Waddell & Reed Financial, Inc.	(80,598)	(2,182,253)	718,593
Walgreens Boots Alliance, Inc.	(133,149)	(10,977,891)	243,419
Watsco, Inc.	(3,477)	(402,058)	(87,851)
Weatherford International plc	(3,170,183)	(21,048,747)	3,232,318
Webster Financial Corp.	(68,542)	(2,554,713)	(50,568)
WEC Energy Group, Inc.	(131,583)	(7,178,728)	(700,462)
Wendy’s Co. (The)	(268,639)	(2,732,345)	(168,956)
WESCO International, Inc.	(57,110)	(2,334,029)	(1,177,665)
Western Digital Corp.	(31,189)	(1,668,368)	(155,253)
WEX, Inc.	(59,218)	(4,959,167)	(1,441,707)
WhiteWave Foods Co. (The)	(91,286)	(3,297,453)	(1,671,244)
Whiting Petroleum Corp.	(813,949)	(6,729,506)	(384,409)
Whole Foods Market, Inc.	(174,470)	(5,603,698)	657,473
Williams Cos., Inc. (The)	(445,076)	(11,871,719)	(1,805,467)
Williams-Sonoma, Inc.	(56,633)	(3,004,546)	111,732
WisdomTree Investments, Inc.	(928,734)	(12,615,159)	3,058,486
Workday, Inc.	(156,425)	(12,565,573)	(1,777,036)
WR Grace & Co.	(138,702)	(8,435,338)	(1,800,870)
Wynn Resorts Ltd.	(64,371)	(3,958,505)	(2,312,517)
Yahoo!, Inc.	(324,713)	(11,002,828)	(2,992,302)
Yelp, Inc.	(186,843)	(4,902,088)	(2,889,265)
Yum! Brands, Inc.	(76,178)	(5,497,005)	(1,420,720)
Zayo Group Holdings, Inc.	(254,085)	(7,255,172)	(293,693)
Zebra Technologies Corp.	(182,230)	(10,426,795)	(2,258,235)
Zillow Group, Inc.	(51,942)	(1,913,966)	114,175
Zions Bancorporation	(472,258)	(12,002,220)	(2,647,223)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zoetis, Inc.	(289,371)	$(14,120,515)	$(929,670)
Zynga, Inc.	(1,451,526)	(3,786,252)	(437,688)

			(214,309,122)

Total of Short Equity Positions			(219,285,039)

Total of Long and Short Equity Positions			(41,607,335)

Net Cash and Other Receivables/ (Payables) (b)			1,977,473

Swaps, at Value			$(39,629,862)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-61 months maturity ranging from 10/14/2016 - 12/21/2020	$(4,144,123)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	6,125	$735,775	$(128,014)
Air France-KLM	943,942	6,922,295	(1,842,741)
Arkema SA	9,493	888,932	(10,048)
Atos SE	108,244	9,542,958	2,110,447
AXA SA	289,602	7,684,569	(1,526,999)
BNP Paribas SA	157,375	8,560,119	(465,758)
Bouygues SA	11,956	388,388	8,113
Capgemini SA	75,191	7,236,085	135,901
Christian Dior SE	19,156	3,341,776	93,791
Cie Generale des Etablissements Michelin	104,172	10,371,198	1,164,299
CNP Assurances	77,258	1,194,265	103,740
Danone SA	14,509	1,076,782	553
Dassault Systemes	13,349	1,120,908	37,925
Eiffage SA	32,625	2,305,873	229,564
Eutelsat Communications SA	71,606	2,267,353	(785,298)
Faurecia	10,366	426,781	(19,991)
Imerys SA	9,518	660,215	27,244
Ipsen SA	24,782	1,544,929	196,137
Lagardere SCA	95,326	2,753,098	(325,497)
L’Oreal SA	6,346	1,148,626	50,828
Orange SA	855,260	14,124,652	(724,822)
Orpea	7,503	626,763	38,238
Peugeot SA	487,163	8,135,242	(695,882)
Publicis Groupe SA	40,833	2,736,530	353,212
Rexel SA	27,366	365,305	53,898
Safran SA	24,423	1,742,535	14,019
Sanofi	60,160	5,369,429	(788,188)
SCOR SE	155,894	5,867,403	(1,019,412)
SEB SA	10,436	1,151,420	322,490
Societe BIC SA	12,124	2,084,571	(292,046)
Societe Generale SA	191,661	8,225,460	(1,595,089)
Sodexo SA	37,660	3,908,002	578,052
Suez	94,383	1,856,644	(296,943)
Teleperformance	63,489	5,581,920	1,190,522
Television Francaise1	18,722	202,660	(21,115)
Thales SA	99,065	8,203,004	918,991
TOTAL SA	38,708	1,887,069	(46,094)
Valeo SA	100,358	4,906,067	951,706
Veolia Environnement SA	406,772	9,830,595	(457,916)
Vinci SA	76,878	5,339,342	547,851

			(1,914,332)

Total of Long Equity Positions			(1,914,332)

Short Positions

Common Stocks
France
Accor SA	(192,581)	(7,821,639)	180,159
Air Liquide SA	(53,126)	(5,603,179)	(93,869)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Airbus Group SE	(48,017)	$(3,514,218)	$601,930
Alstom SA	(143,077)	(3,646,470)	(139,418)
Bollore SA	(873,124)	(3,738,970)	699,441
Bureau Veritas SA	(133,103)	(2,651,475)	(204,254)
Carrefour SA	(66,079)	(1,961,526)	248,207
Cie de Saint-Gobain	(41,666)	(1,857,900)	55,011
Credit Agricole SA	(149,675)	(1,460,429)	(15,951)
Edenred	(298,854)	(5,964,962)	(1,018,558)
Electricite de France SA	(141,244)	(1,888,705)	169,452
Engie SA	(193,536)	(3,496,701)	495,981
Essilor International SA	(30,323)	(3,734,615)	(176,916)
Hermes International	(22,041)	(7,984,969)	(988,172)
Iliad SA	(17,772)	(4,267,180)	536,185
Ingenico Group SA	(11,737)	(1,383,065)	356,852
JCDecaux SA	(19,990)	(747,834)	101,466
Kering	(28,188)	(4,991,071)	(696,789)
Legrand SA	(10,285)	(602,374)	(3,917)
LVMH Moet Hennessy Louis Vuitton SE	(76,138)	(12,836,341)	(146,024)
Natixis SA	(1,376,435)	(6,700,917)	278,633
Pernod Ricard SA	(56,653)	(6,532,873)	(176,781)
Plastic Omnium SA	(37,290)	(1,200,593)	(36,858)
Remy Cointreau SA	(62,843)	(4,455,708)	(906,943)
Schneider Electric SE	(51,897)	(3,125,424)	(484,732)
Numericable-SFR SA	(108,246)	(3,417,978)	229,536
Vallourec SA	(917,056)	(3,321,288)	(793,878)
Vivendi SA	(318,378)	(6,763,259)	337,601
Zodiac Aerospace	(353,618)	(7,829,532)	(776,679)

			(2,369,285)

Luxembourg
SES SA	(71,540)	(1,929,245)	172,588

Total of Short Equity Positions			(2,196,697)

Total of Long and Short Equity Positions			(4,111,029)

Net Cash and Other Receivables/ (Payables) (b)			(33,094)

Swaps, at Value			$(4,144,123)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(5,120,000)	$—	$(5,120,000)

BARC
Cash	—	128,073,269	128,073,269

CITI
Investment Companies	20,341,754	—	20,341,754

GSCO
Cash	—	11,806,774	11,806,774
U.S. Treasury Bills	—	38,566,187	38,566,187

GSIN
Investment Companies	552,695,972	—	552,695,972

JPMC
Cash	83,130,000	—	83,130,000

JPMS
Cash	—	21,519,591	21,519,591

MSCL
Cash	—	8,359,681	8,359,681

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$7,790,000	$—	$7,790,000

GSCO
Cash	—	827,130	827,130

JPPC
Cash	—	9,720,409	9,720,409

MACQ
Investment Companies	8,600,000	—	8,600,000

MSCL
Cash	—	48,826,799	48,826,799

SOCG
Investment Companies	884,310	—	884,310

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 109.2%
COMMON STOCKS - 17.0%

Belgium - 0.2%
Ageas (a)	6,522	238,466
bpost SA (a)	7,864	213,251
Colruyt SA (a)	2,151	119,457
KBC Group NV *(a)	5,131	299,527
Proximus SADP (a)	3,054	91,363
Umicore SA (a)	1,039	65,238

		1,027,302

Denmark - 0.5%
Danske Bank A/S (a)	3,439	100,611
DSV A/S (a)	3,828	190,999
FLSmidth & Co. A/S (a)	647	24,343
GN Store Nord A/S (a)	1,177	25,381
H Lundbeck A/S *(a)	4,070	133,672
ISS A/S (a)	8,549	355,251
Jyske Bank A/S (a)	2,286	106,878
Novo Nordisk A/S, Class B (a)	4,398	183,303
TDC A/S *(a)	12,076	71,120
Vestas Wind Systems A/S (a)	6,345	524,120
William Demant Holding A/S *(a)	21,390	436,515

		2,152,193

Finland - 0.5%
Amer Sports OYJ (a)	3,224	98,607
Cargotec OYJ, Class B	5,339	245,024
Elisa OYJ (a)	5,568	205,199
Huhtamaki OYJ (a)	1,834	85,424
Kesko OYJ, Class B (a)	3,733	171,978
Kone OYJ, Class B (a)	1,045	53,052
Metso OYJ (a)	2,968	86,614
Neste OYJ (a)	16,236	692,563
Orion OYJ, Class B (a)	2,265	89,295
Stora Enso OYJ, Class R (a)	14,465	128,496
UPM-Kymmene OYJ (a)	15,651	330,464

		2,186,716

Germany - 1.9%
adidas AG (a)	577	100,354
Allianz SE (a)	1,949	289,641
Aurubis AG (a)	3,505	196,539
Axel Springer SE (a)	487	24,955
Brenntag AG (a)	1,405	76,782
Covestro AG(a)(b)	7,001	414,306
Deutsche Lufthansa AG (a)	56,222	626,783
Deutsche Post AG (a)	1,619	50,688
Duerr AG (a)	259	21,777
Evonik Industries AG (a)	5,780	195,678
Fraport AG Frankfurt Airport Services Worldwide (a)	396	21,673
Freenet AG (a)	11,226	328,570
Fresenius Medical Care AG & Co. KGaA (a)	1,735	151,788
Hannover Rueck SE (a)	4,250	455,580
HeidelbergCement AG (a)	1,594	150,748
Hella KGaA Hueck & Co. (a)	3,077	122,061
HOCHTIEF AG (a)	2,428	342,652

INVESTMENTS	SHARES	VALUE ($)
Germany - 1.9% (continued)
Infineon Technologies AG (a)	4,596	81,954
K+S AG (a)	4,812	91,374
KION Group AG (a)	3,378	218,873
Krones AG (a)	313	30,463
MAN SE (a)	231	24,364
METRO AG (a)	6,646	197,823
MTU Aero Engines AG (a)	749	75,836
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,186	408,271
OSRAM Licht AG (a)	5,184	304,541
ProSiebenSat.1 Media SE (a)	1,700	72,888
Rheinmetall AG (a)	4,213	293,658
RHOEN-KLINIKUM AG (a)	2,383	72,469
Salzgitter AG (a)	3,292	107,928
Siemens AG (a)	2,504	293,620
Software AG (a)	9,570	405,592
STADA Arzneimittel AG (a)	6,597	367,051
Suedzucker AG (a)	27,213	756,811
Symrise AG (a)	371	27,207
Talanx AG (a)	7,822	238,689
Zalando SE *(a)(b)	1,797	75,081

		7,715,068

Italy - 1.0%
A2A SpA	350,058	494,410
Assicurazioni Generali SpA (a)	2,391	29,180
Autogrill SpA	6,648	56,347
Banca Generali SpA	1,407	27,006
Banca Monte dei Paschi di Siena SpA *	132,039	27,648
Banca Popolare dell’Emilia Romagna SC	10,014	37,316
Buzzi Unicem SpA	11,257	230,822
Davide Campari-Milano SpA (a)	14,962	168,613
Enel SpA	202,786	903,761
FinecoBank Banca Fineco SpA	22,177	128,567
Hera SpA	22,528	60,667
Leonardo-Finmeccanica SpA *(a)	3,224	36,543
Mediobanca SpA (a)	49,221	320,349
Poste Italiane SpA(b)	28,815	197,699
Prysmian SpA (a)	12,130	317,630
Recordati SpA	8,526	274,023
Snam SpA (a)	70,092	388,651
Terna Rete Elettrica Nazionale SpA (a)	63,275	326,154
UniCredit SpA	13,214	30,801
UnipolSai SpA	66,421	108,148

		4,164,335

Japan - 9.7%
ABC-Mart, Inc. (a)	1,200	81,719
Air Water, Inc. (a)	2,000	37,767
Aisin Seiki Co. Ltd. (a)	3,300	151,185
Ajinomoto Co., Inc. (a)	14,500	323,298
Alfresa Holdings Corp. (a)	16,500	349,377
Amada Holdings Co. Ltd. (a)	29,300	304,787
ANA Holdings, Inc. (a)	146,000	396,643
Aozora Bank Ltd. (a)	132,000	454,973
Asahi Group Holdings Ltd. (a)	1,800	65,569
Astellas Pharma, Inc. (a)	16,900	263,962
Bandai Namco Holdings, Inc. (a)	13,500	413,209

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.7% (continued)
Bridgestone Corp. (a)	9,500	350,016
Canon, Inc. (a)	1,600	46,452
Central Japan Railway Co. (a)	1,900	325,290
Century Tokyo Leasing Corp. (a)	6,100	221,673
Chiyoda Corp. (a)	4,000	32,936
Chubu Electric Power Co., Inc. (a)	33,800	491,806
Chugoku Bank Ltd. (The) (a)	7,000	85,387
Citizen Holdings Co. Ltd. (a)	27,900	146,122
Concordia Financial Group Ltd. (a)	11,900	51,923
Daicel Corp. (a)	4,400	55,603
Daiichi Sankyo Co. Ltd. (a)	21,000	504,597
Dentsu, Inc. (a)	500	25,449
East Japan Railway Co. (a)	3,000	270,792
Ezaki Glico Co. Ltd. (a)	4,100	249,021
FamilyMart UNY Holdings Co. Ltd. (a)	6,500	433,916
Fuji Heavy Industries Ltd. (a)	18,400	690,359
FUJIFILM Holdings Corp. (a)	4,900	181,510
Fujitsu Ltd. (a)	17,000	91,488
Gunma Bank Ltd. (The) (a)	12,700	57,694
Hakuhodo DY Holdings, Inc. (a)	16,300	191,038
Hankyu Hanshin Holdings, Inc. (a)	5,900	203,426
Haseko Corp. (a)	39,900	383,787
Hikari Tsushin, Inc. (a)	900	83,574
Hiroshima Bank Ltd. (The) (a)	20,000	82,960
Hisamitsu Pharmaceutical Co., Inc. (a)	3,600	194,580
Hitachi Capital Corp. (a)	6,100	129,698
Hitachi Chemical Co. Ltd. (a)	7,700	176,922
Hitachi High-Technologies Corp. (a)	8,200	328,254
Hitachi Metals Ltd. (a)	3,900	47,979
Hokuhoku Financial Group, Inc. (a)	14,900	200,488
Hoshizaki Electric Co. Ltd. (a)	400	36,502
Idemitsu Kosan Co. Ltd. (a)	16,900	349,901
Iida Group Holdings Co. Ltd. (a)	12,600	253,546
Isetan Mitsukoshi Holdings Ltd. (a)	5,900	58,093
Isuzu Motors Ltd. (a)	10,400	122,419
ITOCHU Corp. (a)	32,800	412,938
Itochu Techno-Solutions Corp. (a)	9,900	254,748
Izumi Co. Ltd. (a)	2,600	112,040
J Front Retailing Co. Ltd. (a)	13,300	174,149
Japan Airlines Co. Ltd. (a)	22,900	673,156
Japan Petroleum Exploration Co. Ltd. (a)	1,500	33,216
Japan Post Holdings Co. Ltd. (a)	7,200	90,513
JSR Corp. (a)	3,700	58,155
JTEKT Corp. (a)	9,600	144,192
JX Holdings, Inc. (a)	8,500	34,404
Kajima Corp. (a)	64,000	447,864
Kaken Pharmaceutical Co. Ltd. (a)	2,100	129,068
Kamigumi Co. Ltd. (a)	7,000	61,068
Kaneka Corp. (a)	36,000	285,028
Kao Corp. (a)	6,900	390,112
KDDI Corp. (a)	17,000	526,694
Keihan Holdings Co. Ltd. (a)	12,000	83,929
Kewpie Corp. (a)	12,300	380,812
Kobayashi Pharmaceutical Co. Ltd. (a)	600	31,342
Konami Holdings Corp. (a)	15,200	587,333
Kose Corp. (a)	2,400	245,753
Kuraray Co. Ltd. (a)	18,400	272,964
Kurita Water Industries Ltd. (a)	1,700	40,394

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.7% (continued)
Kyocera Corp. (a)	3,000	144,160
Lawson, Inc. (a)	900	71,097
Marubeni Corp. (a)	11,300	58,049
Maruichi Steel Tube Ltd. (a)	1,400	48,410
Mazda Motor Corp. (a)	27,600	423,433
Medipal Holdings Corp. (a)	14,900	258,279
MEIJI Holdings Co. Ltd. (a)	2,800	278,014
Miraca Holdings, Inc. (a)	1,100	54,850
Mitsubishi Chemical Holdings Corp. (a)	34,700	217,548
Mitsubishi Electric Corp. (a)	19,000	243,517
Mitsubishi Gas Chemical Co., Inc.	28,500	408,036
Mitsubishi Tanabe Pharma Corp. (a)	21,200	454,071
Mitsubishi UFJ Financial Group, Inc. (a)	19,600	99,295
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	56,100	257,439
Mitsui & Co. Ltd. (a)	10,200	141,361
Mitsui Chemicals, Inc. (a)	84,000	399,567
Mixi, Inc.	6,500	235,501
Mizuho Financial Group, Inc.	334,700	564,116
MS&AD Insurance Group Holdings, Inc. (a)	13,000	362,326
Nagoya Railroad Co. Ltd. (a)	44,000	239,432
Nankai Electric Railway Co. Ltd. (a)	35,000	168,177
Nexon Co. Ltd. (a)	16,200	254,479
NH Foods Ltd.	8,000	193,259
NHK Spring Co. Ltd. (a)	49,700	481,803
Nikon Corp. (a)	13,500	201,612
Nippon Express Co. Ltd. (a)	44,000	205,699
Nippon Shokubai Co. Ltd. (a)	4,800	299,873
Nippon Telegraph & Telephone Corp.	15,600	713,481
Nissan Motor Co. Ltd. (a)	32,900	322,712
Nisshin Seifun Group, Inc. (a)	15,800	240,833
Nissin Foods Holdings Co. Ltd. (a)	900	54,701
Nitori Holdings Co. Ltd. (a)	2,800	335,644
Nomura Research Institute Ltd. (a)	3,100	106,994
NTT Data Corp. (a)	2,800	139,844
Obayashi Corp. (a)	51,100	506,850
Obic Co. Ltd. (a)	500	26,624
Oracle Corp. Japan (a)	2,700	152,544
ORIX Corp. (a)	23,500	346,687
Osaka Gas Co. Ltd. (a)	78,000	327,149
Otsuka Corp. (a)	5,000	237,483
Otsuka Holdings Co. Ltd. (a)	10,400	474,060
Park24 Co. Ltd. (a)	10,300	334,987
Pola Orbis Holdings, Inc. (a)	6,700	599,763
Renesas Electronics Corp. *(a)	8,600	52,658
Resona Holdings, Inc. (a)	162,000	681,307
Sankyo Co. Ltd. (a)	4,300	146,907
Santen Pharmaceutical Co. Ltd. (a)	12,300	181,626
Secom Co. Ltd. (a)	2,300	171,751
Seiko Epson Corp. (a)	15,300	294,608
Sekisui Chemical Co. Ltd. (a)	13,300	191,283
Sekisui House Ltd. (a)	8,300	141,404
Seven & i Holdings Co. Ltd. (a)	7,100	335,655
Shimadzu Corp. (a)	8,000	122,092
Shimamura Co. Ltd. (a)	4,100	499,140
Shimizu Corp. (a)	24,000	214,500
Shinsei Bank Ltd.	117,000	177,422

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.7% (continued)
Shionogi & Co. Ltd. (a)	2,600	133,207
Shiseido Co. Ltd. (a)	1,900	50,323
SoftBank Group Corp. (a)	4,200	272,196
Sohgo Security Services Co. Ltd. (a)	3,500	188,100
Sojitz Corp. (a)	181,000	463,738
Sompo Japan Nipponkoa Holdings, Inc. (a)	10,600	314,157
Sugi Holdings Co. Ltd. (a)	2,900	157,768
Sumitomo Chemical Co. Ltd. (a)	28,000	124,415
Sumitomo Corp. (a)	18,400	205,981
Sumitomo Dainippon Pharma Co. Ltd. (a)	20,300	393,185
Sumitomo Mitsui Financial Group, Inc. (a)	5,600	189,166
Sumitomo Mitsui Trust Holdings, Inc. (a)	8,700	284,243
Sumitomo Rubber Industries Ltd. (a)	26,400	399,324
Sundrug Co. Ltd. (a)	2,400	201,454
Suzuken Co. Ltd. (a)	7,570	249,965
Taisei Corp. (a)	62,000	465,141
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,400	143,489
Takashimaya Co. Ltd. (a)	20,000	164,219
TDK Corp. (a)	2,200	147,398
Teijin Ltd. (a)	11,800	228,921
Terumo Corp. (a)	5,700	219,254
Toho Co. Ltd.	1,600	53,148
Toho Gas Co. Ltd. (a)	72,000	674,222
Tohoku Electric Power Co., Inc. (a)	7,100	92,591
Tokyo Broadcasting System Holdings, Inc. (a)	6,900	108,047
Tokyo Electric Power Co. Holdings, Inc. *(a)	86,500	374,710
Tokyo Electron Ltd. (a)	4,600	406,566
Tokyo Gas Co. Ltd. (a)	19,000	84,531
Tokyu Corp. (a)	26,000	198,336
Toppan Printing Co. Ltd. (a)	16,000	144,431
Tosoh Corp. (a)	57,000	351,326
TOTO Ltd. (a)	2,500	94,518
Toyo Suisan Kaisha Ltd. (a)	6,300	267,266
Toyoda Gosei Co. Ltd. (a)	12,400	288,300
Toyota Boshoku Corp. (a)	4,800	107,446
Tsuruha Holdings, Inc. (a)	1,200	138,721
West Japan Railway Co. (a)	5,800	359,799
Yamada Denki Co. Ltd. (a)	46,500	230,644
Yamaguchi Financial Group, Inc. (a)	45,000	479,666
Yamaha Corp. (a)	2,300	74,454
Yamazaki Baking Co. Ltd. (a)	16,300	400,801
Yokogawa Electric Corp. (a)	4,700	62,613

		40,349,454

Netherlands - 0.7%
Aalberts Industries NV (a)	1,307	44,516
ABN AMRO Group NV, CVA(b)	6,663	137,765
Akzo Nobel NV (a)	575	38,893
ASM International NV (a)	3,341	136,571
Boskalis Westminster (a)	2,335	83,104
Delta Lloyd NV	31,065	142,483
Gemalto NV (a)	620	39,723
Heineken NV (a)	2,251	197,866
Koninklijke Ahold Delhaize NV	15,697	357,514
Koninklijke DSM NV (a)	2,232	150,739
Koninklijke Philips NV (a)	6,179	182,834
NN Group NV (a)	17,025	522,675

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 0.7% (continued)
Randstad Holding NV (a)	5,987	272,244
SBM Offshore NV (a)	4,619	65,591
Wolters Kluwer NV (a)	10,796	461,542

		2,834,060

Norway - 0.2%
DNB ASA (a)	3,645	47,920
Gjensidige Forsikring ASA (a)	1,500	28,055
Leroy Seafood Group ASA (a)	465	23,539
Marine Harvest ASA *(a)	19,938	357,649
Orkla ASA (a)	10,217	105,800
Yara International ASA (a)	3,769	125,594

		688,557

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	19,797	66,439
NOS SGPS SA	1,644	11,187

		77,626

Spain - 0.7%
Aena SA (a)(b)	1,336	197,207
Almirall SA	17,686	272,003
Banco de Sabadell SA	126,306	161,815
Ebro Foods SA	22,816	530,709
Enagas SA (a)	1,371	41,243
Endesa SA (a)	20,496	439,429
Gamesa Corp. Tecnologica SA (a)	10,106	242,138
Gas Natural SDG SA (a)	3,104	63,812
Iberdrola SA (a)	41,978	285,425
Mediaset Espana Comunicacion SA (a)	3,372	39,972
Red Electrica Corp. SA	1,884	40,650
Repsol SA (a)	26,140	355,092
Tecnicas Reunidas SA	2,290	89,344

		2,758,839

Sweden - 0.4%
BillerudKorsnas AB	2,929	51,829
Boliden AB (a)	8,418	197,862
Electrolux AB, Series B (a)	9,716	243,355
Husqvarna AB, Class B	11,722	102,305
ICA Gruppen AB	4,887	161,434
Modern Times Group MTG AB, Class B	1,696	43,447
NCC AB, Class B	1,601	41,955
Saab AB, Class B	2,347	83,561
Securitas AB, Class B (a)	16,862	282,388
Skanska AB, Class B (a)	5,946	138,915
SKF AB, Class B (a)	1,354	23,383
Svenska Cellulosa AB SCA, Class B (a)	9,861	292,683
Swedish Match AB (a)	2,877	105,562
Telia Co. AB	26,901	120,492

		1,889,171

Switzerland - 1.0%
ABB Ltd. *(a)	11,120	250,622
Actelion Ltd. *(a)	650	112,797
Adecco Group AG (a)	1,020	57,493
Barry Callebaut AG *(a)	77	102,477
DKSH Holding AG (a)	414	30,455
Flughafen Zuerich AG (a)	669	130,785

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 1.0% (continued)
Galenica AG (a)	509	541,282
Geberit AG (a)	48	21,040
Georg Fischer AG (a)	224	196,379
Givaudan SA (a)	21	42,813
Helvetia Holding AG (a)	108	54,480
Kuehne + Nagel International AG (a)	175	25,432
Lonza Group AG *(a)	1,414	270,638
Nestle SA (a)	3,903	308,197
Novartis AG (a)	3,204	252,861
Partners Group Holding AG (a)	177	89,427
Roche Holding AG (a)	462	114,806
SGS SA (a)	69	154,614
Sika AG (a)	27	131,547
Straumann Holding AG (a)	74	28,949
Swiss Life Holding AG *(a)	919	238,318
Swiss Re AG (a)	7,173	647,854
Swisscom AG (a)	326	155,068
Temenos Group AG *(a)	471	29,701
UBS Group AG (a)	6,626	90,514

		4,078,549

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV (a)	32,302	205,318
Subsea 7 SA *(a)	28,174	304,022
Unilever NV, CVA (a)	3,965	182,680

		692,020

United States - 0.0% (c)
Baloise Holding AG (a)	1,165	141,060

TOTAL COMMON STOCKS (Cost $66,059,802)		70,754,950

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (Cost $315,977) (a)	2,916	396,871

SHORT-TERM INVESTMENTS - 92.1%

Investment Companies - 62.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.21% (d)	353,016	353,016
Dreyfus Treasury & Agency Cash Management, Class I, 0.21% (d)	1,412,065	1,412,065
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.22% (d)(e)(f)	224,723,494	224,723,494
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.20% (d)(f)	31,941,929	31,941,929
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.23% (d)	1,765,082	1,765,082

Total Investment Companies (Cost $260,195,586)		260,195,586

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations - 29.5%
U.S. Treasury Bill
0.38%, 10/6/2016 (e)(g)	9,870,000	9,869,911
0.34%, 10/13/2016 (g)	1,092,000	1,091,949
0.35%, 10/20/2016 (e)(g)	15,295,000	15,294,021
0.40%, 11/3/2016 (e)(g)	3,583,000	3,582,387
0.38%, 11/10/2016 (e)(g)	16,611,000	16,607,545
0.37%, 11/17/2016 (e)(g)	12,517,000	12,514,259
0.48%, 11/25/2016 (g)	2,214,000	2,213,460
0.40%, 12/15/2016 (e)(g)	1,163,000	1,162,564
0.40%, 12/22/2016 (g)	3,164,000	3,162,339
0.43%, 1/19/2017 (e)(g)	41,730,000	41,696,991
0.44%, 2/9/2017 (g)	1,553,000	1,551,107
0.45%, 2/16/2017 (e)(g)	12,339,000	12,323,144
0.48%, 3/2/2017 (g)	1,514,000	1,511,699

Total U.S. Treasury Obligations (Cost $122,540,275)		122,581,376

TOTAL SHORT-TERM INVESTMENTS (Cost $382,735,861)		382,776,962

TOTAL LONG POSITIONS (Cost $449,111,640)		453,928,783

	SHARES
SHORT POSITIONS - (13.4)%
COMMON STOCKS - (13.2)%

Austria - (0.1)%
ams AG	(9,241)	(300,268)

Belgium - (0.3)%
Anheuser-Busch InBev SA/NV	(6,552)	(861,639)
Solvay SA	(260)	(30,127)
Telenet Group Holding NV *	(5,704)	(297,966)

		(1,189,732)

Denmark - (0.2)%
AP Moeller - Maersk A/S, Class B	(131)	(192,687)
Chr Hansen Holding A/S	(516)	(30,735)
Coloplast A/S, Class B	(3,716)	(288,998)
Genmab A/S *	(540)	(92,422)
Novozymes A/S, Class B	(3,115)	(137,390)
Pandora A/S	(541)	(65,526)
Topdanmark A/S *	(1,800)	(50,510)
Tryg A/S	(7,458)	(149,852)

		(1,008,120)

Finland - (0.3)%
Fortum OYJ	(17,919)	(289,570)
Nokia OYJ	(124,743)	(723,055)
Nokian Renkaat OYJ	(3,257)	(118,750)
Outokumpu OYJ *	(13,057)	(89,645)
Wartsila OYJ Abp	(794)	(35,745)

		(1,256,765)

Germany - (0.9)%
BASF SE	(1,078)	(92,304)
Bayer AG	(2,119)	(212,812)
Bayerische Motoren Werke AG	(2,500)	(210,488)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (0.9)% (continued)
Beiersdorf AG	(2,950)	(278,459)
Commerzbank AG	(12,355)	(79,825)
Continental AG	(267)	(56,257)
Daimler AG	(4,487)	(316,458)
Deutsche Bank AG *	(49,572)	(646,084)
E.ON SE	(19,738)	(140,288)
HUGO BOSS AG	(3,272)	(181,123)
LANXESS AG	(2,131)	(132,649)
Linde AG	(1,536)	(260,998)
Merck KGaA	(3,279)	(353,689)
Nordex SE *	(2,203)	(67,136)
Rocket Internet SE *(b)	(715)	(15,355)
RWE AG *	(28,302)	(488,762)
Telefonica Deutschland Holding AG	(22,516)	(90,783)
thyssenkrupp AG	(6,040)	(144,313)
Uniper SE *	(1,974)	(24,179)

		(3,791,962)

Italy - (0.4)%
Azimut Holding SpA	(7,985)	(117,491)
Banco Popolare SC	(143,049)	(337,331)
Eni SpA	(8,654)	(124,707)
Luxottica Group SpA	(5,342)	(255,151)
Mediaset SpA	(23,249)	(72,991)
Moncler SpA	(3,741)	(63,862)
Saipem SpA *	(376,978)	(159,716)
Salvatore Ferragamo SpA	(2,521)	(63,986)
Unione di Banche Italiane SpA	(179,767)	(414,322)
Yoox Net-A-Porter Group SpA *	(1,790)	(55,476)

		(1,665,033)

Japan - (7.8)%
Acom Co. Ltd. *	(27,300)	(128,707)
Advantest Corp.	(19,800)	(268,211)
Aeon Co. Ltd.	(29,100)	(430,548)
AEON Financial Service Co. Ltd.	(3,600)	(63,015)
Alps Electric Co. Ltd.	(20,200)	(487,583)
Asics Corp.	(27,500)	(554,078)
Bank of Kyoto Ltd. (The)	(45,000)	(329,392)
Benesse Holdings, Inc.	(11,300)	(288,617)
Brother Industries Ltd.	(3,600)	(63,294)
Calbee, Inc.	(13,100)	(496,336)
Casio Computer Co. Ltd.	(3,500)	(49,004)
Chiba Bank Ltd. (The)	(56,000)	(318,035)
Chugai Pharmaceutical Co. Ltd.	(11,300)	(408,429)
Chugoku Electric Power Co., Inc. (The)	(24,600)	(309,328)
Credit Saison Co. Ltd.	(3,900)	(64,749)
Daido Steel Co. Ltd.	(21,000)	(96,304)
Dai-ichi Life Insurance Co. Ltd. (The)	(7,300)	(100,152)
Daiwa Securities Group, Inc.	(48,000)	(270,255)
DeNA Co. Ltd.	(3,700)	(134,535)
Denso Corp.	(9,800)	(391,064)
Disco Corp.	(900)	(106,592)
Don Quijote Holdings Co. Ltd.	(1,500)	(55,028)
Eisai Co. Ltd.	(6,900)	(431,550)
Electric Power Development Co. Ltd.	(10,500)	(252,360)
FANUC Corp.	(2,600)	(439,180)
Fast Retailing Co. Ltd.	(1,800)	(579,644)
Fukuoka Financial Group, Inc.	(30,000)	(124,690)

INVESTMENTS	SHARES	VALUE ($)
Japan - (7.8)% (continued)
Hachijuni Bank Ltd. (The)	(40,200)	(209,368)
Hamamatsu Photonics KK	(8,600)	(264,583)
Hirose Electric Co. Ltd.	(300)	(39,445)
Hitachi Construction Machinery Co. Ltd.	(11,900)	(237,299)
Hitachi Ltd.	(47,000)	(220,270)
Hokuriku Electric Power Co.	(5,300)	(64,586)
Honda Motor Co. Ltd.	(5,500)	(158,732)
Hoya Corp.	(2,800)	(112,638)
Ibiden Co. Ltd.	(4,600)	(61,853)
IHI Corp.	(154,000)	(447,556)
Inpex Corp.	(36,300)	(330,057)
Iyo Bank Ltd. (The)	(61,500)	(372,417)
Japan Airport Terminal Co. Ltd.	(2,200)	(84,124)
Japan Display, Inc. *	(163,300)	(255,812)
Japan Post Bank Co. Ltd.	(6,700)	(79,615)
Japan Tobacco, Inc.	(6,300)	(257,892)
JFE Holdings, Inc.	(25,500)	(372,771)
JGC Corp.	(6,700)	(116,637)
Kakaku.com, Inc.	(10,500)	(190,133)
Kansai Electric Power Co., Inc. (The) *	(10,900)	(99,162)
Kansai Paint Co. Ltd.	(13,800)	(302,504)
Kawasaki Heavy Industries Ltd.	(78,000)	(241,661)
Keikyu Corp.	(40,000)	(417,379)
Keio Corp.	(8,000)	(69,958)
Keisei Electric Railway Co. Ltd.	(4,500)	(112,511)
Keyence Corp.	(100)	(73,269)
Kikkoman Corp.	(17,000)	(544,456)
Kintetsu Group Holdings Co. Ltd.	(15,000)	(62,955)
Kirin Holdings Co. Ltd.	(10,100)	(167,859)
Kobe Steel Ltd.	(60,500)	(548,730)
Koito Manufacturing Co. Ltd.	(2,700)	(131,408)
Komatsu Ltd.	(7,700)	(176,632)
Kubota Corp.	(8,000)	(121,084)
Kyowa Hakko Kirin Co. Ltd.	(3,800)	(60,022)
Kyushu Electric Power Co., Inc.	(31,900)	(299,421)
Kyushu Financial Group, Inc.	(13,000)	(88,575)
LIXIL Group Corp.	(9,200)	(197,097)
M3, Inc.	(1,100)	(37,654)
Mabuchi Motor Co. Ltd.	(4,600)	(255,258)
Marui Group Co. Ltd.	(1,900)	(25,099)
Minebea Co. Ltd.	(24,400)	(230,767)
MISUMI Group, Inc.	(9,700)	(182,289)
Mitsubishi Corp.	(2,200)	(50,151)
Mitsubishi Heavy Industries Ltd.	(61,000)	(255,170)
Mitsubishi Logistics Corp.	(16,000)	(231,402)
Mitsubishi Materials Corp.	(5,400)	(147,703)
Mitsui OSK Lines Ltd.	(81,000)	(188,357)
Murata Manufacturing Co. Ltd.	(4,200)	(548,239)
Nabtesco Corp.	(4,800)	(135,987)
NGK Insulators Ltd.	(8,000)	(166,245)
NGK Spark Plug Co. Ltd.	(33,300)	(588,422)
Nidec Corp.	(3,400)	(314,273)
Nintendo Co. Ltd.	(2,800)	(749,708)
Nippon Paint Holdings Co. Ltd.	(21,000)	(702,719)
Nippon Steel & Sumitomo Metal Corp.	(11,200)	(229,828)
Nissan Chemical Industries Ltd.	(3,800)	(115,524)
Nitto Denko Corp.	(2,200)	(142,881)
NOK Corp.	(2,700)	(59,080)
Nomura Holdings, Inc.	(20,200)	(90,527)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (7.8)% (continued)
NSK Ltd.	(5,500)	(56,390)
NTN Corp.	(20,000)	(69,910)
Odakyu Electric Railway Co. Ltd.	(10,500)	(233,805)
Olympus Corp.	(9,100)	(317,784)
Omron Corp.	(10,200)	(367,148)
Oriental Land Co. Ltd.	(4,300)	(261,861)
Panasonic Corp.	(6,100)	(61,010)
Pigeon Corp.	(15,300)	(463,423)
Rakuten, Inc.	(60,900)	(794,946)
Recruit Holdings Co. Ltd.	(4,200)	(171,331)
Ricoh Co. Ltd.	(5,000)	(45,247)
Rinnai Corp.	(300)	(27,928)
Ryohin Keikaku Co. Ltd.	(800)	(161,567)
Sega Sammy Holdings, Inc.	(22,300)	(318,108)
Seibu Holdings, Inc.	(16,200)	(267,432)
Seven Bank Ltd.	(68,600)	(219,718)
Shikoku Electric Power Co., Inc.	(21,100)	(208,659)
Shimano, Inc.	(1,900)	(282,195)
Shin-Etsu Chemical Co. Ltd.	(2,700)	(188,387)
Shizuoka Bank Ltd. (The)	(48,000)	(384,576)
SMC Corp.	(700)	(202,113)
Sony Corp.	(6,600)	(218,662)
Sony Financial Holdings, Inc.	(48,100)	(662,420)
Stanley Electric Co. Ltd.	(10,200)	(275,786)
Sumco Corp.	(38,200)	(314,318)
Sumitomo Electric Industries Ltd.	(2,500)	(35,342)
Sumitomo Metal Mining Co. Ltd.	(31,000)	(428,164)
Suntory Beverage & Food Ltd.	(700)	(30,267)
Suruga Bank Ltd.	(2,600)	(62,321)
Sysmex Corp.	(800)	(59,355)
T&D Holdings, Inc.	(39,100)	(441,091)
Taiheiyo Cement Corp.	(23,000)	(66,182)
Taiyo Nippon Sanso Corp.	(51,100)	(533,169)
Takeda Pharmaceutical Co. Ltd.	(12,600)	(603,914)
THK Co. Ltd.	(1,600)	(31,472)
Tobu Railway Co. Ltd.	(20,000)	(101,881)
Tokio Marine Holdings, Inc.	(1,400)	(53,690)
Toray Industries, Inc.	(3,000)	(29,218)
Toshiba Corp. *	(114,000)	(380,008)
Toyota Industries Corp.	(3,200)	(148,533)
Toyota Motor Corp.	(2,900)	(168,219)
Trend Micro, Inc.	(3,600)	(125,587)
Unicharm Corp.	(12,200)	(316,560)
USS Co. Ltd.	(7,700)	(130,319)
Yahoo Japan Corp.	(49,800)	(198,643)
Yakult Honsha Co. Ltd.	(9,200)	(415,810)
Yamaha Motor Co. Ltd.	(26,200)	(529,327)
Yamato Holdings Co. Ltd.	(11,100)	(258,736)
Yaskawa Electric Corp.	(24,800)	(370,932)
Yokohama Rubber Co. Ltd. (The)	(3,600)	(57,626)

		(32,429,524)

Luxembourg - (0.4)%
APERAM SA	(2,591)	(116,815)
ArcelorMittal *	(98,155)	(598,585)
Millicom International Cellular SA, SDR	(4,776)	(247,451)
Tenaris SA	(36,576)	(520,962)

		(1,483,813)

INVESTMENTS	SHARES	VALUE ($)
Netherlands - (0.5)%
Aegon NV	(76,720)	(292,642)
Altice NV, Class A *	(36,026)	(645,209)
ASML Holding NV	(6,485)	(710,697)
Fugro NV, CVA *	(2,913)	(47,130)
Koninklijke KPN NV	(35,141)	(116,589)
Koninklijke Vopak NV	(3,107)	(162,953)
OCI NV *	(7,382)	(108,796)

		(2,084,016)

Norway - (0.2)%
Norsk Hydro ASA	(39,893)	(172,488)
Schibsted ASA, Class A	(11,596)	(341,486)
Statoil ASA	(15,836)	(265,860)
Telenor ASA	(9,257)	(159,182)

		(939,016)

Spain - (0.7)%
Abertis Infraestructuras SA	(18,174)	(283,141)
Amadeus IT Group SA	(2,633)	(131,421)
Atresmedia Corp. de Medios de Comunicacion SA	(8,513)	(93,367)
Banco Bilbao Vizcaya Argentaria SA	(24,794)	(150,018)
Banco Popular Espanol SA	(215,832)	(267,127)
Banco Santander SA	(24,943)	(110,656)
Bankia SA	(119,061)	(97,698)
CaixaBank SA	(19,584)	(49,489)
Cellnex Telecom SA (b)	(24,609)	(445,342)
Distribuidora Internacional de Alimentacion SA	(12,266)	(75,957)
Ferrovial SA	(4,442)	(94,582)
Industria de Diseno Textil SA	(7,979)	(295,844)
Mapfre SA	(66,616)	(186,380)
Melia Hotels International SA	(2,020)	(25,189)
Telefonica SA	(44,803)	(453,095)
Zardoya Otis SA	(5,240)	(50,416)

		(2,809,722)

Sweden - (0.5)%
Alfa Laval AB	(5,297)	(83,046)
Atlas Copco AB, Class A	(6,616)	(199,172)
Hennes & Mauritz AB, Class B	(18,691)	(527,565)
Hexagon AB, Class B	(1,409)	(61,533)
Nordea Bank AB	(11,240)	(111,618)
Sandvik AB	(3,186)	(35,058)
Skandinaviska Enskilda Banken AB, Class A	(30,023)	(301,774)
Svenska Handelsbanken AB, Class A	(8,278)	(113,790)
Swedish Orphan Biovitrum AB *	(6,349)	(78,905)
Tele2 AB, Class B	(6,007)	(51,853)
Telefonaktiebolaget LM Ericsson, Class B	(43,205)	(311,952)
Trelleborg AB, Class B	(1,569)	(30,733)

		(1,906,999)

Switzerland - (0.8)%
Aryzta AG *	(2,905)	(129,220)
Chocoladefabriken Lindt & Spruengli AG	(14)	(80,964)
Cie Financiere Richemont SA	(10,514)	(641,224)
Credit Suisse Group AG *	(66,052)	(868,097)
Dufry AG *	(1,693)	(212,253)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (0.8)% (continued)
Julius Baer Group Ltd. *	(1,965)	(80,097)
LafargeHolcim Ltd. *	(7,392)	(400,388)
OC Oerlikon Corp. AG *	(11,778)	(117,697)
STMicroelectronics NV	(37,345)	(304,475)
Sunrise Communications Group AG *(b)	(2,482)	(173,246)
Swatch Group AG (The)	(925)	(262,226)
Zurich Insurance Group AG *	(329)	(84,847)

		(3,354,734)

United Kingdom - (0.1)%
CNH Industrial NV	(14,741)	(105,552)
Dialog Semiconductor plc *	(2,291)	(88,356)
RELX NV	(19,354)	(346,181)

		(540,089)

United States - 0.0% (c)
QIAGEN NV *	(3,540)	(97,609)

TOTAL COMMON STOCKS (Proceeds $(54,039,283))		(54,857,402)

PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Schaeffler AG	(2,016)	(31,926)
Volkswagen AG	(5,289)	(696,732)
		—

TOTAL PREFERRED STOCKS (Proceeds $(739,405))		(728,658)

TOTAL SHORT POSITIONS (Proceeds $(54,778,688))		(55,586,060)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.8% (Cost $394,332,952)		398,342,723
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (h)		17,483,584

NET ASSETS - 100.0%		$415,826,307

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(3,426,679)	(0.8)%
Consumer Staples	5,097,753	1.2
Energy	312,749	0.1
Financials	1,904,910	0.5
Health Care	4,174,622	1.0
Industrials	6,930,434	1.6
Information Technology	(2,819,500)	(0.7)
Materials	(334,507)	(0.1)
Telecommunication Services	746,643	0.2
Utilities	2,979,336	0.7
Short-Term Investment	382,776,962	92.1

Total Investments In Securities At Value	398,342,723	95.8
Other Assets in Excess of Liabilities (h)	17,483,584	4.2

Net Assets	$415,826,307	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $67,906,665.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 9/30/2016 amounted to $388,115, which represents approximately 0.09% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 9/30/2016.
(e)	All or a portion represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 October Futures	10/2016	TRY	515,860	$(2,327)
MSCS	BIST 30 October Futures	10/2016	TRY	612,069	(3,004)
BANA	Bovespa Index October Futures	10/2016	BRL	(15,769,696)	65,031
CITI	Corn December Futures^	11/2016	USD	(400,200)	(4,542)
CITI	Corn December Futures^	11/2016	USD	483,575	4,712
MACQ	Corn December Futures^	11/2016	USD	930,776	12,124
MACQ	Corn December Futures^	11/2016	USD	(182,831)	(8,231)
BANA	Hang Seng Index October Futures	10/2016	HKD	85,636,319	(70,091)
GSIN	Hang Seng Index October Futures	10/2016	HKD	3,518,100	(2,726)
MSCS	Hang Seng Index October Futures	10/2016	HKD	48,107,374	(40,694)
BANA	H-SHARES Index October Futures	10/2016	HKD	(9,699,055)	12,769
MSCS	H-SHARES Index October Futures	10/2016	HKD	(487,456)	961
MSCS	KOSPI Index 200 December Futures	12/2016	KRW	6,002,257,609	(58,264)
BANA	MSCI Taiwan Stock Index October Futures	10/2016	USD	653,140	(3,910)
GSIN	MSCI Taiwan Stock Index October Futures	10/2016	USD	34,304	(134)
MSCS	MSCI Taiwan Stock Index October Futures	10/2016	USD	34,764	(594)
BANA	SGX S&P CNX Nifty Index October Futures	10/2016	USD	868,003	(20,205)
GSIN	SGX S&P CNX Nifty Index October Futures	10/2016	USD	17,539	(236)
CITI	Soyabean November Futures^	10/2016	USD	1,887,767	(313,667)
SOCG	Soyabean November Futures^	10/2016	USD	745,513	(125,413)
MACQ	Soyabean November Futures^	10/2016	USD	1,493,019	(252,819)
BANA	SwissMarket Index December Futures	12/2016	CHF	(1,472,545)	12,261
BANA	Taiwan Stock Exchange October Futures	10/2016	TWD	87,404,406	7,797
BANA	Tel Aviv 25 Index October Futures	10/2016	ILS	1,455,586	(3,372)
GSIN	WIG20 Index December Futures	12/2016	PLN	(3,505,307)	7,074

					$(787,500)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at September 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
44	GSCO	Brent Crude Futures^	10/2016	$2,062,006	$2,208,360	$146,354
36	MSCL	Gold 100 OZ Futures^	12/2016	4,800,799	4,741,560	(59,239)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Copper Futures^	11/2016	$118,823	$121,516	$2,693
70	JPPC	LME Copper Futures^	12/2016	8,107,014	8,517,250	410,236
110	MSCL	Silver Futures^	12/2016	10,661,154	10,567,700	(93,454)
4	JPMS	BIST 30 Futures	10/2016	12,726	12,553	(173)
224	BARC	CAC40 Index Futures	10/2016	11,041,360	11,181,197	139,837
53	BARC	DAX Index Futures	12/2016	15,487,439	15,647,212	159,773
132	BARC	FTSE 100 Index Futures	12/2016	11,407,805	11,732,620	324,815
28	JPMS	FTSE Bursa Malaysia KLCI Index Futures	10/2016	567,364	559,932	(7,432)
56	BARC	Hang Seng Index Futures	10/2016	8,475,083	8,415,811	(59,272)
23	BARC	KOSPI Index 200 Futures	12/2016	2,730,325	2,696,055	(34,270)
4	JPMS	KOSPI Index 200 Futures	12/2016	474,618	468,879	(5,739)
10	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	12/2016	240,645	243,370	2,725
15	BARC	MSCI Taiwan Stock Index Futures	10/2016	519,534	512,550	(6,984)
63	JPMS	S&P/Toronto Stock Exchange 60 Index Futures	12/2016	8,197,514	8,213,362	15,848
59	JPMS	SET50 Index Futures	12/2016	322,115	321,920	(195)
2	JPMS	SGX S&P CNX Nifty Index Futures	10/2016	35,173	34,604	(569)
144	JPMS	SPI 200 Index Futures	12/2016	14,296,770	14,922,488	625,718
131	JPMS	90-Day EURODollar Futures	03/2017	32,467,659	32,440,512	(27,147)
131	JPMS	90-Day EURODollar Futures	06/2017	32,455,926	32,427,413	(28,513)
131	JPMS	90-Day EURODollar Futures	09/2017	32,409,557	32,415,950	6,393
407	JPMS	Australia 3-Year Bond Futures	12/2016	35,253,948	35,295,847	41,899
15	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2017	2,834,764	2,833,473	(1,291)
15	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	2,835,145	2,833,616	(1,529)
49	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	9,254,392	9,256,479	2,087
1,250	GSCO	Euro - SCHATZ Futures	12/2016	157,288,933	157,458,564	169,631
72	GSCO	Euro-Bobl Futures	12/2016	10,644,586	10,683,597	39,011
162	GSCO	Long Gilt Futures	12/2016	27,390,053	27,349,412	(40,641)
126	MSCL	U.S. Treasury 10-Year Note Futures	12/2016	16,554,622	16,521,750	(32,872)
942	MSCL	U.S. Treasury 2-Year Note Futures	12/2016	205,800,027	205,797,563	(2,464)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
32	MSCL	U.S. Treasury 5-Year Note Futures	12/2016	$3,887,798	$3,888,500	$702

				668,635,677	670,321,615	1,685,938

Short Contracts:
1	JPPC	LME Copper Futures^	11/2016	$(118,561)	$(121,517)	$(2,956)
454	MSCL	Natural Gas Futures^	10/2016	(13,175,540)	(13,193,240)	(17,700)
66	MSCL	WTI Crude Futures^	10/2016	(3,077,373)	(3,183,840)	(106,467)
62	BARC	Amsterdam Index Futures	10/2016	(6,183,162)	(6,297,545)	(114,383)
878	BARC	Euro Stoxx 50 Index Futures	12/2016	(29,479,356)	(29,529,861)	(50,505)
81	BARC	FTSE/JSE Top 40 Index Futures	12/2016	(2,741,700)	(2,710,940)	30,760
69	BARC	FTSE/MIB Index Futures	12/2016	(6,409,929)	(6,339,249)	70,680
13	BARC	H-SHARES Index Futures	10/2016	(815,703)	(804,497)	11,206
43	BARC	IBEX 35 Index Futures	10/2016	(4,255,468)	(4,232,690)	22,778
72	JPMS	MSCI Singapore Index Futures	10/2016	(1,646,674)	(1,663,914)	(17,240)
725	BARC	OMXS30 Index Futures	10/2016	(11,955,156)	(12,156,858)	(201,702)
103	JPMS	S&P 500 E-Mini Futures	12/2016	(10,995,298)	(11,126,060)	(130,762)
34	BARC	TOPIX Index Futures	12/2016	(4,474,571)	(4,435,876)	38,695
8	GSCO	10-Year Japanese Government Bond Futures	12/2016	(11,958,250)	(12,018,343)	(60,093)
83	JPMS	3-Month Euro Euribor Futures	03/2017	(23,386,237)	(23,382,937)	3,300
83	JPMS	3-Month Euro Euribor Futures	06/2017	(23,390,977)	(23,387,599)	3,378
83	JPMS	3-Month Euro Euribor Futures	09/2017	(23,394,310)	(23,391,096)	3,214
148	JPMS	90-Day Sterling Futures	03/2017	(23,871,786)	(23,906,837)	(35,051)
148	JPMS	90-Day Sterling Futures	06/2017	(23,902,761)	(23,911,634)	(8,873)
148	JPMS	90-Day Sterling Futures	09/2017	(23,910,748)	(23,914,031)	(3,283)
15	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2017	(11,432,890)	(11,433,450)	(560)
15	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2017	(11,433,497)	(11,434,574)	(1,077)
15	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	(11,433,801)	(11,435,135)	(1,334)
303	JPMS	Australia 10-Year Bond Futures	12/2016	(31,411,344)	(31,774,211)	(362,867)
425	GSCO	Canadian 10-Year Bond Futures	12/2016	(47,437,791)	(47,594,040)	(156,249)
34	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2016	(6,422,119)	(6,421,567)	552
314	GSCO	Euro-Bund Futures	12/2016	(58,063,888)	(58,447,675)	(383,787)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
16	GSCO	Euro-Buxl 30-Year Bond Futures	12/2016	$(3,405,085)	$(3,454,167)	$(49,082)
80	MSCL	U.S. Treasury Long Bond Futures	12/2016	(13,660,706)	(13,452,500)	208,206

				(443,844,681)	(445,155,883)	(1,311,202)

				$224,790,996	$225,165,732	$374,736

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/16	CITI	AUD	8,668,800	$6,546,046	$6,622,720	$76,674
Australian Dollar, Expiring 12/21/16	JPMC	AUD	13,003,200	9,819,081	9,934,079	114,998
Brazilian Real, Expiring 12/21/16*	CITI	BRL	15,596,000	4,652,467	4,685,162	32,695
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	23,394,000	6,978,705	7,027,738	49,033
Canadian Dollar, Expiring 12/21/16	CITI	CAD	13,068,000	10,062,474	9,966,536	(95,938)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	19,602,000	15,093,731	14,949,802	(143,929)
Swiss Franc, Expiring 12/21/16	CITI	CHF	48,000	49,617	49,650	33
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	7,708,000	1,144,318	1,149,402	5,084
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	10,950,000	1,625,481	1,632,843	7,362
Danish Krone, Expiring 12/21/16	CITI	DKK	9,000	1,361	1,363	2
Euro, Expiring 12/21/16	CITI	EUR	1,121,200	1,263,254	1,264,181	927
Euro, Expiring 12/21/16	JPMC	EUR	1,672,800	1,884,754	1,886,125	1,371
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	9,964,200	1,286,118	1,285,679	(439)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	4,585,800	591,870	591,704	(166)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	137,600,000	498,168	502,118	3,950
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	206,400,000	747,254	753,177	5,923
Indian Rupee, Expiring 12/21/16*	CITI	INR	100,920,000	1,485,414	1,495,563	10,149

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Indian Rupee, Expiring 12/21/16*	JPMC	INR	151,380,000	$2,228,124	$2,243,342	$15,218
Japanese Yen, Expiring 12/21/16	CITI	JPY	764,680,600	7,508,716	7,567,910	59,194
Japanese Yen, Expiring 12/21/16	JPMC	JPY	1,147,013,400	11,263,015	11,351,789	88,774
Mexican Peso, Expiring 12/21/16	CITI	MXN	25,044,000	1,294,581	1,280,252	(14,329)
Mexican Peso, Expiring 12/21/16	JPMC	MXN	37,566,000	1,941,969	1,920,377	(21,592)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	8,836,000	1,084,205	1,105,490	21,285
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	9,771,000	1,199,635	1,222,470	22,835
New Zealand Dollar, Expiring 12/21/16	CITI	NZD	2,629,600	1,921,867	1,908,863	(13,004)
New Zealand Dollar, Expiring 12/21/16	JPMC	NZD	3,944,400	2,882,803	2,863,294	(19,509)
Poland Zloty, Expiring 12/21/16	CITI	PLN	2,760,000	714,789	720,695	5,906
Poland Zloty, Expiring 12/21/16	JPMC	PLN	4,140,000	1,072,187	1,081,043	8,856
Swedish Krona, Expiring 12/21/16	CITI	SEK	3,729,000	444,694	436,455	(8,239)
Turkish Lira, Expiring 12/21/16	CITI	TRY	8,952,000	2,973,418	2,936,020	(37,398)
Turkish Lira, Expiring 12/21/16	JPMC	TRY	13,428,000	4,460,132	4,404,032	(56,100)
South African Rand, Expiring 12/21/16	CITI	ZAR	12,800,000	905,402	918,424	13,022
South African Rand, Expiring 12/21/16	JPMC	ZAR	19,200,000	1,358,097	1,377,635	19,538

				$106,983,747	$107,135,933	$152,186

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/16*	CITI	BRL	(560,000)	$(165,965)	$(168,229)	$(2,264)
Brazilian Real, Expiring 12/21/16*	JPMC	BRL	(840,000)	(248,947)	(252,343)	(3,396)
Canadian Dollar, Expiring 12/21/16	CITI	CAD	(316,800)	(239,369)	(241,613)	(2,244)
Canadian Dollar, Expiring 12/21/16	JPMC	CAD	(475,200)	(359,053)	(362,420)	(3,367)
Swiss Franc, Expiring 12/21/16	CITI	CHF	(17,426,200)	(18,011,651)	(18,025,648)	(13,997)
Swiss Franc, Expiring 12/21/16	JPMC	CHF	(25,657,800)	(26,518,098)	(26,540,406)	(22,308)
Chinese Renminbi, Expiring 12/21/16*	CITI	CNY	(2,449,600)	(364,459)	(365,280)	(821)
Chinese Renminbi, Expiring 12/21/16*	JPMC	CNY	(1,928,400)	(286,694)	(287,559)	(865)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Danish Krone, Expiring 12/21/16	CITI	DKK	(2,967,000)	$(451,923)	$(449,384)	$2,539
Danish Krone, Expiring 12/21/16	JPMC	DKK	(4,128,000)	(628,815)	(625,230)	3,585
Euro, Expiring 12/21/16	CITI	EUR	(1,472,000)	(1,657,117)	(1,659,716)	(2,599)
Euro, Expiring 12/21/16	JPMC	EUR	(258,000)	(288,773)	(290,901)	(2,128)
British Pound, Expiring 12/21/16	CITI	GBP	(1,375,200)	(1,823,945)	(1,785,452)	38,493
British Pound, Expiring 12/21/16	JPMC	GBP	(2,062,800)	(2,735,882)	(2,678,177)	57,705
Hong Kong Dollar, Expiring 12/21/16	CITI	HKD	(15,685,400)	(2,023,881)	(2,023,885)	(4)
Hong Kong Dollar, Expiring 12/21/16	JPMC	HKD	(17,652,600)	(2,277,413)	(2,277,712)	(299)
Hungarian Forint, Expiring 12/21/16	CITI	HUF	(128,000,000)	(461,249)	(467,086)	(5,837)
Hungarian Forint, Expiring 12/21/16	JPMC	HUF	(192,000,000)	(691,873)	(700,629)	(8,756)
Israeli Shekel, Expiring 12/21/16	CITI	ILS	(9,576,000)	(2,554,188)	(2,560,766)	(6,578)
Israeli Shekel, Expiring 12/21/16	JPMC	ILS	(13,014,000)	(3,474,175)	(3,480,140)	(5,965)
Indian Rupee, Expiring 12/21/16*	CITI	INR	(6,800,000)	(100,912)	(100,771)	141
Indian Rupee, Expiring 12/21/16*	JPMC	INR	(10,200,000)	(151,368)	(151,157)	211
Japanese Yen, Expiring 12/21/16	CITI	JPY	(183,839,000)	(1,813,334)	(1,819,422)	(6,088)
Japanese Yen, Expiring 12/21/16	JPMC	JPY	(3,081,000)	(30,807)	(30,492)	315
Korean Won, Expiring 12/21/16*	CITI	KRW	(4,194,800,000)	(3,778,648)	(3,807,122)	(28,474)
Korean Won, Expiring 12/21/16*	JPMC	KRW	(6,292,200,000)	(5,667,965)	(5,710,680)	(42,715)
Norwegian Krone, Expiring 12/21/16	CITI	NOK	(55,899,200)	(6,787,635)	(6,993,664)	(206,029)
Norwegian Krone, Expiring 12/21/16	JPMC	NOK	(83,848,800)	(10,181,440)	(10,490,495)	(309,055)
Swedish Krona, Expiring 12/21/16	CITI	SEK	(15,927,600)	(1,885,922)	(1,864,218)	21,704
Swedish Krona, Expiring 12/21/16	JPMC	SEK	(23,891,400)	(2,828,876)	(2,796,329)	32,547
Singapore Dollar, Expiring 12/21/16	CITI	SGD	(6,468,400)	(4,764,050)	(4,744,768)	19,282
Singapore Dollar, Expiring 12/21/16	JPMC	SGD	(8,802,600)	(6,478,155)	(6,456,974)	21,181
Turkish Lira, Expiring 12/21/16	CITI	TRY	(200,000)	(66,056)	(65,595)	461
Turkish Lira, Expiring 12/21/16	JPMC	TRY	(300,000)	(99,084)	(98,391)	693
New Taiwan Dollar, Expiring 12/21/16*	CITI	TWD	(33,600,000)	(1,067,137)	(1,074,300)	(7,163)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
New Taiwan Dollar, Expiring 12/21/16*	JPMC	TWD	(50,400,000)	$(1,600,703)	$(1,611,449)	$(10,746)

				(112,565,562)	(113,058,403)	(492,841)

				$(5,581,815)	$(5,922,470)	$(340,655)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at September 30, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-60 months maturity ranging from 10/19/2016 - 12/21/2020	$(874,982)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Germany
TUI AG	14,253	$225,280	$(22,746)

Ireland
Paddy Power Betfair plc	128	14,650	(231)

Isle of Man
Paysafe Group plc	8,787	50,680	81

South Africa
Investec plc	8,307	50,979	(342)
Mondi plc	7,243	108,299	43,877

			43,535

Switzerland
Coca-Cola HBC AG	13,325	240,448	69,113
Wolseley plc	962	41,092	13,013

			82,126

United Kingdom
Admiral Group plc	778	20,227	422
Aggreko plc	11,210	112,289	25,914
Amec Foster Wheeler plc	21,454	103,197	55,949
Ashtead Group plc	8,608	138,139	3,328
Babcock International Group plc	9,023	110,992	9,808
BAE Systems plc	16,648	119,357	(6,262)
Barratt Developments plc	64,641	434,665	(20,831)
Bellway plc	10,741	324,601	4,782
Berkeley Group Holdings plc	10,917	457,496	(92,718)
BP plc	11,716	63,796	4,493
Britvic plc	9,875	90,380	(13,174)
BT Group plc	72,280	410,889	(47,225)
Bunzl plc	1,811	40,945	12,459
Close Brothers Group plc	10,395	168,796	15,572
Compass Group plc	9,875	159,597	31,649
Daily Mail & General Trust plc	4,266	37,418	3,690
DCC plc	3,439	242,109	70,347
Direct Line Insurance Group plc	48,476	228,043	944
Dixons Carphone plc	30,048	174,218	(30,695)
DS Smith plc	14,847	69,985	3,891
easyJet plc	9,931	209,768	(80,278)
GKN plc	35,198	139,987	6,068
Greene King plc	15,963	178,259	(18,221)
Henderson Group plc	13,949	49,578	(7,704)
Howden Joinery Group plc	13,956	88,242	(10,054)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
HSBC Holdings plc	40,456	$287,452	$16,647
Imperial Brands plc	5,537	252,709	32,284
Inchcape plc	12,321	113,430	(8,297)
Indivior plc	104,571	217,375	198,487
Informa plc	2,584	23,094	746
Intermediate Capital Group plc	52,979	441,867	(37,338)
International Consolidated Airlines Group SA	43,441	314,147	(89,712)
J Sainsbury plc	80,672	265,537	(8,591)
John Wood Group plc	9,669	72,226	22,950
Johnson Matthey plc	1,179	50,446	(157)
Jupiter Fund Management plc	10,859	54,962	4,907
Kingfisher plc	35,231	151,279	20,616
Legal & General Group plc	44,276	126,235	(756)
Lloyds Banking Group plc	100,572	70,657	398
Man Group plc	27,717	55,663	(15,286)
Meggitt plc	5,298	24,285	6,638
Micro Focus International plc	15,115	272,763	157,476
National Grid plc	38,890	483,527	65,710
Persimmon plc	23,531	546,826	6,448
Playtech plc	17,023	166,079	34,824
Provident Financial plc	3,460	133,914	1,944
Reckitt Benckiser Group plc	2,129	196,944	3,490
Regus plc	33,802	128,366	(14,063)
Rentokil Initial plc	52,812	104,915	46,876
Rightmove plc	3,138	155,012	16,687
Royal Mail plc	60,974	349,349	37,569
RPC Group plc	3,691	41,836	4,032
Sage Group plc (The)	20,456	156,864	38,586
Sky plc	24,743	341,280	(54,506)
SSE plc	5,755	105,224	11,636
Stagecoach Group plc	5,104	15,392	(1,439)
Taylor Wimpey plc	223,464	473,732	(28,015)
Travis Perkins plc	5,316	117,821	(11,790)
WH Smith plc	1,021	21,033	(665)
Whitbread plc	504	25,856	(277)
William Hill plc	68,027	331,657	(63,291)
WM Morrison Supermarkets plc	140,706	347,696	49,608
WPP plc	13,064	252,132	54,946

			421,476

Total of Long Equity Positions			524,241

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Australia
BHP Billiton plc	(37,823)	$(448,959)	$(119,845)

Chile
Antofagasta plc	(37,863)	(215,594)	(40,887)

Ireland
Experian plc	(16,503)	(237,082)	(92,615)

Jordan
Hikma Pharmaceuticals plc	(2,036)	(56,820)	3,636

Luxembourg
B&M European Value Retail SA	(13,276)	(47,775)	3,915

Netherlands
Royal Dutch Shell plc	(8,970)	(192,489)	(30,666)

Switzerland
Glencore plc	(18,322)	(44,928)	(5,241)

United Kingdom
AA plc	(35,206)	(123,991)	(10,331)
Aberdeen Asset Management plc	(25,072)	(70,372)	(35,453)
ASOS plc	(4,467)	(172,213)	(108,887)
Associated British Foods plc	(8,478)	(339,618)	53,954
AstraZeneca plc	(6,275)	(400,671)	(5,647)
Aviva plc	(54,913)	(311,184)	(2,154)
Balfour Beatty plc	(6,790)	(24,849)	279
Barclays plc	(75,830)	(157,278)	(7,124)
Booker Group plc	(64,010)	(127,198)	(20,455)
BTG plc	(23,644)	(179,935)	(14,280)
Burberry Group plc	(12,807)	(205,410)	(23,122)
Capita plc	(19,982)	(277,469)	104,371
Centrica plc	(126,668)	(338,628)	(35,899)
Cobham plc	(34,079)	(73,274)	(865)
Croda International plc	(621)	(23,776)	(4,247)
Diageo plc	(18,660)	(437,009)	(97,480)
Drax Group plc	(15,100)	(39,133)	(20,621)
G4S plc	(71,235)	(181,068)	(28,984)
GlaxoSmithKline plc	(13,010)	(228,413)	(48,681)
ICAP plc	(23,486)	(137,824)	(3,616)
Halma plc	(2,556)	(26,638)	(8,064)
Hargreaves Lansdown plc	(14,798)	(233,250)	(10,418)
Hays plc	(13,516)	(20,591)	(2,159)
IMI plc	(8,691)	(100,927)	(20,027)
Inmarsat plc	(10,225)	(106,271)	13,057
InterContinental Hotels Group plc	(4,253)	(151,269)	(24,019)
Intertek Group plc	(4,409)	(151,288)	(47,751)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
ITV plc	(29,089)	$(76,804)	$6,242
Just Eat plc	(20,675)	(143,739)	391
Marks & Spencer Group plc	(6,474)	(27,526)	(248)
Next plc	(2,314)	(160,850)	17,615
Old Mutual plc	(79,497)	(153,344)	(55,036)
Pearson plc	(19,177)	(196,014)	8,547
Pennon Group plc	(26,688)	(302,920)	(5,647)
Petrofac Ltd.	(25,560)	(241,548)	(54,298)
Prudential plc	(4,052)	(70,061)	(1,767)
Rio Tinto plc	(10,321)	(288,634)	(54,397)
Rolls-Royce Holdings plc (LSE)(c)	(41,936)	7	(61)
Rolls-Royce Holdings plc (c)	(6,077)	1	(9)
Rolls-Royce Holdings plc	(22,006)	(202,829)	(2,481)
Rotork plc	(31,429)	(75,899)	(10,040)
Royal Bank of Scotland Group plc	(129,239)	(393,307)	94,109
RSA Insurance Group plc	(36,804)	(200,136)	(59,796)
SABMiller plc	(5,484)	(288,450)	(30,990)
Serco Group plc	(377,257)	(386,116)	(252,374)
Severn Trent plc	(4,422)	(119,656)	(23,829)
Smith & Nephew plc	(7,352)	(120,287)	1,712
Smiths Group plc	(1,670)	(22,656)	(9,044)
Spectris plc	(2,112)	(47,269)	(6,510)
Spirax-Sarco Engineering plc	(481)	(17,963)	(10,074)
St. James’s Place plc	(5,705)	(65,741)	(4,288)
Standard Chartered plc	(48,783)	(310,302)	(86,682)
Standard Life plc	(55,243)	(259,772)	13,672
Tate & Lyle plc	(7,382)	(56,597)	(15,058)
Tesco plc	(295,200)	(622,022)	(77,145)
Thomas Cook Group plc	(39,721)	(57,578)	21,987
UBM plc	(2,941)	(21,648)	(5,538)
Vodafone Group plc	(25,389)	(72,591)	(223)
Weir Group plc (The)	(4,185)	(46,933)	(45,242)
Worldpay Group plc	(14,946)	(58,553)	1,246

			(1,053,879)

United States
Shire plc	(12,813)	(818,500)	(10,030)

Total of Short Equity Positions			(1,345,612)

Total of Long and Short Equity Positions			(821,371)

Net Cash and Other Receivables/ (Payables) (b)			(53,611)

Swaps, at Value			$(874,982)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 9/30/2016 in accordance with procedures approved by the Board of Trustees.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at September 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	52-60 months maturity 12/22/2020	$(2,295,061)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Bermuda
Arch Capital Group Ltd.	2,493	$166,408	$31,187
Aspen Insurance Holdings Ltd.	7,500	342,136	7,289
RenaissanceRe Holdings Ltd.	702	78,820	5,532

			44,008

Canada
Waste Connections, Inc.	1,715	93,896	34,214

Singapore
Broadcom Ltd.	1,054	126,554	55,282

Sweden
Autoliv, Inc.	1,576	167,488	829

Switzerland
TE Connectivity Ltd.	1,300	71,994	11,700

United States
3M Co.	1,727	289,728	14,622
Aaron’s, Inc.	8,034	180,726	23,498
Abbott Laboratories	8,183	331,416	14,643
AbbVie, Inc.	1,806	99,312	14,592
Abercrombie & Fitch Co.	4,318	118,613	(50,000)
Accenture plc	3,298	344,518	58,399
ACI Worldwide, Inc.	3,105	55,259	4,916
Activision Blizzard, Inc.	11,936	435,462	93,303
Acuity Brands, Inc.	200	41,302	11,618
Adobe Systems, Inc.	840	72,312	18,862
Aetna, Inc.	9,314	1,019,618	55,683
Aflac, Inc.	13,368	833,109	127,649
AGCO Corp.	10,479	467,468	49,356
Air Lease Corp.	5,697	142,040	20,780
Air Products & Chemicals, Inc.	770	108,061	7,700
Akamai Technologies, Inc.	4,165	213,864	6,839
Alaska Air Group, Inc.	7,102	484,431	(16,693)
Albemarle Corp.	733	58,951	3,713
Alleghany Corp.	54	25,013	3,338
Allied World Assurance Co. Holdings AG	3,347	116,409	18,877
Allstate Corp. (The)	13,347	895,222	28,123
Alphabet, Inc.	241	173,323	20,456
AMC Networks, Inc.	3,097	226,855	(66,245)
Amdocs Ltd.	10,522	556,945	51,752
AMERCO	1,129	398,214	(32,158)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ameren Corp.	25,609	$1,165,501	$93,950
American Eagle Outfitters, Inc.	33,029	498,732	91,166
American Electric Power Co., Inc.	19,492	1,169,077	82,504
American Financial Group, Inc.	5,181	358,560	30,015
American International Group, Inc.	2,115	118,778	6,726
Ameriprise Financial, Inc.	4,153	392,216	22,129
AmerisourceBergen Corp.	3,005	278,083	(35,339)
Amgen, Inc.	1,945	294,664	29,782
AmTrust Financial Services, Inc.	16,014	444,759	(15,103)
Analog Devices, Inc.	739	36,499	11,129
Antero Resources Corp.	36,665	962,450	25,671
Anthem, Inc.	10,509	1,394,837	(77,954)
AO Smith Corp.	7,996	564,528	225,397
Apple, Inc.	1,310	126,625	21,471
Applied Materials, Inc.	14,580	416,574	23,013
AptarGroup, Inc.	296	21,146	1,768
Archer-Daniels-Midland Co.	7,802	245,760	83,250
Arrow Electronics, Inc.	8,463	500,120	41,258
Ashland Global Holdings, Inc.	480	46,195	9,461
Associated Banc-Corp.	3,926	74,827	2,084
Assurant, Inc.	4,666	372,085	58,353
Assured Guaranty Ltd.	19,056	469,660	59,144
AT&T, Inc.	14,070	556,552	14,831
Atmos Energy Corp.	5,267	387,213	5,021
AutoNation, Inc.	2,659	118,914	10,606
AutoZone, Inc.	295	211,134	15,526
Avery Dennison Corp.	7,293	500,161	67,161
Avnet, Inc.	12,626	492,878	25,546
Axis Capital Holdings Ltd.	6,752	359,650	7,187
Bank of Hawaii Corp.	944	62,231	6,322
Bank of New York Mellon Corp. (The)	11,563	428,592	32,541
Baxter International, Inc.	14,382	648,535	36,048
BB&T Corp.	14,988	562,654	2,693
Becton Dickinson and Co.	924	142,894	23,177

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bed Bath & Beyond, Inc.	3,171	$142,080	$(5,378)
Bemis Co., Inc.	11,435	537,519	45,781
Best Buy Co., Inc.	18,409	564,804	138,052
Big Lots, Inc.	6,804	286,923	37,968
Biogen, Inc.	704	219,083	1,290
Bio-Rad Laboratories, Inc.	2,112	265,790	80,176
BlackRock, Inc.	769	286,227	(7,496)
Boeing Co. (The)	3,047	384,105	17,307
BOK Financial Corp.	4,504	212,249	98,391
Booz Allen Hamilton Holding Corp.	7,367	221,692	11,179
Boston Beer Co., Inc. (The)	487	86,021	(10,409)
Boston Scientific Corp.	5,514	96,881	34,352
Brinker International, Inc.	7,215	347,979	15,873
Broadridge Financial Solutions, Inc.	4,305	218,737	73,099
Brocade Communications Systems, Inc.	67,410	580,459	41,735
Bruker Corp.	10,275	241,434	(8,705)
Brunswick Corp.	6,867	291,672	43,301
BWX Technologies, Inc.	1,855	73,455	(2,279)
CA, Inc.	17,519	542,841	36,687
Cabot Corp.	7,153	328,588	46,301
Cadence Design Systems, Inc.	13,487	270,961	73,362
Campbell Soup Co.	3,364	204,218	(20,208)
Capital One Financial Corp.	10,123	664,519	62,616
Cardinal Health, Inc.	3,793	310,644	(15,928)
Carlisle Cos., Inc.	3,124	245,234	75,195
Carnival Corp.	11,342	555,563	(1,847)
Carter’s, Inc.	3,351	314,459	(23,894)
Casey’s General Stores, Inc.	4,317	488,529	30,159
Catalent, Inc.	2,377	56,858	4,564
CDK Global, Inc.	720	30,226	11,074
CDW Corp.	4,292	160,314	35,959
Celanese Corp.	5,431	329,336	32,152
Centene Corp.	1,981	128,738	3,909
CenturyLink, Inc.	27,603	791,049	(33,899)
CH Robinson Worldwide, Inc.	4,784	331,296	5,784
Charles River Laboratories International, Inc.	5,250	397,950	39,585
Cheesecake Factory, Inc. (The)	6,674	320,116	13,985
Chubb Ltd.	3,729	470,332	(1,783)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Church & Dwight Co., Inc.	7,726	$308,419	$61,811
Cinemark Holdings, Inc.	7,196	217,110	58,353
Cintas Corp.	4,572	381,112	133,695
Cisco Systems, Inc.	25,166	637,299	160,966
Citizens Financial Group, Inc.	9,821	243,430	(753)
Citrix Systems, Inc.	3,883	274,003	56,906
Clorox Co. (The)	3,672	463,167	(3,506)
CME Group, Inc.	479	41,418	8,647
CMS Energy Corp.	13,510	555,740	11,815
Cognizant Technology Solutions Corp.	1,863	111,668	(22,785)
Comcast Corp.	7,269	425,674	56,551
Commerce Bancshares, Inc.	8,608	375,918	48,112
Commercial Metals Co.	35,194	461,680	108,111
Computer Sciences Corp.	9,560	286,525	212,602
ConAgra Foods, Inc.	1,904	74,008	15,689
ConocoPhillips	6,385	241,479	36,077
Consolidated Edison, Inc.	19,802	1,400,886	90,204
Constellation Brands, Inc.	3,163	476,609	49,999
Convergys Corp.	23,278	556,907	151,210
Cooper Cos., Inc. (The)	165	24,500	5,078
CoreLogic, Inc.	3,794	122,129	26,672
Corning, Inc.	20,111	458,713	16,912
Costco Wholesale Corp.	508	76,439	1,036
CR Bard, Inc.	1,680	300,199	76,591
Cracker Barrel Old Country Store, Inc.	2,200	278,041	12,843
Crane Co.	2,000	117,792	8,228
Crown Holdings, Inc.	5,285	236,927	64,794
CST Brands, Inc.	2,624	97,752	28,436
CSX Corp.	14,117	393,035	37,534
Cummins, Inc.	5,799	577,318	165,824
Curtiss-Wright Corp.	2,402	210,151	8,695
CVS Health Corp.	1,465	139,263	(8,893)
Danaher Corp.	5,538	370,192	63,932
Darden Restaurants, Inc.	7,235	440,105	3,545
Dean Foods Co.	28,468	514,809	(47,934)
Deckers Outdoor Corp.	1,412	59,685	24,399
Delta Air Lines, Inc.	19,059	842,096	(91,933)
Deluxe Corp.	7,433	415,627	81,046
DENTSPLY SIRONA, Inc.	5,344	305,623	11,971
Diamond Offshore Drilling, Inc.	25,773	559,846	(105,983)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dick’s Sporting Goods, Inc.	4,765	$163,725	$106,545
Dillard’s, Inc.	2,504	155,626	2,151
Discover Financial Services	11,036	623,079	1,006
Dollar General Corp.	856	60,433	(522)
Dover Corp.	2,581	186,299	3,765
Dow Chemical Co. (The)	20,909	983,888	99,826
DR Horton, Inc.	22,482	630,728	48,228
Dr. Pepper Snapple Group, Inc.	6,054	549,588	3,203
Dril-Quip, Inc.	6,586	364,629	2,475
DST Systems, Inc.	2,761	295,785	29,792
DTE Energy Co.	8,868	761,866	68,800
Duke Energy Corp.	2,986	237,254	1,746
Dun & Bradstreet Corp. (The)	398	38,196	16,179
Eastman Chemical Co.	4,789	320,832	3,288
Eaton Corp. plc	6,864	454,047	(3,014)
eBay, Inc.	12,929	333,180	92,184
Edison International	9,054	544,326	109,825
Electronic Arts, Inc.	3,670	247,248	66,170
Eli Lilly & Co.	3,459	287,893	(10,273)
Emerson Electric Co.	4,742	250,210	8,277
Endurance Specialty Holdings Ltd.	2,314	142,829	8,622
Entergy Corp.	5,938	478,138	(22,515)
EP Energy Corp.	25,757	88,419	24,397
EQT Corp.	1,900	112,954	25,024
Equifax, Inc.	4,980	517,223	152,986
Euronet Worldwide, Inc.	1,409	109,383	5,916
Everest Re Group Ltd.	2,188	409,999	5,655
Exelon Corp.	22,539	704,235	46,088
Expeditors International of Washington, Inc.	6,320	280,432	45,174
Express Scripts Holding Co.	1,339	98,391	(3,952)
Exxon Mobil Corp.	1,224	108,354	(1,523)
FactSet Research Systems, Inc.	1,335	194,510	21,894
Fair Isaac Corp.	1,595	160,708	38,013
Federated Investors, Inc.	3,535	115,036	(10,294)
FedEx Corp.	2,435	399,660	25,686
Fidelity National Information Services, Inc.	2,174	149,143	18,321
Fifth Third Bancorp	42,834	816,391	59,992
First American Financial Corp.	7,414	251,093	40,129

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Solar, Inc.	10,835	$608,673	$(180,799)
FirstEnergy Corp.	2,936	99,790	(2,667)
Fiserv, Inc.	3,514	336,525	13,013
Flex Ltd.	39,015	427,843	103,542
Flowers Foods, Inc.	10,720	216,579	(54,493)
Fluor Corp.	654	33,573	(9)
FNF Group	9,385	298,631	47,770
Foot Locker, Inc.	6,452	405,766	31,163
Ford Motor Co.	40,899	499,414	(5,763)
Fortune Brands Home & Security, Inc.	9,387	563,555	(18,170)
Franklin Resources, Inc.	3,106	113,665	(3,185)
FTI Consulting, Inc.	2,965	110,040	22,080
Fulton Financial Corp.	11,306	147,230	16,933
GameStop Corp.	14,784	381,967	25,924
Gannett Co., Inc.	9,565	139,895	(28,558)
Garmin Ltd.	1,610	78,358	(900)
GATX Corp.	4,593	195,312	9,306
General Dynamics Corp.	3,261	415,386	90,591
General Mills, Inc.	2,356	130,566	19,935
General Motors Co.	27,993	855,059	34,279
Genpact Ltd.	15,653	371,642	3,248
Gilead Sciences, Inc.	4,991	442,061	(47,173)
Global Payments, Inc.	4,286	245,654	83,340
Goodyear Tire & Rubber Co. (The)	15,931	441,319	73,253
Graham Holdings Co.	437	189,890	20,469
Graphic Packaging Holding Co.	7,839	93,990	15,678
Great Plains Energy, Inc.	22,524	664,664	(49,984)
Guess?, Inc.	8,420	151,743	(28,727)
Hancock Holding Co.	1,603	52,364	(379)
Hanover Insurance Group, Inc. (The)	6,920	554,619	(32,713)
Harris Corp.	1,924	164,375	11,882
Hartford Financial Services Group, Inc. (The)	6,872	268,764	25,495
Hasbro, Inc.	3,416	244,189	26,803
Hawaiian Electric Industries, Inc.	3,706	113,146	(2,522)
HCA Holdings, Inc.	2,938	186,475	35,726
HD Supply Holdings, Inc.	6,968	234,083	(11,246)
Helmerich & Payne, Inc.	3,277	144,004	76,539
Herman Miller, Inc.	16,505	429,714	42,329
Hess Corp.	2,611	96,041	43,961
Hewlett Packard Enterprise Co.	16,018	346,876	17,533

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hill-Rom Holdings, Inc.	2,286	$109,591	$32,095
HollyFrontier Corp.	9,225	310,791	(84,778)
Home Depot, Inc. (The)	839	101,224	6,739
Honeywell International, Inc.	5,349	602,813	20,827
Hormel Foods Corp.	13,725	527,797	(7,208)
HP, Inc.	39,500	499,383	114,052
Hubbell, Inc.	221	23,615	195
Huntington Ingalls Industries, Inc.	7,188	974,384	128,399
Huntsman Corp.	15,841	262,069	(4,336)
IAC/InterActiveCorp.	1,124	58,639	11,577
IDACORP, Inc.	4,445	303,581	44,373
Illinois Tool Works, Inc.	4,207	478,788	25,379
Ingersoll-Rand plc	11,736	794,055	3,289
Ingredion, Inc.	7,479	720,962	274,194
Integrated Device Technology, Inc.	7,679	161,605	15,780
Intel Corp.	18,164	616,542	69,149
Intercontinental Exchange, Inc.	1,648	405,250	38,655
InterDigital, Inc.	3,337	174,527	89,763
International Business Machines Corp.	2,587	375,712	35,232
International Flavors & Fragrances, Inc.	721	81,819	21,262
International Game Technology plc	17,412	296,069	128,435
International Paper Co.	9,685	455,816	8,870
Interpublic Group of Cos., Inc. (The)	12,960	287,984	1,672
Intrexon Corp.	4,387	108,590	14,334
ITT, Inc.	12,114	374,345	59,821
j2 Global, Inc.	3,355	233,126	(9,649)
Jabil Circuit, Inc.	23,080	438,680	64,926
Jack Henry & Associates, Inc.	3,465	264,694	31,736
Jacobs Engineering Group, Inc.	5,914	311,442	(5,570)
Janus Capital Group, Inc.	2,390	34,951	(1,467)
JetBlue Airways Corp.	27,128	567,174	(99,488)
JM Smucker Co. (The)	5,816	828,437	(40,136)
John Wiley & Sons, Inc.	4,572	202,718	33,243
Johnson & Johnson	5,844	658,730	31,622
JPMorgan Chase & Co.	17,034	1,078,580	55,714

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Juniper Networks, Inc.	14,854	$368,143	$(10,756)
Juno Therapeutics, Inc.	1,979	88,047	(28,657)
KB Home	31,092	447,268	53,935
Kimberly-Clark Corp.	3,700	474,474	(7,756)
Kohl’s Corp.	1,066	49,441	(2,804)
Kroger Co. (The)	20,023	727,035	(132,752)
L-3 Communications Holdings, Inc.	3,877	577,192	7,189
Lam Research Corp.	4,742	343,380	105,734
Lancaster Colony Corp.	1,648	189,505	28,180
Lear Corp.	11,538	1,243,819	154,817
Leggett & Platt, Inc.	3,735	168,867	1,374
Leidos Holdings, Inc.	11,220	473,094	12,508
Lennar Corp.	1,499	62,697	771
Lennox International, Inc.	1,129	136,012	41,275
Level 3 Communications, Inc.	6,271	319,026	(28,177)
LifePoint Health, Inc.	2,483	167,630	(20,562)
Lincoln National Corp.	2,209	103,958	(179)
Lockheed Martin Corp.	949	204,310	23,184
Lowe’s Cos., Inc.	2,322	164,264	3,408
LyondellBasell Industries NV	7,645	565,922	50,724
Mallinckrodt plc	4,088	314,480	(29,220)
Manhattan Associates, Inc.	2,719	149,901	6,768
ManpowerGroup, Inc.	5,428	402,389	(10,162)
Marathon Petroleum Corp.	7,144	293,796	(3,821)
MarketAxess Holdings, Inc.	1,052	132,650	41,551
Marriott International, Inc.	1,755	119,707	(1,543)
Masco Corp.	9,906	278,361	61,514
Mattel, Inc.	3,894	125,167	(7,257)
McCormick & Co., Inc.	351	28,529	6,543
McKesson Corp.	630	107,857	(2,805)
Mentor Graphics Corp.	14,963	248,045	147,576
Merck & Co., Inc.	3,751	201,212	32,888
Meredith Corp.	2,663	140,809	(2,360)
MetLife, Inc.	6,869	295,056	10,133
Michael Kors Holdings Ltd.	7,295	367,946	(26,613)
Microsoft Corp.	6,037	317,188	30,543
Minerals Technologies, Inc.	3,445	144,215	99,312

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mohawk Industries, Inc.	556	$90,817	$20,572
Molina Healthcare, Inc.	8,347	454,042	32,755
Molson Coors Brewing Co.	3,181	319,574	29,700
Morgan Stanley	11,594	319,662	52,042
MSC Industrial Direct Co., Inc.	3,731	272,393	1,500
MSCI, Inc.	4,833	348,729	56,953
MSG Networks, Inc.	7,876	138,781	7,791
Murphy Oil Corp.	5,362	163,900	(895)
Murphy USA, Inc.	6,546	409,267	57,855
Mylan NV	14,479	633,176	(81,237)
Nasdaq, Inc.	11,588	707,035	75,618
NCR Corp.	2,486	82,556	(2,532)
NeuStar, Inc.	14,179	323,471	53,549
New York Times Co. (The)	1,722	22,465	(1,887)
Newfield Exploration Co.	5,224	134,658	92,377
NewMarket Corp.	62	22,418	4,200
News Corp.	9,452	131,198	941
NextEra Energy, Inc.	2,774	299,065	40,251
Nielsen Holdings plc	1,635	84,769	2,818
NiSource, Inc.	28,215	566,447	113,817
Norfolk Southern Corp.	5,485	495,857	36,517
Northern Trust Corp.	1,672	106,891	6,788
Northrop Grumman Corp.	3,563	665,390	96,914
Nu Skin Enterprises, Inc.	6,968	267,231	184,156
Nuance Communications, Inc.	15,491	280,397	(55,777)
Nucor Corp.	1,621	79,937	222
NVIDIA Corp.	6,608	184,214	268,566
NVR, Inc.	324	516,289	15,029
Oceaneering International, Inc.	12,143	363,520	(29,466)
Old Republic International Corp.	28,159	515,615	(19,454)
Omnicom Group, Inc.	4,840	369,874	41,526
ON Semiconductor Corp.	6,840	55,199	29,070
ONE Gas, Inc.	7,839	454,089	30,675
ONEOK, Inc.	4,144	191,564	21,397
Oracle Corp.	2,300	79,465	10,879
Orbital ATK, Inc.	4,082	330,150	(18,979)
O’Reilly Automotive, Inc.	744	175,353	33,048
Oshkosh Corp.	7,786	349,305	86,711
Owens & Minor, Inc.	2,482	95,055	(8,855)
Owens Corning	20,894	982,889	132,642
PACCAR, Inc.	4,708	212,001	64,735

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Packaging Corp. of America	5,133	$342,353	$74,754
PAREXEL International Corp.	1,106	71,425	5,386
Parker-Hannifin Corp.	2,782	317,394	31,830
Patterson-UTI Energy, Inc.	11,634	140,418	119,835
Penske Automotive Group, Inc.	2,368	76,740	37,351
People’s United Financial, Inc.	14,514	209,872	19,739
PepsiCo, Inc.	2,037	195,083	26,481
Pfizer, Inc.	12,026	369,078	38,243
PG&E Corp.	11,977	634,541	98,092
Phillips 66	2,837	223,187	5,334
Pilgrim’s Pride Corp.	23,370	538,693	(45,119)
Pinnacle Foods, Inc.	6,377	262,860	57,074
Pinnacle West Capital Corp.	17,110	1,215,848	84,341
Plantronics, Inc.	1,720	73,338	16,033
PNC Financial Services Group, Inc. (The)	9,240	797,406	35,026
PNM Resources, Inc.	9,812	296,749	24,299
PolyOne Corp.	1,179	40,749	(887)
Popular, Inc.	12,001	352,836	105,842
Post Holdings, Inc.	4,130	283,477	35,235
PPG Industries, Inc.	400	36,640	4,704
Primerica, Inc.	1,406	80,799	(6,239)
Procter & Gamble Co. (The)	9,013	754,863	54,054
Progressive Corp. (The)	11,746	376,992	(6,993)
Prudential Financial, Inc.	10,128	758,880	68,071
Public Service Enterprise Group, Inc.	25,816	1,028,251	52,665
PVH Corp.	950	63,090	41,885
QEP Resources, Inc.	19,046	280,423	91,545
Quest Diagnostics, Inc.	2,388	175,472	26,624
Quintiles IMS Holdings, Inc.	8,077	514,216	140,506
Raymond James Financial, Inc.	3,809	217,165	4,557
Raytheon Co.	7,435	967,904	44,222
Regal Entertainment Group	1,885	33,647	7,351
Regions Financial Corp.	23,125	217,442	10,802
Reinsurance Group of America, Inc.	5,608	495,705	109,622
Reliance Steel & Aluminum Co.	10,177	584,691	148,359

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Republic Services, Inc.	18,204	$823,086	$95,305
Rockwell Automation, Inc.	1,080	98,561	33,566
Ross Stores, Inc.	1,600	84,128	18,752
Rowan Cos. plc	51,912	746,493	40,493
Royal Caribbean Cruises Ltd.	5,622	440,186	(18,818)
RPM International, Inc.	3,041	167,531	(4,169)
Ryder System, Inc.	8,390	442,339	110,982
S&P Global, Inc.	2,103	238,557	27,598
SCANA Corp.	11,861	758,997	99,384
Science Applications International Corp.	2,730	161,599	27,782
Scotts Miracle-Gro Co. (The)	1,610	109,680	24,385
Scripps Networks Interactive, Inc.	6,819	441,340	(8,401)
Sensient Technologies Corp.	2,581	143,529	52,110
Service Corp. International	4,035	95,993	11,096
Skechers U.S.A., Inc.	12,289	336,682	(55,264)
Skyworks Solutions, Inc.	2,062	124,504	32,497
Snap-on, Inc.	1,448	225,149	(5,111)
Sonoco Products Co.	7,246	314,571	68,235
Southern Co. (The)	11,069	531,327	36,513
Southwest Airlines Co.	10,827	416,877	4,185
Spectrum Brands Holdings, Inc.	2,913	320,842	80,249
Spirit AeroSystems Holdings, Inc.	18,703	824,685	8,347
Stanley Black & Decker, Inc.	5,921	653,167	74,998
State Street Corp.	6,332	411,990	28,908
Steel Dynamics, Inc.	18,719	480,174	(12,386)
STERIS plc	2,654	178,030	15,977
Stryker Corp.	1,917	175,521	47,637
SunTrust Banks, Inc.	23,920	972,118	75,578
SUPERVALU, Inc.	18,899	77,864	16,442
Synaptics, Inc.	3,511	218,881	(13,207)
Synchrony Financial	7,186	204,868	(3,660)
SYNNEX Corp.	5,078	473,075	106,375
Synopsys, Inc.	5,538	225,341	103,339
Sysco Corp.	1,156	51,595	5,061
Target Corp.	3,619	250,580	(2,027)
Tech Data Corp.	12,889	849,632	242,195
Teekay Corp.	8,115	52,059	10,508
TEGNA, Inc.	14,397	330,584	(15,866)
Teledyne Technologies, Inc.	1,428	110,425	43,699
Teleflex, Inc.	2,836	380,390	96,200

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Teradyne, Inc.	14,306	$285,761	$22,963
Tesoro Corp.	7,780	658,090	(39,113)
Texas Instruments, Inc.	4,347	295,924	9,149
Texas Roadhouse, Inc.	5,775	257,662	(32,264)
Textron, Inc.	12,437	455,259	39,111
Thermo Fisher Scientific, Inc.	627	93,136	6,595
Thomson Reuters Corp.	3,084	109,204	18,411
Thor Industries, Inc.	4,667	285,047	110,248
Time Warner, Inc.	980	67,792	10,226
Timken Co. (The)	2,708	91,824	3,335
TJX Cos., Inc. (The)	473	32,500	2,871
TopBuild Corp.	4,972	152,330	12,752
Torchmark Corp.	5,189	274,342	57,183
Toro Co. (The)	7,160	304,837	30,537
Total System Services, Inc.	10,510	465,473	30,074
Transocean Ltd.	33,241	407,910	(53,561)
Travelers Cos., Inc. (The)	10,427	1,165,143	29,270
Trinity Industries, Inc.	25,400	518,994	95,178
Trustmark Corp.	7,196	160,929	37,392
Tupperware Brands Corp.	2,603	136,297	33,861
Tyler Technologies, Inc.	604	94,866	8,557
Tyson Foods, Inc.	21,002	1,167,002	401,217
U.S. Bancorp	14,527	611,127	11,936
UGI Corp.	11,963	452,590	88,616
Ulta Salon Cosmetics & Fragrance, Inc.	160	28,220	9,857
United Continental Holdings, Inc.	16,250	755,059	97,578
United Parcel Service, Inc.	7,321	760,047	40,578
United States Steel Corp.	2,707	50,345	709
United Therapeutics Corp.	5,247	667,843	(48,277)
UnitedHealth Group, Inc.	4,610	518,994	126,406
Universal Health Services, Inc.	1,724	188,036	24,396
Unum Group	18,511	619,473	34,150
Valero Energy Corp.	10,671	699,454	(133,891)
Validus Holdings Ltd.	8,032	349,799	50,355
Valmont Industries, Inc.	572	56,599	20,375
Vantiv, Inc.	2,241	97,973	28,129
Varian Medical Systems, Inc.	394	29,920	9,294
Vectren Corp.	1,353	60,122	7,799

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VeriSign, Inc.	2,724	$203,210	$9,915
Verizon Communications, Inc.	4,546	217,125	19,176
Vishay Intertechnology, Inc.	15,477	185,839	32,232
Vista Outdoor, Inc.	1,186	56,567	(9,293)
VMware, Inc.	3,006	184,981	35,509
VWR Corp.	11,313	307,231	13,606
Wabtec Corp.	547	34,472	10,191
Waddell & Reed Financial, Inc.	1,389	26,831	(1,607)
Wal-Mart Stores, Inc.	13,700	947,493	40,551
Walt Disney Co. (The)	1,979	187,803	(4,033)
Waste Management, Inc.	14,337	775,085	139,042
Waters Corp.	1,469	184,874	47,948
Watsco, Inc.	208	30,586	(1,278)
WebMD Health Corp.	2,158	131,312	(24,060)
WellCare Health Plans, Inc.	8,470	820,114	171,638
Wells Fargo & Co.	10,510	513,898	(48,515)
Werner Enterprises, Inc.	15,920	349,121	21,337
West Pharmaceutical Services, Inc.	2,709	164,810	37,010
Western Refining, Inc.	5,531	180,398	(34,048)
Western Union Co. (The)	5,340	101,167	10,012
Westlake Chemical Corp.	6,989	324,011	49,900
WestRock Co.	1,324	58,279	5,909
WGL Holdings, Inc.	5,748	360,227	172
Whirlpool Corp.	4,589	701,814	42,339
White Mountains Insurance Group Ltd.	80	58,758	7,642
Willis Towers Watson plc	203	23,203	3,750
Woodward, Inc.	5,080	268,468	48,930
World Fuel Services Corp.	7,186	290,101	42,323
Worthington Industries, Inc.	1,960	84,550	9,589
WPX Energy, Inc.	9,112	88,184	32,004
WR Berkley Corp.	2,203	122,602	4,643
Wyndham Worldwide Corp.	5,435	372,174	(6,235)
Xcel Energy, Inc.	30,107	1,149,750	88,852
Xerox Corp.	34,908	347,201	6,417
Xilinx, Inc.	1,242	53,145	14,345
Xylem, Inc.	3,300	156,409	16,676
Zimmer Biomet Holdings, Inc.	265	34,341	114

			13,957,984

Total of Long Equity Positions			14,104,017

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Bermuda
Marvell Technology Group Ltd.	(16,345)	$(175,184)	$(41,714)

Ireland
XL Group Ltd.	(6,096)	(214,795)	9,787

Norway
Golar LNG Ltd.	(22,077)	(338,945)	(129,088)

United Kingdom
Delphi Automotive plc	(4,159)	(284,599)	(12,020)
Liberty Global plc	(17,262)	(537,971)	(52,045)
Noble Corp. plc	(28,725)	(180,844)	(1,273)
Pentair plc	(5,994)	(266,623)	(118,431)

			(183,769)

United States
3D Systems Corp.	(7,129)	(95,082)	(32,883)
ABIOMED, Inc.	(2,969)	(354,800)	(26,954)
Acadia Healthcare Co., Inc.	(13,751)	(767,688)	86,326
Acxiom Corp.	(4,788)	(87,149)	(40,451)
Advance Auto Parts, Inc.	(2,134)	(344,035)	25,813
Advanced Micro Devices, Inc.	(43,566)	(100,091)	(200,950)
AECOM	(4,378)	(112,646)	(17,512)
AES Corp.	(295)	(2,680)	(1,110)
Agilent Technologies, Inc.	(5,311)	(197,569)	(52,526)
Agios Pharmaceuticals, Inc.	(6,460)	(273,158)	(68,060)
Akorn, Inc.	(8,048)	(199,080)	(20,308)
Alcoa, Inc.	(35,555)	(252,462)	(108,066)
Alexion Pharmaceuticals, Inc.	(2,550)	(370,191)	57,714
Align Technology, Inc.	(2,953)	(176,501)	(100,343)
Alkermes plc	(10,573)	(462,157)	(35,091)
Allegheny Technologies, Inc.	(22,334)	(258,222)	(145,353)
Allegion plc	(5,184)	(303,745)	(53,485)
Allergan plc	(3,005)	(731,600)	39,519
Alliance Data Systems Corp.	(959)	(241,639)	35,905
Alliant Energy Corp.	(700)	(22,078)	(4,739)
Allison Transmission Holdings, Inc.	(8,501)	(212,215)	(31,593)
Allscripts Healthcare Solutions, Inc.	(11,388)	(160,343)	10,363
Ally Financial, Inc.	(1,389)	(23,288)	(3,755)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alnylam Pharmaceuticals, Inc.	(9,745)	$(656,639)	$(3,878)
Amazon.com, Inc.	(750)	(572,998)	(54,984)
American Express Co.	(4,421)	(261,908)	(21,213)
AMETEK, Inc.	(8,909)	(425,503)	(169)
Amphenol Corp.	(6,153)	(307,126)	(92,326)
Anadarko Petroleum Corp.	(8,140)	(295,733)	(220,017)
Aon plc	(4,705)	(404,374)	(124,892)
Apache Corp.	(2,470)	(85,166)	(72,593)
Arista Networks, Inc.	(3,459)	(222,963)	(71,328)
Armstrong World Industries, Inc.	(2,046)	(89,937)	5,396
ARRIS International plc	(8,191)	(196,029)	(36,022)
Arthur J Gallagher & Co.	(8,977)	(333,729)	(122,931)
Artisan Partners Asset Management, Inc.	(9,791)	(288,741)	22,426
Ascena Retail Group, Inc.	(40,253)	(328,681)	103,667
athenahealth, Inc.	(2,380)	(303,279)	3,113
Autodesk, Inc.	(9,298)	(475,285)	(197,239)
Automatic Data Processing, Inc.	(2,280)	(180,371)	(20,725)
Avangrid, Inc.	(2,745)	(118,874)	4,188
Avis Budget Group, Inc.	(10,421)	(385,578)	29,076
Avon Products, Inc.	(90,817)	(321,861)	(192,163)
Axalta Coating Systems Ltd.	(21,224)	(602,157)	2,154
B/E Aerospace, Inc.	(18,886)	(720,375)	(255,276)
Baker Hughes, Inc.	(5,345)	(241,987)	(27,775)
Ball Corp.	(7,368)	(536,040)	(67,768)
BancorpSouth, Inc.	(5,413)	(124,036)	(1,546)
Bank of America Corp.	(13,559)	(193,080)	(19,118)
Bank of the Ozarks, Inc.	(13,190)	(495,913)	(10,583)
BankUnited, Inc.	(1,788)	(58,539)	4,542
Belden, Inc.	(2,311)	(92,070)	(67,366)
BioMarin Pharmaceutical, Inc.	(9,852)	(897,761)	(13,746)
Bio-Techne Corp.	(4,188)	(362,168)	(96,418)
Black Hills Corp.	(2,831)	(135,906)	(37,407)
Black Knight Financial Services, Inc.	(12,175)	(356,241)	(141,717)
Bluebird Bio, Inc.	(1,149)	(51,858)	(26,021)
BorgWarner, Inc.	(12,576)	(381,556)	(60,868)
Bristol-Myers Squibb Co.	(5,036)	(305,566)	34,025

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brookdale Senior Living, Inc.	(28,635)	$(440,298)	$(59,383)
Brown & Brown, Inc.	(5,716)	(169,077)	(46,473)
Brown-Forman Corp.	(4,842)	(225,902)	(3,802)
Buffalo Wild Wings, Inc.	(512)	(74,445)	2,386
Bunge Ltd.	(929)	(61,760)	6,735
Cabela’s, Inc.	(7,045)	(294,622)	(92,360)
Cable One, Inc.	(67)	(28,196)	(10,932)
Cabot Oil & Gas Corp.	(10,980)	(180,401)	(102,883)
CalAtlantic Group, Inc.	(13,655)	(425,950)	(30,673)
Calpine Corp.	(5,360)	(82,866)	15,116
CarMax, Inc.	(5,512)	(241,570)	(52,496)
Carpenter Technology Corp.	(7,520)	(189,203)	(121,072)
Caterpillar, Inc.	(4,927)	(290,841)	(146,529)
CBOE Holdings, Inc.	(2,413)	(154,693)	(1,790)
CBS Corp.	(3,457)	(156,913)	(32,323)
CEB, Inc.	(5,279)	(304,059)	16,512
Celgene Corp.	(219)	(22,779)	(113)
CenterPoint Energy, Inc.	(15,044)	(261,733)	(87,739)
Cerner Corp.	(6,723)	(400,790)	(14,355)
CF Industries Holdings, Inc.	(27,877)	(729,493)	50,688
Charles Schwab Corp. (The)	(13,157)	(350,340)	(65,026)
Chemours Co. (The)	(20,432)	(102,118)	(224,794)
Cheniere Energy, Inc.	(17,560)	(662,309)	(103,307)
Chesapeake Energy Corp.	(62,197)	(312,101)	(77,875)
Chevron Corp.	(2,117)	(176,107)	(41,775)
Chicago Bridge & Iron Co. NV	(20,561)	(729,140)	152,815
Chico’s FAS, Inc.	(15,412)	(165,314)	(18,088)
Chipotle Mexican Grill, Inc.	(2,954)	(1,301,146)	50,127
Choice Hotels International, Inc.	(1,264)	(63,352)	6,371
Ciena Corp.	(10,002)	(177,394)	(40,650)
Cimarex Energy Co.	(1,183)	(148,948)	(10,011)
CLARCOR, Inc.	(1,489)	(67,910)	(28,875)
Clean Harbors, Inc.	(1,889)	(86,116)	(4,518)
CNO Financial Group, Inc.	(4,694)	(76,137)	4,459
Cobalt International Energy, Inc.	(61,595)	(139,523)	63,145
Coca-Cola Co. (The)	(1,844)	(77,300)	(738)
Cognex Corp.	(14,933)	(456,590)	(332,768)
Colfax Corp.	(15,082)	(330,055)	(143,972)
Colgate-Palmolive Co.	(12,087)	(805,770)	(90,361)
Comerica, Inc.	(5,665)	(193,602)	(74,465)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CommScope Holding Co., Inc.	(7,661)	$(168,559)	$(62,114)
CommVault Systems, Inc.	(5,510)	(170,865)	(121,881)
Compass Minerals International, Inc.	(7,709)	(558,597)	(9,556)
comScore, Inc.	(5,863)	(169,156)	(10,603)
Concho Resources, Inc.	(1,664)	(222,180)	(6,370)
CONSOL Energy, Inc.	(8,707)	(106,611)	(60,563)
Copart, Inc.	(878)	(44,479)	(2,547)
CoStar Group, Inc.	(1,081)	(191,588)	(42,481)
Covanta Holding Corp.	(52,611)	(733,365)	(76,318)
Cree, Inc.	(4,207)	(109,685)	1,481
Cullen/Frost Bankers, Inc.	(982)	(70,636)	(9)
Cypress Semiconductor Corp.	(51,177)	(394,650)	(227,662)
Dana, Inc.	(7,710)	(86,592)	(33,607)
DaVita, Inc.	(5,293)	(347,803)	(1,905)
Deere & Co.	(2,761)	(201,285)	(34,366)
Devon Energy Corp.	(1,782)	(41,504)	(37,100)
DexCom, Inc.	(11,519)	(920,822)	(88,934)
Diebold, Inc.	(10,808)	(286,268)	18,338
Discovery Communications, Inc.	(13,176)	(339,809)	(14,889)
DISH Network Corp.	(7,834)	(398,028)	(31,119)
Dolby Laboratories, Inc.	(3,402)	(107,435)	(77,260)
Dollar Tree, Inc.	(4,295)	(330,243)	(8,762)
Dominion Resources, Inc.	(13,746)	(981,835)	(39,080)
Domino’s Pizza, Inc.	(3,239)	(407,021)	(84,821)
Donaldson Co., Inc.	(12,925)	(346,638)	(135,852)
Dunkin’ Brands Group, Inc.	(18,067)	(771,329)	(169,600)
E*TRADE Financial Corp.	(3,200)	(79,392)	(13,792)
East West Bancorp, Inc.	(2,960)	(108,174)	(488)
Eaton Vance Corp.	(5,864)	(163,950)	(65,039)
Ecolab, Inc.	(1,339)	(137,073)	(25,910)
Edgewell Personal Care Co.	(624)	(44,447)	(5,173)
Endo International plc	(23,394)	(663,770)	192,381
Energen Corp.	(3,051)	(166,061)	(10,043)
Energizer Holdings, Inc.	(1,656)	(80,309)	(2,425)
Ensco plc	(50,181)	(427,597)	1,058
Envision Healthcare Holdings, Inc.	(36,555)	(823,994)	9,914
EOG Resources, Inc.	(1,494)	(142,253)	(2,232)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Estee Lauder Cos., Inc. (The)	(900)	$(75,492)	$(4,212)
Esterline Technologies Corp.	(3,433)	(256,376)	(4,669)
Eversource Energy	(3,176)	(166,226)	(5,850)
Expedia, Inc.	(1,475)	(167,609)	(4,553)
F5 Networks, Inc.	(728)	(68,147)	(22,591)
Facebook, Inc.	(2,527)	(322,525)	(1,614)
Fastenal Co.	(5,551)	(234,434)	2,513
FireEye, Inc.	(22,289)	(311,127)	(17,190)
First Data Corp.	(61,733)	(796,510)	(15,896)
First Horizon National Corp.	(36,516)	(458,313)	(97,825)
First Republic Bank	(800)	(50,728)	(10,960)
FleetCor Technologies, Inc.	(3,464)	(449,609)	(152,191)
FLIR Systems, Inc.	(6,288)	(185,167)	(12,402)
Flowserve Corp.	(7,459)	(264,049)	(95,774)
FMC Corp.	(14,421)	(501,993)	(195,118)
FNB Corp.	(5,946)	(74,464)	1,328
Fortinet, Inc.	(7,790)	(248,653)	(39,032)
Fossil Group, Inc.	(5,335)	(157,482)	9,329
Freeport-McMoRan, Inc.	(22,511)	(116,968)	(127,502)
Frontier Communications Corp.	(48,586)	(228,458)	26,340
Gap, Inc. (The)	(6,560)	(150,863)	4,968
Gartner, Inc.	(2,184)	(184,759)	(8,416)
General Electric Co.	(1,876)	(53,447)	(2,120)
Genesee & Wyoming, Inc.	(8,776)	(451,322)	(153,783)
Gentex Corp.	(15,173)	(203,652)	(62,786)
Genworth Financial, Inc.	(113,285)	(282,777)	(279,116)
GoDaddy, Inc.	(3,103)	(103,039)	(4,107)
Graco, Inc.	(2,428)	(167,025)	(12,647)
Granite Construction, Inc.	(610)	(23,558)	(6,783)
Greif, Inc.	(4,847)	(125,486)	(114,877)
Groupon, Inc.	(49,723)	(215,204)	(40,869)
Guidewire Software, Inc.	(2,172)	(134,622)	4,345
H&R Block, Inc.	(9,505)	(203,811)	(16,230)
Hain Celestial Group, Inc. (The)	(11,881)	(456,262)	33,536
Halliburton Co.	(7,290)	(217,169)	(110,006)
Halyard Health, Inc.	(7,911)	(237,323)	(36,872)
Hanesbrands, Inc.	(10,239)	(267,248)	8,713
Harley-Davidson, Inc.	(1,809)	(87,177)	(7,958)
Harman International Industries, Inc.	(1,221)	(102,257)	(856)
HEICO Corp.	(440)	(30,836)	388
Hershey Co. (The)	(3,752)	(317,945)	(40,746)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hertz Global Holdings, Inc.	(3,406)	$(10,793)	$(125,992)
Hexcel Corp.	(2,013)	(78,366)	(10,810)
Hilton Worldwide Holdings, Inc.	(11,557)	(200,052)	(64,950)
Hologic, Inc.	(11,732)	(451,567)	(3,986)
HSN, Inc.	(646)	(29,344)	3,633
Huntington Bancshares, Inc.	(18,355)	(180,885)	(95)
IDEXX Laboratories, Inc.	(3,956)	(262,324)	(183,636)
IHS Markit Ltd.	(10,620)	(387,991)	(10,790)
Illumina, Inc.	(7,552)	(1,260,805)	(111,091)
Incyte Corp.	(6,567)	(504,596)	(114,607)
Intersil Corp.	(9,830)	(112,239)	(103,333)
Intuit, Inc.	(988)	(89,789)	(18,900)
Ionis Pharmaceuticals, Inc.	(6,769)	(217,000)	(31,016)
IPG Photonics Corp.	(2,162)	(185,488)	7,447
ITC Holdings Corp.	(6,093)	(233,854)	(49,349)
Jack in the Box, Inc.	(1,564)	(151,844)	1,793
Jazz Pharmaceuticals plc	(1,315)	(158,694)	(1,052)
JB Hunt Transport Services, Inc.	(1,315)	(88,065)	(18,634)
JC Penney Co., Inc.	(18,658)	(177,272)	5,245
Johnson Controls International plc	(981)	(35,088)	(10,558)
Kansas City Southern	(5,329)	(351,075)	(146,228)
KAR Auction Services, Inc.	(2,106)	(89,208)	(1,687)
Kate Spade & Co.	(23,726)	(384,601)	(21,825)
KBR, Inc.	(16,418)	(230,277)	(18,127)
Kellogg Co.	(2,360)	(168,446)	(14,383)
Kennametal, Inc.	(14,544)	(242,325)	(179,742)
KeyCorp.	(11,350)	(139,850)	1,720
Keysight Technologies, Inc.	(6,118)	(144,934)	(48,946)
Kinder Morgan, Inc.	(21,869)	(350,450)	(155,380)
KLX, Inc.	(8,345)	(249,695)	(44,049)
Knowles Corp.	(19,959)	(253,582)	(26,842)
Kosmos Energy Ltd.	(15,948)	(68,776)	(33,450)
L Brands, Inc.	(1,771)	(131,214)	5,880
Landstar System, Inc.	(2,695)	(155,978)	(27,497)
Laredo Petroleum, Inc.	(7,396)	(99,586)	4,177
Las Vegas Sands Corp.	(3,818)	(205,488)	(14,199)
Legg Mason, Inc.	(13,326)	(422,737)	(23,418)
Leucadia National Corp.	(11,582)	(184,617)	(35,904)
Lexmark International, Inc.	(3,442)	(94,346)	(43,197)
Liberty Broadband Corp.	(4,406)	(233,717)	(81,224)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lincoln Electric Holdings, Inc.	(952)	$(48,637)	$(10,978)
Lions Gate Entertainment Corp.	(23,401)	(521,241)	53,455
LivaNova plc	(5,621)	(317,292)	(20,586)
Live Nation Entertainment, Inc.	(15,828)	(378,043)	(56,910)
Loews Corp.	(8,394)	(294,379)	(51,034)
lululemon athletica, Inc.	(2,443)	(141,669)	(7,305)
M&T Bank Corp.	(1,492)	(160,513)	(12,708)
Macy’s, Inc.	(3,714)	(143,955)	6,351
Madison Square Garden Co. (The)	(724)	(130,717)	8,064
Manitowoc Foodservice, Inc.	(22,850)	(196,680)	(173,947)
Marathon Oil Corp.	(12,161)	(142,266)	(50,000)
Markel Corp.	(97)	(90,881)	790
Marsh & McLennan Cos., Inc.	(9,426)	(491,566)	(142,333)
MasterCard, Inc.	(5,883)	(539,112)	(59,601)
MAXIMUS, Inc.	(3,030)	(164,273)	(7,104)
MDU Resources Group, Inc.	(17,283)	(288,453)	(151,226)
Mead Johnson Nutrition Co.	(12,807)	(970,639)	(41,243)
MEDNAX, Inc.	(969)	(65,206)	1,010
Medtronic plc	(2,712)	(202,261)	(32,056)
Mercury General Corp.	(11,934)	(535,560)	(119,020)
MGM Resorts International	(8,348)	(184,151)	(33,147)
Michaels Cos., Inc. (The)	(3,759)	(80,021)	(10,834)
Microchip Technology, Inc.	(1,197)	(52,229)	(22,153)
Micron Technology, Inc.	(7,857)	(83,371)	(56,326)
Microsemi Corp.	(5,056)	(200,592)	(11,659)
Middleby Corp. (The)	(3,550)	(385,082)	(53,769)
Mondelez International, Inc.	(6,327)	(275,846)	(1,910)
Monster Beverage Corp.	(3,608)	(566,473)	36,782
Moody’s Corp.	(2,690)	(274,709)	(16,564)
Mosaic Co. (The)	(1,084)	(29,401)	2,887
Motorola Solutions, Inc.	(982)	(60,030)	(14,877)
Nabors Industries Ltd.	(36,077)	(277,900)	(160,796)
National Fuel Gas Co.	(1,499)	(78,813)	(2,238)
National Instruments Corp.	(11,981)	(336,693)	(3,568)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
National Oilwell Varco, Inc.	(6,946)	$(211,169)	$(44,027)
Navient Corp.	(10,775)	(94,595)	(61,319)
NetApp, Inc.	(8,250)	(194,911)	(100,604)
Netflix, Inc.	(8,369)	(806,123)	(18,642)
NetScout Systems, Inc.	(20,311)	(497,282)	(96,814)
NetSuite, Inc.	(1,821)	(120,214)	(81,352)
Neurocrine Biosciences, Inc.	(4,847)	(239,616)	(5,836)
New Jersey Resources Corp.	(1,254)	(43,413)	2,207
Newell Brands, Inc.	(876)	(33,089)	(13,041)
Newmont Mining Corp.	(1,896)	(82,369)	7,875
NIKE, Inc.	(2,596)	(146,890)	10,210
Noble Energy, Inc.	(3,722)	(96,102)	(36,922)
Nordson Corp.	(3,233)	(184,868)	(137,236)
NorthStar Asset Management Group, Inc.	(17,769)	(197,058)	(32,695)
NOW, Inc.	(6,345)	(116,215)	(19,758)
NRG Energy, Inc.	(7,428)	(113,947)	30,679
Occidental Petroleum Corp.	(6,991)	(397,657)	(112,127)
Ocwen Financial Corp.	(5,500)	(30,415)	10,230
Office Depot, Inc.	(57,446)	(201,229)	(3,854)
OGE Energy Corp.	(33,539)	(858,849)	(201,654)
Oil States International, Inc.	(5,017)	(127,432)	(30,955)
Old Dominion Freight Line, Inc.	(2,544)	(131,718)	(42,826)
Olin Corp.	(21,797)	(352,756)	(94,519)
OneMain Holdings, Inc.	(917)	(27,509)	(872)
Owens-Illinois, Inc.	(26,743)	(361,108)	(130,696)
PacWest Bancorp	(7,219)	(283,021)	(26,746)
Palo Alto Networks, Inc.	(7,542)	(999,892)	(201,775)
Pandora Media, Inc.	(42,056)	(497,535)	(105,127)
Patterson Cos., Inc.	(9,415)	(400,343)	(32,182)
Paychex, Inc.	(375)	(17,812)	(3,889)
PayPal Holdings, Inc.	(7,131)	(229,618)	(62,539)
PerkinElmer, Inc.	(704)	(33,630)	(5,871)
Perrigo Co. plc	(4,154)	(409,977)	26,439
Pitney Bowes, Inc.	(4,202)	(77,527)	1,219
Platform Specialty Products Corp.	(58,793)	(467,817)	(8,994)
Polaris Industries, Inc.	(585)	(44,450)	(853)
PPL Corp.	(11,488)	(401,145)	4,005
Praxair, Inc.	(3,940)	(387,042)	(89,028)
Premier, Inc.	(16,763)	(536,073)	(6,042)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Priceline Group, Inc. (The)	(370)	$(506,930)	$(37,521)
Principal Financial Group, Inc.	(6,029)	(229,489)	(81,065)
PTC, Inc.	(5,857)	(205,583)	(53,941)
PulteGroup, Inc.	(3,577)	(58,030)	(13,653)
QIAGEN NV	(15,579)	(374,553)	(52,935)
Qorvo, Inc.	(2,228)	(82,831)	(41,358)
QUALCOMM, Inc.	(4,276)	(197,320)	(95,586)
Quanta Services, Inc.	(9,283)	(162,917)	(96,915)
Ralph Lauren Corp.	(508)	(52,324)	945
Range Resources Corp.	(4,925)	(208,121)	17,277
Red Hat, Inc.	(2,796)	(210,486)	(15,514)
Regal Beloit Corp.	(778)	(41,914)	(4,369)
Regeneron Pharmaceuticals, Inc.	(224)	(90,023)	(30)
ResMed, Inc.	(1,923)	(112,004)	(12,587)
Restoration Hardware Holdings, Inc.	(20,040)	(652,529)	(40,454)
Robert Half International, Inc.	(5,290)	(206,417)	6,137
Rockwell Collins, Inc.	(1,487)	(127,317)	1,903
Rollins, Inc.	(10,159)	(270,669)	(26,787)
Roper Technologies, Inc.	(3,193)	(559,641)	(22,985)
Royal Gold, Inc.	(5,240)	(432,242)	26,509
RPC, Inc.	(4,548)	(70,609)	(5,797)
RR Donnelley & Sons Co.	(3,007)	(39,452)	(7,818)
Sabre Corp.	(7,407)	(214,989)	6,260
salesforce.com, Inc.	(8,780)	(673,502)	47,225
Sally Beauty Holdings, Inc.	(8,379)	(217,351)	2,179
Santander Consumer USA Holdings, Inc.	(15,998)	(176,875)	(17,661)
SBA Communications Corp.	(6,790)	(708,524)	(53,042)
Schlumberger Ltd.	(3,665)	(238,523)	(49,693)
Seagate Technology plc	(10,111)	(262,548)	(127,231)
Sealed Air Corp.	(14,576)	(667,899)	27
Seattle Genetics, Inc.	(6,408)	(240,230)	(105,866)
SEI Investments Co.	(1,100)	(50,189)	18
Sempra Energy	(13,536)	(1,353,467)	(97,457)
Sensata Technologies Holding NV	(16,160)	(590,205)	(36,480)
ServiceMaster Global Holdings, Inc.	(2,351)	(88,650)	9,469
ServiceNow, Inc.	(8,233)	(609,917)	(41,725)
Sherwin-Williams Co. (The)	(466)	(117,098)	(11,825)
Signature Bank	(2,669)	(320,658)	4,515
Signet Jewelers Ltd.	(1,201)	(146,415)	56,904

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Silgan Holdings, Inc.	(4,662)	$(241,738)	$5,888
Silicon Laboratories, Inc.	(1,469)	(62,932)	(23,445)
Sirius XM Holdings, Inc.	(129,738)	(504,171)	(36,837)
Six Flags Entertainment Corp.	(5,806)	(291,852)	(19,408)
SLM Corp.	(75,103)	(443,360)	(117,659)
SM Energy Co.	(7,833)	(299,742)	(2,455)
Snyder’s-Lance, Inc.	(3,405)	(117,765)	3,425
Sotheby’s	(14,263)	(373,584)	(168,695)
Southwestern Energy Co.	(14,106)	(191,113)	(4,114)
Spirit Airlines, Inc.	(3,467)	(151,972)	4,521
Splunk, Inc.	(12,008)	(623,302)	(81,327)
Sprouts Farmers Market, Inc.	(28,363)	(601,880)	16,184
SPX Corp.	(11,404)	(124,568)	(105,109)
SS&C Technologies Holdings, Inc.	(4,180)	(139,470)	5,083
Staples, Inc.	(15,619)	(138,392)	4,850
Starbucks Corp.	(12,510)	(693,596)	16,304
Stericycle, Inc.	(4,805)	(496,042)	110,969
Stifel Financial Corp.	(7,693)	(272,093)	(23,703)
SunPower Corp.	(2,096)	(34,580)	15,883
Superior Energy Services, Inc.	(30,784)	(405,628)	(145,406)
SVB Financial Group	(6,599)	(673,945)	(55,509)
Symantec Corp.	(4,821)	(120,415)	(592)
Synovus Financial Corp.	(9,080)	(280,514)	(14,858)
T Rowe Price Group, Inc.	(356)	(23,339)	(335)
Tableau Software, Inc.	(6,071)	(330,911)	(4,634)
Targa Resources Corp.	(12,394)	(363,410)	(245,259)
TCF Financial Corp.	(14,252)	(171,307)	(35,490)
Tempur Sealy International, Inc.	(9,854)	(684,712)	125,596
Tenet Healthcare Corp.	(19,907)	(483,098)	32,006
Teradata Corp.	(11,249)	(256,563)	(92,156)
TerraForm Power, Inc.	(17,547)	(172,736)	(71,343)
Tiffany & Co.	(7,697)	(503,438)	(55,595)
Time, Inc.	(6,098)	(88,252)	(47)
Toll Brothers, Inc.	(3,487)	(102,623)	(1,499)
Tractor Supply Co.	(4,031)	(304,568)	33,080
TransDigm Group, Inc.	(3,481)	(893,616)	(112,811)
TreeHouse Foods, Inc.	(2,455)	(179,063)	(34,988)
TRI Pointe Group, Inc.	(3,559)	(36,011)	(10,897)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Trimble Navigation Ltd.	(17,803)	$(348,227)	$(160,227)
TripAdvisor, Inc.	(5,995)	(398,014)	19,250
Triumph Group, Inc.	(10,288)	(335,262)	48,432
Twenty-First Century Fox, Inc.	(1,909)	(50,321)	4,085
Twitter, Inc.	(26,263)	(474,667)	(130,695)
Ultimate Software Group, Inc. (The)	(1,439)	(296,178)	2,060
Umpqua Holdings Corp.	(8,530)	(119,498)	(8,878)
Under Armour, Inc.	(11,934)	(467,338)	5,731
Union Pacific Corp.	(6,165)	(449,920)	(151,353)
United Natural Foods, Inc.	(1,935)	(68,518)	(8,959)
United Rentals, Inc.	(3,271)	(176,634)	(80,107)
United Technologies Corp.	(3,473)	(296,039)	(56,818)
Urban Outfitters, Inc.	(5,584)	(116,091)	(76,668)
USG Corp.	(9,054)	(163,153)	(70,893)
Valley National Bancorp	(24,813)	(218,244)	(23,187)
VCA, Inc.	(589)	(35,352)	(5,866)
Veeva Systems, Inc.	(12,975)	(311,465)	(224,143)
VeriFone Systems, Inc.	(20,430)	(398,232)	76,664
Verisk Analytics, Inc.	(951)	(68,025)	(9,272)
Vertex Pharmaceuticals, Inc.	(8,659)	(817,292)	62,141
VF Corp.	(5,016)	(299,049)	17,902
Viacom, Inc.	(1,300)	(54,236)	4,706
ViaSat, Inc.	(755)	(56,781)	420
Viavi Solutions, Inc.	(32,180)	(158,249)	(79,561)
Visa, Inc.	(3,158)	(262,677)	1,510
Visteon Corp.	(868)	(89,144)	26,943
WABCO Holdings, Inc.	(3,098)	(317,307)	(34,408)
Walgreens Boots Alliance, Inc.	(7,675)	(636,674)	17,916
Weatherford International plc	(188,179)	(1,110,579)	53,013
Webster Financial Corp.	(4,641)	(174,424)	(1,980)
WEC Energy Group, Inc.	(3,783)	(205,001)	(21,525)
Wendy’s Co. (The)	(18,350)	(178,019)	(20,161)
WESCO International, Inc.	(3,215)	(122,249)	(75,442)
Western Digital Corp.	(1,733)	(92,702)	(8,627)
WEX, Inc.	(3,320)	(261,700)	(97,159)
WhiteWave Foods Co. (The)	(3,047)	(112,590)	(53,258)
Whiting Petroleum Corp.	(46,137)	(381,740)	(21,497)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whole Foods Market, Inc.	(8,013)	$(235,087)	$7,918
Williams Cos., Inc. (The)	(24,107)	(649,098)	(91,711)
Williams-Sonoma, Inc.	(2,244)	(113,759)	(864)
WisdomTree Investments, Inc.	(51,149)	(580,983)	54,659
Workday, Inc.	(8,646)	(647,829)	(144,923)
WR Grace & Co.	(7,707)	(484,277)	(84,500)
Wynn Resorts Ltd.	(3,322)	(201,946)	(121,683)
Yahoo!, Inc.	(16,557)	(549,511)	(164,096)
Yelp, Inc.	(9,706)	(240,087)	(164,654)
Yum! Brands, Inc.	(3,666)	(252,111)	(80,799)
Zayo Group Holdings, Inc.	(17,460)	(503,889)	(14,847)
Zebra Technologies Corp.	(10,335)	(590,998)	(128,422)
Zillow Group, Inc.	(3,465)	(126,982)	6,920
Zions Bancorporation	(20,794)	(456,332)	(188,698)
Zoetis, Inc.	(15,725)	(763,020)	(54,838)
Zynga, Inc.	(73,159)	(168,377)	(44,516)

			(16,152,013)

Total of Short Equity Positions			(16,496,797)

Total of Long and Short Equity Positions			(2,392,780)

Net Cash and Other Receivables/ (Payables) (b)			97,719

Swaps, at Value			$(2,295,061)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at September 30, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-60 months maturity ranging from 10/14/2016 - 12/21/2020	$109

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Aeroports de Paris	659	$73,112	$(7,722)
Air France-KLM	55,844	411,600	(111,091)
Arkema SA	644	60,305	(682)
Atos SE	6,247	545,915	126,629
AXA SA	11,173	282,678	(45,115)
BNP Paribas SA	5,544	279,966	5,181
Bouygues SA	660	21,440	448
Capgemini SA	3,283	291,376	30,501
Christian Dior SE	1,194	200,113	14,027
Cie Generale des Etablissements Michelin	5,309	507,394	80,498
CNP Assurances	2,815	45,462	1,833
Dassault Systemes	352	25,632	4,925
Eiffage SA	2,628	182,779	21,455
Eutelsat Communications SA	3,312	100,089	(31,539)
Faurecia	1,570	64,639	(3,028)
Imerys SA	988	64,342	7,018
Ipsen SA	3,730	227,863	34,189
Lagardere SCA	11,006	306,410	(26,128)
Orange SA	54,991	902,333	(40,759)
Orpea	864	69,296	7,282
Peugeot SA	22,410	342,038	181
Publicis Groupe SA	2,818	193,705	19,527
Renault SA	929	77,977	(1,549)
Safran SA	607	38,001	5,655
Sanofi	1,948	157,306	(8,964)
SCOR SE	10,024	347,771	(36,045)
SEB SA	1,521	160,090	54,726
Societe BIC SA	452	73,350	(6,522)
Societe Generale SA	8,248	331,343	(46,009)
Sodexo SA	2,454	253,024	39,296
Suez	2,954	53,730	(4,914)
Technip SA	1,886	111,583	4,358
Teleperformance	3,878	330,662	83,008
Television Francaise 1	657	7,000	(629)
Thales SA	5,274	431,627	54,008
TOTAL SA	856	42,567	(1,855)
Valeo SA	5,599	281,426	45,381
Veolia Environnement SA	23,894	557,761	(7,205)
Vinci SA	3,614	240,574	36,180

			296,550

Total of Long Equity Positions			$296,550

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

France
Accor SA	(9,950)	$(395,370)	$561
Air Liquide SA	(1,813)	(191,243)	(3,177)
Airbus Group SE	(785)	(49,764)	2,152
Alstom SA	(6,014)	(155,549)	(3,584)
Bollore SA	(47,070)	(180,906)	17,045
Bureau Veritas SA	(4,536)	(88,727)	(8,594)
Carrefour SA	(874)	(23,110)	448
Casino Guichard Perrachon SA	(942)	(48,960)	3,109
Credit Agricole SA	(6,831)	(66,652)	(728)
Edenred	(24,606)	(471,481)	(103,504)
Electricite de France SA	(11,816)	(156,621)	12,795
Engie SA	(7,770)	(124,917)	4,446
Essilor International SA	(1,531)	(196,166)	(1,327)
Hermes International	(1,226)	(414,153)	(84,966)
Iliad SA	(868)	(203,081)	20,856
Ingenico Group SA	(554)	(61,925)	13,486
JCDecaux SA	(2,414)	(88,488)	10,432
Kering	(1,059)	(192,104)	(21,584)
L’Oreal SA	(523)	(89,921)	(8,931)
LVMH Moet Hennessy Louis Vuitton SE	(3,308)	(560,407)	(3,643)
Natixis SA	(81,138)	(376,992)	(1,588)
Pernod Ricard SA	(2,266)	(258,842)	(9,530)
Plastic Omnium SA	(3,346)	(109,829)	(1,206)
Remy Cointreau SA	(3,279)	(219,768)	(60,043)
Rexel SA	(2,148)	(24,802)	(8,102)
Schneider Electric SE	(2,003)	(105,219)	(34,117)
SFR Group SA	(7,164)	(231,751)	20,732
Ubisoft Entertainment SA	(750)	(31,017)	2,679
Vallourec SA	(53,500)	(198,212)	(41,862)
Vivendi SA	(10,737)	(238,820)	22,121
Zodiac Aerospace	(18,394)	(402,813)	(44,853)

			(310,477)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Eurofins Scientific SE	(157)	(61,431)	$(9,890)
SES SA	(8,704)	(233,600)	19,874

			9,984

Total of Short Equity Positions			(300,493)

Total of Long and Short Equity Positions			(3,943)

Net Cash and Other Receivables/ (Payables) (b)			4,052

Swaps, at Value			$109

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(340,000)	$—	$(340,000)

BARC
Cash	—	6,122,359	6,122,359

CITI
Investment Companies	1,150,502	—	1,150,502

GSCO
Cash	—	2,723,304	2,723,304

GSIN
Investment Companies	28,720,406	—	28,720,406

JPMC
Cash	4,560,000	—	4,560,000

JPMS
Cash	—	2,231,864	2,231,864

MSCL
Cash	—	430,876	430,876

MSCS
Investment Companies	1,670,832	—	1,670,832

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$400,190	$—	$400,190

GSCO
Cash	—	47,027	47,027

JPPC
Cash	—	534,448	534,448

MACQ
Investment Companies	370,427	—	370,427

MSCL
Cash	—	2,698,933	2,698,933

SOCG
Investment Companies	170,118	—	170,118

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2016 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America NA

BARC - Barclays Capital, Inc.

BONY - Bank of New York Mellon Corp. (The)

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

See notes to Consolidated Schedule of Investments.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series, which have a fiscal year-end of September 30th, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

On January 22, 2016 the Board of Trustees approved the closure of the AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund to new investors, effective March 31, 2016, subject to certain exceptions.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of their total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2016	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2016	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund Ltd	April 8, 2014	$6,883,792	23.3%	$(302,592)
AQR Managed Futures Strategy Offshore Fund Ltd.	January 5, 2010	3,324,613,458	22.8%	(37,038,289)
AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	161,340,989	22.8%	(4,009,095)
AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	572,199,013	16.0%	35,737,011
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	47,505,696	23.2%	21,590,704
AQR Risk Parity Offshore Fund Ltd.	September 29, 2010	84,978,742	20.1%	4,921,698
AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	14,930,938	23.5%	989,745
AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	14,147,086	15.2%	1,089,846
AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	858,677,087	23.6%	53,747,102
AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	95,824,256	23.0%	3,001,150

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid. There were no unfunded commitments as of September 30, 2016.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation). Cash settlements between a Fund and the counterparty are recognized as realized gains (losses). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $14,269,285 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2015	(4,796)	$(2,216,380)
Options written	(661)	(66,221)
Options terminated	—	—
Options expired	5,032	2,232,540
Options exercised	425	50,061
Options outstanding, September 30, 2016	—	$—

	PUT OPTIONS
AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO PUT	PREMIUM

Options outstanding, December 31, 2015	(67)	$(172,051)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	67	172,051
Options outstanding, September 30, 2016	—	$—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

	CALL OPTIONS
AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2015	—	$—
Options written	(4,848)	(4,845,184)
Options terminated	—	—
Options expired	2,411	115,131
Options exercised	2,026	2,583,867
Options outstanding, September 30, 2016	(411)	$(2,146,186)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$170,461,679	$41,187,264	$3,652,955	$215,301,898
Convertible Preferred Stocks	44,318,681	7,303,555	908	51,623,144
Corporate Bonds	—	12,904,654	2,995,966	15,900,620
Convertible Bonds	2,913,129	235,616,570	365,271	238,894,970
Closed End Funds	17,515,751	—	—	17,515,751
Loan Participations	—	554,101	79,285	633,386
Preferred Stocks	1,158,414	—	799,738	1,958,152
Rights	878,227	265,951	556,330	1,700,508
Securities in Litigation	—	—	206,105	206,105
Warrants	8,122,187	5,564,677	423,760	14,110,624
Short-Term Investments	—	139,166,686	—	139,166,686
Forward Foreign Currency Exchange Contracts*	—	165,419	—	165,419
Total Return Basket Swaps Contracts*	—	3,073,069	—	3,073,069

Total Assets	$245,368,068	$445,801,946	$9,080,318	$700,250,332

LIABILITIES
Common Stocks (Sold Short)	$(234,473,304)	$(2,021,515)	$(402)	$(236,495,221)
Convertible Bonds (Sold Short)	—	(5,653,125)	—	(5,653,125)
Futures Contracts*	(288,004)	—	—	(288,004)
Forward Foreign Currency Exchange Contracts*	—	(3,055)	—	(3,055)
Credit Default Swap Contracts*	—	(1,450,579)	—	(1,450,579)

Total Liabilities	$(234,761,308)	$(9,128,274)	$(402)	$(243,889,984)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$43,894,756	$260,032,060	$—	$303,926,816
Preferred Stocks†	—	1,870,437	—	1,870,437
Short-Term Investments	—	825,998,232	—	825,998,232
Forward Foreign Currency Exchange Contracts*	—	86,248	—	86,248
Total Return Basket Swaps Contracts*	—	23,323,808	—	23,323,808

Total Assets	$43,894,756	$1,111,310,785	$—	$1,155,205,541

LIABILITIES
Common Stocks (Sold Short)†	$(44,362,116)	$(205,199,905)	$—	$(249,562,021)
Preferred Stocks (Sold Short)†	—	(5,314,868)	—	(5,314,868)
Forward Foreign Currency Exchange Contracts*	—	(63,982)	—	(63,982)
Total Return Basket Swaps Contracts*	—	(117,999)	—	(117,999)

Total Liabilities	$(44,362,116)	$(210,696,754)	$—	$(255,058,870)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$25,684,678	$—	$25,684,678
Futures Contracts*	274,167	—	—	274,167
Forward Foreign Currency Exchange Contracts*	—	331,858	—	331,858
Interest Rate Swap Contracts*	—	1,114,212	—	1,114,212
Total Return Swap Contracts*	—	59,306	—	59,306

Total Assets	$274,167	$27,190,054	$—	$27,464,221

LIABILITIES
Futures Contracts*	$(20,521)	$—	$—	$(20,521)
Forward Foreign Currency Exchange Contracts*	—	(247,288)	—	(247,288)
Interest Rate Swap Contracts*	—	(91,504)	—	(91,504)
Total Return Swap Contracts*	—	(35,750)	—	(35,750)

Total Liabilities	$(20,521)	$(374,542)	$—	$(395,063)

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$74,741,834	$452,884,442	$—	$527,626,276
Preferred Stocks†	—	5,566,671	—	5,566,671
Short-Term Investments	—	1,578,026,178	—	1,578,026,178
Futures Contracts*	8,578,136	—	—	8,578,136
Forward Foreign Currency Exchange Contracts*	—	1,209,438	—	1,209,438
Total Return Basket Swaps Contracts*	—	18,977,766	—	18,977,766
Total Return Swap Contracts*	—	5,494	—	5,494

Total Assets	$83,319,970	$2,056,669,989	$—	$2,139,989,959

LIABILITIES
Common Stocks (Sold Short)†	$(76,112,858)	$(365,283,525)	$—	$(441,396,383)
Preferred Stocks (Sold Short)†	—	(8,013,188)	—	(8,013,188)
Forward Foreign Currency Exchange Contracts*	—	(1,234,943)	—	(1,234,943)
Total Return Basket Swaps Contracts*	—	(839,435)	—	(839,435)
Total Return Swap Contracts*	—	(332,958)	—	(332,958)

Total Liabilities	$(76,112,858)	$(375,704,049)	$—	$(451,816,907)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$14,113,412,263	$—	$14,113,412,263
Futures Contracts*	97,681,539	—	—	97,681,539
Forward Foreign Currency Exchange Contracts*	—	138,289,045	—	138,289,045
Total Return Swap Contracts*	—	116,832,257	—	116,832,257

Total Assets	$97,681,539	$14,368,533,565	$—	$14,466,215,104
LIABILITIES
Futures Contracts*	$(50,623,728)	$—	$—	$(50,623,728)
Forward Foreign Currency Exchange Contracts*	—	(114,918,009)	—	(114,918,009)
Total Return Swap Contracts*	—	(176,465,986)	—	(176,465,986)

Total Liabilities	$(50,623,728)	$(291,383,995)	$—	$(342,007,723)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$648,816,405	$—	$648,816,405
Futures Contracts*	7,232,051	—	—	7,232,051
Forward Foreign Currency Exchange Contracts*	—	10,377,383	—	10,377,383
Total Return Swap Contracts*	—	9,620,453	—	9,620,453

Total Assets	$7,232,051	$668,814,241	$—	$676,046,292

LIABILITIES
Futures Contracts*	$(3,674,138)	$—	$—	$(3,674,138)
Forward Foreign Currency Exchange Contracts*	—	(8,765,982)	—	(8,765,982)
Total Return Swap Contracts*	—	(14,343,803)	—	(14,343,803)

Total Liabilities	$(3,674,138)	$(23,109,785)	$—	$(26,783,923)

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$421,092,257	$9,781,150	$—	$430,873,407
Convertible Preferred Stocks†	385,144,387	57,732,725	—	442,877,112
Corporate Bonds†	—	66,656	—	66,656
Convertible Bonds†	23,657,358	775,798,264	1,000	799,456,622
Short-Term Investments	—	1,714,010,340	—	1,714,010,340
Futures Contracts*	11,202,880	—	—	11,202,880
Forward Foreign Currency Exchange Contracts*	—	26,832,544	—	26,832,544
Credit Default Swap Contracts*	—	2,605,463	—	2,605,463
Total Return Basket Swap Contracts*	—	73,251,749	—	73,251,749
Total Return Swap Contracts*	—	16,737,567	—	16,737,567

Total Assets	$841,096,882	$2,676,816,458	$1,000	$3,517,914,340

LIABILITIES
Common Stocks (Sold Short)†	$(1,010,578,612)	$(8,266,562)	$—	$(1,018,845,174)
Written Options (Sold Short)†	(3,370,200)	—	—	(3,370,200)
Futures Contracts*	(3,351,918)	—	—	(3,351,918)
Forward Foreign Currency Exchange Contracts*	—	(16,902,743)	—	(16,902,743)
Total Return Basket Swap Contracts*	—	(19,696,343)	(71,352)	(19,767,695)
Total Return Swap Contracts*	—	(22,794,497)	—	(22,794,497)

Total Liabilities	$(1,017,300,730)	$(67,660,145)	$(71,352)	$(1,085,032,227)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$187,410,557	$—	$187,410,557
Futures Contracts*	1,511,078	—	—	1,511,078
Total Return Swap Contracts*	—	3,020,747	—	3,020,747

Total Assets	$1,511,078	$190,431,304	$—	$191,942,382

LIABILITIES
Futures Contracts*	$(2,832,227)	$—	$—	$(2,832,227)
Total Return Swap Contracts*	—	(3,807,906)	—	(3,807,906)

Total Liabilities	$(2,832,227)	$(3,807,906)	$—	$(6,640,133)
AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$65,217,086	$—	$65,217,086
U.S. Treasury Obligations	—	105,756,690	—	105,756,690
Short-Term Investments	—	227,461,085	—	227,461,085
Futures Contracts*	2,379,756	—	—	2,379,756
Forward Foreign Currency Exchange Contracts*	—	1,187,602	—	1,187,602
Interest Rate Swap Contracts*	—	1,313,324	—	1,313,324
Credit Default Swap Contracts*	—	7,925,687	—	7,925,687
Total Return Swap Contracts*	—	1,214,599	—	1,214,599

Total Assets	$2,379,756	$410,076,073	$—	$412,455,829

LIABILITIES
Futures Contracts*	$(375,543)	$—	$—	$(375,543)
Forward Foreign Currency Exchange Contracts*	—	(878,956)	—	(878,956)
Interest Rate Swap Contracts*	—	(272,400)	—	(272,400)
Total Return Swap Contracts*	—	(2,486,094)	—	(2,486,094)

Total Liabilities	$(375,543)	$(3,637,450)	$—	$(4,012,993)

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$13,724,714	$—	$13,724,714
U.S. Treasury Obligations	—	23,195,834	—	23,195,834
Short-Term Investments	—	35,856,388	—	35,856,388
Futures Contracts*	727,033	—	—	727,033
Forward Foreign Currency Exchange Contracts*	—	49,135	—	49,135
Total Return Swap Contracts*	—	194,808	—	194,808

Total Assets	$727,033	$73,020,879	$—	$73,747,912

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(14,067,825)	$—	$(14,067,825)
Futures Contracts*	(120,236)	—	—	(120,236)
Forward Foreign Currency Exchange Contracts*	—	(9,810)	—	(9,810)
Total Return Swap Contracts*	—	(526,815)	—	(526,815)

Total Liabilities	$(120,236)	$(14,604,450)	$—	$(14,724,686)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$13,154,776	$—	$13,154,776
Short-Term Investments	—	53,140,267	—	53,140,267
U.S. Treasury Obligations	—	23,047,766	—	23,047,766
Futures Contracts*	763,369	—	—	763,369
Forward Foreign Currency Exchange Contracts*	—	60,197	—	60,197
Total Return Swap Contracts*	—	309,720	—	309,720

Total Assets	$763,369	$89,712,726	$—	$90,476,095

LIABILITIES
Futures Contracts*	$(127,014)	$—	$—	$(127,014)
Forward Foreign Currency Exchange Contracts*	—	(18,870)	—	(18,870)
Total Return Swap Contracts*	—	(638,028)	—	(638,028)

Total Liabilities	$(127,014)	$(656,898)	$—	$(783,912)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$1,261,737,186	$—	$1,261,737,186
Preferred Stocks†	—	10,230,658	—	10,230,658
Short-Term Investments	—	3,108,962,351	—	3,108,962,351
Futures Contracts*	26,897,461	—	—	26,897,461
Forward Foreign Currency Exchange Contracts*	—	13,848,903	—	13,848,903
Total Return Swap Contracts*	—	2,163,199	—	2,163,199

Total Assets	$26,897,461	$4,396,942,297	$—	$4,423,839,758

LIABILITIES
Common Stocks (Sold Short)†	$—	$(971,858,088)	$(2)	$(971,858,090)
Preferred Stocks (Sold Short)†	—	(13,093,863)	—	(13,093,863)
Futures Contracts*	(20,646,941)	—	—	(20,646,941)
Forward Foreign Currency Exchange Contracts*	—	(19,949,863)	—	(19,949,863)
Total Return Basket Swaps Contracts*	—	(69,537,905)	—	(69,537,905)
Total Return Swap Contracts*	—	(15,208,852)	—	(15,208,852)

Total Liabilities	$(20,646,941)	$(1,089,648,571)	$(2)	$(1,110,295,514)

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$70,754,950	$—	$70,754,950
Preferred Stocks†	—	396,871	—	396,871
Short-Term Investments	—	382,776,962	—	382,776,962
Futures Contracts*	1,132,806	—	—	1,132,806
Forward Foreign Currency Exchange Contracts*	—	761,686	—	761,686
Total Return Basket Swaps Contracts*	—	109	—	109
Total Return Swap Contracts*	—	122,729	—	122,729

Total Assets	$1,132,806	$454,813,307	$—	$455,946,113

LIABILITIES
Common Stocks (Sold Short)†	$—	$(54,857,402)	$—	$(54,857,402)
Preferred Stocks (Sold Short)†	—	(728,658)	—	(728,658)
Futures Contracts*	(758,070)	—	—	(758,070)
Forward Foreign Currency Exchange Contracts*	—	(1,102,341)	—	(1,102,341)
Total Return Basket Swaps Contracts*	—	(3,170,043)	—	(3,170,043)
Total Return Swap Contracts*	—	(910,229)	—	(910,229)

Total Liabilities	$(758,070)	$(60,768,673)	$—	$(61,526,743)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended September 30, 2016, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund was $1,761,961 and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $13,711,638 and $60,476,924 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except where note in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVERTIBLE PREFERRED STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2015	$11,396,171	$27,393,124	$6,950,723	$574,719	$817,262	$715,900	$1,573,200	$90,995	$(453)
Accrued discounts/(premiums)	—	—	116,996	7,861	—	—	—	—	—
Realized gain/(loss)	234,816	5,908,847	(22,250,137)	(5,275,308)	—	261,441	(2)	—	—
Change in unrealized appreciation/(depreciation)	2,094,613	(4,764,096)	20,449,075	5,593,880	(17,524)	(159,570)	(1,149,389)	115,110	51
Purchases[1]	93,299	—	759,228	591,532	—	—	—	—	—
Sales[2]	(6,601,449)	(28,536,967)	(1,127,730)	(616,413)	—	(261,441)	—	—	—
Transfers in to Level 3	114,480	—	923,938	1,000	—	—	1,465,223	—	—
Transfers out of Level 3	(3,678,975)	—	(2,746,842)	(512,000)	—	—	(1,465,272)	—	—

Balance as of September 30, 2016	$3,652,955	$908	$3,075,251	$365,271	$799,738	$556,330	$423,760	$206,105	$(402)
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2016	$65,223	$(9)	$(410,445)	$(251,328)	$(17,524)	$(159,568)	$(1,149,388)	$115,110	$—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCK	CONVERTIBLE BOND	TOTAL RETURN BASKET SWAP CONTRACTS-SHORT
Balance as of December 31, 2015	$408,524	$416,739	$—
Accrued discounts/(premiums)	—	717	—
Realized gain/(loss)	(54,988)	(1)	—
Change in unrealized appreciation/(depreciation)	(90,483)	295	126,904
Purchases[1]	—	—	—
Sales[2]	(263,053)	(417,000)	—
Transfers in to Level 3	—	250	(198,256)
Transfers out of Level 3	—	—	—
Balance as of September 30, 2016	$—	$1,000	$(71,352)
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2016	$—	$750	$126,904

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At September 30, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended September 30, 2016 for the AQR Diversified Arbitrage Fund:

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/ RANGE	WEIGHTED AVERAGE

Common Stock	$23,846	Black-Scholes	EBITDA Multiple	5.25x	N/A
			Discount for Lack of Marketability**	23.1%	N/A
			Volatility	43.3%	N/A

	$1,735,719	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	19.6%—29.17%	27.7%
			Revenue Multiple	1.05x to 1.10x	N/A
			Volatility	48.4%—56.0%	54.0%
			EBITDA Multiple	7.0x to 8.0x	N/A

	$1,440,233	Probability Weighted Expected Return	Discount for Lack of Marketability**	30.8%	N/A
			Equity Cost of Capital	30.0%	N/A
			Scenario Probability	33.3%	N/A
			Volatility	57.9%	N/A

	$230,121	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	12.0%-52.9%	22.2%
			Volatility	57.9%—151.4%	98.1%

Corporate Bonds	$19,998	DCF	Discount Rate	41.6%	N/A

Loan Participation	$79,285	Probability Weighted Expected Return	Scenario Probability	50.0%	N/A
			Discount Rate	26.2%	26.2%

Preferred Stock	$799,738	Enterprise Value Waterfall Analysis	Equity Cost of Capital	14.4%	N/A

Right	$185,372	Options Pricing Model	Discount for Lack of Marketability**	17.2%	N/A
			Volatility	61.8%	N/A

	$368,121	Probability Weighted Expected Return	Discount for Lack of Marketability**	27.6%—39.4%	77.0%
			Equity Cost of Capital	19.0%	N/A
			Scenario Probability	26.3%—75.0%	N/A
			Volatility	56.0—64.3%	61.2%

Securities in Litigation	$206,105	Liquidation Analysis	Recovery Probability	2.5%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2016, the value of these securities was $3,991,379. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

6. Federal Income Tax Matters

At September 30, 2016, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Diversified Arbitrage Fund	$738,191,408	$69,759,935	$(110,939,499)	$(41,179,564)
AQR Equity Market Neutral Fund	1,106,621,748	29,719,206	(4,545,469)	25,173,737
AQR Global Macro Fund	25,679,441	5,237	—	5,237
AQR Long-Short Equity Fund	2,077,636,027	40,528,546	(6,945,448)	33,583,098
AQR Managed Futures Strategy Fund	14,109,019,930	4,445,577	(53,244)	4,392,333
AQR Managed Futures Strategy HV Fund	648,629,402	187,707	(704)	187,003
AQR Multi-Strategy Alternative Fund	3,274,925,898	201,049,489	(88,691,250)	112,358,239
AQR Risk-Balanced Commodities Strategy Fund	187,382,415	28,329	(187)	28,142
AQR Risk Parity Fund	395,938,251	3,651,281	(1,154,671)	2,496,610
AQR Risk Parity II HV Fund	77,295,949	582,059	(101,072)	480,987
AQR Risk Parity II MV Fund	88,858,109	752,129	(267,429)	484,700
AQR Style Premia Alternative Fund	4,297,736,818	122,000,902	(38,807,525)	83,193,377
AQR Style Premia Alternative LV Fund	449,142,184	7,092,605	(2,306,006)	4,786,599

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended September 30, 2016 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$3,006,630	$—	$270,335	$—	$—	$—
AQR Equity Market Neutral Fund	—	23,323,808	—	—	117,999	—	—
AQR Global Macro Fund	127,251	12,699	—	108,157	34,007	—	—
AQR Long-Short Equity Fund	9,494,602	18,983,260	—	916,466	1,172,393	—	—
AQR Managed Futures Strategy Fund	63,212,629	914,140	—	5,299,119	15,307,712	—	—
AQR Managed Futures Strategy HV Fund	4,650,536	71,185	—	482,747	957,162	—	—
AQR Multi-Strategy Alternative Fund	10,251,980	77,111,707	—	2,841,410	21,611,891	—	3,370,200
AQR Risk Parity Fund	949,784	501	—	164,848	288,243	—	—
AQR Risk Parity II HV Fund	293,933	1,296	—	64,572	80,017	—	—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
AQR Risk Parity II MV Fund	316,337	1,167	—	54,302	83,352	—	—
AQR Style Premia Alternative Fund	26,527,117	1,865,358	—	12,426,603	72,290,393	—	—
AQR Style Premia Alternative LV Fund	1,442,835	106,002	—	629,226	3,375,600	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	165,419	—	—	3,055	—
AQR Equity Market Neutral Fund	—	—	86,248	—	—	63,982	—
AQR Global Macro Fund	—	—	331,858	—	—	247,288	—
AQR Long-Short Equity Fund	—	—	1,209,428	—	—	1,234,933	—
AQR Managed Futures Strategy Fund	—	—	138,289,045	—	—	114,918,009	—
AQR Managed Futures Strategy HV Fund	—	—	10,377,383	—	—	8,765,982	—
AQR Multi-Strategy Alternative Fund	—	—	26,832,544	—	—	16,902,743	—
AQR Risk Parity Fund	—	—	1,187,602	—	—	878,956	—
AQR Risk Parity II HV Fund	—	—	49,135	—	—	9,810	—
AQR Risk Parity II MV Fund	—	—	60,197	—	—	18,870	—
AQR Style Premia Alternative Fund	—	—	13,848,903	—	—	19,949,863	—
AQR Style Premia Alternative LV Fund	—	—	761,686	—	—	1,102,341	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	66,439	—	17,669	—	—	—
AQR Global Macro Fund	232,447	2,114,772	—	70,168	1,092,064	—	—
AQR Managed Futures Strategy Fund	55,179,819	—	—	20,970,429	—	—	—
AQR Managed Futures Strategy HV Fund	4,185,059	—	—	1,544,719	—	—	—
AQR Multi-Strategy Alternative Fund	8,155,910	—	—	5,416,167	—	—	—
AQR Risk Parity Fund	891,946	1,634,412	—	210,574	593,488	—	—
AQR Risk Parity II HV Fund	283,169	—	—	46,610	—	—	—
AQR Risk Parity II MV Fund	285,041	—	—	51,210	—	—	—
AQR Style Premia Alternative Fund	8,584,450	—	—	21,357,492	—	—	—
AQR Style Premia Alternative LV Fund	478,373	—	—	1,196,713	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	1,450,579	—	—
AQR Multi-Strategy Alternative Fund	—	8,584,474	—	—	5,979,011	—	—
AQR Risk Parity Fund	—	8,928,918	—	—	1,003,231	—	—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Commodity Risk Exposure:
AQR Global Macro Fund	139,691	46,607	—	67,418	1,743	—	—
AQR Managed Futures Strategy Fund	86,210,454	115,918,117	—	131,275,543	161,158,274	—	—
AQR Managed Futures Strategy HV Fund	6,503,155	9,549,268	—	9,753,371	13,386,641	—	—
AQR Multi-Strategy Alternative Fund	7,342,961	12,877,609	—	9,642,312	20,950,301	—	—
AQR Risk-Balanced Commodities Strategy Fund	8,374,154	3,020,747	—	9,695,303	3,807,906	—	—
AQR Risk Parity Fund	2,205,860	1,214,098	—	1,667,955	2,197,851	—	—
AQR Risk Parity II HV Fund	581,550	193,512	—	440,673	446,798	—	—
AQR Risk Parity II MV Fund	574,681	308,553	—	434,192	554,676	—	—
AQR Style Premia Alternative Fund	10,108,763	297,841	—	5,185,715	12,456,364	—	—
AQR Style Premia Alternative LV Fund	559,283	16,836	—	279,816	704,672	—	—

Netting:
AQR Diversified Arbitrage Fund	—	(1,450,579)	(3,055)	—	(1,450,579)	(3,055)	—
AQR Equity Market Neutral Fund	—	(117,999)	(63,982)	—	(117,999)	(63,982)	—
AQR Global Macro Fund	(245,743)	(1,127,814)	(247,288)	(245,743)	(1,127,814)	(247,288)	—
AQR Long-Short Equity Fund	(916,466)	(1,172,393)	(1,209,428)	(916,466)	(1,172,393)	(1,209,428)	—
AQR Managed Futures Strategy Fund	(157,545,091)	(116,832,257)	(114,918,009)	(157,545,091)	(116,832,257)	(114,918,009)	—
AQR Managed Futures Strategy HV Fund	(11,780,837)	(9,620,453)	(8,765,982)	(11,780,837)	(9,620,453)	(8,765,982)	—
AQR Multi-Strategy Alternative Fund	(17,899,889)	(48,541,203)	(16,902,743)	(17,899,889)	(48,541,203)	(16,902,743)	—
AQR Risk-Balanced Commodities Strategy Fund	(8,374,154)	(3,020,747)	—	(8,374,154)	(3,020,747)	—	—
AQR Risk Parity Fund	(2,043,377)	(4,082,813)	(878,956)	(2,043,377)	(4,082,813)	(878,956)	—
AQR Risk Parity II HV Fund	(551,855)	(194,808)	(9,810)	(551,855)	(194,808)	(9,810)	—
AQR Risk Parity II MV Fund	(539,704)	(309,720)	(18,870)	(539,704)	(309,720)	(18,870)	—
AQR Style Premia Alternative Fund	(38,969,810)	(2,163,199)	(13,848,903)	(38,969,810)	(2,163,199)	(13,848,903)	—
AQR Style Premia Alternative LV Fund	(2,105,755)	(122,838)	(761,686)	(2,105,755)	(122,838)	(761,686)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	1,622,490	162,364	288,004	—	—	—
AQR Equity Market Neutral Fund	—	23,205,809	22,266	—	—	—	—
AQR Global Macro Fund	253,646	1,046,264	84,570	—	—	—	—
AQR Long-Short Equity Fund	8,578,136	17,810,867	—	—	—	25,505	—
AQR Managed Futures Strategy Fund	47,057,811	—	23,371,036	—	59,633,729	—	—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
AQR Managed Futures Strategy HV Fund	3,557,913	—	1,611,401	—	4,723,350	—	—
AQR Multi-Strategy Alternative Fund	7,850,962	50,032,587	9,929,801	—	—	—	3,370,200
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	1,321,149	787,159	—	—
AQR Risk Parity Fund	2,004,213	7,695,116	308,646	—	—	—	—
AQR Risk Parity II HV Fund	606,797	—	39,325	—	332,007	—	—
AQR Risk Parity II MV Fund	636,355	—	41,327	—	328,308	—	—
AQR Style Premia Alternative Fund	6,250,520	—	—	—	82,583,558	6,100,960	—
AQR Style Premia Alternative LV Fund	374,736	—	—	—	3,957,434	340,655	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

8. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

9. Holdings of 5%Voting Securities

The 1940 Act defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2016:

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/15	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES/UNITS HELD AT END OF PERIOD 9/30/16	VALUE AT END OF PERIOD 9/30/16	INVESTMENT INCOME	REALIZED GAIN (LOSS)

1347 Capital Corp. (Common Stock)	420,504	—	(420,504)	—	$—	$—	$173

Arowana, Inc. (Common Stock)	787,920	—	—	787,920	8,028,905	—	—

Barington/Hilco Acquisition Corp. (Common Stock)	487,260	—	(487,260)	—	—	—	(68,321)

Origo Acquisition Corp. (Common Stock)	325,500	—	—	325,500	3,352,650	—	—

Dundee Acquisition Ltd., Class A (Common Stock)	1,260,000	—	(1,260,000)	—	—	—	(1,302,864)

Education Management (Common Stock)*	26,919,323	—	(5,867,846)	21,051,477	126,309	—	(194,686)

FinTech Acquisition Corp. (Common Stock)	810,000	—	(810,000)	—	—	—	25,372

Garnero Group Acquisition Co. (Common Stock)	1,800,200	—	(1,800,200)	—	—	—	90,011

Gibraltar Growth Corp., Class A (Common Stock)**	1,274,000	—	(100)	1,273,900	9,515,774	—	(63)

GP Investments Acquisition Corp. (Common Stock)	2,130,000	—	(2,130,000)	—	—	—	(916,345)

HarmonyMerger Corp. (Common Stock)	1,375,100	—	(1,375,100)	—	—	—	(214,926)

Hydra Industries Acquisition Corp. (Common Stock)	1,620,000	—	(1,098,818)	521,182	5,190,973	—	(146,387)

KLR Energy Acquisition Corp. (Common Stock)*	—	500,000	—	500,000	5,060,000	—	—

Pacific Special Acquisition (Common Stock)*	373,500	—	—	373,500	3,828,375	—	—

Stellar Acquisition III, Inc. (Common Stock)*	—	600,000	—	600,000	5,982,000	—	—

1347 Capital Corp. (Rights)	420,504	—	(420,504)	—	—	—	—

Arowana, Inc. (Rights)	720,000	—	—	720,000	92,880	—	—

Notes to Schedules of Investments	September 30, 2016 (Unaudited)

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/15	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES/UNITS HELD AT END OF PERIOD 9/30/16	VALUE AT END OF PERIOD 9/30/16	INVESTMENT INCOME	REALIZED GAIN (LOSS)

Barington/Hilco Acquisition Corp. (Rights)	487,260	—	—	487,260	$49,701	$—	$—

Origo Acquisition Corp. (Rights)	325,500	—	—	325,500	52,405	—	—

Garnero Group Acquisition Co. (Rights)	2,430,200	—	(2,430,200)	—	—	—	—

Hydra Industries Acquisition Corp. (Rights)	1,720,000	—	—	1,720,000	774,000	—	—

Pacific Special Acquisition (Rights)*	373,500	—	—	373,500	70,965	—	—

Ability, Inc. (Warrant)*	1,454,787	—	(5,230)	1,449,557	108,717	—	7,446

Arowana, Inc. (Warrants)	720,000	—	—	720,000	93,528	—	—

Barington/Hilco Acquisition Corp. (Warrants)**	487,260	—	—	487,260	56,035	—	—

Origo Acquisition Corp. (Warrants)	325,500	—	—	325,500	32,550	—	—

Dundee Acquisition Ltd. (Warrants)**	630,000	—	—	630,000	124,852	—	—

Education Management Corp. (Warrant)*	16,528,497	—	—	16,528,497	165	—	—

FinTech Acquisition Corp. (Warrants)	810,000	—	(810,000)	—	—	—	—

Garnero Group Acquisition Co. (Warrants)	2,430,200	—	(2,430,200)	—	—	—	—

Gibraltar Growth Corp. (Warrants)**	1,274,000	—	—	1,274,000	252,479	—	—

GP Investments Acquisition Corp. (Warrants)**	1,237,500	—	(250,000)	987,500	602,375	—	172,496

Harmony Merger Corp. (Warrants)	1,475,100	—	—	1,475,100	402,702	—	—

Hydra Industries Acquisition Corp. (Warrants)	1,720,000	—	(186,957)	1,533,043	654,609	—	72,912

Jason Industries (Warrants)*	1,933,070	—	—	1,933,070	164,311	—	—

KLR Energy Acquisition Corp. (Warrant)*	—	500,000	—	500,000	210,000	—	—

Limbach Holdings, Inc. (Warrants)**	420,504	—	(84,000)	336,504	444,185	—	—

Pacific Special Acquisition (Warrants)*	373,500	—	—	373,500	46,688	—	—

Tempus Applied Solution (Warrants)*	614,551	—	—	614,551	922	—	—
Terrapin 3 Acquisition (Warrants)*	1,428,000	—	—	1,428,000	258,468	—	—

					$45,577,523	$—	$(2,475,182)

*	Affiliated as of September 30, 2016.
**	No longer affiliated as of September 30, 2016.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 28, 2016

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
November 28, 2016